UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-08399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: December 31

Date of reporting period: January 1, 2006 - June 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

•	PIMCO Variable Insurance Trust All Asset Portfolio Administrative Class

•	PIMCO Variable Insurance Trust All Asset Portfolio Advisor Class

•	PIMCO Variable Insurance Trust All Asset Portfolio Class M

•	PIMCO Variable Insurance Trust CommodityRealReturn Strategy Portfolio Administrative Class

•	PIMCO Variable Insurance Trust CommodifyRealReturn Strategy Portfolio Advisor Class

•	PIMCO Variable Insurance Trust Emerging Markets Bond Portfolio Administrative Class

•	PIMCO Variable Insurance Trust Emerging Markets Bond Portfolio Advisor Class

•	PIMCO Variable Insurance Trust Foreign Bond Portfolio (U.S. Dollar-Hedged) Administrative Class

•	PIMCO Variable Insurance Trust Global Bond Portfolio (Unhedged) Administrative Class

•	PIMCO Variable Insurance Trust High Yield Portfolio Administrative Class

•	PIMCO Variable Insurance Trust High Yield Portfolio Institutional Class

•	PIMCO Variable Insurance Trust Long-Term U.S. Government Portfolio Administrative Class

•	PIMCO Variable Insurance Trust Long-Term U.S. Government Portfolio Institutional Class

•	PIMCO Variable Insurance Trust Low Duration Portfolio Administrative Class

•	PIMCO Variable Insurance Trust Low Duration Portfolio Institutional Class

•	PIMCO Variable Insurance Trust Money Market Portfolio Administrative Class

•	PIMCO Variable Insurance Trust Money Market Portfolio Institutional Class

•	PIMCO Variable Insurance Trust Real Return Portfolio Administrative Class

•	PIMCO Variable Insurance Trust Real Return Portfolio Institutional Class

•	PIMCO Variable Insurance Trust Real Return Portfolio Advisor Class

•	PIMCO Variable Insurance Trust RealEstateRealReturn Strategy Portfolio Administrative Class

•	PIMCO Variable Insurance Trust Short-Term Portfolio Administrative Class

•	PIMCO Variable Insurance Trust Short-Term Portfolio Institutional Class

•	PIMCO Variable Insurance Trust StocksPLUS® Growth and Income Portfolio Administrative Class

•	PIMCO Variable Insurance Trust StocksPLUS® Growth and Income Portfolio Institutional Class

•	PIMCO Variable Insurance Trust StocksPLUS® Total Return Portfolio Administrative Class

•	PIMCO Variable Insurance Trust Total Return Portfolio Administrative Class

•	PIMCO Variable Insurance Trust Total Return Portfolio Institutional Class

•	PIMCO Variable Insurance Trust Total Return Portfolio Advisor Class

•	PIMCO Variable Insurance Trust Total Return Portfolio II Administrative Class

•	PIMCO Variable Insurance Trust Total Return Portfolio II Institutional Class

•	PIMCO Variable Insurance Trust Combined Portfolios

•	All Asset Portfolio Institutional Class

•	Foreign Bond Portfolio (U.S. Dollar-Hedged) Institutional Class

•	Global Bond Portfolio (Unhedged) Institutional Class

•	High Yield Portfolio Advisor Class

•	Low Duration Portfolio Advisor Class

Share Class | Administrative

Semiannual Report June 30, 2006

PIMCO

PIMCO Variable Insurance Trust

All Asset Portfolio

A company of Allianz Global Investors

Share Class Administrative

Semiannual Report June 30, 2006

PIMCO Variable Insurance Trust

All Asset Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust covering the six-month period ended June 30, 2006.

Highlights of the global bond markets during the six-month period included:

■	Most fixed-income sectors lost ground during the first half of 2006, as concern about accelerating inflation and central bank tightening pushed interest rates higher worldwide. The benchmark Lehman Brothers Aggregate Bond Index (which includes Treasury, Investment-Grade Corporate, and Residential Mortgage-Backed Securities) returned -0.72% for the first six months of the year. On June 30, the benchmark ten-year Treasury yielded 5.14%, 0.75% higher than at the start of the year. The U.S. yield curve remained flat as shorter-maturity yields rose by a comparable amount.

■	The Federal Reserve tightened four times during the reporting period, bringing the Federal Funds Rate to 5.25%. The increase near the end of the period was the Federal Reserve’s 17th consecutive rate hike since the start of its tightening cycle in 2004. The Federal Reserve was not alone, as central banks in Europe, India, and China tightened credit in unison for the first time since 2000. The Bank of Japan, whose zero-interest-rate policy has flooded global markets with liquidity, looked set to reverse this policy in the coming months.

In these pages please find a more complete Portfolio review as it relates to financial-market activities, as well as details about total-return investment performance for the six-month reporting period. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2006

Semiannual Report	June 30, 2006	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the All Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Portfolio invests substantially all of its assets in Institutional Class shares of PIMCO Funds, an affiliated open-end investment company, except the All Asset and All Asset All Authority Funds (“Underlying Funds”).

Among the principal risks of investing in the Portfolio are allocation risk, Underlying Fund risk and issuer non-diversification risk. The Portfolio also is indirectly subject to the risks of the Underlying Funds, which may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, variable dividends risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage risk, non-U.S. investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, small company risk, management risk, California state specific risk, New York state specific risk, tax risk and index risk. A complete description of these risks is contained in the Portfolio’s prospectus. An Underlying Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Underlying Fund could not close out a position when it would be most advantageous to do so. An Underlying Fund investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Portfolio’s direct fees and expenses.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class, Advisor Class and Class M only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Examples would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2006 to June 30, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel or litigation expense).

Portfolio Benchmarks

Lehman Brothers U.S. TIPS: 1-10 Year is an unmanaged index market comprised of U.S. Treasury Inflation Linked securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in such an unmanaged index.

The CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The CPI is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time.

Semiannual Report	June 30, 2006	3

PIMCO All Asset Portfolio

Cumulative Returns Through June 30, 2006

               All Asset
               Portfolio         Lehman Brothers       Consumer Price
            Administrative       U.S. TIPS: 1-10        Index + 500
                Class              Year Index           Basis points
            --------------       ---------------       --------------
04/30/2003     $10,000              $10,000              $10,000
05/31/2003      10,550               10,296               10,025
06/30/2003      10,464               10,275               10,078
07/31/2003       9,991                9,949               10,131
08/31/2003      10,182               10,081               10,212
09/30/2003      10,511               10,351               10,288
10/31/2003      10,682               10,368               10,319
11/30/2003      10,763               10,337               10,334
12/31/2003      11,079               10,397               10,366
01/31/2004      11,192               10,496               10,460
02/29/2004      11,449               10,701               10,560
03/31/2004      11,661               10,845               10,672
04/30/2004      10,909               10,488               10,751
05/31/2004      11,208               10,618               10,859
06/30/2004      11,276               10,610               10,938
07/31/2004      11,307               10,742               10,966
08/31/2004      11,626               10,936               11,018
09/30/2004      11,818               10,946               11,087
10/31/2004      12,025               11,079               11,192
11/30/2004      12,181               11,040               11,244
12/31/2004      12,352               11,135               11,250
01/31/2005      12,288               11,106               11,320
02/28/2005      12,415               11,066               11,433
03/31/2005      12,312               11,046               11,570
04/30/2005      12,462               11,229               11,696
05/31/2005      12,633               11,278               11,733
06/30/2005      12,794               11,306               11,788
07/31/2005      12,837               11,141               11,891
08/31/2005      13,085               11,356               12,002
09/30/2005      13,055               11,367               12,198
10/31/2005      12,805               11,266               12,274
11/30/2005      12,903               11,277               12,226
12/31/2005      13,121               11,344               12,228
01/31/2006      13,254               11,352               12,372
02/28/2006      13,288               11,320               12,448
03/31/2006      13,080               11,205               12,569
04/30/2006      13,102               11,262               12,728
05/31/2006      12,990               11,299               12,845
06/30/2006      12,984               11,333               12,923

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

PIMCO Funds Allocation‡

Real Return Asset	28.4%
Real Return	18.1%
Developing Local Markets	8.5%
Floating Income	8.3%
Long-Term U.S. Government	7.4%
International StocksPLUS® TR Strategy	6.0%
Emerging Markets Bond	5.6%
Other	17.7%

‡	% of Total Investments as of June 30, 2006

Average Annual Total Return for the period ended June 30, 2006
		6 Months*	1 Year	Since Inception (04/30/03)
	PIMCO All Asset Portfolio Administrative Class	-1.05%	1.48%	8.59%
	Lehman Brothers U.S. TIPS 1-10 Year Index	-0.09%	0.24%	4.03%
------	Consumer Price Index + 500 Basis points	5.69%	9.64%	8.43%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/06)	$1,000.00	$1,000.00
Ending Account Value (06/30/06)	$989.50	$1,021.82
Expenses Paid During Period†	$2.96	$3.01

† Expenses are equal to the Portfolio’s Administrative Class annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which based upon the allocation of the Portfolio’s assets among the Underlying Funds are indirectly borne by the shareholders of the Portfolio. The Underlying Fund Expenses for the Portfolio are estimated at 0.63%. Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for a description of the Portfolio’s benchmark and an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO All Asset Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class Shares of the Underlying Funds (i.e., any of the PIMCO Funds, except the All Asset and All Asset All Authority Funds).

»	Significant exposure to the Treasury Inflation-Protected Securities (“TIPS”) asset class detracted significantly from tactical asset allocation alpha due to the asset class, particularly longer dated TIPS, posting negative returns.

»	Less than optimal exposure to commodities detracted from performance, as the Dow Jones AIG Commodity Index returned 3.58% over the period.

»	Less than optimal exposure to Real Estate Investment Trusts (“REITs”) detracted from performance, as the Dow Jones Wilshire REIT Index gained 14.40% for the period.

»	Significant exposure to lower duration instruments was positive for performance, as lower duration assets tend to outperform assets with longer duration in a rising interest rate environment. Exposure to the Floating Rate Income Fund provided positive returns.

»	Significant exposure to the Developing Local Markets Fund and emerging market currencies added to performance with the fund returning 4.34%.

»	Exposure to the High Yield Fund was positive due to coupon selection providing solid returns for the period.

4	PIMCO Variable Insurance Trust

Financial Highlights All Asset Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2006+	12/31/2005		12/31/2004		04/30/2003-12/31/2003

Administrative Class
Net asset value beginning of period	$11.81	$11.62		$10.77		$10.00
Net investment income (a)	0.23	0.83		1.50		0.53
Net realized/unrealized gain (loss) on investments (a)	(0.35)	(0.11)		(0.27)		0.54
Total income (loss) from investment operations	(0.12)	0.72		1.23		1.07
Dividends from net investment income	(0.24)	(0.49)		(0.37)		(0.30)
Distributions from net realized capital gains	0.00	(0.04)		(0.01)		0.00
Total distributions	(0.24)	(0.53)		(0.38)		(0.30)
Net asset value end of period	$11.45	$11.81		$11.62		$10.77
Total return	(1.05)%	6.23%		11.49%		10.79%
Net assets end of period (000s)	$233,824	$251,482		$102,183		$1,017
Ratio of expenses to average net assets	0.60%*	0.59	%(c)(d)	0.57	%(c)(d)	0.60	%*(b)(c)
Ratio of net investment income to average net assets	3.89%*	6.98%		13.02%		7.56	%*
Portfolio turnover rate	33%	75%		93%		136%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 10.92%.

(c) Ratio of expenses to average net assets excluding underlying Funds’ expenses in which the Portfolio invests.

(d) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.60%.

See Accompanying Notes	Semiannual Report	June 30, 2006	5

Statement of Assets and Liabilities All Asset Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2006 (Unaudited)

Assets:
Investments in Affiliates, at value	$364,075
Cash	1
Receivable for Portfolio shares sold	2,020
Interest and dividends receivable from Affiliates	1,899
367,995

Liabilities:
Payable for investments in Affiliates purchased	$3,433
Payable for Portfolio shares redeemed	228
Accrued investment advisory fee	62
Accrued administration fee	77
Accrued servicing fee	62
Recoupment payable to Manager	5
3,867

Net Assets	$364,128

Net Assets Consist of:
Paid in capital	$368,395
Undistributed net investment income	6,814
Accumulated undistributed net realized (loss)	(1,686)
Net unrealized (depreciation)	(9,395)
$364,128

Net Assets:
Institutional Class	$10
Administrative Class	233,824
Advisor Class	65,231
Class M	65,063

Shares Issued and Outstanding:
Institutional Class	1
Administrative Class	20,415
Advisor Class	5,693
Class M	5,684

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$11.45
Administrative Class	11.45
Advisor Class	11.45
Class M	11.44

Cost of Investments in Affiliates Owned	$373,469

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations All Asset Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Interest	$14
Dividends from Affiliate investments	7,717
Total Income	7,731

Expenses:
Investment advisory fees	337
Administration fees	422
Servicing fees – Administrative Class	190
Distribution and/or servicing fees – Advisor Class	21
Distribution and/or servicing fees – Class M	152
Interest expense	1
Miscellaneous expense	10
Total Expenses	1,133

Net Investment Income	6,598

Net Realized and Unrealized (Loss):
Net realized (loss) on Affiliate investments	(3,155)
Net change in unrealized (depreciation) on Affiliate investments	(7,231)
Net (Loss)	(10,386)

Net (Decrease) in Net Assets Resulting from Operations	$(3,788)

See Accompanying Notes	Semiannual Report	June 30, 2006	7

Statements of Changes in Net Assets All Asset Portfolio

(Amounts In Thousands)	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$6,598	$16,918
Net realized gain (loss) on Affiliate investments	(3,155)	1,306
Net capital (loss) distributions received from Underlying Funds	0	712
Net change in unrealized (depreciation) on Affiliate investments	(7,231)	(3,656)
Net increase (decrease) resulting from operations	(3,788)	15,280

Distributions to Shareholders:
From net investment income
Institutional Class	0	0
Administrative Class	(5,038)	(9,080)
Advisor Class	(632)	(160)
Class M	(1,232)	(2,166)
From net realized capital gains
Institutional Class	0	0
Administrative Class	0	(735)
Advisor Class	0	(22)
Class M	0	(198)

Total Distributions	(6,902)	(12,361)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	10	0
Administrative Class	33,411	166,191
Advisor Class	58,213	7,545
Class M	11,550	54,317
Issued as reinvestment of distributions
Institutional Class	0	0
Administrative Class	5,038	9,815
Advisor Class	632	182
Class M	1,232	2,364
Cost of shares redeemed
Institutional Class	0	0
Administrative Class	(48,154)	(29,204)
Advisor Class	(431)	(208)
Class M	(12,991)	(8,152)
Net increase resulting from Portfolio share transactions	48,510	202,850

Total Increase in Net Assets	37,820	205,769

Net Assets:
Beginning of period	326,308	120,539
End of period*	$364,128	$326,308

*Including undistributed net investment income of:	$6,814	$7,118

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments All Asset Portfolio (a)	June 30, 2006 (Unaudited)

		VALUE
	SHARES	(000S)

PIMCO FUNDS (b) 99.5%
CommodityRealReturn Strategy Fund®	639,133	$9,395
Convertible Fund	99,294	1,240
Developing Local Markets Fund	2,967,035	30,946
Diversified Income Fund	95,839	1,031
Emerging Markets Bond Fund	1,908,223	20,552
Floating Income Fund	2,936,807	30,396
Foreign Bond Fund (Unhedged)	81,715	833
Fundamental IndexPLUS® Fund	162,512	1,666
Fundamental IndexPLUS® TR Fund	780,708	7,823
GNMA Fund	249,029	2,670
High Yield Fund	1,318,660	12,554
International StocksPLUS® TR Strategy Fund	1,888,909	22,025
Long-Term U.S. Government Fund	2,636,612	26,893
Low Duration Fund	304,426	2,993
Real Return Asset Fund	9,461,298	103,412
Real Return Fund	6,131,194	65,726
RealEstateRealReturn Strategy Fund	202,957	1,756
Short-Term Fund	994	10
StocksPLUS® Fund	7,084	72
StocksPLUS® Total Return Fund	148,481	1,679
Total Return Fund	1,477,051	15,036
Total Return Mortgage Fund	346,837	3,586

Total PIMCO Funds (Cost $371,688)		362,294

SHORT-TERM INSTRUMENTS 0.5%

REPURCHASE AGREEMENT 0.5%
State Street Bank
4.900% due 07/03/2006	$1,781	$1,781

(Dated 06/30/2006. Collateralized by Federal Home Loan Bank 4.875% due 02/15/2007 valued at $1,819. Repurchase proceeds are $1,782.)

Total Short-Term Instruments (Cost $1,781)		1,781

Total Investments 100.0% (Cost $373,469)		$364,075

Other Assets and Liabilities (Net) 0.0%		53

Net Assets 100.0%		$364,128

Notes to Schedule of Investments:
(a) The All Asset Portfolio is investing in shares of affiliated Funds.

(b) Institutional Class of each PIMCO Funds.

See Accompanying Notes	Semiannual Report	June 30, 2006	9

Notes to Financial Statements

1.  ORGANIZATION

The All Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company organized as a Delaware business trust on October 3, 1997. The Portfolio offers four classes of shares: Institutional, Administrative, Advisor, and Class M. Information presented in these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class, Advisor Class and Class M are provided separately and are available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation  Investments in Funds within the PIMCO Funds are valued at their net asset value as reported by the Underlying Funds.

Securities Transactions and Investment Income.  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related or asset-backed securities are recorded as components of interest income in the Statement of Operations.

Dividends and Distributions to Shareholders.  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year. Most shareholders choose to reinvest their dividends and capital gain distribution in additional shares of the Portfolio.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations.  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Federal Income Taxes.   The All Asset Portfolio (“the Portfolio”) intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

To the extent the All Asset Portfolio invest in the CommodityRealReturn Strategy Portfolio® (the “CRRS Portfolio”), an Underlying Fund, this Portfolio may be subject to the risks associated with commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the CRRS Portfolio derive at least 90 percent of its gross income from certain qualifying sources of income. On December 16, 2005, the IRS issued Revenue Ruling 2006-01 which held that income from commodity index-linked swaps was not qualifying income. At the time Revenue Ruling 2006-01 was issued, the CRRS Portfolio invested primarily in commodity index-linked swaps to gain exposure to the commodity markets. Revenue Ruling 2006-01 provided an effective date of June 30, 2006, after which time the CRRS Portfolio’s ability to utilize commodity index-linked swaps as part of its investment strategy will be limited to a maximum of 10 percent of its gross income.

On June 2, 2006, the IRS issued Revenue Ruling 2006-31 which extends the effective date for Revenue Ruling 2006-01 from June 30, 2006 until September 30, 2006. Revenue Ruling 2006-31 also clarifies the holding of Revenue Ruling 2006-01 by providing that income from alternative instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. In addition, the IRS has also issued private letter rulings to at least two other funds in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The CRRS Portfolio has also obtained an opinion of counsel with respect to the treatment of income from commodity index-linked notes as qualifying income under the Code. Such an opinion is not binding upon the IRS.

Based on Revenue Ruling 2006-31, IRS guidance and advice of counsel, the CRRS Portfolio will seek to gain exposure to the commodity markets primarily through investments in commodity indexlinked notes. The use of commodity index-linked notes involves specific risks. The CRRS Portfolio will continue to seek ways to make use of other commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, and alternative structures within the Portfolio to gain exposure to commodity markets. Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

Guarantees and Indemnifications.  Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of

10	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

Underlying Funds.  The Portfolio may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Fund at any particular time. The Underlying Funds are the Institutional Class shares of the PIMCO Funds, an affiliated open-end investment company, except All Asset and All Asset All Authority Funds. Though it is anticipated that the All Asset Portfolio will not currently invest in the European StocksPLUS® Total Return Strategy, Far East (ex-Japan) StocksPLUS® Total Return Strategy, Japanese StocksPLUS® TR Strategy, StocksPLUS® Municipal-Backed and StocksPLUS® TR Short Strategy Funds, the Portfolio may invest in these Funds in the future, without shareholder approval, at the discretion of the Portfolio’s asset allocation sub-adviser.

New Accounting Policies.  In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the application of the Interpretation to the Portfolio and will provide additional information in relation to the Interpretation in the Portfolio’s annual financial statements for the year ending December 31, 2006.

3.  FEES, EXPENSES, AND RELATED PARTY TRANSACTIONS

Investment Advisory Fee.  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.20%.

Administration Fee.  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee is charged at the annual rate of 0.25%.

Distribution and Servicing Fees.  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

Expenses.  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of organization expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Administrative Class	0.60%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent the Portfolio’s annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows (amounts in thousands):

	Year of Waiver
	12/31/2003	12/31/2004	12/31/2005	06/30/2006
Amount Available for Reimbursement	$12	$0	$0	$0

For the current period ended June 30, 2006, each unaffiliated Trustee received an annual retainer of $15,000, plus $2,000 for each Board of Trustees quarterly meeting attended, $500 for each Board of Trustees committee meeting attended and $500 for each special board meeting attended, plus reimbursement of related expenses. In addition, each Committee Chair received an additional annual retainer of $500 and each Audit Committee Chair received an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2006 were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$159,640	$113,374

Semiannual Report	June 30, 2006	11

Notes to Financial Statements (Cont.)

5.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2006		Year Ended 12/31/2005
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1	$10	0	$0
Administrative Class	2,843	33,411	14,121	166,191
Advisor Class	5,043	58,213	632	7,545
Class M	982	11,550	4,617	54,317
Issued as reinvestment of distributions
Institutional Class	0	0	0	0
Administrative Class	437	5,038	828	9,815
Advisor Class	56	632	15	182
Class M	107	1,232	200	2,364
Cost of shares redeemed
Institutional Class	0	0	0	0
Administrative Class	(4,149)	(48,154)	(2,453)	(29,204)
Advisor Class	(37)	(431)	(17)	(208)
Class M	(1,114)	(12,991)	(689)	(8,152)
Net increase resulting from Portfolio share transactions	4,169	$48,510	17,254	$202,850

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	100
Administrative Class	2	89	*
Advisor Class	2	93
Class M	3	97

* Allianz Life Insurance Co. of North America, an indirect wholly owned subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

6.  AFFILIATED TRANSACTIONS

The Underlying Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2006 (amounts in thousands):

Underlying Funds	Market Value 12/31/2005	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 6/30/2006	Dividend Income	Net Capital and Realized Gain (Loss)
CommodityRealReturn Strategy Fund®	$11,984	$3,509	$6,126	$130	$9,395	$46	$(270)
Convertible Fund	1,193	16	0	66	1,240	16	0
Developing Local Markets Fund	23,695	11,797	5,002	582	30,946	529	96
Diversified Income Fund	0	1,051	0	(19)	1,031	11	0
Emerging Markets Bond Fund	26,326	9,172	13,874	321	20,552	756	(215)
Floating Income Fund	23,662	14,886	8,178	272	30,396	678	65
Foreign Bond Fund (Unhedged)	7,223	1,078	7,621	25	833	80	(356)
Fundamental IndexPLUS® Fund	1,258	1,753	1,411	28	1,666	18	24
Fundamental IndexPLUS® TR Fund	10,704	972	3,795	(28)	7,823	164	(158)
GNMA Fund	3,197	539	988	(63)	2,670	70	(9)
High Yield Fund	20,384	705	8,205	(76)	12,554	705	(85)
International StocksPLUS® TR Strategy Fund	10,584	12,012	75	(675)	22,025	379	(9)
Long-Term U.S. Government Fund	39,326	3,546	13,541	(2,088)	26,893	717	(831)
Low Duration Fund	4,844	12,249	13,954	(2)	2,993	158	(146)
Real Return Asset Fund	49,421	59,336	997	(4,724)	103,412	1,423	(38)
Real Return Fund	43,544	24,385	591	(2,425)	65,726	995	(45)
RealEstateRealReturn Strategy Fund	10,989	230	9,873	36	1,756	230	(537)
Short-Term Fund	0	76	66	0	10	0	0
StocksPLUS® Fund	70	1	0	3	72	1	0
StocksPLUS® Total Return Fund	1,687	21	0	(59)	1,679	21	0
Total Return Fund	26,281	2,128	12,615	(576)	15,036	542	(463)
Total Return Mortgage Fund	10,041	178	6,462	(123)	3,586	178	(178)
Totals	$326,413	$159,640	$113,374	$(9,395)	$362,294	$7,717	$(3,155)

12	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

7.  FEDERAL INCOME TAX MATTERS

As of June 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 1,463	$ (10,857)	$ (9,394)

8.  REGULATORY AND LITIGATION MATTERS

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the PIMCO Funds, the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees and employees of the PIMCO Funds, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and the PIMCO Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds themselves against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and PIMCO Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Portfolios of the Trust. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the PIMCO Funds have been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

Certain Portfolios of the Trust were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain Portfolios of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders —including certain Portfolios of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Portfolios. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolios or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolios.

Semiannual Report	June 30, 2006	13

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Advisor

Semiannual Report June 30, 2006

PIMCO

PIMCO Variable Insurance Trust

All Asset Portfolio

A company of Allianz Global Investors

Share Class Advisor

Semiannual Report June 30, 2006

PIMCO Variable Insurance Trust

All Asset Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust covering the six-month period ended June 30, 2006.

Highlights of the global bond markets during the six-month period included:

■	Most fixed-income sectors lost ground during the first half of 2006, as concern about accelerating inflation and central bank tightening pushed interest rates higher worldwide. The benchmark Lehman Brothers Aggregate Bond Index (which includes Treasury, Investment-Grade Corporate, and Residential Mortgage-Backed Securities) returned -0.72% for the first six months of the year. On June 30, the benchmark ten-year Treasury yielded 5.14%, 0.75% higher than at the start of the year. The U.S. yield curve remained flat as shorter-maturity yields rose by a comparable amount.

■	The Federal Reserve tightened four times during the reporting period, bringing the Federal Funds Rate to 5.25%. The increase near the end of the period was the Federal Reserve’s 17th consecutive rate hike since the start of its tightening cycle in 2004. The Federal Reserve was not alone, as central banks in Europe, India, and China tightened credit in unison for the first time since 2000. The Bank of Japan, whose zero-interest-rate policy has flooded global markets with liquidity, looked set to reverse this policy in the coming months.

In these pages please find a more complete Portfolio review as it relates to financial-market activities, as well as details about total-return investment performance for the six-month reporting period. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2006

Semiannual Report	June 30, 2006	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the All Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Portfolio invests substantially all of its assets in Institutional Class shares of PIMCO Funds, an affiliated open-end investment company, except the All Asset and All Asset All Authority Funds (“Underlying Funds”).

Among the principal risks of investing in the Portfolio are allocation risk, Underlying Fund risk and issuer non-diversification risk. The Portfolio also is indirectly subject to the risks of the Underlying Funds, which may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, variable dividends risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage risk, non-U.S. investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, small company risk, management risk, California state specific risk, New York state specific risk, tax risk and index risk. A complete description of these risks is contained in the Portfolio’s prospectus. An Underlying Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Underlying Fund could not close out a position when it would be most advantageous to do so. An Underlying Fund investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Portfolio’s direct fees and expenses.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class, Advisor Class and Class M only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Examples would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2006 to June 30, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel or litigation expense).

Portfolio Benchmarks

Lehman Brothers U.S. TIPS: 1-10 Year is an unmanaged index market comprised of U.S. Treasury Inflation Linked securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in such an unmanaged index.

The CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The CPI is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time.

Semiannual Report	June 30, 2006	3

PIMCO All Asset Portfolio

Cumulative Returns Through June 30, 2006

                                    Consumer Price
              All Asset Portfolio    Index + 500       Lehman Brothers U.S.
                Advisor Class        Basis points      TIPS 1-10 Year Index
              -------------------   --------------     --------------------
04/30/2004          $10,000            $10,000                $10,000
05/31/2004           10,274             10,100                 10,124
06/30/2004           10,332             10,174                 10,116
07/31/2004           10,351             10,201                 10,242
08/31/2004           10,653             10,249                 10,427
09/30/2004           10,821             10,313                 10,437
10/31/2004           11,010             10,410                 10,564
11/30/2004           11,152             10,459                 10,527
12/31/2004           11,318             10,464                 10,617
01/31/2005           11,250             10,530                 10,590
02/28/2005           11,377             10,634                 10,552
03/31/2005           11,275             10,762                 10,532
04/30/2005           11,412             10,679                 10,707
05/31/2005           11,558             10,913                 10,753
06/30/2005           11,697             10,964                 10,780
07/31/2005           11,738             11,061                 10,623
08/31/2005           11,975             11,163                 10,828
09/30/2005           11,945             11,346                 10,838
10/31/2005           11,707             11,416                 10,742
11/30/2005           11,796             11,372                 10,752
12/31/2005           12,001             11,374                 10,816
01/31/2006           12,123             11,508                 10,825
02/28/2006           12,153             11,579                 10,793
03/31/2006           11,958             11,691                 10,684
04/30/2006           11,978             11,839                 10,738
05/31/2006           11,876             11,948                 10,774
06/30/2006           11,862             12,021                 10,806

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Advisor Class.

PIMCO Funds Allocation‡

Real Return Asset	28.4%
Real Return	18.1%
Developing Local Markets	8.5%
Floating Income	8.3%
Long-Term U.S. Government	7.4%
International StocksPLUS® TR Strategy	6.0%
Emerging Markets Bond	5.6%
Other	17.7%

‡	% of Total Investments as of June 30, 2006

Average Annual Total Return for the period ended June 30, 2006
		6 Months*	1 Year	Since Inception (04/30/04)
	PIMCO All Asset Portfolio Advisor Class	-1.16%	1.39%	8.20%
	Lehman Brothers U.S. TIPS 1-10 Year Index	-0.09%	0.24%	3.65%
- - - -	Consumer Price Index + 500 Basis points	5.69%	9.64%	8.87%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/06)	$1,000.00	$1,000.00
Ending Account Value (06/30/06)	$988.40	$1,021.32
Expenses Paid During Period†	$3.45	$3.51

† Expenses are equal to the Portfolio’s Advisor Class annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the underlying Funds, which based upon the allocation of the Portfolio’s assets among the Underlying Funds are indirectly borne by the shareholders of the Portfolio. The Underlying Fund Expenses for the Portfolio are estimated at 0.63%. Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for a description of the Portfolio’s benchmark and an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO All Asset Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class Shares of the Underlying Funds (i.e., any of the PIMCO Funds, except the All Asset and All Asset All Authority Funds).

»	Significant exposure to the Treasury Inflation-Protected Securities (“TIPS”) asset class detracted significantly from tactical asset allocation alpha due to the asset class, particularly longer dated TIPS, posting negative returns.

»	Less than optimal exposure to commodities detracted from performance, as the Dow Jones AIG Commodity Index returned 3.58% over the period.

»	Less than optimal exposure to Real Estate Investment Trusts (“REITs”) detracted from performance, as the Dow Jones Wilshire REIT Index gained 14.40% for the period.

»	Significant exposure to lower duration instruments was positive for performance, as lower duration assets tend to outperform assets with longer duration in a rising interest rate environment. Exposure to the Floating Rate Income Fund provided positive returns.

»	Significant exposure to the Developing Local Markets Fund and emerging market currencies added to performance with the fund returning 4.34%.

»	Exposure to the High Yield Fund was positive due to coupon selection providing solid returns for the period.

4	PIMCO Variable Insurance Trust

Financial Highlights All Asset Portfolio Advisor Class

Selected Per Share Data for the Year or Period Ended:	06/30/2006+	12/31/2005	04/30/2004- 12/31/2004

Advisor Class
Net asset value beginning of period	$11.82	$11.64	$10.59
Net investment income (a)	0.32	1.63	0.52
Net realized/unrealized gain (loss) on investments (a)	(0.46)	(0.93)	0.87
Total income (loss) from investment operations	(0.14)	0.70	1.39
Dividends from net investment income	(0.23)	(0.48)	(0.33)
Distributions from net realized capital gains	0.00	(0.04)	(0.01)
Total distributions	(0.23)	(0.52)	(0.34)
Net asset value end of period	$11.45	$11.82	$11.64
Total return	(1.16)%	6.03%	13.18%
Net assets end of period (000s)	$65,231	$7,461	$11
Ratio of expenses to average net assets	0.70%*	0.70%	0.67	%*(b)(c)
Ratio of net investment income to average net assets	5.53%*	13.67%	6.96	%*
Portfolio turnover rate	33%	75%	93%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Ratio of expenses to average net assets excluding underlying Funds’ expenses in which the Portfolio invests.

(c) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.70%

See Accompanying Notes	Semiannual Report	June 30, 2006	5

Statement of Assets and Liabilities All Asset Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2006 (Unaudited)

Assets:
Investments in Affiliates, at value	$364,075
Cash	1
Receivable for Portfolio shares sold	2,020
Interest and dividends receivable from Affiliates	1,899
367,995

Liabilities:
Payable for investments in Affiliates purchased	$3,433
Payable for Portfolio shares redeemed	228
Accrued investment advisory fee	62
Accrued administration fee	77
Accrued servicing fee	62
Recoupment payable to Manager	5
3,867

Net Assets	$364,128

Net Assets Consist of:
Paid in capital	$368,395
Undistributed net investment income	6,814
Accumulated undistributed net realized (loss)	(1,686)
Net unrealized (depreciation)	(9,395)
$364,128

Net Assets:
Institutional Class	$10
Administrative Class	233,824
Advisor Class	65,231
Class M	65,063

Shares Issued and Outstanding:
Institutional Class	1
Administrative Class	20,415
Advisor Class	5,693
Class M	5,684

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$11.45
Administrative Class	11.45
Advisor Class	11.45
Class M	11.44

Cost of Investments in Affiliates Owned	$373,469

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations All Asset Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Interest	$14
Dividends from Affiliate investments	7,717
Total Income	7,731

Expenses:
Investment advisory fees	337
Administration fees	422
Servicing fees – Administrative Class	190
Distribution and/or servicing fees – Advisor Class	21
Distribution and/or servicing fees – Class M	152
Interest expense	1
Miscellaneous expense	10
Total Expenses	1,133

Net Investment Income	6,598

Net Realized and Unrealized (Loss):
Net realized (loss) on Affiliate investments	(3,155)
Net change in unrealized (depreciation) on Affiliate investments	(7,231)
Net (Loss)	(10,386)

Net (Decrease) in Net Assets Resulting from Operations	$(3,788)

See Accompanying Notes	Semiannual Report	June 30, 2006	7

Statements of Changes in Net Assets All Asset Portfolio

(Amounts In Thousands)	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$6,598	$16,918
Net realized gain (loss) on Affiliate investments	(3,155)	1,306
Net capital (loss) distributions received from Underlying Funds	0	712
Net change in unrealized (depreciation) on Affiliate investments	(7,231)	(3,656)
Net increase (decrease) resulting from operations	(3,788)	15,280

Distributions to Shareholders:
From net investment income
Institutional Class	0	0
Administrative Class	(5,038)	(9,080)
Advisor Class	(632)	(160)
Class M	(1,232)	(2,166)
From net realized capital gains
Institutional Class	0	0
Administrative Class	0	(735)
Advisor Class	0	(22)
Class M	0	(198)

Total Distributions	(6,902)	(12,361)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	10	0
Administrative Class	33,411	166,191
Advisor Class	58,213	7,545
Class M	11,550	54,317
Issued as reinvestment of distributions
Institutional Class	0	0
Administrative Class	5,038	9,815
Advisor Class	632	182
Class M	1,232	2,364
Cost of shares redeemed
Institutional Class	0	0
Administrative Class	(48,154)	(29,204)
Advisor Class	(431)	(208)
Class M	(12,991)	(8,152)
Net increase resulting from Portfolio share transactions	48,510	202,850

Total Increase in Net Assets	37,820	205,769

Net Assets:
Beginning of period	326,308	120,539
End of period*	$364,128	$326,308

*Including undistributed net investment income of:	$6,814	$7,118

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments All Asset Portfolio (a)	June 30, 2006 (Unaudited)

		VALUE
	SHARES	(000S)
PIMCO FUNDS (b) 99.5%
CommodityRealReturn Strategy Fund®	639,133	$9,395
Convertible Fund	99,294	1,240
Developing Local Markets Fund	2,967,035	30,946
Diversified Income Fund	95,839	1,031
Emerging Markets Bond Fund	1,908,223	20,552
Floating Income Fund	2,936,807	30,396
Foreign Bond Fund (Unhedged)	81,715	833
Fundamental IndexPLUS® Fund	162,512	1,666
Fundamental IndexPLUS® TR Fund	780,708	7,823
GNMA Fund	249,029	2,670
High Yield Fund	1,318,660	12,554
International StocksPLUS® TR Strategy Fund	1,888,909	22,025
Long-Term U.S. Government Fund	2,636,612	26,893
Low Duration Fund	304,426	2,993
Real Return Asset Fund	9,461,298	103,412
Real Return Fund	6,131,194	65,726
RealEstateRealReturn Strategy Fund	202,957	1,756
Short-Term Fund	994	10
StocksPLUS® Fund	7,084	72
StocksPLUS® Total Return Fund	148,481	1,679
Total Return Fund	1,477,051	15,036
Total Return Mortgage Fund	346,837	3,586

Total PIMCO Funds (Cost $371,688)		362,294

SHORT-TERM INSTRUMENTS 0.5%

REPURCHASE AGREEMENT 0.5%
State Street Bank
4.900% due 07/03/2006	$1,781	$1,781

(Dated 06/30/2006. Collateralized by Federal Home Loan Bank 4.875% due 02/15/2007 valued at $1,819. Repurchase proceeds are $1,782.)

Total Short-Term Instruments (Cost $1,781)		1,781

Total Investments 100.0% (Cost $373,469)		$364,075

Other Assets and Liabilities (Net) 0.0%		53

Net Assets 100.0%		$364,128

Notes to Schedule of Investments:
(a) The All Asset Portfolio is investing in shares of affiliated Funds.

(b) Institutional Class of each PIMCO Funds.

See Accompanying Notes	Semiannual Report	June 30, 2006	9

Notes to Financial Statements

1.  ORGANIZATION

The All Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company organized as a Delaware business trust on October 3, 1997. The Portfolio offers four classes of shares: Institutional, Administrative, Advisor, and Class M. Information presented in these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class, Administrative Class and Class M are provided separately and are available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation  Investments in Funds within the PIMCO Funds are valued at their net asset value as reported by the Underlying Funds.

Securities Transactions and Investment Income.  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related or asset-backed securities are recorded as components of interest income in the Statement of Operations.

Dividends and Distributions to Shareholders.  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year. Most shareholders choose to reinvest their dividends and capital gain distribution in additional shares of the Portfolio.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations.  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Federal Income Taxes.   The All Asset Portfolio (“the Portfolio”) intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

To the extent the All Asset Portfolio invest in the CommodityRealReturn Strategy Portfolio® (the “CRRS Portfolio”), an Underlying Fund, this Portfolio may be subject to the risks associated with commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the CRRS Portfolio derive at least 90 percent of its gross income from certain qualifying sources of income. On December 16, 2005, the IRS issued Revenue Ruling 2006-01 which held that income from commodity index-linked swaps was not qualifying income. At the time Revenue Ruling 2006-01 was issued, the CRRS Portfolio invested primarily in commodity index-linked swaps to gain exposure to the commodity markets. Revenue Ruling 2006-01 provided an effective date of June 30, 2006, after which time the CRRS Portfolio’s ability to utilize commodity index-linked swaps as part of its investment strategy will be limited to a maximum of 10 percent of its gross income.

On June 2, 2006, the IRS issued Revenue Ruling 2006-31 which extends the effective date for Revenue Ruling 2006-01 from June 30, 2006 until September 30, 2006. Revenue Ruling 2006-31 also clarifies the holding of Revenue Ruling 2006-01 by providing that income from alternative instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. In addition, the IRS has also issued private letter rulings to at least two other funds in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The CRRS Portfolio has also obtained an opinion of counsel with respect to the treatment of income from commodity index-linked notes as qualifying income under the Code. Such an opinion is not binding upon the IRS.

Based on Revenue Ruling 2006-31, IRS guidance and advice of counsel, the CRRS Portfolio will seek to gain exposure to the commodity markets primarily through investments in commodity indexlinked notes. The use of commodity index-linked notes involves specific risks. The CRRS Portfolio will continue to seek ways to make use of other commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, and alternative structures within the Portfolio to gain exposure to commodity markets. Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

Guarantees and Indemnifications.  Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of

10	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

Underlying Funds.  The Portfolio may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Fund at any particular time. The Underlying Funds are the Institutional Class shares of the PIMCO Funds, an affiliated open-end investment company, except All Asset and All Asset All Authority Funds. Though it is anticipated that the All Asset Portfolio will not currently invest in the European StocksPLUS® Total Return Strategy, Far East (ex-Japan) StocksPLUS® Total Return Strategy, Japanese StocksPLUS® TR Strategy, StocksPLUS® Municipal-Backed and StocksPLUS® TR Short Strategy Funds, the Portfolio may invest in these Funds in the future, without shareholder approval, at the discretion of the Portfolio’s asset allocation sub-adviser.

New Accounting Policies.  In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the application of the Interpretation to the Portfolio and will provide additional information in relation to the Interpretation in the Portfolio’s annual financial statements for the year ending December 31, 2006.

3.  FEES, EXPENSES, AND RELATED PARTY TRANSACTIONS

Investment Advisory Fee.  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.20%.

Administration Fee.  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee is charged at the annual rate of 0.25%.

Distribution and Servicing Fees.  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

Expenses.  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of organization expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Administrative Class	0.60%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent the Portfolio’s annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows (amounts in thousands):

	Year of Waiver
	12/31/2003	12/31/2004	12/31/2005	06/30/2006
Amount Available for Reimbursement	$12	$0	$0	$0

For the current period ended June 30, 2006, each unaffiliated Trustee received an annual retainer of $15,000, plus $2,000 for each Board of Trustees quarterly meeting attended, $500 for each Board of Trustees committee meeting attended and $500 for each special board meeting attended, plus reimbursement of related expenses. In addition, each Committee Chair received an additional annual retainer of $500 and each Audit Committee Chair received an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2006 were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$159,640	$113,374

Semiannual Report	June 30, 2006	11

Notes to Financial Statements (Cont.)

5.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2006		Year Ended 12/31/2005
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1	$10	0	$0
Administrative Class	2,843	33,411	14,121	166,191
Advisor Class	5,043	58,213	632	7,545
Class M	982	11,550	4,617	54,317
Issued as reinvestment of distributions
Institutional Class	0	0	0	0
Administrative Class	437	5,038	828	9,815
Advisor Class	56	632	15	182
Class M	107	1,232	200	2,364
Cost of shares redeemed
Institutional Class	0	0	0	0
Administrative Class	(4,149)	(48,154)	(2,453)	(29,204)
Advisor Class	(37)	(431)	(17)	(208)
Class M	(1,114)	(12,991)	(689)	(8,152)
Net increase resulting from Portfolio share transactions	4,169	$48,510	17,254	$202,850

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	100
Administrative Class	2	89	*
Advisor Class	2	93
Class M	3	97

* Allianz Life Insurance Co. of North America, an indirect wholly owned subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

6.  AFFILIATED TRANSACTIONS

The Underlying Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2006 (amounts in thousands):

Underlying Funds	Market Value 12/31/2005	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 6/30/2006	Dividend Income	Net Capital and Realized Gain (Loss)
CommodityRealReturn Strategy Fund®	$11,984	$3,509	$6,126	$130	$9,395	$46	$(270)
Convertible Fund	1,193	16	0	66	1,240	16	0
Developing Local Markets Fund	23,695	11,797	5,002	582	30,946	529	96
Diversified Income Fund	0	1,051	0	(19)	1,031	11	0
Emerging Markets Bond Fund	26,326	9,172	13,874	321	20,552	756	(215)
Floating Income Fund	23,662	14,886	8,178	272	30,396	678	65
Foreign Bond Fund (Unhedged)	7,223	1,078	7,621	25	833	80	(356)
Fundamental IndexPLUS® Fund	1,258	1,753	1,411	28	1,666	18	24
Fundamental IndexPLUS® TR Fund	10,704	972	3,795	(28)	7,823	164	(158)
GNMA Fund	3,197	539	988	(63)	2,670	70	(9)
High Yield Fund	20,384	705	8,205	(76)	12,554	705	(85)
International StocksPLUS® TR Strategy Fund	10,584	12,012	75	(675)	22,025	379	(9)
Long-Term U.S. Government Fund	39,326	3,546	13,541	(2,088)	26,893	717	(831)
Low Duration Fund	4,844	12,249	13,954	(2)	2,993	158	(146)
Real Return Asset Fund	49,421	59,336	997	(4,724)	103,412	1,423	(38)
Real Return Fund	43,544	24,385	591	(2,425)	65,726	995	(45)
RealEstateRealReturn Strategy Fund	10,989	230	9,873	36	1,756	230	(537)
Short-Term Fund	0	76	66	0	10	0	0
StocksPLUS® Fund	70	1	0	3	72	1	0
StocksPLUS® Total Return Fund	1,687	21	0	(59)	1,679	21	0
Total Return Fund	26,281	2,128	12,615	(576)	15,036	542	(463)
Total Return Mortgage Fund	10,041	178	6,462	(123)	3,586	178	(178)
Totals	$326,413	$159,640	$113,374	$(9,395)	$362,294	$7,717	$(3,155)

12	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

7.  FEDERAL INCOME TAX MATTERS

As of June 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 1,463	$ (10,857)	$ (9,394)

8.  REGULATORY AND LITIGATION MATTERS

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the PIMCO Funds, the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees and employees of the PIMCO Funds, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and the PIMCO Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds themselves against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and PIMCO Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Portfolios of the Trust. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the PIMCO Funds have been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

Certain Portfolios of the Trust were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain Portfolios of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders —including certain Portfolios of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Portfolios. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolios or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolios.

Semiannual Report	June 30, 2006	13

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | M

Semiannual Report June 30, 2006

PIMCO

PIMCO Variable Insurance Trust

All Asset Portfolio

A company of Allianz Global Investors

Share Class M

Semiannual Report June 30, 2006

PIMCO Variable Insurance Trust

All Asset Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust covering the six-month period ended June 30, 2006.

Highlights of the global bond markets during the six-month period included:

■	Most fixed-income sectors lost ground during the first half of 2006, as concern about accelerating inflation and central bank tightening pushed interest rates higher worldwide. The benchmark Lehman Brothers Aggregate Bond Index (which includes Treasury, Investment-Grade Corporate, and Residential Mortgage-Backed Securities) returned -0.72% for the first six months of the year. On June 30, the benchmark ten-year Treasury yielded 5.14%, 0.75% higher than at the start of the year. The U.S. yield curve remained flat as shorter-maturity yields rose by a comparable amount.

■	The Federal Reserve tightened four times during the reporting period, bringing the Federal Funds Rate to 5.25%. The increase near the end of the period was the Federal Reserve’s 17th consecutive rate hike since the start of its tightening cycle in 2004. The Federal Reserve was not alone, as central banks in Europe, India, and China tightened credit in unison for the first time since 2000. The Bank of Japan, whose zero-interest-rate policy has flooded global markets with liquidity, looked set to reverse this policy in the coming months.

In these pages please find a more complete Portfolio review as it relates to financial-market activities, as well as details about total-return investment performance for the six-month reporting period. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2006

Semiannual Report	June 30, 2006	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the All Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Portfolio invests substantially all of its assets in Institutional Class shares of PIMCO Funds, an affiliated open-end investment company, except the All Asset and All Asset All Authority Funds (“Underlying Funds”).

Among the principal risks of investing in the Portfolio are allocation risk, Underlying Fund risk and issuer non-diversification risk. The Portfolio also is indirectly subject to the risks of the Underlying Funds, which may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, variable dividends risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage risk, non-U.S. investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, small company risk, management risk, California state specific risk, New York state specific risk, tax risk and index risk. A complete description of these risks is contained in the Portfolio’s prospectus. An Underlying Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Underlying Fund could not close out a position when it would be most advantageous to do so. An Underlying Fund investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Portfolio’s direct fees and expenses.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class, Advisor Class and Class M only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Examples would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2006 to June 30, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel or litigation expense).

Portfolio Benchmarks

Lehman Brothers U.S. TIPS: 1-10 Year is an unmanaged index market comprised of U.S. Treasury Inflation Linked securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in such an unmanaged index.

The CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The CPI is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time.

Semiannual Report	June 30, 2006	3

PIMCO All Asset Portfolio

Cumulative Returns Through June 30, 2006

                                     Consumer Price
                   All Asset           Index + 500     Lehman Brothers U.S.
                Portfolio M Class      Basis points    TIPS 1-10 Year Index
                -----------------    --------------    --------------------
 04/30/2004          $10,000             $10,000              $10,000
 05/31/2004           10,255              10,100               10,124
 06/30/2004           10,316              10,174               10,116
 07/31/2004           10,335              10,201               10,242
 08/31/2004           10,628              10,249               10,427
 09/30/2004           10,798              10,313               10,437
 10/31/2004           10,988              10,410               10,564
 11/30/2004           11,130              10,459               10,527
 12/31/2004           11,285              10,464               10,617
 01/31/2005           11,217              10,530               10,590
 02/28/2005           11,344              10,634               10,552
 03/31/2005           11,241              10,762               10,532
 04/30/2005           11,377              10,879               10,707
 05/31/2005           11,524              10,913               10,753
 06/30/2005           11,661              10,964               10,780
 07/31/2005           11,701              11,061               10,623
 08/31/2005           11,937              11,163               10,828
 09/30/2005           11,910              11,346               10,838
 10/31/2005           11,662              11,416               10,742
 11/30/2005           11,751              11,372               10,752
 12/31/2005           11,956              11,374               10,816
 01/31/2006           12,067              11,508               10,825
 02/28/2006           12,098              11,579               10,793
 03/31/2006           11,907              11,691               10,684
 04/30/2006           11,927              11,839               10,738
 05/31/2006           11,815              11,948               10,774
 06/30/2006           11,805              12,021               10,806

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Class M.

Regional Breakdown‡

Real Return Asset	28.4%
Real Return	18.1%
Developing Local Markets	8.5%
Floating Income	8.3%
Long-Term U.S. Government	7.4%
International StocksPLUS® TR Strategy Fund	6.0%
Emerging Markets Bond	5.6%
Other	17.7%

‡	% of Total Investments as of June 30, 2006

Average Annual Total Return for the period ended June 30, 2006
		6 Months*	1 Year	Portfolio Inception (04/30/04)
	All Asset Portfolio M Class	-1.26%	1.23%	7.96%
- - - -	Consumer Price Index + 500 Basis points	5.69%	9.64%	8.87%
	Lehman Brothers U.S. TIPS 1-10 Year Index	-0.09%	0.24%	3.65%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/06)	$1,000.00	$1,000.00
Ending Account Value (06/30/06)	$987.40	$1,020.33
Expenses Paid During Period†	$4.43	$4.51

† Expenses are equal to the Portfolio’s Class M annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which based upon the allocation of the Portfolio’s assets among the Underlying Funds are indirectly borne by the shareholders of the Portfolio. The Underlying Fund Expenses for the Portfolio are estimated at 0.63%. Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for a description of the Portfolio’s benchmark and an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO All Asset Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class Shares of the Underlying Funds (i.e., any of the PIMCO Funds, except the All Asset and All Asset All Authority Funds).

»	Significant exposure to the Treasury Inflation-Protected Securities (“TIPS”) asset class detracted significantly from tactical asset allocation alpha due to the asset class, particularly longer dated TIPS, posting negative returns.

»	Less than optimal exposure to commodities detracted from performance, as the Dow Jones AIG Commodity Index returned 3.58% over the period.

»	Less than optimal exposure to Real Estate Investment Trusts (“REITs”) detracted from performance, as the Dow Jones Wilshire REIT Index gained 14.40% for the period.

»	Significant exposure to lower duration instruments was positive for performance, as lower duration assets tend to outperform assets with longer duration in a rising interest rate environment. Exposure to the Floating Rate Income Fund provided positive returns.

»	Significant exposure to the Developing Local Markets Fund and emerging market currencies added to performance with the fund returning 4.34%.

»	Exposure to the High Yield Fund was positive due to coupon selection providing solid returns for the period.

4	PIMCO Variable Insurance Trust

Financial Highlights All Asset Portfolio Class M	June 30, 2006 (Unaudited)

Selected Per Share Data for the Year or Period Ended:	06/30/2006+	12/31/2005		04/30/2004- 12/31/2004

Class M
Net asset value beginning of period	$11.80	$11.60		$10.59
Net investment income (a)	0.21	0.85		0.96
Net realized/unrealized gain (loss) on investments (a)	(0.36)	(0.16)		0.39
Total income (loss) from investment operations	(0.15)	0.69		1.35
Dividends from net investment income	(0.21)	(0.45)		(0.33)
Distributions from net realized capital gains	0.00	(0.04)		(0.01)
Total distributions	(0.21)	(0.49)		(0.34)
Net asset value end of period	$11.44	$11.80		$11.60
Total return	(1.26)%	5.94%		12.85%
Net assets end of period (000s)	$65,063	$67,365		$18,345
Ratio of expenses to average net assets	0.90%*	0.89	%(b)(c)	0.87	%*(b)(c)
Ratio of net investment income to average net assets	3.60%*	7.16%		12.66	%*
Portfolio turnover rate	33%	75%		93%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Ratio of expenses to average net assets excluding underlying Funds’ expense in which the Portfolio invests.

(c) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.90%.

See Accompanying Notes	Semiannual Report	June 30, 2006	5

Statement of Assets and Liabilities All Asset Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2006 (Unaudited)

Assets:
Investments in Affiliates, at value	$364,075
Cash	1
Receivable for Portfolio shares sold	2,020
Interest and dividends receivable from Affiliates	1,899
367,995

Liabilities:
Payable for investments in Affiliates purchased	$3,433
Payable for Portfolio shares redeemed	228
Accrued investment advisory fee	62
Accrued administration fee	77
Accrued servicing fee	62
Recoupment payable to Manager	5
3,867

Net Assets	$364,128

Net Assets Consist of:
Paid in capital	$368,395
Undistributed net investment income	6,814
Accumulated undistributed net realized (loss)	(1,686)
Net unrealized (depreciation)	(9,395)
$364,128

Net Assets:
Institutional Class	$10
Administrative Class	233,824
Advisor Class	65,231
Class M	65,063

Shares Issued and Outstanding:
Institutional Class	1
Administrative Class	20,415
Advisor Class	5,693
Class M	5,684

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$11.45
Administrative Class	11.45
Advisor Class	11.45
Class M	11.44

Cost of Investments in Affiliates Owned	$373,469

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations All Asset Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Interest	$14
Dividends from Affiliate investments	7,717
Total Income	7,731

Expenses:
Investment advisory fees	337
Administration fees	422
Servicing fees – Administrative Class	190
Distribution and/or servicing fees – Advisor Class	21
Distribution and/or servicing fees – Class M	152
Interest expense	1
Miscellaneous expense	10
Total Expenses	1,133

Net Investment Income	6,598

Net Realized and Unrealized (Loss):
Net realized (loss) on Affiliate investments	(3,155)
Net change in unrealized (depreciation) on Affiliate investments	(7,231)
Net (Loss)	(10,386)

Net (Decrease) in Net Assets Resulting from Operations	$(3,788)

See Accompanying Notes	Semiannual Report	June 30, 2006	7

Statements of Changes in Net Assets All Asset Portfolio

(Amounts In Thousands)	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$6,598	$16,918
Net realized gain (loss) on Affiliate investments	(3,155)	1,306
Net capital (loss) distributions received from Underlying Funds	0	712
Net change in unrealized (depreciation) on Affiliate investments	(7,231)	(3,656)
Net increase (decrease) resulting from operations	(3,788)	15,280

Distributions to Shareholders:
From net investment income
Institutional Class	0	0
Administrative Class	(5,038)	(9,080)
Advisor Class	(632)	(160)
Class M	(1,232)	(2,166)
From net realized capital gains
Institutional Class	0	0
Administrative Class	0	(735)
Advisor Class	0	(22)
Class M	0	(198)

Total Distributions	(6,902)	(12,361)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	10	0
Administrative Class	33,411	166,191
Advisor Class	58,213	7,545
Class M	11,550	54,317
Issued as reinvestment of distributions
Institutional Class	0	0
Administrative Class	5,038	9,815
Advisor Class	632	182
Class M	1,232	2,364
Cost of shares redeemed
Institutional Class	0	0
Administrative Class	(48,154)	(29,204)
Advisor Class	(431)	(208)
Class M	(12,991)	(8,152)
Net increase resulting from Portfolio share transactions	48,510	202,850

Total Increase in Net Assets	37,820	205,769

Net Assets:
Beginning of period	326,308	120,539
End of period*	$364,128	$326,308

*Including undistributed net investment income of:	$6,814	$7,118

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments All Asset Portfolio (a)	June 30, 2006 (Unaudited)

		VALUE
	SHARES	(000S)
PIMCO FUNDS (b) 99.5%
CommodityRealReturn Strategy Fund®	639,133	$9,395
Convertible Fund	99,294	1,240
Developing Local Markets Fund	2,967,035	30,946
Diversified Income Fund	95,839	1,031
Emerging Markets Bond Fund	1,908,223	20,552
Floating Income Fund	2,936,807	30,396
Foreign Bond Fund (Unhedged)	81,715	833
Fundamental IndexPLUS® Fund	162,512	1,666
Fundamental IndexPLUS® TR Fund	780,708	7,823
GNMA Fund	249,029	2,670
High Yield Fund	1,318,660	12,554
International StocksPLUS® TR Strategy Fund	1,888,909	22,025
Long-Term U.S. Government Fund	2,636,612	26,893
Low Duration Fund	304,426	2,993
Real Return Asset Fund	9,461,298	103,412
Real Return Fund	6,131,194	65,726
RealEstateRealReturn Strategy Fund	202,957	1,756
Short-Term Fund	994	10
StocksPLUS® Fund	7,084	72
StocksPLUS® Total Return Fund	148,481	1,679
Total Return Fund	1,477,051	15,036
Total Return Mortgage Fund	346,837	3,586

Total PIMCO Funds (Cost $371,688)		362,294

SHORT-TERM INSTRUMENTS 0.5%

REPURCHASE AGREEMENT 0.5%
State Street Bank
4.900% due 07/03/2006	$1,781	$1,781

(Dated 06/30/2006. Collateralized by Federal Home Loan Bank 4.875% due 02/15/2007 valued at $1,819. Repurchase proceeds are $1,782.)

Total Short-Term Instruments (Cost $1,781)		1,781

Total Investments 100.0% (Cost $373,469)		$364,075

Other Assets and Liabilities (Net) 0.0%		53

Net Assets 100.0%		$364,128

Notes to Schedule of Investments:
(a) The All Asset Portfolio is investing in shares of affiliated Funds.

(b) Institutional Class of each PIMCO Funds.

See Accompanying Notes	Semiannual Report	June 30, 2006	9

Notes to Financial Statements

1.  ORGANIZATION

The All Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company organized as a Delaware business trust on October 3, 1997. The Portfolio offers four classes of shares: Institutional, Administrative, Advisor, and Class M. Information presented in these financial statements pertains to the Class M of the Portfolio. Certain detailed financial information for the Institutional Class, Advisor Class and Administrative Class are provided separately and are available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation  Investments in Funds within the PIMCO Funds are valued at their net asset value as reported by the Underlying Funds.

Securities Transactions and Investment Income.  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related or asset-backed securities are recorded as components of interest income in the Statement of Operations.

Dividends and Distributions to Shareholders.  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year. Most shareholders choose to reinvest their dividends and capital gain distribution in additional shares of the Portfolio.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations.  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Federal Income Taxes.   The All Asset Portfolio (“the Portfolio”) intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

To the extent the All Asset Portfolio invest in the CommodityRealReturn Strategy Portfolio® (the “CRRS Portfolio”), an Underlying Fund, this Portfolio may be subject to the risks associated with commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the CRRS Portfolio derive at least 90 percent of its gross income from certain qualifying sources of income. On December 16, 2005, the IRS issued Revenue Ruling 2006-01 which held that income from commodity index-linked swaps was not qualifying income. At the time Revenue Ruling 2006-01 was issued, the CRRS Portfolio invested primarily in commodity index-linked swaps to gain exposure to the commodity markets. Revenue Ruling 2006-01 provided an effective date of June 30, 2006, after which time the CRRS Portfolio’s ability to utilize commodity index-linked swaps as part of its investment strategy will be limited to a maximum of 10 percent of its gross income.

On June 2, 2006, the IRS issued Revenue Ruling 2006-31 which extends the effective date for Revenue Ruling 2006-01 from June 30, 2006 until September 30, 2006. Revenue Ruling 2006-31 also clarifies the holding of Revenue Ruling 2006-01 by providing that income from alternative instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. In addition, the IRS has also issued private letter rulings to at least two other funds in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The CRRS Portfolio has also obtained an opinion of counsel with respect to the treatment of income from commodity index-linked notes as qualifying income under the Code. Such an opinion is not binding upon the IRS.

Based on Revenue Ruling 2006-31, IRS guidance and advice of counsel, the CRRS Portfolio will seek to gain exposure to the commodity markets primarily through investments in commodity indexlinked notes. The use of commodity index-linked notes involves specific risks. The CRRS Portfolio will continue to seek ways to make use of other commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, and alternative structures within the Portfolio to gain exposure to commodity markets. Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

Guarantees and Indemnifications.  Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of

10	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

Underlying Funds.  The Portfolio may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Fund at any particular time. The Underlying Funds are the Institutional Class shares of the PIMCO Funds, an affiliated open-end investment company, except All Asset and All Asset All Authority Funds. Though it is anticipated that the All Asset Portfolio will not currently invest in the European StocksPLUS® Total Return Strategy, Far East (ex-Japan) StocksPLUS® Total Return Strategy, Japanese StocksPLUS® TR Strategy, StocksPLUS® Municipal-Backed and StocksPLUS® TR Short Strategy Funds, the Portfolio may invest in these Funds in the future, without shareholder approval, at the discretion of the Portfolio’s asset allocation sub-adviser.

New Accounting Policies.  In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the application of the Interpretation to the Portfolio and will provide additional information in relation to the Interpretation in the Portfolio’s annual financial statements for the year ending December 31, 2006.

3.  FEES, EXPENSES, AND RELATED PARTY TRANSACTIONS

Investment Advisory Fee.  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.20%.

Administration Fee.  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee is charged at the annual rate of 0.25%.

Distribution and Servicing Fees.  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

Expenses.  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of organization expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Administrative Class	0.60%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent the Portfolio’s annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows (amounts in thousands):

	Year of Waiver
	12/31/2003	12/31/2004	12/31/2005	06/30/2006
Amount Available for Reimbursement	$12	$0	$0	$0

For the current period ended June 30, 2006, each unaffiliated Trustee received an annual retainer of $15,000, plus $2,000 for each Board of Trustees quarterly meeting attended, $500 for each Board of Trustees committee meeting attended and $500 for each special board meeting attended, plus reimbursement of related expenses. In addition, each Committee Chair received an additional annual retainer of $500 and each Audit Committee Chair received an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2006 were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$159,640	$113,374

Semiannual Report	June 30, 2006	11

Notes to Financial Statements (Cont.)

5.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2006		Year Ended 12/31/2005
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1	$10	0	$0
Administrative Class	2,843	33,411	14,121	166,191
Advisor Class	5,043	58,213	632	7,545
Class M	982	11,550	4,617	54,317
Issued as reinvestment of distributions
Institutional Class	0	0	0	0
Administrative Class	437	5,038	828	9,815
Advisor Class	56	632	15	182
Class M	107	1,232	200	2,364
Cost of shares redeemed
Institutional Class	0	0	0	0
Administrative Class	(4,149)	(48,154)	(2,453)	(29,204)
Advisor Class	(37)	(431)	(17)	(208)
Class M	(1,114)	(12,991)	(689)	(8,152)
Net increase resulting from Portfolio share transactions	4,169	$48,510	17,254	$202,850

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	100
Administrative Class	2	89	*
Advisor Class	2	93
Class M	3	97

* Allianz Life Insurance Co. of North America, an indirect wholly owned subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

6.  AFFILIATED TRANSACTIONS

The Underlying Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2006 (amounts in thousands):

Underlying Funds	Market Value 12/31/2005	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 6/30/2006	Dividend Income	Net Capital and Realized Gain (Loss)
CommodityRealReturn Strategy Fund®	$11,984	$3,509	$6,126	$130	$9,395	$46	$(270)
Convertible Fund	1,193	16	0	66	1,240	16	0
Developing Local Markets Fund	23,695	11,797	5,002	582	30,946	529	96
Diversified Income Fund	0	1,051	0	(19)	1,031	11	0
Emerging Markets Bond Fund	26,326	9,172	13,874	321	20,552	756	(215)
Floating Income Fund	23,662	14,886	8,178	272	30,396	678	65
Foreign Bond Fund (Unhedged)	7,223	1,078	7,621	25	833	80	(356)
Fundamental IndexPLUS® Fund	1,258	1,753	1,411	28	1,666	18	24
Fundamental IndexPLUS® TR Fund	10,704	972	3,795	(28)	7,823	164	(158)
GNMA Fund	3,197	539	988	(63)	2,670	70	(9)
High Yield Fund	20,384	705	8,205	(76)	12,554	705	(85)
International StocksPLUS® TR Strategy Fund	10,584	12,012	75	(675)	22,025	379	(9)
Long-Term U.S. Government Fund	39,326	3,546	13,541	(2,088)	26,893	717	(831)
Low Duration Fund	4,844	12,249	13,954	(2)	2,993	158	(146)
Real Return Asset Fund	49,421	59,336	997	(4,724)	103,412	1,423	(38)
Real Return Fund	43,544	24,385	591	(2,425)	65,726	995	(45)
RealEstateRealReturn Strategy Fund	10,989	230	9,873	36	1,756	230	(537)
Short-Term Fund	0	76	66	0	10	0	0
StocksPLUS® Fund	70	1	0	3	72	1	0
StocksPLUS® Total Return Fund	1,687	21	0	(59)	1,679	21	0
Total Return Fund	26,281	2,128	12,615	(576)	15,036	542	(463)
Total Return Mortgage Fund	10,041	178	6,462	(123)	3,586	178	(178)
Totals	$326,413	$159,640	$113,374	$(9,395)	$362,294	$7,717	$(3,155)

12	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

7.  FEDERAL INCOME TAX MATTERS

As of June 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 1,463	$ (10,857)	$ (9,394)

8.  REGULATORY AND LITIGATION MATTERS

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the PIMCO Funds, the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees and employees of the PIMCO Funds, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and the PIMCO Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds themselves against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and PIMCO Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Portfolios of the Trust. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the PIMCO Funds have been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

Certain Portfolios of the Trust were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain Portfolios of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders —including certain Portfolios of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Portfolios. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolios or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolios.

Semiannual Report	June 30, 2006	13

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Administrative

Semiannual Report June 30, 2006

PIMCO

PIMCO Variable Insurance Trust

CommodityRealReturn™ Strategy Portfolio

A company of Allianz Global Investors

Share Class Administrative

Semiannual Report June 30, 2006

PIMCO Variable Insurance Trust

CommodityRealReturn™ Strategy Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust covering the six-month period ended June 30, 2006.

Highlights of the global bond markets during the six-month period included:

■	Most fixed-income sectors lost ground during the first half of 2006, as concern about accelerating inflation and central bank tightening pushed interest rates higher worldwide. The benchmark Lehman Brothers Aggregate Bond Index (which includes Treasury, Investment-Grade Corporate, and Residential Mortgage-Backed Securities) returned -0.72% for the first six months of the year. On June 30, the benchmark ten-year Treasury yielded 5.14%, 0.75% higher than at the start of the year. The U.S. yield curve remained flat as shorter-maturity yields rose by a comparable amount.

■	The Federal Reserve tightened four times during the reporting period, bringing the Federal Funds Rate to 5.25%. The increase near the end of the period was the Federal Reserve’s 17th consecutive rate hike since the start of its tightening cycle in 2004. The Federal Reserve was not alone, as central banks in Europe, India, and China tightened credit in unison for the first time since 2000. The Bank of Japan, whose zero-interest-rate policy has flooded global markets with liquidity, looked set to reverse this policy in the coming months.

In these pages please find a more complete Portfolio review as it relates to financial-market activities, as well as details about total-return investment performance for the six-month reporting period. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2006

Semiannual Report	June 30, 2006	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the CommodityRealReturn Strategy Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, mortgage risk, non-U.S. investment risk, currency risk, issuer non-diversification risk, leveraging risk, management risk, and tax risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, and other factors such as weather, disease, embargoes, and international economic and political developments, as well as the trading activity of speculators and arbitrageurs in the underlying commodities.

The Portfolio will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. These notes expose the Portfolio economically to movements in commodity prices. The Portfolio may also gain exposure to commodity markets by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives as the Portfolio. Assets not invested in commodity index-linked derivative instruments may be invested in inflation-indexed securities and other fixed income instruments, including derivative fixed income instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Internal Revenue Code is that the Portfolio derive at least 90 percent of its gross income from certain qualifying sources of income. On December 16, 2005, the Internal Revenue Service issued Revenue Ruling 2006-01, which held that income from commodity index-linked swaps would not be qualifying income after June 30, 2006. At the time Revenue Ruling 2006-01 was issued, the Portfolio invested primarily in commodity index-linked swaps to gain exposure to the commodity markets. The effective date of Revenue Ruling 2006-01 was extended to September 30, 2006 by Revenue Ruling 2006-31, after which time the Portfolio’s ability to utilize commodity index-linked swaps as part of its investment strategy will be limited to a maximum of 10 percent of its gross income.

In addition to extending the effective date, Revenue Ruling 2006-31 also clarifies the holding of Revenue Ruling 2006-01 by providing that income from alternative instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Internal Revenue Code. In addition, the Internal Revenue Service has also issued private letter rulings to at least two other funds in which the Internal Revenue Service specifically concluded that income from certain commodity index-linked notes is qualifying income. The Portfolio has also obtained an opinion of counsel with respect to the treatment of income from commodity index-linked notes as qualifying income under the Internal Revenue Code. Such an opinion is not binding upon the Internal Revenue Service.

Based on Revenue Ruling 2006-31, Internal Revenue Service guidance and advice of counsel, the Portfolio will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes. These notes are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at the maturity of the note, the Portfolio may receive more or less principal than it originally invested. The Portfolio may receive interest payments on the note that are more or less than the stated coupon interest payments.

As a result of the Portfolio’s investments in commodity index-linked notes and other commodity-linked derivative instruments, it is possible that a lesser amount of the Portfolio’s assets would be available for investment in inflation-indexed instruments and other fixed income instruments, which could adversely affect the Portfolio’s total return.

The Portfolio is intended for long-term investors and an investment in the Portfolio should be no more than a small part of a typical diversified portfolio. The Portfolio’s share price is expected to be more volatile than that of other funds. The Portfolio may invest in commodity-linked derivative instruments which may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, and other factors such as weather, disease, embargoes, and international economic and political developments, as well as the trading activity of speculators and arbitrageurs in the underlying commodities.

2	PIMCO Variable Insurance Trust

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Examples would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2006 to June 30, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel or litigation expense).

Portfolio Benchmark

Dow Jones – AIG Commodity Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in the index.

Semiannual Report	June 30, 2006	3

PIMCO CommodityRealReturn Strategy Portfolio

Cumulative Returns Through June 30, 2006

                      CommodityRealReturn            Dow Jones - AIG
                       Strategy Portfolio            Commodity Total
                      Administrative Class             Return Index
                      --------------------           ---------------
06/30/2004                 $10,000                      $10,000
07/31/2004                  10,160                       10,177
08/31/2004                  10,220                        9,991
09/30/2004                  10,920                       10,675
10/31/2004                  11,230                       10,856
11/30/2004                  11,050                       10,726
12/31/2004                  10,651                       10,199
01/31/2005                  10,743                       10,306
02/28/2005                  11,443                       11,034
03/31/2005                  11,855                       11,427
04/30/2005                  11,386                       10,760
05/31/2005                  11,386                       10,677
06/30/2005                  11,535                       10,856
07/31/2005                  11,709                       11,343
08/31/2005                  12,813                       12,199
09/30/2005                  13,299                       12,767
10/31/2005                  12,285                       11,965
11/30/2005                  12,244                       11,996
12/31/2005                  12,684                       12,378
01/31/2006                  12,912                       12,607
02/28/2006                  12,094                       11,818
03/31/2006                  12,016                       12,081
04/30/2006                  12,795                       12,900
05/31/2006                  12,899                       13,023
06/30/2006                  12,626                       12,821

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Sector Breakdown‡

U.S. Treasury Obligations#	47.8%
Short-Term Instrument#	29.9%
Structured Notes#	16.3%
Other	6.0%

‡	% of Total Investments as of June 30, 2006
#	Primarily serving as collateral for commodity-linked derivative positions

Average Annual Total Return for the period ended June 30, 2006
	6 Months*	1 Year	Since Inception (06/30/04)
PIMCO CommodityRealReturn Strategy Portfolio Administrative Class	-0.45%	9.46%	12.37%
Dow Jones–AIG Commodity Total Return Index	3.58%	18.09%	13.24%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (1/01/06)	$1,000.00	$1,000.00
Ending Account Value (06/30/06)	$995.50	$1,020.38
Expenses Paid During Period†	$4.40	$4.46

† Expenses are equal to the Portfolio’s Administrative Class annualized expense ratio of 0.89%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for a description of the Portfolio’s benchmark and an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO CommodityRealReturn Strategy Portfolio seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed-Income Instruments.

»	Commodities rallied for the six-month period of December 31, 2005 to June 30, 2006, driven in part by surging gasoline prices resulting from concerns over supply disruptions to the U.S. gasoline market amid strong demand. Also benefiting commodities was continued strong global economic growth, which boosted demand and prices alike for industrial metals.

»	The Portfolio invested the collateral backing its commodity derivatives positions primarily in Treasury Inflation-Protected Securities (“TIPS”), implementing a “double real®” strategy. For the six-month period ending June 30, 2006, this was negative for performance, as TIPS performance was negative.

»	The Portfolio’s below benchmark TIPS duration added to performance as real yields rose on strong U.S. economic growth. The effective duration of the Portfolio was 6.86 years on June 30, 2006 compared to a duration of 6.11 years for the benchmark.

»	The Portfolio’s emphasis on U.S. nominal bonds was negative for performance, as nominal yields rose faster than real yields on higher inflation expectations and the outlook for further Federal Reserve tightening.

»	Positions in short maturity U.S. nominal bonds for the period detracted significantly from performance due to a substantial flattening of the nominal yield curve.

»	Currency exposure added to performance resulting from a depreciation of the U.S. dollar relative to the Euro and Japanese Yen.

»	Mortgage holdings during the period were positive due to favorable coupon selection, particularly 15-year FNMA 5.0% and 30-year FNMA 5.5% coupons, which outperformed the broader Index.

4	PIMCO Variable Insurance Trust

Financial Highlights CommodityRealReturn Strategy Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2006+	12/31/2005	06/30/2004-12/31/2004

Administrative Class
Net asset value beginning of period	$12.25	$10.49	$10.00
Net investment income (a)	0.19	0.35	0.07
Net realized/unrealized gain (loss) on investments (a)	(0.26)	1.64	0.58
Total income (loss) from investment operations	(0.07)	1.99	0.65
Dividends from net investment income	(0.17)	(0.22)	0.00
Distributions from net realized capital gains	0.00	(0.01)	(0.16)
Total distributions	(0.17)	(0.23)	(0.16)
Net asset value end of period	$12.01	$12.25	$10.49
Total return	(0.45)%	19.08%	6.51%
Net assets end of period (000s)	$147,599	$106,943	$3,358
Ratio of expenses to average net assets	0.89%*	0.89%	0.90	%*(b)(c)
Ratio of net investment income to average net assets	3.18%*	2.92%	1.36	%*
Portfolio turnover rate	629%	1,415%	700%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Ratio of expenses to average net assets excluding interest expense is 0.89%.

(c) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.58%.

See Accompanying Notes	Semiannual Report	June 30, 2006	5

Statement of Assets and Liabilities CommodityRealReturn Strategy Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2006 (Unaudited)

Assets:
Investments, at value	$312,385
Cash	60
Foreign currency, at value	14
Receivable for investments sold	425
Receivable for investments sold on delayed-delivery basis	511
Receivable for Portfolio shares sold	1,357
Interest and dividends receivable	449
Variation margin receivable	64
Swap premiums paid	532
Unrealized appreciation on forward foreign currency contracts	18
Unrealized appreciation on swap agreements	94
Other assets	68
315,977

Liabilities:
Payable for investments purchased	$15,801
Payable for investments purchased on delayed-delivery basis	149,121
Payable for Portfolio shares redeemed	655
Written options outstanding	89
Accrued investment advisory fee	62
Accrued administration fee	32
Variation margin payable	62
Recoupment payable to Manager	3
Swap premiums received	37
Unrealized depreciation on forward foreign currency contracts	481
Unrealized depreciation on swap agreements	20
Other liabilities	396
166,759

Net Assets	$149,218

Net Assets Consist of:
Paid in capital	$147,883
Undistributed net investment income	3,943
Accumulated undistributed net realized (loss)	(6,005)
Net unrealized appreciation	3,397
$149,218

Net Assets:
Administrative Class	$147,599
Advisor Class	1,619

Shares Issued and Outstanding:
Administrative Class	12,279
Advisor Class	135

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Administrative Class	12.02
Advisor Class	12.01

Cost of Investments Owned	$307,923
Cost of Foreign Currency Held	$14
Premiums Received on Written Options	$148

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations CommodityRealReturn Strategy Portfolio

(Amounts In Thousands)	Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Interest	$2,782
Total Income	2,782

Expenses:
Investment advisory fees	334
Administration fees	171
Servicing fees – Administrative Class	102
Trustees’ fees	1
Interest expense	2
Miscellaneous expense	3
Total Expenses	613

Net Investment Income	2,169

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(7,788)
Net realized gain on futures contracts, options and swaps	2,707
Net realized (loss) on foreign currency transactions	(158)
Net change in unrealized appreciation on investments	3,018
Net change in unrealized appreciation on futures contracts, options and swaps	769
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	414
Net (Loss)	(1,038)

Net Increase in Net Assets Resulting from Operations	$1,131

See Accompanying Notes	Semiannual Report	June 30, 2006	7

Statements of Changes in Net Assets CommodityRealReturn Strategy Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$2,169	$994
Net realized gain (loss)	(5,239)	3,135
Net change in unrealized appreciation (depreciation)	4,201	(756)
Net increase resulting from operations	1,131	3,373

Distributions to Shareholders:
From net investment income
Administrative Class	(1,990)	(1,210)
Advisor Class	(15)	0
From net realized capital gains
Administrative Class	0	(100)
Advisor Class	0	0

Total Distributions	(2,005)	(1,310)

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	86,046	107,935
Advisor Class	1,992	0
Issued as reinvestment of distributions
Administrative Class	1,990	1,298
Advisor Class	15	0
Cost of shares redeemed
Administrative Class	(46,555)	(7,711)
Advisor Class	(339)	0
Net increase resulting from Portfolio share transactions	43,149	101,522

Total Increase in Net Assets	42,275	103,585

Net Assets:
Beginning of period	106,943	3,358
End of period*	$149,218	$106,943

*Including undistributed net investment income of:	$3,943	$3,779

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments CommodityRealReturn Strategy Portfolio	June 30, 2006 (Unaudited)

PRINCIPAL
AMOUNT	VALUE
(000S)	(000S)

STRUCTURED NOTES 34.2%
Bank of America N.A.: DJAIG Commodity Linked Index Total Return Index
4.983% due 06/08/2007	$3,000	$2,885

Bear Stearn Co., Inc.: DJAIG Commodity Linked Index Total Return Index
5.209% due 06/11/2007	3,000	2,777

Calyon Financial Products (Guernsey) Ltd.: DJAIG Commodity Linked Index Total Return Index
1.000% due 07/16/2007	3,000	3,107

Commonwealth Bank of Australia: DJAIG Commodity Linked Index Total Return Index
1.000% due 06/28/2007	2,800	3,170

Credit Suisse First Boston New York: DJAIG Commodity Linked Index Total Return Index
1.000% due 11/20/2006	4,000	4,499

Eksportfinans ASA: DJAIG Commodity Linked Index Total Return Index
0.000% due 05/18/2007	3,500	3,702

CDC IXIS: DJAIG Commodity Linked Index Total Return Index
4.829% due 04/09/2007	2,000	2,312

JP Morgan: DJAIG Commodity Linked Index Total Return Index
4.679% due 04/30/2007	1,000	1,116

Landesbank Baden-Wurttenberg: DJAIG Commodity Linked Index Total Return Index
1.000% due 04/10/2007	3,000	2,777

Merrill Lynch & Co., Inc.: DJAIG Commodity Linked Index Total Return Index
4.737% due 03/19/2007	2,000	2,313

Morgan Stanley: DJAIG Commodity Linked Index Total Return Index
1.000% due 04/30/2007	2,000	2,300
4.969% due 06/15/2007	1,000	872
1.000% due 07/06/2007	10,000	10,457

RaboBank: DJAIG Commodity Linked Index Total Return Index
4.979% due 06/21/2007	2,000	2,266

Svensk Exportkredit AB: DJAIG Commodity Linked Index Total Return Index
1.000% due 03/30/2007	1,000	930
1.000% due 04/18/2007	2,000	2,327

UBS AG: DJAIG Commodity Linked Index Total Return Index
4.967% due 02/20/2007	3,000	3,193

Total Structured Notes (Cost $48,300)		51,003

CORPORATE BONDS & NOTES 1.1%

BANKING & FINANCE 0.7%
Atlantic & Western Re Ltd.
11.240% due 01/09/2009	300	283

Ford Motor Credit Co.
6.320% due 09/28/2007	200	196

General Electric Capital Corp.
5.340% due 12/12/2008	100	100

Rabobank Nederland
5.088% due 01/15/2009	100	100

Wachovia Bank N.A.
5.308% due 12/02/2010	400	400

		1,079

INDUSTRIALS 0.4%
Caesars Entertainment, Inc.
8.875% due 09/15/2008	300	316

Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	$300	$303

		619

Total Corporate Bonds & Notes (Cost $1,719)		1,698

U.S. GOVERNMENT AGENCIES 6.2%
Fannie Mae
4.192% due 11/01/2034	331	325
4.500% due 10/25/2022	15	15
4.681% due 02/25/2036	300	291
5.211% due 03/01/2044 - 10/01/2044 (c)	1,139	1,145
5.500% due 09/01/2035 - 07/13/2036 (c)	6,725	6,461
5.672% due 05/25/2042	32	32
5.950% due 02/25/2044	200	198

Freddie Mac
4.000% due 03/15/2023 - 10/15/2023 (c)	185	181
4.555% due 01/01/2034	62	60
5.211% due 02/25/2045	509	505
5.582% due 08/25/2031	8	8

Total U.S. Government Agencies (Cost $9,292)		9,221

U.S. TREASURY OBLIGATIONS 100.0%
Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007	128	128
3.625% due 01/15/2008	6,762	6,880
3.875% due 01/15/2009	4,318	4,473
4.250% due 01/15/2010	12,746	13,545
0.875% due 04/15/2010	13,669	12,899
2.375% due 04/15/2011	10,602	10,563
3.000% due 07/15/2012	13,954	14,374
1.875% due 07/15/2013	4,517	4,341
2.000% due 01/15/2014	3,066	2,961
2.000% due 07/15/2014	2,040	1,965
1.625% due 01/15/2015	530	494
1.875% due 07/15/2015	11,859	11,256
2.000% due 01/15/2016	22,326	21,327
2.375% due 01/15/2025	10,402	10,127
2.000% due 01/15/2026	12,743	11,671
3.625% due 04/15/2028	11,134	13,215
3.875% due 04/15/2029	6,400	7,921

U.S. Treasury Bonds
4.500% due 02/15/2036	500	448

U.S. Treasury Notes
4.500% due 02/28/2011	100	98
4.500% due 11/15/2015	600	572

Total U.S. Treasury Obligations (Cost $148,219)		149,258

MORTGAGE-BACKED SECURITIES 1.2%
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	476	467

Countrywide Home Loan Mortgage Pass-Through Trust
3.795% due 11/19/2033	42	40

First Horizon Alternative Mortgage Securities
4.745% due 06/25/2034	64	62

GGP Mall Properties Trust
5.007% due 11/15/2011	95	95

Greenpoint Mortgage Funding Trust
5.592% due 11/25/2045	67	67

Harborview Mortgage Loan Trust
5.492% due 03/19/2037	198	198

Lehman XS Trust
5.402% due 06/25/2036	$200	$200
5.402% due 04/25/2046	379	379

Mastr Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	100	94

Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034	98	96
5.682% due 01/25/2035	96	98

Total Mortgage-Backed Securities (Cost $1,802)		1,796

ASSET-BACKED SECURITIES 4.0%
AAA Trust
5.422% due 11/26/2035	13	13

ACE Securities Corp.
5.432% due 10/25/2035	192	192

Argent Securities, Inc.
5.442% due 10/25/2035	48	48
5.462% due 02/25/2036	287	287
5.402% due 03/25/2036	161	162
5.392% due 05/25/2036	174	174

Asset-Backed Funding Certificates
5.432% due 08/25/2035	85	85

Bear Stearns Asset-Backed Securities, Inc.
5.522% due 09/25/2034	32	32

Chase Credit Card Master Trust
5.579% due 11/17/2008	100	100

Citigroup Mortgage Loan Trust, Inc.
5.432% due 09/25/2035	63	63
5.402% due 12/27/2036	214	214

Countrywide Asset-Backed Certificates
5.422% due 08/25/2035	51	51
5.512% due 08/25/2035	100	100
5.452% due 02/25/2036	91	91
5.392% due 03/25/2036	277	277
5.392% due 04/25/2036	92	92

FBR Securitization Trust
5.442% due 09/25/2035	54	54
5.502% due 09/25/2035	100	100
5.432% due 10/25/2035	479	479
5.442% due 10/25/2035	55	55

First Franklin Mortgage Loan Asset-Backed Certificates
5.412% due 01/25/2036	256	257

First NLC Trust
5.432% due 12/25/2035	103	103

Ford Credit Auto Owner Trust
4.240% due 03/15/2008	63	63

Fremont Home Loan Trust
5.412% due 01/25/2036	313	314

GSAMP Trust
5.432% due 01/25/2036	185	185

Home Equity Asset Trust
5.432% due 02/25/2036	71	71
5.402% due 05/25/2036	87	87

HSI Asset Securitization Corp. Trust
5.402% due 12/25/2035	83	83

Indymac Residential Asset-Backed Trust
5.412% due 03/25/2036	251	251
5.422% due 03/25/2036	76	76

JP Morgan Mortgage Acquisition Corp.
5.392% due 01/25/2026	132	132

Long Beach Mortgage Loan Trust
5.522% due 11/25/2034	62	62
5.402% due 02/25/2036	79	79

See Accompanying Notes	Semiannual Report	June 30, 2006	9

Schedule of Investments CommodityRealReturn Strategy Portfolio (Cont.)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

Merrill Lynch Mortgage Investors, Inc.
5.402% due 01/25/2037	$83	$83

Nelnet Student Loan Trust
5.190% due 07/25/2016	100	100

New Century Home Equity Loan Trust
5.432% due 09/25/2035	42	42

Nomura Asset Acceptance Corp.
5.462% due 01/25/2036	81	81

Residential Asset Mortgage Products, Inc.
5.402% due 12/25/2007	80	80

Residential Asset Securities Corp.
5.422% due 09/25/2025	18	18
5.422% due 05/25/2027	126	126

Residential Funding Mortgage Securities II, Inc.
5.462% due 05/25/2015	142	142

SACO I, Inc.
5.432% due 10/25/2033	99	100

Securitized Asset-Backed Receivables LLC Trust
5.392% due 10/25/2035	68	68

Soundview Home Equity Loan Trust
5.432% due 05/25/2035	64	64
5.392% due 03/25/2036	79	79

Structured Asset Investment Loan Trust
5.412% due 07/25/2035	39	39

Structured Asset Securities Corp.
5.452% due 12/25/2035	265	266

Susquehanna Auto Lease Trust
4.991% due 04/16/2007	60	60

USAA Auto Owner Trust
5.030% due 11/17/2007	100	100

Wachovia Mortgage Loan Trust LLC
5.432% due 10/25/2035	41	41

Total Asset-Backed Securities (Cost $5,917)		5,921

	NOTIONAL AMOUNT (000S)
PURCHASED CALL OPTIONS 0.0%
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 5.250% Exp. 06/07/2007	7,000	19

Total Purchased Call Options (Cost $30)		19

	# OF CONTRACTS
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $92.000 Exp. 12/18/2006	50	0
Strike @ $92.500 Exp. 12/18/2006	53	0
Strike @ $92.750 Exp. 12/18/2006	16	0

90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007	83	1

90-Day Eurodollar September Futures (CME)
Strike @ $92.000 Exp. 09/17/2007	1	0

Treasury Inflation Protected Securities (OTC) 0.875% due 04/05/2010
Strike @ $83.000 Exp. 07/05/2006	$11,000	$0

Treasury Inflation Protected Securities (OTC) 1.875% due 07/13/2015
Strike @ $70.000 Exp. 07/13/2006	20,000	0

Treasury Inflation Protected Securities (OTC) 2.000% due 01/15/2016
Strike @ $68.000 Exp. 09/15/2006	20,000	0

Treasury Inflation Protected Securities (OTC) 2.000% due 01/17/2026
Strike @ $54.000 Exp. 07/17/2006	11,000	0

Treasury Inflation Protected Securities (OTC) 2.375% due 01/13/2025
Strike @ $58.000 Exp. 07/13/2006	5,000	0

Treasury Inflation Protected Securities (OTC) 3.000% due 07/08/2012
Strike @ $83.000 Exp. 08/08/2006	14,200	0

Treasury Inflation Protected Securities (OTC) 3.500% due 01/17/2011
Strike @ $89.000 Exp. 07/17/2006	6,000	0

Treasury Inflation Protected Securities (OTC) 3.625% due 01/08/2008
Strike @ $96.000 Exp. 08/08/2006	6,800	0

Treasury Inflation Protected Securities (OTC) 3.625% due 04/05/2028
Strike @ $76.000 Exp. 07/05/2006	11,000	0

Treasury Inflation Protected Securities (OTC) 3.875% due 04/08/2029
Strike @ $70.000 Exp. 08/08/2006	6,300	0

Treasury Inflation Protected Securities (OTC) 4.250% due 01/05/2010
Strike @ $95.000 Exp. 07/05/2006	12,000	0

U.S. dollar versus Japanese Yen (OTC)
Strike @ JPY114.000 Exp. 07/03/2006	1,800	3

Total Purchased Put Options (Cost $50)		4

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS (g) 62.7%

COMMERCIAL PAPER 45.9%
Abbey National N.A. LLC
5.100% due 07/05/2006	$3,800	3,799

Bank of Ireland
5.090% due 08/17/2006	4,000	3,975

Barclays U.S. Funding Corp.
5.140% due 09/05/2006	1,600	1,584

BNP Paribas Finance
4.930% due 07/13/2006	1,800	1,797

Danske Corp.
4.955% due 07/20/2006	1,500	1,496
4.980% due 07/26/2006	2,900	2,891

Dexia Delaware LLC
5.275% due 07/05/2006	1,400	1,400
5.065% due 08/18/2006	2,900	2,881

DNB NORBank ASA
4.960% due 07/17/2006		$700	$699
5.080% due 08/02/2006		2,000	1,991

Fannie Mae
4.809% due 07/05/2006		1,900	1,899
4.958% due 09/13/2006		3,800	3,758

Federal Home Loan Bank
5.030% due 07/03/2006		4,000	4,000

Freddie Mac
4.625% due 08/01/2006		2,000	1,992

General Electric Capital Corp.
5.060% due 08/16/2006		2,600	2,584

HBOS Treasury Services PLC
4.940% due 07/13/2006		1,000	999
5.100% due 08/25/2006		500	496

ING U.S. Funding LLC
5.235% due 08/03/2006		3,800	3,783

Nordea N.A., Inc.
4.880% due 07/06/2006		1,600	1,599
5.090% due 08/24/2006		2,900	2,879

Skandinaviska Enskilda Banken AB
5.280% due 07/20/2006		1,400	1,396
5.000% due 07/26/2006		2,900	2,891

Societe Generale N.A.
5.270% due 07/03/2006		200	200
4.890% due 07/06/2006		500	500
5.245% due 08/08/2006		2,000	1,989
5.100% due 08/24/2006		1,700	1,687

Spintab AB
5.120% due 08/01/2006		2,500	2,490

Svenska Handelsbanken, Inc.
4.890% due 07/06/2006		3,900	3,898

Total Captial S.A.
5.270% due 07/03/2006		4,000	4,000

UBS Finance Delaware LLC
4.930% due 07/10/2006		2,100	2,098

Westpac Trust Securities NZ Ltd.
4.960% due 07/20/2006		900	898

			68,549

FRANCE TREASURY BILLS 7.5%
2.527% due 07/13/2006 -07/20/2006 (c)	EUR	8,740	11,170

GERMANY TREASURY BILLS 8.0%
2.684% due 08/16/2006		9,010	11,854

REPURCHASE AGREEMENT 0.9%
State Street Bank
4.900% due 07/03/2006		$1,381	1,381

(Dated 06/30/2006. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at $1,412. Repurchase proceeds are $1,382.)

U.S. TREASURY BILLS 0.4%
4.799% due 08/31/2006 -09/14/2006 (c)(d)		515	511

Total Short-Term Instruments (Cost $92,594)			93,465

Total Investments (a) 209.4% (Cost $307,923)			$312,385

Written Options (f) (0.1%) (Premiums $148)			(89)

Other Assets and Liabilities (Net) (109.3%)			(163,078)

Net Assets 100.0%			$149,218

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2006 (Unaudited)

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) As of June 30, 2006, portfolio securities with an aggregate market value of $51,360 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $511 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	13	$(26)
90-Day Eurodollar December Futures	Long	12/2007	18	(25)
90-Day Eurodollar June Futures	Long	06/2007	31	(58)
90-Day Eurodollar March Futures	Long	03/2007	30	(60)
90-Day Eurodollar September Futures	Long	09/2007	31	(54)
Euro-Bund 10-Year Note September Futures	Long	09/2006	5	(3)
U.S. Treasury 5-Year Note September Futures	Long	09/2006	53	(35)
U.S. Treasury 10-Year Note September Futures	Long	09/2006	87	(56)
U.S. Treasury 30-Year Bond September Futures	Long	09/2006	84	(22)

				$(339)

(e) Swap agreements outstanding on June 30, 2006:
Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation
Citibank N.A.	Morgan Stanley Dean Witter & Co.	Buy	(0.068%	)	06/20/2007	$1,000	$0

+ If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the Notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	500	$(2)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	02/21/2011		1,700	(17)
Goldman Sachs & Co.	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		200	17
HSBC Bank USA	6-month GBP-LIBOR	Receive	4.250%	06/12/2036	GBP	300	23
J.P. Morgan Chase & Co.	6-month GBP-LIBOR	Pay	5.000%	06/15/2008		100	0
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008		$900	(1)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	12/20/2016		1,050	13
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	06/21/2021		1,800	16
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	12/20/2026		1,800	2
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2008		500	0
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		300	4
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		300	4
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2036		1,600	15

							$74

(f) Written options outstanding on June 30, 2006:
Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$108.000	08/25/2006	$116	$17	$4
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	151	23	21
Call - CBOT U.S. Treasury 10-Year Note September Futures	107.000	08/25/2006	35	3	3

				$43	$28

See Accompanying Notes	Semiannual Report	June 30, 2006	11

Schedule of Investments    CommodityRealReturn Strategy Portfolio (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	5.300%	01/02/2007	$3,000	$16	$12
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Pay	5.900%	01/02/2007	2,000	23	22
Put - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Pay	6.100%	01/02/2007	1,000	7	6
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007	2,000	20	14
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.325%	06/07/2007	1,000	9	7

							$75	$61

Foreign Currency Options
Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC U.S. dollar versus Japanese Yen	Bank of America	JPY 104.000	07/03/2006	$1,400	$3	$0
Put - OTC U.S. dollar versus Japanese Yen	Bank of America	106.500	07/03/2006	1,100	7	0
Put - OTC U.S. dollar versus Japanese Yen	Credit Suisse First Boston	106.500	07/03/2006	700	4	0
Put - OTC U.S. dollar versus Japanese Yen	Goldman Sachs & Co.	104.000	07/03/2006	7,300	16	0

					$30	$0

(g) Forward foreign currency contracts outstanding on June 30, 2006:
Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EUR	653	07/2006	$18	$0	$18
Sell		17,095	08/2006	0	(373)	(373)
Buy	JPY	9,840	07/2006	0	0	0
Buy		434,578	08/2006	0	(108)	(108)

				$18	$(481)	$(463)

12	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	June 30, 2006 (Unaudited)

1.  ORGANIZATION

The CommodityRealReturn Strategy Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company organized as a Delaware business trust on October 3, 1997. The Portfolio may offer up to two classes of shares: Administrative and Advisor. Information presented in these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem fund shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income.  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related or asset-backed securities are recorded as components of interest income in the Statement of Operations.

Dividends and Distributions to Shareholders.  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year. Most shareholders choose to reinvest their dividends and capital gain distribution in additional shares of the Portfolio.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between

Semiannual Report	June 30, 2006	13

Notes to Financial Statements (Cont.)

undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations.  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Delayed-Delivery Transactions.  The Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Federal Income Taxes.   The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may gain exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and commodity-linked structured notes.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90 percent of its gross income from certain qualifying sources of income. On December 16, 2005, the IRS issued Revenue Ruling 2006-01 which held that income from commodity index-linked swaps was not qualifying income. At the time Revenue Ruling 2006-01 was issued, the Portfolio invested primarily in commodity index-linked swaps to gain exposure to the commodity markets. Revenue Ruling 2006-01 provided an effective date of June 30, 2006, after which time the Portfolio’s ability to utilize commodity index-linked swaps as part of its investment strategy will be limited to a maximum of 10 percent of its gross income.

On June 2, 2006, the IRS issued Revenue Ruling 2006-31 which extends the effective date for Revenue Ruling 2006-01 from June 30, 2006 until September 30, 2006. Revenue Ruling 2006-31 also clarifies the holding of Revenue Ruling 2006-01 by providing that income from alternative instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. In addition, the IRS has also issued private letter rulings to at least two other funds in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The Portfolio has also obtained an opinion of counsel with respect to the treatment of income from commodity index-linked notes as qualifying income under the Code. Such an opinion is not binding upon the IRS.

Based on Revenue Ruling 2006-31, IRS guidance and advice of counsel, the Portfolio will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes. The use of commodity index-linked notes involves specific risks. The Portfolio will continue to seek ways to make use of other commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, and alternative structures within the Portfolio to gain exposure to commodity markets. Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

Foreign Currency.  The accounting records of the Portfolio are maintained in U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollar based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

Forward Currency Transactions.  The Portfolio may enter into forward currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts.  The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the

14	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Guarantees and Indemnifications.  Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

Inflation-Indexed Bonds.  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Options Contracts.  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Certain options may be written with premiums to determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements.  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Mortgage-Related and Other Asset-Backed Securities.  The Portfolio may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Swap Agreements.  The Portfolio may engage in swap transactions, including, but not limited to, swap agreements on interest rate, total return and credit default to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of a credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for federal income tax purposes is uncertain. Were the Internal Revenue Service in take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for federal income tax purposes, payments received by the Portfolio from such investments might be subject to income taxes.

Semiannual Report	June 30, 2006	15

Notes to Financial Statements (Cont.)

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Commodities Linked/Structured Notes.  The Portfolio invests in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Net payments are recorded as net realized gains/losses. These notes are subject to prepayment, credit and interest risks. The Portfolio has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Portfolio records a realized gain or loss. At June 30, 2006, the value of these securities comprised 34.2% of the Portfolio’s net assets and resulted in unrealized appreciation of $2,703.

U.S. Government Agencies or Government-Sponsored Enterprises.   Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

New Accounting Policies.  In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the application of the Interpretation to the Portfolio and will provide additional information in relation to the Interpretation in the Portfolio’s annual financial statements for the year ending December 31, 2006.

3.  FEES, EXPENSES, AND RELATED PARTY TRANSACTIONS

Investment Advisory Fee.  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.49%.

Administration Fee.  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee is charged at the annual rate of 0.25%.

Distribution and Servicing Fees.  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

Expenses.  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of organization expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Administrative Class	0.89%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent the Portfolio’s annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows (amounts in thousands):

	12/31/2004	12/31/2005	06/30/2006
Amount Available for Reimbursement	$9	$0	$0

16	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

For the current period ended June 30, 2006, each unaffiliated Trustee received an annual retainer of $15,000, plus $2,000 for each Board of Trustees quarterly meeting attended, $500 for each Board of Trustees committee meeting attended and $500 for each special board meeting attended, plus reimbursement of related expenses. In addition, each Committee Chair received an additional annual retainer of $500 and each Audit Committee Chair received an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2006 were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$1,090,207	$1,027,659	$63,523	$8,613

5.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	# of Contracts	Notional Amount in $	Premium
Balance at 12/31/2005	18	$0	$6
Sales	310	19,500	156
Closing Buys	(26)	0	(14)
Expirations	0	0	0
Exercised	0	0	0
Balance at 06/30/2006	302	$19,500	$148

6.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2006		Year Ended 12/31/2005
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	7,192	$86,046	8,973	$107,935
Advisor Class	161	1,992	0	0
Issued as reinvestment of distributions
Administrative Class	173	1,990	106	1,298
Advisor Class	1	15	0	0
Cost of shares redeemed
Administrative Class	(3,813)	(46,555)	(672)	(7,711)
Advisor Class	(27)	(339)	0	0
Net increase resulting from Portfolio share transactions	3,687	$43,149	8,407	$101,522

* Inception date of the Portfolio

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Administrative Class	4	87	*
Advisor Class	4	94

* Allianz Life Insurance Co. of North America, an indirect wholly owned subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio, and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

7.  FEDERAL INCOME TAX MATTERS

As of June 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 5,397	$ (935)	$ 4,462

8.  REGULATORY AND LITIGATION MATTERS

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Semiannual Report	June 30, 2006	17

Notes to Financial Statements (Cont.)	June 30, 2006 (Unaudited)

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the PIMCO Funds, the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees and employees of the PIMCO Funds, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds themselves against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the PIMCO Funds and Allianz Funds including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Portfolios of the Trust. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the PIMCO Funds have been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

Certain Portfolios of the Trust were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain Portfolios of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain Portfolios of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Portfolios. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolios or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolios.

18	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Advisor

Semiannual Report June 30, 2006

PIMCO

PIMCO Variable Insurance Trust

CommodityRealReturn™ Strategy Portfolio

A company of Allianz Global Investors

Share Class Advisor

Semiannual Report June 30, 2006

PIMCO Variable Insurance Trust

CommodityRealReturn™ Strategy Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust covering the six-month period ended June 30, 2006.

Highlights of the global bond markets during the six-month period included:

■	Most fixed-income sectors lost ground during the first half of 2006, as concern about accelerating inflation and central bank tightening pushed interest rates higher worldwide. The benchmark Lehman Brothers Aggregate Bond Index (which includes Treasury, Investment-Grade Corporate, and Residential Mortgage-Backed Securities) returned -0.72% for the first six months of the year. On June 30, the benchmark ten-year Treasury yielded 5.14%, 0.75% higher than at the start of the year. The U.S. yield curve remained flat as shorter-maturity yields rose by a comparable amount.

■	The Federal Reserve tightened four times during the reporting period, bringing the Federal Funds Rate to 5.25%. The increase near the end of the period was the Federal Reserve’s 17th consecutive rate hike since the start of its tightening cycle in 2004. The Federal Reserve was not alone, as central banks in Europe, India, and China tightened credit in unison for the first time since 2000. The Bank of Japan, whose zero-interest-rate policy has flooded global markets with liquidity, looked set to reverse this policy in the coming months.

In these pages please find a more complete Portfolio review as it relates to financial-market activities, as well as details about total-return investment performance for the six-month reporting period. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2006

Semiannual Report	June 30, 2006	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the CommodityRealReturn Strategy Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, mortgage risk, non-U.S. investment risk, currency risk, issuer non-diversification risk, leveraging risk, management risk, and tax risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, and other factors such as weather, disease, embargoes, and international economic and political developments, as well as the trading activity of speculators and arbitrageurs in the underlying commodities.

The Portfolio will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. These notes expose the Portfolio economically to movements in commodity prices. The Portfolio may also gain exposure to commodity markets by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives as the Portfolio. Assets not invested in commodity index-linked derivative instruments may be invested in inflation-indexed securities and other fixed income instruments, including derivative fixed income instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Internal Revenue Code is that the Portfolio derive at least 90 percent of its gross income from certain qualifying sources of income. On December 16, 2005, the Internal Revenue Service issued Revenue Ruling 2006-01, which held that income from commodity index-linked swaps would not be qualifying income after June 30, 2006. At the time Revenue Ruling 2006-01 was issued, the Portfolio invested primarily in commodity index-linked swaps to gain exposure to the commodity markets. The effective date of Revenue Ruling 2006-01 was extended to September 30, 2006 by Revenue Ruling 2006-31, after which time the Portfolio’s ability to utilize commodity index-linked swaps as part of its investment strategy will be limited to a maximum of 10 percent of its gross income.

In addition to extending the effective date, Revenue Ruling 2006-31 also clarifies the holding of Revenue Ruling 2006-01 by providing that income from alternative instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Internal Revenue Code. In addition, the Internal Revenue Service has also issued private letter rulings to at least two other funds in which the Internal Revenue Service specifically concluded that income from certain commodity index-linked notes is qualifying income. The Portfolio has also obtained an opinion of counsel with respect to the treatment of income from commodity index-linked notes as qualifying income under the Internal Revenue Code. Such an opinion is not binding upon the Internal Revenue Service.

Based on Revenue Ruling 2006-31, Internal Revenue Service guidance and advice of counsel, the Portfolio will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes. These notes are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at the maturity of the note, the Portfolio may receive more or less principal than it originally invested. The Portfolio may receive interest payments on the note that are more or less than the stated coupon interest payments.

As a result of the Portfolio’s investments in commodity index-linked notes and other commodity-linked derivative instruments, it is possible that a lesser amount of the Portfolio’s assets would be available for investment in inflation-indexed instruments and other fixed income instruments, which could adversely affect the Portfolio’s total return.

The Portfolio is intended for long-term investors and an investment in the Portfolio should be no more than a small part of a typical diversified portfolio. The Portfolio’s share price is expected to be more volatile than that of other funds. The Portfolio may invest in commodity-linked derivative instruments which may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, and other factors such as weather, disease, embargoes, and international economic and political developments, as well as the trading activity of speculators and arbitrageurs in the underlying commodities.

2	PIMCO Variable Insurance Trust

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Examples would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2006 to June 30, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel or litigation expense).

Portfolio Benchmark

Dow Jones – AIG Commodity Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in the index.

Semiannual Report	June 30, 2006	3

PIMCO CommodityRealReturn Strategy Portfolio

Cumulative Returns Through June 30, 2006

               Commodity RealReturn            Dow Jones - AIG
                 Strategy Portfolio                Commodity
                   Advisor Class              Total Return Index
               --------------------           ------------------
02/28/2006          $10,000                       $10,000
03/31/2006            9,929                        10,222
04/30/2006           10,573                        10,915
05/31/2006           10,668                        11,020
06/30/2006           10,436                        10,849

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Advisor Class.

Sector Breakdown‡

U.S. Treasury Obligations	47.8%
Short-Term Instruments	29.9%
Structured Notes	16.3%
Other	6.0%

‡	% of Total Investments as of June 30, 2006

Cumulative Total Return for the period ended June 30, 2006
Since Inception (02/28/06)
PIMCO CommodityRealReturn Strategy Portfolio Advisor Class	4.36%
Dow Jones - AIG Commodity Total Return Index	8.49%

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (02/28/06)	$1,000.00	$1,000.00
Ending Account Value (06/30/06)	$1,043.60	$1,013.51
Expenses Paid During Period†	$3.41	$3.36

† Expenses are equal to the Portfolio’s Advisor Class annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 123/365 (to reflect the period since the Portfolio’s Advisor Class share commenced operations on 02/28/06). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for a description of the Portfolio’s benchmark and an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO CommodityRealReturn Strategy Portfolio seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed-Income Instruments.

»	Commodities rallied for the six-month period of December 31, 2005 to June 30, 2006, driven in part by surging gasoline prices resulting from concerns over supply disruptions to the U.S. gasoline market amid strong demand. Also benefiting commodities was continued strong global economic growth, which boosted demand and prices alike for industrial metals.

»	The Portfolio invested the collateral backing its commodity derivatives positions primarily in Treasury Inflation-Protected Securities (“TIPS”), implementing a “double real®” strategy. For the six-month period ending June 30, 2006, this was negative for performance, as TIPS performance was negative.

»	The Portfolio’s below benchmark TIPS duration added to performance as real yields rose on strong U.S. economic growth. The effective duration of the Portfolio was 6.86 years on June 30, 2006 compared to a duration of 6.11 years for the benchmark.

»	The Portfolio’s emphasis on U.S. nominal bonds was negative for performance, as nominal yields rose faster than real yields on higher inflation expectations and the outlook for further Federal Reserve tightening.

»	Positions in short maturity U.S. nominal bonds for the period detracted significantly from performance due to a substantial flattening of the nominal yield curve.

»	Currency exposure added to performance resulting from a depreciation of the U.S. dollar relative to the Euro and Japanese Yen.

»	Mortgage holdings during the period were positive due to favorable coupon selection, particularly 15-year FNMA 5.0% and 30-year FNMA 5.5% coupons, which outperformed the broader Index.

4	PIMCO Variable Insurance Trust

Financial Highlights CommodityRealReturn Strategy Portfolio

Selected Per Share Data for the Period Ended:	02/28/2006- 06/30/2006+

Advisor Class
Net asset value beginning of period	$11.68
Net investment income (a)	0.10
Net realized/unrealized gain (loss) on investments (a)	0.40
Total income (loss) from investment operations	0.50
Dividends from net investment income	(0.17)
Total distributions	(0.17)
Net asset value end of period	$12.01
Total return	4.36%
Net assets end of period (000s)	$1,619
Ratio of expenses to average net assets	0.99%*
Ratio of net investment income to average net assets	2.44%*
Portfolio turnover rate	629%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	Semiannual Report	June 30, 2006	5

Statement of Assets and Liabilities CommodityRealReturn Strategy Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2006 (Unaudited)

Assets:
Investments, at value	$312,385
Cash	60
Foreign currency, at value	14
Receivable for investments sold	425
Receivable for investments sold on delayed-delivery basis	511
Receivable for Portfolio shares sold	1,357
Interest and dividends receivable	449
Variation margin receivable	64
Swap premiums paid	532
Unrealized appreciation on forward foreign currency contracts	18
Unrealized appreciation on swap agreements	94
Other assets	68
315,977

Liabilities:
Payable for investments purchased	$15,801
Payable for investments purchased on delayed-delivery basis	149,121
Payable for Portfolio shares redeemed	655
Written options outstanding	89
Accrued investment advisory fee	62
Accrued administration fee	32
Variation margin payable	62
Recoupment payable to Manager	3
Swap premiums received	37
Unrealized depreciation on forward foreign currency contracts	481
Unrealized depreciation on swap agreements	20
Other liabilities	396
166,759

Net Assets	$149,218

Net Assets Consist of:
Paid in capital	$147,883
Undistributed net investment income	3,943
Accumulated undistributed net realized (loss)	(6,005)
Net unrealized appreciation	3,397
$149,218

Net Assets:
Administrative Class	$147,599
Advisor Class	1,619

Shares Issued and Outstanding:
Administrative Class	12,279
Advisor Class	135

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Administrative Class	12.02
Advisor Class	12.01

Cost of Investments Owned	$307,923
Cost of Foreign Currency Held	$14
Premiums Received on Written Options	$148

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations CommodityRealReturn Strategy Portfolio

(Amounts In Thousands)	Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Interest	$2,782
Total Income	2,782

Expenses:
Investment advisory fees	334
Administration fees	171
Servicing fees – Administrative Class	102
Trustees’ fees	1
Interest expense	2
Miscellaneous expense	3
Total Expenses	613

Net Investment Income	2,169

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(7,788)
Net realized gain on futures contracts, options and swaps	2,707
Net realized (loss) on foreign currency transactions	(158)
Net change in unrealized appreciation on investments	3,018
Net change in unrealized appreciation on futures contracts, options and swaps	769
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	414
Net (Loss)	(1,038)

Net Increase in Net Assets Resulting from Operations	$1,131

See Accompanying Notes	Semiannual Report	June 30, 2006	7

Statements of Changes in Net Assets CommodityRealReturn Strategy Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$2,169	$994
Net realized gain (loss)	(5,239)	3,135
Net change in unrealized appreciation (depreciation)	4,201	(756)
Net increase resulting from operations	1,131	3,373

Distributions to Shareholders:
From net investment income
Administrative Class	(1,990)	(1,210)
Advisor Class	(15)	0
From net realized capital gains
Administrative Class	0	(100)
Advisor Class	0	0

Total Distributions	(2,005)	(1,310)

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	86,046	107,935
Advisor Class	1,992	0
Issued as reinvestment of distributions
Administrative Class	1,990	1,298
Advisor Class	15	0
Cost of shares redeemed
Administrative Class	(46,555)	(7,711)
Advisor Class	(339)	0
Net increase resulting from Portfolio share transactions	43,149	101,522

Total Increase in Net Assets	42,275	103,585

Net Assets:
Beginning of period	106,943	3,358
End of period*	$149,218	$106,943

*Including undistributed net investment income of:	$3,943	$3,779

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments CommodityRealReturn Strategy Portfolio	June 30, 2006 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
STRUCTURED NOTES 34.2%
Bank of America N.A.: DJAIG Commodity Linked Index Total Return Index
4.983% due 06/08/2007	$3,000	$2,885

Bear Stearn Co., Inc.: DJAIG Commodity Linked Index Total Return Index
5.209% due 06/11/2007	3,000	2,777

Calyon Financial Products (Guernsey) Ltd.: DJAIG Commodity Linked Index Total Return Index
1.000% due 07/16/2007	3,000	3,107

Commonwealth Bank of Australia: DJAIG Commodity Linked Index Total Return Index
1.000% due 06/28/2007	2,800	3,170

Credit Suisse First Boston New York: DJAIG Commodity Linked Index Total Return Index
1.000% due 11/20/2006	4,000	4,499

Eksportfinans ASA: DJAIG Commodity Linked Index Total Return Index
0.000% due 05/18/2007	3,500	3,702

CDC IXIS: DJAIG Commodity Linked Index Total Return Index
4.829% due 04/09/2007	2,000	2,312

JP Morgan: DJAIG Commodity Linked Index Total Return Index
4.679% due 04/30/2007	1,000	1,116

Landesbank Baden-Wurttenberg: DJAIG Commodity Linked Index Total Return Index
1.000% due 04/10/2007	3,000	2,777

Merrill Lynch & Co., Inc.: DJAIG Commodity Linked Index Total Return Index
4.737% due 03/19/2007	2,000	2,313

Morgan Stanley: DJAIG Commodity Linked Index Total Return Index
1.000% due 04/30/2007	2,000	2,300
4.969% due 06/15/2007	1,000	872
1.000% due 07/06/2007	10,000	10,457

RaboBank: DJAIG Commodity Linked Index Total Return Index
4.979% due 06/21/2007	2,000	2,266

Svensk Exportkredit AB: DJAIG Commodity Linked Index Total Return Index
1.000% due 03/30/2007	1,000	930
1.000% due 04/18/2007	2,000	2,327

UBS AG: DJAIG Commodity Linked Index Total Return Index
4.967% due 02/20/2007	3,000	3,193

Total Structured Notes (Cost $48,300)		51,003

CORPORATE BONDS & NOTES 1.1%

BANKING & FINANCE 0.7%
Atlantic & Western Re Ltd.
11.240% due 01/09/2009	300	283

Ford Motor Credit Co.
6.320% due 09/28/2007	200	196

General Electric Capital Corp.
5.340% due 12/12/2008	100	100

Rabobank Nederland
5.088% due 01/15/2009	100	100

Wachovia Bank N.A.
5.308% due 12/02/2010	400	400

		1,079

INDUSTRIALS 0.4%
Caesars Entertainment, Inc.
8.875% due 09/15/2008	300	316

Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	$300	$303

		619

Total Corporate Bonds & Notes (Cost $1,719)		1,698

U.S. GOVERNMENT AGENCIES 6.2%
Fannie Mae
4.192% due 11/01/2034	331	325
4.500% due 10/25/2022	15	15
4.681% due 02/25/2036	300	291
5.211% due 03/01/2044 - 10/01/2044 (c)	1,139	1,145
5.500% due 09/01/2035 - 07/13/2036 (c)	6,725	6,461
5.672% due 05/25/2042	32	32
5.950% due 02/25/2044	200	198

Freddie Mac
4.000% due 03/15/2023 - 10/15/2023 (c)	185	181
4.555% due 01/01/2034	62	60
5.211% due 02/25/2045	509	505
5.582% due 08/25/2031	8	8

Total U.S. Government Agencies (Cost $9,292)		9,221

U.S. TREASURY OBLIGATIONS 100.0%
Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007	128	128
3.625% due 01/15/2008	6,762	6,880
3.875% due 01/15/2009	4,318	4,473
4.250% due 01/15/2010	12,746	13,545
0.875% due 04/15/2010	13,669	12,899
2.375% due 04/15/2011	10,602	10,563
3.000% due 07/15/2012	13,954	14,374
1.875% due 07/15/2013	4,517	4,341
2.000% due 01/15/2014	3,066	2,961
2.000% due 07/15/2014	2,040	1,965
1.625% due 01/15/2015	530	494
1.875% due 07/15/2015	11,859	11,256
2.000% due 01/15/2016	22,326	21,327
2.375% due 01/15/2025	10,402	10,127
2.000% due 01/15/2026	12,743	11,671
3.625% due 04/15/2028	11,134	13,215
3.875% due 04/15/2029	6,400	7,921

U.S. Treasury Bonds
4.500% due 02/15/2036	500	448

U.S. Treasury Notes
4.500% due 02/28/2011	100	98
4.500% due 11/15/2015	600	572

Total U.S. Treasury Obligations (Cost $148,219)		149,258

MORTGAGE-BACKED SECURITIES 1.2%
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	476	467

Countrywide Home Loan Mortgage Pass-Through Trust
3.795% due 11/19/2033	42	40

First Horizon Alternative Mortgage Securities
4.745% due 06/25/2034	64	62

GGP Mall Properties Trust
5.007% due 11/15/2011	95	95

Greenpoint Mortgage Funding Trust
5.592% due 11/25/2045	67	67

Harborview Mortgage Loan Trust
5.492% due 03/19/2037	198	198

Lehman XS Trust
5.402% due 06/25/2036	$200	$200
5.402% due 04/25/2046	379	379

Mastr Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	100	94

Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034	98	96
5.682% due 01/25/2035	96	98

Total Mortgage-Backed Securities (Cost $1,802)		1,796

ASSET-BACKED SECURITIES 4.0%
AAA Trust
5.422% due 11/26/2035	13	13

ACE Securities Corp.
5.432% due 10/25/2035	192	192

Argent Securities, Inc.
5.442% due 10/25/2035	48	48
5.462% due 02/25/2036	287	287
5.402% due 03/25/2036	161	162
5.392% due 05/25/2036	174	174

Asset-Backed Funding Certificates
5.432% due 08/25/2035	85	85

Bear Stearns Asset-Backed Securities, Inc.
5.522% due 09/25/2034	32	32

Chase Credit Card Master Trust
5.579% due 11/17/2008	100	100

Citigroup Mortgage Loan Trust, Inc.
5.432% due 09/25/2035	63	63
5.402% due 12/27/2036	214	214

Countrywide Asset-Backed Certificates
5.422% due 08/25/2035	51	51
5.512% due 08/25/2035	100	100
5.452% due 02/25/2036	91	91
5.392% due 03/25/2036	277	277
5.392% due 04/25/2036	92	92

FBR Securitization Trust
5.442% due 09/25/2035	54	54
5.502% due 09/25/2035	100	100
5.432% due 10/25/2035	479	479
5.442% due 10/25/2035	55	55

First Franklin Mortgage Loan Asset-Backed Certificates
5.412% due 01/25/2036	256	257

First NLC Trust
5.432% due 12/25/2035	103	103

Ford Credit Auto Owner Trust
4.240% due 03/15/2008	63	63

Fremont Home Loan Trust
5.412% due 01/25/2036	313	314

GSAMP Trust
5.432% due 01/25/2036	185	185

Home Equity Asset Trust
5.432% due 02/25/2036	71	71
5.402% due 05/25/2036	87	87

HSI Asset Securitization Corp. Trust
5.402% due 12/25/2035	83	83

Indymac Residential Asset-Backed Trust
5.412% due 03/25/2036	251	251
5.422% due 03/25/2036	76	76

JP Morgan Mortgage Acquisition Corp.
5.392% due 01/25/2026	132	132

Long Beach Mortgage Loan Trust
5.522% due 11/25/2034	62	62
5.402% due 02/25/2036	79	79

See Accompanying Notes	Semiannual Report	June 30, 2006	9

Schedule of Investments CommodityRealReturn Strategy Portfolio (Cont.)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
Merrill Lynch Mortgage Investors, Inc.
5.402% due 01/25/2037	$83	$83

Nelnet Student Loan Trust
5.190% due 07/25/2016	100	100

New Century Home Equity Loan Trust
5.432% due 09/25/2035	42	42

Nomura Asset Acceptance Corp.
5.462% due 01/25/2036	81	81

Residential Asset Mortgage Products, Inc.
5.402% due 12/25/2007	80	80

Residential Asset Securities Corp.
5.422% due 09/25/2025	18	18
5.422% due 05/25/2027	126	126

Residential Funding Mortgage Securities II, Inc.
5.462% due 05/25/2015	142	142

SACO I, Inc.
5.432% due 10/25/2033	99	100

Securitized Asset-Backed Receivables LLC Trust
5.392% due 10/25/2035	68	68

Soundview Home Equity Loan Trust
5.432% due 05/25/2035	64	64
5.392% due 03/25/2036	79	79

Structured Asset Investment Loan Trust
5.412% due 07/25/2035	39	39

Structured Asset Securities Corp.
5.452% due 12/25/2035	265	266

Susquehanna Auto Lease Trust
4.991% due 04/16/2007	60	60

USAA Auto Owner Trust
5.030% due 11/17/2007	100	100

Wachovia Mortgage Loan Trust LLC
5.432% due 10/25/2035	41	41

Total Asset-Backed Securities (Cost $5,917)		5,921

	NOTIONAL AMOUNT (000S)
PURCHASED CALL OPTIONS 0.0%
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 5.250% Exp. 06/07/2007	7,000	19

Total Purchased Call Options (Cost $30)		19

	# OF CONTRACTS
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $92.000 Exp. 12/18/2006	50	0
Strike @ $92.500 Exp. 12/18/2006	53	0
Strike @ $92.750 Exp. 12/18/2006	16	0

90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007	83	1

90-Day Eurodollar September Futures (CME)
Strike @ $92.000 Exp. 09/17/2007	1	0

	NOTIONAL
	AMOUNT	VALUE
	(000S)	(000S)
Treasury Inflation Protected Securities (OTC) 0.875% due 04/05/2010
Strike @ $83.000 Exp. 07/05/2006	$11,000	$0

Treasury Inflation Protected Securities (OTC) 1.875% due 07/13/2015
Strike @ $70.000 Exp. 07/13/2006	20,000	0

Treasury Inflation Protected Securities (OTC) 2.000% due 01/15/2016
Strike @ $68.000 Exp. 09/15/2006	20,000	0

Treasury Inflation Protected Securities (OTC) 2.000% due 01/17/2026
Strike @ $54.000 Exp. 07/17/2006	11,000	0

Treasury Inflation Protected Securities (OTC) 2.375% due 01/13/2025
Strike @ $58.000 Exp. 07/13/2006	5,000	0

Treasury Inflation Protected Securities (OTC) 3.000% due 07/08/2012
Strike @ $83.000 Exp. 08/08/2006	14,200	0

Treasury Inflation Protected Securities (OTC) 3.500% due 01/17/2011
Strike @ $89.000 Exp. 07/17/2006	6,000	0

Treasury Inflation Protected Securities (OTC) 3.625% due 01/08/2008
Strike @ $96.000 Exp. 08/08/2006	6,800	0

Treasury Inflation Protected Securities (OTC) 3.625% due 04/05/2028
Strike @ $76.000 Exp. 07/05/2006	11,000	0

Treasury Inflation Protected Securities (OTC) 3.875% due 04/08/2029
Strike @ $70.000 Exp. 08/08/2006	6,300	0

Treasury Inflation Protected Securities (OTC) 4.250% due 01/05/2010
Strike @ $95.000 Exp. 07/05/2006	12,000	0

U.S. dollar versus Japanese Yen (OTC)
Strike @ JPY114.000 Exp. 07/03/2006	1,800	3

Total Purchased Put Options (Cost $50)		4

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS (g) 62.7%

COMMERCIAL PAPER 45.9%
Abbey National N.A. LLC
5.100% due 07/05/2006	$3,800	3,799

Bank of Ireland
5.090% due 08/17/2006	4,000	3,975

Barclays U.S. Funding Corp.
5.140% due 09/05/2006	1,600	1,584

BNP Paribas Finance
4.930% due 07/13/2006	1,800	1,797

Danske Corp.
4.955% due 07/20/2006	1,500	1,496
4.980% due 07/26/2006	2,900	2,891

Dexia Delaware LLC
5.275% due 07/05/2006	1,400	1,400
5.065% due 08/18/2006	2,900	2,881

DNB NORBank ASA
4.960% due 07/17/2006		$700	$699
5.080% due 08/02/2006		2,000	1,991

Fannie Mae
4.809% due 07/05/2006		1,900	1,899
4.958% due 09/13/2006		3,800	3,758

Federal Home Loan Bank
5.030% due 07/03/2006		4,000	4,000

Freddie Mac
4.625% due 08/01/2006		2,000	1,992

General Electric Capital Corp.
5.060% due 08/16/2006		2,600	2,584

HBOS Treasury Services PLC
4.940% due 07/13/2006		1,000	999
5.100% due 08/25/2006		500	496

ING U.S. Funding LLC
5.235% due 08/03/2006		3,800	3,783

Nordea N.A., Inc.
4.880% due 07/06/2006		1,600	1,599
5.090% due 08/24/2006		2,900	2,879

Skandinaviska Enskilda Banken AB
5.280% due 07/20/2006		1,400	1,396
5.000% due 07/26/2006		2,900	2,891

Societe Generale N.A.
5.270% due 07/03/2006		200	200
4.890% due 07/06/2006		500	500
5.245% due 08/08/2006		2,000	1,989
5.100% due 08/24/2006		1,700	1,687

Spintab AB
5.120% due 08/01/2006		2,500	2,490

Svenska Handelsbanken, Inc.
4.890% due 07/06/2006		3,900	3,898

Total Captial S.A.
5.270% due 07/03/2006		4,000	4,000

UBS Finance Delaware LLC
4.930% due 07/10/2006		2,100	2,098

Westpac Trust Securities NZ Ltd.
4.960% due 07/20/2006		900	898

			68,549

FRANCE TREASURY BILLS 7.5%
2.527% due 07/13/2006 -07/20/2006 (c)	EUR	8,740	11,170

GERMANY TREASURY BILLS 8.0%
2.684% due 08/16/2006		9,010	11,854

REPURCHASE AGREEMENT 0.9%
State Street Bank
4.900% due 07/03/2006		$1,381	1,381

(Dated 06/30/2006. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at $1,412. Repurchase proceeds are $1,382.)

U.S. TREASURY BILLS 0.4%
4.799% due 08/31/2006 -09/14/2006 (c)(d)		515	511

Total Short-Term Instruments (Cost $92,594)			93,465

Total Investments (a) 209.4% (Cost $307,923)			$312,385

Written Options (f) (0.1%) (Premiums $148)			(89)

Other Assets and Liabilities (Net) (109.3%)			(163,078)

Net Assets 100.0%			$149,218

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2006 (Unaudited)

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) As of June 30, 2006, portfolio securities with an aggregate market value of $51,360 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $511 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	13	$(26)
90-Day Eurodollar December Futures	Long	12/2007	18	(25)
90-Day Eurodollar June Futures	Long	06/2007	31	(58)
90-Day Eurodollar March Futures	Long	03/2007	30	(60)
90-Day Eurodollar September Futures	Long	09/2007	31	(54)
Euro-Bund 10-Year Note September Futures	Long	09/2006	5	(3)
U.S. Treasury 5-Year Note September Futures	Long	09/2006	53	(35)
U.S. Treasury 10-Year Note September Futures	Long	09/2006	87	(56)
U.S. Treasury 30-Year Bond September Futures	Long	09/2006	84	(22)

				$(339)

(e) Swap agreements outstanding on June 30, 2006:
Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation
Citibank N.A.	Morgan Stanley Dean Witter & Co.	Buy	(0.068%	)	06/20/2007	$1,000	$0

+ If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the Notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	500	$(2)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	02/21/2011		1,700	(17)
Goldman Sachs & Co.	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		200	17
HSBC Bank USA	6-month GBP-LIBOR	Receive	4.250%	06/12/2036	GBP	300	23
J.P. Morgan Chase & Co.	6-month GBP-LIBOR	Pay	5.000%	06/15/2008		100	0
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008		$900	(1)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	12/20/2016		1,050	13
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	06/21/2021		1,800	16
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	12/20/2026		1,800	2
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2008		500	0
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		300	4
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		300	4
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2036		1,600	15

							$74

(f) Written options outstanding on June 30, 2006:
Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$108.000	08/25/2006	$116	$17	$4
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	151	23	21
Call - CBOT U.S. Treasury 10-Year Note September Futures	107.000	08/25/2006	35	3	3

				$43	$28

See Accompanying Notes	Semiannual Report	June 30, 2006	11

Schedule of Investments    CommodityRealReturn Strategy Portfolio (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	5.300%	01/02/2007	$3,000	$16	$12
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Pay	5.900%	01/02/2007	2,000	23	22
Put - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Pay	6.100%	01/02/2007	1,000	7	6
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007	2,000	20	14
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.325%	06/07/2007	1,000	9	7

							$75	$61

Foreign Currency Options
Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC U.S. dollar versus Japanese Yen	Bank of America	JPY 104.000	07/03/2006	$1,400	$3	$0
Put - OTC U.S. dollar versus Japanese Yen	Bank of America	106.500	07/03/2006	1,100	7	0
Put - OTC U.S. dollar versus Japanese Yen	Credit Suisse First Boston	106.500	07/03/2006	700	4	0
Put - OTC U.S. dollar versus Japanese Yen	Goldman Sachs & Co.	104.000	07/03/2006	7,300	16	0

					$30	$0

(g) Forward foreign currency contracts outstanding on June 30, 2006:
Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EUR	653	07/2006	$18	$0	$18
Sell		17,095	08/2006	0	(373)	(373)
Buy	JPY	9,840	07/2006	0	0	0
Buy		434,578	08/2006	0	(108)	(108)

				$18	$(481)	$(463)

12	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	June 30, 2006 (Unaudited)

1.  ORGANIZATION

The CommodityRealReturn Strategy Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company organized as a Delaware business trust on October 3, 1997. The Portfolio may offer up to two classes of shares: Administrative and Advisor. Information presented in these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Administration Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem fund shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income.  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related or asset-backed securities are recorded as components of interest income in the Statement of Operations.

Dividends and Distributions to Shareholders.  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year. Most shareholders choose to reinvest their dividends and capital gain distribution in additional shares of the Portfolio.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between

Semiannual Report	June 30, 2006	13

Notes to Financial Statements (Cont.)

undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations.  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Delayed-Delivery Transactions.  The Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Federal Income Taxes.   The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may gain exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and commodity-linked structured notes.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90 percent of its gross income from certain qualifying sources of income. On December 16, 2005, the IRS issued Revenue Ruling 2006-01 which held that income from commodity index-linked swaps was not qualifying income. At the time Revenue Ruling 2006-01 was issued, the Portfolio invested primarily in commodity index-linked swaps to gain exposure to the commodity markets. Revenue Ruling 2006-01 provided an effective date of June 30, 2006, after which time the Portfolio’s ability to utilize commodity index-linked swaps as part of its investment strategy will be limited to a maximum of 10 percent of its gross income.

On June 2, 2006, the IRS issued Revenue Ruling 2006-31 which extends the effective date for Revenue Ruling 2006-01 from June 30, 2006 until September 30, 2006. Revenue Ruling 2006-31 also clarifies the holding of Revenue Ruling 2006-01 by providing that income from alternative instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. In addition, the IRS has also issued private letter rulings to at least two other funds in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The Portfolio has also obtained an opinion of counsel with respect to the treatment of income from commodity index-linked notes as qualifying income under the Code. Such an opinion is not binding upon the IRS.

Based on Revenue Ruling 2006-31, IRS guidance and advice of counsel, the Portfolio will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes. The use of commodity index-linked notes involves specific risks. The Portfolio will continue to seek ways to make use of other commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, and alternative structures within the Portfolio to gain exposure to commodity markets. Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

Foreign Currency.  The accounting records of the Portfolio are maintained in U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollar based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

Forward Currency Transactions.  The Portfolio may enter into forward currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts.  The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the

14	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Guarantees and Indemnifications.  Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

Inflation-Indexed Bonds.  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Options Contracts.  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Certain options may be written with premiums to determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements.  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Mortgage-Related and Other Asset-Backed Securities.  The Portfolio may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Swap Agreements.  The Portfolio may engage in swap transactions, including, but not limited to, swap agreements on interest rate, total return and credit default to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of a credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for federal income tax purposes is uncertain. Were the Internal Revenue Service in take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for federal income tax purposes, payments received by the Portfolio from such investments might be subject to income taxes.

Semiannual Report	June 30, 2006	15

Notes to Financial Statements (Cont.)

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Commodities Linked/Structured Notes.  The Portfolio invests in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Net payments are recorded as net realized gains/losses. These notes are subject to prepayment, credit and interest risks. The Portfolio has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Portfolio records a realized gain or loss. At June 30, 2006, the value of these securities comprised 34.2% of the Portfolio’s net assets and resulted in unrealized appreciation of $2,703.

U.S. Government Agencies or Government-Sponsored Enterprises.   Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

New Accounting Policies.  In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the application of the Interpretation to the Portfolio and will provide additional information in relation to the Interpretation in the Portfolio’s annual financial statements for the year ending December 31, 2006.

3.  FEES, EXPENSES, AND RELATED PARTY TRANSACTIONS

Investment Advisory Fee.  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.49%.

Administration Fee.  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee is charged at the annual rate of 0.25%.

Distribution and Servicing Fees.  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

Expenses.  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of organization expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Administrative Class	0.89%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent the Portfolio’s annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows (amounts in thousands):

	12/31/2004	12/31/2005	06/30/2006
Amount Available for Reimbursement	$9	$0	$0

16	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

For the current period ended June 30, 2006, each unaffiliated Trustee received an annual retainer of $15,000, plus $2,000 for each Board of Trustees quarterly meeting attended, $500 for each Board of Trustees committee meeting attended and $500 for each special board meeting attended, plus reimbursement of related expenses. In addition, each Committee Chair received an additional annual retainer of $500 and each Audit Committee Chair received an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2006 were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$1,090,207	$1,027,659	$63,523	$8,613

5.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	# of Contracts	Notional Amount in $	Premium
Balance at 12/31/2005	18	$0	$6
Sales	310	19,500	156
Closing Buys	(26)	0	(14)
Expirations	0	0	0
Exercised	0	0	0
Balance at 06/30/2006	302	$19,500	$148

6.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2006		Year Ended 12/31/2005
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	7,192	$86,046	8,973	$107,935
Advisor Class	161	1,992	0	0
Issued as reinvestment of distributions
Administrative Class	173	1,990	106	1,298
Advisor Class	1	15	0	0
Cost of shares redeemed
Administrative Class	(3,813)	(46,555)	(672)	(7,711)
Advisor Class	(27)	(339)	0	0
Net increase resulting from Portfolio share transactions	3,687	$43,149	8,407	$101,522

* Inception date of the Portfolio

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Administrative Class	4	87	*
Advisor Class	4	94

* Allianz Life Insurance Co. of North America, an indirect wholly owned subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio, and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

7.  FEDERAL INCOME TAX MATTERS

As of June 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 5,397	$ (935)	$ 4,462

8.  REGULATORY AND LITIGATION MATTERS

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Semiannual Report	June 30, 2006	17

Notes to Financial Statements (Cont.)	June 30, 2006 (Unaudited)

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the PIMCO Funds, the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees and employees of the PIMCO Funds, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds themselves against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the PIMCO Funds and Allianz Funds including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Portfolios of the Trust. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the PIMCO Funds have been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

Certain Portfolios of the Trust were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain Portfolios of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain Portfolios of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Portfolios. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolios or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolios.

18	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Administrative

Semiannual Report June 30, 2006

P I M C O

PIMCO Variable Insurance Trust

Emerging Markets Bond Portfolio

A company of Allianz Global Investors

Share Class Administrative

Semiannual Report June 30, 2006

PIMCO Variable Insurance Trust

Emerging Markets Bond Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust covering the six-month period ended June 30, 2006.

Highlights of the global bond markets during the six-month period included:

■	Most fixed-income sectors lost ground during the first half of 2006, as concern about accelerating inflation and central bank tightening pushed interest rates higher worldwide. The benchmark Lehman Brothers Aggregate Bond Index (which includes Treasury, Investment-Grade Corporate, and Residential Mortgage-Backed Securities) returned -0.72% for the first six months of the year. On June 30, the benchmark ten-year Treasury yielded 5.14%, 0.75% higher than at the start of the year. The U.S. yield curve remained flat as shorter-maturity yields rose by a comparable amount.

■	The Federal Reserve tightened four times during the reporting period, bringing the Federal Funds Rate to 5.25%. The increase near the end of the period was the Federal Reserve’s 17th consecutive rate hike since the start of its tightening cycle in 2004. The Federal Reserve was not alone, as central banks in Europe, India, and China tightened credit in unison for the first time since 2000. The Bank of Japan, whose zero-interest-rate policy has flooded global markets with liquidity, looked set to reverse this policy in the coming months.

In these pages please find a more complete Portfolio review as it relates to financial-market activities, as well as details about total-return investment performance for the six-month reporting period. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2006

Semiannual Report	June 30, 2006	1

Important Information About the Portfolios

PIMCO Variable Insurance Trust (the “Trust”) is an open-end investment company currently consisting of nineteen separate investment portfolios, including the Emerging Markets Bond Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, non-U.S. investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Examples would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2006 to June 30, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel or litigation expense).

Portfolio Benchmark

JPMorgan EMBI Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities. Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. It is not possible to invest directly in this index.

Semiannual Report	June 30, 2006	3

PIMCO Emerging Markets Bond Portfolio

Cumulative Returns Through June 30, 2006

               Emerging Markets
                Bond Portfolio          JPMorgan Emerging
             Administrative Class      Markets Global Index
             --------------------      --------------------
09/30/2002         $10,000                  $10,000
10/31/2002          10,879                   10,616
11/30/2002          11,248                   10,917
12/31/2002          11,665                   11,253
01/31/2003          11,972                   11,438
02/28/2003          12,475                   11,804
03/31/2003          12,902                   11,995
04/30/2003          13,728                   12,678
05/31/2003          14,328                   13,203
06/30/2003          14,225                   13,203
07/31/2003          13,624                   12,735
08/31/2003          14,020                   13,045
09/30/2003          14,540                   13,503
10/31/2003          14,623                   13,569
11/30/2003          14,886                   13,735
12/31/2003          15,356                   14,139
01/31/2004          15,541                   14,211
02/29/2004          15,485                   14,261
03/31/2004          15,853                   14,617
04/30/2004          14,754                   13,823
05/31/2004          14,621                   13,618
06/30/2004          14,888                   13,818
07/31/2004          15,257                   14,228
08/31/2004          15,988                   14,815
09/30/2004          16,272                   15,062
10/31/2004          16,560                   15,304
11/30/2004          16,719                   15,411
12/31/2004          17,215                   15,797
01/31/2005          17,349                   15,896
02/28/2005          17,450                   16,003
03/31/2005          16,967                   15,595
04/30/2005          17,289                   15,841
05/31/2005          17,797                   16,315
06/30/2005          18,069                   16,605
07/31/2005          18,028                   16,564
08/31/2005          18,405                   16,885
09/30/2005          18,721                   17,170
10/31/2005          18,380                   16,917
11/30/2005          18,680                   17,175
12/31/2005          19,066                   17,493
01/31/2006          19,258                   17,702
02/28/2006          19,690                   18,095
03/31/2006          19,220                   17,752
04/30/2006          19,226                   17,737
05/31/2006          18,786                   17,374
06/30/2006          18,819                   17,373

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Country Allocation‡

Short-Term Instruments	21.0%
Brazil	20.2%
Russia	14.8%
Mexico	12.8%
Venezuela	6.2%
Other	25.0%

‡	% of Total Investments as of June 30, 2006

Average Annual Total Return for the period ended June 30, 2006
	6 Months*	1 Year	Since Inception (09/30/02)
PIMCO Emerging Markets Bond Portfolio Administrative Class	-1.30%	4.15%	18.37%
JPMorgan Emerging Markets Bond Global Index	-0.69%	4.62%	15.88%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/06)	$1,000.00	$1,000.00
Ending Account Value (06/30/06)	$987.00	$1,019.84
Expenses Paid During Period†	$4.93	$5.01

† Expenses are equal to the Portfolio’s Administrative Class annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for a description of the Portfolio’s benchmark and an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO Emerging Markets Bond Portfolio seeks to achieve its investment objective by investing at least 80% of its assets in Fixed- Income Securities of issuers that economically are tied to countries with emerging securities markets.

»	An overweight position in Brazil was positive; Brazil outperformed the index on the back of external debt buybacks and ratings upgrades from S&P and Fitch.

»	An overweight to Ecuador was positive; debt buybacks, a high spread cushion and supportive crude oil prices helped to balance political noise. The Ecuador sub-index rallied strongly in Q1 and returned 8.04% for the past six months.

»	A significant underweight to Turkey was positive, especially in Q2, when Turkish spreads widened by 1.12%. Spread widening was due to worries about the country’s large current account deficit, a major sell-off in the lira, and an increasing inflation rate.

»	Despite the recent shift in risk tolerance, which favored strong credits over weak credits in Q2, an underweight to Argentina was negative for the first half of the year. The country posted a return of 17.9% for the Q1, as short covering and a search for yield outweighed investor concerns over mounting inflation. Year-to-date, the sub-index has returned 10.8%.

»	Underweighting the Philippines was negative; the country outperformed due to high levels of overseas remittances and news that the budget shortfall narrowed.

»	Above benchmark duration in Q1 was negative as U.S. Treasury rates rose.

»	An emphasis on shorter maturities was negative, as the yield curve continued to flatten in the past six months.

»	A strategic allocation to emerging market currencies was positive, as attractive carry via high local interest rates was high enough to offset weakness in some EM currencies.

4	PIMCO Variable Insurance Trust

Financial Highlights Emerging Markets Bond Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2006+	12/31/2005	12/31/2004		12/31/2003		09/30/2002-12/31/2002

Administrative Class
Net asset value beginning of period	$13.66	$13.21	$12.97		$11.48		$10.00
Net investment income (a)	0.35	0.67	0.48		0.62		0.18
Net realized/unrealized gain (loss) on investments (a)	(0.52)	0.71	1.03		2.90		1.48
Total income (loss) from investment operations	(0.17)	1.38	1.51		3.52		1.66
Dividends from net investment income	(0.36)	(0.68)	(0.51)		(0.65)		(0.18)
Distributions from net realized capital gains	0.00	(0.25)	(0.76)		(1.38)		0.00
Total distributions	(0.36)	(0.93)	(1.27)		(2.03)		(0.18)
Net asset value end of period	$13.13	$13.66	$13.21		$12.97		$11.48
Total return	(1.30)%	10.75%	12.11%		31.64%		16.65%
Net assets end of period (000s)	$163,807	$133,142	$64,598		$50,954		$32,767
Ratio of expenses to average net assets	1.00%*	1.00%	1.01	%(b)	1.04	%(b)	1.02	%*(b)(c)
Ratio of net investment income to average net assets	5.24%*	5.01%	3.70%		4.78%		6.58	%*
Portfolio turnover rate	154%	242%	484%		451%		91%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Ratio of expenses to average net assets excluding interest expense is 1.00%.

(c) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.11%.

See Accompanying Notes	Semiannual Report	June 30, 2006	5

Statement of Assets and Liabilities Emerging Markets Bond Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2006 (Unaudited)

Assets:
Investments, at value	$172,671
Cash	103
Foreign currency, at value	74
Receivable for investments sold	12,533
Receivable for Portfolio shares sold	123
Interest and dividends receivable	3,022
Variation margin receivable	68
Unrealized appreciation on forward foreign currency contracts	64
Unrealized appreciation on swap agreements	404
189,062

Liabilities:
Payable for investments purchased	$101
Payable for investments purchased on delayed-delivery basis	24,365
Payable for Portfolio shares redeemed	58
Written options outstanding	15
Accrued investment advisory fee	64
Accrued administration fee	57
Accrued servicing fee	19
Swap premiums received	120
Unrealized depreciation on forward foreign currency contracts	165
Unrealized depreciation on swap agreements	194
25,158

Net Assets	$163,904

Net Assets Consist of:
Paid in capital	$159,124
Undistributed net investment income	2,227
Accumulated undistributed net realized gain	2,918
Net unrealized (depreciation)	(365)
$163,904

Net Assets:
Administrative Class	$163,807
Advisor Class	97

Shares Issued and Outstanding:
Administrative Class	12,478
Advisor Class	7

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Administrative Class	$13.13
Advisor Class	13.13

Cost of Investments Owned	$172,701
Cost of Foreign Currency Held	$73
Premiums Received on Written Options	$25

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations Emerging Markets Bond Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Interest	$4,773
Total Income	4,773

Expenses:
Investment advisory fees	344
Administration fees	306
Servicing fees – Administrative Class	115
Trustees’ fees	1
Interest expense	1
Total Expenses	767

Net Investment Income	4,006

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	1,386
Net realized (loss) on futures contracts, options and swaps	(164)
Net realized gain on foreign currency transactions	26
Net change in unrealized (depreciation) on investments	(6,930)
Net change in unrealized (depreciation) on futures contracts, options and swaps	(767)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(117)
Net (Loss)	(6,566)

Net (Decrease) in Net Assets Resulting from Operations	$(2,560)

See Accompanying Notes	Semiannual Report	June 30, 2006	7

Statements of Changes in Net Assets Emerging Markets Bond Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$4,006	$4,299
Net realized gain	1,248	2,037
Net change in unrealized appreciation (depreciation)	(7,814)	3,223
Net increase (decrease) resulting from operations	(2,560)	9,559

Distributions to Shareholders:
From net investment income
Administrative Class	(4,103)	(4,422)
Advisor Class	0	0
From net realized capital gains
Administrative Class	0	(2,330)
Advisor Class	0	0

Total Distributions	(4,103)	(6,752)

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	52,231	67,244
Advisor Class	108	0
Issued as reinvestment of distributions
Administrative Class	4,103	6,752
Advisor Class	0	0
Cost of shares redeemed
Administrative Class	(19,006)	(8,259)
Advisor Class	(11)	0
Net increase resulting from Portfolio share transactions	37,425	65,737

Total Increase in Net Assets	30,762	68,544

Net Assets:
Beginning of period	133,142	64,598
End of period*	$163,904	$133,142

*Including undistributed net investment income of:	$2,227	$2,324

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Emerging Markets Bond Portfolio	June 30, 2006 (Unaudited)

PRINCIPAL
AMOUNT	VALUE
(000S)	(000S)

ARGENTINA 0.5%
Argentina Bonos
0.000% due 08/03/2012	$1,000	$832

Total Argentina (Cost $829)		832

BRAZIL 21.2%
Brazilian Government International Bond
10.000% due 08/07/2011	$1,250	1,429
11.000% due 01/11/2012	1,160	1,386
10.250% due 06/17/2013	50	59
10.500% due 07/14/2014	2,085	2,516
7.875% due 03/07/2015	3,625	3,804
8.000% due 01/15/2018	2,258	2,388
8.875% due 10/14/2019	2,250	2,512
8.875% due 04/15/2024	350	389
8.750% due 02/04/2025	1,700	1,870
10.125% due 05/15/2027	1,740	2,166
12.250% due 03/06/2030	220	323
8.250% due 01/20/2034	5,690	5,989
11.000% due 08/17/2040	7,646	9,491

CSN Islands VII Corp.
10.750% due 09/12/2008	200	215

Petrobras International Finance Co.
7.750% due 09/15/2014	250	261

Total Brazil (Cost $33,593)		34,799

CAYMAN ISLANDS 0.1%
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014	$145	144

Total Cayman Islands (Cost $145)		144

CHILE 0.8%
Chile Government International Bond
5.625% due 07/23/2007	$915	916

Corp. Nacional del Cobre de Chile – CODELCO
5.625% due 09/21/2035	200	180

Empresa Nacional de Electricidad S.A.
8.350% due 08/01/2013	200	216

Total Chile (Cost $1,353)		1,312

CHINA 1.3%
China Development Bank
5.000% due 10/15/2015	$500	467

Export-Import Bank of China
4.875% due 07/21/2015	550	507

Panva Gas Holdings Ltd.
8.250% due 09/23/2011	670	675

Sino-Forest Corp.
9.125% due 08/17/2011	500	517

Total China (Cost $2,279)		2,166

COLOMBIA 2.2%
Colombia Government International Bond
9.750% due 04/23/2009	$220	238
10.000% due 01/23/2012	100	113
10.750% due 01/15/2013	400	473
8.250% due 12/22/2014	2,325	2,453
10.375% due 01/28/2033	310	384

Total Colombia (Cost $3,721)		3,661

ECUADOR 3.8%
Ecuador Government International Bond
9.000% due 08/15/2030	$6,469	6,248

Total Ecuador (Cost $5,013)		6,248

EGYPT 0.3%
Petroleum Export Ltd.
5.265% due 06/15/2011	$574	$560

Total Egypt (Cost $571)		560

EL SALVADOR 0.5%
AES El Salvador Trust
6.750% due 02/01/2016	$700	648

El Salvador Government International Bond
8.500% due 07/25/2011	150	162

Total El Salvador (Cost $844)		810

GUATEMALA 0.4%
Guatemala Government Bond
9.250% due 08/01/2013	$570	637

Total Guatemala (Cost $570)		637

INDONESIA 0.7%
Indonesia Government International Bond
6.875% due 03/09/2017	$1,200	1,171

Total Indonesia (Cost $1,187)		1,171

KAZAKHSTAN 1.7%
ATF BANK
9.000% due 05/11/2016	$150	148

Intergas Finance BV
6.875% due 11/04/2011	100	99

Kazakhstan Temir Zholy Finance BV
6.500% due 05/11/2011	300	292

Kazkommerts International BV
8.500% due 04/16/2013	250	257

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	2,000	1,942

Total Kazakhstan (Cost $2,834)		2,738

MALAYSIA 0.7%
Malaysia Government International Bond
8.750% due 06/01/2009	$120	129
7.500% due 07/15/2011	325	347

Petronas Capital Ltd.
7.000% due 05/22/2012	325	341

Tenaga Nasional Bhd
7.500% due 11/01/2025	250	273

TNB Capital Ltd.
5.250% due 05/05/2015	100	94

Total Malaysia (Cost $1,250)		1,184

MEXICO 13.4%
America Movil S.A. de C.V.
5.500% due 03/01/2014	$200	185
5.750% due 01/15/2015	100	93

Mexico Government International Bond
7.500% due 01/14/2012	282	300
5.875% due 01/15/2014	250	243
6.625% due 03/03/2015	315	320
11.375% due 09/15/2016	25	34
5.625% due 01/15/2017	650	606
8.125% due 12/30/2019	1,324	1,499
8.300% due 08/15/2031	2,415	2,795
7.500% due 04/08/2033	1,000	1,065
6.750% due 09/27/2034	2,300	2,242

Pemex Project Funding Master Trust
8.000% due 11/15/2011		$250	$265
7.375% due 12/15/2014		3,015	3,119
5.750% due 12/15/2015		7,100	6,548
9.250% due 03/30/2018		977	1,136
8.625% due 02/01/2022		1,200	1,345
6.625% due 06/15/2035		250	227

Total Mexico (Cost $22,894)			22,022

MOROCCO 0.1%
Kingdom of Morocco
4.719% due 01/05/2009		$150	149

Total Morocco (Cost $143)			149

NETHERLANDS 0.1%
HSBK Europe BV
7.750% due 05/13/2013		$100	100

Total Netherlands (Cost $100)			100

PAKISTAN 0.9%
Pakistan Government International Bond
7.125% due 03/31/2016		$1,550	1,418

Total Pakistan (Cost $1,534)			1,418

PANAMA 2.5%
Panama Government International Bond
9.625% due 02/08/2011		$210	234
9.375% due 07/23/2012		1,210	1,355
7.250% due 03/15/2015		150	152
7.125% due 01/29/2026		2,165	2,100
8.875% due 09/30/2027		80	91
9.375% due 04/01/2029		200	237

Total Panama (Cost $4,249)			4,169

PERU 3.0%
Peru Government International Bond
9.125% due 01/15/2008		$650	679
9.125% due 02/21/2012		1,470	1,632
5.000% due 03/07/2017		2,066	1,984
7.350% due 07/21/2025		500	482

Southern Copper Corp.
7.500% due 07/27/2035		100	96

Total Peru (Cost $4,874)			4,873

QATAR 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		$250	233

Total Qatar (Cost $250)			233

RUSSIA (d) 15.6%
Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR	200	260

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008		$1,000	1,014

Gazprom International S.A.
7.201% due 02/01/2020		850	863

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		150	147

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		6,410	7,358

RSHB Capital S.A. for OJSC Russian Agricultural Bank
7.175% due 05/16/2013		300	298

See Accompanying Notes	Semiannual Report	June 30, 2006	9

Schedule of Investments Emerging Markets Bond Portfolio (Cont.)

		PRINCIPAL
		AMOUNT	VALUE
		(000S)	(000S)

Russia Government International Bond
8.250% due 03/31/2010		$1,111	$1,157
5.000% due 03/31/2030		10,835	11,557

Sistema Finance S.A.
10.250% due 04/14/2008		500	519

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.375% due 10/22/2011		350	350

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,000	982

VTB Capital S.A. for Vneshtorgbank
6.174% due 09/21/2007		1,000	1,001

Total Russia (Cost $26,267)			25,506

SOUTH AFRICA (d) 1.9%
South Africa Government International Bond
7.375% due 04/25/2012		$310	323
5.250% due 05/16/2013	EUR	400	519
6.500% due 06/02/2014		$750	750
8.500% due 06/23/2017		1,300	1,472

Total South Africa (Cost $3,158)			3,064

SOUTH KOREA 0.1%
Industrial Bank of Korea
4.000% due 05/19/2014		$110	104

Korea Development Bank
5.750% due 09/10/2013		15	15

KT Corp.
4.875% due 07/15/2015		100	91

Total South Korea (Cost $223)			210

TUNISIA (d) 1.1%
Banque Centrale de Tunisie
4.750% due 04/07/2011	EUR	500	642
7.375% due 04/25/2012		1,050	1,097

Total Tunisia (Cost $1,748)			1,739

UKRAINE (d) 3.3%
Dresdner Bank AG for Kyivstar GSM
7.750% due 04/27/2012		$1,000	967

Ukraine Government International Bond
11.000% due 03/15/2007		133	136
8.235% due 08/05/2009		1,150	1,208
6.875% due 03/04/2011		800	786
7.650% due 06/11/2013		1,700	1,714
4.950% due 10/13/2015	EUR	500	559

Total Ukraine (Cost $5,519)			5,370

UNITED STATES 0.3%
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	$500	$490

Total United States (Cost $499)		490

VENEZUELA 6.5%
Venezuela Government International Bond
5.375% due 08/07/2010	$2,150	2,037
6.090% due 04/20/2011	1,450	1,443
10.750% due 09/19/2013	1,750	2,092
8.500% due 10/08/2014	500	530
5.750% due 02/26/2016	770	670
6.000% due 12/09/2020	1,500	1,282
9.250% due 09/15/2027	1,780	2,105
9.375% due 01/13/2034	450	529

Total Venezuela (Cost $10,671)		10,688

VIETNAM 0.1%
Socialist Republic of Vietnam
6.875% due 01/15/2016	$100	100

Total Vietnam (Cost $98)		100

	# OF CONTRACTS
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar June Futures (CME)
Strike @ $91.250 Exp. 06/18/2007	70	0

Total Purchased Put Options (Cost $1)		0

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 22.1%

COMMERCIAL PAPER 20.1%
Abbey National N.A. LLC
5.230% due 08/08/2006	$3,000	2,984

Bank of Ireland
5.100% due 08/23/2006	1,700	1,688

Barclays U.S. Funding Corp.
5.140% due 09/05/2006	4,500	4,455

BNP Paribas Finance
5.050% due 08/16/2006	1,600	1,590

Danske Corp.
5.280% due 07/17/2006	3,800	3,792

Dexia Delaware LLC
4.980% due 07/25/2006	$1,000	$997

DnB NORBank ASA
5.080% due 08/02/2006	300	299

Fannie Mae
4.958% due 09/13/2006	1,500	1,483

ING U.S. Funding LLC
5.250% due 08/08/2006	900	895

Nordea N.A., Inc.
4.880% due 07/06/2006	1,600	1,599

Skandinaviska Enskilda Banken
5.000% due 07/26/2006	2,300	2,293

Societe Generale N.A.
5.055% due 08/15/2006	1,200	1,193
5.050% due 08/16/2006	2,700	2,683
4.985% due 08/22/2006	1,000	993

Spintab AB
5.120% due 08/01/2006	600	598

Svenska Handelsbanken, Inc.
4.890% due 07/06/2006	1,200	1,200

Westpac Capital Corp.
4.970% due 07/21/2006	4,300	4,289

		33,031

REPURCHASE AGREEMENT 1.7%
State Street Bank
4.900% due 07/03/2006	2,822	2,822

(Dated 06/30/2006. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $2,880. Repurchase proceeds are $2,822.)

U.S. TREASURY BILL 0.3% (b)
4.678% due 09/14/2006	430	425

Total Short-Term Instruments (Cost $36,284)		36,278

Total Investments (a) 105.3% (Cost $172,701)		$172,671

Written Options (e) (0.0%) (Premiums $25)		(15)

Other Assets and Liabilities (Net) (5.3%)		(8,752)

Net Assets 100.0%		$163,904

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2006 (Unaudited)

Notes to Schedule of Investments (amounts in thousands, except number of contracts):
(a) As of June 30, 2006, portfolio securities with an aggregate market value of $148 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Securities with an aggregate market value of $425 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	32	$(27)
90-Day Eurodollar June Futures	Long	06/2007	132	(118)
90-Day Eurodollar March Futures	Long	03/2007	120	(114)
90-Day Eurodollar March Futures	Long	03/2008	32	(27)
90-Day Eurodollar September Futures	Long	09/2006	130	(101)
90-Day Eurodollar September Futures	Long	09/2007	32	(29)
U.S. Treasury 5-Year Note September Futures	Long	09/2006	84	(40)

				$(456)

(c) Swap agreements outstanding on June 30, 2006:
Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	28-day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015	MXN	2,000	$3
Bank of America	3-month USD-LIBOR	Pay	5.000%	12/20/2016		$600	(7)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2016		600	(7)

							$(11)

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.700%		03/20/2011	$500	$(13)
Barclays Bank PLC	Salomon Brothers (Gazprom) 9.125% due 04/25/2007	Sell	0.940%		05/20/2011	2,500	(40)
Barclays Bank PLC	Dow Jones CDX N.A. EM5 Index	Sell	1.350%		06/20/2011	3,000	(29)
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%		03/20/2007	75	0
HSBC Bank USA	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.390%		09/20/2006	5,000	4
J.P. Morgan Chase & Co.	Gaz Capital S.A. 8.625% due 04/28/2034	Sell	1.000%		04/20/2011	1,000	(12)
J.P. Morgan Chase & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.840%		01/04/2013	1,600	186
J.P. Morgan Chase & Co.	Multiple reference entities of Gazprom	Sell	1.500%		04/20/2016	1,000	(17)
J.P. Morgan Chase & Co.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.130%		04/20/2016	1,400	(27)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.770%		06/20/2011	500	2
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.550%		03/20/2014	350	38
Lehman Brothers, Inc.	Multiple reference entities of Gazprom	Sell	1.330%		03/20/2016	1,000	(28)
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.160%		10/02/2013	450	64
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%		01/21/2014	525	51
Morgan Stanley Dean Witter & Co.	Colombia Government International Bond 10.375% due 01/28/2033	Sell	0.760%		03/20/2010	250	(4)
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	800	44
Morgan Stanley Dean Witter & Co.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.200%	)	10/20/2010	400	8
Morgan Stanley Dean Witter & Co.	Gaz Capital S.A. 8.625% due 04/28/2034	Sell	1.050%		04/20/2011	1,000	(10)
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM5 Index	Sell	1.350%		06/20/2011	1,000	2
UBS Warburg LLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.870%		06/20/2011	200	2

							$221

+ If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

See Accompanying Notes	Semiannual Report	June 30, 2006	11

Schedule of Investments    Emerging Markets Bond Portfolio (Cont.)

(d) Forward foreign currency contracts outstanding on June 30, 2006:
Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	601	08/2006	$16	$0	$16
Buy	CLP	9,500	07/2006	0	0	0
Sell		9,500	07/2006	0	0	0
Buy		49,502	08/2006	0	(1)	(1)
Buy		9,500	09/2006	0	0	0
Buy	CNY	896	09/2006	0	(1)	(1)
Buy		5,553	03/2007	0	(5)	(5)
Sell	EUR	1,662	07/2006	0	(38)	(38)
Buy	IDR	3,359,122	08/2006	8	(5)	3
Buy	INR	7,925	09/2006	0	(4)	(4)
Buy		1,143	11/2006	0	0	0
Buy	JPY	208,025	08/2006	0	(11)	(11)
Buy	KRW	98,900	07/2006	3	0	3
Sell		98,900	07/2006	0	(1)	(1)
Buy		75,826	08/2006	1	0	1
Buy		314,285	09/2006	7	0	7
Buy	MXN	1,806	08/2006	0	(8)	(8)
Buy		303	09/2006	0	(2)	(2)
Buy	PEN	158	08/2006	1	0	1
Sell		158	08/2006	0	(1)	(1)
Buy	PLN	170	08/2006	0	0	0
Buy		34	09/2006	0	0	0
Buy		769	11/2006	0	(7)	(7)
Buy	RUB	1,289	07/2006	2	0	2
Sell		1,288	07/2006	0	0	0
Buy		8,121	08/2006	14	0	14
Buy		1,288	09/2006	0	0	0
Buy	SGD	76	07/2006	1	0	1
Sell		76	07/2006	0	0	0
Buy		269	08/2006	1	0	1
Buy		76	09/2006	0	0	0
Buy		440	11/2006	0	(4)	(4)
Buy	SKK	2,314	08/2006	3	0	3
Buy		7,374	09/2006	7	0	7
Buy	TWD	12,500	08/2006	0	(14)	(14)
Buy	ZAR	2,577	08/2006	0	(63)	(63)

				$64	$(165)	$(101)

(e) Written options outstanding on June 30, 2006:
Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$108.000	08/25/2006	62	$11	$2
Call - CBOT U.S. 10-Year Treasury Note September Futures	107.000	08/25/2006	20	2	2
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	82	12	11

				$25	$15

12	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	June 30, 2006 (Unaudited)

1.  ORGANIZATION

The Emerging Markets Bond Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Administrative and Advisor. Information presented in these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events. When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income.  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related or asset-backed securities are recorded as components of interest income in the Statement of Operations.

Dividends and Distributions to Shareholders.  Dividends from net investment income, if any, are declared on each day the Portfolio is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year. Most shareholders choose to reinvest their dividends and capital gain distribution in additional shares of the Portfolio.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Semiannual Report	June 30, 2006	13

Notes to Financial Statements (Cont.)

Loan Participations and Assignments.  The Portfolio may invest in direct debt instruments which are interests in amounts owned by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the end of the period, the Portfolio had no unfunded loan commitments.

Delayed-Delivery Transactions.  The Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Federal Income Taxes.  The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency.  The accounting records of the Portfolio are maintained in U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollar based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
BRL	Brazilian Real	MXN	Mexican Peso
CLP	Chilean Peso	PEN	Peruvian New Sol
CNY	Chinese Yuan Renminbi	PLN	Polish Zloty
EUR	Euro	RUB	Russian Ruble
IDR	Indonesian Rupiah	SGD	Singapore Dollar
INR	Indian Rupee	SKK	Slovakian Koruna
JPY	Japanese Yen	TWD	Taiwan Dollar
KRW	South Korean Won	ZAR	South African Rand

Forward Currency Transactions.  The Portfolio may enter into forward currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar

Futures Contracts.  The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts.  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Certain options may be written with premiums to determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of

14	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements.  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Swap Agreements.  The Portfolio may engage in swap transactions, including, but not limited to, swap agreements on interest rate, total return, forward spread-lock and credit default to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of a credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for federal income tax purposes is uncertain. Were the Internal Revenue Service in take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for federal income tax purposes, payments received by the Portfolio from such investments might be subject to income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the Portfolio are included as part of realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Guarantees and Indemnifications.  Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

New Accounting Policies.  In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the application of the Interpretation to the Portfolio and will provide additional information in relation to the Interpretation in the Portfolio’s annual financial statements for the year ending December 31, 2006.

3.  FEES, EXPENSES, AND RELATED PARTY TRANSACTIONS

Investment Advisory Fee.  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.45%.

Administration Fee.  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee is charged at the annual rate of 0.40%.

Distribution and Servicing Fees.  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

Expenses.  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money,

Semiannual Report	June 30, 2006	15

Notes to Financial Statements (Cont.)

including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

For the current period ended June 30, 2006, each unaffiliated Trustee received an annual retainer of $15,000, plus $2,000 for each Board of Trustees quarterly meeting attended, $500 for each Board of Trustees committee meeting attended and $500 for each special board meeting attended, plus reimbursement of related expenses. In addition, each Committee Chair received an additional annual retainer of $500 and each Audit Committee Chair received an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2006 were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$3,924	$2,638	$224,692	$205,534

5.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	# of Contracts	Premium
Balance at 12/31/2005	0	$0
Sales	164	25
Closing Buys	0	0
Expirations	0	0
Exercised	0	0
Balance at 06/30/2006	164	$25

6.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2006		Year Ended 12/31/2005
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	3,851	$52,231	4,972	$67,244
Advisor Class	8	108	0	0
Issued as reinvestment of distributions
Administrative Class	304	4,103	500	6,752
Advisor Class	0	0	0	0
Cost of shares redeemed
Administrative Class	(1,423)	(19,006)	(618)	(8,259)
Advisor Class	(1)	(11)	0	0
Net increase resulting from Portfolio share transactions	2,739	$37,425	4,854	$65,737

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Administrative Class	5	93	*
Advisor Class	2	100

* One of the shareholders, Allianz Life Insurance Co. of North America, is an indirect wholly owned subsidiary of AGI and a related party to the Portfolio.

7.  FEDERAL INCOME TAX MATTERS

As of June 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 3,249	$ (3,279)	$ (30)

8.  REGULATORY AND LITIGATION MATTERS

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in

16	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

“market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the PIMCO Funds, the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees and employees of the PIMCO Funds, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds themselves against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the PIMCO Funds and Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Portfolios of the Trust. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the PIMCO Funds have been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

Certain Portfolios of the Trust were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain Portfolios of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders —including certain Portfolios of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Portfolios. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolios or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolios.

Semiannual Report	June 30, 2006	17

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Advisor

Semiannual Report June 30, 2006

PIMCO

PIMCO Variable Insurance Trust

Emerging Markets Bond Portfolio

A company of Allianz Global Investors

Share Class Advisor

Semiannual Report June 30, 2006

PIMCO Variable Insurance Trust

Emerging Markets Bond Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust covering the six-month period ended June 30, 2006.

Highlights of the global bond markets during the six-month period included:

■	Most fixed-income sectors lost ground during the first half of 2006, as concern about accelerating inflation and central bank tightening pushed interest rates higher worldwide. The benchmark Lehman Brothers Aggregate Bond Index (which includes Treasury, Investment-Grade Corporate, and Residential Mortgage-Backed Securities) returned -0.72% for the first six months of the year. On June 30, the benchmark ten-year Treasury yielded 5.14%, 0.75% higher than at the start of the year. The U.S. yield curve remained flat as shorter-maturity yields rose by a comparable amount.

■	The Federal Reserve tightened four times during the reporting period, bringing the Federal Funds Rate to 5.25%. The increase near the end of the period was the Federal Reserve’s 17th consecutive rate hike since the start of its tightening cycle in 2004. The Federal Reserve was not alone, as central banks in Europe, India, and China tightened credit in unison for the first time since 2000. The Bank of Japan, whose zero-interest-rate policy has flooded global markets with liquidity, looked set to reverse this policy in the coming months.

In these pages please find a more complete Portfolio review as it relates to financial-market activities, as well as details about total-return investment performance for the six-month reporting period. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2006

Semiannual Report	June 30, 2006	1

Important Information About the Portfolios

PIMCO Variable Insurance Trust (the “Trust”) is an open-end investment company currently consisting of nineteen separate investment portfolios, including the Emerging Markets Bond Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, non-U.S. investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Examples would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2006 to June 30, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel or litigation expense).

Portfolio Benchmark

JPMorgan EMBI Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities. Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. It is not possible to invest directly in this index.

Semiannual Report	June 30, 2006	3

PIMCO Emerging Markets Bond Portfolio

Cumulative Returns Through June 30, 2006

                  Emerging Markets Bond           JPMorgan Emerging
                 Portfolio Advisor Class         Markets Global Index
                 -----------------------         --------------------
03/31/2006               $10,000                      $10,000
04/30/2006                10,003                        9,991
05/31/2006                 9,773                        9,787
06/30/2006                 9,789                        9,786

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Advisor Class.

Country Allocation‡

Short-Term Instruments	21.0%
Brazil	20.2%
Russia	14.8%
Mexico	12.8%
Venezuela	6.2%
Other	25%

‡	% of Total Investments as of June 30, 2006

Cumulative Total Return for the period ended June 30, 2006
Since Inception (03/31/06)
PIMCO Emerging Markets Bond Portfolio Advisor Class	-2.11%
JPMorgan Emerging Markets Bond Global Index	-2.14%

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (03/31/06)	$1,000.00	$1,000.00
Ending Account Value (06/30/06)	$978.90	$1,009.70
Expenses Paid During Period†	$2.87	$2.91

† Expenses are equal to the Portfolio’s Advisor Class annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 92/365 (to reflect the period since the Portfolio’s Advisor Class shares commenced operations on 03/31/06). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for a description of the Portfolio’s benchmark and an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO Emerging Markets Bond Portfolio seeks to achieve its investment objective by investing at least 80% of its assets in Fixed- Income Securities of issuers that economically are tied to countries with emerging securities markets.

»	An overweight position in Brazil was positive; Brazil outperformed the index on the back of external debt buybacks and ratings upgrades from S&P and Fitch.

»	An overweight to Ecuador was positive; debt buybacks, a high spread cushion and supportive crude oil prices helped to balance political noise. The Ecuador sub-index rallied strongly in Q1 and returned 8.04% for the past six months.

»	A significant underweight to Turkey was positive, especially in Q2, when Turkish spreads widened by 1.12%. Spread widening was due to worries about the country’s large current account deficit, a major sell-off in the lira, and an increasing inflation rate.

»	Despite the recent shift in risk tolerance, which favored strong credits over weak credits in Q2, an underweight to Argentina was negative for the first half of the year. The country posted a return of 17.9% for the Q1, as short covering and a search for yield outweighed investor concerns over mounting inflation. Year-to-date, the sub-index has returned 10.8%.

»	Underweighting the Philippines was negative; the country outperformed due to high levels of overseas remittances and news that the budget shortfall narrowed.

»	Above benchmark duration in Q1 was negative as U.S. Treasury rates rose.

»	An emphasis on shorter maturities was negative, as the yield curve continued to flatten in the past six months.

»	A strategic allocation to emerging market currencies was positive, as attractive carry via high local interest rates was high enough to offset weakness in some EM currencies.

4	PIMCO Variable Insurance Trust

Financial Highlights Emerging Markets Bond Portfolio

Selected Per Share Data for the Period Ended:	03/31/2006- 06/30/2006+

Advisor Class
Net asset value beginning of period	$13.59
Net investment income (a)	0.17
Net realized/unrealized (loss) on investments (a)	(0.46)
Total (loss) from investment operations	(0.29)
Dividends from net investment income	(0.17)
Total distributions	(0.17)
Net asset value end of period	$13.13
Total return	(2.11)%
Net assets end of period (000s)	$97
Ratio of expenses to average net assets	1.15%*
Ratio of net investment income to average net assets	5.44%*
Portfolio turnover rate	154%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	Semiannual Report	June 30, 2006	5

Statement of Assets and Liabilities Emerging Markets Bond Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2006 (Unaudited)

Assets:
Investments, at value	$172,671
Cash	103
Foreign currency, at value	74
Receivable for investments sold	12,533
Receivable for Portfolio shares sold	123
Interest and dividends receivable	3,022
Variation margin receivable	68
Unrealized appreciation on forward foreign currency contracts	64
Unrealized appreciation on swap agreements	404
189,062

Liabilities:
Payable for investments purchased	$101
Payable for investments purchased on delayed-delivery basis	24,365
Payable for Portfolio shares redeemed	58
Written options outstanding	15
Accrued investment advisory fee	64
Accrued administration fee	57
Accrued servicing fee	19
Swap premiums received	120
Unrealized depreciation on forward foreign currency contracts	165
Unrealized depreciation on swap agreements	194
25,158

Net Assets	$163,904

Net Assets Consist of:
Paid in capital	$159,124
Undistributed net investment income	2,227
Accumulated undistributed net realized gain	2,918
Net unrealized (depreciation)	(365)
$163,904

Net Assets:
Administrative Class	$163,807
Advisor Class	97

Shares Issued and Outstanding:
Administrative Class	12,478
Advisor Class	7

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Administrative Class	$13.13
Advisor Class	13.13

Cost of Investments Owned	$172,701
Cost of Foreign Currency Held	$73
Premiums Received on Written Options	$25

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations Emerging Markets Bond Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Interest	$4,773
Total Income	4,773

Expenses:
Investment advisory fees	344
Administration fees	306
Servicing fees – Administrative Class	115
Trustees’ fees	1
Interest expense	1
Total Expenses	767

Net Investment Income	4,006

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	1,386
Net realized (loss) on futures contracts, options and swaps	(164)
Net realized gain on foreign currency transactions	26
Net change in unrealized (depreciation) on investments	(6,930)
Net change in unrealized (depreciation) on futures contracts, options and swaps	(767)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(117)
Net (Loss)	(6,566)

Net (Decrease) in Net Assets Resulting from Operations	$(2,560)

See Accompanying Notes	Semiannual Report	June 30, 2006	7

Statements of Changes in Net Assets Emerging Markets Bond Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$4,006	$4,299
Net realized gain	1,248	2,037
Net change in unrealized appreciation (depreciation)	(7,814)	3,223
Net increase (decrease) resulting from operations	(2,560)	9,559

Distributions to Shareholders:
From net investment income
Administrative Class	(4,103)	(4,422)
Advisor Class	0	0
From net realized capital gains
Administrative Class	0	(2,330)
Advisor Class	0	0

Total Distributions	(4,103)	(6,752)

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	52,231	67,244
Advisor Class	108	0
Issued as reinvestment of distributions
Administrative Class	4,103	6,752
Advisor Class	0	0
Cost of shares redeemed
Administrative Class	(19,006)	(8,259)
Advisor Class	(11)	0
Net increase resulting from Portfolio share transactions	37,425	65,737

Total Increase in Net Assets	30,762	68,544

Net Assets:
Beginning of period	133,142	64,598
End of period*	$163,904	$133,142

*Including undistributed net investment income of:	$2,227	$2,324

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Emerging Markets Bond Portfolio	June 30, 2006 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
ARGENTINA 0.5%
Argentina Bonos
0.000% due 08/03/2012	$1,000	$832

Total Argentina (Cost $829)		832

BRAZIL 21.2%
Brazilian Government International Bond
10.000% due 08/07/2011	$1,250	1,429
11.000% due 01/11/2012	1,160	1,386
10.250% due 06/17/2013	50	59
10.500% due 07/14/2014	2,085	2,516
7.875% due 03/07/2015	3,625	3,804
8.000% due 01/15/2018	2,258	2,388
8.875% due 10/14/2019	2,250	2,512
8.875% due 04/15/2024	350	389
8.750% due 02/04/2025	1,700	1,870
10.125% due 05/15/2027	1,740	2,166
12.250% due 03/06/2030	220	323
8.250% due 01/20/2034	5,690	5,989
11.000% due 08/17/2040	7,646	9,491

CSN Islands VII Corp.
10.750% due 09/12/2008	200	215

Petrobras International Finance Co.
7.750% due 09/15/2014	250	261

Total Brazil (Cost $33,593)		34,799

CAYMAN ISLANDS 0.1%
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014	$145	144

Total Cayman Islands (Cost $145)		144

CHILE 0.8%
Chile Government International Bond
5.625% due 07/23/2007	$915	916

Corp. Nacional del Cobre de Chile – CODELCO
5.625% due 09/21/2035	200	180

Empresa Nacional de Electricidad S.A.
8.350% due 08/01/2013	200	216

Total Chile (Cost $1,353)		1,312

CHINA 1.3%
China Development Bank
5.000% due 10/15/2015	$500	467

Export-Import Bank of China
4.875% due 07/21/2015	550	507

Panva Gas Holdings Ltd.
8.250% due 09/23/2011	670	675

Sino-Forest Corp.
9.125% due 08/17/2011	500	517

Total China (Cost $2,279)		2,166

COLOMBIA 2.2%
Colombia Government International Bond
9.750% due 04/23/2009	$220	238
10.000% due 01/23/2012	100	113
10.750% due 01/15/2013	400	473
8.250% due 12/22/2014	2,325	2,453
10.375% due 01/28/2033	310	384

Total Colombia (Cost $3,721)		3,661

ECUADOR 3.8%
Ecuador Government International Bond
9.000% due 08/15/2030	$6,469	6,248

Total Ecuador (Cost $5,013)		6,248

EGYPT 0.3%
Petroleum Export Ltd.
5.265% due 06/15/2011	$574	$560

Total Egypt (Cost $571)		560

EL SALVADOR 0.5%
AES El Salvador Trust
6.750% due 02/01/2016	$700	648

El Salvador Government International Bond
8.500% due 07/25/2011	150	162

Total El Salvador (Cost $844)		810

GUATEMALA 0.4%
Guatemala Government Bond
9.250% due 08/01/2013	$570	637

Total Guatemala (Cost $570)		637

INDONESIA 0.7%
Indonesia Government International Bond
6.875% due 03/09/2017	$1,200	1,171

Total Indonesia (Cost $1,187)		1,171

KAZAKHSTAN 1.7%
ATF BANK
9.000% due 05/11/2016	$150	148

Intergas Finance BV
6.875% due 11/04/2011	100	99

Kazakhstan Temir Zholy Finance BV
6.500% due 05/11/2011	300	292

Kazkommerts International BV
8.500% due 04/16/2013	250	257

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	2,000	1,942

Total Kazakhstan (Cost $2,834)		2,738

MALAYSIA 0.7%
Malaysia Government International Bond
8.750% due 06/01/2009	$120	129
7.500% due 07/15/2011	325	347

Petronas Capital Ltd.
7.000% due 05/22/2012	325	341

Tenaga Nasional Bhd
7.500% due 11/01/2025	250	273

TNB Capital Ltd.
5.250% due 05/05/2015	100	94

Total Malaysia (Cost $1,250)		1,184

MEXICO 13.4%
America Movil S.A. de C.V.
5.500% due 03/01/2014	$200	185
5.750% due 01/15/2015	100	93

Mexico Government International Bond
7.500% due 01/14/2012	282	300
5.875% due 01/15/2014	250	243
6.625% due 03/03/2015	315	320
11.375% due 09/15/2016	25	34
5.625% due 01/15/2017	650	606
8.125% due 12/30/2019	1,324	1,499
8.300% due 08/15/2031	2,415	2,795
7.500% due 04/08/2033	1,000	1,065
6.750% due 09/27/2034	2,300	2,242

Pemex Project Funding Master Trust
8.000% due 11/15/2011		$250	$265
7.375% due 12/15/2014		3,015	3,119
5.750% due 12/15/2015		7,100	6,548
9.250% due 03/30/2018		977	1,136
8.625% due 02/01/2022		1,200	1,345
6.625% due 06/15/2035		250	227

Total Mexico (Cost $22,894)			22,022

MOROCCO 0.1%
Kingdom of Morocco
4.719% due 01/05/2009		$150	149

Total Morocco (Cost $143)			149

NETHERLANDS 0.1%
HSBK Europe BV
7.750% due 05/13/2013		$100	100

Total Netherlands (Cost $100)			100

PAKISTAN 0.9%
Pakistan Government International Bond
7.125% due 03/31/2016		$1,550	1,418

Total Pakistan (Cost $1,534)			1,418

PANAMA 2.5%
Panama Government International Bond
9.625% due 02/08/2011		$210	234
9.375% due 07/23/2012		1,210	1,355
7.250% due 03/15/2015		150	152
7.125% due 01/29/2026		2,165	2,100
8.875% due 09/30/2027		80	91
9.375% due 04/01/2029		200	237

Total Panama (Cost $4,249)			4,169

PERU 3.0%
Peru Government International Bond
9.125% due 01/15/2008		$650	679
9.125% due 02/21/2012		1,470	1,632
5.000% due 03/07/2017		2,066	1,984
7.350% due 07/21/2025		500	482

Southern Copper Corp.
7.500% due 07/27/2035		100	96

Total Peru (Cost $4,874)			4,873

QATAR 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		$250	233

Total Qatar (Cost $250)			233

RUSSIA (d) 15.6%
Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR	200	260

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008		$1,000	1,014

Gazprom International S.A.
7.201% due 02/01/2020		850	863

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		150	147

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		6,410	7,358

RSHB Capital S.A. for OJSC Russian Agricultural Bank
7.175% due 05/16/2013		300	298

See Accompanying Notes	Semiannual Report	June 30, 2006	9

Schedule of Investments Emerging Markets Bond Portfolio (Cont.)

		PRINCIPAL
		AMOUNT	VALUE
		(000S)	(000S)
Russia Government International Bond
8.250% due 03/31/2010		$1,111	$1,157
5.000% due 03/31/2030		10,835	11,557

Sistema Finance S.A.
10.250% due 04/14/2008		500	519

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.375% due 10/22/2011		350	350

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,000	982

VTB Capital S.A. for Vneshtorgbank
6.174% due 09/21/2007		1,000	1,001

Total Russia (Cost $26,267)			25,506

SOUTH AFRICA (d) 1.9%
South Africa Government International Bond
7.375% due 04/25/2012		$310	323
5.250% due 05/16/2013	EUR	400	519
6.500% due 06/02/2014		$750	750
8.500% due 06/23/2017		1,300	1,472

Total South Africa (Cost $3,158)			3,064

SOUTH KOREA 0.1%
Industrial Bank of Korea
4.000% due 05/19/2014		$110	104

Korea Development Bank
5.750% due 09/10/2013		15	15

KT Corp.
4.875% due 07/15/2015		100	91

Total South Korea (Cost $223)			210

TUNISIA (d) 1.1%
Banque Centrale de Tunisie
4.750% due 04/07/2011	EUR	500	642
7.375% due 04/25/2012		1,050	1,097

Total Tunisia (Cost $1,748)			1,739

UKRAINE (d) 3.3%
Dresdner Bank AG for Kyivstar GSM
7.750% due 04/27/2012		$1,000	967

Ukraine Government International Bond
11.000% due 03/15/2007		133	136
8.235% due 08/05/2009		1,150	1,208
6.875% due 03/04/2011		800	786
7.650% due 06/11/2013		1,700	1,714
4.950% due 10/13/2015	EUR	500	559

Total Ukraine (Cost $5,519)			5,370

UNITED STATES 0.3%
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	$500	$490

Total United States (Cost $499)		490

VENEZUELA 6.5%
Venezuela Government International Bond
5.375% due 08/07/2010	$2,150	2,037
6.090% due 04/20/2011	1,450	1,443
10.750% due 09/19/2013	1,750	2,092
8.500% due 10/08/2014	500	530
5.750% due 02/26/2016	770	670
6.000% due 12/09/2020	1,500	1,282
9.250% due 09/15/2027	1,780	2,105
9.375% due 01/13/2034	450	529

Total Venezuela (Cost $10,671)		10,688

VIETNAM 0.1%
Socialist Republic of Vietnam
6.875% due 01/15/2016	$100	100

Total Vietnam (Cost $98)		100

	# OF CONTRACTS
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar June Futures (CME)
Strike @ $91.250 Exp. 06/18/2007	70	0

Total Purchased Put Options (Cost $1)		0

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 22.1%

COMMERCIAL PAPER 20.1%
Abbey National N.A. LLC
5.230% due 08/08/2006	$3,000	2,984

Bank of Ireland
5.100% due 08/23/2006	1,700	1,688

Barclays U.S. Funding Corp.
5.140% due 09/05/2006	4,500	4,455

BNP Paribas Finance
5.050% due 08/16/2006	1,600	1,590

Danske Corp.
5.280% due 07/17/2006	3,800	3,792

Dexia Delaware LLC
4.980% due 07/25/2006	$1,000	$997

DnB NORBank ASA
5.080% due 08/02/2006	300	299

Fannie Mae
4.958% due 09/13/2006	1,500	1,483

ING U.S. Funding LLC
5.250% due 08/08/2006	900	895

Nordea N.A., Inc.
4.880% due 07/06/2006	1,600	1,599

Skandinaviska Enskilda Banken
5.000% due 07/26/2006	2,300	2,293

Societe Generale N.A.
5.055% due 08/15/2006	1,200	1,193
5.050% due 08/16/2006	2,700	2,683
4.985% due 08/22/2006	1,000	993

Spintab AB
5.120% due 08/01/2006	600	598

Svenska Handelsbanken, Inc.
4.890% due 07/06/2006	1,200	1,200

Westpac Capital Corp.
4.970% due 07/21/2006	4,300	4,289

		33,031

REPURCHASE AGREEMENT 1.7%
State Street Bank
4.900% due 07/03/2006	2,822	2,822

(Dated 06/30/2006. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $2,880. Repurchase proceeds are $2,822.)

U.S. TREASURY BILL 0.3% (b)
4.678% due 09/14/2006	430	425

Total Short-Term Instruments (Cost $36,284)		36,278

Total Investments (a) 105.3% (Cost $172,701)		$172,671

Written Options (e) (0.0%) (Premiums $25)		(15)

Other Assets and Liabilities (Net) (5.3%)		(8,752)

Net Assets 100.0%		$163,904

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2006 (Unaudited)

Notes to Schedule of Investments (amounts in thousands, except number of contracts):
(a) As of June 30, 2006, portfolio securities with an aggregate market value of $148 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Securities with an aggregate market value of $425 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	32	$(27)
90-Day Eurodollar June Futures	Long	06/2007	132	(118)
90-Day Eurodollar March Futures	Long	03/2007	120	(114)
90-Day Eurodollar March Futures	Long	03/2008	32	(27)
90-Day Eurodollar September Futures	Long	09/2006	130	(101)
90-Day Eurodollar September Futures	Long	09/2007	32	(29)
U.S. Treasury 5-Year Note September Futures	Long	09/2006	84	(40)

				$(456)

(c) Swap agreements outstanding on June 30, 2006:
Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	28-day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015	MXN	2,000	$3
Bank of America	3-month USD-LIBOR	Pay	5.000%	12/20/2016		$600	(7)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2016		600	(7)

							$(11)

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.700%		03/20/2011	$500	$(13)
Barclays Bank PLC	Salomon Brothers (Gazprom) 9.125% due 04/25/2007	Sell	0.940%		05/20/2011	2,500	(40)
Barclays Bank PLC	Dow Jones CDX N.A. EM5 Index	Sell	1.350%		06/20/2011	3,000	(29)
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%		03/20/2007	75	0
HSBC Bank USA	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.390%		09/20/2006	5,000	4
J.P. Morgan Chase & Co.	Gaz Capital S.A. 8.625% due 04/28/2034	Sell	1.000%		04/20/2011	1,000	(12)
J.P. Morgan Chase & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.840%		01/04/2013	1,600	186
J.P. Morgan Chase & Co.	Multiple reference entities of Gazprom	Sell	1.500%		04/20/2016	1,000	(17)
J.P. Morgan Chase & Co.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.130%		04/20/2016	1,400	(27)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.770%		06/20/2011	500	2
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.550%		03/20/2014	350	38
Lehman Brothers, Inc.	Multiple reference entities of Gazprom	Sell	1.330%		03/20/2016	1,000	(28)
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.160%		10/02/2013	450	64
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%		01/21/2014	525	51
Morgan Stanley Dean Witter & Co.	Colombia Government International Bond 10.375% due 01/28/2033	Sell	0.760%		03/20/2010	250	(4)
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	800	44
Morgan Stanley Dean Witter & Co.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.200%	)	10/20/2010	400	8
Morgan Stanley Dean Witter & Co.	Gaz Capital S.A. 8.625% due 04/28/2034	Sell	1.050%		04/20/2011	1,000	(10)
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM5 Index	Sell	1.350%		06/20/2011	1,000	2
UBS Warburg LLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.870%		06/20/2011	200	2

							$221

+ If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

See Accompanying Notes	Semiannual Report	June 30, 2006	11

Schedule of Investments    Emerging Markets Bond Portfolio (Cont.)

(d) Forward foreign currency contracts outstanding on June 30, 2006:
Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	601	08/2006	$16	$0	$16
Buy	CLP	9,500	07/2006	0	0	0
Sell		9,500	07/2006	0	0	0
Buy		49,502	08/2006	0	(1)	(1)
Buy		9,500	09/2006	0	0	0
Buy	CNY	896	09/2006	0	(1)	(1)
Buy		5,553	03/2007	0	(5)	(5)
Sell	EUR	1,662	07/2006	0	(38)	(38)
Buy	IDR	3,359,122	08/2006	8	(5)	3
Buy	INR	7,925	09/2006	0	(4)	(4)
Buy		1,143	11/2006	0	0	0
Buy	JPY	208,025	08/2006	0	(11)	(11)
Buy	KRW	98,900	07/2006	3	0	3
Sell		98,900	07/2006	0	(1)	(1)
Buy		75,826	08/2006	1	0	1
Buy		314,285	09/2006	7	0	7
Buy	MXN	1,806	08/2006	0	(8)	(8)
Buy		303	09/2006	0	(2)	(2)
Buy	PEN	158	08/2006	1	0	1
Sell		158	08/2006	0	(1)	(1)
Buy	PLN	170	08/2006	0	0	0
Buy		34	09/2006	0	0	0
Buy		769	11/2006	0	(7)	(7)
Buy	RUB	1,289	07/2006	2	0	2
Sell		1,288	07/2006	0	0	0
Buy		8,121	08/2006	14	0	14
Buy		1,288	09/2006	0	0	0
Buy	SGD	76	07/2006	1	0	1
Sell		76	07/2006	0	0	0
Buy		269	08/2006	1	0	1
Buy		76	09/2006	0	0	0
Buy		440	11/2006	0	(4)	(4)
Buy	SKK	2,314	08/2006	3	0	3
Buy		7,374	09/2006	7	0	7
Buy	TWD	12,500	08/2006	0	(14)	(14)
Buy	ZAR	2,577	08/2006	0	(63)	(63)

				$64	$(165)	$(101)

(e) Written options outstanding on June 30, 2006:
Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$108.000	08/25/2006	62	$11	$2
Call - CBOT U.S. 10-Year Treasury Note September Futures	107.000	08/25/2006	20	2	2
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	82	12	11

				$25	$15

12	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	June 30, 2006 (Unaudited)

1.  ORGANIZATION

The Emerging Markets Bond Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Administrative and Advisor. Information presented in these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events. When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income.  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related or asset-backed securities are recorded as components of interest income in the Statement of Operations.

Dividends and Distributions to Shareholders.  Dividends from net investment income, if any, are declared on each day the Portfolio is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year. Most shareholders choose to reinvest their dividends and capital gain distribution in additional shares of the Portfolio.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Semiannual Report	June 30, 2006	13

Notes to Financial Statements (Cont.)

Loan Participations and Assignments.  The Portfolio may invest in direct debt instruments which are interests in amounts owned by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the end of the period, the Portfolio had no unfunded loan commitments.

Delayed-Delivery Transactions.  The Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Federal Income Taxes.  The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency.  The accounting records of the Portfolio are maintained in U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollar based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
BRL	Brazilian Real	MXN	Mexican Peso
CLP	Chilean Peso	PEN	Peruvian New Sol
CNY	Chinese Yuan Renminbi	PLN	Polish Zloty
EUR	Euro	RUB	Russian Ruble
IDR	Indonesian Rupiah	SGD	Singapore Dollar
INR	Indian Rupee	SKK	Slovakian Koruna
JPY	Japanese Yen	TWD	Taiwan Dollar
KRW	South Korean Won	ZAR	South African Rand

Forward Currency Transactions.  The Portfolio may enter into forward currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar

Futures Contracts.  The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts.  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Certain options may be written with premiums to determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of

14	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements.  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Swap Agreements.  The Portfolio may engage in swap transactions, including, but not limited to, swap agreements on interest rate, total return, forward spread-lock and credit default to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of a credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for federal income tax purposes is uncertain. Were the Internal Revenue Service in take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for federal income tax purposes, payments received by the Portfolio from such investments might be subject to income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the Portfolio are included as part of realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Guarantees and Indemnifications.  Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

New Accounting Policies.  In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the application of the Interpretation to the Portfolio and will provide additional information in relation to the Interpretation in the Portfolio’s annual financial statements for the year ending December 31, 2006.

3.  FEES, EXPENSES, AND RELATED PARTY TRANSACTIONS

Investment Advisory Fee.  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.45%.

Administration Fee.  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee is charged at the annual rate of 0.40%.

Distribution and Servicing Fees.  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

Expenses.  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money,

Semiannual Report	June 30, 2006	15

Notes to Financial Statements (Cont.)

including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

For the current period ended June 30, 2006, each unaffiliated Trustee received an annual retainer of $15,000, plus $2,000 for each Board of Trustees quarterly meeting attended, $500 for each Board of Trustees committee meeting attended and $500 for each special board meeting attended, plus reimbursement of related expenses. In addition, each Committee Chair received an additional annual retainer of $500 and each Audit Committee Chair received an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2006 were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$3,924	$2,638	$224,692	$205,534

5.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	# of Contracts	Premium
Balance at 12/31/2005	0	$0
Sales	164	25
Closing Buys	0	0
Expirations	0	0
Exercised	0	0
Balance at 06/30/2006	164	$25

6.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2006		Year Ended 12/31/2005
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	3,851	$52,231	4,972	$67,244
Advisor Class	8	108	0	0
Issued as reinvestment of distributions
Administrative Class	304	4,103	500	6,752
Advisor Class	0	0	0	0
Cost of shares redeemed
Administrative Class	(1,423)	(19,006)	(618)	(8,259)
Advisor Class	(1)	(11)	0	0
Net increase resulting from Portfolio share transactions	2,739	$37,425	4,854	$65,737

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Administrative Class	5	93	*
Advisor Class	2	100

* One of the shareholders, Allianz Life Insurance Co. of North America, is an indirect wholly owned subsidiary of AGI and a related party to the Portfolio.

7.  FEDERAL INCOME TAX MATTERS

As of June 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 3,249	$ (3,279)	$ (30)

8.  REGULATORY AND LITIGATION MATTERS

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in

16	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

“market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the PIMCO Funds, the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees and employees of the PIMCO Funds, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds themselves against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the PIMCO Funds and Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Portfolios of the Trust. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the PIMCO Funds have been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

Certain Portfolios of the Trust were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain Portfolios of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders —including certain Portfolios of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Portfolios. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolios or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolios.

Semiannual Report	June 30, 2006	17

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Administrative

Semiannual Report June 30, 2006

PIMCO

PIMCO Variable Insurance Trust

Foreign Bond Portfolio (U.S. Dollar-Hedged)

A company of Allianz Global Investors

Share Class Administrative

Semiannual Report June 30, 2006

PIMCO Variable Insurance Trust

Foreign Bond Portfolio (U.S. Dollar-Hedged)

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust covering the six-month period ended June 30, 2006.

Highlights of the global bond markets during the six-month period included:

■	Most fixed-income sectors lost ground during the first half of 2006, as concern about accelerating inflation and central bank tightening pushed interest rates higher worldwide. The benchmark Lehman Brothers Aggregate Bond Index (which includes Treasury, Investment-Grade Corporate, and Residential Mortgage-Backed Securities) returned -0.72% for the first six months of the year. On June 30, the benchmark ten-year Treasury yielded 5.14%, 0.75% higher than at the start of the year. The U.S. yield curve remained flat as shorter-maturity yields rose by a comparable amount.

■	The Federal Reserve tightened four times during the reporting period, bringing the Federal Funds Rate to 5.25%. The increase near the end of the period was the Federal Reserve’s 17th consecutive rate hike since the start of its tightening cycle in 2004. The Federal Reserve was not alone, as central banks in Europe, India, and China tightened credit in unison for the first time since 2000. The Bank of Japan, whose zero-interest-rate policy has flooded global markets with liquidity, looked set to reverse this policy in the coming months.

In these pages please find a more complete Portfolio review as it relates to financial-market activities, as well as details about total-return investment performance for the six-month reporting period. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2006

Semiannual Report	June 30, 2006	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the Foreign Bond Portfolio (U.S. Dollar-Hedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, non-U.S. investment risk, currency risk, issuer non-diversification risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Examples would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2006 to June 30, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel or litigation expense).

Portfolio Benchmark

JPMorgan Government Bond Indices Global Ex-U.S. Index Hedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in such an unmanaged index.

Semiannual Report	June 30, 2006	3

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Cumulative Returns Through June 30, 2006

                     Foreign Bond Portfolio      JPMorgan GBI Global
                      (U.S. Dollar-Hedged)          ex-US Index
                      Administrative Class          Hedged in USD
                     ----------------------      -------------------
02/28/1999                   $10,000                  $10,000
03/31/1999                    10,069                   10,119
04/30/1999                    10,186                   10,248
05/31/1999                    10,075                   10,205
06/30/1999                     9,857                   10,047
07/31/1999                     9,787                   10,021
08/31/1999                     9,706                   10,039
09/30/1999                     9,693                   10,077
10/31/1999                     9,870                   10,102
11/30/1999                     9,868                   10,160
12/31/1999                     9,942                   10,191
01/31/2000                     9,964                   10,192
02/29/2000                     9,997                   10,267
03/31/2000                    10,119                   10,417
04/30/2000                    10,170                   10,473
05/31/2000                    10,210                   10,557
06/30/2000                    10,286                   10,608
07/31/2000                    10,351                   10,684
08/31/2000                    10,356                   10,686
09/30/2000                    10,392                   10,778
10/31/2000                    10,400                   10,865
11/30/2000                    10,570                   11,058
12/31/2000                    10,773                   11,180
01/31/2001                    10,919                   11,313
02/28/2001                    11,019                   11,410
03/31/2001                    11,146                   11,496
04/30/2001                    11,051                   11,418
05/31/2001                    11,115                   11,478
06/30/2001                    11,174                   11,541
07/31/2001                    11,322                   11,646
08/31/2001                    11,425                   11,744
09/30/2001                    11,433                   11,792
10/31/2001                    11,756                   12,008
11/30/2001                    11,649                   11,956
12/31/2001                    11,591                   11,857
01/31/2002                    11,671                   11,870
02/28/2002                    11,705                   11,881
03/31/2002                    11,672                   11,820
04/30/2002                    11,783                   11,916
05/31/2002                    11,776                   11,931
06/30/2002                    11,962                   12,085
07/31/2002                    12,045                   12,202
08/31/2002                    12,158                   12,349
09/30/2002                    12,285                   12,490
10/31/2002                    12,301                   12,484
11/30/2002                    12,376                   12,507
12/31/2002                    12,540                   12,687
01/31/2003                    12,699                   12,787
02/28/2003                    12,847                   12,875
03/31/2003                    12,774                   12,859
04/30/2003                    12,829                   12,888
05/31/2003                    13,003                   13,092
06/30/2003                    12,964                   13,024
07/31/2003                    12,800                   12,880
08/31/2003                    12,699                   12,787
09/30/2003                    12,816                   12,927
10/31/2003                    12,693                   12,807
11/30/2003                    12,684                   12,818
12/31/2003                    12,823                   12,938
01/31/2004                    12,864                   12,996
02/29/2004                    12,977                   13,120
03/31/2004                    13,003                   13,156
04/30/2004                    12,973                   13,053
05/31/2004                    12,955                   13,031
06/30/2004                    12,932                   13,014
07/31/2004                    12,978                   13,067
08/31/2004                    13,128                   13,251
09/30/2004                    13,174                   13,327
10/31/2004                    13,262                   13,412
11/30/2004                    13,454                   13,528
12/31/2004                    13,536                   13,612
01/31/2005                    13,649                   13,745
02/28/2005                    13,599                   13,679
03/31/2005                    13,715                   13,783
04/30/2005                    13,875                   13,957
05/31/2005                    13,969                   14,073
06/30/2005                    14,091                   14,225
07/31/2005                    14,053                   14,162
08/31/2005                    14,164                   14,277
09/30/2005                    14,145                   14,261
10/31/2005                    14,056                   14,188
11/30/2005                    14,090                   14,267
12/31/2005                    14,233                   14,374
01/31/2006                    14,200                   14,347
02/28/2006                    14,262                   14,380
03/31/2006                    14,149                   14,254
04/30/2006                    14,079                   14,173
05/31/2006                    14,144                   14,256
06/30/2006                    14,129                   14,250

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Country Allocation‡

Short-Term Instruments	28.7%
United States	27.4%
Germany	15.0%
Japan	9.9%
Spain	7.4%
United Kingdom	6.4%
Other	5.2%

‡	% of Total Investments as of June 30, 2006

Average Annual Total Return for the period ended June 30, 2006
	6 Months*	1 Year	5 Years	Since Inception (02/16/99)**
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) Administrative Class	-0.73%	0.26%	4.80%	4.77%
JPMorgan GBI Global ex-U.S. Index Hedged in USD	-0.86%	0.17%	4.31%	4.95%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** The Portfolio began operations on 02/16/99. Index comparisons began on 02/28/99.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/06)	$1,000.00	$1,000.00
Ending Account Value (06/30/06)	$992.70	$1,020.33
Expenses Paid During Period†	$4.45	$4.51

† Expenses are equal to the Portfolio’s Administrative Class annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for a description of the Portfolio’s benchmark and an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed-Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

»	An underweight to Euroland duration and a curve flattening bias added to returns as these yields rose on stronger than expected economic data and hawkish European Central Bank comments.

»	An overweight to U.S. duration and an emphasis on shorter maturities detracted from returns, as rates rose and the yield curve continued to flatten amid concern that the Federal Reserve would extend its tightening cycle.

»	An emphasis on mortgage-backed securities was positive for performance as mortgages outperformed like-duration Treasuries amidst declining volatility and heightened investor demand.

»	A focus on the short-to-intermediate portion of the U.K. curve was negative for returns as U.K. long-dated gilts outperformed on firmer demand for longer dated assets.

»	A long position in the Euro and the Yen versus the U.S. dollar was positive for returns as the Euro and the Yen appreciated on improving growth and expectations of monetary tightening.

4	PIMCO Variable Insurance Trust

Financial Highlights Foreign Bond Portfolio (U.S. Dollar-Hedged)

Selected Per Share Data for the Year or Period Ended:	06/30/2006+	12/31/2005	12/31/2004	12/31/2003		12/31/2002		12/31/2001

Administrative Class
Net asset value beginning of period	$ 10.34	$ 10.15	$ 10.03	$ 10.07		$ 9.69		$ 9.40
Net investment income (a)	0.17	0.28	0.23	0.26		0.36		0.42
Net realized/unrealized gain (loss) on investments (a)	(0.25)	0.24	0.33	(0.03)		0.42		0.28
Total income from investment operations	(0.08)	0.52	0.56	0.23		0.78		0.70
Dividends from net investment income	(0.15)	(0.25)	(0.21)	(0.27)		(0.36)		(0.41)
Distributions from net realized capital gains	0.00	(0.08)	(0.23)	0.00		(0.04)		0.00
Total distributions	(0.15)	(0.33)	(0.44)	(0.27)		(0.40)		(0.41)
Net asset value end of period	$ 10.11	$ 10.34	$ 10.15	$ 10.03		$ 10.07		$ 9.69
Total return	(0.73)%	5.15%	5.56%	2.26%		8.19%		7.59%
Net assets end of period (000s)	$ 54,250	$ 49,640	$ 38,141	$ 32,355		$ 16,776		$ 4,856
Ratio of expenses to average net assets	0.90%*	0.90%	0.90%	0.93	%(b)	0.93	%(b)(d)	0.90	%(c)
Ratio of net investment income to average net assets	3.44%*	2.70%	2.26%	2.53%		3.67%		4.43%
Portfolio turnover rate	193%	453%	515%	600%		321%		285%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Ratio of expense to average net assets excluding interest expense is 0.90%.

(c) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.91%.

(d) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.94%.

See Accompanying Notes	Semiannual Report	June 30, 2006	5

Statement of Assets and Liabilities Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Amounts in thousands, except per share amounts)	June 30, 2006 (Unaudited)

Assets:
Investments, at value	$58,481
Cash	5
Foreign currency, at value	656
Receivable for investments sold	4,472
Receivable for investments sold on delayed-delivery basis	2,557
Receivable for Portfolio shares sold	425
Interest and dividends receivable	554
Variation margin receivable	27
Swap premiums paid	871
Unrealized appreciation on forward foreign currency contracts	32
Unrealized appreciation on swap agreements	709
68,789

Liabilities:
Payable for investments purchased	$4,391
Payable for investments purchased on delayed-delivery basis	8,316
Payable for short sales	384
Payable for Portfolio shares redeemed	171
Written options outstanding	90
Accrued investment advisory fee	12
Accrued administration fee	23
Accrued servicing fee	6
Swap premiums received	644
Unrealized depreciation on forward foreign currency contracts	224
Unrealized depreciation on swap agreements	264
Other
14,525

Net Assets	$54,264

Net Assets Consist of:
Paid in capital	$54,016
Undistributed net investment income	600
Accumulated undistributed net realized (loss)	(964)
Net unrealized appreciation	612
$54,264

Net Assets:
Institutional Class	$14
Administrative Class	54,250

Shares Issued and Outstanding:
Institutional Class	1
Administrative Class	5,364

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$10.11
Administrative Class	10.11

Cost of Investments Owned	$58,111
Cost of Foreign Currency Held	$650
Proceeds Received on Short Sales	$387
Premiums Received on Written Options	$235

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Interest	$1,083
Dividends	21
Miscellaneous income	1
Total Income	1,105

Expenses:
Investment advisory fees	64
Administration fees	127
Servicing fees – Administrative Class	38
Total Expenses	229

Net Investment Income	876

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(234)
Net realized (loss) on futures contracts, options and swaps	(201)
Net realized (loss) on foreign currency transactions	(858)
Net change in unrealized (depreciation) on investments	(310)
Net change in unrealized appreciation on futures contracts, options and swaps	522
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(150)
Net (Loss)	(1,231)

Net (Decrease) in Net Assets Resulting from Operations	$(355)

See Accompanying Notes	Semiannual Report	June 30, 2006	7

Statements of Changes in Net Assets Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$876	$1,202
Net realized gain (loss)	(1,293)	2,973
Net change in unrealized appreciation (depreciation)	62	(1,986)
Net increase (decrease) resulting from operations	(355)	2,189

Distributions to Shareholders:
From net investment income
Institutional Class	0	0
Administrative Class	(777)	(1,087)
From net realized capital gains
Institutional Class	0	0
Administrative Class	0	(365)

Total Distributions	(777)	(1,452)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	0	0
Administrative Class	9,424	17,519
Issued as reinvestment of distributions
Institutional Class	0	0
Administrative Class	777	1,452
Cost of shares redeemed
Institutional Class	0	0
Administrative Class	(4,459)	(8,208)
Net increase resulting from Portfolio share transactions	5,742	10,763

Total Increase in Net Assets	4,610	11,500

Net Assets:
Beginning of period	49,654	38,154
End of period*	$54,264	$49,654

*Including undistributed net investment income of:	$600	$501

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Foreign Bond Portfolio (U.S. Dollar-Hedged)	June 30, 2006 (Unaudited)

PRINCIPAL
AMOUNT	VALUE
(000S)	(000S)

AUSTRALIA 0.0%
Medallion Trust
5.275% due 07/12/2031		$14	$14

Total Australia (Cost $14)			14

AUSTRIA (j) 1.0%
Austria Government Bond
5.250% due 01/04/2011	EUR	300	406
3.800% due 10/20/2013		100	127

Total Austria (Cost $441)			533

CAYMAN ISLANDS 0.8%
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		$200	193

Vita Capital Ltd.
6.340% due 01/01/2007		250	251

Total Cayman Islands (Cost $450)			444

DENMARK 0.0% (j)
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	67	12

Total Denmark (Cost $7)			12

FRANCE 1.8% (j)
France Government Bond
4.000% due 10/25/2009	EUR	30	39
5.500% due 04/25/2010		110	149
5.750% due 10/25/2032		500	779

Total France (Cost $961)			967

GERMANY (j) 16.2%
Amadeus Global Travel Distribution S.A.
5.549% due 04/08/2013	EUR	50	65
6.049% due 04/08/2014		50	65

Haus Ltd.
3.169% due 12/14/2037		48	57

Landesbank Baden-Wurttemberg
5.500% due 04/02/2007		30	39

Republic of Germany
4.500% due 07/04/2009		10	13
5.250% due 07/04/2010		1,400	1,886
5.250% due 01/04/2011		300	406
6.250% due 01/04/2024		600	955
6.500% due 07/04/2027		590	981
5.625% due 01/04/2028		2,650	3,999
4.750% due 07/04/2028		30	41
5.500% due 01/04/2031		100	150
4.750% due 07/04/2034		100	137

Total Germany (Cost $7,989)			8,794

ITALY (j) 1.7%
Italy Buoni Poliennali Del Tesoro
4.500% due 05/01/2009	EUR	360	470
4.250% due 11/01/2009		60	78
5.500% due 11/01/2010		110	150

Seashell Securities PLC
3.079% due 10/25/2028		100	126

Telecom Italia SpA
5.625% due 02/01/2007		70	91

Total Italy (Cost $864)			915

JAPAN (j) 10.7%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	100	123

Japan Finance Corp. for Municipal Enterprises
5.875% due 03/14/2011		$80	81

Japan Government Bond
0.700% due 09/20/2008	JPY	10,000	87
1.500% due 03/20/2014		90,000	772
1.600% due 06/20/2014		240,000	2,068
1.600% due 09/20/2014		60,000	516
2.300% due 05/20/2030		10,000	85
2.400% due 03/20/2034		20,000	172
2.300% due 06/20/2035		70,000	585
2.500% due 09/20/2035		140,000	1,221

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		$100	93

Total Japan (Cost $6,197)			5,803

SPAIN (j) 8.0%
Santander U.S. Debt S.A. Unipersonal
5.220% due 02/06/2009		$200	200

Spain Government Bond
5.150% due 07/30/2009	EUR	1,210	1,611
4.000% due 01/31/2010		100	129
4.400% due 01/31/2015		1,800	2,361

Total Spain (Cost $4,081)			4,301

UNITED KINGDOM (j) 6.9%
Lloyds TSB Bank PLC
5.625% due 07/15/2049	EUR	40	53
5.438% due 11/29/2049		$100	89

United Kingdom Gilt
5.000% due 03/07/2008	GBP	100	186
4.750% due 06/07/2010		600	1,108
5.000% due 03/07/2012		500	936
4.750% due 09/07/2015		700	1,297

Vodafone Group PLC
5.560% due 06/29/2007		$100	100

Total United Kingdom (Cost $3,736)			3,769

UNITED STATES (j) 29.5%

ASSET-BACKED SECURITIES 3.1%
AAA Trust
5.422% due 04/25/2035		$26	26

Amortizing Residential Collateral Trust
5.672% due 10/25/2031		4	4
5.612% due 07/25/2032		1	1

Amresco Residential Securities Mortgage Loan Trust
6.262% due 06/25/2029		2	2

Argent Securities, Inc.
5.442% due 02/25/2036		192	192

Capital One Auto Finance Trust
5.117% due 05/15/2007		82	82

Centex Home Equity
5.372% due 06/25/2036		194	194

CS First Boston Mortgage Securities Corp.
5.632% due 01/25/2032		3	3

First Alliance Mortgage Loan Trust
5.497% due 12/20/2027		3	3

First Franklin Mortgage Loan Asset-Backed Certificates
5.731% due 02/25/2034		9	9

GSR Mortgage Loan Trust
5.422% due 12/25/2030		$148	$148

IXIS Real Estate Capital Trust
5.382% due 08/25/2036		97	97

Morgan Stanley Home Equity Loans
5.392% due 02/25/2036		267	267

Novastar Home Equity Loan
5.597% due 04/25/2028		5	5

Quest Trust
5.882% due 06/25/2034		31	31

Residential Asset Mortgage Products, Inc.
5.662% due 09/25/2033		1	1
5.402% due 10/25/2036		180	181

Residential Asset Securities Corp.
5.592% due 04/25/2032		10	10
5.572% due 07/25/2032		14	14

SACO I, Inc.
5.382% due 05/25/2036		88	88

Securitized Asset-Backed Receivables LLC Trust
5.382% due 03/25/2036		180	180

SLM Student Loan Trust
5.120% due 07/25/2013		57	57
5.110% due 01/26/2015		79	79

Soundview Home Equity Loan Trust
5.492% due 04/25/2035		25	25

Structured Asset Securities Corp.
5.371% due 01/25/2033		4	4

			1,703

CORPORATE BONDS & NOTES 4.6%
Bear Stearns Cos., Inc.
5.356% due 01/31/2011		200	200

Charter One Bank N.A.
5.157% due 04/24/2009		250	250

CIT Group, Inc.
5.259% due 02/21/2008		100	100

Citigroup, Inc.
5.520% due 12/26/2008		100	100

CMS Energy Corp.
8.900% due 07/15/2008		100	104
7.500% due 01/15/2009		100	102

ConocoPhillips Australia Funding Co.
5.128% due 04/09/2009		200	200

HSBC Finance Corp.
5.500% due 01/19/2016		200	191

JP Morgan & Co., Inc.
8.019% due 02/15/2012		10	10

KFW International Finance, Inc.
1.750% due 03/23/2010	JPY	11,000	98

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		$100	105

Morgan Stanley
5.276% due 02/09/2009		200	200

Oracle Corp. & Ozark Holding, Inc.
5.280% due 01/13/2009		100	100

SB Treasury Co. LLC
9.400% due 12/29/2049		100	106

Toyota Motor Credit Corp.
5.140% due 10/12/2007		100	100

Unicredito Italiano
5.231% due 12/03/2007		100	100
5.307% due 12/13/2007		100	100

See Accompanying Notes	Semiannual Report	June 30, 2006	9

Schedule of Investments Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

PRINCIPAL
AMOUNT	VALUE
(000S)	(000S)

US Bancorp
5.371% due 04/28/2009	$100	$100

Wachovia Bank N.A.
5.489% due 03/23/2009	250	250

		2,516

MORTGAGE-BACKED SECURITIES 7.3%
Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	250	244

Banc of America Mortgage Securities
5.000% due 05/25/2034	204	199

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	100	106

Countrywide Alternative Loan Trust
5.291% due 02/25/2036	288	288
5.602% due 02/25/2036	194	195

Countrywide Home Loan Mortgage Pass-Through Trust
5.652% due 02/25/2035	54	55
5.642% due 03/25/2035	397	398
5.552% due 05/25/2035	201	200

CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	11	11
5.872% due 08/25/2033	13	13

CSAB Mortgage-Backed Trust
5.423% due 06/25/2036	94	94

First Horizon Asset Securities, Inc.
6.250% due 08/25/2017	90	89

GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035	93	94

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	131	129

Indymac Index Mortgage Loan Trust
5.402% due 06/25/2046	194	194

Mellon Residential Funding Corp.
5.639% due 12/15/2030	62	62

MLCC Mortgage Investors, Inc.
5.579% due 03/15/2025	23	23

Residential Accredit Loans, Inc.
5.532% due 03/25/2046	299	299

Sequoia Mortgage Trust
5.567% due 08/20/2032	30	30

Structured Asset Mortgage Investments, Inc.
5.542% due 09/19/2032	41	41
5.582% due 09/19/2032	26	26
5.602% due 03/19/2034	52	52
5.542% due 09/25/2035	300	300

Washington Mutual, Inc.
5.592% due 12/25/2027	95	95
5.121% due 10/25/2032	5	5
5.009% due 02/27/2034	32	32
5.632% due 12/25/2044	59	59
5.552% due 04/25/2045	65	65
5.123% due 06/25/2046	198	198

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	288	285
5.240% due 05/25/2036	92	91

		3,972

MUNICIPAL BONDS & NOTES 0.4%
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	100	102

Lower Colorado River, Texas Authority Revenue Notes, (FSA Insured), Series 2003
5.000% due 05/15/2023	$100	$102

		204

	SHARES
PREFERRED STOCK 1.3%
DG Funding Trust
7.210% due 12/31/2049	65	686

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 8.2%
Fannie Mae
4.192% due 11/01/2034	$414	406
4.681% due 02/25/2036	100	97
4.964% due 12/01/2034	59	58
5.000% due 09/01/2018 - 07/13/2036 (c)	629	591
5.211% due 10/01/2044	193	194
5.442% due 03/25/2034	64	64
5.472% due 08/25/2034	60	60
5.500% due 11/01/2016 - 02/01/2035 (c)	1,996	1,929
5.672% due 09/25/2042	100	101
6.000% due 07/25/2044	64	64

Freddie Mac
5.211% due 10/25/2044	193	195
6.103% due 02/01/2029	34	35
6.530% due 11/26/2012	300	302

Government National Mortgage Association
4.375% due 04/20/2028 - 06/20/2030 (c)	32	32

Tennessee Valley Authority
4.875% due 12/15/2016	300	300

		4,428

U.S. TREASURY OBLIGATIONS 4.6%
Treasury Inflation Protected Securities (b)
2.000% due 07/15/2014	321	309
3.625% due 04/15/2028	125	148

U.S. Treasury Bond
8.875% due 02/15/2019	100	133
8.125% due 08/15/2019	300	380
7.875% due 02/15/2021	200	252
8.125% due 05/15/2021	400	515
6.250% due 08/15/2023	200	221

U.S. Treasury Note
4.625% due 02/29/2008	400	396
4.250% due 08/15/2013	100	95

U.S. Treasury Strip
0.000% due 11/15/2021 (a)	100	44

		2,493

Total United States (Cost $16,317)		16,002

	NOTIONAL AMOUNT (000S)
PURCHASED CALL OPTIONS 0.2%
1-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 5.190% Exp. 05/09/2007	$61,400	62

2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 10/18/2006	2,300	0

Strike @ 4.750% Exp. 08/07/2006	$4,700	$0
Strike @ 5.080% Exp. 04/19/2007	4,600	7
Strike @ 5.150% Exp. 05/08/2007	4,700	9
Strike @ 5.130% Exp. 10/25/2006	2,300	1
Strike @ 5.200% Exp. 05/09/2007	3,300	7

30-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 5.750% Exp. 04/27/2009	200	12

U.S. dollar versus Japanese Yen (OTC)
Strike @ JPY117.000 Exp. 12/11/2006	370	3

	# OF CONTRACTS
U.S. Treasury 30-Year Bond September Futures (CBOT)
Strike @ $108.000 Exp. 08/25/2006	9	5

Total Purchased Call Options (Cost $224)		106

	NOTIONAL AMOUNT (000S)
PURCHASED PUT OPTIONS 0.0%
30-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 6.250% Exp. 04/27/2009	$200	8

	# OF CONTRACTS
U.S. Treasury 30-Year Bond September Futures (CBOT)
Strike @ $103.000 Exp. 08/25/2006	9	2

Total Purchased Put Options (Cost $20)		10

	NOTIONAL AMOUNT (000S)
PURCHASED STRADDLE OPTIONS 0.0%
Call & Put - OTC U.S. dollar versus Japanese Yen Forward Delta Neutral Straddle
Strike @ $0.000 (f) Exp. 08/23/2007	$5,000	3

Total Purchased Straddle Options (Cost $0)		3

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 31.0%

CERTIFICATES OF DEPOSIT 0.6%
Countrywide Bank N.A.
5.209% due 09/15/2006	$300	300

COMMERCIAL PAPER 29.0%
Abbey National N.A. LLC
5.100% due 07/05/2006	1,400	1,400

Danske Corp.
5.280% due 07/17/2006	800	798
4.955% due 07/20/2006	800	798

Dexia Delaware LLC
5.275% due 07/05/2006	1,400	1,400

DnB NORBank ASA
4.990% due 08/18/2006	1,400	1,391

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2006 (Unaudited)

PRINCIPAL
AMOUNT	VALUE
(000S)	(000S)

Fannie Mae
4.958% due 09/13/2006	$400	$395

HBOS Treasury Services PLC
4.940% due 07/13/2006	900	899
5.100% due 08/25/2006	600	595

Nordea N.A., Inc.
5.090% due 08/24/2006	300	298
5.180% due 09/08/2006	900	890

Societe Generale N.A.
5.260% due 07/05/2006	600	600
4.985% due 08/22/2006	1,000	993

Spintab AB
5.120% due 08/01/2006	800	797

Svenska Handelsbanken, Inc.
4.890% due 07/06/2006	1,400	1,399

Time Warner Telecom, Inc.
5.240% due 09/19/2006	100	99

Total Captial S.A.
5.270% due 07/03/2006	400	400

UBS Finance Delaware LLC
4.930% due 07/10/2006	600	599
5.225% due 08/08/2006	1,000	995

Westpac Trust Securities NZ Ltd.
4.960% due 07/20/2006	$1,000	$998

		15,744

REPURCHASE AGREEMENT 0.8%
State Street Bank
4.900% due 07/03/2006	413	413

(Dated 06/30/2006. Collateralized by Freddie Mac 2.750% due 02/09/2007 valued at $423. Repurchase proceeds are $413.)

U.S. TREASURY BILLS 0.6%
4.794% due 08/31/2006 -09/14/2006 (c)(e)	355	351

Total Short-Term Instruments (Cost $16,810)		16,808

Total Investments (d) 107.8% (Cost $58,111)		$58,481

Written Options (h) (0.2%) (Premiums $235)		(90)

Other Assets and Liabilities (Net) (7.6%)		(4,127)

Net Assets 100.0%		$54,264

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Principal only security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) As of June 30, 2006, portfolio securities with an aggregate market value of $681 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(e) Securities with an aggregate market value of $351 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar June Futures	Long	06/2007	40	$(26)
Euro-Bobl 5-Year Note September Futures	Long	09/2006	2	(1)
Euro-Bund 10-Year Note September Futures	Long	09/2006	53	(40)
Japan Government 10-Year Note September Futures	Long	09/2006	13	(9)
U.S. Treasury 5-Year Note September Futures	Long	09/2006	17	(11)
U.S. Treasury 10-Year Note September Futures	Long	09/2006	19	(13)
U.S. Treasury 30-Year Bond September Futures	Long	09/2006	3	(2)

				$(102)

(f) Exercise price and premium determined on a future date, based upon implied volatility parameters.

(g) Swap agreements outstanding on June 30, 2006:

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	06/15/2010	AUD	700	$(8)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		400	7
Deutsche Bank AG	6-month Australian Bank Bill	Pay	6.000%	12/15/2011		500	(2)
Deutsche Bank AG	6-month Australian Bank Bill	Receive	6.000%	12/15/2016		300	2
HSBC Bank USA	6-month Australian Bank Bill	Pay	6.000%	12/15/2011		300	(1)
HSBC Bank USA	6-month Australian Bank Bill	Receive	6.000%	12/15/2016		200	1
UBS Warburg LLC	6-month Australian Bank Bill	Pay	6.000%	06/15/2010		2,700	(41)
UBS Warburg LLC	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		1,500	34
Bank of America	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014	CAD	500	6
Royal Bank of Canada	3-month Canadian Bank Bill	Receive	5.000%	06/15/2015		200	2

See Accompanying Notes	Semiannual Report	June 30, 2006	11

Schedule of Investments    Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
BNP Paribas Bank	6-month EUR-LIBOR	Pay	6.000%	06/18/2034	EUR	100	$1
Citibank N.A.	6-month EUR-LIBOR	Receive	5.000%	06/17/2012		200	11
Citibank N.A.	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		1,280	85
Citibank N.A.	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		100	6
Citibank N.A.	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		100	(10)
Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.000%	12/15/2011		200	0
Goldman Sachs & Co.	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		200	(2)
Goldman Sachs & Co.	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		600	(1)
HSBC Bank USA	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		200	6
J.P. Morgan Chase & Co.	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		200	(8)
J.P. Morgan Chase & Co.	6-month EUR-LIBOR	Receive	5.000%	06/17/2012		100	5
Lehman Brothers, Inc.	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		400	27
Merrill Lynch & Co., Inc.	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		2,600	171
Morgan Stanley Dean Witter & Co.	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		100	(4)
Morgan Stanley Dean Witter & Co.	6-month EUR-LIBOR	Receive	4.000%	12/15/2011		2,000	15
Morgan Stanley Dean Witter & Co.	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		300	18
Morgan Stanley Dean Witter & Co.	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		400	44
Morgan Stanley Dean Witter & Co.	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		1,100	(4)
UBS Warburg LLC	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		200	(9)
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	2,800	(67)
Barclays Bank PLC	6-month GBP-LIBOR	Receive	5.000%	09/15/2015		500	4
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/18/2034		200	(4)
Deutsche Bank AG	6-month GBP-LIBOR	Pay	5.000%	06/15/2009		1,800	2
Deutsche Bank AG	6-month GBP-LIBOR	Receive	5.000%	09/15/2015		300	10
Deutsche Bank AG	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		100	8
Goldman Sachs & Co.	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		600	11
HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		1,400	(34)
Merrill Lynch & Co., Inc.	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		1,000	(24)
Morgan Stanley Dean Witter & Co.	6-month GBP-LIBOR	Pay	5.000%	09/15/2015		300	(1)
Goldman Sachs & Co.	3-month HKD-HIBOR	Receive	4.235%	12/17/2008	HKD	7,100	16
Barclays Bank PLC	6-month JPY-LIBOR	Receive	2.000%	12/15/2015	JPY	30,000	3
Deutsche Bank AG	6-month JPY-LIBOR	Pay	1.000%	03/18/2008		100,000	0
Deutsche Bank AG	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		50,000	4
Goldman Sachs & Co.	6-month JPY-LIBOR	Pay	1.000%	03/18/2008		400,000	(2)
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	2.020%	05/18/2010		17,000	(4)
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	1.300%	09/21/2011		40,000	5
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		350,000	19
Merrill Lynch & Co., Inc.	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		50,000	4
Morgan Stanley Dean Witter & Co.	6-month JPY-LIBOR	Receive	2.000%	12/20/2013		130,000	14
Morgan Stanley Dean Witter & Co.	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		420,000	29
UBS Warburg LLC	6-month JPY-LIBOR	Receive	0.800%	03/20/2012		50,000	4
UBS Warburg LLC	6-month JPY-LIBOR	Receive	2.000%	12/20/2013		190,000	28
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/20/2016		$200	2
Bank of America	3-month USD-LIBOR	Pay	5.000%	12/20/2036		500	(5)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		1,200	15
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		400	(1)
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		100	1
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		500	(4)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		4,700	55
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		800	10
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		500	(5)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		1,900	23
Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		2,600	(23)

							$444

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.410%	06/20/2007	$100	$0
UBS Warburg LLC	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Receive	5.000%	12/20/2026	900	1

						$1

+ If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2006 (Unaudited)

(h) Written options outstanding on June 30, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$ 106.000	08/25/2006	15	$9	$4
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	15	5	2

				$14	$6

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006	$2,000	$16	$0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	1,000	4	1
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006	1,000	10	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007	2,000	16	9
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.280%	05/08/2007	2,000	18	11
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007	13,700	127	82
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007	1,400	13	8

							$204	$111

Straddle Options
Description		Counterparty		Exercise Price*	Expiration Date	Notional Amount	Premium*	Value
Call & Put - OTC U.S. dollar versus Japanese Yen Forward Delta Neutral Straddle		Goldman Sachs & Co.		$ 0.000	08/23/2007	$4,600	$17	$(27)

* Exercise price and final premium determined on a future date, based upon implied volatility parameters.

(i) Short sales outstanding on June 30, 2006:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	07/13/2036	$400	$387	$384

See Accompanying Notes	Semiannual Report	June 30, 2006	13

Schedule of Investments  Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

(j) Forward foreign currency contracts outstanding on June 30, 2006:
Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	30	07/2006	$1	$0	$1
Sell		30	07/2006	0	0	0
Buy		31	08/2006	1	0	1
Buy		30	09/2006	0	0	0
Buy	CLP	4,000	07/2006	0	0	0
Sell		4,000	07/2006	0	0	0
Buy		6,033	08/2006	0	0	0
Buy		4,000	09/2006	0	0	0
Buy	CNY	3,712	05/2007	0	(5)	(5)
Sell	DKK	178	09/2006	0	0	0
Buy	EUR	21	07/2006	0	0	0
Sell		8,583	07/2006	0	(198)	(198)
Buy	GBP	60	07/2006	1	0	1
Sell		1,817	07/2006	0	(13)	(13)
Buy	HKD	475	07/2006	0	0	0
Sell		475	07/2006	0	0	0
Buy		475	09/2006	0	0	0
Buy	JPY	12,529	07/2006	0	0	0
Sell		507,968	07/2006	25	0	25
Buy		3,912	08/2006	0	0	0
Buy	KRW	13,000	07/2006	0	0	0
Sell		13,000	07/2006	0	0	0
Buy		98,732	08/2006	2	0	2
Buy		41,181	09/2006	1	0	1
Buy	MXN	277	08/2006	0	(2)	(2)
Buy		68	09/2006	0	0	0
Buy	NZD	29	08/2006	0	0	0
Buy	PEN	51	08/2006	0	0	0
Sell		51	08/2006	0	0	0
Buy	PLN	34	08/2006	0	(1)	(1)
Buy		15	09/2006	0	0	0
Buy		32	11/2006	0	0	0
Buy	RUB	201	07/2006	0	0	0
Sell		200	07/2006	0	0	0
Buy		457	08/2006	1	0	1
Buy		200	09/2006	0	0	0
Buy	SGD	11	07/2006	0	0	0
Sell		11	07/2006	0	0	0
Buy		165	08/2006	0	(1)	(1)
Buy		11	09/2006	0	0	0
Buy	SKK	478	08/2006	0	0	0
Buy		362	09/2006	0	0	0
Buy	TWD	3,537	08/2006	0	(3)	(3)
Buy	ZAR	70	08/2006	0	(1)	(1)

				$32	$(224)	$(192)

14	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	June 30, 2006 (Unaudited)

1.  ORGANIZATION

The Foreign Bond Portfolio U.S. Dollar-Hedged (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented in these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events. When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income.  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related or asset-backed securities are recorded as components of interest income in the Statement of Operations.

Dividends and Distributions to Shareholders.  Dividends from net investment income, if any, are declared on each day the Portfolio is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year. Most shareholders choose to reinvest their dividends and capital gain distribution in additional shares of the Portfolio.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in the Portfolio’s annual financial statements presented under GAAP.

Semiannual Report	June 30, 2006	15

Notes to Financial Statements (Cont.)

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations.  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Loan Participations and Assignments.  The Portfolio may invest in direct debt instruments which are interests in amounts owned by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the end of the period, the Portfolio had no unfunded loan commitments.

Delayed-Delivery Transactions.  The Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Federal Income Taxes.  The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency.  The accounting records of the Portfolio are maintained in U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollar based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	NZD	New Zealand Dollar
CLP	Chilean Peso	PEN	Peruvian New Sol
CNY	Chinese Yuan Renminbi	PLN	Polish Zloty
DKK	Danish Krone	RUB	Russian Ruble
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	SKK	Slovakian Koruna
HKD	Hong Kong Dollar	TWD	Taiwan Dollar
JPY	Japanese Yen	ZAR	South African Rand

Forward Currency Transactions.  The Portfolio may enter into forward currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts.  The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Inflation-Indexed Bonds.  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an

16	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Options Contracts.  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Certain options may be written with premiums to determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements.  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Mortgage-Related and Other Asset-Backed Securities.  The Portfolio may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs are included in interest income in the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income in the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Swap Agreements.  The Portfolio may engage in swap transactions, including, but not limited to, swap agreements on interest rate and credit default to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of a credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for federal income tax purposes is uncertain. Were the Internal Revenue Service in take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for federal income tax purposes, payments received by the Portfolio from such investments might be subject to income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements

Semiannual Report	June 30, 2006	17

Notes to Financial Statements (Cont.)

of credit, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

U.S. Government Agencies or Government-Sponsored Enterprises.  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

Guarantees and Indemnifications.  Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

New Accounting Policies.  In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the application of the Interpretation to the Portfolio and will provide additional information in relation to the Interpretation in the Portfolio’s annual financial statements for the year ending December 31, 2006.

3.  FEES, EXPENSES, AND RELATED PARTY TRANSACTIONS

Investment Advisory Fee.  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee.  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee is charged at the annual rate of 0.50%.

Distribution and Servicing Fees.  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

For the current period ended June 30, 2006, each unaffiliated Trustee received an annual retainer of $15,000, plus $2,000 for each Board of Trustees quarterly meeting attended, $500 for each Board of Trustees committee meeting attended and $500 for each special board meeting attended, plus reimbursement of related expenses. In addition, each Committee Chair received an additional annual retainer of $500 and each Audit Committee Chair received an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2006 were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$44,576	$56,423	$42,889	$35,879

18	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

5.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	# of Contracts	Notional Amount in $	Premium
Balance at 12/31/2005	64	$7,000	$68
Sales	102	26,600	251
Closing Buys	0	(5,800)	(49)
Expirations	(123)	(100)	(32)
Exercised	(13)	0	(3)
Balance at 06/30/2006	30	$27,700	$235

6.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2006		Year Ended 12/31/2005
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	0	$0	0	$0
Administrative Class	925	9,424	1,697	17,519
Issued as reinvestment of distributions
Institutional Class	0	0	0	0
Administrative Class	76	777	140	1,452
Cost of shares redeemed
Institutional Class	0	0	0	0
Administrative Class	(437)	(4,459)	(793)	(8,208)
Net increase resulting from Portfolio share transactions	564	$5,742	1,044	$10,763

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	100
Administrative Class	4	91

7.  FEDERAL INCOME TAX MATTERS

As of June 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 1,351	$ (981)	$ 370

8.  REGULATORY AND LITIGATION MATTERS

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the PIMCO Funds, the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees and employees of the PIMCO Funds, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds themselves against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the PIMCO Funds Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the

Semiannual Report	June 30, 2006	19

Notes to Financial Statements (Cont.)

Portfolios of the Trust. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the PIMCO Funds have been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

Certain Portfolios of the Trust were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain Portfolios of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain Portfolios of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Portfolios. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolios or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolios.

20	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Administrative

Semiannual Report June 30, 2006

PIMCO

PIMCO Variable Insurance Trust

Global Bond Portfolio (Unhedged)

A company of Allianz Global Investors

Share Class Administrative

Semiannual Report June 30, 2006

PIMCO Variable Insurance Trust

Global Bond Portfolio (Unhedged)

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust covering the six-month period ended June 30, 2006.

Highlights of the global bond markets during the six-month period included:

■	Most fixed-income sectors lost ground during the first half of 2006, as concern about accelerating inflation and central bank tightening pushed interest rates higher worldwide. The benchmark Lehman Brothers Aggregate Bond Index (which includes Treasury, Investment-Grade Corporate, and Residential Mortgage-Backed Securities) returned -0.72% for the first six months of the year. On June 30, the benchmark ten-year Treasury yielded 5.14%, 0.75% higher than at the start of the year. The U.S. yield curve remained flat as shorter-maturity yields rose by a comparable amount.

■	The Federal Reserve tightened four times during the reporting period, bringing the Federal Funds Rate to 5.25%. The increase near the end of the period was the Federal Reserve’s 17th consecutive rate hike since the start of its tightening cycle in 2004. The Federal Reserve was not alone, as central banks in Europe, India, and China tightened credit in unison for the first time since 2000. The Bank of Japan, whose zero-interest-rate policy has flooded global markets with liquidity, looked set to reverse this policy in the coming months.

In these pages please find a more complete Portfolio review as it relates to financial-market activities, as well as details about total-return investment performance for the six-month reporting period. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2006

Semiannual Report	June 30, 2006	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the Global Bond Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, non-U.S. investment risk, currency risk, issuer non-diversification risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Examples would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2006 to June 30, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel or litigation expense).

Portfolio Benchmark

JPMorgan Global Bond Indices Global FX NY Index Unhedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. It is not possible to invest directly in such an unmanaged index.

Semiannual Report	June 30, 2006	3

PIMCO Global Bond Portfolio (Unhedged)

Cumulative Returns Through June 30, 2006

                    Global Bond Portfolio           JPMorgan GBI
                 (Unhedged) Administrative      Global FX NY Index
                           Class                  Unhedged in USD
                 --------------------------       ---------------
01/31/2002                $10,000                     $10,000
02/28/2002                  9,978                      10,053
03/31/2002                  9,907                      10,009
04/30/2002                 10,267                      10,364
05/31/2002                 10,566                      10,646
06/30/2002                 11,031                      11,143
07/31/2002                 11,146                      11,266
08/31/2002                 11,291                      11,472
09/30/2002                 11,474                      11,607
10/31/2002                 11,450                      11,558
11/30/2002                 11,470                      11,562
12/31/2002                 12,016                      12,131
01/31/2003                 12,222                      12,289
02/28/2003                 12,422                      12,466
03/31/2003                 12,400                      12,497
04/30/2003                 12,566                      12,647
05/31/2003                 13,094                      13,196
06/30/2003                 12,895                      12,988
07/31/2003                 12,441                      12,582
08/31/2003                 12,401                      12,519
09/30/2003                 13,121                      13,227
10/31/2003                 13,033                      13,157
11/30/2003                 13,222                      13,366
12/31/2003                 13,749                      13,891
01/31/2004                 13,785                      13,936
02/29/2004                 13,810                      13,968
03/31/2004                 14,013                      14,165
04/30/2004                 13,461                      13,557
05/31/2004                 13,543                      13,653
06/30/2004                 13,603                      13,683
07/31/2004                 13,517                      13,598
08/31/2004                 13,847                      13,952
09/30/2004                 14,005                      14,129
10/31/2004                 14,445                      14,568
11/30/2004                 14,950                      15,007
12/31/2004                 15,207                      15,262
01/31/2005                 14,974                      15,064
02/28/2005                 14,981                      15,049
03/31/2005                 14,834                      14,865
04/30/2005                 15,046                      15,107
05/31/2005                 14,721                      14,782
06/30/2005                 14,650                      14,716
07/31/2005                 14,497                      14,541
08/31/2005                 14,808                      14,869
09/30/2005                 14,449                      14,517
10/31/2005                 14,194                      14,285
11/30/2005                 13,984                      14,115
12/31/2005                 14,201                      14,294
01/31/2006                 14,344                      14,448
02/28/2006                 14,318                      14,388
03/31/2006                 14,165                      14,228
04/30/2006                 14,486                      14,545
05/31/2006                 14,647                      14,749
06/30/2006                 14,521                      14,632

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Country Allocation‡

United States	36.3%
Short-Term Instruments	21.7%
United Kingdom	12.4%
Japan	10.3%
Germany	9.7%
Spain	5.5%
Other	4.1%

‡	% of Total Investments as of June 30, 2006

Average Annual Total Return for the period ended June 30, 2006
	6 Months*	1 Year	Since Inception (01/10/02)**
PIMCO Global Bond Portfolio (Unhedged) Administrative Class	2.26%	-0.88%	8.74%
JPMorgan GBI Global FX NY Index Unhedged in USD	2.37%	-0.57%	8.45%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** The Portfolio began operations on 01/10/02. Index comparisons began on 12/31/01.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/06)	$1,000.00	$1,000.00
Ending Account Value (06/30/06)	$1,022.60	$1,020.33
Expenses Paid During Period†	$4.51	$4.51

† Expenses are equal to the Portfolio’s Administrative Class annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for a description of the Portfolio’s benchmark and an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO Global Bond Portfolio (Unhedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed-Income Instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

»	An underweight to Euroland duration and a curve flattening bias added to returns as these yields rose on stronger than expected economic data and hawkish European Central Bank comments.

»	An overweight to U.S. duration and an emphasis on shorter maturities detracted from returns, as rates rose and the yield curve continued to flatten amid concern that the Federal Reserve would extend its tightening cycle.

»	An emphasis on mortgage-backed securities was positive for performance as mortgages outperformed like-duration Treasuries amidst declining volatility and heightened investor demand.

»	A focus on the short-to-intermediate portion of the U.K. curve was negative for returns as U.K. long-dated gilts outperformed on firmer demand for longer dated assets.

»	A long position in the Euro and the Yen versus the U.S. dollar was positive for returns as the Euro and the Yen appreciated on improving growth and expectations of monetary tightening.

4	PIMCO Variable Insurance Trust

Financial Highlights Global Bond Portfolio (Unhedged)

Selected Per Share Data for the Year or Period Ended:	06/30/2006+	12/31/2005	12/31/2004	12/31/2003		1/10/2002- 12/31/2002

Administrative Class
Net asset value beginning of period	$11.91	$13.27	$13.03	$11.69		$10.00
Net investment income (a)	0.20	0.35	0.26	0.25		0.28
Net realized/unrealized gain (loss) on investments (a)	0.07	(1.22)	1.08	1.42		1.73
Total income (loss) from investment operations	0.27	(0.87)	1.34	1.67		2.01
Dividends from net investment income	(0.19)	(0.32)	(0.24)	(0.25)		(0.27)
Distributions from net realized capital gains	0.00	(0.17)	(0.86)	(0.08)		(0.05)
Total distributions	(0.19)	(0.49)	(1.10)	(0.33)		(0.32)
Net asset value end of period	$11.99	$11.91	$13.27	$13.03		$11.69
Total return	2.26%	(6.61)%	10.60%	14.43%		20.35%
Net assets end of period (000s)	$137,787	$94,214	$41,695	$29,415		$20,456
Ratio of expenses to average net assets	0.90%*	0.90%	0.90%	0.92	%(c)	0.90	%*(b)
Ratio of net investment income to average net assets	3.46%*	2.82%	2.03%	2.03%		2.65	%*
Portfolio turnover rate	152%	320%	319%	592%		581%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.01%.

(c) Ratio of expenses to average net assets excluding interest expense is 0.90%.

See Accompanying Notes	Semiannual Report	June 30, 2006	5

Statement of Assets and Liabilities Global Bond Portfolio (Unhedged)

(Amounts in thousands, except per share amounts)	June 30, 2006 (Unaudited)

Assets:
Investments, at value	$146,967
Cash	934
Foreign currency, at value	1,620
Receivable for investments sold	5,205
Receivable for investments sold on delayed-delivery basis	403
Receivable for Portfolio shares sold	500
Interest and dividends receivable	1,334
Variation margin receivable	91
Swap premiums paid	1,781
Unrealized appreciation on forward foreign currency contracts	599
Unrealized appreciation on swap agreements	1,258
160,692

Liabilities:
Payable for investments purchased	$18,639
Payable for investments purchased on delayed-delivery basis	995
Payable for short sales	401
Payable for Portfolio shares redeemed	34
Written options outstanding	358
Accrued investment advisory fee	30
Accrued administration fee	60
Accrued servicing fee	19
Swap premiums received	1,465
Unrealized depreciation on forward foreign currency contracts	370
Unrealized depreciation on swap agreements	524
22,895

Net Assets	$137,797

Net Assets Consist of:
Paid in capital	$138,099
(Overdistributed) net investment income	(1,174)
Accumulated undistributed net realized gain	514
Net unrealized appreciation	358
$137,797

Net Assets:
Institutional Class	$10
Administrative Class	137,787

Shares Issued and Outstanding:
Institutional Class	1
Administrative Class	11,492

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$11.99
Administrative Class	11.99

Cost of Investments Owned	$147,653
Cost of Foreign Currency Held	$1,609
Proceeds Received on Short Sales	$401
Premiums Received on Written Options	$648

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations Global Bond Portfolio (Unhedged)

(Amounts in thousands)	Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Interest, net of foreign taxes	$2,551
Dividends	19
Miscellaneous income	1
Total Income	2,571

Expenses:
Investment advisory fees	147
Administration fees	295
Servicing fees – Administrative Class	89
Trustees’ fees	1
Total Expenses	532

Net Investment Income	2,039

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(598)
Net realized (loss) on futures contracts, options and swaps	(446)
Net realized gain on foreign currency transactions	1,865
Net change in unrealized (depreciation) on investments	(827)
Net change in unrealized appreciation on futures contracts, options and swaps	691
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(162)
Net Gain	523

Net Increase in Net Assets Resulting from Operations	$2,562

See Accompanying Notes	Semiannual Report	June 30, 2006	7

Statements of Changes in Net Assets Global Bond Portfolio (Unhedged)

(Amounts in thousands)	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$2,039	$1,678
Net realized gain (loss)	821	(3,310)
Net change in unrealized (depreciation)	(298)	(2,270)
Net increase (decrease) resulting from operations	2,562	(3,902)

Distributions to Shareholders:
From net investment income
Institutional Class	0	0
Administrative Class	(1,881)	(1,572)
From net realized capital gains
Institutional Class	0	0
Administrative Class	0	(1,301)

Total Distributions	(1,881)	(2,873)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	10	0
Administrative Class	55,471	63,454
Issued as reinvestment of distributions
Institutional Class	0	0
Administrative Class	1,881	2,873
Cost of shares redeemed
Institutional Class	0	0
Administrative Class	(14,460)	(7,033)
Net increase resulting from Portfolio share transactions	42,902	59,294

Total Increase in Net Assets	43,583	52,519

Net Assets:
Beginning of period	94,214	41,695
End of period*	$137,797	$94,214

*Including (overdistributed) net investment income of:	$(1,174)	$(1,332)

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Global Bond Portfolio (Unhedged)	June 30, 2006 (Unaudited)

PRINCIPAL
AMOUNT	VALUE
(000S)	(000S)

BELGIUM (i) 0.6%
Belgium Government Bond
4.250% due 09/28/2014	EUR	600	$780

Total Belgium (Cost $763)			780

BRAZIL 0.2%
Vale Overseas Ltd.
6.250% due 01/11/2016		$300	287

Total Brazil (Cost $300)			287

CAYMAN ISLANDS (i) 0.6%
ASIF II
4.540% due 06/15/2007	CAD	200	179

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		$400	387

Vita Capital Ltd.
6.340% due 01/01/2007		250	251

Total Cayman Islands (Cost $811)			817

FRANCE (i) 1.1%
France Government Bond
6.500% due 04/25/2011	EUR	300	428
3.150% due 07/25/2032 (c)		108	171
5.750% due 10/25/2032		600	935

Total France (Cost $1,580)			1,534

GERMANY (i) 10.4%
Amadeus Global Travel Distribution S.A.
5.549% due 04/08/2013	EUR	50	65
6.049% due 04/08/2014		50	65

Republic of Germany
5.250% due 01/04/2011		1,100	1,488
4.250% due 01/04/2014		1,400	1,820
6.250% due 01/04/2024		600	955
6.500% due 07/04/2027		1,100	1,828
5.625% due 01/04/2028		3,550	5,357
4.750% due 07/04/2028		1,000	1,355
6.250% due 01/04/2030		400	654
5.500% due 01/04/2031		400	600
4.750% due 07/04/2034		100	137

Total Germany (Cost $14,046)			14,324

ITALY (i) 0.4%
Seashell Securities PLC
3.079% due 10/25/2028	EUR	50	63

Siena Mortgages SpA
3.191% due 12/16/2038		274	352

Telecom Italia SpA
5.625% due 02/01/2007		60	78

Total Italy (Cost $461)			493

JAPAN (i) 10.9%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	100	123

Japan Government Bond
0.700% due 09/20/2008	JPY	20,000	174
1.000% due 09/20/2010		100,000	864
1.500% due 03/20/2011		620,000	5,453
1.600% due 09/20/2013		10,000	87
1.500% due 03/20/2014		50,000	429
1.600% due 06/20/2014		120,000	1,034
1.600% due 09/20/2014		240,000	2,064
2.300% due 05/20/2030		7,000	60
2.400% due 03/20/2034		130,000	1,116
2.300% due 06/20/2035		130,000	1,087
2.500% due 09/20/2035		280,000	2,442

Resona Bank Ltd.
5.850% due 09/29/2049		$100	$93

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		100	93

Total Japan (Cost $15,509)			15,119

MEXICO 0.1%
Pemex Project Funding Master Trust
5.750% due 12/15/2015		$100	92

Total Mexico (Cost $97)			92

NETHERLANDS (i) 1.1%
Dutch Mortgage-Backed Securities BV
3.094% due 10/02/2079	EUR	1,000	1,285

Netherlands Government Bond
4.250% due 07/15/2013		200	260

Total Netherlands (Cost $1,479)			1,545

SPAIN (i) 5.9%
Banesto Banco de Emisiones
3.118% due 10/04/2006	EUR	100	128

Spain Government Bond
5.150% due 07/30/2009		900	1,198
4.750% due 07/30/2014		5,000	6,734

Total Spain (Cost $7,887)			8,060

UNITED KINGDOM (i) 13.2%
HBOS PLC
5.920% due 09/29/2049		$200	185

Holmes Financing PLC
3.004% due 10/15/2009	EUR	100	128
3.024% due 07/25/2010		100	128

Paragon Mortgages PLC
3.309% due 03/15/2030		200	256

United Kingdom Gilt
5.000% due 03/07/2008	GBP	100	186
4.750% due 06/07/2010		7,520	13,881
5.000% due 03/07/2012		200	374
4.750% due 09/07/2015		1,500	2,779

Vodafone Group PLC
5.560% due 06/29/2007		$300	300

Total United Kingdom (Cost $17,911)			18,217

UNITED STATES 38.7%

ASSET-BACKED SECURITIES 7.8%
AAA Trust
5.422% due 11/26/2035		$26	26

Accredited Mortgage Loan Trust
5.216% due 09/25/2036		700	700

ACE Securities Corp.
5.432% due 10/25/2035		128	128

Aegis Asset-Backed Securities Trust
5.680% due 10/25/2034		53	53

Amortizing Residential Collateral Trust
5.672% due 10/25/2031		4	4
5.612% due 07/25/2032		1	1

Argent Securities, Inc.
5.442% due 10/25/2035		95	95
5.442% due 02/25/2036		575	575

Asset-Backed Funding Certificates
5.432% due 08/25/2035		25	26

Asset-Backed Securities Corp. Home Equity
5.432% due 11/25/2035		59	59

Bear Stearns Asset-Backed Securities, Inc.
5.532% due 07/25/2031	$2	$2
5.492% due 12/25/2042	15	15

Capital One Auto Finance Trust
5.117% due 05/15/2007	247	247

Carrington Mortgage Loan Trust
5.402% due 06/25/2035	18	18
5.442% due 09/25/2035	241	241

Centex Home Equity
5.412% due 06/25/2035	28	28
5.372% due 06/25/2036	582	582

Countrywide Asset-Backed Certificates
5.402% due 10/25/2035	12	12
5.160% due 07/25/2036	700	701

CS First Boston Mortgage Securities Corp.
5.632% due 01/25/2032	2	2

First Franklin Mortgage Loan Asset-Backed Certificates
5.731% due 02/25/2034	4	4
5.352% due 05/25/2036	587	587

GSAMP Trust
5.612% due 03/25/2034	71	72

Indymac Residential Asset-Backed Trust
5.000% due 08/25/2036	700	699

IXIS Real Estate Capital Trust
5.382% due 08/25/2036	291	291

Long Beach Mortgage Loan Trust
5.382% due 04/25/2036	461	461

Merrill Lynch Mortgage Investors, Inc.
5.422% due 06/25/2036	6	7

Morgan Stanley ABS Capital I
5.381% due 06/25/2036	600	600

Morgan Stanley Capital I
5.392% due 02/25/2036	513	513

Morgan Stanley Home Equity Loans
5.392% due 02/25/2036	533	534

Option One Mortgage Loan Trust
5.392% due 01/25/2036	487	488

Quest Trust
5.402% due 12/25/2035	128	128

Residential Asset Mortgage Products, Inc.
5.652% due 12/25/2033	3	3
5.402% due 02/25/2036	523	523
5.402% due 10/25/2036	433	433

Residential Asset Securities Corp.
5.422% due 05/25/2027	63	63
5.382% due 04/25/2036	192	192

SACO I, Inc.
5.432% due 07/25/2035	73	73
5.382% due 05/25/2036	262	262

Saxon Asset Securities Trust
5.592% due 01/25/2032	3	3

Securitized Asset-Backed Receivables LLC Trust
5.382% due 03/25/2036	541	541

Soundview Home Equity Loan Trust
5.492% due 04/25/2035	76	76
5.432% due 11/25/2035	127	127

Structured Asset Securities Corp.
5.722% due 05/25/2034	32	32
4.900% due 04/25/2035	71	68
5.432% due 11/25/2035	354	354

Truman Capital Mortgage Loan Trust
5.662% due 01/25/2034	41	41

		10,690

See Accompanying Notes	Semiannual Report	June 30, 2006	9

Schedule of Investments Global Bond Portfolio (Unhedged) (Cont.)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

CORPORATE BONDS & NOTES 6.5%
AT&T, Inc.
5.262% due 05/15/2008	$600	$600

Atlantic & Western Re Ltd.
11.508% due 01/09/2007	250	246

Boston Scientific Corp.
6.000% due 06/15/2011	200	198
6.400% due 06/15/2016	200	195

Charter One Bank N.A.
5.157% due 04/24/2009	1,000	1,001

CIT Group, Inc.
5.259% due 02/21/2008	300	300
5.404% due 05/23/2008	100	100
5.380% due 06/08/2009	500	500

Citigroup, Inc.
5.520% due 12/26/2008	200	200

CMS Energy Corp.
8.900% due 07/15/2008	200	209
7.500% due 01/15/2009	100	102

ConocoPhillips Australia Funding Co.
5.128% due 04/09/2009	500	501

Dominion Resources, Inc.
5.790% due 09/28/2007	100	100

General Electric Capital Corp.
5.429% due 06/15/2009	600	601

Harrah’s Operating Co., Inc.
5.760% due 02/08/2008	100	100

HJ Heinz Co.
6.428% due 12/01/2020	300	305

HSBC Finance Corp.
5.459% due 09/15/2008	100	100
5.504% due 06/19/2009	400	400
5.500% due 01/19/2016	200	191

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049	100	105

Morgan Stanley
5.276% due 02/09/2009	500	501

Oracle Corp. & Ozark Holding, Inc.
5.280% due 01/13/2009	200	200

SB Treasury Co. LLC
9.400% due 12/29/2049	100	106

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049	200	215

Toyota Motor Credit Corp.
5.140% due 10/12/2007	400	400

Unicredito Italiano
5.231% due 12/03/2007	300	301
5.307% due 12/13/2007	400	400

US Bancorp
5.371% due 04/28/2009	300	300

Wachovia Bank N.A.
5.489% due 03/23/2009	500	500

		8,977

MORTGAGE-BACKED SECURITIES 8.3%
Banc of America Mortgage Securities
5.000% due 05/25/2034	272	265

Bear Stearns Commercial Mortgage Securities
5.404% due 03/15/2019	700	699

Countrywide Alternative Loan Trust
5.291% due 02/25/2036	479	480
5.602% due 02/25/2036	486	487
6.209% due 08/25/2036	700	704

Countrywide Home Loan Mortgage Pass-Through Trust
5.602% due 08/25/2034	$35	$35
5.702% due 09/25/2034	81	82
5.652% due 02/25/2035	54	55
5.642% due 03/25/2035	562	563
5.612% due 04/25/2035	54	54
5.552% due 05/25/2035	468	468

CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	11	11

CSAB Mortgage-Backed Trust
5.422% due 06/25/2036	281	281

First Horizon Asset Securities, Inc.
6.250% due 08/25/2017	269	268

GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037	610	589

GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035	93	94

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	131	129

Greenpoint Mortgage Funding Trust
5.592% due 11/25/2045	67	67

GSR Mortgage Loan Trust
3.405% due 06/01/2034	107	106
4.541% due 09/25/2035	264	258

Harborview Mortgage Loan Trust
5.622% due 02/25/2034	34	34

Indymac Index Mortgage Loan Trust
5.402% due 06/25/2046	582	583

Lehman XS Trust
5.402% due 06/25/2036	700	701
5.402% due 04/25/2046	474	474

Mellon Residential Funding Corp.
5.639% due 12/15/2030	62	62

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	85	83

Residential Accredit Loans, Inc.
5.532% due 03/25/2046	598	599

Sequoia Mortgage Trust
5.567% due 08/20/2032	24	24

Structured Asset Mortgage Investments, Inc.
5.602% due 03/19/2034	52	52
5.542% due 07/19/2034	41	41
5.542% due 09/25/2035	599	600

Washington Mutual, Inc.
5.592% due 12/25/2027	142	142
5.121% due 10/25/2032	5	5
5.009% due 02/27/2034	21	21
5.410% due 08/25/2042	64	64
5.632% due 12/25/2044	59	59
5.642% due 01/25/2045	60	60
5.612% due 10/25/2045	170	171
5.592% due 12/26/2045	362	363
5.259% due 07/25/2046	700	699

Wells Fargo Mortgage-Backed Securities Trust
4.750% due 10/25/2018	258	248
4.950% due 03/25/2036	481	474
5.240% due 05/25/2036	184	183

		11,437

MUNICIPAL BONDS & NOTES 0.0%
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2004
5.000% due 02/01/2028	25	26

PREFERRED STOCK 0.4%
DG Funding Trust
7.210% due 12/31/2049	58	$612

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 8.7%
Fannie Mae
4.192% due 11/01/2034	$414	406
4.401% due 10/01/2034	54	53
4.964% due 12/01/2034	59	58
5.000% due 11/01/2018 - 07/13/2036 (d)	896	850
5.442% due 03/25/2034	64	64
5.472% due 08/25/2034	60	60
5.500% due 10/01/2016 - 07/13/2036 (d)	5,534	5,337
5.572% due 08/25/2030	61	61
6.000% due 07/25/2044	129	128

Freddie Mac
5.211% due 10/25/2044	322	324
5.500% due 06/01/2035 - 07/13/2036 (d)	4,862	4,675
6.103% due 02/01/2029	33	34

Government National Mortgage Association
5.125% due 11/20/2024	8	9

		12,059

U.S. TREASURY OBLIGATIONS 7.0%
Treasury Inflation Protected Securities (c)
3.000% due 07/15/2012	112	115
2.000% due 01/15/2014	109	105
2.000% due 07/15/2014	214	206

U.S. Treasury Bonds
8.750% due 05/15/2017	100	129
8.875% due 02/15/2019	200	266
8.125% due 08/15/2019	100	127
8.125% due 05/15/2021	1,100	1,415
8.000% due 11/15/2021	600	768
7.125% due 02/15/2023	600	718
6.250% due 08/15/2023	3,800	4,192

U.S. Treasury Notes
4.625% due 02/29/2008	800	793
3.875% due 09/15/2010	30	29
4.250% due 08/15/2013	100	95

U.S. Treasury Strips
0.000% due 05/15/2017 (b)	430	245
0.000% due 08/15/2020 (b)	300	142
0.000% due 11/15/2021 (b)	600	265

		9,610

Total United States (Cost $54,215)		53,411

	NOTIONAL AMOUNT (000S)
PURCHASED CALL OPTIONS 0.3%
1-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 5.190% Exp. 05/09/2007	$171,200	174

2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 10/18/2006	4,700	0
Strike @ 4.750% Exp. 08/07/2006	4,700	0
Strike @ 5.080% Exp. 04/19/2007	4,600	7
Strike @ 5.150% Exp. 05/08/2007	23,300	45

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2006 (Unaudited)

	NOTIONAL
	AMOUNT	VALUE
	(000S)	(000S)

Strike @ 5.130% Exp. 10/25/2006	$4,700	$1
Strike @ 5.200% Exp. 05/09/2007	10,600	23
Strike @ 5.500% Exp. 06/29/2007	10,800	52

30-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 5.750% Exp. 04/27/2009	100	6

U.S. dollar versus Japanese Yen (OTC)
Strike @ JY117.000 Exp. 12/11/2006	740	5
Strike @ JY120.000 Exp. 12/11/2006	50	0

	# OF CONTRACTS
U.S. Treasury 30-Year Bond September Futures (CBOT)
Strike @ $108.000 Exp. 08/25/2006	23	14

Total Purchased Call Options (Cost $622)		327

	NOTIONAL AMOUNT (000S)
PURCHASED PUT OPTIONS 0.0%
30-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 6.250% Exp. 04/27/2009	$100	4

	# OF CONTRACTS
90-Day Eurodollar December Futures (CME)
Strike @ $91.750 Exp. 12/18/2006	161	1

U.S. Treasury 10-Year Note September Futures (CBOT)
Strike @ $98.000 Exp. 08/25/2006	100	2

U.S. Treasury 30-Year Bond September Futures (CBOT)
Strike @ $103.000 Exp. 08/25/2006	23	4

Total Purchased Put Options (Cost $25)		11

	NOTIONAL
	AMOUNT	VALUE
	(000S)	(000S)

PURCHASED STRADDLE OPTIONS (j) 0.0%
Call & Put–OTC U.S. dollar versus Japanese Yen Forward Delta Neutral Straddle
Strike @ $0.000 Exp. 08/23/2007	$6,000	$3

Total Purchased Straddle Options (Cost $0)		3

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 23.2%

CERTIFICATES OF DEPOSIT 2.0%
Countrywide Bank N.A.
5.209% due 09/15/2006	$700	700

Danske Corp.
4.980% due 07/26/2006	2,000	1,994

		2,694

COMMERCIAL PAPER 20.1%
Bank of Ireland
5.090% due 08/17/2006	2,800	2,782

BNP Paribas Finance
5.000% due 08/28/2006	3,300	3,274

CBA (de) Finance
5.080% due 08/21/2006	3,700	3,674

Dexia Delaware LLC
4.980% due 07/25/2006	1,800	1,795
5.065% due 08/18/2006	1,300	1,292

DnB NORBank ASA
4.990% due 08/18/2006	2,400	2,385

HBOS Treasury Services PLC
5.055% due 08/17/2006	3,100	3,080

Nordea N.A., Inc.
5.120% due 09/05/2006	3,500	3,468
5.180% due 09/08/2006	700	693

Societe Generale N.A.
5.055% due 08/15/2006	400	398
4.985% due 08/22/2006	1,500	1,490

Sumitomo Corp. of America
4.980% due 09/12/2006	200	198

Svenska Handelsbanken, Inc.
5.190% due 09/11/2006	$2,900	$2,871

Time Warner Telecom, Inc.
5.240% due 09/19/2006	300	297

		27,697

REPURCHASE AGREEMENT 0.5%
State Street Bank
4.900% due 07/03/2006	660	660

(Dated 06/30/2006. Collateralized by Freddie Mac 2.750% due 02/09/2007 valued at $676. Repurchase proceeds are $660.)

U.S. TREASURY BILLS 0.6%
4.748% due 08/31/2006 - 09/14/2006 (d)(e)	905	896

Total Short-Term Instruments (Cost $31,947)		31,947

Total Investments (a) (Cost $147,653) 106.7%		$146,967

Written Options (g) (0.3%) (Premiums $648)		(358)

Other Assets and Liabilities (Net) (6.4%)		(8,812)

Net Assets 100.0%		$137,797

Notes to Schedule of Investments (amounts in thousands, except number of contracts):
(a) As of June 30, 2006, portfolio securities with an aggregate market value of $6,670 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Principal only security.

(c) Principal amount of security is adjusted for inflation.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) Securities with an aggregate market value of $649 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2007	79	$(51)
Euro-Bobl 5-Year Note September Futures	Long	09/2006	8	(5)
Euro-Bund 10-Year Note September Futures	Long	09/2006	68	(56)
Euro-Bund 10-Year Note September Futures Put Option Strike @ EUR107.500	Long	09/2006	50	0
Japan Government 10-Year Note September Futures	Long	09/2006	19	(12)
U.S. Treasury 5-Year Note September Futures	Long	09/2006	23	(14)
U.S. Treasury 10-Year Note September Futures	Long	09/2006	87	(42)
U.S. Treasury 30-Year Bond September Futures	Long	09/2006	11	1

				$(179)

See Accompanying Notes	Semiannual Report	June 30, 2006	11

Schedule of Investments    Global Bond Portfolio (Unhedged) (Cont.)

(f) Swap agreements outstanding on June 30, 2006:
Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	06/15/2010	AUD	700	$(8)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		400	7
Deutsche Bank AG	6-month Australian Bank Bill	Pay	6.000%	12/15/2011		3,900	(14)
Deutsche Bank AG	6-month Australian Bank Bill	Receive	6.000%	12/15/2016		2,300	13
HSBC Bank USA	6-month Australian Bank Bill	Pay	6.000%	12/15/2011		3,100	(5)
HSBC Bank USA	6-month Australian Bank Bill	Receive	6.000%	12/15/2016		1,800	6
UBS Warburg LLC	6-month Australian Bank Bill	Pay	6.000%	06/15/2010		2,800	(42)
UBS Warburg LLC	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		1,600	37
Bank of America	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014	CAD	500	6
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		700	14
Royal Bank of Canada	3-month Canadian Bank Bill	Receive	5.000%	06/15/2015		1,500	16
Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.000%	06/17/2010	EUR	10	0
Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		300	29
BNP Paribas Bank	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		300	3
Citibank N.A.	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		460	30
Citibank N.A.	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		200	(20)
Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.000%	12/15/2011		700	1
Deutsche Bank AG	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		100	(2)
J.P. Morgan Chase & Co.	6-month EUR-LIBOR	Receive	5.000%	06/17/2012		900	48
J.P. Morgan Chase & Co.	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		2,800	215
Lehman Brothers, Inc.	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		1,600	111
Merrill Lynch & Co., Inc.	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		300	(2)
Morgan Stanley Dean Witter & Co.	6-month EUR-LIBOR	Receive	4.000%	12/15/2011		5,300	40
Morgan Stanley Dean Witter & Co.	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		2,300	148
Morgan Stanley Dean Witter & Co.	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		500	54
Morgan Stanley Dean Witter & Co.	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		3,100	(8)
UBS Warburg LLC	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		200	(9)
UBS Warburg LLC	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		200	(4)
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	3,400	(82)
Barclays Bank PLC	6-month GBP-LIBOR	Receive	5.000%	09/15/2015		1,400	10
Deutsche Bank AG	6-month GBP-LIBOR	Pay	5.000%	06/15/2009		2,800	4
Deutsche Bank AG	6-month GBP-LIBOR	Receive	5.000%	09/15/2015		200	7
Deutsche Bank AG	6-month GBP-LIBOR	Receive	4.000%	12/15/2035		500	0
Deutsche Bank AG	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		200	16
Goldman Sachs & Co.	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		1,300	31
HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		400	(10)
Merrill Lynch & Co., Inc.	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		4,300	(105)
Morgan Stanley Dean Witter & Co.	6-month GBP-LIBOR	Pay	5.000%	09/15/2015		700	(1)
Goldman Sachs & Co.	3-month HKD-HIBOR	Receive	4.235%	12/17/2008	HKD	5,800	13
Barclays Bank PLC	6-month JPY-LIBOR	Receive	2.000%	12/15/2015	JPY	60,000	5
Deutsche Bank AG	6-month JPY-LIBOR	Pay	1.000%	03/18/2008		100,000	0
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		910,000	50
Merrill Lynch & Co., Inc.	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		120,000	9
Morgan Stanley Dean Witter & Co.	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		510,000	35
UBS Warburg LLC	6-month JPY-LIBOR	Receive	0.800%	03/20/2012		50,000	4
UBS Warburg LLC	6-month JPY-LIBOR	Receive	2.000%	06/15/2012		45,000	11
UBS Warburg LLC	6-month JPY-LIBOR	Receive	2.000%	12/20/2013		420,000	60
Bank of America	3-month USD-LIBOR	Pay	5.000%	12/20/2036		$1,000	(9)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	12/20/2016		4,500	55
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		700	(16)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		2,600	32
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		800	(2)
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		1,400	17
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		1,700	(15)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		4,300	50
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		1,100	14
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		1,000	(9)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		4,600	57
Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		18,000	(161)

							$734

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2006 (Unaudited)

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.410%	06/20/2007	$400	$0

+ If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(g) Written options outstanding on June 30, 2006:
Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$106.000	08/25/2006	39	$22	$9
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	39	13	5

				$35	$14

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006	$2,000	$16	$0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	2,000	9	2
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006	2,000	20	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007	2,000	16	9
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.280%	05/08/2007	10,200	91	55
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007	38,300	355	226
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007	4,600	43	27
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007	4,700	52	56

							$602	$375

Straddle Options
Description	Counterparty	Exercise Price*	Expiration Date	Notional Amount	Premium*	Value
Call & Put - OTC U.S. dollar versus Japanese Yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$0.000	08/23/2007	$5,000	$11	$(31)

* Exercise price and final premium determined on a future date, based upon implied volatility parameters.

(h) Short sales outstanding on June 30, 2006:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Valueà
U.S. Treasury Note	4.875%	05/31/2011	$200	$199	$199
U.S. Treasury Note	5.125%	05/15/2016	200	202	202

				$401	$401

à Market value includes $3 of interest payable on short sales.

See Accompanying Notes	Semiannual Report	June 30, 2006	13

Schedule of Investments    Global Bond Portfolio (Unhedged) (Cont.)

(i) Forward foreign currency contracts outstanding on June 30, 2006:
Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	422	08/2006	$5	$0	$5
Buy	CAD	3,184	07/2006	0	(33)	(33)
Buy	CLP	10,300	07/2006	0	0	0
Sell		10,300	07/2006	0	0	0
Buy		6,033	08/2006	0	0	0
Buy		10,300	09/2006	0	0	0
Buy	CNY	9,364	05/2007	0	(12)	(12)
Buy	DKK	6,472	09/2006	0	(3)	(3)
Buy	EUR	30,275	07/2006	572	0	572
Sell		6,625	07/2006	0	(37)	(37)
Buy	GBP	135	07/2006	2	0	2
Sell		5,157	07/2006	0	(37)	(37)
Buy		100	07/2006	3	0	3
Sell		100	07/2006	0	(2)	(2)
Buy		61	08/2006	2	0	2
Buy		100	09/2006	2	0	2
Buy	INR	648	08/2006	0	0	0
Buy	JPY	15,213	07/2006	0	0	0
Buy		3,302,687	08/2006	0	(230)	(230)
Buy	KRW	13,000	07/2006	0	0	0
Sell		13,000	07/2006	0	0	0
Buy		235,698	08/2006	4	0	4
Buy		39,973	09/2006	1	0	1
Buy	MXN	457	08/2006	0	(3)	(3)
Buy		68	09/2006	0	0	0
Buy	PEN	124	08/2006	0	0	0
Sell		124	08/2006	0	0	0
Buy	PLN	34	08/2006	0	(1)	(1)
Buy		15	09/2006	0	0	0
Buy		75	11/2006	0	0	0
Buy	RUB	172	07/2006	0	0	0
Sell		172	07/2006	0	0	0
Buy		946	08/2006	2	0	2
Buy		172	09/2006	0	0	0
Buy	SEK	8,983	09/2006	4	0	4
Buy	SGD	11	07/2006	0	0	0
Sell		11	07/2006	0	0	0
Buy		428	08/2006	1	(3)	(2)
Buy		11	09/2006	0	0	0
Buy	SKK	478	08/2006	0	0	0
Buy		788	09/2006	1	0	1
Buy	TWD	9,257	08/2006	0	(7)	(7)
Buy	ZAR	97	08/2006	0	(2)	(2)

				$599	$(370)	$229

(j) Exercise price and premium determined on a future date, based upon implied volatility parameters.

14	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	June 30, 2006 (Unaudited)

1.  ORGANIZATION

The Global Bond Portfolio (Unhedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented in these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events when the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income.  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related or asset-backed securities are recorded as components of interest income in the Statement of Operations.

Dividends and Distributions to Shareholders.  Dividends from net investment income, if any, are declared on each day the Portfolio is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year. Most shareholders choose to reinvest their dividends and capital gain distribution in additional shares of the Portfolio.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Semiannual Report	June 30, 2006	15

Notes to Financial Statements (Cont.)

Loan Participation and Assignments.  The Portfolio may invest in direct debt instruments which are interests in amounts owned by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the end of the period, the Portfolio had no unfunded loan commitments.

Delayed-Delivery Transactions.  The Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Federal Income Taxes.  The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency.  The accounting records of the Portfolio are maintained in U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollar based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AUD	Australian Dollar	KRW	South Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CLP	Chilean Peso	PEN	Peruvian New Sol
CNY	Chinese Yuan Renminbi	PLN	Polish Zloty
DKK	Danish Krone	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	SGD	Singapore Dollar
HKD	Hong Kong Dollar	SKK	Slovakian Koruna
INR	Indian Rupee	TWD	Taiwan Dollar
JPY	Japanese Yen	ZAR	South African Rand

Forward Currency Transactions.  The Portfolio may enter into forward currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts.  The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Inflation-Indexed Bonds.  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Options Contracts.  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Certain options may be written with premiums to determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

16	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements.  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Mortgage-Related and Other Asset-Backed Securities.  The Portfolio may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs are included in interest income in the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income in the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Swap Agreements.  The Portfolio may engage in swap transactions, including, but not limited to, swap agreements on interest rate and credit default to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of a credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for federal income tax purposes is uncertain. Were the Internal Revenue Service in take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for federal income tax purposes, payments received by the Portfolio from such investments might be subject to income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

U.S. Government Agencies or Government-Sponsored Enterprises.  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

Guarantees and Indemnifications.  Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may

Semiannual Report	June 30, 2006	17

Notes to Financial Statements (Cont.)

arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

New Accounting Policies.  In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the application of the Interpretation to the Portfolio and will provide additional information in relation to the Interpretation in the Portfolio’s annual financial statements for the year ending December 31, 2006.

3.  FEES, EXPENSES, AND RELATED PARTY TRANSACTIONS

Investment Advisory Fee.  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee.  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee is charged at the annual rate of 0.50%.

Distribution and Servicing Fees.  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

Expenses.  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

For the current period ended June 30, 2006, each unaffiliated Trustee received an annual retainer of $15,000, plus $2,000 for each Board of Trustees quarterly meeting attended, $500 for each Board of Trustees committee meeting attended and $500 for each special board meeting attended, plus reimbursement of related expenses. In addition, each Committee Chair received an additional annual retainer of $500 and each Audit Committee Chair received an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2006 were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$102,156	$114,497	$74,761	$31,310

5.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	# of Contracts	Notional Amount in $	Premium
Balance at 12/31/2005	124	$11,000	$112
Sales	174	71,200	684
Closing Buys	0	(9,900)	(84)
Expirations	(220)	(1,500)	(64)
Exercised	0	0	0
Balance at 06/30/2006	78	$$70,800	$648

6.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2006		Year Ended 12/31/2005
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1	$10	0	$0
Administrative Class	4,637	55,471	5,093	63,454
Issued as reinvestment of distributions
Institutional Class	0	0	0	0
Administrative Class	157	1,881	235	2,873
Cost of shares redeemed
Institutional Class	0	0	0	0
Administrative Class	(1,210)	(14,460)	(561)	(7,033)
Net increase resulting from Portfolio share transactions	3,585	$42,902	4,767	$59,294

18	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	100
Administrative Class	6	95	*

* One of the shareholders, Allianz Life Insurance Co. of North America, is an indirect wholly owned subsidiary of AGI and a related party to the Portfolio.

7.  FEDERAL INCOME TAX MATTERS

As of June 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 1,160	$ (1,846)	$ (686)

8.  REGULATORY AND LITIGATION MATTERS

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the PIMCO Funds, the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees and employees of the PIMCO Funds, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of and the PIMCO Funds the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds themselves against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the PIMCO Funds and Allianz Funds including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Portfolios of the Trust. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the PIMCO Funds have been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

Certain Portfolios of the Trust were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain Portfolios of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain Portfolios of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Portfolios. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolios or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolios.

Semiannual Report	June 30, 2006	19

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Administrative

Semiannual Report June 30, 2006

PIMCO

PIMCO Variable Insurance Trust

High Yield Portfolio

A company of Allianz Global Investors

Share Class Administrative

Semiannual Report June 30, 2006

PIMCO Variable Insurance Trust

High Yield Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust covering the six-month period ended June 30, 2006.

Highlights of the global bond markets during the six-month period included:

■	Most fixed-income sectors lost ground during the first half of 2006, as concern about accelerating inflation and central bank tightening pushed interest rates higher worldwide. The benchmark Lehman Brothers Aggregate Bond Index (which includes Treasury, Investment-Grade Corporate, and Residential Mortgage-Backed Securities) returned -0.72% for the first six months of the year. On June 30, the benchmark ten-year Treasury yielded 5.14%, 0.75% higher than at the start of the year. The U.S. yield curve remained flat as shorter-maturity yields rose by a comparable amount.

■	The Federal Reserve tightened four times during the reporting period, bringing the Federal Funds Rate to 5.25%. The increase near the end of the period was the Federal Reserve’s 17th consecutive rate hike since the start of its tightening cycle in 2004. The Federal Reserve was not alone, as central banks in Europe, India, and China tightened credit in unison for the first time since 2000. The Bank of Japan, whose zero-interest-rate policy has flooded global markets with liquidity, looked set to reverse this policy in the coming months.

In these pages please find a more complete Portfolio review as it relates to financial-market activities, as well as details about total-return investment performance for the six-month reporting period. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2006

Semiannual Report	June 30, 2006	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the High Yield Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, non-U.S. investment risk, currency risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Examples would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2006 to June 30, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel or litigation expense).

Portfolio Benchmark

Merrill Lynch US High Yield, BB-B Rated Constrained Index tracks the performance of BB-B Rated US Dollar-denominated corporate bonds publicly issued in the US domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis.

Semiannual Report	June 30, 2006	3

PIMCO High Yield Portfolio

Cumulative Returns Through June 30, 2006

                   High Yield           Merrill Lynch US
                   Portfolio             High Yield, BB-B
                 Administrative         Rated, Constrained
                     Class                   Index
                 --------------        -------------------
04/30/1998         $10,000                  $10,000
05/31/1998          10,004                   10,075
06/30/1998          10,101                   10,131
07/31/1998          10,195                   10,193
08/31/1998           9,722                    9,739
09/30/1998           9,858                    9,803
10/31/1998           9,760                    9,612
11/30/1998          10,152                   10,063
12/31/1998          10,180                   10,060
01/31/1999          10,357                   10,171
02/28/1999          10,279                   10,103
03/31/1999          10,383                   10,216
04/30/1999          10,539                   10,365
05/31/1999          10,335                   10,262
06/30/1999          10,331                   10,240
07/31/1999          10,338                   10,253
08/31/1999          10,288                   10,163
09/30/1999          10,292                   10,150
10/31/1999          10,277                   10,111
11/30/1999          10,403                   10,231
12/31/1999          10,486                   10,309
01/31/2000          10,419                   10,260
02/29/2000          10,401                   10,264
03/31/2000          10,205                   10,104
04/30/2000          10,253                   10,114
05/31/2000          10,226                   10,006
06/30/2000          10,393                   10,225
07/31/2000          10,443                   10,276
08/31/2000          10,619                   10,393
09/30/2000          10,589                   10,300
10/31/2000          10,397                    9,998
11/30/2000          10,162                    9,645
12/31/2000          10,396                    9,906
01/31/2001          10,726                   10,525
02/28/2001          10,742                   10,655
03/31/2001          10,540                   10,462
04/30/2001          10,417                   10,354
05/31/2001          10,516                   10,514
06/30/2001          10,354                   10,269
07/31/2001          10,514                   10,420
08/31/2001          10,607                   10,511
09/30/2001          10,155                    9,878
10/31/2001          10,450                   10,196
11/30/2001          10,678                   10,529
12/31/2001          10,640                   10,444
01/31/2002          10,682                   10,496
02/28/2002          10,603                   10,405
03/31/2002          10,701                   10,633
04/30/2002          10,814                   10,777
05/31/2002          10,751                   10,760
06/30/2002          10,185                   10,179
07/31/2002           9,566                    9,818
08/31/2002           9,966                   10,097
09/30/2002           9,673                    9,963
10/31/2002           9,744                    9,871
11/30/2002          10,351                   10,445
12/31/2002          10,513                   10,559
01/31/2003          10,788                   10,791
02/28/2003          10,945                   10,917
03/31/2003          11,176                   11,162
04/30/2003          11,740                   11,697
05/31/2003          11,846                   11,776
06/30/2003          12,076                   12,076
07/31/2003          11,811                   11,885
08/31/2003          11,994                   12,017
09/30/2003          12,263                   12,320
10/31/2003          12,478                   12,544
11/30/2003          12,589                   12,703
12/31/2003          12,916                   12,975
01/31/2004          13,016                   13,143
02/29/2004          12,970                   13,171
03/31/2004          13,046                   13,288
04/30/2004          12,928                   13,176
05/31/2004          12,767                   12,964
06/30/2004          12,932                   13,129
07/31/2004          13,137                   13,336
08/31/2004          13,409                   13,583
09/30/2004          13,596                   13,767
10/31/2004          13,868                   14,009
11/30/2004          13,971                   14,095
12/31/2004          14,148                   14,263
01/31/2005          14,150                   14,274
02/28/2005          14,355                   14,468
03/31/2005          13,974                   14,081
04/30/2005          13,862                   14,003
05/31/2005          14,198                   14,258
06/30/2005          14,417                   14,483
07/31/2005          14,601                   14,654
08/31/2005          14,665                   14,718
09/30/2005          14,556                   14,606
10/31/2005          14,476                   14,490
11/30/2005          14,561                   14,608
12/31/2005          14,730                   14,747
01/31/2006          14,921                   14,907
02/28/2006          15,070                   15,031
03/31/2006          15,087                   15,070
04/30/2006          15,117                   15,118
05/31/2006          15,036                   15,076
06/30/2006          14,944                   14,987

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Sector Breakdown‡

Corporate Bonds & Notes	82.3%
Short-Term Instruments	7.4%
Bank Loan Obligations	4.6%
Foreign Currency-Denominated Issues	3.7%
Other	2.0%

‡	% of Total Investments as of June 30, 2006

Average Annual Total Return for the period ended June 30, 2006
	6 Months*	1 Year	5 Years	Since Inception (04/30/98)
PIMCO High Yield Portfolio Administrative Class	1.45%	3.65%	7.61%	5.04%
Merrill Lynch US High Yield, BB-B Rated, Constrained Index	1.62%	3.48%	7.86%	5.08%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/06)	$1,000.00	$1,000.00
Ending Account Value (06/30/06)	$1,014.50	$1,021.08
Expenses Paid During Period†	$3.75	$3.76

† Expenses are equal to the Portfolio’s Administrative Class annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for a description of the Portfolio’s benchmark and an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO High Yield Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities rated below investment grade but rated at least Caa (subject to a maximum of 5% of total assets in securities rated Caa) by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

»	An underweight to BB-rated bonds versus the index contributed to relative performance, as these issues underperformed B-rated bonds by about 1.50%.

»	An overweight to the automotive sector helped performance as these bonds significantly outperformed the high-yield market.

»	As cable/pay TV bonds outperformed the high- yield market, an overweight to the sector benefited the Portfolio.

»	Security selection in the utility sector was positive as electric generation companies led the overall sector.

»	As telecom bonds underperformed the market, an overweight to the sector negatively impacted the Portfolio’s performance.

»	As the energy sector was among the worst performing broad market sectors in the first half of the year, an overweight to this industry category detracted from returns.

»	Modest exposure to emerging market sovereign bonds, which underperformed high yield by about 3.75%, hurt performance.

4	PIMCO Variable Insurance Trust

Financial Highlights High Yield Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2006+	12/31/2005	12/31/2004	12/31/2003	12/31/2002		12/31/2001

Administrative Class
Net asset value beginning of period	$8.19	$8.40	$8.19	$7.17	$7.88		$8.33
Net investment income (a)	0.29	0.54	0.53	0.55	0.59		0.64
Net realized/unrealized gain (loss) on investments (a)	(0.17)	(0.21)	0.22	1.04	(0.70)		(0.45)
Total income (loss) from investment operations	0.12	0.33	0.75	1.59	(0.11)		0.19
Dividends from net investment income	(0.29)	(0.54)	(0.54)	(0.57)	(0.60)		(0.64)
Total distributions	(0.29)	(0.54)	(0.54)	(0.57)	(0.60)		(0.64)
Net asset value end of period	$8.02	$8.19	$8.40	$8.19	$7.17		$7.88
Total return	1.45%	4.11%	9.54%	22.85%	(1.19)%		2.35%
Net assets end of period (000s)	$449,653	$460,926	$414,062	$955,599	$481,473		$264,718
Ratio of expenses to average net assets	0.75%*	0.75%	0.75%	0.75%	0.75	%(b)	0.75	%(b)
Ratio of net investment income to average net assets	7.03%*	6.50%	6.48%	7.14%	8.14%		7.88%
Portfolio turnover rate	45%	109%	97%	97%	102%		129%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.76%.

See Accompanying Notes	Semiannual Report	June 30, 2006	5

Statement of Assets and Liabilities High Yield Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2006 (Unaudited)

Assets:
Investments, at value	$454,275
Cash	1,169
Foreign currency, at value	1,682
Receivable for investments sold	1,449
Receivable for investments sold on delayed-delivery basis	75
Receivable for Portfolio shares sold	5,977
Interest and dividends receivable	8,878
Variation margin receivable	53
Unrealized appreciation on forward foreign currency contracts	1
Unrealized appreciation on swap agreements	171
473,730

Liabilities:
Payable for investments purchased	$4,316
Payable for investments purchased on delayed-delivery basis	17,885
Payable for Portfolio shares redeemed	118
Written options outstanding	73
Accrued investment advisory fee	100
Accrued administration fee	140
Accrued servicing fee	50
Swap premiums received	11
Unrealized depreciation on forward foreign currency contracts	288
Unrealized depreciation on swap agreements	44
23,025

Net Assets	$450,705

Net Assets Consist of:
Paid in capital	$463,809
(Overdistributed) net investment income	(507)
Accumulated undistributed net realized (loss)	(5,172)
Net unrealized (depreciation)	(7,425)
$450,705

Net Assets:
Institutional Class	$1,042
Administrative Class	449,653
Advisor Class	10

Shares Issued and Outstanding:
Institutional Class	130
Administrative Class	56,036
Advisor Class	1

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$8.02
Administrative Class	8.02
Advisor Class	8.02

Cost of Investments Owned	$459,918
Cost of Foreign Currency Held	$1,658
Premiums Received on Written Options	$283

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations High Yield Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Interest, net of foreign taxes	$17,337
Dividends	92
Miscellaneous income	595
Total Income	18,024

Expenses:
Investment advisory fees	579
Administration fees	811
Servicing fees – Administrative Class	347
Trustees’ fees	3
Interest expense	3
Total Expenses	1,743

Net Investment Income	16,281

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	1,981
Net realized gain on futures contracts, options and swaps	350
Net realized (loss) on foreign currency transactions	(199)
Net change in unrealized (depreciation) on investments	(10,574)
Net change in unrealized (depreciation) on futures contracts, options and swaps	(769)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(282)
Net (Loss)	(9,493)

Net Increase in Net Assets Resulting from Operations	$6,788

See Accompanying Notes	Semiannual Report	June 30, 2006	7

Statements of Changes in Net Assets High Yield Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$16,281	$27,561
Net realized gain	2,132	4,638
Net change in unrealized (depreciation)	(11,625)	(14,899)
Net increase resulting from operations	6,788	17,300

Distributions to Shareholders:
From net investment income
Institutional Class	(29)	(37)
Administrative Class	(16,515)	(27,841)
Advisor Class	0	0

Total Distributions	(16,544)	(27,878)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	360	336
Administrative Class	62,810	167,640
Advisor Class	10	0
Issued as reinvestment of distributions
Institutional Class	29	37
Administrative Class	16,529	27,827
Advisor Class	0	0
Cost of shares redeemed
Institutional Class	(12)	(25)
Administrative Class	(80,878)	(138,029)
Advisor Class	0	0
Net increase (decrease) resulting from Portfolio share transactions	(1,152)	57,786

Total Increase (Decrease) in Net Assets	(10,908)	47,208

Net Assets:
Beginning of period	461,613	414,405
End of period*	$450,705	$461,613

*Including (overdistributed) net investment income of:	$(507)	$(244)

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments High Yield Portfolio	June 30, 2006 (Unaudited)

PRINCIPAL
AMOUNT	VALUE
(000S)	(000S)

BANK LOAN OBLIGATIONS 4.7%
Amadeus Global Travel Distribution S.A.
7.856% due 04/08/2013	$700	$708
8.356% due 04/08/2014	700	711

Cablevision Systems Corp.
6.740% due 02/24/2013	571	569
6.861% due 02/24/2013	5	5

Centennial Cellular Operating Co. LLC
7.230% due 01/20/2011	22	22
7.318% due 01/20/2011	91	91
7.749% due 01/20/2011	300	301

Centennial Communications
4.000% due 02/09/2011	38	38
7.749% due 02/09/2011	375	377

Charter Communications Operating LLC
5.000% due 04/25/2013	1,500	1,505

CSC Holdings, Inc.
6.580% due 02/24/2013	571	569
6.988% due 02/24/2013	852	849

El Paso Corp.
7.750% due 11/22/2009	970	977

Georgia-Pacific Corp.
7.880% due 12/23/2013	222	224
7.920% due 12/23/2013	444	449
7.957% due 12/23/2013	444	449
8.029% due 12/23/2013	444	449
8.086% due 12/23/2013	444	449

Headwaters, Inc.
6.766% due 04/30/2011	1,348	1,353

HealthSouth Corp.
8.150% due 02/02/2013	1,900	1,902

Ineos Group Holdings PLC
2.275% due 10/07/2012	1,200	1,205

Intelsat Ltd.
5.000% due 04/24/2016	1,000	1,002

Invensys PLC
7.791% due 09/05/2009	126	127
9.431% due 12/30/2009	900	911

JSG Packaging
7.397% due 11/29/2013	650	649
7.897% due 11/29/2014	650	649

Nortel Networks Inc.
8.375% due 02/15/2007	1,250	1,249

Reliant Resources, Inc.
7.175% due 12/22/2010	181	181

Roundy’s Supermarket, Inc.
7.870% due 11/01/2011	495	499
8.170% due 11/01/2011	500	504
4.000% due 11/03/2011	3	3

Service Corp. International
5.000% due 04/02/2016	2,000	2,008

Total Bank Loan Obligations (Cost $20,962)		20,984

CORPORATE BONDS & NOTES 82.9%

BANKING & FINANCE 11.6%
AES Ironwood LLC
8.857% due 11/30/2025	2,493	2,705

AES Red Oak LLC
8.540% due 11/30/2019	1,229	1,303

BCP Crystal U.S. Holdings Corp.
9.625% due 06/15/2014	$3,317	$3,616

Bluewater Finance Ltd.
10.250% due 02/15/2012	2,200	2,238

Bombardier Capital, Inc.
7.090% due 03/30/2007 (i)	1,000	1,005

Corsair Netherlands BV
11.121% due 03/07/2016	1,400	1,408

Deutsche Bank AG
1.800% due 05/29/2009	400	409

Eircom Funding
8.250% due 08/15/2013	800	852

Ferrellgas Escrow LLC
6.750% due 05/01/2014	2,100	2,000

Ford Motor Credit Co.
7.875% due 06/15/2010	500	462
8.625% due 11/01/2010	260	244
7.375% due 02/01/2011	10,190	9,133

Forest City Enterprises, Inc.
7.625% due 06/01/2015	425	430

General Motors Acceptance Corp.
7.250% due 03/02/2011	2,000	1,941
6.000% due 04/01/2011	1,194	1,087
7.000% due 02/01/2012	500	475
6.875% due 08/28/2012	1,500	1,415
8.000% due 11/01/2031	1,975	1,903

IXIS Financial Products, Inc.
0.800% due 06/15/2009	350	344
1.650% due 06/15/2009	325	325
1.875% due 06/15/2009	350	335

K&F Acquisition, Inc.
7.750% due 11/15/2014	1,000	990

KRATON Polymers LLC
8.125% due 01/15/2014	1,700	1,696

Merrill Lynch & Co, Inc.
2.300% due 06/22/2009	325	323

Mirage Resorts, Inc.
7.250% due 08/01/2017	2,600	2,502

Rotech Healthcare, Inc.
9.500% due 04/01/2012	3,575	2,994

Tenneco, Inc.
10.250% due 07/15/2013	2,600	2,863
8.625% due 11/15/2014	975	977

TRAINS
7.341% due 05/01/2016	1,125	1,104

Universal City Development Partners
11.750% due 04/01/2010	800	875

Universal City Florida Holding Co. I
8.375% due 05/01/2010	1,425	1,439
9.899% due 05/01/2010	175	182

Ventas Realty LP
9.000% due 05/01/2012	500	550
7.125% due 06/01/2015	1,000	1,005

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	1,000	1,067

		52,197

INDUSTRIALS 56.4%
Abitibi-Consolidated Co. of Canada
8.375% due 04/01/2015	1,475	1,353

Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	$1,850	$1,762
7.750% due 06/15/2011	365	337
7.400% due 04/01/2018	400	334
8.850% due 08/01/2030	1,953	1,660

Alliance One International, Inc.
11.000% due 05/15/2012	650	621

Allied Waste North America, Inc.
7.875% due 04/15/2013	1,625	1,633
7.250% due 03/15/2015	4,600	4,416
7.125% due 05/15/2016	425	403

AmeriGas Partners LP
7.250% due 05/20/2015	1,850	1,757
7.125% due 05/20/2016	2,650	2,498

Arco Chemical Co.
10.250% due 11/01/2010	50	55

Armor Holdings, Inc.
8.250% due 08/15/2013	800	832

ArvinMeritor, Inc.
8.750% due 03/01/2012	3,225	3,160

Aviall, Inc.
7.625% due 07/01/2011	650	681

Bowater Canada Finance
7.950% due 11/15/2011	2,350	2,244

Bowater, Inc.
6.500% due 06/15/2013	300	262

Boyd Gaming Corp.
7.125% due 02/01/2016	4,000	3,885

Buhrmann US, Inc.
8.250% due 07/01/2014	1,000	1,000
7.875% due 03/01/2015	1,300	1,290

CanWest Media, Inc.
8.000% due 09/15/2012	1,520	1,512

Cascades, Inc.
7.250% due 02/15/2013	750	697

CCO Holdings LLC
8.750% due 11/15/2013	4,400	4,312

Celestica, Inc.
7.625% due 07/01/2013	950	926

Chart Industries, Inc.
9.125% due 10/15/2015	425	436

Charter Communications Operating LLC
8.375% due 04/30/2014	1,750	1,761

Chesapeake Energy Corp.
7.625% due 07/15/2013	800	809
7.000% due 08/15/2014	1,000	972
6.375% due 06/15/2015	1,695	1,581
6.875% due 01/15/2016	1,200	1,140

Choctaw Resort Development Enterprise
7.250% due 11/15/2019	1,400	1,379

Colorado Interstate Gas Co.
6.850% due 06/15/2037	200	202

Continental Airlines, Inc.
6.920% due 04/02/2013 (i)	802	808
7.373% due 12/15/2015	273	260

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	1,200	1,080

Corrections Corp. of America
6.750% due 01/31/2014	200	193

See Accompanying Notes	Semiannual Report	June 30, 2006	9

Schedule of Investments High Yield Portfolio (Cont.)

PRINCIPAL
AMOUNT	VALUE
(000S)	(000S)

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	$425	$420
7.750% due 11/15/2015	1,400	1,386

CSC Holdings, Inc.
8.125% due 08/15/2009	1,500	1,534
7.625% due 04/01/2011	4,625	4,648

DaVita, Inc.
7.250% due 03/15/2015	2,850	2,750

Delhaize America, Inc.
9.000% due 04/15/2031	2,975	3,277

Delta Air Lines, Inc.
7.379% due 05/18/2010	211	212
7.570% due 11/18/2010	975	979

Dex Media West LLC
9.875% due 08/15/2013	2,200	2,395

DirecTV Holdings LLC
8.375% due 03/15/2013	1,184	1,246
6.375% due 06/15/2015	925	858

Dresser, Inc.
9.375% due 04/15/2011	3,350	3,409

Dresser-Rand Group, Inc.
7.375% due 11/01/2014	396	380

DRS Technologies, Inc.
7.625% due 02/01/2018	1,000	1,000

EchoStar DBS Corp.
6.375% due 10/01/2011	1,000	960
6.625% due 10/01/2014	2,975	2,804
7.125% due 02/01/2016	2,500	2,419

El Paso Corp.
10.750% due 10/01/2010	1,500	1,642
9.625% due 05/15/2012	200	219
7.875% due 06/15/2012	4,155	4,248
8.050% due 10/15/2030	1,300	1,310
7.800% due 08/01/2031	700	683
7.750% due 01/15/2032	1,200	1,174

El Paso Production Holding Co.
7.750% due 06/01/2013	2,250	2,278

Encore Acquisition Co.
6.250% due 04/15/2014	300	277
7.250% due 12/01/2017	1,075	1,037

Equistar Chemicals LP
10.125% due 09/01/2008	45	48
8.750% due 02/15/2009	2,035	2,111

Extendicare Health Services, Inc.
9.500% due 07/01/2010	800	839

Ferrellgas Partners LP
8.870% due 08/01/2009 (i)	1,200	1,242
8.750% due 06/15/2012	1,525	1,555

Fisher Communications, Inc.
8.625% due 09/15/2014	1,000	1,040

Ford Motor Co.
7.450% due 07/16/2031	2,000	1,455

Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	2,250	2,284

Gaylord Entertainment Co.
8.000% due 11/15/2013	1,000	1,004

General Motors Corp.
8.250% due 07/15/2023	2,200	1,743

Georgia-Pacific Corp.
8.000% due 01/15/2024	$775	$736
7.375% due 12/01/2025	5,710	5,196

Greif, Inc.
8.875% due 08/01/2012	400	423

Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012	700	749

Hanover Compressor Co.
9.000% due 06/01/2014	500	525

HCA, Inc.
6.950% due 05/01/2012	1,550	1,521
6.750% due 07/15/2013	2,675	2,568
7.190% due 11/15/2015	200	194
7.500% due 12/15/2023	400	373

Herbst Gaming, Inc.
7.000% due 11/15/2014	1,000	955

Hertz Corp.
8.875% due 01/01/2014	1,925	1,983

Horizon Lines LLC
9.000% due 11/01/2012	2,016	2,056

Host Marriott LP
7.000% due 08/15/2012	100	100
7.125% due 11/01/2013	2,780	2,783

Ineos Group Holdings Plc
8.500% due 02/15/2016	1,325	1,247

Ingles Markets, Inc.
8.875% due 12/01/2011	1,450	1,524

Intelsat Bermuda Ltd.
8.250% due 01/15/2013	75	75
9.250% due 06/15/2016	1,275	1,323

Intelsat Subsidiary Holding Co. Ltd.
9.614% due 01/15/2012	1,000	1,015
8.250% due 01/15/2013	325	324
8.625% due 01/15/2015	2,700	2,720

Invensys PLC
9.875% due 03/15/2011	1,150	1,253

Jefferson Smurfit Corp. U.S.
8.250% due 10/01/2012	750	707
7.500% due 06/01/2013	775	697

JET Equipment Trust
10.000% due 06/15/2012 (b)	653	634
7.630% due 08/15/2012 (b)	352	274

JSG Funding PLC
9.625% due 10/01/2012	3,815	3,949

L-3 Communications Corp.
7.625% due 06/15/2012	500	510
6.375% due 10/15/2015	900	864

Legrand France
8.500% due 02/15/2025	475	545

Mandalay Resort Group
9.375% due 02/15/2010	2,300	2,432

Mediacom Broadband LLC
11.000% due 07/15/2013	2,940	3,113

MGM Mirage
8.500% due 09/15/2010	400	417
8.375% due 02/01/2011	825	850
6.750% due 04/01/2013	775	743
6.625% due 07/15/2015	2,100	1,969

Nalco Co.
7.750% due 11/15/2011	$1,800	$1,805
8.875% due 11/15/2013	700	709

New Skies Satellites NV
9.125% due 11/01/2012	825	877

Newfield Exploration Co.
6.625% due 04/15/2016	800	758

Newpark Resources
8.625% due 12/15/2007	1,390	1,393

Norampac, Inc.
6.750% due 06/01/2013	1,050	950

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	1,000	1,033

Nortel Networks Ltd.
10.125% due 07/15/2013	800	818
10.750% due 07/15/2016	475	486

Northwest Pipeline Corp.
7.125% due 12/01/2025	500	483

Novelis, Inc.
7.250% due 02/15/2015	1,200	1,158

Owens Brockway Glass Container, Inc.
6.750% due 12/01/2014	3,175	2,961

Peabody Energy Corp.
6.875% due 03/15/2013	2,041	2,015

Plains Exploration & Production Co.
7.125% due 06/15/2014	1,625	1,609

Pogo Producing Co.
7.875% due 05/01/2013	800	806

PQ Corp.
7.500% due 02/15/2013	2,225	2,103

Premier Entertainment Biloxi LLC
10.750% due 02/01/2012	750	778

Primedia, Inc.
8.875% due 05/15/2011	275	265
8.000% due 05/15/2013	400	360

Quiksilver, Inc.
6.875% due 04/15/2015	2,600	2,431

Qwest Communications International, Inc.
7.250% due 02/15/2011	5,125	4,997
7.500% due 02/15/2014	8,275	8,110

Reynolds American, Inc.
7.250% due 06/01/2012	925	911
7.250% due 06/01/2013	1,450	1,425
7.625% due 06/01/2016	925	909

RH Donnelley Corp.
6.875% due 01/15/2013	250	231
8.875% due 01/15/2016	1,350	1,369

Rhodia S.A.
7.625% due 06/01/2010	750	746

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	600	591

Rogers Cable, Inc.
6.750% due 03/15/2015	1,560	1,494
8.750% due 05/01/2032	800	866

Roseton
7.270% due 11/08/2010	2,275	2,276
7.670% due 11/08/2016	2,325	2,321

Russell Corp.
9.250% due 05/01/2010	550	578

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2006 (Unaudited)

PRINCIPAL
AMOUNT	VALUE
(000S)	(000S)

Sanmina-SCI Corp.
8.125% due 03/01/2016	$1,175	$1,152

SemGroup LP
8.750% due 11/15/2015	1,000	1,000

Seneca Gaming Corp.
7.250% due 05/01/2012	1,900	1,850

Sensata Technologies BV
8.000% due 05/01/2014	2,500	2,425

Smurfit Capital Funding PLC
7.500% due 11/20/2025	500	458

Smurfit-Stone Container Enterprises, Inc.
9.750% due 02/01/2011	430	444
8.375% due 07/01/2012	2,545	2,418

Solectron Global Finance Ltd.
8.000% due 03/15/2016	1,300	1,287

Sonat, Inc.
7.000% due 02/01/2018	500	468

Station Casinos, Inc.
6.500% due 02/01/2014	1,200	1,122
6.875% due 03/01/2016	2,500	2,344

Suburban Propane Partners LP
6.875% due 12/15/2013	2,750	2,585

Sungard Data Systems, Inc.
9.125% due 08/15/2013	3,050	3,180

Superior Essex Communications LLC
9.000% due 04/15/2012	500	510

Tenet Healthcare Corp.
7.375% due 02/01/2013	3,125	2,867

Triad Hospitals, Inc.
7.000% due 11/15/2013	2,275	2,224

Trinity Industries, Inc.
6.500% due 03/15/2014	780	764

TRW Automotive, Inc.
9.375% due 02/15/2013	2,025	2,162

United Airlines, Inc.
6.201% due 09/01/2008	177	177
6.602% due 09/01/2013	396	398

Unity Media GmbH
10.375% due 02/15/2015	750	720

US Airways Inc.
9.330% due 01/01/2024 (b)	84	1
9.625% due 09/01/2024 (b)	1,016	4

Valero Energy Corp.
7.800% due 06/14/2010	850	855

VWR International, Inc.
6.875% due 04/15/2012	460	442
8.000% due 04/15/2014	3,190	3,114

Williams Cos., Inc.
7.625% due 07/15/2019	3,950	4,029
7.875% due 09/01/2021	3,075	3,137
7.750% due 06/15/2031	650	644

Windstream Corp.
8.625% due 08/01/2016	1,050	1,079

Wynn Las Vegas LLC
6.625% due 12/01/2014	6,900	6,538

Xerox Corp.
7.200% due 04/01/2016	1,025	1,033

		254,517

UTILITIES 14.9%
AES Corp.
8.750% due 05/15/2013	$2,825	$3,037

American Cellular Corp.
10.000% due 08/01/2011	1,350	1,428

Cincinnati Bell, Inc.
7.250% due 07/15/2013	3,425	3,391
8.375% due 01/15/2014	1,970	1,950

Citizens Communications Co.
7.000% due 11/01/2025	75	62
9.000% due 08/15/2031	2,025	2,060
7.450% due 07/01/2035	250	213

CMS Energy Corp.
7.500% due 01/15/2009	375	382
7.750% due 08/01/2010	600	612
8.500% due 04/15/2011	1,000	1,048
6.300% due 02/01/2012	300	285

Edison Mission Energy
7.500% due 06/15/2013	750	739
7.750% due 06/15/2016	750	741

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	1,500	1,534
10.789% due 05/01/2013	500	508

Homer City Funding LLC
8.734% due 10/01/2026	983	1,096

IPALCO Enterprises, Inc.
8.375% due 11/14/2008	1,050	1,084
8.625% due 11/14/2011	490	522

Midwest Generation LLC
8.560% due 01/02/2016	4,784	5,026
8.750% due 05/01/2034	1,550	1,651

Mobile Telesystems Finance S.A.
8.375% due 10/14/2010	500	502
8.000% due 01/28/2012	450	440

MSW Energy Holdings II LLC
7.375% due 09/01/2010	650	653

MSW Energy Holdings LLC
8.500% due 09/01/2010	500	518

Northwestern Bell Telephone
7.750% due 05/01/2030	1,208	1,154

NRG Energy, Inc.
7.250% due 02/01/2014	2,775	2,713
7.375% due 02/01/2016	4,000	3,910

PSEG Energy Holdings LLC
8.500% due 06/15/2011	4,250	4,484

Qwest Capital Funding, Inc.
7.900% due 08/15/2010	1,650	1,650
7.250% due 02/15/2011	300	293

Qwest Corp.
8.875% due 03/15/2012	2,625	2,783
7.500% due 06/15/2023	1,000	943
7.200% due 11/10/2026	700	642

Reliant Energy, Inc.
9.250% due 07/15/2010	1,975	1,985
6.750% due 12/15/2014	3,075	2,844

Rogers Wireless, Inc.
7.250% due 12/15/2012	150	152
8.000% due 12/15/2012	520	534
7.500% due 03/15/2015	2,195	2,228

Rural Cellular Corp.
9.875% due 02/01/2010	1,275	1,318

Sierra Pacific Resources
7.803% due 06/15/2012		$975	$993
8.625% due 03/15/2014		500	532

South Point Energy Center LLC
8.400% due 05/30/2012		2,288	2,231

TECO Energy, Inc.
6.750% due 05/01/2015		1,000	978

Tenaska Alabama Partners LP
7.000% due 06/30/2021		2,266	2,220

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014		2,875	2,961

			67,030

Total Corporate Bonds & Notes (Cost $380,445)			373,744

CONVERTIBLE BONDS & NOTES 0.5%

BANKING & FINANCE 0.2%
Lehman Brothers Holdings, Inc.
1.383% due 06/15/2009		350	359
2.070% due 06/15/2009		350	347
3.119% due 06/15/2009		350	345

			1,051

UTILITIES 0.3%
CMS Energy Corp.
2.875% due 12/01/2024		1,075	1,152

Total Convertible Bonds & Notes (Cost $2,271)			2,203

SOVEREIGN ISSUES 0.3%
Brazilian Government International Bond
8.875% due 10/14/2019		50	56
8.750% due 02/04/2025		50	55
8.250% due 01/20/2034		1,100	1,157

Total Sovereign Issues (Cost $1,159)			1,268

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 3.7%
Cognis Holding GmbH
11.644% due 01/15/2015 (c)	EUR	112	138

Development Bank of Japan
2.875% due 12/20/2006	JPY	150,000	1,327

France Government International Bond
4.500% due 07/12/2006	EUR	1,500	1,919

JSG Funding PLC
10.125% due 10/01/2012		650	910

JSG Holding PLC
11.500% due 10/01/2015 (c)		1,252	1,652

Lighthouse International Co. S.A.
8.000% due 04/30/2014		2,220	3,006

Nordic Telephone
5.207% due 11/30/2014		550	711
5.707% due 11/30/2015		550	714

Nordic Telephone Co. Holdings ApS
8.250% due 05/01/2016		1,000	1,314

Rhodia S.A.
8.000% due 06/01/2010		1,000	1,334

SigmaKalon
4.742% due 06/30/2012		1,000	1,279

See Accompanying Notes	Semiannual Report	June 30, 2006	11

Schedule of Investments High Yield Portfolio (Cont.)

PRINCIPAL
AMOUNT	VALUE
(000S)	(000S)

UPC Broadband Holding BV
5.000% due 03/31/2013	EC	500	$639
5.000% due 12/31/2013		500	639

UPC Holding BV
7.750% due 01/15/2014		200	241
8.625% due 01/15/2014		800	1,008

Total Foreign Currency-Denominated Issues (Cost $15,796)			16,831

		SHARES
CONVERTIBLE PREFERRED STOCK 0.1%
Chesapeake Energy Corp.
4.500% due 12/31/2049		5,000	468

Total Convertible Preferred Stock (Cost $499)			468

PREFERRED SECURITIES 1.2%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		2,050	2,086

Xerox Capital Trust I
8.000% due 02/01/2027		3,100,000	3,127

Total Preferred Stock (Cost $5,370)			5,213

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS (j) 7.4%

COMMERCIAL PAPER 3.6%
Societe Generale N.A.
5.250% due 07/05/2006		$300	300
5.245% due 08/08/2006		2,700	2,686

UBS Finance Delaware LLC
5.225% due 08/08/2006		6,000	5,969
5.250% due 08/08/2006		7,400	7,361

			16,316

REPURCHASE AGREEMENT 0.8%
State Street Bank
4.900% due 07/03/2006		$3,644	$3,644

(Dated 06/30/2006. Collateralized by Federal Home Loan Bank 4.875% due 07/02/2005 valued at $3,720. Repurchase proceeds are $3,645.)

BELGIUM TREASURY BILLS 2.7%
2.808% due 09/14/2006	EUR	9,500	12,083

SPAIN TREASURY BILLS 0.0%
3.004% due 12/22/2006		200	252

U.S. TREASURY BILLS 0.3%
4.725% due 08/31/2006 - 09/14/2006 (d)(e)(f)		$1,280	1,269

Total Short-Term Instruments (Cost $33,416)			33,564

Total Investments (a) 100.8% (Cost $459,918)			$454,275

Written Options (h) (0.0%) (Premiums $283)			(73)

Other Assets and Liabilities (Net) (0.8%)			(3,497)

Net Assets 100.0%			$450,705

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) As of June 30, 2006, portfolio securities with an aggregate market value of $8,370 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Security is in default.

(c) Payment in-kind bond security.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) Securities with an aggregate market value of $248 have been pledged as collateral for swap and swaption contracts on June 30, 2006.

(f) Securities with an aggregate market value of $1,021 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	844	$(1,651)

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2006 (Unaudited)

(g) Swap agreements outstanding on June 30, 2006:
Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	12/20/2006	$1,500	$24
Bank of America	Dow Jones CDX N.A. HY6 Index	Sell	3.450%	06/20/2011	900	18
Citibank N.A.	CMS Energy Corp. 8.500% due 04/05/2011	Sell	1.900%	06/20/2011	500	6
Citibank N.A.	CMS Energy Corp. 6.875% due 12/15/2015	Sell	1.720%	06/20/2011	1,000	5
Credit Suisse First Boston	CMS Energy Corp. 7.500% due 01/15/2009	Sell	1.800%	12/20/2010	625	6
Credit Suisse First Boston	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	5.350%	09/20/2011	1,000	27
Deutsche Bank AG	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.440%	06/20/2007	2,500	1
Goldman Sachs & Co.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.400%	03/20/2007	700	9
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%	12/20/2010	500	12
J.P. Morgan Chase & Co.	Lear Corp. 8.110% due 05/15/2009	Sell	7.750%	03/20/2007	1,400	59
J.P. Morgan Chase & Co.	Abitibi-Consolidated, Inc. 8.375% due 04/01/2015	Sell	1.500%	06/20/2007	500	0
Lehman Brothers, Inc.	Primedia, Inc. 8.875% due 05/15/2011	Sell	2.500%	03/20/2007	1,000	(1)
Merrill Lynch & Co., Inc.	AES Corp. 8.750% due 06/15/2008	Sell	0.950%	06/20/2007	1,300	3
Merrill Lynch & Co., Inc.	AES Corp. 8.750% due 06/15/2008	Sell	0.950%	06/20/2007	700	1
Morgan Stanley Dean Witter & Co.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.800%	06/20/2010	2,000	(14)
Morgan Stanley Dean Witter & Co.	Multiple reference entities of Gazprom	Sell	1.050%	04/20/2011	3,000	(29)

						$127

+ If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(h) Written options outstanding on June 30, 2006:
Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$108.000	08/25/2006	319	$113	$10
Call - CBOT U.S. Treasury 10-Year Note September Futures	107.000	08/25/2006	129	54	12
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	319	94	45
Put - CBOT U.S. Treasury 10-Year Note September Futures	102.000	08/25/2006	129	22	6

				$283	$73

(i) Restricted securities as of June 30, 2006:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	08/11/2003	$ 1,002	$1,005	0.22%
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	733	808	0.18%
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003	1,286	1,242	0.28%

				$ 3,021	$3,055	0.68%

(j) Forward foreign currency contracts outstanding on June 30, 2006:
Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Sell	EUR	11,581	07/2006	$ 0	$(262)	$(262)
Buy	JPY	545,951	08/2006	1	(26)	(25)

				$ 1	$(288)	$(287)

See Accompanying Notes	Semiannual Report	June 30, 2006	13

Notes to Financial Statements

1.  ORGANIZATION

The High Yield Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented in these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Classes is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events when the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income.  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related or asset-backed securities are recorded as components of interest income in the Statement of Operations.

Dividends and Distributions to Shareholders.  Dividends from net investment income, if any, are declared on each day the Portfolio is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year. Most shareholders choose to reinvest their dividends and capital gain distribution in additional shares of the Portfolio.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in the Portfolio’s annual financial statements presented under GAAP.

14	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations.  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Bridge Debt Commitments.  At the period ended June 30, 2006, the Portfolio had $2,008,182 in commitments outstanding to fund high-yield bridge debt. The Portfolio is entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

Loan Participants and Assignments.  The Portfolio may invest in direct debt instruments which are interests in amounts owned by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the end of the period, the Portfolio had unfunded loan commitments of $2,008,182.

Delayed-Delivery Transactions.  The Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Federal Income Taxes.  The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency.  The accounting records of the Portfolio are maintained in U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollar based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
EUR	Euro
JPY	Japanese Yen

Forward Currency Transactions.  The Portfolio may enter into forward currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts.  The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Payment In-Kind Securities.  The portfolio may invest in payment in-kind securities. Payment in-kind securities (PIKs) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same term, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued

Semiannual Report	June 30, 2006	15

Notes to Financial Statements (Cont.)

interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment in the Statements of Assets and Liabilities.

Options Contracts.  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Certain options may be written with premiums to determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements.  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted Securities.  The Portfolio is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Swap Agreements.  The Portfolio may engage in swap transactions, including, but not limited to, swap agreements on credit default to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of a credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for federal income tax purposes is uncertain. Were the Internal Revenue Service in take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for federal income tax purposes, payments received by the Portfolio from such investments might be subject to income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Guarantees and Indemnifications.  Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

New Accounting Policies.  In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the application of the Interpretation to the Portfolio and will provide additional information in relation to the Interpretation in the Portfolio’s annual financial statements for the year ending December 31, 2006.

3.  FEES, EXPENSES, AND RELATED PARTY TRANSACTIONS

Investment Advisory Fee.  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the

16	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

“Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee.  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee is charged at the annual rate of 0.35%.

Distribution and Servicing Fees.  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

For the current period ended June 30, 2006, each unaffiliated Trustee received an annual retainer of $15,000, plus $2,000 for each Board of Trustees quarterly meeting attended, $500 for each Board of Trustees committee meeting attended and $500 for each special board meeting attended, plus reimbursement of related expenses. In addition, each Committee Chair received an additional annual retainer of $500 and each Audit Committee Chair received an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2006 were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$227,130	$218,953

5.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	# of Contracts	Notional Amount in $	Premium
Balance at 12/31/2005	707	$17,000	$285
Sales	2,167	1,500	638
Closing Buys	(1,978)	(18,500)	(640)
Expirations	0	0	0
Exercised	0	0	0
Balance at 06/30/2006	896	$0	$283

6.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2006		Year Ended 12/31/2005
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	43	$360	42	$336
Administrative Class	7,675	62,810	20,365	167,640
Advisor Class	1	10	0	0
Issued as reinvestment of distributions
Institutional Class	4	29	4	37
Administrative Class	2,019	16,529	3,377	27,827
Advisor Class	0	0	0	0
Cost of shares redeemed
Institutional Class	(1)	(12)	(3)	(25)
Administrative Class	(9,932)	(80,878)	(16,769)	(138,029)
Advisor Class	0	0	0	0
Net increase (decrease) resulting from Portfolio share transactions	(191)	$(1,152)	7,016	$57,786

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	94
Administrative Class	3	79	*
Advisor Class	1	100

* Allianz Life Insurance Co. of North America, an indirect wholly subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio, and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

Semiannual Report	June 30, 2006	17

Notes to Financial Statements (Cont.)

7.  FEDERAL INCOME TAX MATTERS

As of June 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 5,358	$ (11,001)	$ (5,643)

8.  REGULATORY AND LITIGATION MATTERS

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the PIMCO Funds, the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees and employees of the PIMCO Funds, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds themselves against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote PIMCO Funds and the Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Portfolios of the Trust. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the PIMCO Funds have been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

Certain Portfolios of the Trust were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain Portfolios of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain Portfolios of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Portfolios. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolios or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolios.

18	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Institutional

Semiannual Report June 30, 2006

P I M C O

PIMCO Variable Insurance Trust

High Yield Portfolio

A company of Allianz Global Investors

Share Class Institutional

Semiannual Report June 30, 2006

PIMCO Variable Insurance Trust

High Yield Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust covering the six-month period ended June 30, 2006.

Highlights of the global bond markets during the six-month period included:

■	Most fixed-income sectors lost ground during the first half of 2006, as concern about accelerating inflation and central bank tightening pushed interest rates higher worldwide. The benchmark Lehman Brothers Aggregate Bond Index (which includes Treasury, Investment-Grade Corporate, and Residential Mortgage-Backed Securities) returned -0.72% for the first six months of the year. On June 30, the benchmark ten-year Treasury yielded 5.14%, 0.75% higher than at the start of the year. The U.S. yield curve remained flat as shorter-maturity yields rose by a comparable amount.

■	The Federal Reserve tightened four times during the reporting period, bringing the Federal Funds Rate to 5.25%. The increase near the end of the period was the Federal Reserve’s 17th consecutive rate hike since the start of its tightening cycle in 2004. The Federal Reserve was not alone, as central banks in Europe, India, and China tightened credit in unison for the first time since 2000. The Bank of Japan, whose zero-interest-rate policy has flooded global markets with liquidity, looked set to reverse this policy in the coming months.

In these pages please find a more complete Portfolio review as it relates to financial-market activities, as well as details about total-return investment performance for the six-month reporting period. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2006

Semiannual Report	June 30, 2006	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the High Yield Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, non-U.S. investment risk, currency risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Examples would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2006 to June 30, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel or litigation expense).

Portfolio Benchmark

Merrill Lynch US High Yield, BB-B Rated Constrained Index tracks the performance of BB-B Rated US Dollar-denominated corporate bonds publicly issued in the US domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis.

Semiannual Report	June 30, 2006	3

PIMCO High Yield Portfolio

Cumulative Returns Through June 30, 2006

                  High Yield Portfolio          Merrill Lynch US High Yield,
                   Institutional Class         BB-B Rated, Constrained Index
                   -------------------         -----------------------------
06/30/2002               $10,000                        $10,000
07/31/2002                 9,392                          9,645
08/31/2002                 9,785                          9,920
09/30/2002                 9,499                          9,788
10/31/2002                 9,570                          9,698
11/30/2002                10,168                         10,262
12/31/2002                10,343                         10,373
01/31/2003                10,618                         10,601
02/28/2003                10,774                         10,725
03/31/2003                11,002                         10,966
04/30/2003                11,559                         11,492
05/31/2003                11,666                         11,569
06/30/2003                11,894                         11,864
07/31/2003                11,634                         11,676
08/31/2003                11,816                         11,806
09/30/2003                12,083                         12,103
10/31/2003                12,296                         12,323
11/30/2003                12,407                         12,480
12/31/2003                12,731                         12,747
01/31/2004                12,831                         12,912
02/29/2004                12,788                         12,940
03/31/2004                12,865                         13,054
04/30/2004                12,750                         12,944
05/31/2004                12,593                         12,736
06/30/2004                12,757                         12,898
07/31/2004                12,961                         13,101
08/31/2004                13,231                         13,345
09/30/2004                13,417                         13,525
10/31/2004                13,686                         13,763
11/30/2004                13,790                         13,847
12/31/2004                13,967                         14,013
01/31/2005                13,970                         14,023
02/28/2005                14,174                         14,214
03/31/2005                13,800                         13,833
04/30/2005                13,691                         13,757
05/31/2005                14,025                         14,007
06/30/2005                14,243                         14,228
07/31/2005                14,426                         14,396
08/31/2005                14,492                         14,459
09/30/2005                14,385                         14,349
10/31/2005                14,307                         14,236
11/30/2005                14,393                         14,351
12/31/2005                14,562                         14,488
01/31/2006                14,753                         14,645
02/28/2006                14,901                         14,767
03/31/2006                14,921                         14,805
04/30/2006                14,951                         14,852
05/31/2006                14,874                         14,811
06/30/2006                14,784                         14,724

$10,000 invested at the end of the nearest month to the inception date of the Portfolio’s Institutional Class.

Sector Breakdown‡

Corporate Bonds & Notes	82.3%
Short-Term Instruments	7.4%
Bank Loan Obligations	4.6%
Foreign Currency-Denominated Issues	3.7%
Other	2.0%

‡	% of Total Investments as of June 30, 2006

Average Annual Total Return for the period ended June 30, 2006
	6 Months*	1 Year	Since Inception (07/01/02)**
PIMCO High Yield Portfolio Institutional Class	1.53%	3.80%	10.28%
Merrill Lynch US High Yield, BB-B Rated, Constrained Index	1.62%	3.48%	10.15%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** The Institutional Class shares commenced operations on 07/01/02. Index comparisons began on 06/30/02.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/06)	$1,000.00	$1,000.00
Ending Account Value (06/30/06)	$1,015.30	$1,021.82
Expenses Paid During Period†	$3.00	$3.01

† Expenses are equal to the Portfolio’s Institutional Class annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for a description of the Portfolio’s benchmark and an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO High Yield Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities rated below investment grade but rated at least Caa (subject to a maximum of 5% of total assets in securities rated Caa) by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

»	An underweight to BB-rated bonds versus the index contributed to relative performance, as these issues underperformed B-rated bonds by about 1.50%.

»	An overweight to the automotive sector helped performance as these bonds significantly outperformed the high-yield market.

»	As cable/pay TV bonds outperformed the high- yield market, an overweight to the sector benefited the Portfolio.

»	Security selection in the utility sector was positive as electric generation companies led the overall sector.

»	As telecom bonds underperformed the market, an overweight to the sector negatively impacted the Portfolio’s performance.

»	As the energy sector was among the worst performing broad market sectors in the first half of the year, an overweight to this industry category detracted from returns.

»	Modest exposure to emerging market sovereign bonds, which underperformed high yield by about 3.75%, hurt performance.

4	PIMCO Variable Insurance Trust

Financial Highlights High Yield Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2006+	12/31/2005	12/31/2004	12/31/2003	07/01/2002 -12/31/2002

Institutional Class
Net asset value beginning of period	$8.19	$8.40	$8.19	$7.17	$7.25
Net investment income (a)	0.29	0.55	0.53	0.57	0.29
Net realized/unrealized gain (loss) on investments (a)	(0.16)	(0.21)	0.23	1.03	(0.06)
Total income from investment operations	0.13	0.34	0.76	1.60	0.23
Dividends from net investment income	(0.30)	(0.55)	(0.55)	(0.58)	(0.31)
Total distributions	(0.30)	(0.55)	(0.55)	(0.58)	(0.31)
Net asset value end of period	$8.02	$8.19	$8.40	$8.19	$7.17
Total return	1.53%	4.26%	9.71%	23.08%	3.43%
Net assets end of period (000s)	$1,042	$687	$343	$13	$10
Ratio of expenses to average net assets	0.60%*	0.60%	0.60%	0.60%	0.60	%*(b)
Ratio of net investment income to average net assets	7.18%*	6.68%	6.51%	7.36%	8.59	%*
Portfolio turnover rate	45%	109%	97%	97%	102%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.61%.

See Accompanying Notes	Semiannual Report	June 30, 2006	5

Statement of Assets and Liabilities High Yield Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2006 (Unaudited)

Assets:
Investments, at value	$454,275
Cash	1,169
Foreign currency, at value	1,682
Receivable for investments sold	1,449
Receivable for investments sold on delayed-delivery basis	75
Receivable for Portfolio shares sold	5,977
Interest and dividends receivable	8,878
Variation margin receivable	53
Unrealized appreciation on forward foreign currency contracts	1
Unrealized appreciation on swap agreements	171
473,730

Liabilities:
Payable for investments purchased	$4,316
Payable for investments purchased on delayed-delivery basis	17,885
Payable for Portfolio shares redeemed	118
Written options outstanding	73
Accrued investment advisory fee	100
Accrued administration fee	140
Accrued servicing fee	50
Swap premiums received	11
Unrealized depreciation on forward foreign currency contracts	288
Unrealized depreciation on swap agreements	44
23,025

Net Assets	$450,705

Net Assets Consist of:
Paid in capital	$463,809
(Overdistributed) net investment income	(507)
Accumulated undistributed net realized (loss)	(5,172)
Net unrealized (depreciation)	(7,425)
$450,705

Net Assets:
Institutional Class	$1,042
Administrative Class	449,653
Advisor Class	10

Shares Issued and Outstanding:
Institutional Class	130
Administrative Class	56,036
Advisor Class	1

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$8.02
Administrative Class	8.02
Advisor Class	8.02

Cost of Investments Owned	$459,918
Cost of Foreign Currency Held	$1,658
Premiums Received on Written Options	$283

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations High Yield Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Interest, net of foreign taxes	$17,337
Dividends	92
Miscellaneous income	595
Total Income	18,024

Expenses:
Investment advisory fees	579
Administration fees	811
Servicing fees – Administrative Class	347
Trustees’ fees	3
Interest expense	3
Total Expenses	1,743

Net Investment Income	16,281

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	1,981
Net realized gain on futures contracts, options and swaps	350
Net realized (loss) on foreign currency transactions	(199)
Net change in unrealized (depreciation) on investments	(10,574)
Net change in unrealized (depreciation) on futures contracts, options and swaps	(769)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(282)
Net (Loss)	(9,493)

Net Increase in Net Assets Resulting from Operations	$6,788

See Accompanying Notes	Semiannual Report	June 30, 2006	7

Statements of Changes in Net Assets High Yield Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$16,281	$27,561
Net realized gain	2,132	4,638
Net change in unrealized (depreciation)	(11,625)	(14,899)
Net increase resulting from operations	6,788	17,300

Distributions to Shareholders:
From net investment income
Institutional Class	(29)	(37)
Administrative Class	(16,515)	(27,841)
Advisor Class	0	0

Total Distributions	(16,544)	(27,878)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	360	336
Administrative Class	62,810	167,640
Advisor Class	10	0
Issued as reinvestment of distributions
Institutional Class	29	37
Administrative Class	16,529	27,827
Advisor Class	0	0
Cost of shares redeemed
Institutional Class	(12)	(25)
Administrative Class	(80,878)	(138,029)
Advisor Class	0	0
Net increase (decrease) resulting from Portfolio share transactions	(1,152)	57,786

Total Increase (Decrease) in Net Assets	(10,908)	47,208

Net Assets:
Beginning of period	461,613	414,405
End of period*	$450,705	$461,613

*Including (overdistributed) net investment income of:	$(507)	$(244)

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments High Yield Portfolio	June 30, 2006 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

BANK LOAN OBLIGATIONS 4.7%
Amadeus Global Travel Distribution S.A.
7.856% due 04/08/2013	$700	$708
8.356% due 04/08/2014	700	711

Cablevision Systems Corp.
6.740% due 02/24/2013	571	569
6.861% due 02/24/2013	5	5

Centennial Cellular Operating Co. LLC
7.230% due 01/20/2011	22	22
7.318% due 01/20/2011	91	91
7.749% due 01/20/2011	300	301

Centennial Communications
4.000% due 02/09/2011	38	38
7.749% due 02/09/2011	375	377

Charter Communications Operating LLC
5.000% due 04/25/2013	1,500	1,505

CSC Holdings, Inc.
6.580% due 02/24/2013	571	569
6.988% due 02/24/2013	852	849

El Paso Corp.
7.750% due 11/22/2009	970	977

Georgia-Pacific Corp.
7.880% due 12/23/2013	222	224
7.920% due 12/23/2013	444	449
7.957% due 12/23/2013	444	449
8.029% due 12/23/2013	444	449
8.086% due 12/23/2013	444	449

Headwaters, Inc.
6.766% due 04/30/2011	1,348	1,353

HealthSouth Corp.
8.150% due 02/02/2013	1,900	1,902

Ineos Group Holdings PLC
2.275% due 10/07/2012	1,200	1,205

Intelsat Ltd.
5.000% due 04/24/2016	1,000	1,002

Invensys PLC
7.791% due 09/05/2009	126	127
9.431% due 12/30/2009	900	911

JSG Packaging
7.397% due 11/29/2013	650	649
7.897% due 11/29/2014	650	649

Nortel Networks Inc.
8.375% due 02/15/2007	1,250	1,249

Reliant Resources, Inc.
7.175% due 12/22/2010	181	181

Roundy’s Supermarket, Inc.
7.870% due 11/01/2011	495	499
8.170% due 11/01/2011	500	504
4.000% due 11/03/2011	3	3

Service Corp. International
5.000% due 04/02/2016	2,000	2,008

Total Bank Loan Obligations (Cost $20,962)		20,984

CORPORATE BONDS & NOTES 82.9%

BANKING & FINANCE 11.6%
AES Ironwood LLC
8.857% due 11/30/2025	2,493	2,705

AES Red Oak LLC
8.540% due 11/30/2019	1,229	1,303

BCP Crystal U.S. Holdings Corp.
9.625% due 06/15/2014	$3,317	$3,616

Bluewater Finance Ltd.
10.250% due 02/15/2012	2,200	2,238

Bombardier Capital, Inc.
7.090% due 03/30/2007 (i)	1,000	1,005

Corsair Netherlands BV
11.121% due 03/07/2016	1,400	1,408

Deutsche Bank AG
1.800% due 05/29/2009	400	409

Eircom Funding
8.250% due 08/15/2013	800	852

Ferrellgas Escrow LLC
6.750% due 05/01/2014	2,100	2,000

Ford Motor Credit Co.
7.875% due 06/15/2010	500	462
8.625% due 11/01/2010	260	244
7.375% due 02/01/2011	10,190	9,133

Forest City Enterprises, Inc.
7.625% due 06/01/2015	425	430

General Motors Acceptance Corp.
7.250% due 03/02/2011	2,000	1,941
6.000% due 04/01/2011	1,194	1,087
7.000% due 02/01/2012	500	475
6.875% due 08/28/2012	1,500	1,415
8.000% due 11/01/2031	1,975	1,903

IXIS Financial Products, Inc.
0.800% due 06/15/2009	350	344
1.650% due 06/15/2009	325	325
1.875% due 06/15/2009	350	335

K&F Acquisition, Inc.
7.750% due 11/15/2014	1,000	990

KRATON Polymers LLC
8.125% due 01/15/2014	1,700	1,696

Merrill Lynch & Co, Inc.
2.300% due 06/22/2009	325	323

Mirage Resorts, Inc.
7.250% due 08/01/2017	2,600	2,502

Rotech Healthcare, Inc.
9.500% due 04/01/2012	3,575	2,994

Tenneco, Inc.
10.250% due 07/15/2013	2,600	2,863
8.625% due 11/15/2014	975	977

TRAINS
7.341% due 05/01/2016	1,125	1,104

Universal City Development Partners
11.750% due 04/01/2010	800	875

Universal City Florida Holding Co. I
8.375% due 05/01/2010	1,425	1,439
9.899% due 05/01/2010	175	182

Ventas Realty LP
9.000% due 05/01/2012	500	550
7.125% due 06/01/2015	1,000	1,005

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	1,000	1,067

		52,197

INDUSTRIALS 56.4%
Abitibi-Consolidated Co. of Canada
8.375% due 04/01/2015	1,475	1,353

Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	$1,850	$1,762
7.750% due 06/15/2011	365	337
7.400% due 04/01/2018	400	334
8.850% due 08/01/2030	1,953	1,660

Alliance One International, Inc.
11.000% due 05/15/2012	650	621

Allied Waste North America, Inc.
7.875% due 04/15/2013	1,625	1,633
7.250% due 03/15/2015	4,600	4,416
7.125% due 05/15/2016	425	403

AmeriGas Partners LP
7.250% due 05/20/2015	1,850	1,757
7.125% due 05/20/2016	2,650	2,498

Arco Chemical Co.
10.250% due 11/01/2010	50	55

Armor Holdings, Inc.
8.250% due 08/15/2013	800	832

ArvinMeritor, Inc.
8.750% due 03/01/2012	3,225	3,160

Aviall, Inc.
7.625% due 07/01/2011	650	681

Bowater Canada Finance
7.950% due 11/15/2011	2,350	2,244

Bowater, Inc.
6.500% due 06/15/2013	300	262

Boyd Gaming Corp.
7.125% due 02/01/2016	4,000	3,885

Buhrmann US, Inc.
8.250% due 07/01/2014	1,000	1,000
7.875% due 03/01/2015	1,300	1,290

CanWest Media, Inc.
8.000% due 09/15/2012	1,520	1,512

Cascades, Inc.
7.250% due 02/15/2013	750	697

CCO Holdings LLC
8.750% due 11/15/2013	4,400	4,312

Celestica, Inc.
7.625% due 07/01/2013	950	926

Chart Industries, Inc.
9.125% due 10/15/2015	425	436

Charter Communications Operating LLC
8.375% due 04/30/2014	1,750	1,761

Chesapeake Energy Corp.
7.625% due 07/15/2013	800	809
7.000% due 08/15/2014	1,000	972
6.375% due 06/15/2015	1,695	1,581
6.875% due 01/15/2016	1,200	1,140

Choctaw Resort Development Enterprise
7.250% due 11/15/2019	1,400	1,379

Colorado Interstate Gas Co.
6.850% due 06/15/2037	200	202

Continental Airlines, Inc.
6.920% due 04/02/2013 (i)	802	808
7.373% due 12/15/2015	273	260

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	1,200	1,080

Corrections Corp. of America
6.750% due 01/31/2014	200	193

See Accompanying Notes	Semiannual Report	June 30, 2006	9

Schedule of Investments High Yield Portfolio (Cont.)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	$425	$420
7.750% due 11/15/2015	1,400	1,386

CSC Holdings, Inc.
8.125% due 08/15/2009	1,500	1,534
7.625% due 04/01/2011	4,625	4,648

DaVita, Inc.
7.250% due 03/15/2015	2,850	2,750

Delhaize America, Inc.
9.000% due 04/15/2031	2,975	3,277

Delta Air Lines, Inc.
7.379% due 05/18/2010	211	212
7.570% due 11/18/2010	975	979

Dex Media West LLC
9.875% due 08/15/2013	2,200	2,395

DirecTV Holdings LLC
8.375% due 03/15/2013	1,184	1,246
6.375% due 06/15/2015	925	858

Dresser, Inc.
9.375% due 04/15/2011	3,350	3,409

Dresser-Rand Group, Inc.
7.375% due 11/01/2014	396	380

DRS Technologies, Inc.
7.625% due 02/01/2018	1,000	1,000

EchoStar DBS Corp.
6.375% due 10/01/2011	1,000	960
6.625% due 10/01/2014	2,975	2,804
7.125% due 02/01/2016	2,500	2,419

El Paso Corp.
10.750% due 10/01/2010	1,500	1,642
9.625% due 05/15/2012	200	219
7.875% due 06/15/2012	4,155	4,248
8.050% due 10/15/2030	1,300	1,310
7.800% due 08/01/2031	700	683
7.750% due 01/15/2032	1,200	1,174

El Paso Production Holding Co.
7.750% due 06/01/2013	2,250	2,278

Encore Acquisition Co.
6.250% due 04/15/2014	300	277
7.250% due 12/01/2017	1,075	1,037

Equistar Chemicals LP
10.125% due 09/01/2008	45	48
8.750% due 02/15/2009	2,035	2,111

Extendicare Health Services, Inc.
9.500% due 07/01/2010	800	839

Ferrellgas Partners LP
8.870% due 08/01/2009 (i)	1,200	1,242
8.750% due 06/15/2012	1,525	1,555

Fisher Communications, Inc.
8.625% due 09/15/2014	1,000	1,040

Ford Motor Co.
7.450% due 07/16/2031	2,000	1,455

Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	2,250	2,284

Gaylord Entertainment Co.
8.000% due 11/15/2013	1,000	1,004

General Motors Corp.
8.250% due 07/15/2023	2,200	1,743

Georgia-Pacific Corp.
8.000% due 01/15/2024	$775	$736
7.375% due 12/01/2025	5,710	5,196

Greif, Inc.
8.875% due 08/01/2012	400	423

Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012	700	749

Hanover Compressor Co.
9.000% due 06/01/2014	500	525

HCA, Inc.
6.950% due 05/01/2012	1,550	1,521
6.750% due 07/15/2013	2,675	2,568
7.190% due 11/15/2015	200	194
7.500% due 12/15/2023	400	373

Herbst Gaming, Inc.
7.000% due 11/15/2014	1,000	955

Hertz Corp.
8.875% due 01/01/2014	1,925	1,983

Horizon Lines LLC
9.000% due 11/01/2012	2,016	2,056

Host Marriott LP
7.000% due 08/15/2012	100	100
7.125% due 11/01/2013	2,780	2,783

Ineos Group Holdings Plc
8.500% due 02/15/2016	1,325	1,247

Ingles Markets, Inc.
8.875% due 12/01/2011	1,450	1,524

Intelsat Bermuda Ltd.
8.250% due 01/15/2013	75	75
9.250% due 06/15/2016	1,275	1,323

Intelsat Subsidiary Holding Co. Ltd.
9.614% due 01/15/2012	1,000	1,015
8.250% due 01/15/2013	325	324
8.625% due 01/15/2015	2,700	2,720

Invensys PLC
9.875% due 03/15/2011	1,150	1,253

Jefferson Smurfit Corp. U.S.
8.250% due 10/01/2012	750	707
7.500% due 06/01/2013	775	697

JET Equipment Trust
10.000% due 06/15/2012 (b)	653	634
7.630% due 08/15/2012 (b)	352	274

JSG Funding PLC
9.625% due 10/01/2012	3,815	3,949

L-3 Communications Corp.
7.625% due 06/15/2012	500	510
6.375% due 10/15/2015	900	864

Legrand France
8.500% due 02/15/2025	475	545

Mandalay Resort Group
9.375% due 02/15/2010	2,300	2,432

Mediacom Broadband LLC
11.000% due 07/15/2013	2,940	3,113

MGM Mirage
8.500% due 09/15/2010	400	417
8.375% due 02/01/2011	825	850
6.750% due 04/01/2013	775	743
6.625% due 07/15/2015	2,100	1,969

Nalco Co.
7.750% due 11/15/2011	$1,800	$1,805
8.875% due 11/15/2013	700	709

New Skies Satellites NV
9.125% due 11/01/2012	825	877

Newfield Exploration Co.
6.625% due 04/15/2016	800	758

Newpark Resources
8.625% due 12/15/2007	1,390	1,393

Norampac, Inc.
6.750% due 06/01/2013	1,050	950

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	1,000	1,033

Nortel Networks Ltd.
10.125% due 07/15/2013	800	818
10.750% due 07/15/2016	475	486

Northwest Pipeline Corp.
7.125% due 12/01/2025	500	483

Novelis, Inc.
7.250% due 02/15/2015	1,200	1,158

Owens Brockway Glass Container, Inc.
6.750% due 12/01/2014	3,175	2,961

Peabody Energy Corp.
6.875% due 03/15/2013	2,041	2,015

Plains Exploration & Production Co.
7.125% due 06/15/2014	1,625	1,609

Pogo Producing Co.
7.875% due 05/01/2013	800	806

PQ Corp.
7.500% due 02/15/2013	2,225	2,103

Premier Entertainment Biloxi LLC
10.750% due 02/01/2012	750	778

Primedia, Inc.
8.875% due 05/15/2011	275	265
8.000% due 05/15/2013	400	360

Quiksilver, Inc.
6.875% due 04/15/2015	2,600	2,431

Qwest Communications International, Inc.
7.250% due 02/15/2011	5,125	4,997
7.500% due 02/15/2014	8,275	8,110

Reynolds American, Inc.
7.250% due 06/01/2012	925	911
7.250% due 06/01/2013	1,450	1,425
7.625% due 06/01/2016	925	909

RH Donnelley Corp.
6.875% due 01/15/2013	250	231
8.875% due 01/15/2016	1,350	1,369

Rhodia S.A.
7.625% due 06/01/2010	750	746

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	600	591

Rogers Cable, Inc.
6.750% due 03/15/2015	1,560	1,494
8.750% due 05/01/2032	800	866

Roseton
7.270% due 11/08/2010	2,275	2,276
7.670% due 11/08/2016	2,325	2,321

Russell Corp.
9.250% due 05/01/2010	550	578

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2006 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

Sanmina-SCI Corp.
8.125% due 03/01/2016	$1,175	$1,152

SemGroup LP
8.750% due 11/15/2015	1,000	1,000

Seneca Gaming Corp.
7.250% due 05/01/2012	1,900	1,850

Sensata Technologies BV
8.000% due 05/01/2014	2,500	2,425

Smurfit Capital Funding PLC
7.500% due 11/20/2025	500	458

Smurfit-Stone Container Enterprises, Inc.
9.750% due 02/01/2011	430	444
8.375% due 07/01/2012	2,545	2,418

Solectron Global Finance Ltd.
8.000% due 03/15/2016	1,300	1,287

Sonat, Inc.
7.000% due 02/01/2018	500	468

Station Casinos, Inc.
6.500% due 02/01/2014	1,200	1,122
6.875% due 03/01/2016	2,500	2,344

Suburban Propane Partners LP
6.875% due 12/15/2013	2,750	2,585

Sungard Data Systems, Inc.
9.125% due 08/15/2013	3,050	3,180

Superior Essex Communications LLC
9.000% due 04/15/2012	500	510

Tenet Healthcare Corp.
7.375% due 02/01/2013	3,125	2,867

Triad Hospitals, Inc.
7.000% due 11/15/2013	2,275	2,224

Trinity Industries, Inc.
6.500% due 03/15/2014	780	764

TRW Automotive, Inc.
9.375% due 02/15/2013	2,025	2,162

United Airlines, Inc.
6.201% due 09/01/2008	177	177
6.602% due 09/01/2013	396	398

Unity Media GmbH
10.375% due 02/15/2015	750	720

US Airways Inc.
9.330% due 01/01/2024 (b)	84	1
9.625% due 09/01/2024 (b)	1,016	4

Valero Energy Corp.
7.800% due 06/14/2010	850	855

VWR International, Inc.
6.875% due 04/15/2012	460	442
8.000% due 04/15/2014	3,190	3,114

Williams Cos., Inc.
7.625% due 07/15/2019	3,950	4,029
7.875% due 09/01/2021	3,075	3,137
7.750% due 06/15/2031	650	644

Windstream Corp.
8.625% due 08/01/2016	1,050	1,079

Wynn Las Vegas LLC
6.625% due 12/01/2014	6,900	6,538

Xerox Corp.
7.200% due 04/01/2016	1,025	1,033

		254,517

UTILITIES 14.9%
AES Corp.
8.750% due 05/15/2013	$2,825	$3,037

American Cellular Corp.
10.000% due 08/01/2011	1,350	1,428

Cincinnati Bell, Inc.
7.250% due 07/15/2013	3,425	3,391
8.375% due 01/15/2014	1,970	1,950

Citizens Communications Co.
7.000% due 11/01/2025	75	62
9.000% due 08/15/2031	2,025	2,060
7.450% due 07/01/2035	250	213

CMS Energy Corp.
7.500% due 01/15/2009	375	382
7.750% due 08/01/2010	600	612
8.500% due 04/15/2011	1,000	1,048
6.300% due 02/01/2012	300	285

Edison Mission Energy
7.500% due 06/15/2013	750	739
7.750% due 06/15/2016	750	741

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	1,500	1,534
10.789% due 05/01/2013	500	508

Homer City Funding LLC
8.734% due 10/01/2026	983	1,096

IPALCO Enterprises, Inc.
8.375% due 11/14/2008	1,050	1,084
8.625% due 11/14/2011	490	522

Midwest Generation LLC
8.560% due 01/02/2016	4,784	5,026
8.750% due 05/01/2034	1,550	1,651

Mobile Telesystems Finance S.A.
8.375% due 10/14/2010	500	502
8.000% due 01/28/2012	450	440

MSW Energy Holdings II LLC
7.375% due 09/01/2010	650	653

MSW Energy Holdings LLC
8.500% due 09/01/2010	500	518

Northwestern Bell Telephone
7.750% due 05/01/2030	1,208	1,154

NRG Energy, Inc.
7.250% due 02/01/2014	2,775	2,713
7.375% due 02/01/2016	4,000	3,910

PSEG Energy Holdings LLC
8.500% due 06/15/2011	4,250	4,484

Qwest Capital Funding, Inc.
7.900% due 08/15/2010	1,650	1,650
7.250% due 02/15/2011	300	293

Qwest Corp.
8.875% due 03/15/2012	2,625	2,783
7.500% due 06/15/2023	1,000	943
7.200% due 11/10/2026	700	642

Reliant Energy, Inc.
9.250% due 07/15/2010	1,975	1,985
6.750% due 12/15/2014	3,075	2,844

Rogers Wireless, Inc.
7.250% due 12/15/2012	150	152
8.000% due 12/15/2012	520	534
7.500% due 03/15/2015	2,195	2,228

Rural Cellular Corp.
9.875% due 02/01/2010	1,275	1,318

Sierra Pacific Resources
7.803% due 06/15/2012		$975	$993
8.625% due 03/15/2014		500	532

South Point Energy Center LLC
8.400% due 05/30/2012		2,288	2,231

TECO Energy, Inc.
6.750% due 05/01/2015		1,000	978

Tenaska Alabama Partners LP
7.000% due 06/30/2021		2,266	2,220

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014		2,875	2,961

			67,030

Total Corporate Bonds & Notes (Cost $380,445)			373,744

CONVERTIBLE BONDS & NOTES 0.5%

BANKING & FINANCE 0.2%
Lehman Brothers Holdings, Inc.
1.383% due 06/15/2009		350	359
2.070% due 06/15/2009		350	347
3.119% due 06/15/2009		350	345

			1,051

UTILITIES 0.3%
CMS Energy Corp.
2.875% due 12/01/2024		1,075	1,152

Total Convertible Bonds & Notes (Cost $2,271)			2,203

SOVEREIGN ISSUES 0.3%
Brazilian Government International Bond
8.875% due 10/14/2019		50	56
8.750% due 02/04/2025		50	55
8.250% due 01/20/2034		1,100	1,157

Total Sovereign Issues (Cost $1,159)			1,268

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 3.7%
Cognis Holding GmbH
11.644% due 01/15/2015 (c)	EUR	112	138

Development Bank of Japan
2.875% due 12/20/2006	JPY	150,000	1,327

France Government International Bond
4.500% due 07/12/2006	EUR	1,500	1,919

JSG Funding PLC
10.125% due 10/01/2012		650	910

JSG Holding PLC
11.500% due 10/01/2015 (c)		1,252	1,652

Lighthouse International Co. S.A.
8.000% due 04/30/2014		2,220	3,006

Nordic Telephone
5.207% due 11/30/2014		550	711
5.707% due 11/30/2015		550	714

Nordic Telephone Co. Holdings ApS
8.250% due 05/01/2016		1,000	1,314

Rhodia S.A.
8.000% due 06/01/2010		1,000	1,334

SigmaKalon
4.742% due 06/30/2012		1,000	1,279

See Accompanying Notes	Semiannual Report	June 30, 2006	11

Schedule of Investments High Yield Portfolio (Cont.)

		PRINCIPAL
		AMOUNT	VALUE
		(000S)	(000S)

UPC Broadband Holding BV
5.000% due 03/31/2013	EC	500	$639
5.000% due 12/31/2013		500	639

UPC Holding BV
7.750% due 01/15/2014		200	241
8.625% due 01/15/2014		800	1,008

Total Foreign Currency-Denominated Issues (Cost $15,796)			16,831

		SHARES
CONVERTIBLE PREFERRED STOCK 0.1%
Chesapeake Energy Corp.
4.500% due 12/31/2049		5,000	468

Total Convertible Preferred Stock (Cost $499)			468

PREFERRED SECURITIES 1.2%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		2,050	2,086

Xerox Capital Trust I
8.000% due 02/01/2027		3,100,000	3,127

Total Preferred Stock (Cost $5,370)			5,213

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS (j) 7.4%

COMMERCIAL PAPER 3.6%
Societe Generale N.A.
5.250% due 07/05/2006		$300	300
5.245% due 08/08/2006		2,700	2,686

UBS Finance Delaware LLC
5.225% due 08/08/2006		6,000	5,969
5.250% due 08/08/2006		7,400	7,361

			16,316

REPURCHASE AGREEMENT 0.8%
State Street Bank
4.900% due 07/03/2006		$3,644	$3,644

(Dated 06/30/2006. Collateralized by Federal Home Loan Bank 4.875% due 07/02/2005 valued at $3,720. Repurchase proceeds are $3,645.)

BELGIUM TREASURY BILLS 2.7%
2.808% due 09/14/2006	EUR	9,500	12,083

SPAIN TREASURY BILLS 0.0%
3.004% due 12/22/2006		200	252

U.S. TREASURY BILLS 0.3%
4.725% due 08/31/2006 - 09/14/2006 (d)(e)(f)		$1,280	1,269

Total Short-Term Instruments (Cost $33,416)			33,564

Total Investments (a) 100.8% (Cost $459,918)			$454,275

Written Options (h) (0.0%) (Premiums $283)			(73)

Other Assets and Liabilities (Net) (0.8%)			(3,497)

Net Assets 100.0%			$450,705

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) As of June 30, 2006, portfolio securities with an aggregate market value of $8,370 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Security is in default.

(c) Payment in-kind bond security.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) Securities with an aggregate market value of $248 have been pledged as collateral for swap and swaption contracts on June 30, 2006.

(f) Securities with an aggregate market value of $1,021 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	844	$(1,651)

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2006 (Unaudited)

(g) Swap agreements outstanding on June 30, 2006:
Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	12/20/2006	$1,500	$24
Bank of America	Dow Jones CDX N.A. HY6 Index	Sell	3.450%	06/20/2011	900	18
Citibank N.A.	CMS Energy Corp. 8.500% due 04/05/2011	Sell	1.900%	06/20/2011	500	6
Citibank N.A.	CMS Energy Corp. 6.875% due 12/15/2015	Sell	1.720%	06/20/2011	1,000	5
Credit Suisse First Boston	CMS Energy Corp. 7.500% due 01/15/2009	Sell	1.800%	12/20/2010	625	6
Credit Suisse First Boston	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	5.350%	09/20/2011	1,000	27
Deutsche Bank AG	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.440%	06/20/2007	2,500	1
Goldman Sachs & Co.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.400%	03/20/2007	700	9
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%	12/20/2010	500	12
J.P. Morgan Chase & Co.	Lear Corp. 8.110% due 05/15/2009	Sell	7.750%	03/20/2007	1,400	59
J.P. Morgan Chase & Co.	Abitibi-Consolidated, Inc. 8.375% due 04/01/2015	Sell	1.500%	06/20/2007	500	0
Lehman Brothers, Inc.	Primedia, Inc. 8.875% due 05/15/2011	Sell	2.500%	03/20/2007	1,000	(1)
Merrill Lynch & Co., Inc.	AES Corp. 8.750% due 06/15/2008	Sell	0.950%	06/20/2007	1,300	3
Merrill Lynch & Co., Inc.	AES Corp. 8.750% due 06/15/2008	Sell	0.950%	06/20/2007	700	1
Morgan Stanley Dean Witter & Co.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.800%	06/20/2010	2,000	(14)
Morgan Stanley Dean Witter & Co.	Multiple reference entities of Gazprom	Sell	1.050%	04/20/2011	3,000	(29)

						$127

+ If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(h) Written options outstanding on June 30, 2006:
Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$108.000	08/25/2006	319	$113	$10
Call - CBOT U.S. Treasury 10-Year Note September Futures	107.000	08/25/2006	129	54	12
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	319	94	45
Put - CBOT U.S. Treasury 10-Year Note September Futures	102.000	08/25/2006	129	22	6

				$283	$73

(i) Restricted securities as of June 30, 2006:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	08/11/2003	$ 1,002	$1,005	0.22%
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	733	808	0.18%
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003	1,286	1,242	0.28%

				$ 3,021	$3,055	0.68%

(j) Forward foreign currency contracts outstanding on June 30, 2006:
Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Sell	EUR	11,581	07/2006	$ 0	$(262)	$(262)
Buy	JPY	545,951	08/2006	1	(26)	(25)

				$ 1	$(288)	$(287)

See Accompanying Notes	Semiannual Report	June 30, 2006	13

Notes to Financial Statements

1.  ORGANIZATION

The High Yield Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented in these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events when the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income.  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related or asset-backed securities are recorded as components of interest income in the Statement of Operations.

Dividends and Distributions to Shareholders.  Dividends from net investment income, if any, are declared on each day the Portfolio is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year. Most shareholders choose to reinvest their dividends and capital gain distribution in additional shares of the Portfolio.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in the Portfolio’s annual financial statements presented under GAAP.

14	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations.  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Bridge Debt Commitments.  At the period ended June 30, 2006, the Portfolio had $2,008,182 in commitments outstanding to fund high-yield bridge debt. The Portfolio is entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

Loan Participants and Assignments.  The Portfolio may invest in direct debt instruments which are interests in amounts owned by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the end of the period, the Portfolio had unfunded loan commitments of $2,008,182.

Delayed-Delivery Transactions.  The Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Federal Income Taxes.  The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency.  The accounting records of the Portfolio are maintained in U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollar based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
EUR	Euro
JPY	Japanese Yen

Forward Currency Transactions.  The Portfolio may enter into forward currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts.  The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Payment In-Kind Securities.  The portfolio may invest in payment in-kind securities. Payment in-kind securities (PIKs) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same term, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued

Semiannual Report	June 30, 2006	15

Notes to Financial Statements (Cont.)

interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment in the Statements of Assets and Liabilities.

Options Contracts.  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Certain options may be written with premiums to determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements.  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted Securities.  The Portfolio is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Swap Agreements.  The Portfolio may engage in swap transactions, including, but not limited to, swap agreements on credit default to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of a credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for federal income tax purposes is uncertain. Were the Internal Revenue Service in take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for federal income tax purposes, payments received by the Portfolio from such investments might be subject to income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Guarantees and Indemnifications.  Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

New Accounting Policies.  In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the application of the Interpretation to the Portfolio and will provide additional information in relation to the Interpretation in the Portfolio’s annual financial statements for the year ending December 31, 2006.

3.  FEES, EXPENSES, AND RELATED PARTY TRANSACTIONS

Investment Advisory Fee.  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the

16	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

“Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee.  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee is charged at the annual rate of 0.35%.

Distribution and Servicing Fees.  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

For the current period ended June 30, 2006, each unaffiliated Trustee received an annual retainer of $15,000, plus $2,000 for each Board of Trustees quarterly meeting attended, $500 for each Board of Trustees committee meeting attended and $500 for each special board meeting attended, plus reimbursement of related expenses. In addition, each Committee Chair received an additional annual retainer of $500 and each Audit Committee Chair received an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2006 were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$227,130	$218,953

5.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	# of Contracts	Notional Amount in $	Premium
Balance at 12/31/2005	707	$17,000	$285
Sales	2,167	1,500	638
Closing Buys	(1,978)	(18,500)	(640)
Expirations	0	0	0
Exercised	0	0	0
Balance at 06/30/2006	896	$0	$283

6.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2006		Year Ended 12/31/2005
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	43	$360	42	$336
Administrative Class	7,675	62,810	20,365	167,640
Advisor Class	1	10	0	0
Issued as reinvestment of distributions
Institutional Class	4	29	4	37
Administrative Class	2,019	16,529	3,377	27,827
Advisor Class	0	0	0	0
Cost of shares redeemed
Institutional Class	(1)	(12)	(3)	(25)
Administrative Class	(9,932)	(80,878)	(16,769)	(138,029)
Advisor Class	0	0	0	0
Net increase (decrease) resulting from Portfolio share transactions	(191)	$(1,152)	7,016	$57,786

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	94
Administrative Class	3	79	*
Advisor Class	1	100

* Allianz Life Insurance Co. of North America, an indirect wholly subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio, and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

Semiannual Report	June 30, 2006	17

Notes to Financial Statements (Cont.)

7.  FEDERAL INCOME TAX MATTERS

As of June 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 5,358	$ (11,001)	$ (5,643)

8.  REGULATORY AND LITIGATION MATTERS

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the PIMCO Funds, the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees and employees of the PIMCO Funds, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds themselves against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote PIMCO Funds and the Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Portfolios of the Trust. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the PIMCO Funds have been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

Certain Portfolios of the Trust were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain Portfolios of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain Portfolios of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Portfolios. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolios or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolios.

18	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Administrative

Semiannual Report June 30, 2006

PIMCO

PIMCO Variable Insurance Trust

Long-Term U.S. Government Portfolio

A company of Allianz Global Investors

Share Class Administrative

Semiannual Report June 30, 2006

PIMCO Variable Insurance Trust

Long-Term U.S. Government Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust covering the six-month period ended June 30, 2006.

Highlights of the global bond markets during the six-month period included:

■	Most fixed-income sectors lost ground during the first half of 2006, as concern about accelerating inflation and central bank tightening pushed interest rates higher worldwide. The benchmark Lehman Brothers Aggregate Bond Index (which includes Treasury, Investment-Grade Corporate, and Residential Mortgage-Backed Securities) returned -0.72% for the first six months of the year. On June 30, the benchmark ten-year Treasury yielded 5.14%, 0.75% higher than at the start of the year. The U.S. yield curve remained flat as shorter-maturity yields rose by a comparable amount.

■	The Federal Reserve tightened four times during the reporting period, bringing the Federal Funds Rate to 5.25%. The increase near the end of the period was the Federal Reserve’s 17th consecutive rate hike since the start of its tightening cycle in 2004. The Federal Reserve was not alone, as central banks in Europe, India, and China tightened credit in unison for the first time since 2000. The Bank of Japan, whose zero-interest-rate policy has flooded global markets with liquidity, looked set to reverse this policy in the coming months.

In these pages please find a more complete Portfolio review as it relates to financial-market activities, as well as details about total-return investment performance for the six-month reporting period. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2006

Semiannual Report	June 30, 2006	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the Long-Term U.S. Government Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, market risk, issuer risk, derivatives risk, mortgage risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Examples would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2006 to Semiannual.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel or litigation expense).

Portfolio Benchmark

Lehman Brothers Long-Term Treasury consists of U.S. Treasury issues with maturities of 10 or more years. It is not possible to invest directly in such an unmanaged index.

Semiannual Report	June 30, 2006	3

PIMCO Long-Term U.S. Government Portfolio

Cumulative Returns Through June 30, 2006

                Long-Term U.S. Government         Lehman Brothers
                Portfolio Administrative        Long Term Treasury
                         Class                         Index
                -------------------------       ------------------
04/30/1999               $10,000                      $10,000
05/31/1999                 9,882                        9,843
06/30/1999                 9,766                        9,739
07/31/1999                 9,730                        9,692
08/31/1999                 9,672                        9,654
09/30/1999                 9,758                        9,726
10/31/1999                 9,754                        9,731
11/30/1999                 9,686                        9,665
12/31/1999                 9,572                        9,521
01/31/2000                 9,680                        9,657
02/29/2000                 9,944                        9,949
03/31/2000                10,257                       10,289
04/30/2000                10,164                       10,207
05/31/2000                10,119                       10,170
06/30/2000                10,372                       10,391
07/31/2000                10,582                       10,570
08/31/2000                10,837                       10,811
09/30/2000                10,719                       10,680
10/31/2000                10,933                       10,846
11/30/2000                11,270                       11,189
12/31/2000                11,605                       11,452
01/31/2001                11,660                       11,472
02/28/2001                11,886                       11,668
03/31/2001                11,831                       11,609
04/30/2001                11,488                       11,294
05/31/2001                11,513                       11,308
06/30/2001                11,609                       11,406
07/31/2001                12,079                       11,830
08/31/2001                12,366                       12,083
09/30/2001                12,503                       12,174
10/31/2001                13,117                       12,771
11/30/2001                12,517                       12,164
12/31/2001                12,285                       11,936
01/31/2002                12,479                       12,089
02/28/2002                12,701                       12,230
03/31/2002                12,176                       11,736
04/30/2002                12,675                       12,182
05/31/2002                12,736                       12,219
06/30/2002                12,945                       12,439
07/31/2002                13,333                       12,822
08/31/2002                13,864                       13,382
09/30/2002                14,351                       13,940
10/31/2002                13,912                       13,539
11/30/2002                13,842                       13,390
12/31/2002                14,446                       13,938
01/31/2003                14,368                       13,891
02/28/2003                14,793                       14,312
03/31/2003                14,608                       14,132
04/30/2003                14,780                       14,275
05/31/2003                15,578                       15,078
06/30/2003                15,351                       14,848
07/31/2003                14,062                       13,520
08/31/2003                14,286                       13,735
09/30/2003                15,106                       14,451
10/31/2003                14,728                       14,049
11/30/2003                14,813                       14,116
12/31/2003                15,009                       14,284
01/31/2004                15,245                       14,529
02/29/2004                15,593                       14,819
03/31/2004                15,865                       15,044
04/30/2004                14,957                       14,200
05/31/2004                14,856                       14,130
06/30/2004                14,984                       14,259
07/31/2004                15,276                       14,501
08/31/2004                15,858                       15,039
09/30/2004                15,949                       15,166
10/31/2004                16,170                       15,389
11/30/2004                15,765                       15,046
12/31/2004                16,145                       15,385
01/31/2005                16,472                       15,773
02/28/2005                16,222                       15,569
03/31/2005                16,121                       15,465
04/30/2005                16,646                       15,994
05/31/2005                17,070                       16,410
06/30/2005                17,290                       16,656
07/31/2005                16,792                       16,219
08/31/2005                17,315                       16,691
09/30/2005                16,767                       16,212
10/31/2005                16,447                       15,913
11/30/2005                16,550                       16,012
12/31/2005                16,912                       16,385
01/31/2006                16,803                       16,235
02/28/2006                16,865                       16,350
03/31/2006                16,302                       15,793
04/30/2006                16,029                       15,485
05/31/2006                15,975                       15,486
06/30/2006                16,046                       15,605

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Sector Breakdown‡

U.S. Treasury Obligations	33.6%
U.S. Government Agencies	31.7%
Short-Term Instruments	11.9%
Mortgage-Backed Securities	11.4%
Other	11.4%

‡	% of Total Investments as of June 30, 2006

Average Annual Total Return for the period ended June 30, 2006
	6 Months*	1 Year	5 Years	Since Inception (04/30/99)
PIMCO Long-Term U.S. Government Portfolio Administrative Class	-5.12%	-7.20%	6.68%	6.82%
Lehman Brothers Long-Term Treasury Index	-4.76%	-6.31%	6.47%	6.41%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/06)	$1,000.00	$1,000.00
Ending Account Value (06/30/06)	$948.80	$1,021.72
Expenses Paid During Period†	$3.00	$3.11

† Expenses are equal to the Portfolio’s Administrative Class annualized expense ratio of 0.62%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for a description of the Portfolio’s benchmark and an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO Long-Term U.S. Government Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed-Income Securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”).

»	The Portfolio’s emphasis on the short-term portion of the curve, especially the 0-1 year maturity bucket, throughout the six-month reporting period ended June 30, 2006 was a negative for relative performance because these rates rose the most as the yield curve flattened.

»	Because swap spreads widened over the first six months of 2006, the modest allocation to interest rate swaps negatively impacted returns relative to the benchmark.

»	An out-of-benchmark allocation to structured mortgages had a positive effect on relative performance as mortgages outperformed long-term Treasuries over the six-month reporting period ended June 30, 2006.

»	Long municipal bonds outperformance versus Treasuries with a similar duration was positive for the Portfolio’s relative performance during the six-month period due to a modest out-of-benchmark allocation to long municipal bonds.

»	A modest out-of-benchmark allocation to short Treasury Inflation-Protected Securities (“TIPS”) was positive for the six-month period ended June 30, 2006 while the modest out-of-benchmark allocation to long TIPS was negative as they respectively outperformed and underperformed long-term Treasuries. Overall, TIPS were positive over the six-month reporting period.

4	PIMCO Variable Insurance Trust

Financial Highlights Long-Term U.S. Government Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2006+		12/31/2005	12/31/2004		12/31/2003		12/31/2002		12/31/2001

Administrative Class
Net asset value beginning of period	$11.00		$11.19	$11.01		$11.09		$10.27		$10.56
Net investment income (a)	0.22		0.40	0.33		0.30		0.44		0.51
Net realized/unrealized gain (loss) on investments (a)	(0.78)		0.12	0.49		0.12		1.31		0.09
Total income (loss) from investment operations	(0.56)		0.52	0.82		0.42		1.75		0.60
Dividends from net investment income	(0.22)		(0.40)	(0.34)		(0.33)		(0.44)		(0.52)
Distributions from net realized capital gains	0.00		(0.31)	(0.30)		(0.17)		(0.49)		(0.37)
Total distributions	(0.22)		(0.71)	(0.64)		(0.50)		(0.93)		(0.89)
Net asset value end of period	$10.22		$11.00	$11.19		$11.01		$11.09		$10.27
Total return	(5.12)%		4.75%	7.57%		3.90%		17.59%		5.86%
Net assets end of period (000s)	$81,589		$89,426	$92,122		$94,003		$92,256		$33,013
Ratio of expenses to average net assets	0.62	%*(d)	0.65%	0.66	%(c)	0.66	%(c)	0.65	%(b)	0.65	%(b)
Ratio of net investment income to average net assets	4.17	%*	3.52%	2.93%		2.72%		4.05%		4.75%
Portfolio turnover rate	551%		533%	237%		619%		586%		457%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.66%.

(c) Ratio of expenses to average net assets excluding interest expense is 0.62%.

(d) Effective October 31, 2005, the advisory fee was reduced to 0.225%.

See Accompanying Notes	Semiannual Report	June 30, 2006	5

Statement of Assets and Liabilities Long-Term U.S. Government Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2006 (Unaudited)

Assets:
Investments, at value	$103,633
Cash	5
Receivable for investments sold	4,479
Receivable for investments sold on delayed-delivery basis	28,809
Receivable for Portfolio shares sold	84
Interest and dividends receivable	1,131
Variation margin receivable	229
Swap premiums paid	803
Unrealized appreciation on swap agreements	265
139,438

Liabilities:
Payable for investments purchased	$3,360
Payable for investments purchased on delayed-delivery basis	48,810
Payable for short sales	3,001
Payable for Portfolio shares redeemed	4
Written options outstanding	260
Accrued investment advisory fee	16
Accrued administration fee	18
Accrued servicing fee	9
Swap premiums received	1,590
Unrealized depreciation on swap agreements	146
57,214

Net Assets	$82,224

Net Assets Consist of:
Paid in capital	$86,590
Undistributed net investment income	70
Accumulated undistributed net realized (loss)	(2,709)
Net unrealized (depreciation)	(1,727)
$82,224

Net Assets:
Institutional Class	$635
Administrative Class	81,589

Shares Issued and Outstanding:
Institutional Class	62
Administrative Class	7,986

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$10.22
Administrative Class	10.22

Cost of Investments Owned	$105,230
Proceeds Received on Short Sales	$2,989
Premiums Received on Written Options	$216

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations Long-Term U.S. Government Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Interest	$2,031
Total Income	2,031

Expenses:
Investment advisory fees	95
Administration fees	105
Distribution and/or servicing fees – Administrative Class	63
Trustees’ fees	1
Interest expense	1
Total Expenses	265

Net Investment Income	1,766

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(2,354)
Net realized (loss) on futures contracts, options and swaps	(1,485)
Net change in unrealized (depreciation) on investments	(2,095)
Net change in unrealized (depreciation) on futures contracts, options and swaps	(431)
Net (Loss)	(6,365)

Net (Decrease) in Net Assets Resulting from Operations	$(4,599)

See Accompanying Notes	Semiannual Report	June 30, 2006	7

Statements of Changes in Net Assets Long-Term U.S. Government Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$1,766	$3,214
Net realized gain (loss)	(3,839)	2,492
Net change in unrealized (depreciation)	(2,526)	(1,461)
Net increase (decrease) resulting from operations	(4,599)	4,245

Distributions to Shareholders:
From net investment income
Institutional Class	(11)	(13)
Administrative Class	(1,755)	(3,237)
From net realized capital gains
Institutional Class	0	(11)
Administrative Class	0	(2,439)

Total Distributions	(1,766)	(5,700)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	342	261
Administrative Class	3,885	6,964
Issued as reinvestment of distributions
Institutional Class	11	24
Administrative Class	1,755	5,676
Cost of shares redeemed
Institutional Class	(79)	(195)
Administrative Class	(7,142)	(13,891)
Net (decrease) resulting from Portfolio share transactions	(1,228)	(1,161)

Total Decrease in Net Assets	(7,593)	(2,616)

Net Assets:
Beginning of period	89,817	92,433
End of period*	$82,224	$89,817

*Including undistributed net investment income of:	$70	$70

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Long-Term U.S. Government Portfolio	June 30, 2006 (Unaudited)

PRINCIPAL
AMOUNT	VALUE
(000S)	(000S)

CORPORATE BONDS & NOTES 5.1%

BANKING & FINANCE 4.3%
Allstate Life Global Funding Trusts
5.160% due 01/25/2008	$200	$200

Citigroup, Inc.
5.166% due 01/30/2009	600	600

Lehman Brothers Holdings, Inc.
5.180% due 01/23/2009	1,400	1,402

Pricoa Global Funding I
5.180% due 01/25/2008	200	200

U.S. Trade Funding Corp.
4.260% due 11/15/2014	743	714

Wells Fargo & Co.
5.509% due 03/23/2010	400	400

		3,516

INDUSTRIALS 0.5%
DaimlerChrysler N.A. Holding Corp.
5.740% due 03/13/2009	400	401

UTILITIES 0.3%
Verizon Global Funding Corp.
5.300% due 08/15/2007	300	300

Total Corporate Bonds & Notes (Cost $4,243)		4,217

MUNICIPAL BONDS & NOTES 1.6%
Chicago, Illinois Motor Fuel Tax Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 01/01/2033	200	204

Dawson Ridge, Colorado Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	800	361

Detroit, Michigan School District General Obligation Bonds, (FGID Q-SBLF Insured), Series 2003
5.000% due 05/01/2033	100	101

Irving, Texas Independent School District General Obligation Notes, (PSF Insured), Series 2003
5.000% due 02/15/2031	200	203

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2002
5.125% due 06/15/2034	200	205

San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2032	250	252

Total Municipal Bonds & Notes (Cost $1,289)		1,326

U.S. GOVERNMENT AGENCIES 39.9%
Fannie Mae
4.500% due 09/01/2035	473	429
5.000% due 11/01/2019 - 08/25/2033 (b)	616	588
5.249% due 04/26/2035	9	9
5.250% due 06/15/2008	11,100	11,060
5.375% due 02/25/2022	150	138
5.402% due 07/25/2035	900	901
5.500% due 07/13/2036	900	864
5.794% due 08/25/2021	27	27
5.800% due 02/09/2026	500	483
5.944% due 08/25/2022	15	15
6.080% due 09/01/2028	64	68
6.222% due 04/25/2032	36	37
6.244% due 04/25/2021	21	21

Federal Farm Credit Bank
5.150% due 03/25/2020	$250	$236

Federal Home Loan Bank
3.875% due 10/23/2006	2,000	1,991
4.000% due 07/14/2008	1,000	971
5.120% due 01/10/2013	5,000	4,839
6.000% due 02/12/2021	50	51
6.125% due 06/08/2018	80	83

Federal Housing Administration
6.896% due 07/01/2020	464	462

Freddie Mac
3.750% due 11/15/2006	2,000	1,988
4.500% due 05/15/2025	400	355
5.000% due 03/18/2014 - 09/15/2035 (b)	2,000	1,819
5.211% due 10/25/2044	258	259
5.400% due 03/17/2021	1,000	950
5.500% due 08/15/2030 - 06/15/2034 (b)	1,003	930
5.625% due 11/23/2035	900	823
5.950% due 02/15/2027	22	22
6.250% due 02/15/2021	29	29
7.000% due 07/15/2023 - 12/01/2031 (b)	90	93

Government National Mortgage Association
4.500% due 08/20/2030	27	27
6.000% due 08/20/2033	1,185	1,140

Small Business Administration Participation Certificates
5.240% due 08/01/2023	865	842

Tennessee Valley Authority
5.375% due 04/01/2056	300	285

Total U.S. Government Agencies (Cost $33,361)		32,835

U.S. TREASURY OBLIGATIONS 42.4%
Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007	191	191
2.375% due 01/15/2025	962	937
2.000% due 01/15/2026 (f)	1,523	1,395

U.S. Treasury Bond
6.250% due 08/15/2023	8,500	9,377

U.S. Treasury Note
4.125% due 08/15/2010	15,800	15,238

U.S. Treasury Strip
0.000% due 08/15/2019 (c)	15,400	7,725

Total U.S. Treasury Obligations (Cost $35,874)		34,863

MORTGAGE-BACKED SECURITIES 14.3%
Bear Stearns Adjustable Rate Mortgage Trust
5.062% due 03/25/2033	596	590
5.306% due 03/25/2033	173	171
4.812% due 01/25/2034	98	96
4.750% due 10/25/2035	500	480
4.750% due 11/25/2035	431	423

Bear Stearns Alt-A Trust
5.602% due 02/25/2034	48	48

Countrywide Alternative Loan Trust
5.500% due 10/25/2033	1,163	1,040
5.532% due 05/25/2035	329	329

Countrywide Home Loan Mortgage Pass-Through Trust
5.642% due 03/25/2035	532	535
5.662% due 06/25/2035	3,310	3,309

CS First Boston Mortgage Securities Corp.
6.230% due 11/25/2032	$31	$31
5.872% due 04/25/2033	41	41

First Republic Mortgage Loan Trust
5.549% due 11/15/2031	331	333

Freddie Mac
7.275% due 07/25/2011	154	152

Harborview Mortgage Loan Trust
5.472% due 05/19/2035	273	273

Impac CMB Trust
5.249% due 09/25/2034	805	772

LB-UBS Commercial Mortgage Trust
5.401% due 03/15/2026	21	21
2.720% due 03/15/2027	574	556

MASTR Asset Securitization Trust
5.500% due 09/25/2033	462	442

Residential Accredit Loans, Inc.
5.722% due 01/25/2033	56	56
5.722% due 03/25/2033	118	118

Residential Funding Mortgage Security I
6.500% due 03/25/2032	107	107

Sequoia Mortgage Trust
5.607% due 06/20/2032	85	85
5.617% due 07/20/2033	536	538

Structured Asset Mortgage Investments, Inc.
5.582% due 09/19/2032	645	646
5.672% due 06/18/2033	171	171

Washington Mutual MSC Mortgage Pass-Through Certificates
6.218% due 02/25/2031	49	49
5.374% due 02/25/2033	39	38
6.391% due 02/25/2033	28	28
6.556% due 05/25/2033	38	38

Washington Mutual, Inc.
5.552% due 04/25/2045	259	260

Total Mortgage-Backed Securities (Cost $11,908)		11,776

ASSET-BACKED SECURITIES 3.5%
AAA Trust
5.422% due 04/25/2035	46	46

Accredited Mortgage Loan Trust
5.422% due 07/25/2035	11	11

ACE Securities Corp.
5.442% due 02/25/2035	3	3

Bayview Financial Acquisition Trust
5.791% due 08/28/2034	250	250

Bear Stearns Asset-Backed Securities, Inc.
5.822% due 11/25/2042	246	247

Chase Funding Mortgage Loan Asset-Backed Certificates
5.822% due 10/25/2031	31	31

First Franklin Mortgage Loan Asset-Backed Certificates
5.563% due 11/25/2034	9	9

Home Equity Mortgage Trust
5.442% due 07/25/2035	25	25

LA Arena Funding LLC
7.656% due 12/15/2026	89	92

See Accompanying Notes	Semiannual Report	June 30, 2006	9

Schedule of Investments Long-Term U.S. Government Portfolio (Cont.)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

Peco Energy Transition Trust
6.130% due 03/01/2009	$1	$1

Renaissance Home Equity Loan Trust
5.762% due 08/25/2033	16	16
5.822% due 12/25/2033	92	93

Residential Asset Mortgage Products, Inc.
5.422% due 11/25/2024	104	104
5.402% due 05/25/2026	872	872

Residential Asset Securities Corp.
5.692% due 01/25/2033	156	157

SMS Student Loan Trust
5.636% due 10/27/2025	71	71

Specialty Underwriting & Residential Finance
5.662% due 01/25/2034	12	12

Structured Asset Securities Corp.
5.612% due 01/25/2033	22	22
5.453% due 12/25/2035	663	664

White River Capital, Inc.
4.590% due 07/08/2008	25	25

Whole Auto Loan Trust
3.040% due 04/15/2009	156	156

Total Asset-Backed Securities (Cost $2,903)		2,907

SOVEREIGN ISSUES 4.0%
Financing Corp. Fico
10.700% due 10/06/2017	650	926

Overseas Private Investment Corp.
3.800% due 08/15/2007	1,000	1,135
5.140% due 08/15/2007	830	826
4.736% due 03/15/2022	400	371

Total Sovereign Issues (Cost $3,236)		3,258

	NOTIONAL AMOUNT
PURCHASED CALL OPTIONS 0.0%
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 5.500% Exp. 06/30/2007	3,300	16

	# OF CONTRACTS
U.S. Treasury 10- Year Notes September Futures (CBOT)
Strike @ $111.000 Exp. 08/24/2006	282	5
U.S. Treasury 5-Year Note September Futures (CBOT)
Strike @ $106.500 Exp. 08/25/2006	78	$1

Total Purchased Call Options (Cost $23)		22

PURCHASED PUT OPTIONS 0.1%
90-Day Eurodollar December Futures (CME)
Strike @ $91.750 Exp. 12/18/2006	46	0
Strike @ $92.000 Exp. 12/18/2006	60	0
Strike @ $92.750 Exp. 12/18/2006	41	0
Strike @ $94.000 Exp. 12/18/2006	253	18
Strike @ $94.000 Exp. 12/17/2007	109	44

90-Day Eurodollar June Futures (CME)
Strike @ $91.250 Exp. 06/18/2007	15	0

90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007	20	0

90-Day Eurodollar September Futures (CME)
Strike @ $92.500 Exp. 09/18/2006	22	0

U.S. Treasury 30-Year Bond September Futures (CBOT)
Strike @ $93.000 Exp. 08/25/2006	135	2
Strike @ $97.000 Exp. 08/25/2006	89	2

Total Purchased Put Options (Cost $25)		66

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 15.1%

CERTIFICATE OF DEPOSIT 0.4%
Countrywide Bank N.A.
5.209% due 09/15/2006	$300	300

COMMERCIAL PAPER 6.0%
Countrywide Funding Corp.
4.911% due 10/18/2006	500	500

Fannie Mae
4.809% due 07/05/2006	2,200	2,199

Federal Home Loan Bank
5.030% due 07/03/2006	2,200	2,200

		4,899

REPURCHASE AGREEMENTS 5.5%
Credit Suisse First Boston
4.580% due 07/03/2006	$1,800	$1,800
(Dated 06/30/2006. Collateralized by U.S. Treasury Notes 4.000% due 06/15/2009 valued at $1,851. Repurchase proceeds are $1,801.)

Lehman Brothers, Inc.
4.600% due 07/03/2006	2,400	2,400
(Dated 06/30/2006. Collateralized by U.S. Treasury Notes 3.250% due 08/15/2007 valued at $2,452. Repurchase proceeds are $2,401.)

State Street Bank
4.900% due 07/03/2006	324	324
(Dated 06/30/2006. Collateralized by Freddie Mac 2.75% due 07/02/2009 valued at $333. Repurchase proceeds are $324.)

		4,524

U.S. TREASURY BILLS 3.2%
4.790% due 08/31/2006 - 09/14/2006 (b)(e)(f)	2,670	2,640

Total Short-Term Instruments (Cost $12,368)		12,363

Total Investments (a) 126.0% (Cost $105,230)		$103,633

Written Options (h) (0.3%) (Premiums $216)		(260)

Other Assets and Liabilities (Net) (25.7%)		(21,149)

Net Assets 100.0%		$82,224

Notes to Schedule of Investments (amounts in thousands, except number of contracts):
(a) As of June 30, 2006, portfolio securities with an aggregate market value of $2,121 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) Principal only security.

(d) Principal amount of security is adjusted for inflation.

(e) Securities with an aggregate market value of $1,484 have been pledged as collateral for swap and swaption contracts on June 30, 2006.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2006 (Unaudited)

(f) Securities with an aggregate market value of $1,052 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	200	$(108)
90-Day Eurodollar March Futures	Long	03/2007	58	(31)
U.S. Treasury 5-Year Note September Futures	Short	09/2006	25	14
U.S. Treasury 10-Year Note September Futures	Short	09/2006	74	35
U.S. Treasury 30-Year Bond September Futures	Long	09/2006	321	(125)

				$(215)

(g) Swap agreements outstanding on June 30, 2006:
Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	12/20/2036	$900	$(8)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2036	3,400	(31)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2036	6,400	(107)
Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.000%	12/20/2016	17,300	212
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	12/20/2008	6,600	6
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011	17,700	47

						$119

(h) Written options outstanding on June 30, 2006:
Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 20-Year Note September Futures	$110.000	08/25/2006	43	$22	$8
Put - CBOT U.S. Treasury 20-Year Note September Futures	103.000	08/25/2006	43	13	8
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	88	37	133

				$72	$149

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Receive	4.500%	05/02/2008	$700	$14	$2
Put - OTC 7-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	5.500%	05/02/2008	700	17	21
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.500%	05/02/2008	1,500	33	4
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.500%	05/02/2008	1,500	35	45
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.500%	05/02/2008	700	14	2
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	5.500%	05/02/2008	700	16	21
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007	1,400	15	16

							$144	$111

(i) Short sales outstanding on June 30, 2006:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Valueà
Fannie Mae	6.000%	07/13/2036	$2,000	$1,980	$1,969
U.S. Treasury Bond	5.375%	02/15/2031	200	208	207
U.S. Treasury Bond	4.500%	02/15/2036	900	801	825

				$2,989	$3,001

à Market value includes $22 of interest payable on short sales.

See Accompanying Notes	Semiannual Report	June 30, 2006	11

Notes to Financial Statements

1.  ORGANIZATION

The Long-Term U.S. Government Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented in these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events. When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income.  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related or asset-backed securities are recorded as components of interest income in the Statement of Operations.

Dividends and Distributions to Shareholders.  Dividends from net investment income, if any, are declared on each day the Portfolio is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year. Most shareholders choose to reinvest their dividends and capital gain distribution in additional shares of the Portfolio.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in the Portfolio’s annual financial statements presented under GAAP.

12	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations.  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Delayed-Delivery Transactions.  The Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Federal Income Taxes.  The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Futures Contracts.  The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Inflation-Indexed Bonds.  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Options Contracts.  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Certain options may be written with premiums to determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements.  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Short Sales.  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability in the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Mortgage-Related and Other Asset-Backed Securities.  The Portfolio may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO

Semiannual Report	June 30, 2006	13

Notes to Financial Statements (Cont.)

residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs are included in interest income in the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income in the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Swap Agreements.  The Portfolio may engage in swap transactions, including, but not limited to, swap agreements on interest rate to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

U.S. Government Agencies or Government-Sponsored Enterprises.  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

Guarantees and Indemnifications.  Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

New Accounting Policies.  In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the application of the Interpretation to the Portfolio and will provide additional information in relation to the Interpretation in the Portfolio’s annual financial statements for the year ending December 31, 2006.

3.  FEES, EXPENSES, AND RELATED PARTY TRANSACTIONS

Investment Advisory Fee.  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.225%.

Administration Fee.  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee is charged at the annual rate of 0.25%.

Distribution and Servicing Fees.  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

Expenses.  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval

14	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

For the current period ended June 30, 2006, each unaffiliated Trustee received an annual retainer of $15,000, plus $2,000 for each Board of Trustees quarterly meeting attended, $500 for each Board of Trustees committee meeting attended and $500 for each special board meeting attended, plus reimbursement of related expenses. In addition, each Committee Chair received an additional annual retainer of $500 and each Audit Committee Chair received an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2006 were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$576,682	$593,972	$4,345	$1,148

5.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	# of Contracts	Notional Amount in $	Premium
Balance at 12/31/2005	92	$5,800	$170
Sales	132	1,400	70
Closing Buys	0	0	0
Expirations	(50)	0	(24)
Exercised	0	0	0
Balance at 06/30/2006	174	$7,200	$216

6.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2006		Year Ended 12/31/2005
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	33	$342	23	$261
Administrative Class	373	3,885	612	6,964
Issued as reinvestment of distributions
Institutional Class	1	11	2	24
Administrative Class	168	1,755	510	5,676
Cost of shares redeemed
Institutional Class	(8)	(79)	(17)	(195)
Administrative Class	(680)	(7,142)	(1,227)	(13,891)
Net decrease resulting from Portfolio share transactions	(113)	$(1,228)	(97)	$(1,161)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	98
Administrative Class	3	94

7.  FEDERAL INCOME TAX MATTERS

As of June 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 245	$ (1,842)	$ (1,597)

8.  REGULATORY AND LITIGATION MATTERS

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Semiannual Report	June 30, 2006	15

Notes to Financial Statements (Cont.)

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the PIMCO Funds, the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees and employees of the PIMCO Funds, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds themselves against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the PIMCO Funds and Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Portfolios of the Trust. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the PIMCO Funds have been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

Certain Portfolios of the Trust were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain Portfolios of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain Portfolios of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Portfolios. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolios or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolios.

16	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Institutional

Semiannual Report June 30, 2006

PIMCO

PIMCO Variable Insurance Trust

Long-Term U.S. Government Portfolio

A company of Allianz Global Investors

Share Class Institutional

Semiannual Report June 30, 2006

PIMCO Variable Insurance Trust

Long-Term U.S. Government Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust covering the six-month period ended June 30, 2006.

Highlights of the global bond markets during the six-month period included:

■	Most fixed-income sectors lost ground during the first half of 2006, as concern about accelerating inflation and central bank tightening pushed interest rates higher worldwide. The benchmark Lehman Brothers Aggregate Bond Index (which includes Treasury, Investment-Grade Corporate, and Residential Mortgage-Backed Securities) returned -0.72% for the first six months of the year. On June 30, the benchmark ten-year Treasury yielded 5.14%, 0.75% higher than at the start of the year. The U.S. yield curve remained flat as shorter-maturity yields rose by a comparable amount.

■	The Federal Reserve tightened four times during the reporting period, bringing the Federal Funds Rate to 5.25%. The increase near the end of the period was the Federal Reserve’s 17th consecutive rate hike since the start of its tightening cycle in 2004. The Federal Reserve was not alone, as central banks in Europe, India, and China tightened credit in unison for the first time since 2000. The Bank of Japan, whose zero-interest-rate policy has flooded global markets with liquidity, looked set to reverse this policy in the coming months.

In these pages please find a more complete Portfolio review as it relates to financial-market activities, as well as details about total-return investment performance for the six-month reporting period. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2006

Semiannual Report	June 30, 2006	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the Long-Term U.S. Government Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, market risk, issuer risk, derivatives risk, mortgage risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Examples would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2006 to Semiannual.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel or litigation expense).

Portfolio Benchmark

Lehman Brothers Long-Term Treasury consists of U.S. Treasury issues with maturities of 10 or more years. It is not possible to invest directly in such an unmanaged index.

Semiannual Report	June 30, 2006	3

PIMCO Long-Term U.S. Government Portfolio

Cumulative Returns Through June 30, 2006

                     Long-Term U.S. Government          Lehman Brothers Long
                    Portfolio Institutional Class        Term Treasury Index
                    -----------------------------        -------------------
 04/30/2000                  $10,000                           $10,000
 05/31/2000                    9,957                             9,964
 06/30/2000                   10,207                            10,180
 07/31/2000                   10,414                            10,355
 08/31/2000                   10,668                            10,591
 09/30/2000                   10,552                            10,463
 10/31/2000                   10,765                            10,626
 11/30/2000                   11,097                            10,962
 12/31/2000                   11,429                            11,220
 01/31/2001                   11,485                            11,239
 02/28/2001                   11,708                            11,431
 03/31/2001                   11,657                            11,374
 04/30/2001                   11,320                            11,065
 05/31/2001                   11,346                            11,079
 06/30/2001                   11,443                            11,174
 07/31/2001                   11,908                            11,590
 08/31/2001                   12,192                            11,838
 09/30/2001                   12,328                            11,927
 10/31/2001                   12,935                            12,512
 11/30/2001                   12,346                            11,918
 12/31/2001                   12,118                            11,694
 01/31/2002                   12,311                            11,844
 02/28/2002                   12,532                            11,982
 03/31/2002                   12,016                            11,498
 04/30/2002                   12,509                            11,935
 05/31/2002                   12,572                            11,972
 06/30/2002                   12,779                            12,187
 07/31/2002                   13,164                            12,562
 08/31/2002                   13,690                            13,111
 09/30/2002                   14,173                            13,657
 10/31/2002                   13,741                            13,265
 11/30/2002                   13,674                            13,118
 12/31/2002                   14,272                            13,656
 01/31/2003                   14,197                            13,609
 02/28/2003                   14,618                            14,021
 03/31/2003                   14,437                            13,845
 04/30/2003                   14,609                            13,986
 05/31/2003                   15,400                            14,772
 06/30/2003                   15,178                            14,547
 07/31/2003                   13,905                            13,246
 08/31/2003                   14,128                            13,457
 09/30/2003                   14,941                            14,158
 10/31/2003                   14,569                            13,764
 11/30/2003                   14,655                            13,830
 12/31/2003                   14,850                            13,995
 01/31/2004                   15,086                            14,235
 02/29/2004                   15,433                            14,518
 03/31/2004                   15,703                            14,739
 04/30/2004                   14,807                            13,912
 05/31/2004                   14,708                            13,844
 06/30/2004                   14,837                            13,970
 07/31/2004                   15,128                            14,207
 08/31/2004                   15,706                            14,734
 09/30/2004                   15,798                            14,858
 10/31/2004                   16,019                            15,077
 11/30/2004                   15,620                            14,741
 12/31/2004                   15,998                            15,073
 01/31/2005                   16,324                            15,453
 02/28/2005                   16,078                            15,254
 03/31/2005                   15,980                            15,152
 04/30/2005                   16,503                            15,670
 05/31/2005                   16,925                            16,077
 06/30/2005                   17,145                            16,318
 07/31/2005                   16,653                            15,890
 08/31/2005                   17,175                            16,352
 09/30/2005                   16,633                            15,883
 10/31/2005                   16,318                            15,590
 11/30/2005                   16,422                            15,688
 12/31/2005                   16,783                            16,053
 01/31/2006                   16,677                            15,906
 02/28/2006                   16,740                            16,019
 03/31/2006                   16,184                            15,472
 04/30/2006                   15,914                            15,171
 05/31/2006                   15,863                            15,172
 06/30/2006                   15,935                            15,289

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Institutional Class.

Sector Breakdown‡

U.S. Treasury Obligations	33.6%
U.S. Government Agencies	31.7%
Short-Term Instruments	11.9%
Mortgage-Backed Securities	11.4%
Other	11.4%

‡	% of Total Investments as of June 30, 2006

Average Annual Total Return for the period ended June 30, 2006
	6 Months*	1 Year	5 Years	Since Inception (04/10/00)**
PIMCO Long-Term U.S. Government Portfolio Institutional Class	-5.05%	-7.06%	6.84%	7.32%
Lehman Brothers Long Term Treasury Index	-4.76%	-6.31%	6.47%	6.89%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** The Institutional Class shares commenced operations on 04/10/00. Index comparisons began on 03/31/00.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/06)	$1,000.00	$1,000.00
Ending Account Value (06/30/06)	$949.50	$1,022.46
Expenses Paid During Period†	$2.27	$2.36

† Expenses are equal to the Portfolio’s Institutional Class annualized expense ratio of 0.47%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for a description of the Portfolio’s benchmark and an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO Long-Term U.S. Government Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed-Income Securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”).

»	The Portfolio’s emphasis on the short-term portion of the curve, especially the 0-1 year maturity bucket, throughout the six-month reporting period ended June 30, 2006 was a negative for relative performance because these rates rose the most as the yield curve flattened.

»	Because swap spreads widened over the first six months of 2006, the modest allocation to interest rate swaps negatively impacted returns relative to the benchmark.

»	An out-of-benchmark allocation to structured mortgages had a positive effect on relative performance as mortgages outperformed long-term Treasuries over the six-month reporting period ended June 30, 2006.

»	Long municipal bonds outperformance versus Treasuries with a similar duration was positive for the Portfolio’s relative performance during the six-month period due to a modest out-of-benchmark allocation to long municipal bonds.

»	A modest out-of-benchmark allocation to short Treasury Inflation-Protected Securities (“TIPS”) was positive for the six-month period ended June 30, 2006 while the modest out-of-benchmark allocation to long TIPS was negative as they respectively outperformed and underperformed long-term Treasuries. Overall, TIPS were positive over the six-month reporting period.

4	PIMCO Variable Insurance Trust

Financial Highlights Long-Term U.S. Government Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2006+		12/31/2005	12/31/2004	12/31/2003		12/31/2002		12/31/2001

Institutional Class
Net asset value beginning of period	$11.00		$11.19	$11.01	$11.09		$10.27		$10.56
Net investment income (a)	0.23		0.42	0.36	0.32		0.46		0.54
Net realized/unrealized gain (loss) on investments (a)	(0.78)		0.12	0.48	0.12		1.31		0.08
Total income (loss) from investment operations	(0.55)		0.54	0.84	0.44		1.77		0.62
Dividends from net investment income	(0.23)		(0.42)	(0.36)	(0.35)		(0.46)		(0.54)
Distributions from net realized capital gains	0.00		(0.31)	(0.30)	(0.17)		(0.49)		(0.37)
Total distributions	(0.23)		(0.73)	(0.66)	(0.52)		(0.95)		(0.91)
Net asset value end of period	$10.22		$11.00	$11.19	$11.01		$11.09		$10.27
Total return	(5.05)%		4.90%	7.73%	4.05%		17.77%		6.03%
Net assets end of period (000s)	$635		$391	$311	$13		$13		$11
Ratio of expenses to average net assets	0.47	%*(d)	0.50%	0.50%	0.51	%(c)	0.50	%(b)	0.50%
Ratio of net investment income to average net assets	4.46	%*	3.75%	3.22%	2.85%		4.22%		5.05%
Portfolio turnover rate	551%		533%	237%	619%		586%		457%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.51%.

(c) Ratio of expenses to average net assets excluding interest expense is 0.50%.

(d) The advisory fee was reduced to 0.225%.

See Accompanying Notes	Semiannual Report	June 30, 2006	5

Statement of Assets and Liabilities Long-Term U.S. Government Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2006 (Unaudited)

Assets:
Investments, at value	$103,633
Cash	5
Receivable for investments sold	4,479
Receivable for investments sold on delayed-delivery basis	28,809
Receivable for Portfolio shares sold	84
Interest and dividends receivable	1,131
Variation margin receivable	229
Swap premiums paid	803
Unrealized appreciation on swap agreements	265
139,438

Liabilities:
Payable for investments purchased	$3,360
Payable for investments purchased on delayed-delivery basis	48,810
Payable for short sales	3,001
Payable for Portfolio shares redeemed	4
Written options outstanding	260
Accrued investment advisory fee	16
Accrued administration fee	18
Accrued servicing fee	9
Swap premiums received	1,590
Unrealized depreciation on swap agreements	146
57,214

Net Assets	$82,224

Net Assets Consist of:
Paid in capital	$86,590
Undistributed net investment income	70
Accumulated undistributed net realized (loss)	(2,709)
Net unrealized (depreciation)	(1,727)
$82,224

Net Assets:
Institutional Class	$635
Administrative Class	81,589

Shares Issued and Outstanding:
Institutional Class	62
Administrative Class	7,986

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$10.22
Administrative Class	10.22

Cost of Investments Owned	$105,230
Proceeds Received on Short Sales	$2,989
Premiums Received on Written Options	$216

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations Long-Term U.S. Government Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Interest	$2,031
Total Income	2,031

Expenses:
Investment advisory fees	95
Administration fees	105
Distribution and/or servicing fees – Administrative Class	63
Trustees’ fees	1
Interest expense	1
Total Expenses	265

Net Investment Income	1,766

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(2,354)
Net realized (loss) on futures contracts, options and swaps	(1,485)
Net change in unrealized (depreciation) on investments	(2,095)
Net change in unrealized (depreciation) on futures contracts, options and swaps	(431)
Net (Loss)	(6,365)

Net (Decrease) in Net Assets Resulting from Operations	$(4,599)

See Accompanying Notes	Semiannual Report	June 30, 2006	7

Statements of Changes in Net Assets Long-Term U.S. Government Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$1,766	$3,214
Net realized gain (loss)	(3,839)	2,492
Net change in unrealized (depreciation)	(2,526)	(1,461)
Net increase (decrease) resulting from operations	(4,599)	4,245

Distributions to Shareholders:
From net investment income
Institutional Class	(11)	(13)
Administrative Class	(1,755)	(3,237)
From net realized capital gains
Institutional Class	0	(11)
Administrative Class	0	(2,439)

Total Distributions	(1,766)	(5,700)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	342	261
Administrative Class	3,885	6,964
Issued as reinvestment of distributions
Institutional Class	11	24
Administrative Class	1,755	5,676
Cost of shares redeemed
Institutional Class	(79)	(195)
Administrative Class	(7,142)	(13,891)
Net (decrease) resulting from Portfolio share transactions	(1,228)	(1,161)

Total Decrease in Net Assets	(7,593)	(2,616)

Net Assets:
Beginning of period	89,817	92,433
End of period*	$82,224	$89,817

*Including undistributed net investment income of:	$70	$70

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Long-Term U.S. Government Portfolio	June 30, 2006 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

CORPORATE BONDS & NOTES 5.1%

BANKING & FINANCE 4.3%
Allstate Life Global Funding Trusts
5.160% due 01/25/2008	$200	$200

Citigroup, Inc.
5.166% due 01/30/2009	600	600

Lehman Brothers Holdings, Inc.
5.180% due 01/23/2009	1,400	1,402

Pricoa Global Funding I
5.180% due 01/25/2008	200	200

U.S. Trade Funding Corp.
4.260% due 11/15/2014	743	714

Wells Fargo & Co.
5.509% due 03/23/2010	400	400

		3,516

INDUSTRIALS 0.5%
DaimlerChrysler N.A. Holding Corp.
5.740% due 03/13/2009	400	401

UTILITIES 0.3%
Verizon Global Funding Corp.
5.300% due 08/15/2007	300	300

Total Corporate Bonds & Notes (Cost $4,243)		4,217

MUNICIPAL BONDS & NOTES 1.6%
Chicago, Illinois Motor Fuel Tax Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 01/01/2033	200	204

Dawson Ridge, Colorado Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	800	361

Detroit, Michigan School District General Obligation Bonds, (FGID Q-SBLF Insured), Series 2003
5.000% due 05/01/2033	100	101

Irving, Texas Independent School District General Obligation Notes, (PSF Insured), Series 2003
5.000% due 02/15/2031	200	203

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2002
5.125% due 06/15/2034	200	205

San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2032	250	252

Total Municipal Bonds & Notes (Cost $1,289)		1,326

U.S. GOVERNMENT AGENCIES 39.9%
Fannie Mae
4.500% due 09/01/2035	473	429
5.000% due 11/01/2019 - 08/25/2033 (b)	616	588
5.249% due 04/26/2035	9	9
5.250% due 06/15/2008	11,100	11,060
5.375% due 02/25/2022	150	138
5.402% due 07/25/2035	900	901
5.500% due 07/13/2036	900	864
5.794% due 08/25/2021	27	27
5.800% due 02/09/2026	500	483
5.944% due 08/25/2022	15	15
6.080% due 09/01/2028	64	68
6.222% due 04/25/2032	36	37
6.244% due 04/25/2021	21	21

Federal Farm Credit Bank
5.150% due 03/25/2020	$250	$236

Federal Home Loan Bank
3.875% due 10/23/2006	2,000	1,991
4.000% due 07/14/2008	1,000	971
5.120% due 01/10/2013	5,000	4,839
6.000% due 02/12/2021	50	51
6.125% due 06/08/2018	80	83

Federal Housing Administration
6.896% due 07/01/2020	464	462

Freddie Mac
3.750% due 11/15/2006	2,000	1,988
4.500% due 05/15/2025	400	355
5.000% due 03/18/2014 - 09/15/2035 (b)	2,000	1,819
5.211% due 10/25/2044	258	259
5.400% due 03/17/2021	1,000	950
5.500% due 08/15/2030 - 06/15/2034 (b)	1,003	930
5.625% due 11/23/2035	900	823
5.950% due 02/15/2027	22	22
6.250% due 02/15/2021	29	29
7.000% due 07/15/2023 - 12/01/2031 (b)	90	93

Government National Mortgage Association
4.500% due 08/20/2030	27	27
6.000% due 08/20/2033	1,185	1,140

Small Business Administration Participation Certificates
5.240% due 08/01/2023	865	842

Tennessee Valley Authority
5.375% due 04/01/2056	300	285

Total U.S. Government Agencies (Cost $33,361)		32,835

U.S. TREASURY OBLIGATIONS 42.4%
Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007	191	191
2.375% due 01/15/2025	962	937
2.000% due 01/15/2026 (f)	1,523	1,395

U.S. Treasury Bond
6.250% due 08/15/2023	8,500	9,377

U.S. Treasury Note
4.125% due 08/15/2010	15,800	15,238

U.S. Treasury Strip
0.000% due 08/15/2019 (c)	15,400	7,725

Total U.S. Treasury Obligations (Cost $35,874)		34,863

MORTGAGE-BACKED SECURITIES 14.3%
Bear Stearns Adjustable Rate Mortgage Trust
5.062% due 03/25/2033	596	590
5.306% due 03/25/2033	173	171
4.812% due 01/25/2034	98	96
4.750% due 10/25/2035	500	480
4.750% due 11/25/2035	431	423

Bear Stearns Alt-A Trust
5.602% due 02/25/2034	48	48

Countrywide Alternative Loan Trust
5.500% due 10/25/2033	1,163	1,040
5.532% due 05/25/2035	329	329

Countrywide Home Loan Mortgage Pass-Through Trust
5.642% due 03/25/2035	532	535
5.662% due 06/25/2035	3,310	3,309

CS First Boston Mortgage Securities Corp.
6.230% due 11/25/2032	$31	$31
5.872% due 04/25/2033	41	41

First Republic Mortgage Loan Trust
5.549% due 11/15/2031	331	333

Freddie Mac
7.275% due 07/25/2011	154	152

Harborview Mortgage Loan Trust
5.472% due 05/19/2035	273	273

Impac CMB Trust
5.249% due 09/25/2034	805	772

LB-UBS Commercial Mortgage Trust
5.401% due 03/15/2026	21	21
2.720% due 03/15/2027	574	556

MASTR Asset Securitization Trust
5.500% due 09/25/2033	462	442

Residential Accredit Loans, Inc.
5.722% due 01/25/2033	56	56
5.722% due 03/25/2033	118	118

Residential Funding Mortgage Security I
6.500% due 03/25/2032	107	107

Sequoia Mortgage Trust
5.607% due 06/20/2032	85	85
5.617% due 07/20/2033	536	538

Structured Asset Mortgage Investments, Inc.
5.582% due 09/19/2032	645	646
5.672% due 06/18/2033	171	171

Washington Mutual MSC Mortgage Pass-Through Certificates
6.218% due 02/25/2031	49	49
5.374% due 02/25/2033	39	38
6.391% due 02/25/2033	28	28
6.556% due 05/25/2033	38	38

Washington Mutual, Inc.
5.552% due 04/25/2045	259	260

Total Mortgage-Backed Securities (Cost $11,908)		11,776

ASSET-BACKED SECURITIES 3.5%
AAA Trust
5.422% due 04/25/2035	46	46

Accredited Mortgage Loan Trust
5.422% due 07/25/2035	11	11

ACE Securities Corp.
5.442% due 02/25/2035	3	3

Bayview Financial Acquisition Trust
5.791% due 08/28/2034	250	250

Bear Stearns Asset-Backed Securities, Inc.
5.822% due 11/25/2042	246	247

Chase Funding Mortgage Loan Asset-Backed Certificates
5.822% due 10/25/2031	31	31

First Franklin Mortgage Loan Asset-Backed Certificates
5.563% due 11/25/2034	9	9

Home Equity Mortgage Trust
5.442% due 07/25/2035	25	25

LA Arena Funding LLC
7.656% due 12/15/2026	89	92

See Accompanying Notes	Semiannual Report	June 30, 2006	9

Schedule of Investments Long-Term U.S. Government Portfolio (Cont.)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

Peco Energy Transition Trust
6.130% due 03/01/2009	$1	$1

Renaissance Home Equity Loan Trust
5.762% due 08/25/2033	16	16
5.822% due 12/25/2033	92	93

Residential Asset Mortgage Products, Inc.
5.422% due 11/25/2024	104	104
5.402% due 05/25/2026	872	872

Residential Asset Securities Corp.
5.692% due 01/25/2033	156	157

SMS Student Loan Trust
5.636% due 10/27/2025	71	71

Specialty Underwriting & Residential Finance
5.662% due 01/25/2034	12	12

Structured Asset Securities Corp.
5.612% due 01/25/2033	22	22
5.453% due 12/25/2035	663	664

White River Capital, Inc.
4.590% due 07/08/2008	25	25

Whole Auto Loan Trust
3.040% due 04/15/2009	156	156

Total Asset-Backed Securities (Cost $2,903)		2,907

SOVEREIGN ISSUES 4.0%
Financing Corp. Fico
10.700% due 10/06/2017	650	926

Overseas Private Investment Corp.
3.800% due 08/15/2007	1,000	1,135
5.140% due 08/15/2007	830	826
4.736% due 03/15/2022	400	371

Total Sovereign Issues (Cost $3,236)		3,258

	NOTIONAL AMOUNT
PURCHASED CALL OPTIONS 0.0%
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 5.500% Exp. 06/30/2007	3,300	16

	# OF CONTRACTS
U.S. Treasury 10- Year Notes September Futures (CBOT)
Strike @ $111.000 Exp. 08/24/2006	282	5
U.S. Treasury 5-Year Note September Futures (CBOT)
Strike @ $106.500 Exp. 08/25/2006	78	$1

Total Purchased Call Options (Cost $23)		22

PURCHASED PUT OPTIONS 0.1%
90-Day Eurodollar December Futures (CME)
Strike @ $91.750 Exp. 12/18/2006	46	0
Strike @ $92.000 Exp. 12/18/2006	60	0
Strike @ $92.750 Exp. 12/18/2006	41	0
Strike @ $94.000 Exp. 12/18/2006	253	18
Strike @ $94.000 Exp. 12/17/2007	109	44

90-Day Eurodollar June Futures (CME)
Strike @ $91.250 Exp. 06/18/2007	15	0

90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007	20	0

90-Day Eurodollar September Futures (CME)
Strike @ $92.500 Exp. 09/18/2006	22	0

U.S. Treasury 30-Year Bond September Futures (CBOT)
Strike @ $93.000 Exp. 08/25/2006	135	2
Strike @ $97.000 Exp. 08/25/2006	89	2

Total Purchased Put Options (Cost $25)		66

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 15.1%

CERTIFICATE OF DEPOSIT 0.4%
Countrywide Bank N.A.
5.209% due 09/15/2006	$300	300

COMMERCIAL PAPER 6.0%
Countrywide Funding Corp.
4.911% due 10/18/2006	500	500

Fannie Mae
4.809% due 07/05/2006	2,200	2,199

Federal Home Loan Bank
5.030% due 07/03/2006	2,200	2,200

		4,899

REPURCHASE AGREEMENTS 5.5%
Credit Suisse First Boston
4.580% due 07/03/2006	$1,800	$1,800
(Dated 06/30/2006. Collateralized by U.S. Treasury Notes 4.000% due 06/15/2009 valued at $1,851. Repurchase proceeds are $1,801.)

Lehman Brothers, Inc.
4.600% due 07/03/2006	2,400	2,400
(Dated 06/30/2006. Collateralized by U.S. Treasury Notes 3.250% due 08/15/2007 valued at $2,452. Repurchase proceeds are $2,401.)

State Street Bank
4.900% due 07/03/2006	324	324
(Dated 06/30/2006. Collateralized by Freddie Mac 2.75% due 07/02/2009 valued at $333. Repurchase proceeds are $324.)

		4,524

U.S. TREASURY BILLS 3.2%
4.790% due 08/31/2006 - 09/14/2006 (b)(e)(f)	2,670	2,640

Total Short-Term Instruments (Cost $12,368)		12,363

Total Investments (a) 126.0% (Cost $105,230)		$103,633

Written Options (h) (0.3%) (Premiums $216)		(260)

Other Assets and Liabilities (Net) (25.7%)		(21,149)

Net Assets 100.0%		$82,224

Notes to Schedule of Investments (amounts in thousands, except number of contracts):
(a) As of June 30, 2006, portfolio securities with an aggregate market value of $2,121 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) Principal only security.

(d) Principal amount of security is adjusted for inflation.

(e) Securities with an aggregate market value of $1,484 have been pledged as collateral for swap and swaption contracts on June 30, 2006.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2006 (Unaudited)

(f) Securities with an aggregate market value of $1,052 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	200	$(108)
90-Day Eurodollar March Futures	Long	03/2007	58	(31)
U.S. Treasury 5-Year Note September Futures	Short	09/2006	25	14
U.S. Treasury 10-Year Note September Futures	Short	09/2006	74	35
U.S. Treasury 30-Year Bond September Futures	Long	09/2006	321	(125)

				$(215)

(g) Swap agreements outstanding on June 30, 2006:
Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	12/20/2036	$900	$(8)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2036	3,400	(31)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2036	6,400	(107)
Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.000%	12/20/2016	17,300	212
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	12/20/2008	6,600	6
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011	17,700	47

						$119

(h) Written options outstanding on June 30, 2006:
Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 20-Year Note September Futures	$110.000	08/25/2006	43	$22	$8
Put - CBOT U.S. Treasury 20-Year Note September Futures	103.000	08/25/2006	43	13	8
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	88	37	133

				$72	$149

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Receive	4.500%	05/02/2008	$700	$14	$2
Put - OTC 7-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	5.500%	05/02/2008	700	17	21
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.500%	05/02/2008	1,500	33	4
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.500%	05/02/2008	1,500	35	45
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.500%	05/02/2008	700	14	2
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	5.500%	05/02/2008	700	16	21
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007	1,400	15	16

							$144	$111

(i) Short sales outstanding on June 30, 2006:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Valueà
Fannie Mae	6.000%	07/13/2036	$2,000	$1,980	$1,969
U.S. Treasury Bond	5.375%	02/15/2031	200	208	207
U.S. Treasury Bond	4.500%	02/15/2036	900	801	825

				$2,989	$3,001

à Market value includes $22 of interest payable on short sales.

See Accompanying Notes	Semiannual Report	June 30, 2006	11

Notes to Financial Statements

1.  ORGANIZATION

The Long-Term U.S. Government Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented in these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events. When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income.  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related or asset-backed securities are recorded as components of interest income in the Statement of Operations.

Dividends and Distributions to Shareholders.  Dividends from net investment income, if any, are declared on each day the Portfolio is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year. Most shareholders choose to reinvest their dividends and capital gain distribution in additional shares of the Portfolio.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in the Portfolio’s annual financial statements presented under GAAP.

12	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations.  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Delayed-Delivery Transactions.  The Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Federal Income Taxes.  The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Futures Contracts.  The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Inflation-Indexed Bonds.  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Options Contracts.  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Certain options may be written with premiums to determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements.  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Short Sales.  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability in the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Mortgage-Related and Other Asset-Backed Securities.  The Portfolio may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO

Semiannual Report	June 30, 2006	13

Notes to Financial Statements (Cont.)

residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs are included in interest income in the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income in the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Swap Agreements.  The Portfolio may engage in swap transactions, including, but not limited to, swap agreements on interest rate to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

U.S. Government Agencies or Government-Sponsored Enterprises.  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

Guarantees and Indemnifications.  Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

New Accounting Policies.  In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the application of the Interpretation to the Portfolio and will provide additional information in relation to the Interpretation in the Portfolio’s annual financial statements for the year ending December 31, 2006.

3.  FEES, EXPENSES, AND RELATED PARTY TRANSACTIONS

Investment Advisory Fee.  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.225%.

Administration Fee.  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee is charged at the annual rate of 0.25%.

Distribution and Servicing Fees.  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

Expenses.  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval

14	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

For the current period ended June 30, 2006, each unaffiliated Trustee received an annual retainer of $15,000, plus $2,000 for each Board of Trustees quarterly meeting attended, $500 for each Board of Trustees committee meeting attended and $500 for each special board meeting attended, plus reimbursement of related expenses. In addition, each Committee Chair received an additional annual retainer of $500 and each Audit Committee Chair received an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2006 were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$576,682	$593,972	$4,345	$1,148

5.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	# of Contracts	Notional Amount in $	Premium
Balance at 12/31/2005	92	$5,800	$170
Sales	132	1,400	70
Closing Buys	0	0	0
Expirations	(50)	0	(24)
Exercised	0	0	0
Balance at 06/30/2006	174	$7,200	$216

6.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2006		Year Ended 12/31/2005
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	33	$342	23	$261
Administrative Class	373	3,885	612	6,964
Issued as reinvestment of distributions
Institutional Class	1	11	2	24
Administrative Class	168	1,755	510	5,676
Cost of shares redeemed
Institutional Class	(8)	(79)	(17)	(195)
Administrative Class	(680)	(7,142)	(1,227)	(13,891)
Net decrease resulting from Portfolio share transactions	(113)	$(1,228)	(97)	$(1,161)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	98
Administrative Class	3	94

7.  FEDERAL INCOME TAX MATTERS

As of June 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 245	$ (1,842)	$ (1,597)

8.  REGULATORY AND LITIGATION MATTERS

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Semiannual Report	June 30, 2006	15

Notes to Financial Statements (Cont.)

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the PIMCO Funds, the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees and employees of the PIMCO Funds, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds themselves against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the PIMCO Funds and Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Portfolios of the Trust. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the PIMCO Funds have been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

Certain Portfolios of the Trust were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain Portfolios of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain Portfolios of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Portfolios. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolios or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolios.

16	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Administrative

Semiannual Report June 30, 2006

PIMCO

PIMCO Variable Insurance Trust

Low Duration Portfolio

A company of Allianz Global Investors

Share Class Administrative

Semiannual Report June 30, 2006

PIMCO Variable Insurance Trust

Low Duration Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust covering the six-month period ended June 30, 2006.

Highlights of the global bond markets during the six-month period included:

■	Most fixed-income sectors lost ground during the first half of 2006, as concern about accelerating inflation and central bank tightening pushed interest rates higher worldwide. The benchmark Lehman Brothers Aggregate Bond Index (which includes Treasury, Investment-Grade Corporate, and Residential Mortgage-Backed Securities) returned -0.72% for the first six months of the year. On June 30, the benchmark ten-year Treasury yielded 5.14%, 0.75% higher than at the start of the year. The U.S. yield curve remained flat as shorter-maturity yields rose by a comparable amount.

■	The Federal Reserve tightened four times during the reporting period, bringing the Federal Funds Rate to 5.25%. The increase near the end of the period was the Federal Reserve’s 17th consecutive rate hike since the start of its tightening cycle in 2004. The Federal Reserve was not alone, as central banks in Europe, India, and China tightened credit in unison for the first time since 2000. The Bank of Japan, whose zero-interest-rate policy has flooded global markets with liquidity, looked set to reverse this policy in the coming months.

In these pages please find a more complete Portfolio review as it relates to financial-market activities, as well as details about total-return investment performance for the six-month reporting period. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2006

Semiannual Report	June 30, 2006	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the Low Duration Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, non-U.S. investment risk, currency risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Examples would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 206 to June 30, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel or litigation expense).

Portfolio Benchmark

The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least 1 year and less than 3 years. It is not possible to invest directly in the index.

Semiannual Report	June 30, 2006	3

PIMCO Low Duration Portfolio

Cumulative Returns Through June 30, 2006

                   Low Duration Portfolio      Merrill Lynch 1-3 Year
                    Administrative Class        U.S. Treasury Index
                   ----------------------      ----------------------
 02/28/1999                $10,000                      $10,000
 03/31/1999                 10,082                       10,070
 04/30/1999                 10,151                       10,102
 05/31/1999                 10,116                       10,095
 06/30/1999                 10,164                       10,127
 07/31/1999                 10,165                       10,159
 08/31/1999                 10,162                       10,188
 09/30/1999                 10,243                       10,255
 10/31/1999                 10,293                       10,282
 11/30/1999                 10,303                       10,301
 12/31/1999                 10,292                       10,316
 01/31/2000                 10,290                       10,312
 02/29/2000                 10,308                       10,381
 03/31/2000                 10,386                       10,445
 04/30/2000                 10,406                       10,472
 05/31/2000                 10,432                       10,516
 06/30/2000                 10,584                       10,625
 07/31/2000                 10,646                       10,692
 08/31/2000                 10,727                       10,771
 09/30/2000                 10,806                       10,848
 10/31/2000                 10,859                       10,906
 11/30/2000                 10,971                       11,009
 12/31/2000                 11,054                       11,141
 01/31/2001                 11,234                       11,280
 02/28/2001                 11,251                       11,354
 03/31/2001                 11,314                       11,448
 04/30/2001                 11,395                       11,479
 05/31/2001                 11,488                       11,544
 06/30/2001                 11,464                       11,583
 07/31/2001                 11,681                       11,713
 08/31/2001                 11,754                       11,780
 09/30/2001                 11,949                       11,974
 10/31/2001                 12,055                       12,087
 11/30/2001                 11,947                       12,061
 12/31/2001                 11,896                       12,065
 01/31/2002                 12,008                       12,090
 02/28/2002                 12,101                       12,148
 03/31/2002                 12,043                       12,066
 04/30/2002                 12,153                       12,201
 05/31/2002                 12,218                       12,250
 06/30/2002                 12,294                       12,353
 07/31/2002                 12,355                       12,503
 08/31/2002                 12,464                       12,546
 09/30/2002                 12,530                       12,650
 10/31/2002                 12,587                       12,679
 11/30/2002                 12,625                       12,641
 12/31/2002                 12,735                       12,759
 01/31/2003                 12,777                       12,758
 02/28/2003                 12,876                       12,811
 03/31/2003                 12,889                       12,835
 04/30/2003                 12,941                       12,859
 05/31/2003                 13,027                       12,907
 06/30/2003                 13,043                       12,927
 07/31/2003                 12,883                       12,856
 08/31/2003                 12,914                       12,865
 09/30/2003                 13,031                       12,982
 10/31/2003                 12,982                       12,934
 11/30/2003                 12,981                       12,927
 12/31/2003                 13,033                       13,002
 01/31/2004                 13,068                       13,028
 02/29/2004                 13,128                       13,091
 03/31/2004                 13,164                       13,131
 04/30/2004                 13,074                       13,005
 05/31/2004                 13,059                       12,993
 06/30/2004                 13,084                       12,992
 07/31/2004                 13,122                       13,039
 08/31/2004                 13,237                       13,129
 09/30/2004                 13,226                       13,117
 10/31/2004                 13,280                       13,157
 11/30/2004                 13,247                       13,092
 12/31/2004                 13,274                       13,120
 01/31/2005                 13,257                       13,115
 02/28/2005                 13,226                       13,085
 03/31/2005                 13,212                       13,086
 04/30/2005                 13,290                       13,159
 05/31/2005                 13,330                       13,209
 06/30/2005                 13,348                       13,235
 07/31/2005                 13,313                       13,197
 08/31/2005                 13,399                       13,279
 09/30/2005                 13,346                       13,246
 10/31/2005                 13,316                       13,245
 11/30/2005                 13,355                       13,287
 12/31/2005                 13,408                       13,338
 01/31/2006                 13,446                       13,361
 02/28/2006                 13,471                       13,371
 03/31/2006                 13,428                       13,390
 04/30/2006                 13,498                       13,432
 05/31/2006                 13,504                       13,452
 06/30/2006                 13,498                       13,477

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Sector Breakdown‡

Short-Term Instruments	51.7%
U.S. Government Agencies	23.1%
Corporate Bonds & Notes	12.3%
Mortgage-Backed Securities	7.1%
Asset-Backed Securities	5.6%
Other	0.2%

‡	% of Total Investments as of June 30, 2006

Average Annual Total Return for the period ended June 30, 2006
	6 Months*	1 Year	5 Years	Since Inception (02/16/99)**
PIMCO Low Duration Portfolio Administrative Class	0.67%	1.12%	3.32%	4.11%
Merrill Lynch 1-3 Year Treasury Index	1.04%	1.83%	3.07%	4.15%

All Portfolio returns are net of fees and expenses.

  * Cumulative return.

** The Portfolio began operations on 02/16/99. Index comparisons began on 02/28/99.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/06)	$1,000.00	$1,000.00
Ending Account Value (06/30/06)	$1,006.70	$1,021.57
Expenses Paid During Period†	$3.23	$3.26

† Expenses are equal to the Portfolio’s Administrative Class annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for a description of the Portfolio’s benchmark and an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO Low Duration Portfolio seeks to achieve its investment objective by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of Fixed-Income Securities of varying maturities.

»	Duration and maturity structure were the most significant detractors from the Portfolio’s performance during the six-month period ended June 30, 2006.

»	The Portfolio’s above index duration detracted from returns as concerns about accelerating inflation and more monetary tightening pushed interest rates higher.

»	The Portfolio’s broader-than-index maturity structure with a curve steepening bias detracted from returns as the yield curve continued to flatten.

»	A mortgage emphasis added to returns as this sector outperformed Treasuries on a like-duration basis. Security selection within the mortgage sector also enhanced performance.

»	Investment grade and high-yield corporate bonds were positive as these issues benefited from a strengthening economy and investors’ search for extra yield.

»	Minimal exposure to high-quality emerging markets was slightly positive for performance as emerging markets bonds benefited from continued improvement in credit fundamentals and investors’ demand for higher-yielding securities early in the period.

4	PIMCO Variable Insurance Trust

Financial Highlights Low Duration Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2006+	12/31/2005	12/31/2004	12/31/2003	12/31/2002		12/31/2001

Administrative Class
Net asset value beginning of period	$10.09	$10.30	$10.27	$10.23	$9.95		$9.82
Net investment income (a)	0.20	0.29	0.13	0.13	0.34		0.52
Net realized/unrealized gain (loss) on investments (a)	(0.13)	(0.18)	0.06	0.11	0.35		0.21
Total income from investment operations	0.07	0.11	0.19	0.24	0.69		0.73
Dividends from net investment income	(0.20)	(0.29)	(0.13)	(0.19)	(0.35)		(0.54)
Distributions from net realized capital gains	0.00	(0.03)	(0.03)	(0.01)	(0.06)		(0.06)
Total distributions	(0.20)	(0.32)	(0.16)	(0.20)	(0.41)		(0.60)
Net asset value end of period	$9.96	$10.09	$10.30	$10.27	$10.23		$9.95
Total return	0.67%	1.01%	1.85%	2.34%	7.05%		7.61%
Net assets end of period (000s)	$595,962	$458,677	$281,711	$115,419	$19,495		$5,175
Ratio of expenses to average net assets	0.65%*	0.65%	0.65%	0.65%	0.66	%(b)(c)	0.69	%(b)(d)
Ratio of net investment income to average net assets	3.93%*	2.83%	1.24%	1.30%	3.39%		5.19%
Portfolio turnover rate	127%	184%	483%	284%	339%		661%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Ratio of expenses to average net assets excluding interest expense is 0.65%.

(c) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.67%.

(d) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.70%.

See Accompanying Notes	Semiannual Report	June 30, 2006	5

Statement of Assets and Liabilities Low Duration Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2006 (Unaudited)

Assets:
Investments, at value	$720,320
Foreign currency, at value	8
Receivable for investments sold	9
Receivable for Portfolio shares sold	1,709
Interest and dividends receivable	1,181
Variation margin receivable	197
Swap premiums paid	59
Unrealized appreciation on forward foreign currency contracts	212
Unrealized appreciation on swap agreements	70
Other assets	1
723,766

Liabilities:
Payable for investments purchased	$98,291
Payable for Portfolio shares redeemed	143
Written options outstanding	1,344
Accrued investment advisory fee	135
Accrued administration fee	135
Accrued servicing fee	70
Variation margin payable	23
Unrealized depreciation on forward foreign currency contracts	2,162
Unrealized depreciation on swap agreements	12
102,315

Net Assets	$621,451

Net Assets Consist of:
Paid in capital	$635,900
Undistributed net investment income	680
Accumulated undistributed net realized (loss)	(8,247)
Net unrealized (depreciation)	(6,882)
$621,451

Net Assets:
Institutional Class	$25,479
Administrative Class	595,962
Advisor Class	10

Shares Issued and Outstanding:
Institutional Class	2,557
Administrative Class	59,807
Advisor Class	1

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$9.96
Administrative Class	9.96
Advisor Class	9.96

Cost of Investments Owned	$719,941
Cost of Foreign Currency Held	$8
Premiums Received on Written Options	$1,189

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations Low Duration Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Interest, net of foreign taxes	$12,579
Dividends	20
Miscellaneous income	5
Total Income	12,604

Expenses:
Investment advisory fees	686
Administration fees	686
Servicing fees – Administrative Class	394
Trustees’ fees	3
Total Expenses	1,769

Net Investment Income	10,835

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(1,479)
Net realized gain on futures contracts, options and swaps	1,174
Net realized (loss) on foreign currency transactions	(1,885)
Net change in unrealized (depreciation) on investments	(2,194)
Net change in unrealized (depreciation) on futures contracts, options and swaps	(5,438)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	2,742
Net (Loss)	(7,080)

Net Increase in Net Assets Resulting from Operations	$3,755

See Accompanying Notes	Semiannual Report	June 30, 2006	7

Statements of Changes in Net Assets Low Duration Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$10,835	$10,648
Net realized (loss)	(2,190)	(3,618)
Net change in unrealized (depreciation)	(4,890)	(2,598)
Net increase resulting from operations	3,755	4,432

Distributions to Shareholders:
From net investment income
Institutional Class	(467)	(513)
Administrative Class	(10,469)	(10,349)
Advisor Class	0	0
From net realized capital gains
Institutional Class	0	(48)
Administrative Class	0	(1,196)
Advisor Class	0	0

Total Distributions	(10,936)	(12,106)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	10,012	10,460
Administrative Class	184,037	239,555
Advisor Class	10	0
Issued as reinvestment of distributions
Institutional Class	467	561
Administrative Class	10,471	11,545
Advisor Class	0	0
Cost of shares redeemed
Institutional Class	(2,796)	(4,836)
Administrative Class	(50,338)	(66,805)
Advisor Class	0	0
Net increase resulting from Portfolio share transactions	151,863	190,480

Total Increase in Net Assets	144,682	182,806

Net Assets:
Beginning of period	476,769	293,963
End of period*	$621,451	$476,769

*Including undistributed net investment income of:	$680	$781

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Low Duration Portfolio	June 30, 2006 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

CORPORATE BONDS & NOTES 14.3%

BANKING & FINANCE 11.1%
American Express Credit Corp.
5.170% due 06/12/2007	$1,000	$1,001

American General Finance Corp.
5.489% due 03/23/2007	200	200

Bank of America Corp.
5.406% due 06/19/2009	6,100	6,102

Bear Stearns Cos., Inc.
5.299% due 04/29/2008	3,400	3,409
5.589% due 03/30/2009	2,300	2,302

CIT Group, Inc.
5.404% due 05/23/2008	4,600	4,614
5.420% due 11/03/2010	1,400	1,406

Citigroup, Inc.
4.200% due 12/20/2007	4,100	4,021
5.520% due 12/26/2008	200	200
5.166% due 01/30/2009	1,900	1,901

Ford Motor Credit Co.
7.750% due 02/15/2007	400	401
6.374% due 03/21/2007	2,000	1,993
7.200% due 06/15/2007	100	99

General Electric Capital Corp.
5.222% due 01/08/2016	300	300

Goldman Sachs Group, Inc.
5.125% due 10/05/2007	1,600	1,603
5.226% due 07/29/2008	1,200	1,202
5.527% due 12/22/2008	2,100	2,103
5.420% due 07/23/2009	1,300	1,310

HSBC Bank USA N.A.
5.176% due 07/28/2008	3,100	3,104

HSBC Finance Corp.
5.459% due 09/15/2008	500	501

Lehman Brothers Holdings, Inc.
5.659% due 12/23/2010	900	902

Merrill Lynch & Co., Inc.
5.441% due 06/16/2008	6,000	6,009

Morgan Stanley
5.276% due 02/09/2009	1,100	1,102
5.318% due 01/18/2011	1,500	1,503

Prudential Financial, Inc.
4.104% due 11/15/2006	400	398

Royal Bank of Scotland Group PLC
5.424% due 12/21/2007	1,200	1,201

Santander U.S. Debt S.A. Unipersonal
5.434% due 09/21/2007	2,000	2,002
5.484% due 09/19/2008	2,800	2,803

Unicredito Italiano
5.231% due 12/03/2007	5,400	5,414

Wachovia Bank N.A.
5.270% due 05/25/2010	6,000	6,002

Wells Fargo
5.340% due 03/10/2008	4,000	4,003

		69,111

INDUSTRIALS 1.7%
Altria Group, Inc.
7.650% due 07/01/2008	200	207

Clear Channel Communications, Inc.
6.000% due 11/01/2006	250	250

CSC Holdings, Inc.
7.250% due 07/15/2008	$3,500	$3,522

DaimlerChrysler N.A. Holding Corp.
5.780% due 09/10/2007	4,758	4,774

International Paper Co.
7.625% due 01/15/2007	250	252

Oracle Corp. & Ozark Holding, Inc.
5.280% due 01/13/2009	1,200	1,202

		10,207

UTILITIES 1.5%
AT&T, Inc.
5.262% due 05/15/2008	5,900	5,903

Entergy Mississippi, Inc.
4.350% due 04/01/2008	100	97

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	1,870	1,851

Telefonica Emisones SAU
5.714% due 06/19/2009	1,700	1,702

		9,553

Total Corporate Bonds & Notes (Cost $88,855)		88,871

U.S. GOVERNMENT AGENCIES 26.8%
Fannie Mae
3.716% due 07/01/2034	422	416
4.350% due 03/01/2035	414	409
4.503% due 05/01/2035	1,045	1,025
4.526% due 05/01/2035	1,045	1,028
4.542% due 09/01/2035	1,705	1,681
4.599% due 11/01/2035	1,904	1,878
4.655% due 08/01/2035	3,865	3,773
4.683% due 07/01/2035	673	659
5.000% due 03/01/2018 - 04/25/2033 (b)	66,650	64,227
5.211% due 07/01/2042	738	742
5.249% due 04/26/2035	44	44
5.261% due 09/01/2041	919	926
5.312% due 09/22/2006	1,300	1,300
5.372% due 09/25/2035	581	581
5.411% due 09/01/2040	19	20
5.442% due 03/25/2034	255	256
5.500% due 12/01/2009 - 07/13/2036 (b)	74,532	73,025
5.672% due 09/25/2042 - 03/25/2044 (b)	2,056	2,065
5.695% due 09/01/2034	100	99
5.722% due 05/25/2031 - 11/25/2032 (b)	1,752	1,757
5.736% due 12/01/2036	102	102
5.977% due 11/01/2035	657	671
6.000% due 08/01/2016 - 03/01/2033 (b)	151	150
6.500% due 01/01/2033	29	29

Federal Housing Administration
6.390% due 10/01/2020	20	21

Freddie Mac
4.715% due 06/01/2035	2,733	2,646
4.922% due 07/01/2035	1,093	1,066
5.000% due 10/01/2018 - 07/15/2024 (b)	2,257	2,227
5.211% due 02/25/2045	1,598	1,587
5.500% due 08/15/2030	13	13
5.549% due 12/15/2030	658	659
5.582% due 08/25/2031	640	643
5.597% due 06/15/2018	235	235
6.000% due 09/01/2016 - 02/01/2033 (b)	134	132
6.500% due 07/25/2043	213	215

Government National Mortgage Association
4.000% due 07/16/2027	$310	$305

Total U.S. Government Agencies (Cost $169,232)		166,612

MORTGAGE-BACKED SECURITIES 8.2%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	1,867	1,816
4.390% due 02/25/2045	766	739

Banc of America Funding Corp.
4.116% due 05/25/2035	8,620	8,311

Banc of America Mortgage Securities
6.500% due 10/25/2031	125	126
5.403% due 10/20/2032	5	5

Bear Stearns Adjustable Rate Mortgage Trust
5.330% due 01/25/2033	16	16
5.450% due 03/25/2033	56	55
5.062% due 04/25/2033	34	34
4.819% due 01/25/2034	163	160
4.750% due 11/25/2035	3,619	3,553

Bear Stearns Alt-A Trust
5.406% due 05/25/2035	1,202	1,188

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	924	918

Countrywide Alternative Loan Trust
6.500% due 06/25/2033	27	27
6.000% due 10/25/2033	149	144
4.500% due 06/25/2035	3,638	3,565
5.602% due 02/25/2036	4,565	4,575

Countrywide Home Loan Mortgage Pass-Through Trust
5.592% due 04/25/2034	151	151
5.250% due 11/20/2035	1,441	1,418

CS First Boston Mortgage Securities Corp.
4.938% due 05/15/2010	752	741
5.020% due 03/25/2032	14	14
6.056% due 06/25/2032	1	1
5.686% due 10/25/2032	3	3
5.872% due 08/25/2033	13	13

GMAC Mortgage Corp. Loan Trust
5.009% due 11/19/2035	969	957
GSR Mortgage Loan Trust
6.000% due 03/25/2032	4	4
4.541% due 09/25/2035	3,703	3,605

Impac CMB Trust
5.722% due 07/25/2033	77	77
5.572% due 01/25/2034	106	106

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	991	977

MASTR Adjustable Rate Mortgages Trust
3.787% due 12/21/2034	220	220

MASTR Asset Securitization Trust
5.500% due 09/25/2033	84	80

Mellon Residential Funding Corp.
5.439% due 06/15/2030	703	706

MLCC Mortgage Investors, Inc.
6.628% due 01/25/2029	192	194

Prime Mortgage Trust
5.722% due 02/25/2034	86	86
5.722% due 02/25/2034	27	27

Salomon Brothers Mortgage Securities VII
4.000% due 12/25/2018	369	347

See Accompanying Notes	Semiannual Report	June 30, 2006	9

Schedule of Investments Low Duration Portfolio (Cont.)

PRINCIPAL
AMOUNT	VALUE
(000S)	(000S)

Sequoia Mortgage Trust
5.607% due 05/20/2032	$21	$21
5.567% due 08/20/2032	15	15

Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034	1,311	1,285
5.355% due 08/25/2034	1,635	1,624
5.682% due 01/25/2035	1,543	1,558

Structured Asset Mortgage Investments, Inc.
5.582% due 09/19/2032	31	31
5.602% due 02/25/2035	487	486

Structured Asset Securities Corp.
6.150% due 07/25/2032	1	1
5.422% due 09/25/2035	2,911	2,913

Washington Mutual, Inc.
4.816% due 10/25/2032	293	290
5.009% due 02/27/2034	85	84
5.202% due 05/25/2041	460	462
5.543% due 06/25/2042	395	395
5.410% due 08/25/2042	160	160
5.612% due 10/25/2045	4,156	4,183
5.592% due 12/26/2045	815	818

Wells Fargo Mortgage-Backed Securities Trust
3.540% due 09/25/2034	273	272
4.950% due 03/25/2036	1,635	1,613

Total Mortgage-Backed Securities (Cost $51,746)		51,170

ASSET-BACKED SECURITIES 6.5%
AAA Trust
5.422% due 04/25/2035	125	125

ACE Securities Corp.
5.432% due 10/25/2035	2,626	2,628

Amortizing Residential Collateral Trust
5.612% due 07/25/2032	13	13

Argent Securities, Inc.
5.442% due 10/25/2035	476	477
5.462% due 12/25/2035	1,780	1,781

Asset-Backed Funding Certificates
5.432% due 08/25/2035	882	883

Asset-Backed Securities Corp. Home Equity
6.299% due 03/15/2032	549	550
5.422% due 07/25/2035	79	80

Bear Stearns Asset-Backed Securities, Inc.
5.522% due 09/25/2034	286	286
5.522% due 06/15/2043	310	310

Carrington Mortgage Loan Trust
5.402% due 06/25/2035	73	73

Centex Home Equity
5.412% due 06/25/2035	526	526

Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008	2,200	2,196

CIT Group Home Equity Loan Trust
5.592% due 06/25/2033	8	8

Citigroup Mortgage Loan Trust, Inc.
5.412% due 07/25/2035	117	117
5.422% due 07/25/2035	217	217
5.432% due 09/25/2035	411	411

Conseco Finance Securitizations Corp.
6.090% due 09/01/2033	3,351	3,353

Countrywide Asset-Backed Certificates
5.802% due 12/25/2031	$120	$120
5.442% due 03/25/2035	63	63
5.402% due 06/25/2035	87	87
5.422% due 08/25/2035	562	562
5.402% due 10/25/2035	315	315

CS First Boston Mortgage Securities Corp.
5.632% due 01/25/2032	19	20

Equity One ABS, Inc.
5.602% due 11/25/2032	17	17

FBR Securitization Trust
5.462% due 09/25/2035	719	719
5.442% due 11/25/2035	3,416	3,419

First Franklin Mortgage Loan Asset-Backed Certificates
5.432% due 03/25/2025	270	270

First NLC Trust
5.432% due 09/25/2035	255	255
5.432% due 12/25/2035	412	413

Fremont Home Loan Trust
5.412% due 01/25/2036	690	690

GSAMP Trust
5.512% due 10/25/2033	71	71
5.612% due 03/25/2034	393	394
GSR Mortgage Loan Trust
5.422% due 12/25/2030	740	741

HFC Home Equity Loan Asset-Backed Certificates
5.617% due 09/20/2033	297	298

Indymac Residential Asset-Backed Trust
5.422% due 03/25/2036	760	761

Long Beach Mortgage Loan Trust
5.522% due 11/25/2034	1,203	1,204
5.442% due 09/25/2035	690	690
5.412% due 01/25/2036	931	931
5.402% due 02/25/2036	943	944

New Century Home Equity Loan Trust
5.432% due 09/25/2035	802	803

Option One Mortgage Loan Trust
5.422% due 08/25/2035	53	53
5.422% due 11/25/2035	1,634	1,635

Park Place Securities, Inc.
5.432% due 08/25/2035	481	482

Quest Trust
5.402% due 12/25/2035	341	341

Renaissance Home Equity Loan Trust
5.472% due 10/25/2035	750	751

Residential Asset Mortgage Products, Inc.
5.432% due 10/25/2025	1,237	1,238
5.662% due 09/25/2033	8	8
5.572% due 02/25/2034	127	127
5.422% due 03/25/2035	886	887

SLM Student Loan Trust
5.120% due 07/25/2013	650	651
5.110% due 01/26/2015	904	903

Soundview Home Equity Loan Trust
5.432% due 05/25/2035	127	127
5.422% due 07/25/2035	15	15
5.432% due 11/25/2035	1,335	1,336
5.422% due 12/25/2035	431	431

Structured Asset Securities Corp.
5.422% due 08/25/2035	391	391
5.452% due 12/25/2035	1,459	1,460

Truman Capital Mortgage Loan Trust
5.662% due 01/25/2034	$206	$207

Wachovia Auto Owner Trust
4.820% due 02/20/2009	1,300	1,296

Total Asset-Backed Securities (Cost $40,143)		40,160

	NOTIONAL AMOUNT (000S)

PURCHASED CALL OPTIONS 0.1%
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 10/04/2006	12,500	0
Strike @ 4.750% Exp. 08/07/2006	19,000	0
Strike @ 4.750% Exp. 08/08/2006	6,000	0
Strike @ 4.800% Exp. 12/22/2006	14,000	2
Strike @ 5.000% Exp. 03/08/2007	16,000	14
Strike @ 5.000% Exp. 03/08/2007	7,000	6
Strike @ 5.080% Exp. 04/19/2007	13,800	20
Strike @ 5.130% Exp. 10/25/2006	24,300	7
Strike @ 5.130% Exp. 10/25/2006	5,000	2
Strike @ 5.170% Exp. 02/01/2007	15,200	18
Strike @ 5.200% Exp. 05/09/2007	33,600	73
Strike @ 5.250% Exp. 06/07/2007	30,000	82

Total Purchased Call Options (Cost $743)		224

	# OF CONTRACTS

PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $92.250 Exp. 12/18/2006	96	1
Strike @ $92.500 Exp. 12/18/2006	120	1

90-Day Eurodollar June Futures (CME)
Strike @ $91.000 Exp. 06/18/2007	337	2
Strike @ $91.250 Exp. 06/18/2007	423	3

90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007	469	3

90-Day Eurodollar September Futures (CME)
Strike @ $92.750 Exp. 09/18/2006	556	3

Total Purchased Put Options (Cost $19)		13

	NOTIONAL AMOUNT (000S)

PURCHASED STRADDLE OPTIONS 0.0%
Call & Put – OTC U.S. dollar versus Japanese Yen Forward Delta Neutral Straddle
Strike @ $0.000 (g) Exp. 08/23/2007	$7,000	4

Total Purchased Straddle Options (Cost $0)		4

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2006 (Unaudited)

VALUE
SHARES	(000S)

PREFERRED STOCK 0.1%
DG Funding Trust
7.210% due 12/31/2049		60	$633

Total Preferred Stock (Cost $632)			633

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 59.9%

BELGIUM TREASURY BILLS 4.7%
2.757% due 10/12/2006	EUR	23,060	29,262

COMMERCIAL PAPER 37.1%
Barclays U.S. Fund
5.055% due 08/16/2006		$12,200	12,125
5.105% due 08/22/2006		5,900	5,858

BNP Paribas Finance
4.930% due 07/13/2006		2,400	2,397
5.079% due 08/22/2006		15,600	15,490

Caisse d’Amortissement de la Dette Sociale
5.270% due 08/03/2006		17,000	16,923

Cox Communications, Inc.
5.160% due 07/17/2006		600	600

Danske Corp.
5.280% due 07/17/2006		5,400	5,389
4.955% due 07/20/2006		600	599
4.980% due 07/26/2006		4,100	4,087
5.080% due 08/24/2006		8,800	8,735

Dexia Delaware LLC
5.275% due 07/05/2006		3,300	3,299
4.980% due 07/25/2006		15,600	15,553

DnB NORBank ASA
4.960% due 07/17/2006		10,900	10,879

Fannie Mae
4.809% due 07/05/2006		17,200	17,195

Federal Home Loan Bank
5.030% due 07/03/2006		17,200	17,200

Fortis Funding
5.265% due 07/26/2006		$3,100	$3,090

General Electric Capital Corp.
4.975% due 07/24/2006		2,400	2,393

HBOS Treasury Services PLC
4.985% due 07/26/2006		14,900	14,853

Rabobank USA Financial Corp.
5.250% due 07/03/2006		17,200	17,200

Skandinaviska Enskilda Banken
4.960% due 07/20/2006		500	499

Societe Generale N.A.
5.270% due 07/03/2006		300	300
5.245% due 08/08/2006		16,500	16,413
5.055% due 08/15/2006		1,100	1,093
4.985% due 08/22/2006		1,000	993

Total Captial S.A.
5.270% due 07/03/2006		17,200	17,200

UBS Finance Delaware LLC
5.270% due 07/03/2006		400	400
5.050% due 07/05/2006		4,700	4,699
4.790% due 07/07/2006		3,900	3,898
4.930% due 07/10/2006		1,000	999
5.095% due 09/22/2006		9,000	8,887

Westpac Capital Corp.
4.980% due 07/24/2006		1,200	1,196

			230,442

FRANCE TREASURY BILLS 6.1%
2.775% due 07/06/2006 - 11/23/2006 (b)	EUR	29,900	37,957

GERMANY TREASURY BILLS 8.5%
2.590% due 07/12/2006 - 10/18/2006 (b)		41,410	52,871

REPURCHASE AGREEMENTS 2.5%
Credit Suisse First Boston
4.580% due 07/03/2006		$4,600	$4,600
(Dated 06/30/2006. Collateralized by U.S. Treasury Notes 4.000% due 06/15/2009 valued at $4,729. Repurchase proceeds are $4,602.)
4.600% due 07/03/2006		5,000	5,000
(Dated 06/30/2006. Collateralized by U.S. Treasury Notes 3.250% due 08/15/2007 valued at $5,107. Repurchase proceeds are $5,002.)

State Street Bank
4.900% due 07/03/2006		5,892	5,892
(Dated 06/30/2006. Collateralized by Freddie Mac 2.750% due 02/09/2007 valued at $6,011. Repurchase proceeds are $5,894.)

			15,492

SPAIN TREASURY BILLS 0.4%
2.890% due 12/22/2006	EUR	2,500	3,153

U.S. TREASURY BILLS 0.6%
4.568% due 08/31/2006 - 09/14/2006 (b)(c)		$3,495	3,456

Total Short-Term Instruments (Cost $368,571)			372,633

Total Investments (a) 115.9% (Cost $719,941)			$720,320

Written Options (e) (0.2%) (Premiums $1,189)			(1,344)

Other Assets and Liabilities (Net) (15.7%)			(97,525)

Net Assets 100.0%			$621,451

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) As of June 30, 2006, portfolio securities with an aggregate market value of $1,606 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) Securities with an aggregate market value of $3,456 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	800	$(1,196)
90-Day Eurodollar December Futures	Long	12/2007	291	(455)
90-Day Eurodollar June Futures	Long	06/2007	625	(1,177)
90-Day Eurodollar March Futures	Long	03/2007	977	(1,904)
90-Day Eurodollar March Futures	Short	03/2008	61	74
90-Day Eurodollar September Futures	Long	09/2007	460	(807)
U.S. Treasury 5-Year Note September Futures	Short	09/2006	349	191
U.S. Treasury 10-Year Note September Futures	Short	09/2006	102	61
U.S. Treasury 30-Year Bond September Futures	Long	09/2006	5	(2)

				$(5,215)

See Accompanying Notes	Semiannual Report	June 30, 2006	11

Schedule of Investments    Low Duration Portfolio (Cont.)

(d) Swap agreements outstanding on June 30, 2006:
Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	1,300	$(4)
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2007	GBP	400	(3)
Lehman Brothers, Inc.	6-month GBP-LIBOR	Pay	4.500%	09/20/2009		200	(5)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2011		$2,900	25

							$13

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.100%	12/20/2006		$2,600	$6
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007		400	8
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007		300	6
Citibank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.445%	12/20/2006		100	0
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	12/20/2006		200	1
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007		200	4
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.690%	03/20/2007		1,200	5
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	12/20/2006		1,000	15
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.460%	06/20/2007		200	0

							$45

+ If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(e) Written options outstanding on June 30, 2006:
Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$108.000	08/25/2006	40	$7	$1
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	40	4	6
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	13	6	20
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	422	331	894
Put - CME 90-Day Eurodollar December Futures	95.500	12/18/2006	45	49	123
Put - CME 90-Day Eurodollar March Futures	94.750	03/19/2007	19	10	20
Put - CME 90-Day Eurodollar September Futures	95.000	09/18/2006	14	8	20

				$415	$1,084

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	4.500%	12/20/2006	GBP	1,700	$8	$19
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		$6,100	22	7
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.040%	03/08/2007		7,000	68	14
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		2,100	25	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		6,000	79	2
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006		8,000	65	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		4,500	20	5
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.780%	08/08/2006		3,000	28	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		3,000	36	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		3,000	33	6
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007		6,000	47	26
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007		14,700	152	87
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007		13,000	132	89
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		2,200	9	2
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.240%	02/01/2007		6,600	41	25

								$765	$282

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2006 (Unaudited)

Straddle Options
Description	Counterparty	Exercise Price*	Expiration Date	Notional Amount	Premium*	Value
Call & Put - OTC U.S. dollar versus Japanese Yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$0.000	08/23/2007	$3,100	$3	$(17)
Call & Put - OTC U.S. dollar versus Japanese Yen Forward Delta Neutral Straddle	J.P. Morgan Chase & Co.	0.000	08/23/2007	1,000	6	(5)

					$9	$(22)

* Exercise price and final premium determined on a future final date, based upon implied volatility parameters.

(f) Forward foreign currency contracts outstanding on June 30, 2006:
Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	852	07/2006	$25	$0	$25
Sell		853	07/2006	0	(20)	(20)
Buy		422	09/2006	11	0	11
Buy	CAD	1,897	07/2006	0	(20)	(20)
Buy	CLP	174,323	07/2006	0	(7)	(7)
Sell		174,323	07/2006	4	0	4
Buy		86,000	08/2006	0	(2)	(2)
Buy		44,534	09/2006	0	0	0
Buy	CNY	4,059	03/2007	0	(4)	(4)
Buy	EUR	167	07/2006	4	0	4
Sell		51,095	07/2006	71	(623)	(552)
Sell		14,390	08/2006	0	(330)	(330)
Sell		26,000	09/2006	0	(471)	(471)
Buy	GBP	537	07/2006	4	0	4
Buy	INR	12,200	08/2006	0	(7)	(7)
Sell		7,230	08/2006	3	0	3
Buy		2,596	09/2006	0	(1)	(1)
Buy	JPY	2,039,610	08/2006	0	(571)	(571)
Buy	KRW	144,129	08/2006	3	0	3
Buy		611,190	09/2006	16	0	16
Sell		369,284	09/2006	0	(10)	(10)
Buy		843,255	05/2007	0	(2)	(2)
Buy	MXN	3,960	08/2006	0	(24)	(24)
Sell		2,377	08/2006	6	0	6
Buy		1,125	09/2006	0	(6)	(6)
Buy	PEN	1,616	08/2006	10	0	10
Sell		1,616	08/2006	0	(19)	(19)
Buy		141	09/2006	1	0	1
Sell		141	09/2006	0	(2)	(2)
Buy	PLN	162	09/2006	1	0	1
Buy		349	11/2006	0	(3)	(3)
Buy	RUB	11,341	08/2006	20	0	20
Sell		6,780	08/2006	0	(8)	(8)
Buy		3,058	09/2006	4	0	4
Buy	SGD	1,140	08/2006	13	(2)	11
Sell		676	08/2006	0	(8)	(8)
Buy		172	09/2006	2	0	2
Buy	SKK	13,910	09/2006	13	0	13
Sell		6,644	09/2006	0	(6)	(6)
Buy	TWD	10,582	08/2006	0	(8)	(8)
Sell		7,383	08/2006	0	0	0
Buy		3,337	09/2006	0	(1)	(1)
Buy	ZAR	106	08/2006	0	(2)	(2)
Sell		106	08/2006	1	0	1
Buy		106	10/2006	0	(1)	(1)
Buy		202	11/2006	0	(4)	(4)

				$212	$(2,162)	$(1,950)

(g) Exercise price and premium determined on a future date, based upon implied volatility parameters.

See Accompanying Notes	Semiannual Report	June 30, 2006	13

Notes to Financial Statements

1.  ORGANIZATION

The Low Duration Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented in these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events when the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income.  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related or asset-backed securities are recorded as components of interest income in the Statement of Operations.

Dividends and Distributions to Shareholders.  Dividends from net investment income, if any, are declared on each day the Portfolio is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year. Most shareholders choose to reinvest their dividends and capital gain distribution in additional shares of the Portfolio.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to

14	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations.  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Federal Income Taxes.  The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency.  The accounting records of the Portfolio are maintained in U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollar based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	PEN	Peruvian New Sol
CLP	Chilean Peso	PLN	Polish Zloty
CNY	Chinese Yuan Renminbi	RUB	Russian Ruble
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	SKK	Slovakian Koruna
INR	Indian Rupee	TWD	Taiwan Dollar
JPY	Japanese Yen	ZAR	South African Rand
KRW	South Korean Won

Forward Currency Transactions.  The Portfolio may enter into forward currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts.  The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts.  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Certain options may be written with premiums to determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements.  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and

Semiannual Report	June 30, 2006	15

Notes to Financial Statements (Cont.)

time. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Mortgage-Related and Other Asset-Backed Securities.  The Portfolio may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Swap Agreements.  The Portfolio may engage in swap transactions, including, but not limited to, swap agreements on interest rate and credit default to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for federal income tax purposes is uncertain. Were the Internal Revenue Service to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for federal income tax purposes, payments received by the Portfolio from such investments might be subject to income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

U.S. Government Agencies or Government-Sponsored Enterprises.  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

Guarantees and Indemnifications.  Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

New Accounting Policies.  In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the application of the Interpretation to the Portfolio and will provide additional information in relation to the Interpretation in the Portfolio’s annual financial statements for the year ending December 31, 2006.

3.  FEES, EXPENSES, AND RELATED PARTY TRANSACTIONS

Investment Advisory Fee.  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

16	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

Administration Fee.  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee is charged at the annual rate of 0.25%.

Distribution and Servicing Fees.  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

Expenses.  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

For the current period ended June 30, 2006, each unaffiliated Trustee received an annual retainer of $15,000, plus $2,000 for each Board of Trustees quarterly meeting attended, $500 for each Board of Trustees committee meeting attended and $500 for each special board meeting attended, plus reimbursement of related expenses. In addition, each Committee Chair received an additional annual retainer of $500 and each Audit Committee Chair received an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2006 were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$478,547	$426,544	$66,669	$27,434

5.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	# of Contracts	Notional Amount in $		Notional Amount in GBP	Premium
Balance at 12/31/2005	460	$56,300	GBP	2,200	$868
Sales	358	75,100		0	664
Closing Buys	(208)	(32,700)		0	(271)
Expirations	(17)	(9,400)		(500)	(72)
Exercised	0	0		0	0
Balance at 06/30/2006	593	$89,300	GBP	1,700	$1,189

6.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2006		Year Ended 12/31/2005
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	996	$10,012	1,021	$10,460
Administrative Class	18,333	184,037	23,493	239,555
Advisor Class	1	10	0	0
Issued as reinvestment of distributions
Institutional Class	47	467	55	561
Administrative Class	1,045	10,471	1,136	11,545
Advisor Class	0	0	0	0
Cost of shares redeemed
Institutional Class	(279)	(2,796)	(473)	(4,836)
Administrative Class	(5,023)	(50,338)	(6,536)	(66,805)
Advisor Class	0	0	0	0
Net increase resulting from Portfolio share transactions	15,120	$151,863	18,696	$190,480

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	2	100
Administrative Class	2	63
Advisor Class	1	100

Semiannual Report	June 30, 2006	17

Notes to Financial Statements (Cont.)

7.  FEDERAL INCOME TAX MATTERS

As of June 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 4,322	$ (3,943)	$ 379

8.  REGULATORY AND LITIGATION MATTERS

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the PIMCO Funds, the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees and employees of the PIMCO Funds, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds themselves against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the PIMCO Funds and Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Portfolios of the Trust. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the PIMCO Funds have been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

Certain Portfolios of the Trust were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain Portfolios of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain Portfolios of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Portfolios. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolios or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolios.

18	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Institutional

Semiannual Report June 30, 2006

PIMCO

PIMCO Variable Insurance Trust

Low Duration Portfolio

A company of Allianz Global Investors

Share Class Institutional

Semiannual Report June 30, 2006

PIMCO Variable Insurance Trust

Low Duration Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust covering the six-month period ended June 30, 2006.

Highlights of the global bond markets during the six-month period included:

■	Most fixed-income sectors lost ground during the first half of 2006, as concern about accelerating inflation and central bank tightening pushed interest rates higher worldwide. The benchmark Lehman Brothers Aggregate Bond Index (which includes Treasury, Investment-Grade Corporate, and Residential Mortgage-Backed Securities) returned -0.72% for the first six months of the year. On June 30, the benchmark ten-year Treasury yielded 5.14%, 0.75% higher than at the start of the year. The U.S. yield curve remained flat as shorter-maturity yields rose by a comparable amount.

■	The Federal Reserve tightened four times during the reporting period, bringing the Federal Funds Rate to 5.25%. The increase near the end of the period was the Federal Reserve’s 17th consecutive rate hike since the start of its tightening cycle in 2004. The Federal Reserve was not alone, as central banks in Europe, India, and China tightened credit in unison for the first time since 2000. The Bank of Japan, whose zero-interest-rate policy has flooded global markets with liquidity, looked set to reverse this policy in the coming months.

In these pages please find a more complete Portfolio review as it relates to financial-market activities, as well as details about total-return investment performance for the six-month reporting period. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2006

Semiannual Report	June 30, 2006	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the Low Duration Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, non-U.S. investment risk, currency risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Examples would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 206 to June 30, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel or litigation expense).

Portfolio Benchmark

The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least 1 year and less than 3 years. It is not possible to invest directly in the index.

Semiannual Report	June 30, 2006	3

PIMCO Low Duration Portfolio

Cumulative Returns Through June 30, 2006

                      Low Duration Portfolio           Merrill Lynch 1-3 yr.
                        Institutional Class                Treasury Index
                     -----------------------           ---------------------
 04/30/2000                   $10,000                          $10,000
 05/31/2000                    10,026                           10,041
 06/30/2000                    10,165                           10,145
 07/31/2000                    10,226                           10,209
 08/31/2000                    10,305                           10,285
 09/30/2000                    10,382                           10,359
 10/31/2000                    10,434                           10,414
 11/30/2000                    10,544                           10,513
 12/31/2000                    10,626                           10,638
 01/31/2001                    10,800                           10,771
 02/28/2001                    10,818                           10,841
 03/31/2001                    10,879                           10,932
 04/30/2001                    10,959                           10,961
 05/31/2001                    11,049                           11,023
 06/30/2001                    11,028                           11,060
 07/31/2001                    11,238                           11,184
 08/31/2001                    11,309                           11,249
 09/30/2001                    11,498                           11,434
 10/31/2001                    11,602                           11,542
 11/30/2001                    11,499                           11,517
 12/31/2001                    11,452                           11,521
 01/31/2002                    11,561                           11,545
 02/28/2002                    11,652                           11,600
 03/31/2002                    11,597                           11,522
 04/30/2002                    11,705                           11,651
 05/31/2002                    11,769                           11,697
 06/30/2002                    11,843                           11,795
 07/31/2002                    11,904                           11,939
 08/31/2002                    12,010                           11,980
 09/30/2002                    12,076                           12,079
 10/31/2002                    12,133                           12,107
 11/30/2002                    12,171                           12,070
 12/31/2002                    12,279                           12,184
 01/31/2003                    12,321                           12,183
 02/28/2003                    12,418                           12,233
 03/31/2003                    12,432                           12,256
 04/30/2003                    12,483                           12,279
 05/31/2003                    12,568                           12,325
 06/30/2003                    12,584                           12,343
 07/31/2003                    12,431                           12,276
 08/31/2003                    12,463                           12,285
 09/30/2003                    12,577                           12,396
 10/31/2003                    12,532                           12,350
 11/30/2003                    12,533                           12,344
 12/31/2003                    12,584                           12,415
 01/31/2004                    12,619                           12,440
 02/29/2004                    12,678                           12,500
 03/31/2004                    12,715                           12,539
 04/30/2004                    12,630                           12,418
 05/31/2004                    12,617                           12,407
 06/30/2004                    12,642                           12,406
 07/31/2004                    12,681                           12,451
 08/31/2004                    12,793                           12,537
 09/30/2004                    12,784                           12,526
 10/31/2004                    12,838                           12,564
 11/30/2004                    12,808                           12,502
 12/31/2004                    12,836                           12,528
 01/31/2005                    12,821                           12,523
 02/28/2005                    12,792                           12,495
 03/31/2005                    12,780                           12,496
 04/30/2005                    12,857                           12,566
 05/31/2005                    12,898                           12,613
 06/30/2005                    12,916                           12,638
 07/31/2005                    12,884                           12,602
 08/31/2005                    12,969                           12,680
 09/30/2005                    12,920                           12,649
 10/31/2005                    12,893                           12,648
 11/30/2005                    12,931                           12,688
 12/31/2005                    12,985                           12,737
 01/31/2006                    13,022                           12,758
 02/28/2006                    13,049                           12,768
 03/31/2006                    13,009                           12,786
 04/30/2006                    13,078                           12,826
 05/31/2006                    13,085                           12,845
 06/30/2006                    13,081                           12,869

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Institutional Class.

Sector Breakdown‡

Short-Term Instruments	51.7%
U.S. Government Agencies	23.1%
Corporate Bonds & Notes	12.3%
Mortgage-Backed Securities	7.1%
Asset-Backed Securities	5.6%
Other	0.2%

‡	% of Total Investments as of June 30, 2006

Average Annual Total Return for the period ended June 30, 2006
	6 Months*	1 Year	5 Years	Since Inception (04/10/00)**
PIMCO Low Duration Portfolio Institutional Class	0.74%	1.28%	3.47%	4.39%
Merrill Lynch 1-3 yr. Treasury Index	1.04%	1.83%	3.07%	4.16%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** The Institutional Class shares commenced operations on 04/10/00. Index comparisons began on 03/31/00.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/06)	$1,000.00	$1,000.00
Ending Account Value (06/30/06)	$1,007.40	$1,022.32
Expenses Paid During Period†	$2.49	$2.51

† Expenses are equal to the Portfolio’s Institutional Class annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for a description of the Portfolio’s benchmark and an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO Low Duration Portfolio seeks to achieve its investment objective by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of Fixed-Income Securities of varying maturities.

»	Duration and maturity structure were the most significant detractors from the Portfolio’s performance during the six-month period ended June 30, 2006.

»	The Portfolio’s above index duration detracted from returns as concerns about accelerating inflation and more monetary tightening pushed interest rates higher.

»	The Portfolio’s broader-than-index maturity structure with a curve steepening bias detracted from returns as the yield curve continued to flatten.

»	A mortgage emphasis added to returns as this sector outperformed Treasuries on a like-duration basis. Security selection within the mortgage sector also enhanced performance.

»	Investment grade and high-yield corporate bonds were positive as these issues benefited from a strengthening economy and investors’ search for extra yield.

»	Minimal exposure to high-quality emerging markets was slightly positive for performance as emerging markets bonds benefited from continued improvement in credit fundamentals and investors’ demand for higher-yielding securities early in the period.

4	PIMCO Variable Insurance Trust

Financial Highlights Low Duration Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2006+	12/31/2005	12/31/2004	12/31/2003	12/31/2002		12/31/2001

Institutional Class
Net asset value beginning of period	$10.09	$10.30	$10.27	$10.23	$9.95		$9.82
Net investment income (a)	0.20	0.30	0.15	0.17	0.38		0.60
Net realized/unrealized gain (loss) on investments (a)	(0.13)	(0.18)	0.05	0.08	0.33		0.15
Total income from investment operations	0.07	0.12	0.20	0.25	0.71		0.75
Dividends from net investment income	(0.20)	(0.30)	(0.14)	(0.20)	(0.37)		(0.56)
Distributions from net realized capital gains	0.00	(0.03)	(0.03)	(0.01)	(0.06)		(0.06)
Total distributions	(0.20)	(0.33)	(0.17)	(0.21)	(0.43)		(0.62)
Net asset value end of period	$9.96	$10.09	$10.30	$10.27	$10.23		$9.95
Total return	0.74%	1.16%	2.00%	2.49%	7.22%		7.77%
Net assets end of period (000s)	$25,479	$18,093	$12,252	$11	$11		$468
Ratio of expenses to average net assets	0.50%*	0.50%	0.50%	0.50%	0.51	%(b)	0.55	%(b)
Ratio of net investment income to average net assets	4.09%*	2.92%	1.49%	1.68%	3.78%		6.01%
Portfolio turnover rate	127%	184%	483%	284%	339%		661%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Ratio of expenses to average net assets excluding interest expense is 0.50%.

See Accompanying Notes	Semiannual Report	June 30, 2006	5

Statement of Assets and Liabilities Low Duration Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2006 (Unaudited)

Assets:
Investments, at value	$720,320
Foreign currency, at value	8
Receivable for investments sold	9
Receivable for Portfolio shares sold	1,709
Interest and dividends receivable	1,181
Variation margin receivable	197
Swap premiums paid	59
Unrealized appreciation on forward foreign currency contracts	212
Unrealized appreciation on swap agreements	70
Other assets	1
723,766

Liabilities:
Payable for investments purchased	$98,291
Payable for Portfolio shares redeemed	143
Written options outstanding	1,344
Accrued investment advisory fee	135
Accrued administration fee	135
Accrued servicing fee	70
Variation margin payable	23
Unrealized depreciation on forward foreign currency contracts	2,162
Unrealized depreciation on swap agreements	12
102,315

Net Assets	$621,451

Net Assets Consist of:
Paid in capital	$635,900
Undistributed net investment income	680
Accumulated undistributed net realized (loss)	(8,247)
Net unrealized (depreciation)	(6,882)
$621,451

Net Assets:
Institutional Class	$25,479
Administrative Class	595,962
Advisor Class	10

Shares Issued and Outstanding:
Institutional Class	2,557
Administrative Class	59,807
Advisor Class	1

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$9.96
Administrative Class	9.96
Advisor Class	9.96

Cost of Investments Owned	$719,941
Cost of Foreign Currency Held	$8
Premiums Received on Written Options	$1,189

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations Low Duration Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Interest, net of foreign taxes	$12,579
Dividends	20
Miscellaneous income	5
Total Income	12,604

Expenses:
Investment advisory fees	686
Administration fees	686
Servicing fees – Administrative Class	394
Trustees’ fees	3
Total Expenses	1,769

Net Investment Income	10,835

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(1,479)
Net realized gain on futures contracts, options and swaps	1,174
Net realized (loss) on foreign currency transactions	(1,885)
Net change in unrealized (depreciation) on investments	(2,194)
Net change in unrealized (depreciation) on futures contracts, options and swaps	(5,438)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	2,742
Net (Loss)	(7,080)

Net Increase in Net Assets Resulting from Operations	$3,755

See Accompanying Notes	Semiannual Report	June 30, 2006	7

Statements of Changes in Net Assets Low Duration Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$10,835	$10,648
Net realized (loss)	(2,190)	(3,618)
Net change in unrealized (depreciation)	(4,890)	(2,598)
Net increase resulting from operations	3,755	4,432

Distributions to Shareholders:
From net investment income
Institutional Class	(467)	(513)
Administrative Class	(10,469)	(10,349)
Advisor Class	0	0
From net realized capital gains
Institutional Class	0	(48)
Administrative Class	0	(1,196)
Advisor Class	0	0

Total Distributions	(10,936)	(12,106)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	10,012	10,460
Administrative Class	184,037	239,555
Advisor Class	10	0
Issued as reinvestment of distributions
Institutional Class	467	561
Administrative Class	10,471	11,545
Advisor Class	0	0
Cost of shares redeemed
Institutional Class	(2,796)	(4,836)
Administrative Class	(50,338)	(66,805)
Advisor Class	0	0
Net increase resulting from Portfolio share transactions	151,863	190,480

Total Increase in Net Assets	144,682	182,806

Net Assets:
Beginning of period	476,769	293,963
End of period*	$621,451	$476,769

*Including undistributed net investment income of:	$680	$781

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Low Duration Portfolio	June 30, 2006 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

CORPORATE BONDS & NOTES 14.3%

BANKING & FINANCE 11.1%
American Express Credit Corp.
5.170% due 06/12/2007	$1,000	$1,001

American General Finance Corp.
5.489% due 03/23/2007	200	200

Bank of America Corp.
5.406% due 06/19/2009	6,100	6,102

Bear Stearns Cos., Inc.
5.299% due 04/29/2008	3,400	3,409
5.589% due 03/30/2009	2,300	2,302

CIT Group, Inc.
5.404% due 05/23/2008	4,600	4,614
5.420% due 11/03/2010	1,400	1,406

Citigroup, Inc.
4.200% due 12/20/2007	4,100	4,021
5.520% due 12/26/2008	200	200
5.166% due 01/30/2009	1,900	1,901

Ford Motor Credit Co.
7.750% due 02/15/2007	400	401
6.374% due 03/21/2007	2,000	1,993
7.200% due 06/15/2007	100	99

General Electric Capital Corp.
5.222% due 01/08/2016	300	300

Goldman Sachs Group, Inc.
5.125% due 10/05/2007	1,600	1,603
5.226% due 07/29/2008	1,200	1,202
5.527% due 12/22/2008	2,100	2,103
5.420% due 07/23/2009	1,300	1,310

HSBC Bank USA N.A.
5.176% due 07/28/2008	3,100	3,104

HSBC Finance Corp.
5.459% due 09/15/2008	500	501

Lehman Brothers Holdings, Inc.
5.659% due 12/23/2010	900	902

Merrill Lynch & Co., Inc.
5.441% due 06/16/2008	6,000	6,009

Morgan Stanley
5.276% due 02/09/2009	1,100	1,102
5.318% due 01/18/2011	1,500	1,503

Prudential Financial, Inc.
4.104% due 11/15/2006	400	398

Royal Bank of Scotland Group PLC
5.424% due 12/21/2007	1,200	1,201

Santander U.S. Debt S.A. Unipersonal
5.434% due 09/21/2007	2,000	2,002
5.484% due 09/19/2008	2,800	2,803

Unicredito Italiano
5.231% due 12/03/2007	5,400	5,414

Wachovia Bank N.A.
5.270% due 05/25/2010	6,000	6,002

Wells Fargo
5.340% due 03/10/2008	4,000	4,003

		69,111

INDUSTRIALS 1.7%
Altria Group, Inc.
7.650% due 07/01/2008	200	207

Clear Channel Communications, Inc.
6.000% due 11/01/2006	250	250

CSC Holdings, Inc.
7.250% due 07/15/2008	$3,500	$3,522

DaimlerChrysler N.A. Holding Corp.
5.780% due 09/10/2007	4,758	4,774

International Paper Co.
7.625% due 01/15/2007	250	252

Oracle Corp. & Ozark Holding, Inc.
5.280% due 01/13/2009	1,200	1,202

		10,207

UTILITIES 1.5%
AT&T, Inc.
5.262% due 05/15/2008	5,900	5,903

Entergy Mississippi, Inc.
4.350% due 04/01/2008	100	97

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	1,870	1,851

Telefonica Emisones SAU
5.714% due 06/19/2009	1,700	1,702

		9,553

Total Corporate Bonds & Notes (Cost $88,855)		88,871

U.S. GOVERNMENT AGENCIES 26.8%
Fannie Mae
3.716% due 07/01/2034	422	416
4.350% due 03/01/2035	414	409
4.503% due 05/01/2035	1,045	1,025
4.526% due 05/01/2035	1,045	1,028
4.542% due 09/01/2035	1,705	1,681
4.599% due 11/01/2035	1,904	1,878
4.655% due 08/01/2035	3,865	3,773
4.683% due 07/01/2035	673	659
5.000% due 03/01/2018 - 04/25/2033 (b)	66,650	64,227
5.211% due 07/01/2042	738	742
5.249% due 04/26/2035	44	44
5.261% due 09/01/2041	919	926
5.312% due 09/22/2006	1,300	1,300
5.372% due 09/25/2035	581	581
5.411% due 09/01/2040	19	20
5.442% due 03/25/2034	255	256
5.500% due 12/01/2009 - 07/13/2036 (b)	74,532	73,025
5.672% due 09/25/2042 - 03/25/2044 (b)	2,056	2,065
5.695% due 09/01/2034	100	99
5.722% due 05/25/2031 - 11/25/2032 (b)	1,752	1,757
5.736% due 12/01/2036	102	102
5.977% due 11/01/2035	657	671
6.000% due 08/01/2016 - 03/01/2033 (b)	151	150
6.500% due 01/01/2033	29	29

Federal Housing Administration
6.390% due 10/01/2020	20	21

Freddie Mac
4.715% due 06/01/2035	2,733	2,646
4.922% due 07/01/2035	1,093	1,066
5.000% due 10/01/2018 - 07/15/2024 (b)	2,257	2,227
5.211% due 02/25/2045	1,598	1,587
5.500% due 08/15/2030	13	13
5.549% due 12/15/2030	658	659
5.582% due 08/25/2031	640	643
5.597% due 06/15/2018	235	235
6.000% due 09/01/2016 - 02/01/2033 (b)	134	132
6.500% due 07/25/2043	213	215

Government National Mortgage Association
4.000% due 07/16/2027	$310	$305

Total U.S. Government Agencies (Cost $169,232)		166,612

MORTGAGE-BACKED SECURITIES 8.2%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	1,867	1,816
4.390% due 02/25/2045	766	739

Banc of America Funding Corp.
4.116% due 05/25/2035	8,620	8,311

Banc of America Mortgage Securities
6.500% due 10/25/2031	125	126
5.403% due 10/20/2032	5	5

Bear Stearns Adjustable Rate Mortgage Trust
5.330% due 01/25/2033	16	16
5.450% due 03/25/2033	56	55
5.062% due 04/25/2033	34	34
4.819% due 01/25/2034	163	160
4.750% due 11/25/2035	3,619	3,553

Bear Stearns Alt-A Trust
5.406% due 05/25/2035	1,202	1,188

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	924	918

Countrywide Alternative Loan Trust
6.500% due 06/25/2033	27	27
6.000% due 10/25/2033	149	144
4.500% due 06/25/2035	3,638	3,565
5.602% due 02/25/2036	4,565	4,575

Countrywide Home Loan Mortgage Pass-Through Trust
5.592% due 04/25/2034	151	151
5.250% due 11/20/2035	1,441	1,418

CS First Boston Mortgage Securities Corp.
4.938% due 05/15/2010	752	741
5.020% due 03/25/2032	14	14
6.056% due 06/25/2032	1	1
5.686% due 10/25/2032	3	3
5.872% due 08/25/2033	13	13

GMAC Mortgage Corp. Loan Trust
5.009% due 11/19/2035	969	957
GSR Mortgage Loan Trust
6.000% due 03/25/2032	4	4
4.541% due 09/25/2035	3,703	3,605

Impac CMB Trust
5.722% due 07/25/2033	77	77
5.572% due 01/25/2034	106	106

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	991	977

MASTR Adjustable Rate Mortgages Trust
3.787% due 12/21/2034	220	220

MASTR Asset Securitization Trust
5.500% due 09/25/2033	84	80

Mellon Residential Funding Corp.
5.439% due 06/15/2030	703	706

MLCC Mortgage Investors, Inc.
6.628% due 01/25/2029	192	194

Prime Mortgage Trust
5.722% due 02/25/2034	86	86
5.722% due 02/25/2034	27	27

Salomon Brothers Mortgage Securities VII
4.000% due 12/25/2018	369	347

See Accompanying Notes	Semiannual Report	June 30, 2006	9

Schedule of Investments Low Duration Portfolio (Cont.)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

Sequoia Mortgage Trust
5.607% due 05/20/2032	$21	$21
5.567% due 08/20/2032	15	15

Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034	1,311	1,285
5.355% due 08/25/2034	1,635	1,624
5.682% due 01/25/2035	1,543	1,558

Structured Asset Mortgage Investments, Inc.
5.582% due 09/19/2032	31	31
5.602% due 02/25/2035	487	486

Structured Asset Securities Corp.
6.150% due 07/25/2032	1	1
5.422% due 09/25/2035	2,911	2,913

Washington Mutual, Inc.
4.816% due 10/25/2032	293	290
5.009% due 02/27/2034	85	84
5.202% due 05/25/2041	460	462
5.543% due 06/25/2042	395	395
5.410% due 08/25/2042	160	160
5.612% due 10/25/2045	4,156	4,183
5.592% due 12/26/2045	815	818

Wells Fargo Mortgage-Backed Securities Trust
3.540% due 09/25/2034	273	272
4.950% due 03/25/2036	1,635	1,613

Total Mortgage-Backed Securities (Cost $51,746)		51,170

ASSET-BACKED SECURITIES 6.5%
AAA Trust
5.422% due 04/25/2035	125	125

ACE Securities Corp.
5.432% due 10/25/2035	2,626	2,628

Amortizing Residential Collateral Trust
5.612% due 07/25/2032	13	13

Argent Securities, Inc.
5.442% due 10/25/2035	476	477
5.462% due 12/25/2035	1,780	1,781

Asset-Backed Funding Certificates
5.432% due 08/25/2035	882	883

Asset-Backed Securities Corp. Home Equity
6.299% due 03/15/2032	549	550
5.422% due 07/25/2035	79	80

Bear Stearns Asset-Backed Securities, Inc.
5.522% due 09/25/2034	286	286
5.522% due 06/15/2043	310	310

Carrington Mortgage Loan Trust
5.402% due 06/25/2035	73	73

Centex Home Equity
5.412% due 06/25/2035	526	526

Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008	2,200	2,196

CIT Group Home Equity Loan Trust
5.592% due 06/25/2033	8	8

Citigroup Mortgage Loan Trust, Inc.
5.412% due 07/25/2035	117	117
5.422% due 07/25/2035	217	217
5.432% due 09/25/2035	411	411

Conseco Finance Securitizations Corp.
6.090% due 09/01/2033	3,351	3,353

Countrywide Asset-Backed Certificates
5.802% due 12/25/2031	$120	$120
5.442% due 03/25/2035	63	63
5.402% due 06/25/2035	87	87
5.422% due 08/25/2035	562	562
5.402% due 10/25/2035	315	315

CS First Boston Mortgage Securities Corp.
5.632% due 01/25/2032	19	20

Equity One ABS, Inc.
5.602% due 11/25/2032	17	17

FBR Securitization Trust
5.462% due 09/25/2035	719	719
5.442% due 11/25/2035	3,416	3,419

First Franklin Mortgage Loan Asset-Backed Certificates
5.432% due 03/25/2025	270	270

First NLC Trust
5.432% due 09/25/2035	255	255
5.432% due 12/25/2035	412	413

Fremont Home Loan Trust
5.412% due 01/25/2036	690	690

GSAMP Trust
5.512% due 10/25/2033	71	71
5.612% due 03/25/2034	393	394
GSR Mortgage Loan Trust
5.422% due 12/25/2030	740	741

HFC Home Equity Loan Asset-Backed Certificates
5.617% due 09/20/2033	297	298

Indymac Residential Asset-Backed Trust
5.422% due 03/25/2036	760	761

Long Beach Mortgage Loan Trust
5.522% due 11/25/2034	1,203	1,204
5.442% due 09/25/2035	690	690
5.412% due 01/25/2036	931	931
5.402% due 02/25/2036	943	944

New Century Home Equity Loan Trust
5.432% due 09/25/2035	802	803

Option One Mortgage Loan Trust
5.422% due 08/25/2035	53	53
5.422% due 11/25/2035	1,634	1,635

Park Place Securities, Inc.
5.432% due 08/25/2035	481	482

Quest Trust
5.402% due 12/25/2035	341	341

Renaissance Home Equity Loan Trust
5.472% due 10/25/2035	750	751

Residential Asset Mortgage Products, Inc.
5.432% due 10/25/2025	1,237	1,238
5.662% due 09/25/2033	8	8
5.572% due 02/25/2034	127	127
5.422% due 03/25/2035	886	887

SLM Student Loan Trust
5.120% due 07/25/2013	650	651
5.110% due 01/26/2015	904	903

Soundview Home Equity Loan Trust
5.432% due 05/25/2035	127	127
5.422% due 07/25/2035	15	15
5.432% due 11/25/2035	1,335	1,336
5.422% due 12/25/2035	431	431

Structured Asset Securities Corp.
5.422% due 08/25/2035	391	391
5.452% due 12/25/2035	1,459	1,460

Truman Capital Mortgage Loan Trust
5.662% due 01/25/2034	$206	$207

Wachovia Auto Owner Trust
4.820% due 02/20/2009	1,300	1,296

Total Asset-Backed Securities (Cost $40,143)		40,160

	NOTIONAL AMOUNT (000S)

PURCHASED CALL OPTIONS 0.1%
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 10/04/2006	12,500	0
Strike @ 4.750% Exp. 08/07/2006	19,000	0
Strike @ 4.750% Exp. 08/08/2006	6,000	0
Strike @ 4.800% Exp. 12/22/2006	14,000	2
Strike @ 5.000% Exp. 03/08/2007	16,000	14
Strike @ 5.000% Exp. 03/08/2007	7,000	6
Strike @ 5.080% Exp. 04/19/2007	13,800	20
Strike @ 5.130% Exp. 10/25/2006	24,300	7
Strike @ 5.130% Exp. 10/25/2006	5,000	2
Strike @ 5.170% Exp. 02/01/2007	15,200	18
Strike @ 5.200% Exp. 05/09/2007	33,600	73
Strike @ 5.250% Exp. 06/07/2007	30,000	82

Total Purchased Call Options (Cost $743)		224

	# OF CONTRACTS

PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $92.250 Exp. 12/18/2006	96	1
Strike @ $92.500 Exp. 12/18/2006	120	1

90-Day Eurodollar June Futures (CME)
Strike @ $91.000 Exp. 06/18/2007	337	2
Strike @ $91.250 Exp. 06/18/2007	423	3

90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007	469	3

90-Day Eurodollar September Futures (CME)
Strike @ $92.750 Exp. 09/18/2006	556	3

Total Purchased Put Options (Cost $19)		13

	NOTIONAL AMOUNT (000S)

PURCHASED STRADDLE OPTIONS 0.0%
Call & Put – OTC U.S. dollar versus Japanese Yen Forward Delta Neutral Straddle
Strike @ $0.000 (g) Exp. 08/23/2007	$7,000	4

Total Purchased Straddle Options (Cost $0)		4

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2006 (Unaudited)

VALUE
SHARES	(000S)

PREFERRED STOCK 0.1%
DG Funding Trust
7.210% due 12/31/2049		60	$633

Total Preferred Stock (Cost $632)			633

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 59.9%

BELGIUM TREASURY BILLS 4.7%
2.757% due 10/12/2006	EUR	23,060	29,262

COMMERCIAL PAPER 37.1%
Barclays U.S. Fund
5.055% due 08/16/2006		$12,200	12,125
5.105% due 08/22/2006		5,900	5,858

BNP Paribas Finance
4.930% due 07/13/2006		2,400	2,397
5.079% due 08/22/2006		15,600	15,490

Caisse d’Amortissement de la Dette Sociale
5.270% due 08/03/2006		17,000	16,923

Cox Communications, Inc.
5.160% due 07/17/2006		600	600

Danske Corp.
5.280% due 07/17/2006		5,400	5,389
4.955% due 07/20/2006		600	599
4.980% due 07/26/2006		4,100	4,087
5.080% due 08/24/2006		8,800	8,735

Dexia Delaware LLC
5.275% due 07/05/2006		3,300	3,299
4.980% due 07/25/2006		15,600	15,553

DnB NORBank ASA
4.960% due 07/17/2006		10,900	10,879

Fannie Mae
4.809% due 07/05/2006		17,200	17,195

Federal Home Loan Bank
5.030% due 07/03/2006		17,200	17,200

Fortis Funding
5.265% due 07/26/2006		$3,100	$3,090

General Electric Capital Corp.
4.975% due 07/24/2006		2,400	2,393

HBOS Treasury Services PLC
4.985% due 07/26/2006		14,900	14,853

Rabobank USA Financial Corp.
5.250% due 07/03/2006		17,200	17,200

Skandinaviska Enskilda Banken
4.960% due 07/20/2006		500	499

Societe Generale N.A.
5.270% due 07/03/2006		300	300
5.245% due 08/08/2006		16,500	16,413
5.055% due 08/15/2006		1,100	1,093
4.985% due 08/22/2006		1,000	993

Total Captial S.A.
5.270% due 07/03/2006		17,200	17,200

UBS Finance Delaware LLC
5.270% due 07/03/2006		400	400
5.050% due 07/05/2006		4,700	4,699
4.790% due 07/07/2006		3,900	3,898
4.930% due 07/10/2006		1,000	999
5.095% due 09/22/2006		9,000	8,887

Westpac Capital Corp.
4.980% due 07/24/2006		1,200	1,196

			230,442

FRANCE TREASURY BILLS 6.1%
2.775% due 07/06/2006 - 11/23/2006 (b)	EUR	29,900	37,957

GERMANY TREASURY BILLS 8.5%
2.590% due 07/12/2006 - 10/18/2006 (b)		41,410	52,871

REPURCHASE AGREEMENTS 2.5%
Credit Suisse First Boston
4.580% due 07/03/2006		$4,600	$4,600
(Dated 06/30/2006. Collateralized by U.S. Treasury Notes 4.000% due 06/15/2009 valued at $4,729. Repurchase proceeds are $4,602.)
4.600% due 07/03/2006		5,000	5,000
(Dated 06/30/2006. Collateralized by U.S. Treasury Notes 3.250% due 08/15/2007 valued at $5,107. Repurchase proceeds are $5,002.)

State Street Bank
4.900% due 07/03/2006		5,892	5,892
(Dated 06/30/2006. Collateralized by Freddie Mac 2.750% due 02/09/2007 valued at $6,011. Repurchase proceeds are $5,894.)

			15,492

SPAIN TREASURY BILLS 0.4%
2.890% due 12/22/2006	EUR	2,500	3,153

U.S. TREASURY BILLS 0.6%
4.568% due 08/31/2006 - 09/14/2006 (b)(c)		$3,495	3,456

Total Short-Term Instruments (Cost $368,571)			372,633

Total Investments (a) 115.9% (Cost $719,941)			$720,320

Written Options (e) (0.2%) (Premiums $1,189)			(1,344)

Other Assets and Liabilities (Net) (15.7%)			(97,525)

Net Assets 100.0%			$621,451

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) As of June 30, 2006, portfolio securities with an aggregate market value of $1,606 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) Securities with an aggregate market value of $3,456 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	800	$(1,196)
90-Day Eurodollar December Futures	Long	12/2007	291	(455)
90-Day Eurodollar June Futures	Long	06/2007	625	(1,177)
90-Day Eurodollar March Futures	Long	03/2007	977	(1,904)
90-Day Eurodollar March Futures	Short	03/2008	61	74
90-Day Eurodollar September Futures	Long	09/2007	460	(807)
U.S. Treasury 5-Year Note September Futures	Short	09/2006	349	191
U.S. Treasury 10-Year Note September Futures	Short	09/2006	102	61
U.S. Treasury 30-Year Bond September Futures	Long	09/2006	5	(2)

				$(5,215)

See Accompanying Notes	Semiannual Report	June 30, 2006	11

Schedule of Investments    Low Duration Portfolio (Cont.)

(d) Swap agreements outstanding on June 30, 2006:
Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	1,300	$(4)
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2007	GBP	400	(3)
Lehman Brothers, Inc.	6-month GBP-LIBOR	Pay	4.500%	09/20/2009		200	(5)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2011		$2,900	25

							$13

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.100%	12/20/2006		$2,600	$6
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007		400	8
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007		300	6
Citibank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.445%	12/20/2006		100	0
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	12/20/2006		200	1
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007		200	4
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.690%	03/20/2007		1,200	5
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	12/20/2006		1,000	15
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.460%	06/20/2007		200	0

							$45

+ If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(e) Written options outstanding on June 30, 2006:
Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$108.000	08/25/2006	40	$7	$1
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	40	4	6
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	13	6	20
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	422	331	894
Put - CME 90-Day Eurodollar December Futures	95.500	12/18/2006	45	49	123
Put - CME 90-Day Eurodollar March Futures	94.750	03/19/2007	19	10	20
Put - CME 90-Day Eurodollar September Futures	95.000	09/18/2006	14	8	20

				$415	$1,084

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	4.500%	12/20/2006	GBP	1,700	$8	$19
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		$6,100	22	7
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.040%	03/08/2007		7,000	68	14
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		2,100	25	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		6,000	79	2
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006		8,000	65	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		4,500	20	5
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.780%	08/08/2006		3,000	28	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		3,000	36	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		3,000	33	6
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007		6,000	47	26
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007		14,700	152	87
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007		13,000	132	89
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		2,200	9	2
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.240%	02/01/2007		6,600	41	25

								$765	$282

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2006 (Unaudited)

Straddle Options
Description	Counterparty	Exercise Price*	Expiration Date	Notional Amount	Premium*	Value
Call & Put - OTC U.S. dollar versus Japanese Yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$0.000	08/23/2007	$3,100	$3	$(17)
Call & Put - OTC U.S. dollar versus Japanese Yen Forward Delta Neutral Straddle	J.P. Morgan Chase & Co.	0.000	08/23/2007	1,000	6	(5)

					$9	$(22)

* Exercise price and final premium determined on a future final date, based upon implied volatility parameters.

(f) Forward foreign currency contracts outstanding on June 30, 2006:
Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	852	07/2006	$25	$0	$25
Sell		853	07/2006	0	(20)	(20)
Buy		422	09/2006	11	0	11
Buy	CAD	1,897	07/2006	0	(20)	(20)
Buy	CLP	174,323	07/2006	0	(7)	(7)
Sell		174,323	07/2006	4	0	4
Buy		86,000	08/2006	0	(2)	(2)
Buy		44,534	09/2006	0	0	0
Buy	CNY	4,059	03/2007	0	(4)	(4)
Buy	EUR	167	07/2006	4	0	4
Sell		51,095	07/2006	71	(623)	(552)
Sell		14,390	08/2006	0	(330)	(330)
Sell		26,000	09/2006	0	(471)	(471)
Buy	GBP	537	07/2006	4	0	4
Buy	INR	12,200	08/2006	0	(7)	(7)
Sell		7,230	08/2006	3	0	3
Buy		2,596	09/2006	0	(1)	(1)
Buy	JPY	2,039,610	08/2006	0	(571)	(571)
Buy	KRW	144,129	08/2006	3	0	3
Buy		611,190	09/2006	16	0	16
Sell		369,284	09/2006	0	(10)	(10)
Buy		843,255	05/2007	0	(2)	(2)
Buy	MXN	3,960	08/2006	0	(24)	(24)
Sell		2,377	08/2006	6	0	6
Buy		1,125	09/2006	0	(6)	(6)
Buy	PEN	1,616	08/2006	10	0	10
Sell		1,616	08/2006	0	(19)	(19)
Buy		141	09/2006	1	0	1
Sell		141	09/2006	0	(2)	(2)
Buy	PLN	162	09/2006	1	0	1
Buy		349	11/2006	0	(3)	(3)
Buy	RUB	11,341	08/2006	20	0	20
Sell		6,780	08/2006	0	(8)	(8)
Buy		3,058	09/2006	4	0	4
Buy	SGD	1,140	08/2006	13	(2)	11
Sell		676	08/2006	0	(8)	(8)
Buy		172	09/2006	2	0	2
Buy	SKK	13,910	09/2006	13	0	13
Sell		6,644	09/2006	0	(6)	(6)
Buy	TWD	10,582	08/2006	0	(8)	(8)
Sell		7,383	08/2006	0	0	0
Buy		3,337	09/2006	0	(1)	(1)
Buy	ZAR	106	08/2006	0	(2)	(2)
Sell		106	08/2006	1	0	1
Buy		106	10/2006	0	(1)	(1)
Buy		202	11/2006	0	(4)	(4)

				$212	$(2,162)	$(1,950)

(g) Exercise price and premium determined on a future date, based upon implied volatility parameters.

See Accompanying Notes	Semiannual Report	June 30, 2006	13

Notes to Financial Statements

1.  ORGANIZATION

The Low Duration Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented in these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events when the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income.  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related or asset-backed securities are recorded as components of interest income in the Statement of Operations.

Dividends and Distributions to Shareholders.  Dividends from net investment income, if any, are declared on each day the Portfolio is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year. Most shareholders choose to reinvest their dividends and capital gain distribution in additional shares of the Portfolio.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to

14	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations.  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Federal Income Taxes.  The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency.  The accounting records of the Portfolio are maintained in U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollar based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	PEN	Peruvian New Sol
CLP	Chilean Peso	PLN	Polish Zloty
CNY	Chinese Yuan Renminbi	RUB	Russian Ruble
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	SKK	Slovakian Koruna
INR	Indian Rupee	TWD	Taiwan Dollar
JPY	Japanese Yen	ZAR	South African Rand
KRW	South Korean Won

Forward Currency Transactions.  The Portfolio may enter into forward currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts.  The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts.  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Certain options may be written with premiums to determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements.  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and

Semiannual Report	June 30, 2006	15

Notes to Financial Statements (Cont.)

time. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Mortgage-Related and Other Asset-Backed Securities.  The Portfolio may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Swap Agreements.  The Portfolio may engage in swap transactions, including, but not limited to, swap agreements on interest rate and credit default to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for federal income tax purposes is uncertain. Were the Internal Revenue Service to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for federal income tax purposes, payments received by the Portfolio from such investments might be subject to income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

U.S. Government Agencies or Government-Sponsored Enterprises.  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

Guarantees and Indemnifications.  Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

New Accounting Policies.  In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the application of the Interpretation to the Portfolio and will provide additional information in relation to the Interpretation in the Portfolio’s annual financial statements for the year ending December 31, 2006.

3.  FEES, EXPENSES, AND RELATED PARTY TRANSACTIONS

Investment Advisory Fee.  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

16	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

Administration Fee.  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee is charged at the annual rate of 0.25%.

Distribution and Servicing Fees.  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

Expenses.  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

For the current period ended June 30, 2006, each unaffiliated Trustee received an annual retainer of $15,000, plus $2,000 for each Board of Trustees quarterly meeting attended, $500 for each Board of Trustees committee meeting attended and $500 for each special board meeting attended, plus reimbursement of related expenses. In addition, each Committee Chair received an additional annual retainer of $500 and each Audit Committee Chair received an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2006 were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$478,547	$426,544	$66,669	$27,434

5.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	# of Contracts	Notional Amount in $		Notional Amount in GBP	Premium
Balance at 12/31/2005	460	$56,300	GBP	2,200	$868
Sales	358	75,100		0	664
Closing Buys	(208)	(32,700)		0	(271)
Expirations	(17)	(9,400)		(500)	(72)
Exercised	0	0		0	0
Balance at 06/30/2006	593	$89,300	GBP	1,700	$1,189

6.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2006		Year Ended 12/31/2005
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	996	$10,012	1,021	$10,460
Administrative Class	18,333	184,037	23,493	239,555
Advisor Class	1	10	0	0
Issued as reinvestment of distributions
Institutional Class	47	467	55	561
Administrative Class	1,045	10,471	1,136	11,545
Advisor Class	0	0	0	0
Cost of shares redeemed
Institutional Class	(279)	(2,796)	(473)	(4,836)
Administrative Class	(5,023)	(50,338)	(6,536)	(66,805)
Advisor Class	0	0	0	0
Net increase resulting from Portfolio share transactions	15,120	$151,863	18,696	$190,480

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	2	100
Administrative Class	2	63
Advisor Class	1	100

Semiannual Report	June 30, 2006	17

Notes to Financial Statements (Cont.)

7.  FEDERAL INCOME TAX MATTERS

As of June 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 4,322	$ (3,943)	$ 379

8.  REGULATORY AND LITIGATION MATTERS

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the PIMCO Funds, the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees and employees of the PIMCO Funds, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds themselves against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the PIMCO Funds and Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Portfolios of the Trust. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the PIMCO Funds have been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

Certain Portfolios of the Trust were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain Portfolios of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain Portfolios of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Portfolios. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolios or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolios.

18	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Administrative

Semiannual Report June 30, 2006

P I M C O

PIMCO Variable Insurance Trust

Money Market Portfolio

A company of Allianz Global Investors

Share Class Administrative

Semiannual Report June 30, 2006

PIMCO Variable Insurance Trust

Money Market Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust covering the six-month period ended June 30, 2006.

Highlights of the global bond markets during the six-month period included:

■	Most fixed-income sectors lost ground during the first half of 2006, as concern about accelerating inflation and central bank tightening pushed interest rates higher worldwide. The benchmark Lehman Brothers Aggregate Bond Index (which includes Treasury, Investment-Grade Corporate, and Residential Mortgage-Backed Securities) returned -0.72% for the first six months of the year. On June 30, the benchmark ten-year Treasury yielded 5.14%, 0.75% higher than at the start of the year. The U.S. yield curve remained flat as shorter-maturity yields rose by a comparable amount.

■	The Federal Reserve tightened four times during the reporting period, bringing the Federal Funds Rate to 5.25%. The increase near the end of the period was the Federal Reserve’s 17th consecutive rate hike since the start of its tightening cycle in 2004. The Federal Reserve was not alone, as central banks in Europe, India, and China tightened credit in unison for the first time since 2000. The Bank of Japan, whose zero-interest-rate policy has flooded global markets with liquidity, looked set to reverse this policy in the coming months.

In these pages please find a more complete Portfolio review as it relates to financial-market activities, as well as details about total-return investment performance for the six-month reporting period. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2006

Semiannual Report	June 30, 2006	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the Money Market Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, market risk, issuer risk, non-U.S. investment risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Examples would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2006 to June 30, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel or litigation expense).

Portfolio Benchmark

Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-Month Treasury Bill issues. It is not possible to invest directly in the index.

Semiannual Report	June 30, 2006	3

PIMCO Money Market Portfolio

Cumulative Returns Through June 30, 2006

                   Money Market Portfolio           Citigroup
                   Administrative Class         3 Month T-Bill Index
                   --------------------         --------------------
     09/30/1999       $10,000                        $10,000
     10/31/1999        10,041                         10,041
     11/30/1999        10,082                         10,081
     12/31/1999        10,130                         10,124
     01/31/2000        10,174                         10,169
     02/29/2000        10,218                         10,212
     03/31/2000        10,268                         10,260
     04/30/2000        10,311                         10,308
     05/31/2000        10,361                         10,359
     06/30/2000        10,415                         10,407
     07/31/2000        10,466                         10,458
     08/31/2000        10,520                         10,509
     09/30/2000        10,570                         10,562
     10/31/2000        10,617                         10,617
     11/30/2000        10,680                         10,671
     12/31/2000        10,739                         10,727
     01/31/2001        10,791                         10,783
     02/28/2001        10,836                         10,829
     03/31/2001        10,881                         10,877
     04/30/2001        10,919                         10,919
     05/31/2001        10,961                         10,959
     06/30/2001        10,996                         10,994
     07/31/2001        11,027                         11,028
     08/31/2001        11,063                         11,062
     09/30/2001        11,088                         11,094
     10/31/2001        11,112                         11,123
     11/30/2001        11,132                         11,146
     12/31/2001        11,150                         11,166
     01/31/2002        11,164                         11,183
     02/28/2002        11,178                         11,198
     03/31/2002        11,192                         11,215
     04/30/2002        11,206                         11,231
     05/31/2002        11,222                         11,248
     06/30/2002        11,235                         11,263
     07/31/2002        11,249                         11,280
     08/31/2002        11,263                         11,296
     09/30/2002        11,275                         11,312
     10/31/2002        11,288                         11,328
     11/30/2002        11,296                         11,342
     12/31/2002        11,306                         11,356
     01/31/2003        11,317                         11,368
     02/28/2003        11,325                         11,378
     03/31/2003        11,332                         11,390
     04/30/2003        11,340                         11,401
     05/31/2003        11,348                         11,412
     06/30/2003        11,354                         11,422
     07/31/2003        11,361                         11,432
     08/31/2003        11,366                         11,442
     09/30/2003        11,371                         11,450
     10/31/2003        11,377                         11,460
     11/30/2003        11,383                         11,468
     12/31/2003        11,388                         11,478
     01/31/2004        11,394                         11,487
     02/29/2004        11,399                         11,495
     03/31/2004        11,404                         11,504
     04/30/2004        11,410                         11,513
     05/31/2004        11,414                         11,522
     06/30/2004        11,420                         11,532
     07/31/2004        11,428                         11,543
     08/31/2004        11,437                         11,555
     09/30/2004        11,447                         11,569
     10/31/2004        11,459                         11,584
     11/30/2004        11,472                         11,601
     12/31/2004        11,490                         11,620
     01/31/2005        11,506                         11,641
     02/28/2005        11,523                         11,661
     03/31/2005        11,544                         11,686
     04/30/2005        11,566                         11,711
     05/31/2005        11,590                         11,739
     06/30/2005        11,615                         11,767
     07/31/2005        11,642                         11,796
     08/31/2005        11,672                         11,828
     09/30/2005        11,704                         11,860
     10/31/2005        11,735                         11,895
     11/30/2005        11,769                         11,931
     12/31/2005        11,808                         11,969
     01/31/2006        11,844                         12,009
     02/28/2006        11,880                         12,047
     03/31/2006        11,924                         12,091
     04/30/2006        11,963                         12,136
     05/31/2006        12,008                         12,184
     06/30/2006        12,057                         12,231

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Sector Breakdown‡

Commercial Paper	92.1%
Certificates of Deposit	7.5%
Repurchase Agreements	0.4%

‡	% of Total Investments as of June 30, 2006

Average Annual Total Return for the period ended June 30, 2006
	7-Day Yield	30-Day Yield	6 Months*	1 Year	5 Years	Since Inception (09/30/99)
PIMCO Money Market Portfolio Administrative Class	4.77%	4.70%	2.10%	3.80%	1.86%	2.81%
Citigroup 3-Month Treasury Bill Index	—	—	2.19%	3.95%	2.16%	3.03%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Past performance is no guarantee of future results. The performance quoted represents past performance. Money market funds are not insured or guaranteed by the FDIC or any other government agency, and although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/06)	$1,000.00	$1,000.00
Ending Account Value (06/30/06)	$1,021.00	$1,022.32
Expenses Paid During Period†	$2.51	$2.51

† Expenses are equal to the Portfolio’s Administrative Class annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for a description of the Portfolio’s benchmark and an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO Money Market Portfolio seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations.

»	The Portfolio emphasizes high-quality commercial paper, shorter-term agency and high-quality corporate debt issues due to strong liquidity, attractive yields and limited credit risks.

»	High quality (A1/P1) commercial paper yields rose approximately 1.00% for three-month maturities, reflecting similar Federal Reserve rate increases.

»	U.S. and non-U.S. issued high-quality (A1/P1) commercial paper was emphasized due to attractive yields, modest interest rate sensitivity and limited credit risk.

»	Higher-quality (A1/P1) three-month commercial paper yield spreads relative to Treasuries slightly widened by about 0.06% to approximately 0.46%, which provided additional income.

4	PIMCO Variable Insurance Trust

Financial Highlights Money Market Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2006+		12/31/2005	12/31/2004	12/31/2003	12/31/2002	12/31/2001

Administrative Class
Net asset value beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (a)	0.02		0.03	0.01	0.01	0.01	0.04
Total income from investment operations	0.02		0.03	0.01	0.01	0.01	0.04
Dividends from net investment income	(0.02)		(0.03)	(0.01)	(0.01)	(0.01)	(0.04)
Net asset value end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.10%		2.77%	0.89%	0.72%	1.41%	3.83%
Net assets end of period (000s)	$59,301		$43,434	$32,184	$27,032	$25,850	$12,860
Ratio of expenses to average net assets	0.50	%*	0.50%	0.50%	0.50%	0.50%	0.50	%(b)
Ratio of net investment income to average net assets	4.26	%*	2.81%	0.91%	0.70%	1.41%	3.37%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.51%.

See Accompanying Notes	Semiannual Report	June 30, 2006	5

Statement of Assets and Liabilities Money Market Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2006 (Unaudited)

Assets:
Investments, at value	$160,648
Interest and dividends receivable	40
160,688

Liabilities:
Payable for Portfolio shares redeemed	$218
Dividends payable	1
Accrued investment advisory fee	20
Accrued administration fee	27
Accrued servicing fee	6
272

Net Assets	$160,416

Net Assets Consist of:
Paid in capital	$160,418
Undistributed net investment income	14
Accumulated undistributed net realized (loss)	(16)
$160,416

Net Assets:
Institutional Class	$101,115
Administrative Class	59,301

Shares Issued and Outstanding:
Institutional Class	101,115
Administrative Class	59,301

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$1.00
Administrative Class	1.00

Cost of Investments Owned	$160,648

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations Money Market Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Interest	$3,530
Total Income	3,530

Expenses:
Investment advisory fees	112
Administration fees	149
Servicing fees – Administrative Class	33
Trustees’ fees	1
Interest expense	2
Total Expenses	297

Net Investment Income	3,233

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(10)
Net (Loss)	(10)

Net Increase in Net Assets Resulting from Operations	$3,223

See Accompanying Notes	Semiannual Report	June 30, 2006	7

Statements of Changes in Net Assets Money Market Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$3,233	$3,324
Net realized (loss)	(10)	(3)
Net increase resulting from operations	3,223	3,321

Distributions to Shareholders:
From net investment income
Institutional Class	(2,283)	(2,245)
Administrative Class	(942)	(1,076)

Total Distributions	(3,225)	(3,321)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	44,772	23,543
Administrative Class	32,420	31,350
Issued in reorganization
Institutional Class	0	99,297
Administrative Class	0	0
Issued as reinvestment of distributions
Institutional Class	2,282	2,245
Administrative Class	942	1,076
Cost of shares redeemed
Institutional Class	(46,133)	(24,902)
Administrative Class	(17,494)	(21,176)
Net increase resulting from Portfolio share transactions	16,789	111,433

Total Increase in Net Assets	16,787	111,433

Net Assets:
Beginning of period	143,629	32,196
End of period*	$160,416	$143,629

*Including undistributed net investment income of:	$14	$6

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Money Market Portfolio	June 30, 2006 (Unaudited)

PRINCIPAL
AMOUNT	VALUE
(000S)	(000S)

SHORT-TERM INSTRUMENTS 100.1%

CERTIFICATES OF DEPOSIT 7.5%
Citibank New York N.A.
5.135% due 08/17/2006	$1,400	$1,400
5.400% due 09/21/2006	3,300	3,300

Wells Fargo Bank N.A.
5.180% due 07/05/2006	7,400	7,400

		12,100

COMMERCIAL PAPER 92.2%
Abbey National N.A. LLC
5.000% due 08/28/2006	4,300	4,267

ANZ National (Int’l) Ltd.
4.860% due 07/10/2006	1,000	999

Bank of America Corp.
5.055% due 08/17/2006	5,000	4,968

Bank of Ireland
5.200% due 09/22/2006	1,500	1,482

Barclays U.S. Funding Corp.
5.105% due 08/22/2006	2,700	2,681

BNP Paribas Finance
5.270% due 07/03/2006	800	800

Calyon N.A. Inc.
5.230% due 08/03/2006	4,600	4,579

CBA (de) Finance
5.080% due 08/21/2006	4,400	4,370

Danske Corp.
5.080% due 08/24/2006	4,400	4,368

Dexia Delaware LLC
5.275% due 07/06/2006	6,000	5,997

DnB NORBank ASA
5.125% due 08/18/2006	1,600	1,590

Fannie Mae
4.810% due 09/20/2006	1,600	1,583
5.010% due 09/07/2006	1,400	1,400

Fortis Funding
5.060% due 07/06/2006	4,100	4,098

Freddie Mac
0.010% due 09/12/2006	4,300	4,258
4.785% due 09/12/2006	9,500	9,410
4.875% due 09/26/2006	500	494
4.910% due 12/12/2006	3,100	3,029
4.932% due 08/08/2006	4,800	4,776

General Electric Capital Corp.
5.060% due 08/16/2006	4,300	4,273

HBOS Treasury Services PLC
4.940% due 07/14/2006	1,700	1,697
5.100% due 08/23/2006	2,900	2,879

ING U.S. Funding LLC
5.235% due 08/03/2006	4,600	4,579

IXIS Commercial Paper Corp.
5.200% due 08/11/2006	4,600	4,574

KFW International Finance
5.090% due 07/10/2006	7,300	7,293

Nordea N.A., Inc.
4.930% due 07/06/2006	1,700	1,699

Sanofi Aventis
4.980% due 07/05/2006	4,800	4,799

Skandinaviska Enskilda Banken
4.960% due 07/20/2006	4,800	4,789

Societe Generale N.A.
4.890% due 07/06/2006	5,200	5,198

Stadshypoket Delaware, Inc.
5.090% due 08/18/2006	$4,500	$4,471

Statens Bostadsfin Bank
4.890% due 07/06/2006	4,300	4,298

Svenska Handelsbanken, Inc.
5.000% due 08/28/2006	4,800	4,763

Swedbank, Inc.
4.830% due 08/24/2006	4,300	4,270
4.890% due 08/24/2006	1,000	993

TotalFinaElf Captial S.A.
5.270% due 07/03/2006	7,600	7,600

Toyota Motor Credit Co.
5.270% due 08/09/2006	4,700	4,675

UBS Finance Delaware LLC
5.235% due 08/08/2006	6,000	5,969

Unicredit Delaware, Inc.
5.150% due 11/24/2006	2,500	2,449

Westpac Capital Corp.
5.140% due 12/01/2006	1,500	1,468

		147,885

REPURCHASE AGREEMENT 0.4%
State Street Bank
4.900% due 07/03/2006	663	663

(Dated 06/30/2006. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $678. Repurchase proceeds are $663.)
Total Short-Term Instruments (Cost $160,648)		160,648

Total Investments 100.1% (Cost $160,648)		$160,648

Other Assets and Liabilities (Net) (0.1%)		(232)

Net Assets 100.0%		$160,416

See Accompanying Notes	Semiannual Report	June 30, 2006	9

Notes to Financial Statements

1.  ORGANIZATION

The Money Market Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented in these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.  Portfolio securities held by the Portfolio are valued at amortized cost, which approximates current market value.

Securities Transactions and Investment Income.  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related or asset-backed securities are recorded as components of interest income in the Statement of Operations.

Dividends and Distributions to Shareholders.  Dividends from net investment income, if any, are declared on each day the Portfolio is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year. Most shareholders choose to reinvest their dividends and capital gain distribution in additional shares of the Portfolio.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations.  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Federal Income Taxes.  The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Repurchase Agreements.  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

U.S. Government Agencies or Government-Sponsored Enterprises.  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

Guarantees and Indemnifications.  Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

10	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

New Accounting Policies.  In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the application of the Interpretation to the Portfolio and will provide additional information in relation to the Interpretation in the Portfolio’s annual financial statements for the year ending December 31, 2006.

3.  FEES, EXPENSES, AND RELATED PARTY TRANSACTIONS

Investment Advisory Fee.  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.15%.

Administration Fee.  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee is charged at the annual rate of 0.20%.

Distribution and Servicing Fees.  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

Expenses.  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

For the current period ended June 30, 2006, each unaffiliated Trustee received an annual retainer of $15,000, plus $2,000 for each Board of Trustees quarterly meeting attended, $500 for each Board of Trustees committee meeting attended and $500 for each special board meeting attended, plus reimbursement of related expenses. In addition, each Committee Chair received an additional annual retainer of $500 and each Audit Committee Chair received an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  REORGANIZATION

The Acquiring Portfolio (“Money Market Portfolio”), as listed below, acquired the assets and certain liabilities of the Acquired Fund (“CIGNA Times Square VP Money Market Fund”), also listed below, in a tax-free exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio’s shareholders (shares and amounts in thousands):

Acquiring Portfolio	Acquired Fund	Date	Shares Issued by Acquiring Portfolio	Value of Shares Issued by Acquiring Portfolio	Total Net Assets of Acquired Fund	Total Net Assets of Acquiring Portfolio	Total Net Assets of Acquiring Portfolio After Acquisition	Acquired Fund’s Unrealized Appreciation
Money Market Portfolio	CIGNA Times Square VP Money Market Fund	April 22, 2005	99,297	$99,297	$99,297	$31,353	$130,650	$0

Semiannual Report	June 30, 2006	11

Notes to Financial Statements

5.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2006		Year Ended 12/31/2005
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	44,771	$44,772	23,543	$23,543
Administrative Class	32,419	32,420	31,350	31,350
Issued in reorganization
Institutional Class	0	0	99,297	99,297
Administrative Class	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	2,282	2,282	2,245	2,245
Administrative Class	942	942	1,076	1,076
Cost of shares redeemed
Institutional Class	(46,133)	(46,133)	(24,902)	(24,902)
Administrative Class	(17,494)	(17,494)	(21,176)	(21,176)
Net increase resulting from Portfolio share transactions	16,787	$16,789	111,433	$111,433

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	3	93
Administrative Class	2	93

6.  FEDERAL INCOME TAX MATTERS

As of June 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 0	$ 0	$ 0

7.  REGULATORY AND LITIGATION MATTERS

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the PIMCO Funds, the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees and employees of the PIMCO Funds, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds themselves against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the PIMCO Funds and Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Portfolios of the Trust. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in

12	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the PIMCO Funds have been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

Certain Portfolios of the Trust were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain Portfolios of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain Portfolios of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Portfolios. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolios or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolios.

Semiannual Report	June 30, 2006	13

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Institutional

Semiannual Report June 30, 2006

PIMCO

PIMCO Variable Insurance Trust

Money Market Portfolio

A company of Allianz Global Investors

Share Class Institutional

Semiannual Report June 30, 2006

PIMCO Variable Insurance Trust

Money Market Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust covering the six-month period ended June 30, 2006.

Highlights of the global bond markets during the six-month period included:

■	Most fixed-income sectors lost ground during the first half of 2006, as concern about accelerating inflation and central bank tightening pushed interest rates higher worldwide. The benchmark Lehman Brothers Aggregate Bond Index (which includes Treasury, Investment-Grade Corporate, and Residential Mortgage-Backed Securities) returned -0.72% for the first six months of the year. On June 30, the benchmark ten-year Treasury yielded 5.14%, 0.75% higher than at the start of the year. The U.S. yield curve remained flat as shorter-maturity yields rose by a comparable amount.

■	The Federal Reserve tightened four times during the reporting period, bringing the Federal Funds Rate to 5.25%. The increase near the end of the period was the Federal Reserve’s 17th consecutive rate hike since the start of its tightening cycle in 2004. The Federal Reserve was not alone, as central banks in Europe, India, and China tightened credit in unison for the first time since 2000. The Bank of Japan, whose zero-interest-rate policy has flooded global markets with liquidity, looked set to reverse this policy in the coming months.

In these pages please find a more complete Portfolio review as it relates to financial-market activities, as well as details about total-return investment performance for the six-month reporting period. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2006

Semiannual Report	June 30, 2006	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the Money Market Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, market risk, issuer risk, non-U.S. investment risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Examples would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2006 to June 30, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel or litigation expense).

Portfolio Benchmark

Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-Month Treasury Bill issues. It is not possible to invest directly in the index.

Semiannual Report	June 30, 2006	3

PIMCO Money Market Portfolio

Cumulative Returns Through June 30, 2006

                      Money Market Portfolio       Citigroup 3 Month
                        Institutional Class       Treasury Bill Index
                      ----------------------      -------------------
04/30/2000                    $10,000                   $10,000
05/31/2000                     10,050                    10,049
06/30/2000                     10,103                    10,096
07/31/2000                     10,153                    10,145
08/31/2000                     10,207                    10,195
09/30/2000                     10,257                    10,246
10/31/2000                     10,304                    10,299
11/30/2000                     10,366                    10,352
12/31/2000                     10,426                    10,407
01/31/2001                     10,478                    10,460
02/28/2001                     10,523                    10,505
03/31/2001                     10,569                    10,552
04/30/2001                     10,607                    10,592
05/31/2001                     10,649                    10,631
06/30/2001                     10,684                    10,665
07/31/2001                     10,716                    10,699
08/31/2001                     10,752                    10,731
09/30/2001                     10,778                    10,762
10/31/2001                     10,803                    10,790
11/30/2001                     10,824                    10,813
12/31/2001                     10,842                    10,832
01/31/2002                     10,857                    10,849
02/28/2002                     10,872                    10,864
03/31/2002                     10,887                    10,879
04/30/2002                     10,903                    10,895
05/31/2002                     10,919                    10,911
06/30/2002                     10,933                    10,927
07/31/2002                     10,948                    10,943
08/31/2002                     10,964                    10,958
09/30/2002                     10,977                    10,974
10/31/2002                     10,990                    10,989
11/30/2002                     10,999                    11,003
12/31/2002                     11,011                    11,016
01/31/2003                     11,023                    11,028
02/28/2003                     11,032                    11,038
03/31/2003                     11,041                    11,049
04/30/2003                     11,050                    11,060
05/31/2003                     11,059                    11,071
06/30/2003                     11,067                    11,081
07/31/2003                     11,074                    11,090
08/31/2003                     11,081                    11,099
09/30/2003                     11,087                    11,108
10/31/2003                     11,095                    11,117
11/30/2003                     11,101                    11,126
12/31/2003                     11,108                    11,134
01/31/2004                     11,115                    11,143
02/29/2004                     11,121                    11,151
03/31/2004                     11,128                    11,160
04/30/2004                     11,135                    11,169
05/31/2004                     11,141                    11,178
06/30/2004                     11,149                    11,187
07/31/2004                     11,158                    11,198
08/31/2004                     11,168                    11,210
09/30/2004                     11,180                    11,223
10/31/2004                     11,193                    11,238
11/30/2004                     11,207                    11,254
12/31/2004                     11,226                    11,273
01/31/2005                     11,243                    11,293
02/28/2005                     11,261                    11,313
03/31/2005                     11,283                    11,336
04/30/2005                     11,306                    11,361
05/31/2005                     11,331                    11,388
06/30/2005                     11,357                    11,415
07/31/2005                     11,385                    11,444
08/31/2005                     11,415                    11,474
09/30/2005                     11,448                    11,506
10/31/2005                     11,480                    11,539
11/30/2005                     11,515                    11,574
12/31/2005                     11,554                    11,611
01/31/2006                     11,591                    11,650
02/28/2006                     11,627                    11,687
03/31/2006                     11,672                    11,730
04/30/2006                     11,712                    11,774
05/31/2006                     11,757                    11,820
06/30/2006                     11,806                    11,866

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Institutional Class.

Sector Breakdown‡

Commercial Paper	92.1%
Certificates of Deposit	7.5%
Repurchase Agreements	0.4%
U.S. Government Agencies	3.0%

‡	% of Total Investments as of June 30, 2006

Average Annual Total Return for the period ended June 30, 2006
	6 Months*	1 Year	5 Years	Since Inception (04/10/00)**
PIMCO Money Market Portfolio Institutional Class	2.18%	3.96%	2.02%	2.76%
Citigroup 3 Month Treasury Bill Index	2.19%	3.95%	2.16%	2.85%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** The Institutional Class shares commenced operations on 04/10/00. Index comparisons began on 03/31/00.

Past performance is no guarantee of future results. The performance quoted represents past performance. Money market funds are not insured or guaranteed by the FDIC or any other government agency, and although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/06)	$1,000.00	$1,000.00
Ending Account Value (06/30/06)	$1,021.80	$1,023.06
Expenses Paid During Period†	$1.75	$1.76

† Expenses are equal to the Portfolio’s Institutional Class annualized expense ratio of 0.35%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for a description of the Portfolio’s benchmark and an explanation of the information presented in the above Expense Example. .

Portfolio Insights

»	The PIMCO Money Market Portfolio seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations.

»	The Portfolio emphasizes high-quality commercial paper, shorter-term agency and high-quality corporate debt issues due to strong liquidity, attractive yields and limited credit risks.

»	High quality (A1/P1) commercial paper yields rose approximately 1.00% for three-month maturities, reflecting similar Federal Reserve rate increases.

»	U.S. and non-U.S. issued high-quality (A1/P1) commercial paper was emphasized due to attractive yields, modest interest rate sensitivity and limited credit risk.

»	Higher-quality (A1/P1) three-month commercial paper yield spreads relative to Treasuries slightly widened by about 0.06% to approximately 0.46%, which provided additional income.

4	PIMCO Variable Insurance Trust

Financial Highlights Money Market Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2006+	12/31/2005	12/31/2004	12/31/2003	12/31/2002	12/31/2001

Institutional Class
Net asset value beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (a)	0.02	0.03	0.01	0.01	0.02	0.04
Total income from investment operations	0.02	0.03	0.01	0.01	0.02	0.04
Dividends from net investment income	(0.02)	(0.03)	(0.01)	(0.01)	(0.02)	(0.04)
Total distributions	(0.02)	(0.03)	(0.01)	(0.01)	(0.02)	(0.04)
Net asset value end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.18%	2.93%	1.06%	0.88%	1.56%	3.99%
Net assets end of period (000s)	$101,115	$100,195	$12	$11	$11	$11
Ratio of expenses to average net assets	0.35%*	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets	4.37%*	3.23%	1.04%	0.85%	1.58%	4.59%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	Semiannual Report	June 30, 2006	5

Statement of Assets and Liabilities Money Market Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2006 (Unaudited)

Assets:
Investments, at value	$160,648
Interest and dividends receivable	40
160,688

Liabilities:
Payable for Portfolio shares redeemed	$218
Dividends payable	1
Accrued investment advisory fee	20
Accrued administration fee	27
Accrued servicing fee	6
272

Net Assets	$160,416

Net Assets Consist of:
Paid in capital	$160,418
Undistributed net investment income	14
Accumulated undistributed net realized (loss)	(16)
$160,416

Net Assets:
Institutional Class	$101,115
Administrative Class	59,301

Shares Issued and Outstanding:
Institutional Class	101,115
Administrative Class	59,301

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$1.00
Administrative Class	1.00

Cost of Investments Owned	$160,648

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations Money Market Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Interest	$3,530
Total Income	3,530

Expenses:
Investment advisory fees	112
Administration fees	149
Servicing fees – Administrative Class	33
Trustees’ fees	1
Interest expense	2
Total Expenses	297

Net Investment Income	3,233

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(10)
Net (Loss)	(10)

Net Increase in Net Assets Resulting from Operations	$3,223

See Accompanying Notes	Semiannual Report	June 30, 2006	7

Statements of Changes in Net Assets Money Market Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$3,233	$3,324
Net realized (loss)	(10)	(3)
Net increase resulting from operations	3,223	3,321

Distributions to Shareholders:
From net investment income
Institutional Class	(2,283)	(2,245)
Administrative Class	(942)	(1,076)

Total Distributions	(3,225)	(3,321)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	44,772	23,543
Administrative Class	32,420	31,350
Issued in reorganization
Institutional Class	0	99,297
Administrative Class	0	0
Issued as reinvestment of distributions
Institutional Class	2,282	2,245
Administrative Class	942	1,076
Cost of shares redeemed
Institutional Class	(46,133)	(24,902)
Administrative Class	(17,494)	(21,176)
Net increase resulting from Portfolio share transactions	16,789	111,433

Total Increase in Net Assets	16,787	111,433

Net Assets:
Beginning of period	143,629	32,196
End of period*	$160,416	$143,629

*Including undistributed net investment income of:	$14	$6

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Money Market Portfolio	June 30, 2006 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

SHORT-TERM INSTRUMENTS 100.1%

CERTIFICATES OF DEPOSIT 7.5%
Citibank New York N.A.
5.135% due 08/17/2006	$1,400	$1,400
5.400% due 09/21/2006	3,300	3,300

Wells Fargo Bank N.A.
5.180% due 07/05/2006	7,400	7,400

		12,100

COMMERCIAL PAPER 92.2%
Abbey National N.A. LLC
5.000% due 08/28/2006	4,300	4,267

ANZ National (Int’l) Ltd.
4.860% due 07/10/2006	1,000	999

Bank of America Corp.
5.055% due 08/17/2006	5,000	4,968

Bank of Ireland
5.200% due 09/22/2006	1,500	1,482

Barclays U.S. Funding Corp.
5.105% due 08/22/2006	2,700	2,681

BNP Paribas Finance
5.270% due 07/03/2006	800	800

Calyon N.A. Inc.
5.230% due 08/03/2006	4,600	4,579

CBA (de) Finance
5.080% due 08/21/2006	4,400	4,370

Danske Corp.
5.080% due 08/24/2006	4,400	4,368

Dexia Delaware LLC
5.275% due 07/06/2006	6,000	5,997

DnB NORBank ASA
5.125% due 08/18/2006	1,600	1,590

Fannie Mae
4.810% due 09/20/2006	1,600	1,583
5.010% due 09/07/2006	1,400	1,400

Fortis Funding
5.060% due 07/06/2006	4,100	4,098

Freddie Mac
0.010% due 09/12/2006	4,300	4,258
4.785% due 09/12/2006	9,500	9,410
4.875% due 09/26/2006	500	494
4.910% due 12/12/2006	3,100	3,029
4.932% due 08/08/2006	4,800	4,776

General Electric Capital Corp.
5.060% due 08/16/2006	4,300	4,273

HBOS Treasury Services PLC
4.940% due 07/14/2006	1,700	1,697
5.100% due 08/23/2006	2,900	2,879

ING U.S. Funding LLC
5.235% due 08/03/2006	4,600	4,579

IXIS Commercial Paper Corp.
5.200% due 08/11/2006	4,600	4,574

KFW International Finance
5.090% due 07/10/2006	7,300	7,293

Nordea N.A., Inc.
4.930% due 07/06/2006	1,700	1,699

Sanofi Aventis
4.980% due 07/05/2006	4,800	4,799

Skandinaviska Enskilda Banken
4.960% due 07/20/2006	4,800	4,789

Societe Generale N.A.
4.890% due 07/06/2006	5,200	5,198

Stadshypoket Delaware, Inc.
5.090% due 08/18/2006	$4,500	$4,471

Statens Bostadsfin Bank
4.890% due 07/06/2006	4,300	4,298

Svenska Handelsbanken, Inc.
5.000% due 08/28/2006	4,800	4,763

Swedbank, Inc.
4.830% due 08/24/2006	4,300	4,270
4.890% due 08/24/2006	1,000	993

TotalFinaElf Captial S.A.
5.270% due 07/03/2006	7,600	7,600

Toyota Motor Credit Co.
5.270% due 08/09/2006	4,700	4,675

UBS Finance Delaware LLC
5.235% due 08/08/2006	6,000	5,969

Unicredit Delaware, Inc.
5.150% due 11/24/2006	2,500	2,449

Westpac Capital Corp.
5.140% due 12/01/2006	1,500	1,468

		147,885

REPURCHASE AGREEMENT 0.4%
State Street Bank
4.900% due 07/03/2006	663	663

(Dated 06/30/2006. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $678. Repurchase proceeds are $663.)
Total Short-Term Instruments (Cost $160,648)		160,648

Total Investments 100.1% (Cost $160,648)		$160,648

Other Assets and Liabilities (Net) (0.1%)		(232)

Net Assets 100.0%		$160,416

See Accompanying Notes	Semiannual Report	June 30, 2006	9

Notes to Financial Statements

1.  ORGANIZATION

The Money Market Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented in these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.  Portfolio securities held by the Portfolio are valued at amortized cost, which approximates current market value.

Securities Transactions and Investment Income.  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related or asset-backed securities are recorded as components of interest income in the Statement of Operations.

Dividends and Distributions to Shareholders.  Dividends from net investment income, if any, are declared on each day the Portfolio is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year. Most shareholders choose to reinvest their dividends and capital gain distribution in additional shares of the Portfolio.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations.  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Federal Income Taxes.  The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Repurchase Agreements.  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

U.S. Government Agencies or Government-Sponsored Enterprises.  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

Guarantees and Indemnifications.  Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

10	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

New Accounting Policies.  In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the application of the Interpretation to the Portfolio and will provide additional information in relation to the Interpretation in the Portfolio’s annual financial statements for the year ending December 31, 2006.

3.  FEES, EXPENSES, AND RELATED PARTY TRANSACTIONS

Investment Advisory Fee.  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.15%.

Administration Fee.  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee is charged at the annual rate of 0.20%.

Distribution and Servicing Fees.  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

Expenses.  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

For the current period ended June 30, 2006, each unaffiliated Trustee received an annual retainer of $15,000, plus $2,000 for each Board of Trustees quarterly meeting attended, $500 for each Board of Trustees committee meeting attended and $500 for each special board meeting attended, plus reimbursement of related expenses. In addition, each Committee Chair received an additional annual retainer of $500 and each Audit Committee Chair received an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  REORGANIZATION

The Acquiring Portfolio (“Money Market Portfolio”), as listed below, acquired the assets and certain liabilities of the Acquired Fund (“CIGNA Times Square VP Money Market Fund”), also listed below, in a tax-free exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio’s shareholders (shares and amounts in thousands):

Acquiring Portfolio	Acquired Fund	Date	Shares Issued by Acquiring Portfolio	Value of Shares Issued by Acquiring Portfolio	Total Net Assets of Acquired Fund	Total Net Assets of Acquiring Portfolio	Total Net Assets of Acquiring Portfolio After Acquisition	Acquired Fund’s Unrealized Appreciation
Money Market Portfolio	CIGNA Times Square VP Money Market Fund	April 22, 2005	99,297	$99,297	$99,297	$31,353	$130,650	$0

Semiannual Report	June 30, 2006	11

Notes to Financial Statements

5.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2006		Year Ended 12/31/2005
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	44,771	$44,772	23,543	$23,543
Administrative Class	32,419	32,420	31,350	31,350
Issued in reorganization
Institutional Class	0	0	99,297	99,297
Administrative Class	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	2,282	2,282	2,245	2,245
Administrative Class	942	942	1,076	1,076
Cost of shares redeemed
Institutional Class	(46,133)	(46,133)	(24,902)	(24,902)
Administrative Class	(17,494)	(17,494)	(21,176)	(21,176)
Net increase resulting from Portfolio share transactions	16,787	$16,789	111,433	$111,433

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	3	93
Administrative Class	2	93

6.  FEDERAL INCOME TAX MATTERS

As of June 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 0	$ 0	$ 0

7.  REGULATORY AND LITIGATION MATTERS

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the PIMCO Funds, the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees and employees of the PIMCO Funds, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds themselves against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the PIMCO Funds and Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Portfolios of the Trust. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in

12	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the PIMCO Funds have been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

Certain Portfolios of the Trust were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain Portfolios of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain Portfolios of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Portfolios. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolios or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolios.

Semiannual Report	June 30, 2006	13

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Administrative

Semiannual Report June 30, 2006

PIMCO

PIMCO Variable Insurance Trust

Real Return Portfolio

A company of Allianz Global Investors

Share Class Administrative

Semiannual Report June 30, 2006

PIMCO Variable Insurance Trust

Real Return Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust covering the six-month period ended June 30, 2006.

Highlights of the global bond markets during the six-month period included:

■	Most fixed-income sectors lost ground during the first half of 2006, as concern about accelerating inflation and central bank tightening pushed interest rates higher worldwide. The benchmark Lehman Brothers Aggregate Bond Index (which includes Treasury, Investment-Grade Corporate, and Residential Mortgage-Backed Securities) returned -0.72% for the first six months of the year. On June 30, the benchmark ten-year Treasury yielded 5.14%, 0.75% higher than at the start of the year. The U.S. yield curve remained flat as shorter-maturity yields rose by a comparable amount.

■	The Federal Reserve tightened four times during the reporting period, bringing the Federal Funds Rate to 5.25%. The increase near the end of the period was the Federal Reserve’s 17th consecutive rate hike since the start of its tightening cycle in 2004. The Federal Reserve was not alone, as central banks in Europe, India, and China tightened credit in unison for the first time since 2000. The Bank of Japan, whose zero-interest-rate policy has flooded global markets with liquidity, looked set to reverse this policy in the coming months.

In these pages please find a more complete Portfolio review as it relates to financial-market activities, as well as details about total-return investment performance for the six-month reporting period. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2006

Semiannual Report	June 30, 2006	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the Real Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, non-U.S. investment risk, currency risk, issuer non-diversification risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Examples would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2006 to June 30, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel or litigation expense).

Portfolio Benchmark

Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding.

Semiannual Report	June 30, 2006	3

PIMCO Real Return Portfolio

Cumulative Returns Through June 30, 2006

                         Real Return Portfolio     Lehman Brothers
                         Administrative Class      U.S. TIPS Index
                         --------------------      ---------------
     09/30/1999                 $10,000              $10,000
     10/31/1999                  10,013               10,020
     11/30/1999                  10,090               10,081
     12/31/1999                   9,997               10,000
     01/31/2000                  10,060               10,045
     02/29/2000                  10,131               10,139
     03/31/2000                  10,441               10,434
     04/30/2000                  10,545               10,573
     05/31/2000                  10,489               10,545
     06/30/2000                  10,655               10,678
     07/31/2000                  10,737               10,769
     08/31/2000                  10,822               10,849
     09/30/2000                  10,913               10,905
     10/31/2000                  11,100               11,037
     11/30/2000                  11,269               11,197
     12/31/2000                  11,407               11,318
     01/31/2001                  11,711               11,555
     02/28/2001                  11,902               11,750
     03/31/2001                  12,000               11,863
     04/30/2001                  12,122               11,929
     05/31/2001                  12,263               12,070
     06/30/2001                  12,247               12,056
     07/31/2001                  12,461               12,257
     08/31/2001                  12,534               12,274
     09/30/2001                  12,659               12,345
     10/31/2001                  12,963               12,638
     11/30/2001                  12,625               12,357
     12/31/2001                  12,506               12,212
     01/31/2002                  12,579               12,284
     02/28/2002                  12,734               12,471
     03/31/2002                  12,667               12,393
     04/30/2002                  13,045               12,732
     05/31/2002                  13,260               12,934
     06/30/2002                  13,436               13,117
     07/31/2002                  13,710               13,334
     08/31/2002                  14,199               13,811
     09/30/2002                  14,557               14,159
     10/31/2002                  14,187               13,781
     11/30/2002                  14,191               13,771
     12/31/2002                  14,728               14,234
     01/31/2003                  14,778               14,342
     02/28/2003                  15,360               14,879
     03/31/2003                  15,126               14,638
     04/30/2003                  15,102               14,600
     05/31/2003                  15,843               15,293
     06/30/2003                  15,729               15,136
     07/31/2003                  15,023               14,438
     08/31/2003                  15,298               14,697
     09/30/2003                  15,815               15,183
     10/31/2003                  15,890               15,265
     11/30/2003                  15,872               15,275
     12/31/2003                  16,029               15,430
     01/31/2004                  16,246               15,607
     02/29/2004                  16,644               15,968
     03/31/2004                  16,888               16,223
     04/30/2004                  16,106               15,436
     05/31/2004                  16,388               15,714
     06/30/2004                  16,397               15,721
     07/31/2004                  16,552               15,868
     08/31/2004                  16,943               16,293
     09/30/2004                  16,999               16,326
     10/31/2004                  17,187               16,489
     11/30/2004                  17,169               16,449
     12/31/2004                  17,458               16,736
     01/31/2005                  17,415               16,738
     02/28/2005                  17,387               16,666
     03/31/2005                  17,432               16,681
     04/30/2005                  17,723               17,000
     05/31/2005                  17,829               17,117
     06/30/2005                  17,883               17,189
     07/31/2005                  17,544               16,829
     08/31/2005                  17,958               17,217
     09/30/2005                  17,912               17,193
     10/31/2005                  17,684               16,973
     11/30/2005                  17,638               17,002
     12/31/2005                  17,824               17,212
     01/31/2006                  17,905               17,210
     02/28/2006                  17,930               17,202
     03/31/2006                  17,482               16,824
     04/30/2006                  17,525               16,810
     05/31/2006                  17,583               16,860
     06/30/2006                  17,590               16,907

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Sector Breakdown‡

U.S. Treasury Obligations	50.9%
Short-Term Instruments	32.5%
U.S. Government Agencies	6.4%
Asset-Backed Securities	5.2%
Other	5.0%

‡	% of Total Investments as of June 30, 2006

Average Annual Total Return for the period ended June 30, 2006
	6 Months*	1 Year	5 Years	Since Inception (09/30/99)
PIMCO Real Return Portfolio Administrative Class	-1.31%	-1.64%	7.51%	8.72%
Lehman Brothers U.S. TIPS Index	-1.77%	-1.64%	7.00%	8.09%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/06)	$1,000.00	$1,000.00
Ending Account Value (06/30/06)	$986.90	$1,021.52
Expenses Paid During Period†	$3.25	$3.31

† Expenses are equal to the Portfolio’s Administrative Class annualized expense ratio of 0.66%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for a description of the Portfolio’s benchmark and an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO Real Return Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

»	For the six-month period ending June 30, 2006, ten-year real yields increased by 0.48%, compared to a 0.82% increase for conventional U.S. Treasury issues of similar maturity.

»	The Portfolio’s above benchmark duration for the first three-months of the period detracted from overall performance, as real yields rose on strong U.S. economic growth. The effective duration of the Portfolio was 6.79 years on June 30, 2006 compared to a duration of 6.11 years for the benchmark.

»	The Portfolio’s emphasis on U.S. nominal bonds was negative for performance, as nominal yields rose faster than real yields based on higher inflation expectations and the outlook for further Federal Reserve tightening.

»	Exposure to short maturity U.S. nominal bonds for the period detracted significantly from performance due to a substantial flattening of the nominal yield curve.

»	Currency exposure added to performance resulting from a depreciation of the U.S. dollar relative to the Euro and Japanese Yen.

»	Mortgage holdings during the period were positive due to favorable coupon selection, particularly 15-year FNMA 5.0% and 30-year FNMA 5.5% coupons, which outperformed the broader Index.

»	Positions in pay-fixed swaps were beneficial with swap spreads mostly widening over the period.

4	PIMCO Variable Insurance Trust

Financial Highlights Real Return Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2006+		12/31/2005		12/31/2004	12/31/2003		12/31/2002		12/31/2001

Administrative Class
Net asset value beginning of period	$12.69		$12.92		$12.36	$11.90		$10.56		$10.34
Net investment income (a)	0.24		0.36		0.13	0.27		0.48		0.61
Net realized/unrealized gain (loss) on investments (a)	(0.41)		(0.09)		0.97	0.77		1.36		0.38
Total income (loss) from investment operations	(0.17)		0.27		1.10	1.04		1.84		0.99
Dividends from net investment income	(0.24)		(0.36)		(0.13)	(0.32)		(0.48)		(0.63)
Distributions from net realized capital gains	0.00		(0.14)		(0.41)	(0.26)		(0.02)		(0.14)
Total distributions	(0.24)		(0.50)		(0.54)	(0.58)		(0.50)		(0.77)
Net asset value end of period	$12.28		$12.69		$12.92	$12.36		$11.90		$10.56
Total return	(1.31)%		2.09%		8.92%	8.84%		17.77%		9.63%
Net assets end of period (000s)	$1,084,003		$1,012,042		$636,565	$275,029		$90,724		$7,406
Ratio of expenses to average net assets	0.66	%*(c)	0.66	%(c)	0.65%	0.66	%(c)	0.66	%(c)	0.66	%(b)(c)
Ratio of net investment income to average net assets	3.94	%*	2.79%		1.03%	2.21%		4.19%		5.63%
Portfolio turnover rate	530%		1,102%		1,064%	738%		87%		58%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.67%.

(c) Ratio of expenses to average net assets excluding interest expense is 0.65%.

See Accompanying Notes	Semiannual Report	June 30, 2006	5

Statement of Assets and Liabilities Real Return Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2006 (Unaudited)

Assets:
Investments, at value	$2,350,300
Cash	77
Foreign currency, at value	1,422
Receivable for investments sold	12
Receivable for investments sold on delayed-delivery basis	22,982
Receivable for Portfolio shares sold	766
Interest and dividends receivable	4,444
Variation margin receivable	255
Swap premiums paid	5,195
Unrealized appreciation on forward foreign currency contracts	348
Unrealized appreciation on swap agreements	2,046
2,387,847

Liabilities:
Payable for investments purchased	$32,923
Payable for investments purchased on delayed-delivery basis	1,206,598
Payable for short sales	7,365
Payable for Portfolio shares redeemed	3,639
Written options outstanding	675
Accrued investment advisory fee	247
Accrued administration fee	247
Accrued servicing fee	129
Dividends payable	11
Variation margin payable	56
Swap premiums received	1,677
Unrealized depreciation on forward foreign currency contracts	3,648
Unrealized depreciation on swap agreements	402
Other liabilities	3,250
1,260,867

Net Assets	$1,126,980

Net Assets Consist of:
Paid in capital	$1,156,146
Undistributed net investment income	5,699
Accumulated undistributed net realized (loss)	(42,472)
Net unrealized appreciation	7,607
$1,126,980

Net Assets:
Institutional Class	$42,291
Administrative Class	1,084,003
Advisor Class	686

Shares Issued and Outstanding:
Institutional Class	3,444
Administrative Class	88,285
Advisor Class	56

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$12.28
Administrative Class	12.28
Advisor Class	12.28

Cost of Investments Owned	$2,337,734
Cost of Foreign Currency Held	$1,398
Proceeds Received on Short Sales	$7,304
Premiums Received on Written Options	$1,008

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations Real Return Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Interest	$25,056
Miscellaneous income	2
Total Income	25,058

Expenses:
Investment advisory fees	1,362
Administration fees	1,362
Servicing fees – Administrative Class	785
Trustee’s Fees	6
Interest expense	60
Total Expenses	3,575

Net Investment Income	21,483

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(45,095)
Net realized gain on futures contracts, options and swaps	5,187
Net realized (loss) on foreign currency transactions	(1,030)
Net change in unrealized appreciation on investments	725
Net change in unrealized appreciation on futures contracts, options and swaps	1,515
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	2,739
Net (Loss)	(35,959)

Net (Decrease) in Net Assets Resulting from Operations	$(14,476)

See Accompanying Notes	Semiannual Report	June 30, 2006	7

Statements of Changes in Net Assets Real Return Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$21,483	$24,960
Net realized gain (loss)	(40,938)	521
Net change in unrealized appreciation (depreciation)	4,979	(6,910)
Net increase (decrease) resulting from operations	(14,476)	18,571

Distributions to Shareholders:
From net investment income
Institutional Class	(880)	(1,276)
Administrative Class	(20,757)	(24,317)
Advisor Class	(3)	0
From net realized capital gains
Institutional Class	0	(483)
Administrative Class	0	(10,897)
Advisor Class	0	0

Total Distributions	(21,640)	(36,973)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	1,995	11,510
Administrative Class	206,303	460,693
Advisor Class	804	0
Issued as reinvestment of distributions
Institutional Class	880	1,759
Administrative Class	20,703	35,153
Advisor Class	3	0
Cost of shares redeemed
Institutional Class	(3,802)	(4,483)
Administrative Class	(120,373)	(102,785)
Advisor Class	(118)	0
Net increase resulting from Portfolio share transactions	106,395	401,847

Total Increase in Net Assets	70,279	383,445

Net Assets:
Beginning of period	1,056,701	673,256
End of period*	$1,126,980	$1,056,701

*Including undistributed net investment income of:	$5,699	$5,856

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Real Return Portfolio	June 30, 2006 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

BANK LOAN OBLIGATIONS 0.1%
Georgia-Pacific Corp.
6.726% due 12/20/2012	$45	$46
6.880% due 12/20/2012	762	761
7.170% due 12/20/2012	190	190

Total Bank Loan Obligations (Cost $997)		997

CORPORATE BONDS & NOTES 5.2%

BANKING & FINANCE 4.4%
Atlantic & Western Re Ltd.
11.508% due 01/09/2007	1,400	1,379
11.758% due 01/09/2009	900	848

BAE Systems Holdings, Inc.
5.570% due 08/15/2008	300	301

Charter One Bank N.A.
5.157% due 04/24/2009	8,400	8,405

Citigroup, Inc.
5.199% due 05/02/2008	1,000	1,001
5.166% due 01/30/2009	1,000	1,000

Ford Motor Credit Co.
6.374% due 03/21/2007	6,400	6,378

General Electric Capital Corp.
5.311% due 03/04/2008	2,800	2,803
5.340% due 12/12/2008	900	901

General Motors Acceptance Corp.
6.750% due 12/01/2014	1,600	1,488

Goldman Sachs Group, Inc.
5.386% due 08/01/2006	2,800	2,800
5.790% due 06/28/2010	4,700	4,728

Mirage Resorts, Inc.
7.250% due 10/15/2006	100	101

Morgan Stanley Warehouse Facilities
4.719% due 08/16/2006 (h)	6,200	6,200

Phoenix Quake Ltd.
7.958% due 07/03/2008	500	507

Phoenix Quake Wind Ltd.
7.440% due 07/03/2008	2,000	2,021

Rabobank Nederland
5.088% due 01/15/2009	800	800

Toyota Motor Credit Corp.
5.192% due 09/18/2006	4,600	4,600

Travelers Property Casualty Corp.
3.750% due 03/15/2008	100	97

Vita Capital Ltd.
6.340% due 01/01/2007	700	702

Wachovia Bank N.A.
5.308% due 12/02/2010	2,400	2,402

		49,462

INDUSTRIALS 0.7%
Caesars Entertainment, Inc.
8.500% due 11/15/2006	300	303

CSC Holdings, Inc.
7.875% due 12/15/2007	600	609

DaimlerChrysler N.A. Holding Corp.
5.486% due 03/07/2007	3,500	3,501

EchoStar DBS Corp.
5.750% due 10/01/2008	500	490

El Paso Corp.
7.625% due 08/16/2007	$100	$101
6.950% due 12/15/2007	100	101
7.625% due 09/01/2008	1,000	1,018

HCA, Inc.
7.250% due 05/20/2008	100	102

Host Marriott LP
9.500% due 01/15/2007	300	309
9.250% due 10/01/2007	100	104

Pemex Project Funding Master Trust
7.375% due 12/15/2014	500	517
8.625% due 02/01/2022	200	224

Royal Caribbean Cruises Ltd.
7.250% due 08/15/2006	400	402
7.000% due 10/15/2007	200	203

Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	100	101

		8,085

UTILITIES 0.1%
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	100	102

Embarq Corp.
7.082% due 06/01/2016	300	299

Nisource Finance Corp.
5.764% due 11/23/2009	800	802

		1,203

Total Corporate Bonds & Notes (Cost $58,671)		58,750

MUNICIPAL BONDS & NOTES 0.1%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Notes, Series 2002
6.000% due 06/01/2017 (a)	475	501

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
5.781% due 06/15/2038 (a)	130	121

Rhode Island State Tobacco Settlement Financing Corporations Revenue Notes, Series 2002
6.000% due 06/01/2023 (a)	500	523

Total Municipal Bonds & Notes (Cost $1,012)		1,145

U.S. GOVERNMENT AGENCIES 13.3%
Fannie Mae
4.192% due 11/01/2034	7,868	7,714
4.500% due 10/25/2022	200	199
4.606% due 07/01/2035	1,045	1,031
4.681% due 02/25/2036	2,900	2,810
4.716% due 01/01/2035	847	832
5.111% due 09/07/2006	27,600	27,590
5.211% due 03/01/2044 - 09/01/2044 (c)	13,622	13,686
5.299% due 09/21/2006	14,100	14,098
5.472% due 08/25/2034	985	984
5.500% due 03/01/2034 - 07/13/2036 (c)	45,489	43,717
5.672% due 05/25/2042	384	385
5.950% due 02/25/2044	1,500	1,487
6.361% due 11/01/2024	23	24

Freddie Mac
4.000% due 03/15/2023 - 10/15/2023 (c)	1,434	1,403
4.555% due 01/01/2034	847	829
5.211% due 10/25/2044 - 02/25/2045 (c)	27,174	27,276

5.549% due 12/15/2030	$598	$599
5.582% due 08/25/2031	267	268

Small Business Administration
4.504% due 02/01/2014	1,938	1,826

Small Business Administration Participation Certificates
4.880% due 11/01/2024	3,881	3,670

Total U.S. Government Agencies (Cost $151,517)		150,428

U.S. TREASURY OBLIGATIONS 106.1%
Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007	255	256
3.625% due 01/15/2008	72,756	74,029
3.875% due 01/15/2009	79,566	82,438
4.250% due 01/15/2010	50,443	53,603
0.875% due 04/15/2010	108,925	102,785
3.500% due 01/15/2011	48,130	50,358
2.375% due 04/15/2011	18,044	17,978
3.375% due 01/15/2012	4,558	4,776
3.000% due 07/15/2012	107,133	110,356
1.875% due 07/15/2013	43,406	41,712
2.000% due 01/15/2014	102,388	98,861
2.000% due 07/15/2014	99,400	95,754
1.625% due 01/15/2015	3,497	3,261
1.875% due 07/15/2015	115,676	109,797
2.000% due 01/15/2016	16,209	15,484
2.375% due 01/15/2025	93,066	90,609
2.000% due 01/15/2026	39,962	36,600
3.625% due 04/15/2028	66,504	78,934
3.875% due 04/15/2029	83,450	103,282
3.375% due 04/15/2032	1,824	2,154

U.S. Treasury Bonds
8.875% due 08/15/2017	1,000	1,305
6.625% due 02/15/2027	1,300	1,514
4.500% due 02/15/2036	4,400	3,947

U.S. Treasury Notes
4.500% due 02/28/2011	1,700	1,658
4.875% due 04/30/2011	10,600	10,495
4.250% due 11/15/2014	1,000	941
4.125% due 05/15/2015	100	93
4.500% due 11/15/2015	2,800	2,668

Total U.S. Treasury Obligations (Cost $1,187,521)		1,195,648

MORTGAGE-BACKED SECURITIES 4.6%
Banc of America Funding Corp.
4.622% due 02/20/2036	3,602	3,519

Banc of America Mortgage Securities
6.500% due 02/25/2033	232	231

Bear Stearns Adjustable Rate Mortgage Trust
4.203% due 01/25/2034	2,567	2,554

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	4,662	4,572
4.900% due 12/25/2035	277	275

Countrywide Alternative Loan Trust
5.392% due 06/25/2046	992	989

Countrywide Home Loan Mortgage Pass-Through Trust
3.795% due 11/19/2033	291	278
5.662% due 06/25/2035	867	867

CS First Boston Mortgage Securities Corp.
4.938% due 05/15/2010	1,222	1,204

First Horizon Alternative Mortgage Securities
4.744% due 06/25/2034	1,123	1,101

See Accompanying Notes	Semiannual Report	June 30, 2006	9

Schedule of Investments Real Return Portfolio (Cont.)

PRINCIPAL
AMOUNT	VALUE
(000S)	(000S)

GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037	$8,709	$8,415

GGP Mall Properties Trust
5.007% due 11/15/2011	1,431	1,429

Greenpoint Mortgage Funding Trust
5.542% due 05/25/2045	1,860	1,867
5.592% due 11/25/2045	1,203	1,206

GSR Mortgage Loan Trust
4.540% due 09/25/2035	2,469	2,403

Lehman XS Trust
5.402% due 06/25/2036	1,500	1,502
5.402% due 04/25/2046	2,937	2,938

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	700	659

Mellon Residential Funding Corp.
5.639% due 12/15/2030	1,275	1,280
5.549% due 11/15/2031	1,558	1,561

Sequoia Mortgage Trust
5.602% due 10/19/2026	537	538

Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034	885	867
5.682% due 01/25/2035	819	827

Structured Asset Mortgage Investments, Inc.
5.540% due 05/25/2035	500	501

Washington Mutual, Inc.
5.612% due 08/25/2045	428	429
5.612% due 10/25/2045	6,531	6,573
5.582% due 12/25/2045	939	942
5.259% due 07/25/2046	2,400	2,398

Total Mortgage-Backed Securities (Cost $52,187)		51,925

ASSET-BACKED SECURITIES 10.8%
AAA Trust
5.422% due 11/26/2035	198	198

ACE Securities Corp.
5.432% due 10/25/2035	3,202	3,205

Aegis Asset-Backed Securities Trust
5.522% due 09/25/2034	253	254

Argent Securities, Inc.
5.442% due 10/25/2035	953	953
5.462% due 12/25/2035	3,617	3,619
5.402% due 03/25/2036	1,614	1,615
5.392% due 05/25/2036	1,131	1,131

Asset-Backed Funding Certificates
5.432% due 08/25/2035	662	663

Bayview Financial Acquisition Trust
5.791% due 08/28/2034	1,499	1,501

Bear Stearns Asset-Backed Securities, Inc.
5.652% due 10/25/2032	58	58
5.522% due 09/25/2034	1,238	1,239
5.402% due 11/25/2035	797	797
5.652% due 01/25/2036	304	304
5.772% due 03/25/2043	191	191

Capital One Auto Finance Trust
5.117% due 05/15/2007	1,483	1,483

Carrington Mortgage Loan Trust
5.402% due 06/25/2035	55	55

Centex Home Equity
5.372% due 06/25/2036	3,589	3,590

Chase Credit Card Master Trust
5.579% due 11/17/2008	$1,200	$1,201

Citigroup Mortgage Loan Trust, Inc.
5.402% due 12/27/2036	2,142	2,144

Countrywide Asset-Backed Certificates
5.452% due 02/25/2036	1,095	1,096
5.392% due 03/25/2036	1,937	1,937
5.392% due 04/25/2036	1,014	1,015
5.371% due 07/25/2036	2,300	2,303
5.395% due 07/25/2036	900	901

Equity One ABS, Inc.
5.622% due 04/25/2034	255	257

FBR Securitization Trust
5.442% due 09/25/2035	782	783
5.502% due 09/25/2035	2,400	2,402
5.432% due 10/25/2035	6,540	6,545
5.442% due 10/25/2035	712	713

First Franklin Mortgage Loan Asset-Backed Certificates
5.412% due 01/25/2036	2,308	2,310

First NLC Trust
5.432% due 12/25/2035	1,340	1,341

Ford Credit Auto Owner Trust
4.240% due 03/15/2008	1,074	1,069

Fremont Home Loan Trust
5.412% due 01/25/2036	3,071	3,074

GSAMP Trust
5.612% due 03/25/2034	357	358
5.412% due 11/25/2035	2,995	2,997
5.432% due 01/25/2036	2,593	2,595

GSR Mortgage Loan Trust
5.422% due 12/25/2030	1,481	1,481

Home Equity Asset Trust
5.432% due 02/25/2036	851	852
5.402% due 05/25/2036	955	955

HSI Asset Securitization Corp. Trust
5.402% due 12/25/2035	1,163	1,164

Indymac Residential Asset-Backed Trust
5.422% due 03/25/2036	1,293	1,294

JP Morgan Mortgage Acquisition Corp.
5.392% due 01/25/2026	1,456	1,457

Long Beach Mortgage Loan Trust
5.522% due 11/25/2034	1,138	1,139
5.412% due 01/25/2036	620	621
5.402% due 02/25/2036	864	865
5.392% due 03/25/2036	403	403
5.382% due 04/25/2036	369	369

Mastr Asset-Backed Securities Trust
5.402% due 01/25/2036	2,062	2,064

Merrill Lynch Mortgage Investors, Inc.
5.422% due 06/25/2036	318	319
5.479% due 06/25/2036	3,100	3,100
5.402% due 01/25/2037	748	748
5.400% due 05/25/2037	1,200	1,201

Morgan Stanley ABS Capital I
5.381% due 06/25/2036	4,600	4,599

Nelnet Student Loan Trust
5.051% due 10/27/2014	300	300
5.190% due 07/25/2016	700	702
5.190% due 10/25/2016	1,200	1,201

New Century Home Equity Loan Trust
5.432% due 09/25/2035	$633	$634
5.442% due 10/25/2035	179	179

Newcastle Mortgage Securities Trust
5.392% due 04/25/2036	695	696

Nomura Asset Acceptance Corp.
5.462% due 01/25/2036	889	889

Option One Mortgage Loan Trust
5.422% due 11/25/2035	1,242	1,243

Renaissance Home Equity Loan Trust
5.702% due 12/25/2032	217	217
5.472% due 10/25/2035	231	231

Residential Asset Mortgage Products, Inc.
5.402% due 12/25/2007	1,034	1,035
5.482% due 09/25/2013	106	106
5.432% due 01/25/2025	57	57
5.662% due 11/25/2033	507	508

Residential Asset Securities Corp.
5.422% due 09/25/2025	129	129
5.422% due 05/25/2027	377	377
5.392% due 06/25/2027	272	272
5.622% due 01/25/2034	3	3
5.131% due 06/25/2036	3,180	3,181
5.362% due 06/25/2036	1,884	1,884

Residential Funding Mortgage Securities II, Inc.
5.462% due 09/25/2035	2,133	2,135

SACO I, Inc.
5.432% due 10/25/2033	1,592	1,593

Securitized Asset-Backed Receivables LLC Trust
5.392% due 10/25/2035	546	546

SG Mortgage Securities Trust
5.422% due 09/25/2035	56	56

SLM Student Loan Trust
5.070% due 01/25/2013	1,216	1,216
5.120% due 07/25/2013	565	566
5.190% due 10/25/2013	776	778

Soundview Home Equity Loan Trust
5.432% due 05/25/2035	1,082	1,082
5.392% due 02/25/2036	308	308
5.392% due 03/25/2036	712	712
5.392% due 04/25/2036	161	161
5.298% due 07/25/2036	3,400	3,399

Structured Asset Investment Loan Trust
5.412% due 07/25/2035	272	272

Structured Asset Securities Corp.
4.900% due 04/25/2035	1,850	1,776
5.452% due 12/25/2035	2,388	2,390

Susquehanna Auto Lease Trust
4.991% due 04/16/2007	417	418

Truman Capital Mortgage Loan Trust
5.662% due 01/25/2034	103	103

USAA Auto Owner Trust
5.030% due 11/17/2007	800	798

Wachovia Auto Owner Trust
4.820% due 02/20/2009	9,800	9,771

Wachovia Mortgage Loan Trust LLC
5.432% due 10/25/2035	940	941

Total Asset-Backed Securities (Cost $121,422)		121,393

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2006 (Unaudited)

PRINCIPAL
AMOUNT	VALUE
(000S)	(000S)

SOVEREIGN ISSUES 0.1%
Colombia Government International Bond
10.000% due 01/23/2012		$350	$397

Mexico Government International Bond
6.375% due 01/16/2013		177	178

Total Sovereign Issues (Cost $526)			575

FOREIGN CURRENCY-DENOMINATED ISSUES (l) 0.5%
Canadian Government Bond
3.000% due 12/01/2036 (b)	CAD	530	597

France Government Bond
3.000% due 07/25/2012 (b)	EUR	1,648	2,268

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (b)		533	691

Pylon Ltd.
4.463% due 12/18/2008 (h)		700	906
6.863% due 12/22/2008		1,100	1,421

Total Foreign Currency-Denominated Issues (Cost $5,794)			5,883

		NOTIONAL AMOUNT (000S)
PURCHASED CALL OPTIONS 0.0%
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 5.250% Exp. 06/07/2007		$52,000	143

		# OF CONTRACTS
U.S. Treasury 10-Year Note September Futures (CBOT)
Strike @ $110.000 Exp. 08/25/2006		318	5

Total Purchased Call Options (Cost $228)			148

		NOTIONAL AMOUNT (000S)
PURCHASED PUT OPTIONS 0.0%
Treasury Inflation Protected Securities (OTC) 0.875% due 04/15/2010
Strike @ $83.875 Exp. 09/21/2006		$91,000	0

Treasury Inflation Protected Securities (OTC) 1.875% due 07/15/2015
Strike @ $68.000 Exp. 09/18/2006		90,000	0

Treasury Inflation Protected Securities (OTC) 2.375% due 01/15/2025
Strike @ $58.000 Exp. 07/24/2006		87,000	0

Treasury Inflation Protected Securities (OTC) 3.000% due 07/15/2012
Strike @ $84.000 Exp. 07/24/2006		111,000	0

Treasury Inflation Protected Securities (OTC) 3.625% due 01/15/2008
Strike @ $96.000 Exp. 07/17/2006		65,000	0

U.S. dollar versus Japanese Yen (OTC)
Strike @ JY114.000 Exp. 07/03/2006		13,400	22

90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007	288	$2
Strike @ $92.250 Exp. 03/19/2007	23	0

U.S. Treasury 10-Year Note September Futures (CBOT)
Strike @ $99.000 Exp. 08/25/2006	354	6
Strike @ $100.000 Exp. 08/25/2006	1,245	134

U.S. Treasury 5-Year Note September Futures (CBOT)
Strike @ $100.500 Exp. 08/25/2006	215	4

Total Purchased Put Options (Cost $282)		168

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS (l) 67.7%

COMMERCIAL PAPER 51.9%
Abbey National N.A. LLC
5.250% due 07/05/2006	$30,700	30,691

ASB Bank Ltd.
5.050% due 08/10/2006	2,000	1,989

Barclays U.S. Funding Corp.
4.890% due 07/05/2006	24,200	24,193
4.955% due 07/18/2006	1,200	1,198
5.050% due 08/14/2006	1,200	1,193

BNP Paribas Finance
5.270% due 07/03/2006	6,900	6,900

Caisse d’Amortissement de la Dette Sociale
5.270% due 08/03/2006	30,800	30,660

Cox Communications, Inc.
4.720% due 07/17/2006	1,100	1,100

Danske Corp.
5.280% due 07/17/2006	27,500	27,444
4.955% due 07/20/2006	5,400	5,387
5.080% due 08/24/2006	700	695

Dexia Delaware LLC
5.275% due 07/05/2006	30,800	30,791

DnB NORBank ASA
5.180% due 09/08/2006	31,000	30,678

Fannie Mae
4.809% due 07/05/2006	5,600	5,598

Federal Home Loan Bank
5.030% due 07/03/2006	30,900	30,900
0.010% due 07/14/2006	30,900	30,851

Fortis Funding LLC
5.175% due 07/10/2006	30,800	30,769
5.265% due 07/26/2006	2,900	2,890

HBOS Treasury Services PLC
5.040% due 08/08/2006	1,000	995

Nordea N.A., Inc.
5.090% due 08/24/2006	30,000	29,780

Rabobank USA Financial Corp.
5.250% due 07/03/2006	30,900	30,900

Skandinaviska Enskilda Banken AB
4.960% due 07/20/2006	27,800	27,735
5.000% due 07/27/2006	1,100	1,096

Societe Generale N.A.
4.890% due 07/06/2006		$16,600	$16,593
5.040% due 08/08/2006		17,400	17,312
5.055% due 08/15/2006		300	298

Stadshypoket Delaware, Inc.
5.090% due 08/18/2006		31,300	31,096

Swedbank, Inc.
5.230% due 08/03/2006		30,800	30,661

Time Warner Telecom, Inc.
5.240% due 09/18/2006		11,100	10,968

Total Captial S.A.
5.270% due 07/03/2006		30,900	30,900

UBS Finance Delaware LLC
5.270% due 07/03/2006		200	200
5.050% due 07/05/2006		1,800	1,800
4.930% due 07/13/2006		28,700	28,661
5.235% due 08/08/2006		2,300	2,288
4.990% due 08/22/2006		1,100	1,092

Westpac Capital Corp.
5.040% due 08/02/2006		28,800	28,679

			584,981

FRANCE TREASURY BILLS 8.4%
2.785% due 10/12/2006	EUR	6,990	95,109

GERMANY TREASURY BILLS 6.5%
2.665% due 08/16/2006		48,340	73,583

TRI-PARTY REPURCHASE AGREEMENT 0.3%
State Street Bank
4.900% due 07/03/2006		$3,075	3,075

(Dated 06/30/2006. Collateralized by Freddie Mac 3.800% due 12/27/2006 valued at $3,137. Repurchase proceeds are $3,076.)

U.S. TREASURY BILLS 0.6%
4.801% due 09/14/2006 (e)(f)(g)		6,565	6,492

Total Short-Term Instruments (Cost $757,577)			763,240

Total Investments (d) 208.5% (Cost $2,337,734)			$2,350,300

Written Options (k) (0.1%) (Premiums $1,008)			(675)

Other Assets and Liabilities (Net) (108.4%)			(1,222,645)

Net Assets 100.0%			$1,126,980

See Accompanying Notes	Semiannual Report	June 30, 2006	11

Schedule of Investments    Real Return Portfolio (Cont.)

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Residual Interest bond.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) As of June 30, 2006, portfolio securities with an aggregate market value of $19,567 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(e) Securities with an aggregate market value of $2,472 have been pledged as collateral for delayed-delivery securities on June 30, 2006.

(f) Securities with an aggregate market value of $742 have been pledged as collateral for swap and swaption contracts on June 30, 2006.

(g) Securities with an aggregate market value of $2,092 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	33	$(38)
90-Day Eurodollar June Futures	Long	06/2007	33	(42)
90-Day Eurodollar March Futures	Long	03/2008	33	(38)
90-Day Eurodollar September Futures	Long	09/2007	33	(40)
Euro-Bund 10-Year Note September Futures	Short	09/2006	162	109
U.S. Treasury 10-Year Note September Futures	Long	09/2006	563	(320)
U.S. Treasury 30-Year Bond September Futures	Short	09/2006	90	45
U.S. Treasury 5-Year Note September Futures	Long	09/2006	215	(145)

				$(469)

(h) Restricted securities as of June 30, 2006:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Pylon Ltd.	4.463%	12/18/2008	12/11/2003	$700	$906	0.08%
Morgan Stanley Warehouse Facilities	4.719%	08/16/2006	06/28/2004	6,200	6,200	0.55%

				$6,900	$7,106	0.63%

(i) Swap agreements outstanding on June 30, 2006:
Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	6-month GBP-LIBOR	Receive	4.250%	06/12/2036	GBP	2,500	$189
J.P. Morgan Chase & Co.	6-month GBP-LIBOR	Pay	5.000%	06/15/2008		5,000	12
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	2,500	(4)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		2,500	(9)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.150%	01/19/2016		15,000	(252)
Goldman Sachs & Co.	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		7,500	626
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		3,700	(9)
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/20/2016		$22,700	281
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008		5,900	(5)
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	06/21/2021		5,400	49
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	12/20/2026		5,700	6
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2008		23,500	(21)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		6,500	78
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		49,500	612
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		3,700	(33)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2036		4,200	38
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2008		30,000	(27)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		100	1
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2036		5,100	46
Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		3,100	(27)
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008		9,000	(8)

							$1,543

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2006 (Unaudited)

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%	06/20/2011	$700	$20
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	1,000	(7)
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	6.400%	06/20/2007	1,500	14
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.250%	09/20/2007	1,300	38
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.600%	06/20/2011	1,000	36

						$101

+ If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(j) Short sales outstanding on June 30, 2006:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Valueà
U.S. Treasury Note	3.625%	05/15/2013	$300	$275	$276
U.S. Treasury Note	4.250%	08/15/2013	4,400	4,216	4,253
U.S. Treasury Note	4.000%	02/15/2014	3,000	2,813	2,836

				$7,304	$7,365

à Market value includes $126 of interest payable on short sales.
(k) Written options outstanding on June 30, 2006:
Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$108.000	08/25/2006	920	$135	$29
Call - CBOT U.S. Treasury 10-Year Note September Futures	107.000	08/25/2006	258	24	24
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	1,178	173	165

				$332	$218

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	5.300%	01/02/2007	$23,000	$120	$95
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Pay	5.900%	01/02/2007	13,000	148	141
Put - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Pay	6.100%	01/02/2007	10,000	66	64
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007	19,000	193	130
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.325%	06/07/2007	4,000	34	27

							$561	$457

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC U.S. dollar versus Japanese Yen	Bank of America	JPY 104.000	07/03/2006	$10,100	$22	$0
Put - OTC U.S. dollar versus Japanese Yen	Bank of America	106.500	07/03/2006	8,100	53	0
Put - OTC U.S. dollar versus Japanese Yen	Credit Suisse First Boston	106.500	07/03/2006	5,400	35	0
Put - OTC U.S. dollar versus Japanese Yen	Goldman Sachs & Co.	104.000	07/03/2006	2,300	5	0

					$115	$0

See Accompanying Notes	Semiannual Report	June 30, 2006	13

Schedule of Investments    Real Return Portfolio (Cont.)

(l) Forward foreign currency contracts outstanding on June 30, 2006:
Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CAD	609	07/2006	$6	$0	$6
Buy	EUR	11,877	07/2006	336	0	336
Sell		6,903	07/2006	0	(68)	(68)
Sell		129,792	08/2006	0	(2,834)	(2,834)
Buy	JPY	625,120	07/2006	0	(3)	(3)
Buy		2,811,673	08/2006	0	(743)	(743)
Buy	PLN	264	09/2006	1	0	1
Buy	RUB	2,255	09/2006	3	0	3
Buy	SKK	2,349	09/2006	2	0	2

				$348	$(3,648)	$(3,300)

14	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	June 30, 2006 (Unaudited)

1.  ORGANIZATION

The Real Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented in these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events when the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income.  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related or asset-backed securities are recorded as components of interest income in the Statement of Operations.

Dividends and Distributions to Shareholders.  Dividends from net investment income, if any, are declared on each day the Portfolio is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year. Most shareholders choose to reinvest their dividends and capital gain distribution in additional shares of the Portfolio.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to

Semiannual Report	June 30, 2006	15

Notes to Financial Statements (Cont.)

paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations.  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Delayed-Delivery Transactions.  The Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Federal Income Taxes.  The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency.  The accounting records of the Portfolio are maintained in U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollar based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
CAD	Canadian Dollar	PLN	Polish Zloty
EUR	Euro	RUB	Russian Ruble
GBP	British Pound	SKK	Slovakian Koruna
JPY	Japanese Yen

Forward Currency Transactions.  The Portfolio may enter into forward currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts.  The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Inflation-Indexed Bonds.  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Loan Participant and Assignments.  The Portfolio may invest in direct debt instruments which are interests in amounts owned by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. Then agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the end of the period, the Portfolio had no unfunded loan commitments.

Options Contracts.  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the

16	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Certain options may be written with premiums to determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements.  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under triparty repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Short Sales.  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability in the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Mortgage-Related and Other Asset-Backed Securities.  The Portfolio may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs are included in interest income in the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income in the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Swap Agreements.  The Portfolio may engage in swap transactions, including, but not limited to, swap agreements on interest rate and credit default to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of a credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for federal income tax purposes is uncertain. Were the Internal Revenue Service in take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for federal income tax purposes, payments received by the Portfolio from such investments might be subject to income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the Portfolio are included as part of realized gain or loss in the Statement of

Semiannual Report	June 30, 2006	17

Notes to Financial Statements (Cont.)

Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

U.S. Government Agencies or Government-Sponsored Enterprises.  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

Guarantees and Indemnifications.  Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

New Accounting Policies.  In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the application of the Interpretation to the Portfolio and will provide additional information in relation to the Interpretation in the Portfolio’s annual financial statements for the year ending December 31, 2006.

3.  FEES, EXPENSES, AND RELATED PARTY TRANSACTIONS

Investment Advisory Fee.  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee.  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee is charged at the annual rate of 0.25%.

Distribution and Servicing Fees.  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

Expenses.  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

For the current period ended June 30, 2006, each unaffiliated Trustee received an annual retainer of $15,000, plus $2,000 for each Board of Trustees quarterly meeting attended, $500 for each Board of Trustees committee meeting attended and $500 for each special board meeting attended, plus reimbursement of related expenses. In addition, each Committee Chair received an additional annual retainer of $500 and each Audit Committee Chair received an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2006 were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$8,549,666	$8,379,973	$$109,598	$27,378

18	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

5.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	# of Contracts	Notional Amount in $	Premium
Balance at 12/31/2005	158	$0	$34
Sales	3,113	94,900	1,241
Closing Buys	(429)	0	(89)
Expirations	(371)	0	(91)
Exercised	(115)	0	(87)
Balance at 06/30/2006	2,356	$94,900	$1,008

6.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2006		Year Ended 12/31/2005
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	160	$1,995	890	$11,510
Administrative Class	16,583	206,303	35,702	460,693
Advisor Class	66	804	0	0
Issued as reinvestment of distributions
Institutional Class	71	880	137	1,759
Administrative Class	1,666	20,703	2,742	35,153
Advisor Class	0	3	0	0
Cost of shares redeemed
Institutional Class	(305)	(3,802)	(349)	(4,483)
Administrative Class	(9,697)	(120,373)	(7,983)	(102,785)
Advisor Class	(10)	(118)	0	0
Net increase resulting from Portfolio share transactions	8,534	$106,395	31,139	$401,847

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	2	95
Administrative Class	4	56*
Advisor Class	2	90

* One of the shareholders, Allianz Life Insurance Co. of North America, is an indirect wholly owned subsidiary of AGI and a related party to the Portfolio.

7.  FEDERAL INCOME TAX MATTERS

As of June 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 15,040	$ (2,474)	$ 12,566

8.  REGULATORY AND LITIGATION MATTERS

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the PIMCO Funds, the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees and employees of the PIMCO Funds, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds themselves against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the PIMCO Funds and Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the

Semiannual Report	June 30, 2006	19

Notes to Financial Statements (Cont.)

Portfolios of the Trust. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the PIMCO Funds have been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

Certain Portfolios of the Trust were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain Portfolios of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain Portfolios of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Portfolios. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolios or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolios.

20	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Institutional

Semiannual Report June 30, 2006

P I M C O

PIMCO Variable Insurance Trust

Real Return Portfolio

A company of Allianz Global Investors

Share Class Institutional

Semiannual Report June 30, 2006

PIMCO Variable Insurance Trust

Real Return Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust covering the six-month period ended June 30, 2006.

Highlights of the global bond markets during the six-month period included:

■	Most fixed-income sectors lost ground during the first half of 2006, as concern about accelerating inflation and central bank tightening pushed interest rates higher worldwide. The benchmark Lehman Brothers Aggregate Bond Index (which includes Treasury, Investment-Grade Corporate, and Residential Mortgage-Backed Securities) returned -0.72% for the first six months of the year. On June 30, the benchmark ten-year Treasury yielded 5.14%, 0.75% higher than at the start of the year. The U.S. yield curve remained flat as shorter-maturity yields rose by a comparable amount.

■	The Federal Reserve tightened four times during the reporting period, bringing the Federal Funds Rate to 5.25%. The increase near the end of the period was the Federal Reserve’s 17th consecutive rate hike since the start of its tightening cycle in 2004. The Federal Reserve was not alone, as central banks in Europe, India, and China tightened credit in unison for the first time since 2000. The Bank of Japan, whose zero-interest-rate policy has flooded global markets with liquidity, looked set to reverse this policy in the coming months.

In these pages please find a more complete Portfolio review as it relates to financial-market activities, as well as details about total-return investment performance for the six-month reporting period. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2006

Semiannual Report	June 30, 2006	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the Real Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, non-U.S. investment risk, currency risk, issuer non-diversification risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Examples would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2006 to June 30, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel or litigation expense).

Portfolio Benchmark

Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding.

Semiannual Report	June 30, 2006	3

PIMCO Real Return Portfolio

Cumulative Returns Through June 30, 2006

                    Real Return Portfolio            Lehman Brothers
                     Institutional Class             U.S. TIPS Index
                     -------------------             ---------------
04/30/2000                   $10,000                    $10,000
05/31/2000                     9,947                      9,974
06/30/2000                    10,088                     10,100
07/31/2000                    10,160                     10,186
08/31/2000                    10,242                     10,261
09/30/2000                    10,329                     10,315
10/31/2000                    10,507                     10,440
11/30/2000                    10,668                     10,591
12/31/2000                    10,800                     10,705
01/31/2001                    11,089                     10,929
02/28/2001                    11,270                     11,114
03/31/2001                    11,365                     11,220
04/30/2001                    11,482                     11,283
05/31/2001                    11,617                     11,416
06/30/2001                    11,603                     11,403
07/31/2001                    11,808                     11,593
08/31/2001                    11,879                     11,609
09/30/2001                    11,998                     11,677
10/31/2001                    12,287                     11,953
11/30/2001                    11,968                     11,687
12/31/2001                    11,857                     11,551
01/31/2002                    11,928                     11,619
02/28/2002                    12,076                     11,795
03/31/2002                    12,014                     11,722
04/30/2002                    12,374                     12,042
05/31/2002                    12,580                     12,234
06/30/2002                    12,747                     12,407
07/31/2002                    13,009                     12,612
08/31/2002                    13,475                     13,063
09/30/2002                    13,816                     13,392
10/31/2002                    13,466                     13,035
11/30/2002                    13,472                     13,026
12/31/2002                    13,984                     13,463
01/31/2003                    14,033                     13,565
02/28/2003                    14,588                     14,073
03/31/2003                    14,367                     13,845
04/30/2003                    14,346                     13,809
05/31/2003                    15,052                     14,464
06/30/2003                    14,945                     14,316
07/31/2003                    14,276                     13,656
08/31/2003                    14,540                     13,901
09/30/2003                    15,032                     14,361
10/31/2003                    15,106                     14,439
11/30/2003                    15,090                     14,447
12/31/2003                    15,242                     14,594
01/31/2004                    15,450                     14,762
02/29/2004                    15,831                     15,103
03/31/2004                    16,064                     15,345
04/30/2004                    15,322                     14,600
05/31/2004                    15,593                     14,863
06/30/2004                    15,603                     14,869
07/31/2004                    15,753                     15,008
08/31/2004                    16,127                     15,411
09/30/2004                    16,182                     15,441
10/31/2004                    16,363                     15,596
11/30/2004                    16,348                     15,558
12/31/2004                    16,626                     15,830
01/31/2005                    16,586                     15,831
02/28/2005                    16,562                     15,763
03/31/2005                    16,606                     15,778
04/30/2005                    16,886                     16,079
05/31/2005                    16,989                     16,189
06/30/2005                    17,042                     16,258
07/31/2005                    16,721                     15,917
08/31/2005                    17,119                     16,284
09/30/2005                    17,077                     16,261
10/31/2005                    16,861                     16,054
11/30/2005                    16,820                     16,081
12/31/2005                    16,999                     16,279
01/31/2006                    17,079                     16,278
02/28/2006                    17,105                     16,270
03/31/2006                    16,680                     15,913
04/30/2006                    16,723                     15,900
05/31/2006                    16,781                     15,946
06/30/2006                    16,789                     15,992

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Institutional Class.

Sector Breakdown‡

U.S. Treasury Obligations	50.9%
Short-Term Instruments	32.5%
U.S. Government Agencies	6.4%
Asset-Backed Securities	5.2%
Other	5.0%

‡	% of Total Investments as of June 30, 2006

Average Annual Total Return for the period ended June 30, 2006
	6 Months*	1 Year	5 Years	Since Inception (04/10/00)**
PIMCO Real Return Portfolio Institutional Class	-1.23%	-1.49%	7.67%	8.80%
Lehman Brothers U.S. TIPS Index	-1.77%	-1.64%	7.00%	8.03%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** The Institutional Class shares commenced operations on 04/10/00. Index comparisons began on 03/31/00.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/06)	$1,000.00	$1,000.00
Ending Account Value (06/30/06)	$987.70	$1,022.27
Expenses Paid During Period†	$2.51	$2.56

† Expenses are equal to the Portfolio’s Institutional Class annualized expense ratio of 0.51%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for a description of the Portfolio’s benchmark and an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO Real Return Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

»	For the six-month period ending June 30, 2006, ten-year real yields increased by 0.48%, compared to a 0.82% increase for conventional U.S. Treasury issues of similar maturity.

»	The Portfolio’s above benchmark duration for the first three-months of the period detracted from overall performance, as real yields rose on strong U.S. economic growth. The effective duration of the Portfolio was 6.79 years on June 30, 2006 compared to a duration of 6.11 years for the benchmark.

»	The Portfolio’s emphasis on U.S. nominal bonds was negative for performance, as nominal yields rose faster than real yields based on higher inflation expectations and the outlook for further Federal Reserve tightening.

»	Exposure to short maturity U.S. nominal bonds for the period detracted significantly from performance due to a substantial flattening of the nominal yield curve.

»	Currency exposure added to performance resulting from a depreciation of the U.S. dollar relative to the Euro and Japanese Yen.

»	Mortgage holdings during the period were positive due to favorable coupon selection, particularly 15-year FNMA 5.0% and 30-year FNMA 5.5% coupons, which outperformed the broader Index.

»	Positions in pay-fixed swaps were beneficial with swap spreads mostly widening over the period.

4	PIMCO Variable Insurance Trust

Financial Highlights Real Return Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2006+		12/31/2005		12/31/2004	12/31/2003		12/31/2002		12/31/2001

Institutional Class
Net asset value beginning of period	$12.69		$12.92		$12.36	$11.90		$10.56		$10.34
Net investment income (a)	0.25		0.37		0.15	0.25		0.49		0.57
Net realized/unrealized gain (loss) on investments (a)	(0.41)		(0.08)		0.96	0.81		1.36		0.43
Total income (loss) from investment operations	(0.16)		0.29		1.11	1.06		1.85		1.00
Dividends from net investment income	(0.25)		(0.38)		(0.14)	(0.34)		(0.49)		(0.64)
Distributions from net realized capital gains	0.00		(0.14)		(0.41)	(0.26)		(0.02)		(0.14)
Total distributions	(0.25)		(0.52)		(0.55)	(0.60)		(0.51)		(0.78)
Net asset value end of period	$12.28		$12.69		$12.92	$12.36		$11.90		$10.56
Total return	(1.23)%		2.24%		9.08%	9.00%		17.93%		9.79%
Net assets end of period (000s)	$42,291		$44,659		$36,691	$26,540		$16		$14
Ratio of expenses to average net assets	0.51	%*(b)	0.51	%(b)	0.50%	0.51	%(b)	0.51	%(b)	0.50%
Ratio of net investment income to average net assets	4.09	%*	2.88%		1.14%	2.06%		4.40%		5.32%
Portfolio turnover rate	530%		1,102%		1,064%	738%		87%		58%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Ratio of expenses to average net assets excluding interest expense is 0.50%.

See Accompanying Notes	Semiannual Report	June 30, 2006	5

Statement of Assets and Liabilities Real Return Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2006 (Unaudited)

Assets:
Investments, at value	$2,350,300
Cash	77
Foreign currency, at value	1,422
Receivable for investments sold	12
Receivable for investments sold on delayed-delivery basis	22,982
Receivable for Portfolio shares sold	766
Interest and dividends receivable	4,444
Variation margin receivable	255
Swap premiums paid	5,195
Unrealized appreciation on forward foreign currency contracts	348
Unrealized appreciation on swap agreements	2,046
2,387,847

Liabilities:
Payable for investments purchased	$32,923
Payable for investments purchased on delayed-delivery basis	1,206,598
Payable for short sales	7,365
Payable for Portfolio shares redeemed	3,639
Written options outstanding	675
Accrued investment advisory fee	247
Accrued administration fee	247
Accrued servicing fee	129
Dividends payable	11
Variation margin payable	56
Swap premiums received	1,677
Unrealized depreciation on forward foreign currency contracts	3,648
Unrealized depreciation on swap agreements	402
Other liabilities	3,250
1,260,867

Net Assets	$1,126,980

Net Assets Consist of:
Paid in capital	$1,156,146
Undistributed net investment income	5,699
Accumulated undistributed net realized (loss)	(42,472)
Net unrealized appreciation	7,607
$1,126,980

Net Assets:
Institutional Class	$42,291
Administrative Class	1,084,003
Advisor Class	686

Shares Issued and Outstanding:
Institutional Class	3,444
Administrative Class	88,285
Advisor Class	56

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$12.28
Administrative Class	12.28
Advisor Class	12.28

Cost of Investments Owned	$2,337,734
Cost of Foreign Currency Held	$1,398
Proceeds Received on Short Sales	$7,304
Premiums Received on Written Options	$1,008

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations Real Return Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Interest	$25,056
Miscellaneous income	2
Total Income	25,058

Expenses:
Investment advisory fees	1,362
Administration fees	1,362
Servicing fees – Administrative Class	785
Trustee’s Fees	6
Interest expense	60
Total Expenses	3,575

Net Investment Income	21,483

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(45,095)
Net realized gain on futures contracts, options and swaps	5,187
Net realized (loss) on foreign currency transactions	(1,030)
Net change in unrealized appreciation on investments	725
Net change in unrealized appreciation on futures contracts, options and swaps	1,515
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	2,739
Net (Loss)	(35,959)

Net (Decrease) in Net Assets Resulting from Operations	$(14,476)

See Accompanying Notes	Semiannual Report	June 30, 2006	7

Statements of Changes in Net Assets Real Return Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$21,483	$24,960
Net realized gain (loss)	(40,938)	521
Net change in unrealized appreciation (depreciation)	4,979	(6,910)
Net increase (decrease) resulting from operations	(14,476)	18,571

Distributions to Shareholders:
From net investment income
Institutional Class	(880)	(1,276)
Administrative Class	(20,757)	(24,317)
Advisor Class	(3)	0
From net realized capital gains
Institutional Class	0	(483)
Administrative Class	0	(10,897)
Advisor Class	0	0

Total Distributions	(21,640)	(36,973)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	1,995	11,510
Administrative Class	206,303	460,693
Advisor Class	804	0
Issued as reinvestment of distributions
Institutional Class	880	1,759
Administrative Class	20,703	35,153
Advisor Class	3	0
Cost of shares redeemed
Institutional Class	(3,802)	(4,483)
Administrative Class	(120,373)	(102,785)
Advisor Class	(118)	0
Net increase resulting from Portfolio share transactions	106,395	401,847

Total Increase in Net Assets	70,279	383,445

Net Assets:
Beginning of period	1,056,701	673,256
End of period*	$1,126,980	$1,056,701

*Including undistributed net investment income of:	$5,699	$5,856

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Real Return Portfolio	June 30, 2006 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

BANK LOAN OBLIGATIONS 0.1%
Georgia-Pacific Corp.
6.726% due 12/20/2012	$45	$46
6.880% due 12/20/2012	762	761
7.170% due 12/20/2012	190	190

Total Bank Loan Obligations (Cost $997)		997

CORPORATE BONDS & NOTES 5.2%

BANKING & FINANCE 4.4%
Atlantic & Western Re Ltd.
11.508% due 01/09/2007	1,400	1,379
11.758% due 01/09/2009	900	848

BAE Systems Holdings, Inc.
5.570% due 08/15/2008	300	301

Charter One Bank N.A.
5.157% due 04/24/2009	8,400	8,405

Citigroup, Inc.
5.199% due 05/02/2008	1,000	1,001
5.166% due 01/30/2009	1,000	1,000

Ford Motor Credit Co.
6.374% due 03/21/2007	6,400	6,378

General Electric Capital Corp.
5.311% due 03/04/2008	2,800	2,803
5.340% due 12/12/2008	900	901

General Motors Acceptance Corp.
6.750% due 12/01/2014	1,600	1,488

Goldman Sachs Group, Inc.
5.386% due 08/01/2006	2,800	2,800
5.790% due 06/28/2010	4,700	4,728

Mirage Resorts, Inc.
7.250% due 10/15/2006	100	101

Morgan Stanley Warehouse Facilities
4.719% due 08/16/2006 (h)	6,200	6,200

Phoenix Quake Ltd.
7.958% due 07/03/2008	500	507

Phoenix Quake Wind Ltd.
7.440% due 07/03/2008	2,000	2,021

Rabobank Nederland
5.088% due 01/15/2009	800	800

Toyota Motor Credit Corp.
5.192% due 09/18/2006	4,600	4,600

Travelers Property Casualty Corp.
3.750% due 03/15/2008	100	97

Vita Capital Ltd.
6.340% due 01/01/2007	700	702

Wachovia Bank N.A.
5.308% due 12/02/2010	2,400	2,402

		49,462

INDUSTRIALS 0.7%
Caesars Entertainment, Inc.
8.500% due 11/15/2006	300	303

CSC Holdings, Inc.
7.875% due 12/15/2007	600	609

DaimlerChrysler N.A. Holding Corp.
5.486% due 03/07/2007	3,500	3,501

EchoStar DBS Corp.
5.750% due 10/01/2008	500	490

El Paso Corp.
7.625% due 08/16/2007	$100	$101
6.950% due 12/15/2007	100	101
7.625% due 09/01/2008	1,000	1,018

HCA, Inc.
7.250% due 05/20/2008	100	102

Host Marriott LP
9.500% due 01/15/2007	300	309
9.250% due 10/01/2007	100	104

Pemex Project Funding Master Trust
7.375% due 12/15/2014	500	517
8.625% due 02/01/2022	200	224

Royal Caribbean Cruises Ltd.
7.250% due 08/15/2006	400	402
7.000% due 10/15/2007	200	203

Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	100	101

		8,085

UTILITIES 0.1%
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	100	102

Embarq Corp.
7.082% due 06/01/2016	300	299

Nisource Finance Corp.
5.764% due 11/23/2009	800	802

		1,203

Total Corporate Bonds & Notes (Cost $58,671)		58,750

MUNICIPAL BONDS & NOTES 0.1%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Notes, Series 2002
6.000% due 06/01/2017 (a)	475	501

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
5.781% due 06/15/2038 (a)	130	121

Rhode Island State Tobacco Settlement Financing Corporations Revenue Notes, Series 2002
6.000% due 06/01/2023 (a)	500	523

Total Municipal Bonds & Notes (Cost $1,012)		1,145

U.S. GOVERNMENT AGENCIES 13.3%
Fannie Mae
4.192% due 11/01/2034	7,868	7,714
4.500% due 10/25/2022	200	199
4.606% due 07/01/2035	1,045	1,031
4.681% due 02/25/2036	2,900	2,810
4.716% due 01/01/2035	847	832
5.111% due 09/07/2006	27,600	27,590
5.211% due 03/01/2044 - 09/01/2044 (c)	13,622	13,686
5.299% due 09/21/2006	14,100	14,098
5.472% due 08/25/2034	985	984
5.500% due 03/01/2034 - 07/13/2036 (c)	45,489	43,717
5.672% due 05/25/2042	384	385
5.950% due 02/25/2044	1,500	1,487
6.361% due 11/01/2024	23	24

Freddie Mac
4.000% due 03/15/2023 - 10/15/2023 (c)	1,434	1,403
4.555% due 01/01/2034	847	829
5.211% due 10/25/2044 - 02/25/2045 (c)	27,174	27,276

5.549% due 12/15/2030	$598	$599
5.582% due 08/25/2031	267	268

Small Business Administration
4.504% due 02/01/2014	1,938	1,826

Small Business Administration Participation Certificates
4.880% due 11/01/2024	3,881	3,670

Total U.S. Government Agencies (Cost $151,517)		150,428

U.S. TREASURY OBLIGATIONS 106.1%
Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007	255	256
3.625% due 01/15/2008	72,756	74,029
3.875% due 01/15/2009	79,566	82,438
4.250% due 01/15/2010	50,443	53,603
0.875% due 04/15/2010	108,925	102,785
3.500% due 01/15/2011	48,130	50,358
2.375% due 04/15/2011	18,044	17,978
3.375% due 01/15/2012	4,558	4,776
3.000% due 07/15/2012	107,133	110,356
1.875% due 07/15/2013	43,406	41,712
2.000% due 01/15/2014	102,388	98,861
2.000% due 07/15/2014	99,400	95,754
1.625% due 01/15/2015	3,497	3,261
1.875% due 07/15/2015	115,676	109,797
2.000% due 01/15/2016	16,209	15,484
2.375% due 01/15/2025	93,066	90,609
2.000% due 01/15/2026	39,962	36,600
3.625% due 04/15/2028	66,504	78,934
3.875% due 04/15/2029	83,450	103,282
3.375% due 04/15/2032	1,824	2,154

U.S. Treasury Bonds
8.875% due 08/15/2017	1,000	1,305
6.625% due 02/15/2027	1,300	1,514
4.500% due 02/15/2036	4,400	3,947

U.S. Treasury Notes
4.500% due 02/28/2011	1,700	1,658
4.875% due 04/30/2011	10,600	10,495
4.250% due 11/15/2014	1,000	941
4.125% due 05/15/2015	100	93
4.500% due 11/15/2015	2,800	2,668

Total U.S. Treasury Obligations (Cost $1,187,521)		1,195,648

MORTGAGE-BACKED SECURITIES 4.6%
Banc of America Funding Corp.
4.622% due 02/20/2036	3,602	3,519

Banc of America Mortgage Securities
6.500% due 02/25/2033	232	231

Bear Stearns Adjustable Rate Mortgage Trust
4.203% due 01/25/2034	2,567	2,554

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	4,662	4,572
4.900% due 12/25/2035	277	275

Countrywide Alternative Loan Trust
5.392% due 06/25/2046	992	989

Countrywide Home Loan Mortgage Pass-Through Trust
3.795% due 11/19/2033	291	278
5.662% due 06/25/2035	867	867

CS First Boston Mortgage Securities Corp.
4.938% due 05/15/2010	1,222	1,204

First Horizon Alternative Mortgage Securities
4.744% due 06/25/2034	1,123	1,101

See Accompanying Notes	Semiannual Report	June 30, 2006	9

Schedule of Investments Real Return Portfolio (Cont.)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037	$8,709	$8,415

GGP Mall Properties Trust
5.007% due 11/15/2011	1,431	1,429

Greenpoint Mortgage Funding Trust
5.542% due 05/25/2045	1,860	1,867
5.592% due 11/25/2045	1,203	1,206

GSR Mortgage Loan Trust
4.540% due 09/25/2035	2,469	2,403

Lehman XS Trust
5.402% due 06/25/2036	1,500	1,502
5.402% due 04/25/2046	2,937	2,938

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	700	659

Mellon Residential Funding Corp.
5.639% due 12/15/2030	1,275	1,280
5.549% due 11/15/2031	1,558	1,561

Sequoia Mortgage Trust
5.602% due 10/19/2026	537	538

Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034	885	867
5.682% due 01/25/2035	819	827

Structured Asset Mortgage Investments, Inc.
5.540% due 05/25/2035	500	501

Washington Mutual, Inc.
5.612% due 08/25/2045	428	429
5.612% due 10/25/2045	6,531	6,573
5.582% due 12/25/2045	939	942
5.259% due 07/25/2046	2,400	2,398

Total Mortgage-Backed Securities (Cost $52,187)		51,925

ASSET-BACKED SECURITIES 10.8%
AAA Trust
5.422% due 11/26/2035	198	198

ACE Securities Corp.
5.432% due 10/25/2035	3,202	3,205

Aegis Asset-Backed Securities Trust
5.522% due 09/25/2034	253	254

Argent Securities, Inc.
5.442% due 10/25/2035	953	953
5.462% due 12/25/2035	3,617	3,619
5.402% due 03/25/2036	1,614	1,615
5.392% due 05/25/2036	1,131	1,131

Asset-Backed Funding Certificates
5.432% due 08/25/2035	662	663

Bayview Financial Acquisition Trust
5.791% due 08/28/2034	1,499	1,501

Bear Stearns Asset-Backed Securities, Inc.
5.652% due 10/25/2032	58	58
5.522% due 09/25/2034	1,238	1,239
5.402% due 11/25/2035	797	797
5.652% due 01/25/2036	304	304
5.772% due 03/25/2043	191	191

Capital One Auto Finance Trust
5.117% due 05/15/2007	1,483	1,483

Carrington Mortgage Loan Trust
5.402% due 06/25/2035	55	55

Centex Home Equity
5.372% due 06/25/2036	3,589	3,590

Chase Credit Card Master Trust
5.579% due 11/17/2008	$1,200	$1,201

Citigroup Mortgage Loan Trust, Inc.
5.402% due 12/27/2036	2,142	2,144

Countrywide Asset-Backed Certificates
5.452% due 02/25/2036	1,095	1,096
5.392% due 03/25/2036	1,937	1,937
5.392% due 04/25/2036	1,014	1,015
5.371% due 07/25/2036	2,300	2,303
5.395% due 07/25/2036	900	901

Equity One ABS, Inc.
5.622% due 04/25/2034	255	257

FBR Securitization Trust
5.442% due 09/25/2035	782	783
5.502% due 09/25/2035	2,400	2,402
5.432% due 10/25/2035	6,540	6,545
5.442% due 10/25/2035	712	713

First Franklin Mortgage Loan Asset-Backed Certificates
5.412% due 01/25/2036	2,308	2,310

First NLC Trust
5.432% due 12/25/2035	1,340	1,341

Ford Credit Auto Owner Trust
4.240% due 03/15/2008	1,074	1,069

Fremont Home Loan Trust
5.412% due 01/25/2036	3,071	3,074

GSAMP Trust
5.612% due 03/25/2034	357	358
5.412% due 11/25/2035	2,995	2,997
5.432% due 01/25/2036	2,593	2,595

GSR Mortgage Loan Trust
5.422% due 12/25/2030	1,481	1,481

Home Equity Asset Trust
5.432% due 02/25/2036	851	852
5.402% due 05/25/2036	955	955

HSI Asset Securitization Corp. Trust
5.402% due 12/25/2035	1,163	1,164

Indymac Residential Asset-Backed Trust
5.422% due 03/25/2036	1,293	1,294

JP Morgan Mortgage Acquisition Corp.
5.392% due 01/25/2026	1,456	1,457

Long Beach Mortgage Loan Trust
5.522% due 11/25/2034	1,138	1,139
5.412% due 01/25/2036	620	621
5.402% due 02/25/2036	864	865
5.392% due 03/25/2036	403	403
5.382% due 04/25/2036	369	369

Mastr Asset-Backed Securities Trust
5.402% due 01/25/2036	2,062	2,064

Merrill Lynch Mortgage Investors, Inc.
5.422% due 06/25/2036	318	319
5.479% due 06/25/2036	3,100	3,100
5.402% due 01/25/2037	748	748
5.400% due 05/25/2037	1,200	1,201

Morgan Stanley ABS Capital I
5.381% due 06/25/2036	4,600	4,599

Nelnet Student Loan Trust
5.051% due 10/27/2014	300	300
5.190% due 07/25/2016	700	702
5.190% due 10/25/2016	1,200	1,201

New Century Home Equity Loan Trust
5.432% due 09/25/2035	$633	$634
5.442% due 10/25/2035	179	179

Newcastle Mortgage Securities Trust
5.392% due 04/25/2036	695	696

Nomura Asset Acceptance Corp.
5.462% due 01/25/2036	889	889

Option One Mortgage Loan Trust
5.422% due 11/25/2035	1,242	1,243

Renaissance Home Equity Loan Trust
5.702% due 12/25/2032	217	217
5.472% due 10/25/2035	231	231

Residential Asset Mortgage Products, Inc.
5.402% due 12/25/2007	1,034	1,035
5.482% due 09/25/2013	106	106
5.432% due 01/25/2025	57	57
5.662% due 11/25/2033	507	508

Residential Asset Securities Corp.
5.422% due 09/25/2025	129	129
5.422% due 05/25/2027	377	377
5.392% due 06/25/2027	272	272
5.622% due 01/25/2034	3	3
5.131% due 06/25/2036	3,180	3,181
5.362% due 06/25/2036	1,884	1,884

Residential Funding Mortgage Securities II, Inc.
5.462% due 09/25/2035	2,133	2,135

SACO I, Inc.
5.432% due 10/25/2033	1,592	1,593

Securitized Asset-Backed Receivables LLC Trust
5.392% due 10/25/2035	546	546

SG Mortgage Securities Trust
5.422% due 09/25/2035	56	56

SLM Student Loan Trust
5.070% due 01/25/2013	1,216	1,216
5.120% due 07/25/2013	565	566
5.190% due 10/25/2013	776	778

Soundview Home Equity Loan Trust
5.432% due 05/25/2035	1,082	1,082
5.392% due 02/25/2036	308	308
5.392% due 03/25/2036	712	712
5.392% due 04/25/2036	161	161
5.298% due 07/25/2036	3,400	3,399

Structured Asset Investment Loan Trust
5.412% due 07/25/2035	272	272

Structured Asset Securities Corp.
4.900% due 04/25/2035	1,850	1,776
5.452% due 12/25/2035	2,388	2,390

Susquehanna Auto Lease Trust
4.991% due 04/16/2007	417	418

Truman Capital Mortgage Loan Trust
5.662% due 01/25/2034	103	103

USAA Auto Owner Trust
5.030% due 11/17/2007	800	798

Wachovia Auto Owner Trust
4.820% due 02/20/2009	9,800	9,771

Wachovia Mortgage Loan Trust LLC
5.432% due 10/25/2035	940	941

Total Asset-Backed Securities (Cost $121,422)		121,393

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2006 (Unaudited)

		PRINCIPAL
		AMOUNT	VALUE
		(000S)	(000S)

SOVEREIGN ISSUES 0.1%
Colombia Government International Bond
10.000% due 01/23/2012		$350	$397

Mexico Government International Bond
6.375% due 01/16/2013		177	178

Total Sovereign Issues (Cost $526)			575

FOREIGN CURRENCY-DENOMINATED ISSUES (l) 0.5%
Canadian Government Bond
3.000% due 12/01/2036 (b)	CAD	530	597

France Government Bond
3.000% due 07/25/2012 (b)	EUR	1,648	2,268

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (b)		533	691

Pylon Ltd.
4.463% due 12/18/2008 (h)		700	906
6.863% due 12/22/2008		1,100	1,421

Total Foreign Currency-Denominated Issues (Cost $5,794)			5,883

		NOTIONAL AMOUNT (000S)
PURCHASED CALL OPTIONS 0.0%
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 5.250% Exp. 06/07/2007		$52,000	143

		# OF CONTRACTS
U.S. Treasury 10-Year Note September Futures (CBOT)
Strike @ $110.000 Exp. 08/25/2006		318	5

Total Purchased Call Options (Cost $228)			148

		NOTIONAL AMOUNT (000S)
PURCHASED PUT OPTIONS 0.0%
Treasury Inflation Protected Securities (OTC) 0.875% due 04/15/2010
Strike @ $83.875 Exp. 09/21/2006		$91,000	0

Treasury Inflation Protected Securities (OTC) 1.875% due 07/15/2015
Strike @ $68.000 Exp. 09/18/2006		90,000	0

Treasury Inflation Protected Securities (OTC) 2.375% due 01/15/2025
Strike @ $58.000 Exp. 07/24/2006		87,000	0

Treasury Inflation Protected Securities (OTC) 3.000% due 07/15/2012
Strike @ $84.000 Exp. 07/24/2006		111,000	0

Treasury Inflation Protected Securities (OTC) 3.625% due 01/15/2008
Strike @ $96.000 Exp. 07/17/2006		65,000	0

U.S. dollar versus Japanese Yen (OTC)
Strike @ JY114.000 Exp. 07/03/2006		13,400	22

90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007	288	$2
Strike @ $92.250 Exp. 03/19/2007	23	0

U.S. Treasury 10-Year Note September Futures (CBOT)
Strike @ $99.000 Exp. 08/25/2006	354	6
Strike @ $100.000 Exp. 08/25/2006	1,245	134

U.S. Treasury 5-Year Note September Futures (CBOT)
Strike @ $100.500 Exp. 08/25/2006	215	4

Total Purchased Put Options (Cost $282)		168

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS (l) 67.7%

COMMERCIAL PAPER 51.9%
Abbey National N.A. LLC
5.250% due 07/05/2006	$30,700	30,691

ASB Bank Ltd.
5.050% due 08/10/2006	2,000	1,989

Barclays U.S. Funding Corp.
4.890% due 07/05/2006	24,200	24,193
4.955% due 07/18/2006	1,200	1,198
5.050% due 08/14/2006	1,200	1,193

BNP Paribas Finance
5.270% due 07/03/2006	6,900	6,900

Caisse d’Amortissement de la Dette Sociale
5.270% due 08/03/2006	30,800	30,660

Cox Communications, Inc.
4.720% due 07/17/2006	1,100	1,100

Danske Corp.
5.280% due 07/17/2006	27,500	27,444
4.955% due 07/20/2006	5,400	5,387
5.080% due 08/24/2006	700	695

Dexia Delaware LLC
5.275% due 07/05/2006	30,800	30,791

DnB NORBank ASA
5.180% due 09/08/2006	31,000	30,678

Fannie Mae
4.809% due 07/05/2006	5,600	5,598

Federal Home Loan Bank
5.030% due 07/03/2006	30,900	30,900
0.010% due 07/14/2006	30,900	30,851

Fortis Funding LLC
5.175% due 07/10/2006	30,800	30,769
5.265% due 07/26/2006	2,900	2,890

HBOS Treasury Services PLC
5.040% due 08/08/2006	1,000	995

Nordea N.A., Inc.
5.090% due 08/24/2006	30,000	29,780

Rabobank USA Financial Corp.
5.250% due 07/03/2006	30,900	30,900

Skandinaviska Enskilda Banken AB
4.960% due 07/20/2006	27,800	27,735
5.000% due 07/27/2006	1,100	1,096

Societe Generale N.A.
4.890% due 07/06/2006		$16,600	$16,593
5.040% due 08/08/2006		17,400	17,312
5.055% due 08/15/2006		300	298

Stadshypoket Delaware, Inc.
5.090% due 08/18/2006		31,300	31,096

Swedbank, Inc.
5.230% due 08/03/2006		30,800	30,661

Time Warner Telecom, Inc.
5.240% due 09/18/2006		11,100	10,968

Total Captial S.A.
5.270% due 07/03/2006		30,900	30,900

UBS Finance Delaware LLC
5.270% due 07/03/2006		200	200
5.050% due 07/05/2006		1,800	1,800
4.930% due 07/13/2006		28,700	28,661
5.235% due 08/08/2006		2,300	2,288
4.990% due 08/22/2006		1,100	1,092

Westpac Capital Corp.
5.040% due 08/02/2006		28,800	28,679

			584,981

FRANCE TREASURY BILLS 8.4%
2.785% due 10/12/2006	EUR	6,990	95,109

GERMANY TREASURY BILLS 6.5%
2.665% due 08/16/2006		48,340	73,583

TRI-PARTY REPURCHASE AGREEMENT 0.3%
State Street Bank
4.900% due 07/03/2006		$3,075	3,075

(Dated 06/30/2006. Collateralized by Freddie Mac 3.800% due 12/27/2006 valued at $3,137. Repurchase proceeds are $3,076.)

U.S. TREASURY BILLS 0.6%
4.801% due 09/14/2006 (e)(f)(g)		6,565	6,492

Total Short-Term Instruments (Cost $757,577)			763,240

Total Investments (d) 208.5% (Cost $2,337,734)			$2,350,300

Written Options (k) (0.1%) (Premiums $1,008)			(675)

Other Assets and Liabilities (Net) (108.4%)			(1,222,645)

Net Assets 100.0%			$1,126,980

See Accompanying Notes	Semiannual Report	June 30, 2006	11

Schedule of Investments    Real Return Portfolio (Cont.)

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Residual Interest bond.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) As of June 30, 2006, portfolio securities with an aggregate market value of $19,567 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(e) Securities with an aggregate market value of $2,472 have been pledged as collateral for delayed-delivery securities on June 30, 2006.

(f) Securities with an aggregate market value of $742 have been pledged as collateral for swap and swaption contracts on June 30, 2006.

(g) Securities with an aggregate market value of $2,092 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	33	$(38)
90-Day Eurodollar June Futures	Long	06/2007	33	(42)
90-Day Eurodollar March Futures	Long	03/2008	33	(38)
90-Day Eurodollar September Futures	Long	09/2007	33	(40)
Euro-Bund 10-Year Note September Futures	Short	09/2006	162	109
U.S. Treasury 10-Year Note September Futures	Long	09/2006	563	(320)
U.S. Treasury 30-Year Bond September Futures	Short	09/2006	90	45
U.S. Treasury 5-Year Note September Futures	Long	09/2006	215	(145)

				$(469)

(h) Restricted securities as of June 30, 2006:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Pylon Ltd.	4.463%	12/18/2008	12/11/2003	$700	$906	0.08%
Morgan Stanley Warehouse Facilities	4.719%	08/16/2006	06/28/2004	6,200	6,200	0.55%

				$6,900	$7,106	0.63%

(i) Swap agreements outstanding on June 30, 2006:
Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	6-month GBP-LIBOR	Receive	4.250%	06/12/2036	GBP	2,500	$189
J.P. Morgan Chase & Co.	6-month GBP-LIBOR	Pay	5.000%	06/15/2008		5,000	12
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	2,500	(4)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		2,500	(9)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.150%	01/19/2016		15,000	(252)
Goldman Sachs & Co.	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		7,500	626
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		3,700	(9)
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/20/2016		$22,700	281
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008		5,900	(5)
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	06/21/2021		5,400	49
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	12/20/2026		5,700	6
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2008		23,500	(21)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		6,500	78
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		49,500	612
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		3,700	(33)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2036		4,200	38
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2008		30,000	(27)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		100	1
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2036		5,100	46
Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		3,100	(27)
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008		9,000	(8)

							$1,543

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2006 (Unaudited)

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%	06/20/2011	$700	$20
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	1,000	(7)
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	6.400%	06/20/2007	1,500	14
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.250%	09/20/2007	1,300	38
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.600%	06/20/2011	1,000	36

						$101

+ If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(j) Short sales outstanding on June 30, 2006:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Valueà
U.S. Treasury Note	3.625%	05/15/2013	$300	$275	$276
U.S. Treasury Note	4.250%	08/15/2013	4,400	4,216	4,253
U.S. Treasury Note	4.000%	02/15/2014	3,000	2,813	2,836

				$7,304	$7,365

à Market value includes $126 of interest payable on short sales.
(k) Written options outstanding on June 30, 2006:
Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$108.000	08/25/2006	920	$135	$29
Call - CBOT U.S. Treasury 10-Year Note September Futures	107.000	08/25/2006	258	24	24
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	1,178	173	165

				$332	$218

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	5.300%	01/02/2007	$23,000	$120	$95
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Pay	5.900%	01/02/2007	13,000	148	141
Put - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Pay	6.100%	01/02/2007	10,000	66	64
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007	19,000	193	130
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.325%	06/07/2007	4,000	34	27

							$561	$457

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC U.S. dollar versus Japanese Yen	Bank of America	JPY 104.000	07/03/2006	$10,100	$22	$0
Put - OTC U.S. dollar versus Japanese Yen	Bank of America	106.500	07/03/2006	8,100	53	0
Put - OTC U.S. dollar versus Japanese Yen	Credit Suisse First Boston	106.500	07/03/2006	5,400	35	0
Put - OTC U.S. dollar versus Japanese Yen	Goldman Sachs & Co.	104.000	07/03/2006	2,300	5	0

					$115	$0

See Accompanying Notes	Semiannual Report	June 30, 2006	13

Schedule of Investments    Real Return Portfolio (Cont.)

(l) Forward foreign currency contracts outstanding on June 30, 2006:
Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CAD	609	07/2006	$6	$0	$6
Buy	EUR	11,877	07/2006	336	0	336
Sell		6,903	07/2006	0	(68)	(68)
Sell		129,792	08/2006	0	(2,834)	(2,834)
Buy	JPY	625,120	07/2006	0	(3)	(3)
Buy		2,811,673	08/2006	0	(743)	(743)
Buy	PLN	264	09/2006	1	0	1
Buy	RUB	2,255	09/2006	3	0	3
Buy	SKK	2,349	09/2006	2	0	2

				$348	$(3,648)	$(3,300)

14	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	June 30, 2006 (Unaudited)

1.  ORGANIZATION

The Real Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented in these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events when the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income.  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related or asset-backed securities are recorded as components of interest income in the Statement of Operations.

Dividends and Distributions to Shareholders.  Dividends from net investment income, if any, are declared on each day the Portfolio is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year. Most shareholders choose to reinvest their dividends and capital gain distribution in additional shares of the Portfolio.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to

Semiannual Report	June 30, 2006	15

Notes to Financial Statements (Cont.)

paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations.  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Delayed-Delivery Transactions.  The Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Federal Income Taxes.  The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency.  The accounting records of the Portfolio are maintained in U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollar based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
CAD	Canadian Dollar	PLN	Polish Zloty
EUR	Euro	RUB	Russian Ruble
GBP	British Pound	SKK	Slovakian Koruna
JPY	Japanese Yen

Forward Currency Transactions.  The Portfolio may enter into forward currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts.  The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Inflation-Indexed Bonds.  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Loan Participant and Assignments.  The Portfolio may invest in direct debt instruments which are interests in amounts owned by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. Then agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the end of the period, the Portfolio had no unfunded loan commitments.

Options Contracts.  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the

16	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Certain options may be written with premiums to determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements.  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under triparty repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Short Sales.  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability in the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Mortgage-Related and Other Asset-Backed Securities.  The Portfolio may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs are included in interest income in the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income in the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Swap Agreements.  The Portfolio may engage in swap transactions, including, but not limited to, swap agreements on interest rate and credit default to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of a credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for federal income tax purposes is uncertain. Were the Internal Revenue Service in take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for federal income tax purposes, payments received by the Portfolio from such investments might be subject to income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the Portfolio are included as part of realized gain or loss in the Statement of

Semiannual Report	June 30, 2006	17

Notes to Financial Statements (Cont.)

Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

U.S. Government Agencies or Government-Sponsored Enterprises.  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

Guarantees and Indemnifications.  Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

New Accounting Policies.  In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the application of the Interpretation to the Portfolio and will provide additional information in relation to the Interpretation in the Portfolio’s annual financial statements for the year ending December 31, 2006.

3.  FEES, EXPENSES, AND RELATED PARTY TRANSACTIONS

Investment Advisory Fee.  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee.  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee is charged at the annual rate of 0.25%.

Distribution and Servicing Fees.  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

Expenses.  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

For the current period ended June 30, 2006, each unaffiliated Trustee received an annual retainer of $15,000, plus $2,000 for each Board of Trustees quarterly meeting attended, $500 for each Board of Trustees committee meeting attended and $500 for each special board meeting attended, plus reimbursement of related expenses. In addition, each Committee Chair received an additional annual retainer of $500 and each Audit Committee Chair received an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2006 were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$8,549,666	$8,379,973	$$109,598	$27,378

18	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

5.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	# of Contracts	Notional Amount in $	Premium
Balance at 12/31/2005	158	$0	$34
Sales	3,113	94,900	1,241
Closing Buys	(429)	0	(89)
Expirations	(371)	0	(91)
Exercised	(115)	0	(87)
Balance at 06/30/2006	2,356	$94,900	$1,008

6.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2006		Year Ended 12/31/2005
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	160	$1,995	890	$11,510
Administrative Class	16,583	206,303	35,702	460,693
Advisor Class	66	804	0	0
Issued as reinvestment of distributions
Institutional Class	71	880	137	1,759
Administrative Class	1,666	20,703	2,742	35,153
Advisor Class	0	3	0	0
Cost of shares redeemed
Institutional Class	(305)	(3,802)	(349)	(4,483)
Administrative Class	(9,697)	(120,373)	(7,983)	(102,785)
Advisor Class	(10)	(118)	0	0
Net increase resulting from Portfolio share transactions	8,534	$106,395	31,139	$401,847

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	2	95
Administrative Class	4	56*
Advisor Class	2	90

* One of the shareholders, Allianz Life Insurance Co. of North America, is an indirect wholly owned subsidiary of AGI and a related party to the Portfolio.

7.  FEDERAL INCOME TAX MATTERS

As of June 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 15,040	$ (2,474)	$ 12,566

8.  REGULATORY AND LITIGATION MATTERS

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the PIMCO Funds, the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees and employees of the PIMCO Funds, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds themselves against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the PIMCO Funds and Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the

Semiannual Report	June 30, 2006	19

Notes to Financial Statements (Cont.)

Portfolios of the Trust. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the PIMCO Funds have been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

Certain Portfolios of the Trust were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain Portfolios of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain Portfolios of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Portfolios. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolios or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolios.

20	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Advisor

Semiannual Report June 30, 2006

P I M C O

PIMCO Variable Insurance Trust

Real Return Portfolio

A company of Allianz Global Investors

Share Class Advisor

Semiannual Report June 30, 2006

PIMCO Variable Insurance Trust

Real Return Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust covering the six-month period ended June 30, 2006.

Highlights of the global bond markets during the six-month period included:

■	Most fixed-income sectors lost ground during the first half of 2006, as concern about accelerating inflation and central bank tightening pushed interest rates higher worldwide. The benchmark Lehman Brothers Aggregate Bond Index (which includes Treasury, Investment-Grade Corporate, and Residential Mortgage-Backed Securities) returned -0.72% for the first six months of the year. On June 30, the benchmark ten-year Treasury yielded 5.14%, 0.75% higher than at the start of the year. The U.S. yield curve remained flat as shorter-maturity yields rose by a comparable amount.

■	The Federal Reserve tightened four times during the reporting period, bringing the Federal Funds Rate to 5.25%. The increase near the end of the period was the Federal Reserve’s 17th consecutive rate hike since the start of its tightening cycle in 2004. The Federal Reserve was not alone, as central banks in Europe, India, and China tightened credit in unison for the first time since 2000. The Bank of Japan, whose zero-interest-rate policy has flooded global markets with liquidity, looked set to reverse this policy in the coming months.

In these pages please find a more complete Portfolio review as it relates to financial-market activities, as well as details about total-return investment performance for the six-month reporting period. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2006

Semiannual Report	June 30, 2006	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the Real Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, non-U.S. investment risk, currency risk, issuer non-diversification risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Examples would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2006 to June 30, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel or litigation expense).

Portfolio Benchmark

Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding.

Semiannual Report	June 30, 2006	3

PIMCO Real Return Portfolio

Cumulative Returns Through June 30, 2006

              Real Return Portfolio           Lehman Brothers
                  Advisor Class               U.S. TIPS Index
              ---------------------           ---------------
02/28/2006           $10,000                     $10,000
03/31/2006             9,749                       9,781
04/30/2006             9,773                       9,772
05/31/2006             9,806                       9,801
06/30/2006             9,809                       9,829

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Advisor Class.

Sector Breakdown‡

U.S. Treasury Obligations	50.9%
Short-Term Instruments	32.5%
U.S. Government Agencies	6.4%
Asset-Backed Securities	5.2%
Other	5.0%

‡	% of Total Investments as of June 30, 2006

Cumulative Total Return for the period ended June 30, 2006
Since Inception (02/28/06)
PIMCO Real Return Portfolio Advisor Class	-1.91%
Lehman Brothers U.S. TIPS Index	-1.71%

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (02/28/06)	$1,000.00	$1,000.00
Ending Account Value (06/30/06)	$980.90	$1,014.29
Expenses Paid During Period†	$2.54	$2.58

† Expenses are equal to the Portfolio’s Advisor Class annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 123/365 (to reflect the period since the Portfolio’s Advisor Class shares commenced operations on 02/28/06). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for a description of the Portfolio’s benchmark and an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO Real Return Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

»	For the six-month period ending June 30, 2006, ten-year real yields increased by 0.48%, compared to a 0.82% increase for conventional U.S. Treasury issues of similar maturity.

»	The Portfolio’s above benchmark duration for the first three-months of the period detracted from overall performance, as real yields rose on strong U.S. economic growth. The effective duration of the Portfolio was 6.79 years on June 30, 2006 compared to a duration of 6.11 years for the benchmark.

»	The Portfolio’s emphasis on U.S. nominal bonds was negative for performance, as nominal yields rose faster than real yields based on higher inflation expectations and the outlook for further Federal Reserve tightening.

»	Exposure to short maturity U.S. nominal bonds for the period detracted significantly from performance due to a substantial flattening of the nominal yield curve.

»	Currency exposure added to performance resulting from a depreciation of the U.S. dollar relative to the Euro and Japanese Yen.

»	Mortgage holdings during the period were positive due to favorable coupon selection, particularly 15-year FNMA 5.0% and 30-year FNMA 5.5% coupons, which outperformed the broader Index.

»	Positions in pay-fixed swaps were beneficial with swap spreads mostly widening over the period.

4	PIMCO Variable Insurance Trust

Financial Highlights Real Return Portfolio

Selected Per Share Data for the Period Ended:	02/28/2006- 06/30/2006+

Advisor Class
Net asset value beginning of period	$12.69
Net investment income (a)	0.17
Net realized/unrealized (loss) on investments (a)	(0.41)
Total (loss) from investment operations	(0.24)
Dividends from net investment income	(0.17)
Total distributions	(0.17)
Net asset value end of period	$12.28
Total return (expressed in base currency)	(1.91)%
Net assets end of period (000s)	$686
Ratio of expenses to average net assets	0.76	%*(b)
Ratio of net investment income to average net assets	4.26	%*
Portfolio turnover rate	530%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Ratio of expenses to average net assets excluding interest expense is 0.75%.

See Accompanying Notes	Semiannual Report	June 30, 2006	5

Statement of Assets and Liabilities Real Return Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2006 (Unaudited)

Assets:
Investments, at value	$2,350,300
Cash	77
Foreign currency, at value	1,422
Receivable for investments sold	12
Receivable for investments sold on delayed-delivery basis	22,982
Receivable for Portfolio shares sold	766
Interest and dividends receivable	4,444
Variation margin receivable	255
Swap premiums paid	5,195
Unrealized appreciation on forward foreign currency contracts	348
Unrealized appreciation on swap agreements	2,046
2,387,847

Liabilities:
Payable for investments purchased	$32,923
Payable for investments purchased on delayed-delivery basis	1,206,598
Payable for short sales	7,365
Payable for Portfolio shares redeemed	3,639
Written options outstanding	675
Accrued investment advisory fee	247
Accrued administration fee	247
Accrued servicing fee	129
Dividends payable	11
Variation margin payable	56
Swap premiums received	1,677
Unrealized depreciation on forward foreign currency contracts	3,648
Unrealized depreciation on swap agreements	402
Other liabilities	3,250
1,260,867

Net Assets	$1,126,980

Net Assets Consist of:
Paid in capital	$1,156,146
Undistributed net investment income	5,699
Accumulated undistributed net realized (loss)	(42,472)
Net unrealized appreciation	7,607
$1,126,980

Net Assets:
Institutional Class	$42,291
Administrative Class	1,084,003
Advisor Class	686

Shares Issued and Outstanding:
Institutional Class	3,444
Administrative Class	88,285
Advisor Class	56

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$12.28
Administrative Class	12.28
Advisor Class	12.28

Cost of Investments Owned	$2,337,734
Cost of Foreign Currency Held	$1,398
Proceeds Received on Short Sales	$7,304
Premiums Received on Written Options	$1,008

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations Real Return Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Interest	$25,056
Miscellaneous income	2
Total Income	25,058

Expenses:
Investment advisory fees	1,362
Administration fees	1,362
Servicing fees – Administrative Class	785
Trustee’s Fees	6
Interest expense	60
Total Expenses	3,575

Net Investment Income	21,483

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(45,095)
Net realized gain on futures contracts, options and swaps	5,187
Net realized (loss) on foreign currency transactions	(1,030)
Net change in unrealized appreciation on investments	725
Net change in unrealized appreciation on futures contracts, options and swaps	1,515
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	2,739
Net (Loss)	(35,959)

Net (Decrease) in Net Assets Resulting from Operations	$(14,476)

See Accompanying Notes	Semiannual Report	June 30, 2006	7

Statements of Changes in Net Assets Real Return Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$21,483	$24,960
Net realized gain (loss)	(40,938)	521
Net change in unrealized appreciation (depreciation)	4,979	(6,910)
Net increase (decrease) resulting from operations	(14,476)	18,571

Distributions to Shareholders:
From net investment income
Institutional Class	(880)	(1,276)
Administrative Class	(20,757)	(24,317)
Advisor Class	(3)	0
From net realized capital gains
Institutional Class	0	(483)
Administrative Class	0	(10,897)
Advisor Class	0	0

Total Distributions	(21,640)	(36,973)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	1,995	11,510
Administrative Class	206,303	460,693
Advisor Class	804	0
Issued as reinvestment of distributions
Institutional Class	880	1,759
Administrative Class	20,703	35,153
Advisor Class	3	0
Cost of shares redeemed
Institutional Class	(3,802)	(4,483)
Administrative Class	(120,373)	(102,785)
Advisor Class	(118)	0
Net increase resulting from Portfolio share transactions	106,395	401,847

Total Increase in Net Assets	70,279	383,445

Net Assets:
Beginning of period	1,056,701	673,256
End of period*	$1,126,980	$1,056,701

*Including undistributed net investment income of:	$5,699	$5,856

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Real Return Portfolio	June 30, 2006 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
BANK LOAN OBLIGATIONS 0.1%
Georgia-Pacific Corp.
6.726% due 12/20/2012	$45	$46
6.880% due 12/20/2012	762	761
7.170% due 12/20/2012	190	190

Total Bank Loan Obligations (Cost $997)		997

CORPORATE BONDS & NOTES 5.2%

BANKING & FINANCE 4.4%
Atlantic & Western Re Ltd.
11.508% due 01/09/2007	1,400	1,379
11.758% due 01/09/2009	900	848

BAE Systems Holdings, Inc.
5.570% due 08/15/2008	300	301

Charter One Bank N.A.
5.157% due 04/24/2009	8,400	8,405

Citigroup, Inc.
5.199% due 05/02/2008	1,000	1,001
5.166% due 01/30/2009	1,000	1,000

Ford Motor Credit Co.
6.374% due 03/21/2007	6,400	6,378

General Electric Capital Corp.
5.311% due 03/04/2008	2,800	2,803
5.340% due 12/12/2008	900	901

General Motors Acceptance Corp.
6.750% due 12/01/2014	1,600	1,488

Goldman Sachs Group, Inc.
5.386% due 08/01/2006	2,800	2,800
5.790% due 06/28/2010	4,700	4,728

Mirage Resorts, Inc.
7.250% due 10/15/2006	100	101

Morgan Stanley Warehouse Facilities
4.719% due 08/16/2006 (h)	6,200	6,200

Phoenix Quake Ltd.
7.958% due 07/03/2008	500	507

Phoenix Quake Wind Ltd.
7.440% due 07/03/2008	2,000	2,021

Rabobank Nederland
5.088% due 01/15/2009	800	800

Toyota Motor Credit Corp.
5.192% due 09/18/2006	4,600	4,600

Travelers Property Casualty Corp.
3.750% due 03/15/2008	100	97

Vita Capital Ltd.
6.340% due 01/01/2007	700	702

Wachovia Bank N.A.
5.308% due 12/02/2010	2,400	2,402

		49,462

INDUSTRIALS 0.7%
Caesars Entertainment, Inc.
8.500% due 11/15/2006	300	303

CSC Holdings, Inc.
7.875% due 12/15/2007	600	609

DaimlerChrysler N.A. Holding Corp.
5.486% due 03/07/2007	3,500	3,501

EchoStar DBS Corp.
5.750% due 10/01/2008	500	490

El Paso Corp.
7.625% due 08/16/2007	$100	$101
6.950% due 12/15/2007	100	101
7.625% due 09/01/2008	1,000	1,018

HCA, Inc.
7.250% due 05/20/2008	100	102

Host Marriott LP
9.500% due 01/15/2007	300	309
9.250% due 10/01/2007	100	104

Pemex Project Funding Master Trust
7.375% due 12/15/2014	500	517
8.625% due 02/01/2022	200	224

Royal Caribbean Cruises Ltd.
7.250% due 08/15/2006	400	402
7.000% due 10/15/2007	200	203

Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	100	101

		8,085

UTILITIES 0.1%
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	100	102

Embarq Corp.
7.082% due 06/01/2016	300	299

Nisource Finance Corp.
5.764% due 11/23/2009	800	802

		1,203

Total Corporate Bonds & Notes (Cost $58,671)		58,750

MUNICIPAL BONDS & NOTES 0.1%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Notes, Series 2002
6.000% due 06/01/2017 (a)	475	501

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
5.781% due 06/15/2038 (a)	130	121

Rhode Island State Tobacco Settlement Financing Corporations Revenue Notes, Series 2002
6.000% due 06/01/2023 (a)	500	523

Total Municipal Bonds & Notes (Cost $1,012)		1,145

U.S. GOVERNMENT AGENCIES 13.3%
Fannie Mae
4.192% due 11/01/2034	7,868	7,714
4.500% due 10/25/2022	200	199
4.606% due 07/01/2035	1,045	1,031
4.681% due 02/25/2036	2,900	2,810
4.716% due 01/01/2035	847	832
5.111% due 09/07/2006	27,600	27,590
5.211% due 03/01/2044 - 09/01/2044 (c)	13,622	13,686
5.299% due 09/21/2006	14,100	14,098
5.472% due 08/25/2034	985	984
5.500% due 03/01/2034 - 07/13/2036 (c)	45,489	43,717
5.672% due 05/25/2042	384	385
5.950% due 02/25/2044	1,500	1,487
6.361% due 11/01/2024	23	24

Freddie Mac
4.000% due 03/15/2023 - 10/15/2023 (c)	1,434	1,403
4.555% due 01/01/2034	847	829
5.211% due 10/25/2044 - 02/25/2045 (c)	27,174	27,276

5.549% due 12/15/2030	$598	$599
5.582% due 08/25/2031	267	268

Small Business Administration
4.504% due 02/01/2014	1,938	1,826

Small Business Administration Participation Certificates
4.880% due 11/01/2024	3,881	3,670

Total U.S. Government Agencies (Cost $151,517)		150,428

U.S. TREASURY OBLIGATIONS 106.1%
Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007	255	256
3.625% due 01/15/2008	72,756	74,029
3.875% due 01/15/2009	79,566	82,438
4.250% due 01/15/2010	50,443	53,603
0.875% due 04/15/2010	108,925	102,785
3.500% due 01/15/2011	48,130	50,358
2.375% due 04/15/2011	18,044	17,978
3.375% due 01/15/2012	4,558	4,776
3.000% due 07/15/2012	107,133	110,356
1.875% due 07/15/2013	43,406	41,712
2.000% due 01/15/2014	102,388	98,861
2.000% due 07/15/2014	99,400	95,754
1.625% due 01/15/2015	3,497	3,261
1.875% due 07/15/2015	115,676	109,797
2.000% due 01/15/2016	16,209	15,484
2.375% due 01/15/2025	93,066	90,609
2.000% due 01/15/2026	39,962	36,600
3.625% due 04/15/2028	66,504	78,934
3.875% due 04/15/2029	83,450	103,282
3.375% due 04/15/2032	1,824	2,154

U.S. Treasury Bonds
8.875% due 08/15/2017	1,000	1,305
6.625% due 02/15/2027	1,300	1,514
4.500% due 02/15/2036	4,400	3,947

U.S. Treasury Notes
4.500% due 02/28/2011	1,700	1,658
4.875% due 04/30/2011	10,600	10,495
4.250% due 11/15/2014	1,000	941
4.125% due 05/15/2015	100	93
4.500% due 11/15/2015	2,800	2,668

Total U.S. Treasury Obligations (Cost $1,187,521)		1,195,648

MORTGAGE-BACKED SECURITIES 4.6%
Banc of America Funding Corp.
4.622% due 02/20/2036	3,602	3,519

Banc of America Mortgage Securities
6.500% due 02/25/2033	232	231

Bear Stearns Adjustable Rate Mortgage Trust
4.203% due 01/25/2034	2,567	2,554

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	4,662	4,572
4.900% due 12/25/2035	277	275

Countrywide Alternative Loan Trust
5.392% due 06/25/2046	992	989

Countrywide Home Loan Mortgage Pass-Through Trust
3.795% due 11/19/2033	291	278
5.662% due 06/25/2035	867	867

CS First Boston Mortgage Securities Corp.
4.938% due 05/15/2010	1,222	1,204

First Horizon Alternative Mortgage Securities
4.744% due 06/25/2034	1,123	1,101

See Accompanying Notes	Semiannual Report	June 30, 2006	9

Schedule of Investments Real Return Portfolio (Cont.)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037	$8,709	$8,415

GGP Mall Properties Trust
5.007% due 11/15/2011	1,431	1,429

Greenpoint Mortgage Funding Trust
5.542% due 05/25/2045	1,860	1,867
5.592% due 11/25/2045	1,203	1,206

GSR Mortgage Loan Trust
4.540% due 09/25/2035	2,469	2,403

Lehman XS Trust
5.402% due 06/25/2036	1,500	1,502
5.402% due 04/25/2046	2,937	2,938

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	700	659

Mellon Residential Funding Corp.
5.639% due 12/15/2030	1,275	1,280
5.549% due 11/15/2031	1,558	1,561

Sequoia Mortgage Trust
5.602% due 10/19/2026	537	538

Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034	885	867
5.682% due 01/25/2035	819	827

Structured Asset Mortgage Investments, Inc.
5.540% due 05/25/2035	500	501

Washington Mutual, Inc.
5.612% due 08/25/2045	428	429
5.612% due 10/25/2045	6,531	6,573
5.582% due 12/25/2045	939	942
5.259% due 07/25/2046	2,400	2,398

Total Mortgage-Backed Securities (Cost $52,187)		51,925

ASSET-BACKED SECURITIES 10.8%
AAA Trust
5.422% due 11/26/2035	198	198

ACE Securities Corp.
5.432% due 10/25/2035	3,202	3,205

Aegis Asset-Backed Securities Trust
5.522% due 09/25/2034	253	254

Argent Securities, Inc.
5.442% due 10/25/2035	953	953
5.462% due 12/25/2035	3,617	3,619
5.402% due 03/25/2036	1,614	1,615
5.392% due 05/25/2036	1,131	1,131

Asset-Backed Funding Certificates
5.432% due 08/25/2035	662	663

Bayview Financial Acquisition Trust
5.791% due 08/28/2034	1,499	1,501

Bear Stearns Asset-Backed Securities, Inc.
5.652% due 10/25/2032	58	58
5.522% due 09/25/2034	1,238	1,239
5.402% due 11/25/2035	797	797
5.652% due 01/25/2036	304	304
5.772% due 03/25/2043	191	191

Capital One Auto Finance Trust
5.117% due 05/15/2007	1,483	1,483

Carrington Mortgage Loan Trust
5.402% due 06/25/2035	55	55

Centex Home Equity
5.372% due 06/25/2036	3,589	3,590

Chase Credit Card Master Trust
5.579% due 11/17/2008	$1,200	$1,201

Citigroup Mortgage Loan Trust, Inc.
5.402% due 12/27/2036	2,142	2,144

Countrywide Asset-Backed Certificates
5.452% due 02/25/2036	1,095	1,096
5.392% due 03/25/2036	1,937	1,937
5.392% due 04/25/2036	1,014	1,015
5.371% due 07/25/2036	2,300	2,303
5.395% due 07/25/2036	900	901

Equity One ABS, Inc.
5.622% due 04/25/2034	255	257

FBR Securitization Trust
5.442% due 09/25/2035	782	783
5.502% due 09/25/2035	2,400	2,402
5.432% due 10/25/2035	6,540	6,545
5.442% due 10/25/2035	712	713

First Franklin Mortgage Loan Asset-Backed Certificates
5.412% due 01/25/2036	2,308	2,310

First NLC Trust
5.432% due 12/25/2035	1,340	1,341

Ford Credit Auto Owner Trust
4.240% due 03/15/2008	1,074	1,069

Fremont Home Loan Trust
5.412% due 01/25/2036	3,071	3,074

GSAMP Trust
5.612% due 03/25/2034	357	358
5.412% due 11/25/2035	2,995	2,997
5.432% due 01/25/2036	2,593	2,595

GSR Mortgage Loan Trust
5.422% due 12/25/2030	1,481	1,481

Home Equity Asset Trust
5.432% due 02/25/2036	851	852
5.402% due 05/25/2036	955	955

HSI Asset Securitization Corp. Trust
5.402% due 12/25/2035	1,163	1,164

Indymac Residential Asset-Backed Trust
5.422% due 03/25/2036	1,293	1,294

JP Morgan Mortgage Acquisition Corp.
5.392% due 01/25/2026	1,456	1,457

Long Beach Mortgage Loan Trust
5.522% due 11/25/2034	1,138	1,139
5.412% due 01/25/2036	620	621
5.402% due 02/25/2036	864	865
5.392% due 03/25/2036	403	403
5.382% due 04/25/2036	369	369

Mastr Asset-Backed Securities Trust
5.402% due 01/25/2036	2,062	2,064

Merrill Lynch Mortgage Investors, Inc.
5.422% due 06/25/2036	318	319
5.479% due 06/25/2036	3,100	3,100
5.402% due 01/25/2037	748	748
5.400% due 05/25/2037	1,200	1,201

Morgan Stanley ABS Capital I
5.381% due 06/25/2036	4,600	4,599

Nelnet Student Loan Trust
5.051% due 10/27/2014	300	300
5.190% due 07/25/2016	700	702
5.190% due 10/25/2016	1,200	1,201

New Century Home Equity Loan Trust
5.432% due 09/25/2035	$633	$634
5.442% due 10/25/2035	179	179

Newcastle Mortgage Securities Trust
5.392% due 04/25/2036	695	696

Nomura Asset Acceptance Corp.
5.462% due 01/25/2036	889	889

Option One Mortgage Loan Trust
5.422% due 11/25/2035	1,242	1,243

Renaissance Home Equity Loan Trust
5.702% due 12/25/2032	217	217
5.472% due 10/25/2035	231	231

Residential Asset Mortgage Products, Inc.
5.402% due 12/25/2007	1,034	1,035
5.482% due 09/25/2013	106	106
5.432% due 01/25/2025	57	57
5.662% due 11/25/2033	507	508

Residential Asset Securities Corp.
5.422% due 09/25/2025	129	129
5.422% due 05/25/2027	377	377
5.392% due 06/25/2027	272	272
5.622% due 01/25/2034	3	3
5.131% due 06/25/2036	3,180	3,181
5.362% due 06/25/2036	1,884	1,884

Residential Funding Mortgage Securities II, Inc.
5.462% due 09/25/2035	2,133	2,135

SACO I, Inc.
5.432% due 10/25/2033	1,592	1,593

Securitized Asset-Backed Receivables LLC Trust
5.392% due 10/25/2035	546	546

SG Mortgage Securities Trust
5.422% due 09/25/2035	56	56

SLM Student Loan Trust
5.070% due 01/25/2013	1,216	1,216
5.120% due 07/25/2013	565	566
5.190% due 10/25/2013	776	778

Soundview Home Equity Loan Trust
5.432% due 05/25/2035	1,082	1,082
5.392% due 02/25/2036	308	308
5.392% due 03/25/2036	712	712
5.392% due 04/25/2036	161	161
5.298% due 07/25/2036	3,400	3,399

Structured Asset Investment Loan Trust
5.412% due 07/25/2035	272	272

Structured Asset Securities Corp.
4.900% due 04/25/2035	1,850	1,776
5.452% due 12/25/2035	2,388	2,390

Susquehanna Auto Lease Trust
4.991% due 04/16/2007	417	418

Truman Capital Mortgage Loan Trust
5.662% due 01/25/2034	103	103

USAA Auto Owner Trust
5.030% due 11/17/2007	800	798

Wachovia Auto Owner Trust
4.820% due 02/20/2009	9,800	9,771

Wachovia Mortgage Loan Trust LLC
5.432% due 10/25/2035	940	941

Total Asset-Backed Securities (Cost $121,422)		121,393

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2006 (Unaudited)

		PRINCIPAL
		AMOUNT	VALUE
		(000S)	(000S)
SOVEREIGN ISSUES 0.1%
Colombia Government International Bond
10.000% due 01/23/2012		$350	$397

Mexico Government International Bond
6.375% due 01/16/2013		177	178

Total Sovereign Issues (Cost $526)			575

FOREIGN CURRENCY-DENOMINATED ISSUES (l) 0.5%
Canadian Government Bond
3.000% due 12/01/2036 (b)	CAD	530	597

France Government Bond
3.000% due 07/25/2012 (b)	EUR	1,648	2,268

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (b)		533	691

Pylon Ltd.
4.463% due 12/18/2008 (h)		700	906
6.863% due 12/22/2008		1,100	1,421

Total Foreign Currency-Denominated Issues (Cost $5,794)			5,883

		NOTIONAL AMOUNT (000S)
PURCHASED CALL OPTIONS 0.0%
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 5.250% Exp. 06/07/2007		$52,000	143

		# OF CONTRACTS
U.S. Treasury 10-Year Note September Futures (CBOT)
Strike @ $110.000 Exp. 08/25/2006		318	5

Total Purchased Call Options (Cost $228)			148

		NOTIONAL AMOUNT (000S)
PURCHASED PUT OPTIONS 0.0%
Treasury Inflation Protected Securities (OTC) 0.875% due 04/15/2010
Strike @ $83.875 Exp. 09/21/2006		$91,000	0

Treasury Inflation Protected Securities (OTC) 1.875% due 07/15/2015
Strike @ $68.000 Exp. 09/18/2006		90,000	0

Treasury Inflation Protected Securities (OTC) 2.375% due 01/15/2025
Strike @ $58.000 Exp. 07/24/2006		87,000	0

Treasury Inflation Protected Securities (OTC) 3.000% due 07/15/2012
Strike @ $84.000 Exp. 07/24/2006		111,000	0

Treasury Inflation Protected Securities (OTC) 3.625% due 01/15/2008
Strike @ $96.000 Exp. 07/17/2006		65,000	0

U.S. dollar versus Japanese Yen (OTC)
Strike @ JY114.000 Exp. 07/03/2006		13,400	22

90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007	288	$2
Strike @ $92.250 Exp. 03/19/2007	23	0

U.S. Treasury 10-Year Note September Futures (CBOT)
Strike @ $99.000 Exp. 08/25/2006	354	6
Strike @ $100.000 Exp. 08/25/2006	1,245	134

U.S. Treasury 5-Year Note September Futures (CBOT)
Strike @ $100.500 Exp. 08/25/2006	215	4

Total Purchased Put Options (Cost $282)		168

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS (l) 67.7%

COMMERCIAL PAPER 51.9%
Abbey National N.A. LLC
5.250% due 07/05/2006	$30,700	30,691

ASB Bank Ltd.
5.050% due 08/10/2006	2,000	1,989

Barclays U.S. Funding Corp.
4.890% due 07/05/2006	24,200	24,193
4.955% due 07/18/2006	1,200	1,198
5.050% due 08/14/2006	1,200	1,193

BNP Paribas Finance
5.270% due 07/03/2006	6,900	6,900

Caisse d’Amortissement de la Dette Sociale
5.270% due 08/03/2006	30,800	30,660

Cox Communications, Inc.
4.720% due 07/17/2006	1,100	1,100

Danske Corp.
5.280% due 07/17/2006	27,500	27,444
4.955% due 07/20/2006	5,400	5,387
5.080% due 08/24/2006	700	695

Dexia Delaware LLC
5.275% due 07/05/2006	30,800	30,791

DnB NORBank ASA
5.180% due 09/08/2006	31,000	30,678

Fannie Mae
4.809% due 07/05/2006	5,600	5,598

Federal Home Loan Bank
5.030% due 07/03/2006	30,900	30,900
0.010% due 07/14/2006	30,900	30,851

Fortis Funding LLC
5.175% due 07/10/2006	30,800	30,769
5.265% due 07/26/2006	2,900	2,890

HBOS Treasury Services PLC
5.040% due 08/08/2006	1,000	995

Nordea N.A., Inc.
5.090% due 08/24/2006	30,000	29,780

Rabobank USA Financial Corp.
5.250% due 07/03/2006	30,900	30,900

Skandinaviska Enskilda Banken AB
4.960% due 07/20/2006	27,800	27,735
5.000% due 07/27/2006	1,100	1,096

Societe Generale N.A.
4.890% due 07/06/2006		$16,600	$16,593
5.040% due 08/08/2006		17,400	17,312
5.055% due 08/15/2006		300	298

Stadshypoket Delaware, Inc.
5.090% due 08/18/2006		31,300	31,096

Swedbank, Inc.
5.230% due 08/03/2006		30,800	30,661

Time Warner Telecom, Inc.
5.240% due 09/18/2006		11,100	10,968

Total Captial S.A.
5.270% due 07/03/2006		30,900	30,900

UBS Finance Delaware LLC
5.270% due 07/03/2006		200	200
5.050% due 07/05/2006		1,800	1,800
4.930% due 07/13/2006		28,700	28,661
5.235% due 08/08/2006		2,300	2,288
4.990% due 08/22/2006		1,100	1,092

Westpac Capital Corp.
5.040% due 08/02/2006		28,800	28,679

			584,981

FRANCE TREASURY BILLS 8.4%
2.785% due 10/12/2006	EUR	6,990	95,109

GERMANY TREASURY BILLS 6.5%
2.665% due 08/16/2006		48,340	73,583

TRI-PARTY REPURCHASE AGREEMENT 0.3%
State Street Bank
4.900% due 07/03/2006		$3,075	3,075

(Dated 06/30/2006. Collateralized by Freddie Mac 3.800% due 12/27/2006 valued at $3,137. Repurchase proceeds are $3,076.)

U.S. TREASURY BILLS 0.6%
4.801% due 09/14/2006 (e)(f)(g)		6,565	6,492

Total Short-Term Instruments (Cost $757,577)			763,240

Total Investments (d) 208.5% (Cost $2,337,734)			$2,350,300

Written Options (k) (0.1%) (Premiums $1,008)			(675)

Other Assets and Liabilities (Net) (108.4%)			(1,222,645)

Net Assets 100.0%			$1,126,980

See Accompanying Notes	Semiannual Report	June 30, 2006	11

Schedule of Investments    Real Return Portfolio (Cont.)

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Residual Interest bond.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) As of June 30, 2006, portfolio securities with an aggregate market value of $19,567 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(e) Securities with an aggregate market value of $2,472 have been pledged as collateral for delayed-delivery securities on June 30, 2006.

(f) Securities with an aggregate market value of $742 have been pledged as collateral for swap and swaption contracts on June 30, 2006.

(g) Securities with an aggregate market value of $2,092 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	33	$(38)
90-Day Eurodollar June Futures	Long	06/2007	33	(42)
90-Day Eurodollar March Futures	Long	03/2008	33	(38)
90-Day Eurodollar September Futures	Long	09/2007	33	(40)
Euro-Bund 10-Year Note September Futures	Short	09/2006	162	109
U.S. Treasury 10-Year Note September Futures	Long	09/2006	563	(320)
U.S. Treasury 30-Year Bond September Futures	Short	09/2006	90	45
U.S. Treasury 5-Year Note September Futures	Long	09/2006	215	(145)

				$(469)

(h) Restricted securities as of June 30, 2006:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Pylon Ltd.	4.463%	12/18/2008	12/11/2003	$700	$906	0.08%
Morgan Stanley Warehouse Facilities	4.719%	08/16/2006	06/28/2004	6,200	6,200	0.55%

				$6,900	$7,106	0.63%

(i) Swap agreements outstanding on June 30, 2006:
Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	6-month GBP-LIBOR	Receive	4.250%	06/12/2036	GBP	2,500	$189
J.P. Morgan Chase & Co.	6-month GBP-LIBOR	Pay	5.000%	06/15/2008		5,000	12
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	2,500	(4)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		2,500	(9)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.150%	01/19/2016		15,000	(252)
Goldman Sachs & Co.	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		7,500	626
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		3,700	(9)
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/20/2016		$22,700	281
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008		5,900	(5)
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	06/21/2021		5,400	49
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	12/20/2026		5,700	6
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2008		23,500	(21)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		6,500	78
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		49,500	612
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		3,700	(33)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2036		4,200	38
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2008		30,000	(27)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		100	1
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2036		5,100	46
Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		3,100	(27)
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008		9,000	(8)

							$1,543

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2006 (Unaudited)

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%	06/20/2011	$700	$20
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	1,000	(7)
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	6.400%	06/20/2007	1,500	14
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.250%	09/20/2007	1,300	38
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.600%	06/20/2011	1,000	36

						$101

+ If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(j) Short sales outstanding on June 30, 2006:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Valueà
U.S. Treasury Note	3.625%	05/15/2013	$300	$275	$276
U.S. Treasury Note	4.250%	08/15/2013	4,400	4,216	4,253
U.S. Treasury Note	4.000%	02/15/2014	3,000	2,813	2,836

				$7,304	$7,365

à Market value includes $126 of interest payable on short sales.
(k) Written options outstanding on June 30, 2006:
Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$108.000	08/25/2006	920	$135	$29
Call - CBOT U.S. Treasury 10-Year Note September Futures	107.000	08/25/2006	258	24	24
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	1,178	173	165

				$332	$218

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	5.300%	01/02/2007	$23,000	$120	$95
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Pay	5.900%	01/02/2007	13,000	148	141
Put - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Pay	6.100%	01/02/2007	10,000	66	64
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007	19,000	193	130
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.325%	06/07/2007	4,000	34	27

							$561	$457

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC U.S. dollar versus Japanese Yen	Bank of America	JPY 104.000	07/03/2006	$10,100	$22	$0
Put - OTC U.S. dollar versus Japanese Yen	Bank of America	106.500	07/03/2006	8,100	53	0
Put - OTC U.S. dollar versus Japanese Yen	Credit Suisse First Boston	106.500	07/03/2006	5,400	35	0
Put - OTC U.S. dollar versus Japanese Yen	Goldman Sachs & Co.	104.000	07/03/2006	2,300	5	0

					$115	$0

See Accompanying Notes	Semiannual Report	June 30, 2006	13

Schedule of Investments    Real Return Portfolio (Cont.)

(l) Forward foreign currency contracts outstanding on June 30, 2006:
Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CAD	609	07/2006	$6	$0	$6
Buy	EUR	11,877	07/2006	336	0	336
Sell		6,903	07/2006	0	(68)	(68)
Sell		129,792	08/2006	0	(2,834)	(2,834)
Buy	JPY	625,120	07/2006	0	(3)	(3)
Buy		2,811,673	08/2006	0	(743)	(743)
Buy	PLN	264	09/2006	1	0	1
Buy	RUB	2,255	09/2006	3	0	3
Buy	SKK	2,349	09/2006	2	0	2

				$348	$(3,648)	$(3,300)

14	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	June 30, 2006 (Unaudited)

1.  ORGANIZATION

The Real Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented in these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events when the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income.  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related or asset-backed securities are recorded as components of interest income in the Statement of Operations.

Dividends and Distributions to Shareholders.  Dividends from net investment income, if any, are declared on each day the Portfolio is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year. Most shareholders choose to reinvest their dividends and capital gain distribution in additional shares of the Portfolio.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to

Semiannual Report	June 30, 2006	15

Notes to Financial Statements (Cont.)

paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations.  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Delayed-Delivery Transactions.  The Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Federal Income Taxes.  The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency.  The accounting records of the Portfolio are maintained in U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollar based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
CAD	Canadian Dollar	PLN	Polish Zloty
EUR	Euro	RUB	Russian Ruble
GBP	British Pound	SKK	Slovakian Koruna
JPY	Japanese Yen

Forward Currency Transactions.  The Portfolio may enter into forward currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts.  The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Inflation-Indexed Bonds.  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Loan Participant and Assignments.  The Portfolio may invest in direct debt instruments which are interests in amounts owned by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. Then agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the end of the period, the Portfolio had no unfunded loan commitments.

Options Contracts.  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the

16	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Certain options may be written with premiums to determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements.  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under triparty repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Short Sales.  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability in the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Mortgage-Related and Other Asset-Backed Securities.  The Portfolio may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs are included in interest income in the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income in the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Swap Agreements.  The Portfolio may engage in swap transactions, including, but not limited to, swap agreements on interest rate and credit default to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of a credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for federal income tax purposes is uncertain. Were the Internal Revenue Service in take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for federal income tax purposes, payments received by the Portfolio from such investments might be subject to income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the Portfolio are included as part of realized gain or loss in the Statement of

Semiannual Report	June 30, 2006	17

Notes to Financial Statements (Cont.)

Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

U.S. Government Agencies or Government-Sponsored Enterprises.  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

Guarantees and Indemnifications.  Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

New Accounting Policies.  In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the application of the Interpretation to the Portfolio and will provide additional information in relation to the Interpretation in the Portfolio’s annual financial statements for the year ending December 31, 2006.

3.  FEES, EXPENSES, AND RELATED PARTY TRANSACTIONS

Investment Advisory Fee.  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee.  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee is charged at the annual rate of 0.25%.

Distribution and Servicing Fees.  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

Expenses.  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

For the current period ended June 30, 2006, each unaffiliated Trustee received an annual retainer of $15,000, plus $2,000 for each Board of Trustees quarterly meeting attended, $500 for each Board of Trustees committee meeting attended and $500 for each special board meeting attended, plus reimbursement of related expenses. In addition, each Committee Chair received an additional annual retainer of $500 and each Audit Committee Chair received an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2006 were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$8,549,666	$8,379,973	$$109,598	$27,378

18	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

5.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	# of Contracts	Notional Amount in $	Premium
Balance at 12/31/2005	158	$0	$34
Sales	3,113	94,900	1,241
Closing Buys	(429)	0	(89)
Expirations	(371)	0	(91)
Exercised	(115)	0	(87)
Balance at 06/30/2006	2,356	$94,900	$1,008

6.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2006		Year Ended 12/31/2005
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	160	$1,995	890	$11,510
Administrative Class	16,583	206,303	35,702	460,693
Advisor Class	66	804	0	0
Issued as reinvestment of distributions
Institutional Class	71	880	137	1,759
Administrative Class	1,666	20,703	2,742	35,153
Advisor Class	0	3	0	0
Cost of shares redeemed
Institutional Class	(305)	(3,802)	(349)	(4,483)
Administrative Class	(9,697)	(120,373)	(7,983)	(102,785)
Advisor Class	(10)	(118)	0	0
Net increase resulting from Portfolio share transactions	8,534	$106,395	31,139	$401,847

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	2	95
Administrative Class	4	56*
Advisor Class	2	90

* One of the shareholders, Allianz Life Insurance Co. of North America, is an indirect wholly owned subsidiary of AGI and a related party to the Portfolio.

7.  FEDERAL INCOME TAX MATTERS

As of June 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 15,040	$ (2,474)	$ 12,566

8.  REGULATORY AND LITIGATION MATTERS

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the PIMCO Funds, the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees and employees of the PIMCO Funds, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds themselves against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the PIMCO Funds and Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the

Semiannual Report	June 30, 2006	19

Notes to Financial Statements (Cont.)

Portfolios of the Trust. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the PIMCO Funds have been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

Certain Portfolios of the Trust were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain Portfolios of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain Portfolios of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Portfolios. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolios or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolios.

20	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Administrative

Semiannual Report June 30, 2006

PIMCO

PIMCO Variable Insurance Trust

RealEstateRealReturn Strategy Portfolio

A company of Allianz Global Investors

Share Class Administrative

Semiannual Report June 30, 2006

PIMCO Variable Insurance Trust

RealEstateRealReturn Strategy Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust covering the six-month period ended June 30, 2006.

Highlights of the global bond markets during the six-month period included:

■	Most fixed-income sectors lost ground during the first half of 2006, as concern about accelerating inflation and central bank tightening pushed interest rates higher worldwide. The benchmark Lehman Brothers Aggregate Bond Index (which includes Treasury, Investment-Grade Corporate, and Residential Mortgage-Backed Securities) returned -0.72% for the first six months of the year. On June 30, the benchmark ten-year Treasury yielded 5.14%, 0.75% higher than at the start of the year. The U.S. yield curve remained flat as shorter-maturity yields rose by a comparable amount.

■	The Federal Reserve tightened four times during the reporting period, bringing the Federal Funds Rate to 5.25%. The increase near the end of the period was the Federal Reserve’s 17th consecutive rate hike since the start of its tightening cycle in 2004. The Federal Reserve was not alone, as central banks in Europe, India, and China tightened credit in unison for the first time since 2000. The Bank of Japan, whose zero-interest-rate policy has flooded global markets with liquidity, looked set to reverse this policy in the coming months.

In these pages please find a more complete Portfolio review as it relates to financial-market activities, as well as details about total-return investment performance for the six-month reporting period. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2006

Semiannual Report	June 30, 2006	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the RealEstateRealReturn Strategy Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, non-U.S. investment risk, real estate risk, currency risk, issuer non-diversification risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Examples would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2006 to June 30, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel or litigation expense).

Portfolio Benchmark

Dow Jones Wilshire Real Estate Investment Trust Index, a subset of the Wilshire Real Estate Securities Index (WRESI), is an unmanaged index comprised of US publicly traded Real Estate Investment Trusts. It is not possible to invest in such an unmanaged index.

Semiannual Report	June 30, 2006	3

PIMCO RealEstateRealReturn Strategy Portfolio

Cumulative Returns Through June 30, 2006

             RealEstateRealReturn      Dow Jones Wilshire
              Strategy Portfolio     Real Estate Investment
             Administrative Class          Trust Index
             --------------------    -----------------------
09/30/2005         $10,000                   $10,000
10/31/2005           9,680                     9,785
11/30/2005          10,130                    10,239
12/31/2005          10,210                    10,250
01/31/2006          11,010                    11,048
02/28/2006          11,210                    11,286
03/31/2006          11,364                    11,868
04/30/2006          10,870                    11,417
05/31/2006          10,488                    11,087
06/30/2006          11,032                    11,726

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Sector Breakdown‡

U.S. Treasury Obligations#	50.8%
Short-Term Instruments#	49.2%

‡	% of Total Investments as of June 30, 2006
#	Primarily serving as collateral for real estate-linked derivative positions

Average Annual Total Return for the period ended June 30, 2006
	6 Months*	Since Inception (09/30/05)
PIMCO RealEstateRealReturn Strategy Portfolio Administrative Class	8.05%	10.32%
Dow Jones Wilshire Real Estate Investment Trust Index	14.40%	17.26%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/06)	$1,000.00	$1,000.00
Ending Account Value (06/30/06)	$1,080.50	$1,020.33
Expenses Paid During Period†	$4.64	$4.51

† Expenses are equal to the Portfolio’s Administrative Class annualized expense ratio of 0.89%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the period since the Portfolio’s Administrative Class shares commenced operations on 09/30/05). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for a description of the Portfolio’s benchmark and an explanation of the information presented in the following Expense Example.

Portfolio Insights

»	The PIMCO RealEstateRealReturn Strategy Portfolio seeks to achieve its investment objective by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed-Income Instruments.

»	The Portfolio invested the collateral backing its Real Estate Investment Trusts (“REITs”) derivatives positions primarily in Treasury Inflation-Protected Securities (“TIPS”), implementing a “double real®” strategy. For the six-month period ending June 30, 2006, this was negative for performance, as TIPS underperformed the financing and transaction costs associated with gaining index exposure. This is attributable to short-term instruments such as LIBOR outperforming instruments with longer duration such as TIPS.

»	The Portfolio’s above benchmark duration for most of the period detracted from overall performance, as real yields rose on strong U.S. economic growth. The effective duration of the Fund was 7.62 years on June 30, 2006 compared to a duration of 7.68 years for the benchmark.

»	Exposure to short maturity U.S. nominal bonds for the period detracted significantly from performance due to a substantial flattening of the nominal yield curve.

»	Currency exposure added to performance resulting from a depreciation of the U.S. dollar relative to the Euro and Japanese Yen.

4	PIMCO Variable Insurance Trust

Financial Highlights RealEstateRealReturn Strategy Portfolio

Selected Per Share Data for the Period Ended:	06/30/2006+		09/30/2005-12/31/2005

Administrative Class
Net asset value beginning of period	$ 10.21		$ 10.00
Net investment income (a)	0.19		0.19
Net realized/unrealized gain on investments (a)	0.63		0.02
Total income from investment operations	0.82		0.21
Dividends from net investment income	(0.22)		0.00
Total distributions	(0.22)		0.00
Net asset value end of period	$ 10.81		$ 10.21
Total return	8.05%		2.10%
Net assets end of period (000s)	$ 3,309		$ 3,062
Ratio of expenses to average net assets	0.90	%*(c)	0.89	%*(b)
Ratio of net investment income to average net assets	3.52	%*	7.78	%*
Portfolio turnover rate	703%		163%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 3.83%.

(c) Ratio of expenses to average net assets excluding interest expense is 0.89%.

See Accompanying Notes	Semiannual Report	June 30, 2006	5

Statement of Assets and Liabilities RealEstateRealReturn Strategy Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2006 (Unaudited)

Assets:
Investments, at value	$5,129
Repurchase agreement, at value	1,230
Receivable for investments sold on delayed-delivery basis	254
Interest and dividends receivable	3
Variation margin receivable	1
Swap premiums paid	4
Unrealized appreciation on swap agreements	173
6,794

Liabilities:
Payable for investments purchased on delayed-delivery basis	$3,460
Written options outstanding	1
Accrued investment advisory fee	1
Accrued administration fee	1
Variation margin payable	2
Unrealized depreciation on forward foreign currency contracts	11
Other liabilities	9
3,485

Net Assets	$3,309

Net Assets Consist of:
Paid in capital	$3,064
Undistributed net investment income	99
Accumulated undistributed net realized (loss)	(36)
Net unrealized appreciation	182
$3,309

Net Assets:
Administrative Class	$3,309

Shares Issued and Outstanding:
Administrative Class	306

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Administrative Class	$10.81

Cost of Investments Owned	$5,084
Cost of Repurchase Agreements Owned	$1,230
Premiums Received on Written Options	$1

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations RealEstateRealReturn Strategy Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Interest	$71
Total Income	71

Expenses:
Investment advisory fees	8
Administration fees	4
Servicing fees – Administrative Class	2
Total Expenses	14

Net Investment Income	57

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(154)
Net realized gain on futures contracts, options and swaps	185
Net realized (loss) on foreign currency transactions	(4)
Net change in unrealized (depreciation) on investments	(16)
Net change in unrealized appreciation on futures contracts, options and swaps	170
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	10
Net Gain	191

Net Increase in Net Assets Resulting from Operations	$248

See Accompanying Notes	Semiannual Report	June 30, 2006	7

Statements of Changes in Net Assets RealEstateRealReturn Strategy Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)	Period from September 30, 2005 to December 31, 2005

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$ 57	$ 56
Net realized gain (loss)	27	(13)
Net change in unrealized appreciation	164	19
Net increase resulting from operations	248	62

Distributions to Shareholders:
From net investment income
Administrative Class	(65)	0

Total Distributions	(65)	0

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	0	3,000
Issued as reinvestment of distributions
Administrative Class	64	0
Net increase resulting from Portfolio share transactions	64	3,000

Total Increase in Net Assets	247	3,062

Net Assets:
Beginning of period	3,062	0
End of period *	$ 3,309	$ 3,062

*Including undistributed net investment income of:	$ 99	$ 107

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments RealEstateRealReturn Strategy Portfolio	June 30, 2006 (Unaudited)

		PRINCIPAL
		AMOUNT	VALUE
		(000S)	(000S)

U.S. TREASURY OBLIGATIONS 97.6%
Treasury Inflation Protected Securities (a)
3.500% due 01/15/2011		$116	$122
3.000% due 07/15/2012		450	464
1.875% due 07/15/2015		1,217	1,155
2.375% due 01/15/2025		1,288	1,254
2.000% due 01/15/2026		255	233

Total U.S. Treasury Obligations (Cost $3,203)			3,228

		NOTIONAL AMOUNT (000S)
PURCHASED PUT OPTIONS 0.0%
Treasury Inflation Protected Security (OTC)
1.875% due 07/15/2015
Strike @ $71.000 Exp. 07/24/2006		2,000	0

		# OF CONTRACTS
90-Day Eurodollar September Futures (CME)
Strike @ $90.500 Exp. 09/17/2007		8	0

U.S. Treasury 10-Year Note September Futures (CBOT)
6.000% due 09/20/2006
Strike @ $101.000 Exp. 08/25/2006		4	0

Total Purchased Put Options (Cost $1)			0

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS (f) 94.6%

COMMERCIAL PAPER 39.1%
Fannie Mae
5.190% due 08/04/2006		$500	498

Federal Home Loan Bank
4.986% due 07/26/2006		400	399

Freddie Mac
5.253% due 09/05/2006		400	396

			1,293

FRANCE TREASURY BILLS 16.7%
2.701% due 07/13/2006 -09/28/2006 (b)	EUR	435	553

REPURCHASE AGREEMENTS 37.2%
Credit Suisse First Boston
4.580% due 07/03/2006	$800	$800
(Dated 06/30/2006. Collateralized by U.S. Treasury Notes 4.000% due 06/15/2009 valued at $822. Repurchase proceeds are $800.)

State Street Bank
4.900% due 07/03/2006	430	430
(Dated 06/30/2006. Collateralized by Federal Home Loan Bank 3.750% due 07/02/2023 valued at $439. Repurchase proceeds are $430.)

		1,230

U.S. TREASURY BILLS 1.6%
4.783% due 08/31/2006 -09/14/2006 (b)(c)	55	55

Total Short-Term Instruments (Cost $3,110)		3,131

Total Investments 192.2% (Cost $6,314)		$6,359

Written Options (e) (0.0%) (Premiums $1)		(1)

Other Assets and Liabilities (Net) (92.2%)		(3,049)

Net Assets 100.0%		$3,309

See Accompanying Notes	Semiannual Report	June 30, 2006	9

Schedule of Investments    RealEstateRealReturn Strategy Portfolio (Cont.)

Notes to Schedule of Investments (amounts in thousands, except number of contracts):
(a) Principal amount of security is adjusted for inflation.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) Securities with an aggregate market value of $55 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	2	$(4)
90-Day Eurodollar June Futures	Long	06/2007	2	(4)
90-Day Eurodollar March Futures	Long	03/2007	2	(4)
90-Day Eurodollar September Futures	Long	09/2007	2	(4)
U.S. Treasury 30-Year Bond September Futures	Short	09/2006	4	1

				$(15)

(d) Swap agreements outstanding on June 30, 2006:
Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016	$100,000	$1

Total Return Swaps
Counterparty	Receive Total Return	Pay		Expiration Date	# of Contracts	Unrealized Appreciation
Credit Suisse First Boston	Wilshire REIT Total Return Index	1-month USD-LIBOR plus 0.350%		07/31/2006	1	$172

(e) Written options outstanding on June 30, 2006:
Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$108.000	08/25/2006	1	$0	$0
Call - CBOT U.S. Treasury 10-Year Note September Futures	107.000	08/25/2006	3	0	0
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	4	1	1

				$1	$1

(f) Forward foreign currency contracts outstanding on June 30, 2006:
Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CHF	1	09/2006	$0	$0	$0
Buy	EUR	16	07/2006	0	0	0
Sell		415	08/2006	0	(9)	(9)
Buy	JPY	10,495	08/2006	0	(2)	(2)

				$0	$(11)	$(11)

10	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	June 30, 2006 (Unaudited)

1.  ORGANIZATION

The RealEstateRealReturn Strategy Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company organized as a Delaware business trust on October 3, 1997. The Portfolio offers one class of shares: Administrative. Information presented in these financial statements pertains to the Administrative Class of the Portfolio. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events when the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income.  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related or asset-backed securities are recorded as components of interest income in the Statement of Operations.

Dividends and Distributions to Shareholders.  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year. Most shareholders choose to reinvest their dividends and capital gain distribution in additional shares of the Portfolio.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Semiannual Report	June 30, 2006	11

Notes to Financial Statements (Cont.)

Delayed-Delivery Transactions.  The Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Federal Income Taxes.  The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency.  The accounting records of the Portfolio are maintained in U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollar based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
CHF	Swiss Franc	JPY	Japanese Yen
EUR	Euro

Forward Currency Transactions.  The Portfolio may enter into forward currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts.  The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Inflation-Indexed Bonds.  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Options Contracts.  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Certain options may be written with premiums to determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements.  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession

12	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under triparty repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Swap Agreements.  The Portfolio may engage in swap transactions, including, but not limited to, swap agreements on interest rate and total return to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

U.S. Government Agencies or Government-Sponsored Enterprises.  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

Guarantees and Indemnifications.  Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

New Accounting Policies.  In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the application of the Interpretation to the Portfolio and will provide additional information in relation to the Interpretation in the Portfolio’s annual financial statements for the year ending December 31, 2006.

3.  FEES, EXPENSES, AND RELATED PARTY TRANSACTIONS

Investment Advisory Fee.  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.49%.

Administration Fee.  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee is charged at the annual rate of 0.25%.

Distribution and Servicing Fees.  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

Expenses.  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval

Semiannual Report	June 30, 2006	13

Notes to Financial Statements (Cont.)

by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of organization expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Administrative Class	0.89%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent the Portfolio’s annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows (amounts in thousands):

	12/31/2005	06/30/2006
Amount Available for Reimbursement	$21	$0

For the current period ended June 30, 2006, each unaffiliated Trustee received an annual retainer of $15,000, plus $2,000 for each Board of Trustees quarterly meeting attended, $500 for each Board of Trustees committee meeting attended and $500 for each special board meeting attended, plus reimbursement of related expenses. In addition, each Committee Chair received an additional annual retainer of $500 and each Audit Committee Chair received an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2006 were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$ 24,837	$ 24,406	$ 0	$ 0

5.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	# of Contracts	Premium
Balance at 12/31/2005	2	$1
Sales	10	1
Closing Buys	0	0
Expirations	(4)	(1)
Exercised	0	0
Balance at 06/30/2006	8	$1

6.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2006		Period from 09/30/2005 to 12/31/2005
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	0	$0	300	$3,000
Issued as reinvestment of distributions
Administrative Class	6	64	0	0
Net increase resulting from Portfolio share transactions	6	$64	300	$3,000

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Administrative Class	1	100

7.  FEDERAL INCOME TAX MATTERS

As of June 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 46	$ (1)	$ 45

14	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

8.  REGULATORY AND LITIGATION MATTERS

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the PIMCO Funds, the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees and employees of the PIMCO Funds, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds themselves against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the PIMCO Funds and Allianz Funds including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Portfolios of the Trust. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the PIMCO Funds have been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

Certain Portfolios of the Trust were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain Portfolios of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain Portfolios of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Portfolios. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolios or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolios.

Semiannual Report	June 30, 2006	15

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Administrative

Semiannual Report June 30, 2006

PIMCO

PIMCO Variable Insurance Trust

Short-Term Portfolio

A company of Allianz Global Investors

Share Class Administrative Semiannual Report June 30, 2006 PIMCO Variable Insurance Trust Short-Term Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust covering the six-month period ended June 30, 2006.

Highlights of the global bond markets during the six-month period included:

■	Most fixed-income sectors lost ground during the first half of 2006, as concern about accelerating inflation and central bank tightening pushed interest rates higher worldwide. The benchmark Lehman Brothers Aggregate Bond Index (which includes Treasury, Investment-Grade Corporate, and Residential Mortgage-Backed Securities) returned -0.72% for the first six months of the year. On June 30, the benchmark ten-year Treasury yielded 5.14%, 0.75% higher than at the start of the year. The U.S. yield curve remained flat as shorter-maturity yields rose by a comparable amount.

■	The Federal Reserve tightened four times during the reporting period, bringing the Federal Funds Rate to 5.25%. The increase near the end of the period was the Federal Reserve’s 17th consecutive rate hike since the start of its tightening cycle in 2004. The Federal Reserve was not alone, as central banks in Europe, India, and China tightened credit in unison for the first time since 2000. The Bank of Japan, whose zero-interest-rate policy has flooded global markets with liquidity, looked set to reverse this policy in the coming months.

In these pages please find a more complete Portfolio review as it relates to financial-market activities, as well as details about total-return investment performance for the six-month reporting period. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2006

Semiannual Report	June 30, 2006	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the Short-Term Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, derivatives risk, mortgage risk, non-U.S. investment risk, currency risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Examples would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2006 to June 30, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel or litigation expense).

Portfolio Benchmark

Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-Month Treasury Bill issues. It is not possible to invest directly in the index.

Semiannual Report	June 30, 2006	3

PIMCO Short-Term Portfolio

Cumulative Returns Through June 30, 2006

                    Short-Term Portfolio        Citigroup 3 Month
                    Administrative Class          T-Bill Index
                    --------------------          ------------
    09/30/1999            $10,000                   $10,000
    10/31/1999             10,042                    10,041
    11/30/1999             10,081                    10,081
    12/31/1999             10,132                    10,124
    01/31/2000             10,175                    10,169
    02/29/2000             10,218                    10,212
    03/31/2000             10,267                    10,260
    04/30/2000             10,310                    10,308
    05/31/2000             10,369                    10,359
    06/30/2000             10,426                    10,407
    07/31/2000             10,486                    10,458
    08/31/2000             10,562                    10,509
    09/30/2000             10,632                    10,562
    10/31/2000             10,692                    10,617
    11/30/2000             10,749                    10,671
    12/31/2000             10,782                    10,727
    01/31/2001             10,858                    10,783
    02/28/2001             10,920                    10,829
    03/31/2001             10,965                    10,877
    04/30/2001             10,984                    10,919
    05/31/2001             11,047                    10,959
    06/30/2001             11,066                    10,994
    07/31/2001             11,174                    11,028
    08/31/2001             11,236                    11,062
    09/30/2001             11,328                    11,094
    10/31/2001             11,399                    11,123
    11/30/2001             11,429                    11,146
    12/31/2001             11,478                    11,166
    01/31/2002             11,478                    11,183
    02/28/2002             11,493                    11,198
    03/31/2002             11,498                    11,215
    04/30/2002             11,552                    11,231
    05/31/2002             11,590                    11,248
    06/30/2002             11,613                    11,263
    07/31/2002             11,611                    11,280
    08/31/2002             11,653                    11,296
    09/30/2002             11,673                    11,312
    10/31/2002             11,721                    11,328
    11/30/2002             11,795                    11,342
    12/31/2002             11,825                    11,356
    01/31/2003             11,865                    11,368
    02/28/2003             11,899                    11,378
    03/31/2003             11,931                    11,390
    04/30/2003             11,963                    11,401
    05/31/2003             11,994                    11,412
    06/30/2003             12,007                    11,422
    07/31/2003             11,963                    11,432
    08/31/2003             11,966                    11,442
    09/30/2003             12,025                    11,450
    10/31/2003             12,015                    11,460
    11/30/2003             12,027                    11,468
    12/31/2003             12,067                    11,478
    01/31/2004             12,078                    11,487
    02/29/2004             12,099                    11,495
    03/31/2004             12,110                    11,504
    04/30/2004             12,097                    11,513
    05/31/2004             12,107                    11,522
    06/30/2004             12,105                    11,532
    07/31/2004             12,130                    11,543
    08/31/2004             12,154                    11,555
    09/30/2004             12,167                    11,569
    10/31/2004             12,194                    11,584
    11/30/2004             12,199                    11,601
    12/31/2004             12,224                    11,620
    01/31/2005             12,243                    11,641
    02/28/2005             12,250                    11,661
    03/31/2005             12,273                    11,686
    04/30/2005             12,311                    11,711
    05/31/2005             12,338                    11,739
    06/30/2005             12,366                    11,767
    07/31/2005             12,371                    11,796
    08/31/2005             12,426                    11,828
    09/30/2005             12,435                    11,860
    10/31/2005             12,455                    11,895
    11/30/2005             12,490                    11,931
    12/31/2005             12,532                    11,969
    01/31/2006             12,570                    12,009
    02/28/2006             12,608                    12,047
    03/31/2006             12,630                    12,091
    04/30/2006             12,693                    12,136
    05/31/2006             12,725                    12,184
    06/30/2006             12,748                    12,231

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Sector Breakdown‡

Short-Term Instruments	37.1%
Asset-Backed Securities	23.2%
U.S. Government Agencies	17.3%
Corporate Bonds & Notes	14.7%
Mortgage-Backed Securities	7.2%
Other	0.5%

‡	% of Total Investments as of June 30, 2006

Average Annual Total Return for the period ended June 30, 2006
	6 Months*	1 Year	5 Years	Since Inception (09/30/99)
PIMCO Short-Term Portfolio Administrative Class	1.73%	3.09%	2.87%	3.66%
Citigroup 3-Month Treasury Bill Index	2.19%	3.95%	2.16%	3.03%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/06)	$1,000.00	$1,000.00
Ending Account Value (06/30/06)	$1,017.30	$1,021.82
Expenses Paid During Period†	$3.00	$3.01

† Expenses are equal to the Portfolio’s Administrative Class annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for a description of the Portfolio’s benchmark and an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO Short-Term Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed-Income Instruments of varying maturities.

»	The first half of the year was a difficult environment for the Short-Term strategy as most bonds lagged money market instruments; concern about accelerating inflation and central bank tightening pushed interest rates higher worldwide.

»	U.S. interest rate exposure was the dominant cause of underperformance as Federal Reserve rate hikes totaled 1.00% during the first half of the year.

»	The Portfolio’s curve steepening bias was a negative contributor to performance as the U.S. treasury yield curve flattened in conjunction with increasing rates—three month rates increased approximately 0.90% while intermediate rates only increased about by 0.75%.

»	Broad diversification to higher-yielding bond sectors, including mortgages, corporates, and emerging market securities, helped partially buffer the underperformance associated with rising rates.

»	Asset-backed bonds helped returns amid strong demand for their higher yield relative to money market instruments and for their collateral protection.

»	Long exposure to the Yen and to Euro currency helped performance as both currencies appreciated relative to the U.S. dollar during the first half of the year.

4	PIMCO Variable Insurance Trust

Financial Highlights Short-Term Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2006+	12/31/2005	12/31/2004	12/31/2003	12/31/2002		12/31/2001

Administrative Class
Net asset value beginning of period	$10.05	$10.08	$10.10	$10.08	$10.08		$10.01
Net investment income (a)	0.20	0.28	0.12	0.13	0.28		0.48
Net realized/unrealized gain (loss) on investments (a)	(0.03)	(0.03)	0.01	0.07	0.02		0.15
Total income from investment operations	0.17	0.25	0.13	0.20	0.30		0.63
Dividends from net investment income	(0.20)	(0.28)	(0.13)	(0.17)	(0.29)		(0.52)
Distributions from net realized capital gains	0.00	0.00	(0.02)	(0.01)	(0.01)		(0.04)
Total distributions	(0.20)	(0.28)	(0.15)	(0.18)	(0.30)		(0.56)
Net asset value end of period	$10.02	$10.05	$10.08	$10.10	$10.08		$10.08
Total return	1.73%	2.52%	1.30%	2.05%	3.02%		6.45%
Net assets end of period (000s)	$9,431	$8,186	$8,274	$5,948	$4,340		$1,683
Ratio of expenses to average net assets	0.60%*	0.60%	0.60%	0.60%	0.60	%(d)	0.61	%(b)(c)
Ratio of net investment income to average net assets	4.07%*	2.77%	1.18%	1.33%	2.81%		4.71%
Portfolio turnover rate	46%	154%	251%	199%	60%		94%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Ratio of expenses to average net assets excluding interest expense is 0.60%.

(c) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.62%.

(d) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.61%.

See Accompanying Notes	Semiannual Report	June 30, 2006	5

Statement of Assets and Liabilities Short-Term Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2006 (Unaudited)

Assets:
Investments, at value	$25,050
Cash	3
Foreign currency, at value	493
Receivable for investments sold on delayed-delivery basis	205
Receivable for Portfolio shares sold	179
Interest and dividends receivable	63
Variation margin receivable	4
Swap premiums paid	17
Unrealized appreciation on forward foreign currency contracts	10
Unrealized appreciation on swap agreements	5
26,029

Liabilities:
Payable for investments purchased	$5
Payable for short sales	204
Payable for Portfolio shares redeemed	2
Written options outstanding	5
Accrued investment advisory fee	5
Accrued administration fee	4
Accrued servicing fee	1
Swap premiums received	49
Unrealized depreciation on forward foreign currency contracts	64
Unrealized depreciation on swap agreements	16
355

Net Assets	$25,674

Net Assets Consist of:
Paid in capital	$25,875
Undistributed net investment income	36
Accumulated undistributed net realized (loss)	(56)
Net unrealized (depreciation)	(181)
$25,674

Net Assets:
Institutional Class	$16,243
Administrative Class	9,431

Shares Issued and Outstanding:
Institutional Class	1,622
Administrative Class	942

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$10.02
Administrative Class	10.02

Cost of Investments Owned	$25,085
Cost of Foreign Currency Held	$493
Proceeds Received on Short Sales	$201
Premiums Received on Written Options	$11

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations Short-Term Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Interest	$749
Total Income	749

Expenses:
Investment advisory fees	41
Administration fees	32
Servicing fees – Administrative Class	7
Total Expenses	80

Net Investment Income	669

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	18
Net realized (loss) on futures contracts, options and swaps	(75)
Net realized gain on foreign currency transactions	47
Net change in unrealized (depreciation) on investments	(8)
Net change in unrealized (depreciation) on futures contracts, options and swaps	(56)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(25)
Net (Loss)	(99)

Net Increase in Net Assets Resulting from Operations	$570

See Accompanying Notes	Semiannual Report	June 30, 2006	7

Statements of Changes in Net Assets Short-Term Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$669	$1,099
Net realized gain (loss)	(10)	13
Net change in unrealized (depreciation)	(89)	(123)
Net increase resulting from operations	570	989

Distributions to Shareholders:
From net investment income
Institutional Class	(487)	(891)
Administrative Class	(182)	(218)

Total Distributions	(669)	(1,109)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	16,084	20,119
Administrative Class	3,411	3,074
Issued as reinvestment of distributions
Institutional Class	487	892
Administrative Class	182	218
Cost of shares redeemed
Institutional Class	(32,679)	(13,817)
Administrative Class	(2,317)	(3,355)
Net increase (decrease) resulting from Portfolio share transactions	(14,832)	7,131

Total Increase (Decrease) in Net Assets	(14,931)	7,011

Net Assets:
Beginning of period	40,605	33,594
End of period*	$25,674	$40,605

*Including undistributed net investment income of:	$36	$36

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Short-Term Portfolio	June 30, 2006 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

CORPORATE BONDS & NOTES 14.3%

BANKING & FINANCE 8.9%
Citigroup, Inc.
5.199% due 05/02/2008	$250	$250

Ford Motor Credit Co.
5.510% due 03/13/2007	100	99

General Electric Capital Corp.
5.220% due 05/10/2010	100	100

General Motors Acceptance Corp.
5.968% due 01/16/2007	100	100
6.039% due 03/20/2007	70	70

Goldman Sachs Group, Inc.
5.633% due 10/05/2007	100	100
5.539% due 06/23/2009	200	200

HSBC Finance Corp.
5.200% due 05/10/2007	170	170
5.459% due 09/15/2008	100	100

Lehman Brothers Holdings, Inc.
5.659% due 12/23/2010	100	100

MBNA Europe Funding PLC
5.336% due 09/07/2007	300	300

Mirage Resorts, Inc.
6.750% due 08/01/2007	100	101

Morgan Stanley
5.276% due 02/09/2009	100	100

Rabobank Nederland
5.088% due 01/15/2009	200	200

Riggs Capital Trust
8.875% due 03/15/2027	100	106

Royal Bank of Scotland PLC
5.038% due 04/11/2008	100	100

VTB Capital S.A. for Vneshtorgbank
6.174% due 09/21/2007	100	100

		2,296

INDUSTRIALS 3.7%
Airgas, Inc.
9.125% due 10/01/2011	100	105

ConocoPhillips
5.028% due 04/11/2007	100	100

Constellation Brands, Inc.
8.625% due 08/01/2006	60	60

CSC Holdings, Inc.
7.875% due 12/15/2007	100	102

DaimlerChrysler N.A. Holding Corp.
5.486% due 03/07/2007	50	50

Enterprise Products Operating LP
4.000% due 10/15/2007	30	29

Historic TW, Inc.
8.180% due 08/15/2007	100	103

HJ Heinz Co.
6.428% due 12/01/2008	100	102

Kerr-McGee Corp.
5.875% due 09/15/2006	200	201

Kroger Co.
7.625% due 09/15/2006	100	100

		952

UTILITIES 1.7%
Entergy Gulf States, Inc.
3.600% due 06/01/2008	$100	$96

Ohio Edison Co.
4.000% due 05/01/2008	30	29

Public Service Enterprise Group, Inc.
5.799% due 09/21/2008	100	100

Verizon Global Funding Corp.
5.300% due 08/15/2007	200	200

		425

Total Corporate Bonds & Notes (Cost $3,686)		3,673

U.S. GOVERNMENT AGENCIES 16.9%
Fannie Mae
5.000% due 07/25/2020	177	176
5.111% due 09/07/2006	700	700
5.211% due 03/01/2044	215	216
5.312% due 09/22/2006	1,000	1,000
5.442% due 03/25/2034	70	70
5.472% due 08/25/2034	30	30
5.500% due 11/01/2016	120	118
5.672% due 05/25/2042	32	32
5.842% due 10/01/2031	24	24
6.000% due 06/01/2017	33	33

Freddie Mac
3.500% due 01/15/2013 - 03/15/2022 (b)	250	245
5.211% due 10/25/2044 - 02/25/2045 (b)	1,161	1,161
5.411% due 07/25/2044	238	237
5.500% due 08/15/2030	17	17
5.549% due 06/15/2031	77	77
9.500% due 12/01/2019	20	22

Government National Mortgage Association
5.000% due 02/20/2032	55	55
6.000% due 03/15/2032 - 03/20/2032 (b)	110	110

Total U.S. Government Agencies (Cost $4,338)		4,323

MORTGAGE-BACKED SECURITIES 7.0%
Banc of America Mortgage Securities
6.607% due 07/25/2032	4	4
5.437% due 10/20/2032	5	5

Bear Stearns Adjustable Rate Mortgage Trust
4.666% due 12/25/2033	18	17
4.214% due 01/25/2034	13	13
4.799% due 11/25/2035	259	254

Bear Stearns Alt-A Trust
5.602% due 02/25/2034	12	12

Countrywide Alternative Loan Trust
5.602% due 02/25/2037	194	195
5.417% due 05/20/2046	97	97

Countrywide Home Loan Mortgage Pass-Through Trust
5.662% due 06/25/2035	79	79

CS First Boston Mortgage Securities Corp.
4.954% due 03/25/2032	42	42
5.691% due 05/25/2032	5	5

First Republic Mortgage Loan Trust
5.499% due 08/15/2032	84	84

Greenpoint Mortgage Funding Trust
5.542% due 05/25/2045	159	160

GSR Mortgage Loan Trust
4.541% due 09/25/2035	$88	$86

Harborview Mortgage Loan Trust
5.472% due 05/19/2035	205	205

Mellon Residential Funding Corp.
5.639% due 12/15/2030	31	31

Sequoia Mortgage Funding Co.
0.800% due 10/21/2007 (a)	638	3

Structured Asset Mortgage Investments, Inc.
5.582% due 09/19/2032	26	26
5.542% due 05/25/2036	100	100
5.552% due 05/25/2045	208	209

Washington Mutual, Inc.
5.592% due 12/25/2027	47	47
5.123% due 10/25/2032	4	4
5.543% due 06/25/2042	27	27
5.143% due 02/25/2046	96	95

Total Mortgage-Backed Securities (Cost $1,804)		1,800

ASSET-BACKED SECURITIES 22.6%
AAA Trust
5.422% due 11/26/2035	20	20

ACE Securities Corp.
5.402% due 02/25/2036	156	156

Ameriquest Mortgage Securities, Inc.
5.402% due 03/25/2035	74	74

Argent Securities, Inc.
5.422% due 11/25/2035	163	163
5.462% due 02/25/2036	287	287
5.392% due 05/25/2036	87	87

Bear Stearns Asset-Backed Securities, Inc.
5.652% due 10/25/2032	4	4
5.392% due 12/25/2035	69	69
5.522% due 06/15/2043	5	5

Centex Home Equity
5.432% due 10/25/2035	53	53

Chase Manhattan Auto Owner Trust
4.730% due 03/15/2008	10	10

Countrywide Asset-Backed Certificates
5.802% due 12/25/2031	6	6
5.692% due 05/25/2032	1	1
5.482% due 08/25/2033	156	156
5.492% due 12/25/2035	232	232
5.392% due 02/25/2036	177	177
5.392% due 03/25/2036	93	93
5.392% due 04/25/2036	92	92

CS First Boston Mortgage Securities Corp.
5.672% due 07/25/2032	3	3
5.692% due 08/25/2032	3	3

FBR Securitization Trust
5.432% due 10/25/2035	53	53
5.442% due 10/25/2035	219	219

First Franklin Mortgage Loan Asset-Backed Certificates
5.731% due 03/25/2034	1	1
5.392% due 01/25/2036	84	84
5.412% due 01/25/2036	85	86

First NLC Trust
5.432% due 12/25/2035	258	258
5.442% due 12/31/2036	78	78

See Accompanying Notes	Semiannual Report	June 30, 2006	9

Schedule of Investments Short-Term Portfolio (Cont.)

PRINCIPAL
AMOUNT	VALUE
(000S)	(000S)

Fremont Home Loan Trust
5.412% due 01/25/2036	$251	$251

GSAMP Trust
5.412% due 11/25/2035	81	81
5.442% due 12/25/2035	72	72
5.432% due 01/25/2036	247	247

Home Equity Asset Trust
5.402% due 05/25/2036	87	87

Home Equity Mortgage Trust
5.442% due 07/25/2035	3	3

Irwin Home Equity
5.862% due 07/25/2032	8	8

Long Beach Mortgage Loan Trust
5.412% due 01/25/2036	155	155
5.392% due 03/25/2036	81	81

Mastr Asset-Backed Securities Trust
5.402% due 12/25/2035	85	85

Merrill Lynch Mortgage Investors, Inc.
5.392% due 02/25/2037	86	86

Morgan Stanley Capital I
5.392% due 02/25/2036	85	85

Nelnet Student Loan Trust
5.174% due 08/23/2011	98	98
5.190% due 07/25/2016	100	100

Novastar Home Equity Loan
5.982% due 09/25/2031	3	3

Quest Trust
5.882% due 06/25/2034	15	15

Renaissance Home Equity Loan Trust
5.762% due 08/25/2033	19	20
5.822% due 12/25/2033	92	93
5.682% due 11/25/2034	41	41

Residential Asset Mortgage Products, Inc.
5.482% due 09/25/2013	3	3
5.652% due 12/25/2033	1	1
5.402% due 01/25/2036	72	72
5.161% due 02/25/2036	86	86

Residential Asset Securities Corp.
5.422% due 10/25/2035	188	189
5.402% due 01/25/2036	85	86

Residential Funding Mortgage Securities II, Inc.
5.462% due 09/25/2035	284	285

SACO I, Inc.
5.432% due 12/25/2035	199	199
5.402% due 04/25/2036	70	70

Saxon Asset Securities Trust
5.592% due 01/25/2032	1	1

Soundview Home Equity Loan Trust
5.492% due 04/25/2035	51	51
5.392% due 03/25/2036	79	79
5.392% due 05/25/2036	90	91

Structured Asset Investment Loan Trust
5.412% due 07/25/2035	39	39

Structured Asset Securities Corp.
5.612% due 01/25/2033	4	4

Susquehanna Auto Lease Trust
4.991% due 04/16/2007	60	60

Wachovia Auto Owner Trust
4.820% due 02/20/2009	400	399

Wells Fargo Home Equity Trust
5.492% due 02/25/2018	$7	$7

Total Asset-Backed Securities (Cost $5,800)		5,803

SOVEREIGN ISSUES 0.6%
Russia Government International Bond
10.000% due 06/26/2007	140	146

Total Sovereign Issues (Cost $147)		146

	NOTIONAL AMOUNT (000S)
PURCHASED CALL OPTIONS 0.0%
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 5.080% Exp. 04/19/2007	500	1
Strike @ 5.500% Exp. 06/29/2007	1,000	5
Strike @ 5.130% Exp. 10/25/2006	5,000	1

Total Purchased Call Options (Cost $15)		7

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 36.2%

CERTIFICATES OF DEPOSIT 1.9%
Countrywide Bank N.A.
5.209% due 09/15/2006	500	500

		500

COMMERCIAL PAPER 29.9%
Danske Corp.
5.080% due 08/24/2006	700	695

DNB NORBank ASA
4.960% due 07/17/2006	100	100
5.080% due 08/02/2006	600	597

Fannie Mae
4.809% due 07/05/2006	300	300

Federal Home Loan Bank
5.030% due 07/03/2006	700	700

HBOS Treasury Services PLC
5.055% due 08/17/2006	600	596

ING U.S. Funding LLC
5.230% due 08/03/2006	700	697

Nordea N.A., Inc.
5.090% due 08/24/2006	700	695

Rabobank USA Financial Corp.
5.240% due 07/03/2006	500	500

Societe Generale N.A.
5.055% due 08/15/2006	700	696

Spintab AB
5.120% due 08/01/2006	700	697

Total Captial S.A.
5.270% due 07/03/2006	700	700

UBS Finance Delaware LLC
5.235% due 08/08/2006	700	696

		7,669

FRANCE TREASURY BILL 2.4%
2.667% due 08/24/2006	EUR	480	$612

GERMANY TREASURY BILL 0.1%
2.668% due 08/16/2006		20	25

REPURCHASE AGREEMENT 1.6%
State Street Bank
4.900% due 07/03/2006		$417	417

(Dated 06/30/2006. Collateralized by Freddie Mac 2.750% due 02/09/2007 valued at $428. Repurchase proceeds are $417.)

U.S. TREASURY BILLS 0.3%
4.733% due 08/31/2006 -09/14/2006 (b)(d)		75	75

Total Short-Term Instruments (Cost $9,295)			9,298

Total Investments (c) 97.6% (Cost $25,085)			$25,050

Written Options (f) (0.0%) (Premiums $11)			(5)

Other Assets and Liabilities (Net) 2.4%			629

Net Assets 100.0%			$25,674

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2006 (Unaudited)

Notes to Schedule of Investments (amounts in thousands, except number of contracts):
(a) Interest only security.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) As of June 30, 2006, portfolio securities with an aggregate market value of $197 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(d) Securities with an aggregate market value of $75 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar September Futures	Long	09/2006	62	$(88)

(e) Swap agreements outstanding on June 30, 2006:
Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016	$400	$5
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011	100	(1)
Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011	400	(4)
UBS Warburg LLC	3-month USD-LIBOR	Pay	4.000%	06/21/2007	3,200	(11)

						$(11)

(f) Written options outstanding on June 30, 2006:
Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	$1,000	$4	$1
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007	200	2	1
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	1,100	4	1

							$10	$3

Foreign Currency Options
Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC U.S. dollar versus Japanese Yen	Bank of America	JPY 112.000	07/26/2006	$400	$1	$2

(g) Short sales outstanding on June 30, 2006:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Valueà
U.S. Treasury Note	5.000%	02/15/2011	$200	$201	$204

à Market value includes $4 of interest payable on short sales.

(h) Forward foreign currency contracts outstanding on June 30, 2006:
Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	231	03/2007	$0	$0	$0
Buy	EUR	600	07/2006	5	(2)	3
Sell		602	07/2006	0	(26)	(26)
Sell		76	08/2006	0	(2)	(2)
Sell		802	09/2006	0	(15)	(15)
Buy	JPY	5,300	07/2006	1	0	1
Buy		233,975	08/2006	2	(15)	(13)
Sell		133,830	08/2006	2	(4)	(2)

				$10	$(64)	$(54)

See Accompanying Notes	Semiannual Report	June 30, 2006	11

Notes to Financial Statements

1.  ORGANIZATION

The Short-Term Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented in these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events. When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income.  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related or asset-backed securities are recorded as components of interest income in the Statement of Operations.

Dividends and Distributions to Shareholders.  Dividends from net investment income, if any, are declared on each day the Portfolio is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year. Most shareholders choose to reinvest their dividends and capital gain distribution in additional shares of the Portfolio.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains

12	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations.  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Delayed-Delivery Transactions.  The Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Federal Income Taxes.  The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency.  The accounting records of the Portfolio are maintained in U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollar based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
CNY	Chinese Yuan Renminbi
EUR	Euro
JPY	Japanese Yen

Forward Currency Transactions.  The Portfolio may enter into forward currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts.  The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Guarantees and Indemnifications.  Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

Options Contracts.  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Certain options may be written with premiums to determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. Certain options may be purchase with premiums to determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Semiannual Report	June 30, 2006	13

Notes to Financial Statements (Cont.)

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements.  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Short Sales.  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability in the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Mortgage-Related and Other Asset-Backed Securities.  The Portfolio may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs are included in interest income in the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income in the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Swap Agreements.  The Portfolio may engage in swap transactions, including, but not limited to, swap agreements on interest rate, total return, forward spread-lock and credit default to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

U.S. Government Agencies or Government-Sponsored Enterprises.  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

New Accounting Policies.  In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the application of the Interpretation to the Portfolio and will provide additional information in relation to the Interpretation in the Portfolio’s annual financial statements for the year ending December 31, 2006.

3.  FEES, EXPENSES, AND RELATED PARTY TRANSACTIONS

Investment Advisory Fee.  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

14	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

Administration Fee.  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee is charged at the annual rate of 0.20%.

Distribution and Servicing Fees.  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

Expenses.  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

For the current period ended June 30, 2006, each unaffiliated Trustee received an annual retainer of $15,000, plus $2,000 for each Board of Trustees quarterly meeting attended, $500 for each Board of Trustees committee meeting attended and $500 for each special board meeting attended, plus reimbursement of related expenses. In addition, each Committee Chair received an additional annual retainer of $500 and each Audit Committee Chair received an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2006 were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$ 2,046	$ 4,720	$ 7,331	$ 5,624

5.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	# of Contracts	Notional Amount in $	Premium
Balance at 12/31/2005	48	$3,600	$38
Sales	0	4,700	24
Closing Buys	(8)	(3,100)	(25)
Expirations	(40)	(2,500)	(26)
Exercised	0	0	0
Balance at 06/30/2006	0	$2,700	$11

6.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2006		Year Ended 12/31/2005
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1,602	$16,084	1,998	$20,119
Administrative Class	340	3,411	305	3,074
Issued as reinvestment of distributions
Institutional Class	49	487	89	892
Administrative Class	18	182	22	218
Cost of shares redeemed
Institutional Class	(3,255)	(32,679)	(1,373)	(13,817)
Administrative Class	(231)	(2,317)	(333)	(3,355)
Net increase (decrease) resulting from Portfolio share transactions	(1,477)	$(14,832)	708	$7,131

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	2	97
Administrative Class	4	85

7.  FEDERAL INCOME TAX MATTERS

As of June 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 17	$ (52)	$ (35)

Semiannual Report	June 30, 2006	15

Notes to Financial Statements (Cont.)

8.  REGULATORY AND LITIGATION MATTERS

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the PIMCO Funds, the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees and employees of the PIMCO Funds, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds themselves against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the PIMCO Funds and Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Portfolios of the Trust. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the PIMCO Funds have been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

Certain Portfolios of the Trust were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain Portfolios of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain Portfolios of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Portfolios. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolios or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolios.

16	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class Institutional

Semiannual Report June 30, 2006

PIMCO Variable Insurance Trust

Share Class | Institutional

Semiannual Report June 30, 2006

P I M C O

PIMCO Variable Insurance Trust

Short-Term Portfolio

A company of Allianz Global Investors

Short-Term Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust covering the six-month period ended June 30, 2006.

Highlights of the global bond markets during the six-month period included:

■	Most fixed-income sectors lost ground during the first half of 2006, as concern about accelerating inflation and central bank tightening pushed interest rates higher worldwide. The benchmark Lehman Brothers Aggregate Bond Index (which includes Treasury, Investment-Grade Corporate, and Residential Mortgage-Backed Securities) returned -0.72% for the first six months of the year. On June 30, the benchmark ten-year Treasury yielded 5.14%, 0.75% higher than at the start of the year. The U.S. yield curve remained flat as shorter-maturity yields rose by a comparable amount.

■	The Federal Reserve tightened four times during the reporting period, bringing the Federal Funds Rate to 5.25%. The increase near the end of the period was the Federal Reserve’s 17th consecutive rate hike since the start of its tightening cycle in 2004. The Federal Reserve was not alone, as central banks in Europe, India, and China tightened credit in unison for the first time since 2000. The Bank of Japan, whose zero-interest-rate policy has flooded global markets with liquidity, looked set to reverse this policy in the coming months.

In these pages please find a more complete Portfolio review as it relates to financial-market activities, as well as details about total-return investment performance for the six-month reporting period. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2006

Semiannual Report	June 30, 2006	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the Short-Term Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, derivatives risk, mortgage risk, non-U.S. investment risk, currency risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Examples would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2006 to June 30, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel or litigation expense).

Portfolio Benchmark

Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-Month Treasury Bill issues. It is not possible to invest directly in the index.

Semiannual Report	June 30, 2006	3

PIMCO Short-Term Portfolio

Cumulative Returns Through June 30, 2006

                Short-Term Portfolio
                 Institutional Class         Lipper Money Market Index
                 -------------------         -------------------------
04/30/2000            $10,000                         $10,000
05/31/2000             10,058                          10,049
06/30/2000             10,114                          10,096
07/31/2000             10,174                          10,145
08/31/2000             10,249                          10,195
09/30/2000             10,318                          10,246
10/31/2000             10,377                          10,299
11/30/2000             10,433                          10,352
12/31/2000             10,464                          10,407
01/31/2001             10,539                          10,460
02/28/2001             10,600                          10,505
03/31/2001             10,644                          10,552
04/30/2001             10,664                          10,592
05/31/2001             10,727                          10,631
06/30/2001             10,746                          10,665
07/31/2001             10,852                          10,699
08/31/2001             10,914                          10,731
09/30/2001             11,005                          10,762
10/31/2001             11,075                          10,790
11/30/2001             11,104                          10,813
12/31/2001             11,153                          10,832
01/31/2002             11,155                          10,849
02/28/2002             11,171                          10,864
03/31/2002             11,177                          10,879
04/30/2002             11,230                          10,895
05/31/2002             11,269                          10,911
06/30/2002             11,293                          10,927
07/31/2002             11,292                          10,943
08/31/2002             11,335                          10,958
09/30/2002             11,356                          10,974
10/31/2002             11,404                          10,989
11/30/2002             11,477                          11,003
12/31/2002             11,508                          11,016
01/31/2003             11,548                          11,028
02/28/2003             11,582                          11,038
03/31/2003             11,615                          11,049
04/30/2003             11,648                          11,060
05/31/2003             11,679                          11,071
06/30/2003             11,694                          11,081
07/31/2003             11,652                          11,090
08/31/2003             11,656                          11,099
09/30/2003             11,715                          11,108
10/31/2003             11,707                          11,117
11/30/2003             11,720                          11,126
12/31/2003             11,761                          11,134
01/31/2004             11,773                          11,143
02/29/2004             11,795                          11,151
03/31/2004             11,807                          11,160
04/30/2004             11,796                          11,169
05/31/2004             11,807                          11,178
06/30/2004             11,806                          11,187
07/31/2004             11,832                          11,198
08/31/2004             11,856                          11,210
09/30/2004             11,871                          11,223
10/31/2004             11,899                          11,238
11/30/2004             11,905                          11,254
12/31/2004             11,931                          11,273
01/31/2005             11,951                          11,293
02/28/2005             11,959                          11,313
03/31/2005             11,984                          11,336
04/30/2005             12,022                          11,361
05/31/2005             12,050                          11,388
06/30/2005             12,079                          11,415
07/31/2005             12,085                          11,444
08/31/2005             12,140                          11,474
09/30/2005             12,151                          11,506
10/31/2005             12,172                          11,539
11/30/2005             12,207                          11,574
12/31/2005             12,250                          11,611
01/31/2006             12,289                          11,650
02/28/2006             12,327                          11,687
03/31/2006             12,350                          11,730
04/30/2006             12,414                          11,774
05/31/2006             12,446                          11,820
06/30/2006             12,471                          11,866

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Institutional Class.

Sector Breakdown‡

Short-Term Instruments	37.1%
Asset-Backed Securities	23.2%
U.S. Government Agencies	17.3%
Corporate Bonds & Notes	14.7%
Mortgage-Backed Securities	7.2%
Other	0.5%

‡	% of Total Investments as of June 30, 2006

Average Annual Total Return for the period ended June 30, 2006
	6 Months*	1 Year	5 Years	Since Inception (04/28/00)**
PIMCO Short-Term Portfolio Institutional Class	1.80%	3.24%	3.02%	3.64%
Lipper Money Market Index	2.19%	3.95%	2.16%	2.81%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** The Institutional Class shares commenced operations on 04/28/00. Index comparisons began on 04/30/00.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/06)	$1,000.00	$1,000.00
Ending Account Value (06/30/06)	$1,018.00	$1,022.56
Expenses Paid During Period†	$2.25	$2.26

† Expenses are equal to the Portfolio’s Institutional Class annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for a description of the Portfolio’s benchmark and an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO Short-Term Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed-Income Instruments of varying maturities.

»	The first half of the year was a difficult environment for the Short-Term strategy as most bonds lagged money market instruments; concern about accelerating inflation and central bank tightening pushed interest rates higher worldwide.

»	U.S. interest rate exposure was the dominant cause of underperformance as Federal Reserve rate hikes totaled 1.00% during the first half of the year.

»	The Portfolio’s curve steepening bias was a negative contributor to performance as the U.S. treasury yield curve flattened in conjunction with increasing rates—three month rates increased approximately 0.90% while intermediate rates only increased about by 0.75%.

»	Broad diversification to higher-yielding bond sectors, including mortgages, corporates, and emerging market securities, helped partially buffer the underperformance associated with rising rates.

»	Asset-backed bonds helped returns amid strong demand for their higher yield relative to money market instruments and for their collateral protection.

»	Long exposure to the Yen and to Euro currency helped performance as both currencies appreciated relative to the U.S. dollar during the first half of the year.

4	PIMCO Variable Insurance Trust

Financial Highlights Short-Term Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2006+	12/31/2005	12/31/2004	12/31/2003	12/31/2002	12/31/2001

Institutional Class
Net asset value beginning of period	$10.05	$10.08	$10.10	$10.08	$10.08	$10.01
Net investment income (a)	0.21	0.30	0.14	0.14	0.30	0.53
Net realized/unrealized gain (loss) on investments (a)	(0.03)	(0.03)	—	0.08	0.01	0.12
Total income from investment operations	0.18	0.27	0.14	0.22	0.31	0.65
Dividends from net investment income	(0.21)	(0.30)	(0.14)	(0.19)	(0.30)	(0.54)
Distributions from net realized capital gains	0.00	0.00	(0.02)	(0.01)	(0.01)	(0.04)
Total distributions	(0.21)	(0.30)	(0.16)	(0.20)	(0.31)	(0.58)
Net asset value end of period	$10.02	$10.05	$10.08	$10.10	$10.08	$10.08
Total return	1.80%	2.67%	1.45%	2.20%	3.18%	6.59%
Net assets end of period (000s)	$16,243	$32,419	$25,320	$14,932	$4,893	$4,093
Ratio of expenses to average net assets	0.45%*	0.45%	0.45%	0.45%	0.45%	0.47	%(b)(c)
Ratio of net investment income to average net assets	4.13%*	2.95%	1.34%	1.36%	2.99%	5.27%
Portfolio turnover rate	46%	154%	251%	199%	60%	94%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Ratio of expenses to average net assets excluding interest expense is 0.45%.

(c) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.46%.

See Accompanying Notes	Semiannual Report	June 30, 2006	5

Statement of Assets and Liabilities Short-Term Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2006 (Unaudited)

Assets:
Investments, at value	$25,050
Cash	3
Foreign currency, at value	493
Receivable for investments sold on delayed-delivery basis	205
Receivable for Portfolio shares sold	179
Interest and dividends receivable	63
Variation margin receivable	4
Swap premiums paid	17
Unrealized appreciation on forward foreign currency contracts	10
Unrealized appreciation on swap agreements	5
26,029

Liabilities:
Payable for investments purchased	$5
Payable for short sales	204
Payable for Portfolio shares redeemed	2
Written options outstanding	5
Accrued investment advisory fee	5
Accrued administration fee	4
Accrued servicing fee	1
Swap premiums received	49
Unrealized depreciation on forward foreign currency contracts	64
Unrealized depreciation on swap agreements	16
355

Net Assets	$25,674

Net Assets Consist of:
Paid in capital	$25,875
Undistributed net investment income	36
Accumulated undistributed net realized (loss)	(56)
Net unrealized (depreciation)	(181)
$25,674

Net Assets:
Institutional Class	$16,243
Administrative Class	9,431

Shares Issued and Outstanding:
Institutional Class	1,622
Administrative Class	942

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$10.02
Administrative Class	10.02

Cost of Investments Owned	$25,085
Cost of Foreign Currency Held	$493
Proceeds Received on Short Sales	$201
Premiums Received on Written Options	$11

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations Short-Term Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Interest	$749
Total Income	749

Expenses:
Investment advisory fees	41
Administration fees	32
Servicing fees – Administrative Class	7
Total Expenses	80

Net Investment Income	669

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	18
Net realized (loss) on futures contracts, options and swaps	(75)
Net realized gain on foreign currency transactions	47
Net change in unrealized (depreciation) on investments	(8)
Net change in unrealized (depreciation) on futures contracts, options and swaps	(56)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(25)
Net (Loss)	(99)

Net Increase in Net Assets Resulting from Operations	$570

See Accompanying Notes	Semiannual Report	June 30, 2006	7

Statements of Changes in Net Assets Short-Term Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$669	$1,099
Net realized gain (loss)	(10)	13
Net change in unrealized (depreciation)	(89)	(123)
Net increase resulting from operations	570	989

Distributions to Shareholders:
From net investment income
Institutional Class	(487)	(891)
Administrative Class	(182)	(218)

Total Distributions	(669)	(1,109)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	16,084	20,119
Administrative Class	3,411	3,074
Issued as reinvestment of distributions
Institutional Class	487	892
Administrative Class	182	218
Cost of shares redeemed
Institutional Class	(32,679)	(13,817)
Administrative Class	(2,317)	(3,355)
Net increase (decrease) resulting from Portfolio share transactions	(14,832)	7,131

Total Increase (Decrease) in Net Assets	(14,931)	7,011

Net Assets:
Beginning of period	40,605	33,594
End of period*	$25,674	$40,605

*Including undistributed net investment income of:	$36	$36

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Short-Term Portfolio	June 30, 2006 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

CORPORATE BONDS & NOTES 14.3%

BANKING & FINANCE 8.9%
Citigroup, Inc.
5.199% due 05/02/2008	$250	$250

Ford Motor Credit Co.
5.510% due 03/13/2007	100	99

General Electric Capital Corp.
5.220% due 05/10/2010	100	100

General Motors Acceptance Corp.
5.968% due 01/16/2007	100	100
6.039% due 03/20/2007	70	70

Goldman Sachs Group, Inc.
5.633% due 10/05/2007	100	100
5.539% due 06/23/2009	200	200

HSBC Finance Corp.
5.200% due 05/10/2007	170	170
5.459% due 09/15/2008	100	100

Lehman Brothers Holdings, Inc.
5.659% due 12/23/2010	100	100

MBNA Europe Funding PLC
5.336% due 09/07/2007	300	300

Mirage Resorts, Inc.
6.750% due 08/01/2007	100	101

Morgan Stanley
5.276% due 02/09/2009	100	100

Rabobank Nederland
5.088% due 01/15/2009	200	200

Riggs Capital Trust
8.875% due 03/15/2027	100	106

Royal Bank of Scotland PLC
5.038% due 04/11/2008	100	100

VTB Capital S.A. for Vneshtorgbank
6.174% due 09/21/2007	100	100

		2,296

INDUSTRIALS 3.7%
Airgas, Inc.
9.125% due 10/01/2011	100	105

ConocoPhillips
5.028% due 04/11/2007	100	100

Constellation Brands, Inc.
8.625% due 08/01/2006	60	60

CSC Holdings, Inc.
7.875% due 12/15/2007	100	102

DaimlerChrysler N.A. Holding Corp.
5.486% due 03/07/2007	50	50

Enterprise Products Operating LP
4.000% due 10/15/2007	30	29

Historic TW, Inc.
8.180% due 08/15/2007	100	103

HJ Heinz Co.
6.428% due 12/01/2008	100	102

Kerr-McGee Corp.
5.875% due 09/15/2006	200	201

Kroger Co.
7.625% due 09/15/2006	100	100

		952

UTILITIES 1.7%
Entergy Gulf States, Inc.
3.600% due 06/01/2008	$100	$96

Ohio Edison Co.
4.000% due 05/01/2008	30	29

Public Service Enterprise Group, Inc.
5.799% due 09/21/2008	100	100

Verizon Global Funding Corp.
5.300% due 08/15/2007	200	200

		425

Total Corporate Bonds & Notes (Cost $3,686)		3,673

U.S. GOVERNMENT AGENCIES 16.9%
Fannie Mae
5.000% due 07/25/2020	177	176
5.111% due 09/07/2006	700	700
5.211% due 03/01/2044	215	216
5.312% due 09/22/2006	1,000	1,000
5.442% due 03/25/2034	70	70
5.472% due 08/25/2034	30	30
5.500% due 11/01/2016	120	118
5.672% due 05/25/2042	32	32
5.842% due 10/01/2031	24	24
6.000% due 06/01/2017	33	33

Freddie Mac
3.500% due 01/15/2013 - 03/15/2022 (b)	250	245
5.211% due 10/25/2044 - 02/25/2045 (b)	1,161	1,161
5.411% due 07/25/2044	238	237
5.500% due 08/15/2030	17	17
5.549% due 06/15/2031	77	77
9.500% due 12/01/2019	20	22

Government National Mortgage Association
5.000% due 02/20/2032	55	55
6.000% due 03/15/2032 - 03/20/2032 (b)	110	110

Total U.S. Government Agencies (Cost $4,338)		4,323

MORTGAGE-BACKED SECURITIES 7.0%
Banc of America Mortgage Securities
6.607% due 07/25/2032	4	4
5.437% due 10/20/2032	5	5

Bear Stearns Adjustable Rate Mortgage Trust
4.666% due 12/25/2033	18	17
4.214% due 01/25/2034	13	13
4.799% due 11/25/2035	259	254

Bear Stearns Alt-A Trust
5.602% due 02/25/2034	12	12

Countrywide Alternative Loan Trust
5.602% due 02/25/2037	194	195
5.417% due 05/20/2046	97	97

Countrywide Home Loan Mortgage Pass-Through Trust
5.662% due 06/25/2035	79	79

CS First Boston Mortgage Securities Corp.
4.954% due 03/25/2032	42	42
5.691% due 05/25/2032	5	5

First Republic Mortgage Loan Trust
5.499% due 08/15/2032	84	84

Greenpoint Mortgage Funding Trust
5.542% due 05/25/2045	159	160

GSR Mortgage Loan Trust
4.541% due 09/25/2035	$88	$86

Harborview Mortgage Loan Trust
5.472% due 05/19/2035	205	205

Mellon Residential Funding Corp.
5.639% due 12/15/2030	31	31

Sequoia Mortgage Funding Co.
0.800% due 10/21/2007 (a)	638	3

Structured Asset Mortgage Investments, Inc.
5.582% due 09/19/2032	26	26
5.542% due 05/25/2036	100	100
5.552% due 05/25/2045	208	209

Washington Mutual, Inc.
5.592% due 12/25/2027	47	47
5.123% due 10/25/2032	4	4
5.543% due 06/25/2042	27	27
5.143% due 02/25/2046	96	95

Total Mortgage-Backed Securities (Cost $1,804)		1,800

ASSET-BACKED SECURITIES 22.6%
AAA Trust
5.422% due 11/26/2035	20	20

ACE Securities Corp.
5.402% due 02/25/2036	156	156

Ameriquest Mortgage Securities, Inc.
5.402% due 03/25/2035	74	74

Argent Securities, Inc.
5.422% due 11/25/2035	163	163
5.462% due 02/25/2036	287	287
5.392% due 05/25/2036	87	87

Bear Stearns Asset-Backed Securities, Inc.
5.652% due 10/25/2032	4	4
5.392% due 12/25/2035	69	69
5.522% due 06/15/2043	5	5

Centex Home Equity
5.432% due 10/25/2035	53	53

Chase Manhattan Auto Owner Trust
4.730% due 03/15/2008	10	10

Countrywide Asset-Backed Certificates
5.802% due 12/25/2031	6	6
5.692% due 05/25/2032	1	1
5.482% due 08/25/2033	156	156
5.492% due 12/25/2035	232	232
5.392% due 02/25/2036	177	177
5.392% due 03/25/2036	93	93
5.392% due 04/25/2036	92	92

CS First Boston Mortgage Securities Corp.
5.672% due 07/25/2032	3	3
5.692% due 08/25/2032	3	3

FBR Securitization Trust
5.432% due 10/25/2035	53	53
5.442% due 10/25/2035	219	219

First Franklin Mortgage Loan Asset-Backed Certificates
5.731% due 03/25/2034	1	1
5.392% due 01/25/2036	84	84
5.412% due 01/25/2036	85	86

First NLC Trust
5.432% due 12/25/2035	258	258
5.442% due 12/31/2036	78	78

See Accompanying Notes	Semiannual Report	June 30, 2006	9

Schedule of Investments Short-Term Portfolio (Cont.)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

Fremont Home Loan Trust
5.412% due 01/25/2036	$251	$251

GSAMP Trust
5.412% due 11/25/2035	81	81
5.442% due 12/25/2035	72	72
5.432% due 01/25/2036	247	247

Home Equity Asset Trust
5.402% due 05/25/2036	87	87

Home Equity Mortgage Trust
5.442% due 07/25/2035	3	3

Irwin Home Equity
5.862% due 07/25/2032	8	8

Long Beach Mortgage Loan Trust
5.412% due 01/25/2036	155	155
5.392% due 03/25/2036	81	81

Mastr Asset-Backed Securities Trust
5.402% due 12/25/2035	85	85

Merrill Lynch Mortgage Investors, Inc.
5.392% due 02/25/2037	86	86

Morgan Stanley Capital I
5.392% due 02/25/2036	85	85

Nelnet Student Loan Trust
5.174% due 08/23/2011	98	98
5.190% due 07/25/2016	100	100

Novastar Home Equity Loan
5.982% due 09/25/2031	3	3

Quest Trust
5.882% due 06/25/2034	15	15

Renaissance Home Equity Loan Trust
5.762% due 08/25/2033	19	20
5.822% due 12/25/2033	92	93
5.682% due 11/25/2034	41	41

Residential Asset Mortgage Products, Inc.
5.482% due 09/25/2013	3	3
5.652% due 12/25/2033	1	1
5.402% due 01/25/2036	72	72
5.161% due 02/25/2036	86	86

Residential Asset Securities Corp.
5.422% due 10/25/2035	188	189
5.402% due 01/25/2036	85	86

Residential Funding Mortgage Securities II, Inc.
5.462% due 09/25/2035	284	285

SACO I, Inc.
5.432% due 12/25/2035	199	199
5.402% due 04/25/2036	70	70

Saxon Asset Securities Trust
5.592% due 01/25/2032	1	1

Soundview Home Equity Loan Trust
5.492% due 04/25/2035	51	51
5.392% due 03/25/2036	79	79
5.392% due 05/25/2036	90	91

Structured Asset Investment Loan Trust
5.412% due 07/25/2035	39	39

Structured Asset Securities Corp.
5.612% due 01/25/2033	4	4

Susquehanna Auto Lease Trust
4.991% due 04/16/2007	60	60

Wachovia Auto Owner Trust
4.820% due 02/20/2009	400	399

Wells Fargo Home Equity Trust
5.492% due 02/25/2018	$7	$7

Total Asset-Backed Securities (Cost $5,800)		5,803

SOVEREIGN ISSUES 0.6%
Russia Government International Bond
10.000% due 06/26/2007	140	146

Total Sovereign Issues (Cost $147)		146

	NOTIONAL AMOUNT (000S)
PURCHASED CALL OPTIONS 0.0%
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 5.080% Exp. 04/19/2007	500	1
Strike @ 5.500% Exp. 06/29/2007	1,000	5
Strike @ 5.130% Exp. 10/25/2006	5,000	1

Total Purchased Call Options (Cost $15)		7

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 36.2%

CERTIFICATES OF DEPOSIT 1.9%
Countrywide Bank N.A.
5.209% due 09/15/2006	500	500

		500

COMMERCIAL PAPER 29.9%
Danske Corp.
5.080% due 08/24/2006	700	695

DNB NORBank ASA
4.960% due 07/17/2006	100	100
5.080% due 08/02/2006	600	597

Fannie Mae
4.809% due 07/05/2006	300	300

Federal Home Loan Bank
5.030% due 07/03/2006	700	700

HBOS Treasury Services PLC
5.055% due 08/17/2006	600	596

ING U.S. Funding LLC
5.230% due 08/03/2006	700	697

Nordea N.A., Inc.
5.090% due 08/24/2006	700	695

Rabobank USA Financial Corp.
5.240% due 07/03/2006	500	500

Societe Generale N.A.
5.055% due 08/15/2006	700	696

Spintab AB
5.120% due 08/01/2006	700	697

Total Captial S.A.
5.270% due 07/03/2006	700	700

UBS Finance Delaware LLC
5.235% due 08/08/2006	700	696

		7,669

FRANCE TREASURY BILL 2.4%
2.667% due 08/24/2006	EUR	480	$612

GERMANY TREASURY BILL 0.1%
2.668% due 08/16/2006		20	25

REPURCHASE AGREEMENT 1.6%
State Street Bank
4.900% due 07/03/2006		$417	417

(Dated 06/30/2006. Collateralized by Freddie Mac 2.750% due 02/09/2007 valued at $428. Repurchase proceeds are $417.)

U.S. TREASURY BILLS 0.3%
4.733% due 08/31/2006 -09/14/2006 (b)(d)		75	75

Total Short-Term Instruments (Cost $9,295)			9,298

Total Investments (c) 97.6% (Cost $25,085)			$25,050

Written Options (f) (0.0%) (Premiums $11)			(5)

Other Assets and Liabilities (Net) 2.4%			629

Net Assets 100.0%			$25,674

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2006 (Unaudited)

Notes to Schedule of Investments (amounts in thousands, except number of contracts):
(a) Interest only security.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) As of June 30, 2006, portfolio securities with an aggregate market value of $197 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(d) Securities with an aggregate market value of $75 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar September Futures	Long	09/2006	62	$(88)

(e) Swap agreements outstanding on June 30, 2006:
Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016	$400	$5
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011	100	(1)
Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011	400	(4)
UBS Warburg LLC	3-month USD-LIBOR	Pay	4.000%	06/21/2007	3,200	(11)

						$(11)

(f) Written options outstanding on June 30, 2006:
Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	$1,000	$4	$1
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007	200	2	1
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	1,100	4	1

							$10	$3

Foreign Currency Options
Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC U.S. dollar versus Japanese Yen	Bank of America	JPY 112.000	07/26/2006	$400	$1	$2

(g) Short sales outstanding on June 30, 2006:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Valueà
U.S. Treasury Note	5.000%	02/15/2011	$200	$201	$204

à Market value includes $4 of interest payable on short sales.

(h) Forward foreign currency contracts outstanding on June 30, 2006:
Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	231	03/2007	$0	$0	$0
Buy	EUR	600	07/2006	5	(2)	3
Sell		602	07/2006	0	(26)	(26)
Sell		76	08/2006	0	(2)	(2)
Sell		802	09/2006	0	(15)	(15)
Buy	JPY	5,300	07/2006	1	0	1
Buy		233,975	08/2006	2	(15)	(13)
Sell		133,830	08/2006	2	(4)	(2)

				$10	$(64)	$(54)

See Accompanying Notes	Semiannual Report	June 30, 2006	11

Notes to Financial Statements

1.  ORGANIZATION

The Short-Term Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented in these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events. When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income.  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related or asset-backed securities are recorded as components of interest income in the Statement of Operations.

Dividends and Distributions to Shareholders.  Dividends from net investment income, if any, are declared on each day the Portfolio is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year. Most shareholders choose to reinvest their dividends and capital gain distribution in additional shares of the Portfolio.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains

12	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations.  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Delayed-Delivery Transactions.  The Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Federal Income Taxes.  The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency.  The accounting records of the Portfolio are maintained in U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollar based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
CNY	Chinese Yuan Renminbi
EUR	Euro
JPY	Japanese Yen

Forward Currency Transactions.  The Portfolio may enter into forward currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts.  The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Guarantees and Indemnifications.  Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

Options Contracts.  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Certain options may be written with premiums to determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. Certain options may be purchase with premiums to determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Semiannual Report	June 30, 2006	13

Notes to Financial Statements (Cont.)

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements.  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Short Sales.  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability in the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Mortgage-Related and Other Asset-Backed Securities.  The Portfolio may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs are included in interest income in the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income in the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Swap Agreements.  The Portfolio may engage in swap transactions, including, but not limited to, swap agreements on interest rate, total return, forward spread-lock and credit default to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

U.S. Government Agencies or Government-Sponsored Enterprises.  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

New Accounting Policies.  In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the application of the Interpretation to the Portfolio and will provide additional information in relation to the Interpretation in the Portfolio’s annual financial statements for the year ending December 31, 2006.

3.  FEES, EXPENSES, AND RELATED PARTY TRANSACTIONS

Investment Advisory Fee.  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

14	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

Administration Fee.  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee is charged at the annual rate of 0.20%.

Distribution and Servicing Fees.  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

Expenses.  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

For the current period ended June 30, 2006, each unaffiliated Trustee received an annual retainer of $15,000, plus $2,000 for each Board of Trustees quarterly meeting attended, $500 for each Board of Trustees committee meeting attended and $500 for each special board meeting attended, plus reimbursement of related expenses. In addition, each Committee Chair received an additional annual retainer of $500 and each Audit Committee Chair received an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2006 were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$ 2,046	$ 4,720	$ 7,331	$ 5,624

5.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	# of Contracts	Notional Amount in $	Premium
Balance at 12/31/2005	48	$3,600	$38
Sales	0	4,700	24
Closing Buys	(8)	(3,100)	(25)
Expirations	(40)	(2,500)	(26)
Exercised	0	0	0
Balance at 06/30/2006	0	$2,700	$11

6.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2006		Year Ended 12/31/2005
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1,602	$16,084	1,998	$20,119
Administrative Class	340	3,411	305	3,074
Issued as reinvestment of distributions
Institutional Class	49	487	89	892
Administrative Class	18	182	22	218
Cost of shares redeemed
Institutional Class	(3,255)	(32,679)	(1,373)	(13,817)
Administrative Class	(231)	(2,317)	(333)	(3,355)
Net increase (decrease) resulting from Portfolio share transactions	(1,477)	$(14,832)	708	$7,131

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	2	97
Administrative Class	4	85

7.  FEDERAL INCOME TAX MATTERS

As of June 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 17	$ (52)	$ (35)

Semiannual Report	June 30, 2006	15

Notes to Financial Statements (Cont.)

8.  REGULATORY AND LITIGATION MATTERS

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the PIMCO Funds, the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees and employees of the PIMCO Funds, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds themselves against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the PIMCO Funds and Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Portfolios of the Trust. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the PIMCO Funds have been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

Certain Portfolios of the Trust were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain Portfolios of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain Portfolios of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Portfolios. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolios or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolios.

16	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Administrative

Semiannual Report June 30, 2006

PIMCO

PIMCO Variable Insurance Trust

StocksPLUS® Growth and Income Portfolio

A company of Allianz Global Investors

Share Class Administrative

Semiannual Report June 30, 2006

PIMCO Variable Insurance Trust

StocksPLUS® Growth and Income Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust covering the six-month period ended June 30, 2006.

Highlights of the global bond markets during the six-month period included:

■	Most fixed-income sectors lost ground during the first half of 2006, as concern about accelerating inflation and central bank tightening pushed interest rates higher worldwide. The benchmark Lehman Brothers Aggregate Bond Index (which includes Treasury, Investment-Grade Corporate, and Residential Mortgage-Backed Securities) returned -0.72% for the first six months of the year. On June 30, the benchmark ten-year Treasury yielded 5.14%, 0.75% higher than at the start of the year. The U.S. yield curve remained flat as shorter-maturity yields rose by a comparable amount.

■	The Federal Reserve tightened four times during the reporting period, bringing the Federal Funds Rate to 5.25%. The increase near the end of the period was the Federal Reserve’s 17th consecutive rate hike since the start of its tightening cycle in 2004. The Federal Reserve was not alone, as central banks in Europe, India, and China tightened credit in unison for the first time since 2000. The Bank of Japan, whose zero-interest-rate policy has flooded global markets with liquidity, looked set to reverse this policy in the coming months.

In these pages please find a more complete Portfolio review as it relates to financial-market activities, as well as details about total-return investment performance for the six-month reporting period. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2006

Semiannual Report	June 30, 2006	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the StocksPLUS® Growth and Income Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage risk, non-U.S. investment risk, currency risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Examples would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2006 to June 30, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel or litigation expense).

Portfolio Benchmark

The S&P 500 Index is an unmanaged index generally considered representative of the stock market as a whole. It is not possible to invest directly in the index.

Semiannual Report	June 30, 2006	3

PIMCO StocksPLUS® Growth and Income Portfolio

Cumulative Returns Through June 30, 2006

              StocksPLUS/(R)/ Growth
              and Income Portfolio
              Administrative Class       S&P 500 Index
              ----------------------     -------------
 12/31/1997         $10,000                $10,000
 01/31/1998          10,140                 10,111
 02/28/1998          10,820                 10,840
 03/31/1998          11,370                 11,395
 04/30/1998          11,490                 11,510
 05/31/1998          11,260                 11,312
 06/30/1998          11,701                 11,771
 07/31/1998          11,570                 11,646
 08/31/1998           9,906                  9,962
 09/30/1998          10,669                 10,600
 10/31/1998          11,552                 11,462
 11/30/1998          12,222                 12,157
 12/31/1998          13,011                 12,858
 01/31/1999          13,446                 13,395
 02/28/1999          12,990                 12,979
 03/31/1999          13,541                 13,498
 04/30/1999          14,052                 14,021
 05/31/1999          13,697                 13,690
 06/30/1999          14,493                 14,450
 07/31/1999          14,031                 13,999
 08/31/1999          13,968                 13,929
 09/30/1999          13,663                 13,548
 10/31/1999          14,525                 14,405
 11/30/1999          14,759                 14,698
 12/31/1999          15,594                 15,564
 01/31/2000          14,720                 14,782
 02/29/2000          14,501                 14,502
 03/31/2000          15,844                 15,920
 04/30/2000          15,355                 15,441
 05/31/2000          15,042                 15,125
 06/30/2000          15,398                 15,497
 07/31/2000          15,209                 15,255
 08/31/2000          16,210                 16,203
 09/30/2000          15,351                 15,347
 10/31/2000          15,219                 15,282
 11/30/2000          14,074                 14,077
 12/31/2000          14,113                 14,146
 01/31/2001          14,649                 14,648
 02/28/2001          13,295                 13,313
 03/31/2001          12,450                 12,469
 04/30/2001          13,336                 13,438
 05/31/2001          13,503                 13,528
 06/30/2001          13,178                 13,199
 07/31/2001          13,126                 13,069
 08/31/2001          12,332                 12,251
 09/30/2001          11,338                 11,262
 10/31/2001          11,589                 11,476
 11/30/2001          12,396                 12,357
 12/31/2001          12,499                 12,465
 01/31/2002          12,365                 12,283
 02/28/2002          12,178                 12,046
 03/31/2002          12,603                 12,499
 04/30/2002          11,877                 11,742
 05/31/2002          11,810                 11,655
 06/30/2002          10,948                 10,825
 07/31/2002          10,016                  9,981
 08/31/2002          10,178                 10,047
 09/30/2002           9,078                  8,955
 10/31/2002           9,922                  9,743
 11/30/2002          10,534                 10,316
 12/31/2002           9,972                  9,710
 01/31/2003           9,766                  9,456
 02/28/2003           9,669                  9,314
 03/31/2003           9,776                  9,404
 04/30/2003          10,592                 10,179
 05/31/2003          11,172                 10,715
 06/30/2003          11,300                 10,852
 07/31/2003          11,439                 11,043
 08/31/2003          11,675                 11,259
 09/30/2003          11,601                 11,139
 10/31/2003          12,227                 11,769
 11/30/2003          12,338                 11,873
 12/31/2003          13,001                 12,496
 01/31/2004          13,240                 12,725
 02/29/2004          13,451                 12,902
 03/31/2004          13,251                 12,707
 04/30/2004          12,970                 12,508
 05/31/2004          13,139                 12,679
 06/30/2004          13,382                 12,926
 07/31/2004          12,944                 12,498
 08/31/2004          13,043                 12,549
 09/30/2004          13,166                 12,685
 10/31/2004          13,393                 12,878
 11/30/2004          13,932                 13,399
 12/31/2004          14,407                 13,855
 01/31/2005          14,035                 13,518
 02/28/2005          14,307                 13,802
 03/31/2005          14,037                 13,558
 04/30/2005          13,780                 13,301
 05/31/2005          14,195                 13,724
 06/30/2005          14,191                 13,743
 07/31/2005          14,723                 14,254
 08/31/2005          14,622                 14,124
 09/30/2005          14,691                 14,239
 10/31/2005          14,388                 14,001
 11/30/2005          14,907                 14,531
 12/31/2005          14,909                 14,536
 01/31/2006          15,318                 14,921
 02/28/2006          15,333                 14,961
 03/31/2006          15,483                 15,148
 04/30/2006          15,703                 15,351
 05/31/2006          15,233                 14,909
 06/30/2006          15,187                 14,929

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Sector Breakdown‡

Short-Term Instruments#	44.5%
Corporate Bonds & Notes#	24.9%
U.S. Treasury Obligations#	12.6%
U.S. Government Agencies#	9.8%
Other	8.2%

‡	% of Total Investments as of June 30, 2006
#	Primarily serving as collateral for equity-linked derivative positions

Average Annual Total Return for the period ended June 30, 2006
	6 Months*	1 Year	5 Years	Since Inception (12/31/97)
PIMCO StocksPLUS® Growth and Income Portfolio Administrative Class	1.86%	7.02%	2.88%	5.04%
S&P 500 Index	2.71%	8.63%	2.49%	4.83%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/06)	$1,000.00	$1,000.00
Ending Account Value (06/30/06)	$1,018.60	$1,021.57
Expenses Paid During Period†	$3.25	$3.26

† Expenses are equal to the Portfolio’s Administrative Class annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for a description of the Portfolio’s benchmark and an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO StocksPLUS® Growth and Income Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed-Income Instruments.

»	The first half of the year was a difficult environment for the StocksPLUS® strategy as most bonds lagged money market instruments; concern about accelerating inflation and central bank tightening pushed interest rates higher worldwide.

»	U.S. interest rate exposure was the dominant cause of underperformance as interest rates increased along the yield curve.

»	An emphasis on Eurodollar instruments and other shorter (one year or less) holdings was negative as rate increases were more pronounced in this part of the curve.

»	Broad diversification to higher-yielding bond sectors, including mortgages and limited exposure to corporates and emerging market securities, helped partially buffer the underperformance associated with rising rates.

»	Long exposure to the Yen and Euro currency was positive as both currencies appreciated relative to the U.S. dollar.

4	PIMCO Variable Insurance Trust

Financial Highlights StocksPLUS® Growth and Income Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2006+		12/31/2005	12/31/2004	12/31/2003	12/31/2002		12/31/2001

Administrative Class
Net asset value beginning of period	$10.20		$10.09	$9.26	$7.25	$9.35		$11.05
Net investment income (a)	0.20		0.29	0.13	0.13	0.26		0.50
Net realized/unrealized gain (loss) on investments (a)	(0.01)		0.06	0.86	2.06	(2.14)		(1.78)
Total income (loss) from investment operations	0.19		0.35	0.99	2.19	(1.88)		(1.28)
Dividends from net investment income	(0.19)		(0.24)	(0.16)	(0.18)	(0.22)		(0.42)
Total distributions	(0.19)		(0.24)	(0.16)	(0.18)	(0.22)		(0.42)
Net asset value end of period	$10.20		$10.20	$10.09	$9.26	$7.25		$9.35
Total return	1.86%		3.49%	10.81%	30.38%	(20.22)%		(11.43)%
Net assets end of period (000s)	$79,905		$229,193	$266,851	$267,880	$218,993		$259,926
Ratio of expenses to average net assets	0.60	%*(d)	0.65%	0.65%	0.65%	0.65	%(b)	0.67	%(c)
Ratio of net investment income to average net assets	3.85	%*	2.87%	1.39%	1.54%	3.13%		5.02%
Portfolio turnover rate	57%		264%	249%	134%	192%		547%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.66%.

(c) Ratio of expenses to average net assets excluding interest expense is 0.65%.

(d) Effective October 31, 2005, the advisory fee was reduced to 0.35%.

See Accompanying Notes	Semiannual Report	June 30, 2006	5

Statement of Assets and Liabilities StocksPLUS® Growth and Income Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2006 (Unaudited)

Assets:
Investments, at value	$90,859
Cash	2
Foreign currency, at value	1,741
Receivable for Portfolio shares sold	50
Interest and dividends receivable	444
Variation margin receivable	742
Swap premiums paid	87
Unrealized appreciation on forward foreign currency contracts	172
Unrealized appreciation on swap agreements	139
94,236

Liabilities:
Payable for investments purchased	$4,835
Payable for Portfolio shares redeemed	187
Written options outstanding	1,390
Accrued investment advisory fee	26
Accrued administration fee	8
Accrued servicing fee	12
Variation margin payable	1,017
Swap premiums received	53
Unrealized depreciation on forward foreign currency contracts	636
Unrealized depreciation on swap agreements	5
8,169

Net Assets	$86,067

Net Assets Consist of:
Paid in capital	$141,777
Undistributed net investment income	5,520
Accumulated undistributed net realized (loss)	(59,814)
Net unrealized (depreciation)	(1,416)
$86,067

Net Assets:
Institutional Class	$6,161
Administrative Class	79,905

Shares Issued and Outstanding:
Institutional Class	599
Administrative Class	7,833

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$10.28
Administrative Class	10.20

Cost of Investments Owned	$91,384
Cost of Foreign Currency Held	$1,755
Premiums Received on Written Options	$611

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations StocksPLUS® Growth and Income Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Interest	$4,032
Dividends	57
Miscellaneous income	2
Total Income	4,091

Expenses:
Investment advisory fees	320
Administration fees	91
Servicing fees – Administrative Class	133
Trustees’ fees	1
Total Expenses	545

Net Investment Income	3,546

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(422)
Net realized gain on futures contracts, options and swaps	4,075
Net realized (loss) on foreign currency transactions	(184)
Net change in unrealized appreciation on investments	203
Net change in unrealized appreciation on futures contracts, options and swaps	1,302
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	631
Net Gain	5,605

Net Increase in Net Assets Resulting from Operations	$9,151

See Accompanying Notes	Semiannual Report	June 30, 2006	7

Statements of Changes in Net Assets StocksPLUS® Growth and Income Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$3,546	$7,131
Net realized gain	3,469	11,323
Net change in unrealized appreciation (depreciation)	2,136	(10,541)
Net increase resulting from operations	9,151	7,913

Distributions to Shareholders:
From net investment income
Institutional Class	(111)	(127)
Administrative Class	(2,039)	(5,480)

Total Distributions	(2,150)	(5,607)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	1,207	3,215
Administrative Class	1,775	4,123
Issued as reinvestment of distributions
Institutional Class	111	127
Administrative Class	2,039	5,480
Cost of shares redeemed
Institutional Class	(883)	(1,264)
Administrative Class	(160,111)	(49,470)
Net (decrease) resulting from Portfolio share transactions	(155,862)	(37,789)

Total Decrease in Net Assets	(148,861)	(35,483)

Net Assets:
Beginning of period	234,928	270,411
End of period*	$86,067	$234,928

*Including undistributed net investment income of:	$5,520	$4,124

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments StocksPLUS® Growth and Income Portfolio	June 30, 2006 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

BANK LOAN OBLIGATIONS 1.2%
Georgia-Pacific Corp.
6.979% due 12/20/2012	$45	$46
7.170% due 12/20/2012	190	190
7.300% due 12/20/2012	762	761

Total Bank Loan Obligations (Cost $997)		997

CORPORATE BONDS & NOTES 26.3%

BANKING & FINANCE 13.7%
Bank of America Corp.
5.406% due 06/19/2009	800	800

CIT Group, Inc.
5.000% due 11/24/2008	300	296

Citigroup, Inc.
4.200% due 12/20/2007	2,500	2,452

Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)	1,700	1,122

Export-Import Bank of Korea
5.410% due 11/16/2010	1,900	1,901

Ford Motor Credit Co.
6.374% due 03/21/2007	1,700	1,694
6.320% due 09/28/2007	600	587
4.950% due 01/15/2008	100	94

General Motors Acceptance Corp.
5.968% due 01/16/2007	600	598
6.599% due 09/23/2008	1,500	1,470

HSBC Finance Corp.
6.538% due 11/13/2007	100	101

Royal Bank of Scotland Group PLC
5.424% due 12/21/2007	600	600

Simsbury CLO Ltd.
5.669% due 09/24/2011	123	123

		11,838

INDUSTRIALS 9.8%
El Paso Corp.
7.625% due 08/16/2007	500	508
6.500% due 06/01/2008	1,100	1,097

Electronic Data Systems Corp.
6.334% due 08/17/2006	400	400

HCA, Inc.
7.250% due 05/20/2008	120	122

Host Marriott LP
9.500% due 01/15/2007	25	26

JC Penney Corp., Inc.
7.375% due 08/15/2008	100	103

Mandalay Resort Group
6.500% due 07/31/2009	2,200	2,167

Northwest Pipeline Corp.
6.625% due 12/01/2007	1,372	1,379

Pemex Project Funding Master Trust
5.871% due 12/03/2012	700	699

Southern Natural Gas Co.
6.700% due 10/01/2007	500	503

Transcontinental Gas Pipe Line Corp.
6.348% due 04/15/2008	1,100	1,104

Xerox Corp.
9.750% due 01/15/2009	300	322

		8,430

UTILITIES 2.8%
AT&T, Inc.
4.389% due 06/05/2007	$300	$297

CMS Energy Corp.
9.875% due 10/15/2007	1,300	1,359

Qwest Corp.
8.579% due 06/15/2013	700	744

		2,400

Total Corporate Bonds & Notes (Cost $23,349)		22,668

MUNICIPAL BONDS & NOTES 0.7%
Golden State, California Tobacco Securitization Corporations Revenue Notes, Series 2003
5.000% due 06/01/2021	555	558

Total Municipal Bonds & Notes (Cost $553)		558

U.S. GOVERNMENT AGENCIES 10.3%
Fannie Mae
5.000% due 12/01/2017 - 09/01/2018 (c)	1,104	1,066
5.500% due 07/13/2036	5,000	4,803
6.000% due 04/01/2016 - 11/01/2033 (c)	241	240
8.000% due 05/01/2030 - 09/01/2031 (c)	54	56

Federal Home Loan Bank
0.000% due 02/27/2012	500	436

Freddie Mac
5.500% due 08/15/2030	38	38
6.000% due 07/01/2016 - 05/01/2033 (c)	1,083	1,073
6.500% due 10/25/2043	587	589

Government National Mortgage Association
4.000% due 07/16/2027	155	153
5.125% due 11/20/2029	185	187
5.375% due 02/20/2027	171	171
8.000% due 04/15/2027 - 12/15/2029 (c)	74	79
8.500% due 04/20/2030	3	3

Total U.S. Government Agencies (Cost $9,119)		8,894

U.S. TREASURY OBLIGATIONS 13.3%
Treasury Inflation Protected Securities (b)
3.625% due 01/15/2008 (e)	11,222	11,419

Total U.S. Treasury Obligations (Cost $11,622)		11,419

MORTGAGE-BACKED SECURITIES 2.6%
Banc of America Funding Corp.
4.114% due 05/25/2035	507	489

Banc of America Mortgage Securities
6.500% due 10/25/2031	250	251

Bear Stearns Adjustable Rate Mortgage Trust
5.339% due 02/25/2033	184	183

Countrywide Alternative Loan Trust
6.000% due 10/25/2033	448	431

CS First Boston Mortgage Securities Corp.
5.691% due 05/25/2032	148	147

Impac CMB Trust
5.702% due 10/25/2033	38	38
5.572% due 04/25/2034	212	212

Residential Funding Mortgage Security I
6.500% due 03/25/2032	$257	$256

Structured Asset Mortgage Investments, Inc.
5.602% due 02/25/2035	195	195

Total Mortgage-Backed Securities (Cost $2,264)		2,202

ASSET-BACKED SECURITIES 0.5%
Countrywide Asset-Backed Certificates
5.472% due 05/25/2035	438	439

Total Asset-Backed Securities (Cost $438)		439

SOVEREIGN ISSUES 1.6%
Korea Development Bank
5.469% due 11/22/2012	500	501

Mexico Government International Bond
5.750% due 01/13/2009	900	909

Total Sovereign Issues (Cost $1,400)		1,410

	NOTIONAL AMOUNT (000S)
PURCHASED CALL OPTIONS 0.0%
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 10/04/2006	7,300	0
Strike @ 4.800% Exp. 12/22/2006	7,000	1
Strike @ 5.000% Exp. 03/08/2007	9,000	8
Strike @ 5.080% Exp. 04/19/2007	9,200	13
Strike @ 5.130% Exp. 10/25/2006	16,000	5

Total Purchased Call Options (Cost $171)		27

	# OF CONTRACTS
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $92.000 Exp. 12/18/2006	55	0
Strike @ $92.250 Exp. 12/18/2006	444	3

90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007	354	2

S&P 500 Index September Futures (CME)
Strike @ $550.000 Exp. 09/15/2006	183	0
Strike @ $650.000 Exp. 09/15/2006	68	0

Total Purchased Put Options (Cost $14)		5

	SHARES
PREFERRED STOCK 2.1%
DG Funding Trust
7.210% due 12/31/2049	173	1,826

Total Preferred Stock (Cost $1,823)		1,826

See Accompanying Notes	Semiannual Report	June 30, 2006	9

Schedule of Investments StocksPLUS® Growth and Income Portfolio (Cont.)	June 30, 2006 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INSTRUMENTS (h) 47.0%

CERTIFICATES OF DEPOSIT 3.3%
Barclay Bank PLC
4.485% due 01/29/2007	$1,900	$1,900

Danske Corp.
5.080% due 08/24/2006	900	893

		2,793

COMMERCIAL PAPER 14.0%
Abbey National N.A. LLC
5.100% due 07/05/2006	2,200	2,199

Calyon N.A. Inc.
5.230% due 08/03/2006	1,000	995

Cox Communications, Inc.
4.720% due 07/17/2006	300	300

Fannie Mae
4.958% due 09/13/2006	2,200	2,175

Nordea N.A., Inc.
5.300% due 09/11/2006		$2,300	$2,275

Total Captial S.A.
5.270% due 07/03/2006		2,300	2,300

UBS Finance Delaware LLC
5.270% due 07/03/2006		100	100
5.080% due 08/21/2006		1,700	1,688

			12,032

REPURCHASE AGREEMENT 2.3%
State Street Bank
4.900% due 07/03/2006		1,983	1,983

(Dated 06/30/2006. Collateralized by Freddie Mac 2.750% due 02/09/2007 valued at $2,023. Repurchase proceeds are $1,984.)

FRANCE TREASURY BILLS 5.7%
2.603% due 07/06/2006 - 10/12/2006 (c)	EUR	3,820	4,872

GERMANY TREASURY BILLS 13.6%
2.586% due 07/12/2006 - 08/16/2006 (c)	EUR	9,180	$11,726

U.S. TREASURY BILLS 8.1%
4.722% due 08/31/2006 - 09/14/2006 (c)(e)		$7,065	7,008

Total Short-Term Instruments (Cost $39,634)			40,414

Total Investments (d) 105.6% (Cost $91,384)			$90,859

Written Options (g) (1.6%) (Premiums $611)			(1,390)

Other Assets and Liabilities (Net) (4.0%)			(3,402)

Net Assets 100.0%			$86,067

10	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Security is in default.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) As of June 30, 2006, portfolio securities with an aggregate market value of $559 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(e) Securities with an aggregate market value of $18,426 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	5	$(3)
90-Day Eurodollar December Futures	Long	12/2007	1	(1)
90-Day Eurodollar March Futures	Short	03/2008	41	51
E-mini S&P 500 Index September Futures	Short	09/2006	18	(29)
S&P 500 Index September Futures	Short	09/2006	251	197
U.S. Treasury 2-Year Note September Futures	Long	09/2006	2	(1)
U.S. Treasury 30-Year Bond September Futures	Long	09/2006	90	19

				$233

(f) Swap agreements outstanding on June 30, 2006:
Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.09%	10/15/10	EUR	1000	$(3)
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	2.00%	06/15/12	JPY	62000	(2)
Morgan Stanley Dean Witter & Co.	6-month JPY-LIBOR	Receive	2.00%	06/15/12		260000	10
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.00%	12/20/11		$1700	15
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.00%	12/20/13		2000	23

							$43

June 30, 2006 (Unaudited)

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.77%	06/20/07	$500	$1
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.77%	05/20/07	200	1
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.60%	06/20/07	500	10
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.61%	03/20/07	3000	10
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.87%	04/20/07	600	3

						$25

+ If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will Pay to the buyer of the protection an Amount up to the Notional value of the swap and in certain instances, take delivery of the security. as a buyer of protection, the Portfolio will generally Receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Total Return Swaps
Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Credit Suisse First Boston	S&P 500 Index	1-month USD-LIBOR plus 0.030%	05/15/2007	3,581	$66

(g) Written options outstanding on June 30, 2006:
Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar December Futures	$95.000	12/18/2006	7	$3	$11
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	602	398	1,275
Put - CME 90-Day Eurodollar December Futures	95.500	12/18/2006	15	16	41
Put - CME 90-Day Eurodollar March Futures	94.750	03/19/2007	8	4	8
Put - CME 90-Day Eurodollar September Futures	95.000	09/18/2006	7	4	10

				$425	$1,345

Interest Rate Swaptions
Description	Counterparty	Pay/Receive Floating Rate Index	Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	4.50%	12/20/06	GBP	1,000	$5	$11
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.21%	10/25/06		$3,000	11	3
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.04%	03/08/07		3,000	29	6
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.54%	10/04/06		1,600	19	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	0-month USD-LIBOR	Receive	4.85%	12/22/06		3,000	39	1
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.21%	10/25/06		2,600	12	3
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.54%	10/04/06		2,000	24	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.04%	03/08/07		1,000	11	2
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.22%	04/19/07		4,000	32	18
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.21%	10/25/06		900	4	1

								$186	$45

(h) Forward foreign currency contracts outstanding on June 30, 2006:
Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	1,818	03/2007	$0	$(1)	$(1)
Buy	EUR	9,511	07/2006	170	(9)	161
Sell		22,558	07/2006	0	(550)	(550)
Buy	GBP	308	07/2006	2	0	2
Buy	JPY	253,979	08/2006	0	(76)	(76)
Buy	KRW	122,504	05/2007	0	0	0

				$172	$(636)	$(464)

See Accompanying Notes	Semiannual Report	June 30, 2006	11

Notes to Financial Statements

1.  ORGANIZATION

The StocksPLUS® Growth and Income Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented in these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events. When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income.  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related or asset-backed securities are recorded as components of interest income in the Statement of Operations.

Dividends and Distributions to Shareholders.  Dividends from net investment income, if any, are declared on each day the Portfolio is open for business and are distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year. Most shareholders choose to reinvest their dividends and capital gain distribution in additional shares of the Portfolio.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains

12	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations.  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Federal Income Taxes.  The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency.  The accounting records of the Portfolio are maintained in U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollar based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
CNY	Chinese Yuan Renminbi	JPY	Japanese Yen
EUR	Euro	KRW	South Korean Won
GBP	British Pound

Forward Currency Transactions.  The Portfolio may enter into forward currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts.  The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Inflation-Indexed Bonds.  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Loan Participant and Assignments.  The Portfolio may invest in direct debt instruments which are interests in amounts owned by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. Then agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the end of the period, the Portfolio had no unfunded loan commitments.

Options Contracts.  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Certain options may be written with premiums to determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put

Semiannual Report	June 30, 2006	13

Notes to Financial Statements (Cont.)

options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements.  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Mortgage-Related and Other Asset-Backed Securities.  The Portfolio may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs are included in interest income in the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income in the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Swap Agreements.  The Portfolio may engage in swap transactions, including, but not limited to, swap agreements on interest rate, total return, forward spread-lock and credit default to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of a credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for federal income tax purposes is uncertain. Were the Internal Revenue Service in take the position that a credit default swap or other bullet -type swap is not a “notional principal contract” for federal income tax purposes, payments received by the Portfolio from such investments might be subject to income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

U.S. Government Agencies or Government-Sponsored Enterprises.   Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs.

14	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

Guarantees and Indemnifications.  Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

New Accounting Policies.  In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the application of the Interpretation to the Portfolio and will provide additional information in relation to the Interpretation in the Portfolio’s annual financial statements for the year ending December 31, 2006.

3.  FEES, EXPENSES, AND RELATED PARTY TRANSACTIONS

Investment Advisory Fee.  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.35%.

Administration Fee.  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee is charged at the annual rate of 0.10%.

Distribution and Servicing Fees.  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

Expenses.  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

For the current period ended June 30, 2006, each unaffiliated Trustee received an annual retainer of $15,000, plus $2,000 for each Board of Trustees quarterly meeting attended, $500 for each Board of Trustees committee meeting attended and $500 for each special board meeting attended, plus reimbursement of related expenses. In addition, each Committee Chair received an additional annual retainer of $500 and each Audit Committee Chair received an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2006 were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$39,083	$61,058	$20,963	$62,446

5.  SECURITY TRANSACTIONS WITH AFFILIATED PORTFOLIO

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2006, the Portfolio below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$ 70,214	$ 0

Semiannual Report	June 30, 2006	15

Notes to Financial Statements (Cont.)

6.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	# of Contracts	Notional Amount in $		Notional Amount in GBP	Premium
Balance at 12/31/2005	314	$25,900	GBP	1,300	$490
Sales	967	15,800		0	623
Closing Buys	(15)	(18,500)		0	(210)
Expirations	(627)	(2,100)		(300)	(292)
Exercised	0	0		0	0
Balance at 06/30/2006	639	$22,100	GBP	1,000	$611

7.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2006		Year Ended 12/31/2005
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	114	$1,207	318	$3,215
Administrative Class	168	1,775	414	4,123
Issued as reinvestment of distributions
Institutional Class	11	111	13	127
Administrative Class	199	2,039	543	5,480
Cost of shares redeemed
Institutional Class	(84)	(883)	(124)	(1,264)
Administrative Class	(15,001)	(160,111)	(4,939)	(49,470)
Net decrease resulting from Portfolio share transactions	(14,593)	$(155,862)	(3,775)	$(37,789)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	3	100
Administrative Class	4	85	*

* Allianz Life Insurance Co. of North America, an indirect wholly subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio, and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

8.  FEDERAL INCOME TAX MATTERS

As of June 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 851	$ (3,176)	$ (525)

9.  REGULATORY AND LITIGATION MATTERS

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the PIMCO Funds, the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees and employees of the PIMCO Funds, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds themselves against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote PIMCO Funds and the Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the

16	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

Portfolios of the Trust. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the PIMCO Funds have been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

Certain Portfolios of the Trust were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain Portfolios of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain Portfolios of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Portfolios. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolios or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolios.

Semiannual Report	June 30, 2006	17

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Institutional

Semiannual Report June 30, 2006

PIMCO

PIMCO Variable Insurance Trust

StocksPLUS® Growth and Income Portfolio

A company of Allianz Global Investors

Share Class Institutional

Semiannual Report June 30, 2006

PIMCO Variable Insurance Trust

StocksPLUS® Growth and Income Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust covering the six-month period ended June 30, 2006.

Highlights of the global bond markets during the six-month period included:

■	Most fixed-income sectors lost ground during the first half of 2006, as concern about accelerating inflation and central bank tightening pushed interest rates higher worldwide. The benchmark Lehman Brothers Aggregate Bond Index (which includes Treasury, Investment-Grade Corporate, and Residential Mortgage-Backed Securities) returned -0.72% for the first six months of the year. On June 30, the benchmark ten-year Treasury yielded 5.14%, 0.75% higher than at the start of the year. The U.S. yield curve remained flat as shorter-maturity yields rose by a comparable amount.

■	The Federal Reserve tightened four times during the reporting period, bringing the Federal Funds Rate to 5.25%. The increase near the end of the period was the Federal Reserve’s 17th consecutive rate hike since the start of its tightening cycle in 2004. The Federal Reserve was not alone, as central banks in Europe, India, and China tightened credit in unison for the first time since 2000. The Bank of Japan, whose zero-interest-rate policy has flooded global markets with liquidity, looked set to reverse this policy in the coming months.

In these pages please find a more complete Portfolio review as it relates to financial-market activities, as well as details about total-return investment performance for the six-month reporting period. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2006

Semiannual Report	June 30, 2006	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the StocksPLUS® Growth and Income Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage risk, non-U.S. investment risk, currency risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Examples would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2006 to June 30, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel or litigation expense).

Portfolio Benchmark

The S&P 500 Index is an unmanaged index generally considered representative of the stock market as a whole. It is not possible to invest directly in the index.

Semiannual Report	June 30, 2006	3

PIMCO StocksPLUS® Growth and Income Portfolio

Cumulative Returns Through June 30, 2006

                StocksPLUS/(R)/ Growth and Income
                 Portfolio Institutional Class           S&P 500 Index
                ---------------------------------        -------------
04/30/2000                $10,000                           $10,000
05/31/2000                  9,803                             9,795
06/30/2000                 10,038                            10,036
07/31/2000                  9,907                             9,879
08/31/2000                 10,567                            10,493
09/30/2000                 10,012                             9,939
10/31/2000                  9,927                             9,897
11/30/2000                  9,179                             9,117
12/31/2000                  9,209                             9,161
01/31/2001                  9,559                             9,486
02/28/2001                  8,676                             8,621
03/31/2001                  8,126                             8,075
04/30/2001                  8,709                             8,703
05/31/2001                  8,817                             8,761
06/30/2001                  8,605                             8,548
07/31/2001                  8,571                             8,464
08/31/2001                  8,052                             7,934
09/30/2001                  7,403                             7,293
10/31/2001                  7,567                             7,432
11/30/2001                  8,103                             8,002
12/31/2001                  8,170                             8,072
01/31/2002                  8,083                             7,955
02/28/2002                  7,961                             7,801
03/31/2002                  8,238                             8,095
04/30/2002                  7,764                             7,604
05/31/2002                  7,720                             7,548
06/30/2002                  7,158                             7,010
07/31/2002                  6,549                             6,464
08/31/2002                  6,664                             6,507
09/30/2002                  5,946                             5,799
10/31/2002                  6,488                             6,310
11/30/2002                  6,888                             6,681
12/31/2002                  6,530                             6,288
01/31/2003                  6,386                             6,124
02/28/2003                  6,323                             6,032
03/31/2003                  6,402                             6,090
04/30/2003                  6,934                             6,592
05/31/2003                  7,314                             6,939
06/30/2003                  7,397                             7,028
07/31/2003                  7,488                             7,152
08/31/2003                  7,651                             7,291
09/30/2003                  7,603                             7,214
10/31/2003                  8,011                             7,622
11/30/2003                  8,084                             7,689
12/31/2003                  8,517                             8,092
01/31/2004                  8,673                             8,241
02/29/2004                  8,820                             8,355
03/31/2004                  8,690                             8,229
04/30/2004                  8,506                             8,100
05/31/2004                  8,616                             8,211
06/30/2004                  8,775                             8,371
07/31/2004                  8,489                             8,094
08/31/2004                  8,554                             8,127
09/30/2004                  8,634                             8,215
10/31/2004                  8,792                             8,340
11/30/2004                  9,143                             8,678
12/31/2004                  9,453                             8,973
01/31/2005                  9,211                             8,754
02/28/2005                  9,397                             8,938
03/31/2005                  9,212                             8,780
04/30/2005                  9,044                             8,614
05/31/2005                  9,325                             8,888
06/30/2005                  9,322                             8,900
07/31/2005                  9,669                             9,231
08/31/2005                  9,604                             9,147
09/30/2005                  9,649                             9,221
10/31/2005                  9,460                             9,067
11/30/2005                  9,799                             9,410
12/31/2005                  9,801                             9,414
01/31/2006                 10,068                             9,663
02/28/2006                 10,078                             9,689
03/31/2006                 10,175                             9,810
04/30/2006                 10,329                             9,941
05/31/2006                 10,032                             9,655
06/30/2006                  9,994                             9,668

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Institutional Class.

Sector Breakdown‡

Short-Term Instruments	44.5%
Corporate Bonds & Notes	24.9%
U.S. Treasury Obligations	12.6%
U.S. Government Agencies	9.8%
Other	8.2%

‡	% of Total Investments as of June 30, 2006

Average Annual Total Return for the period ended June 30, 2006
	6 Months*	1 Year	5 Years	Since Inception (04/28/00)**
PIMCO StocksPLUS® Growth and Income Portfolio Institutional Class	1.97%	7.20%	3.04%	-0.01%
S&P 500 Index	2.71%	8.63%	2.49%	-0.55%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** The Institutional Class shares commenced operations on 04/28/00. Index comparisons began on 04/30/00.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/06)	$1,000.00	$1,000.00
Ending Account Value (06/30/06)	$1,019.70	$1,022.56
Expenses Paid During Period†	$2.25	$2.26

† Expenses are equal to the Portfolio’s Institutional Class annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses

Please refer to page 3 herein for a description of the Portfolio’s benchmark and an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO StocksPLUS® Growth and Income Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed-Income Instruments.

»	The first half of the year was a difficult environment for the StocksPLUS® strategy as most bonds lagged money market instruments; concern about accelerating inflation and central bank tightening pushed interest rates higher worldwide.

»	U.S. interest rate exposure was the dominant cause of underperformance as interest rates increased along the yield curve.

»	An emphasis on Eurodollar instruments and other shorter (one year or less) holdings was negative as rate increases were more pronounced in this part of the curve.

»	Broad diversification to higher-yielding bond sectors, including mortgages and limited exposure to corporates and emerging market securities, helped partially buffer the underperformance associated with rising rates.

»	Long exposure to the Yen and Euro currency was positive as both currencies appreciated relative to the U.S. dollar.

4	PIMCO Variable Insurance Trust

Financial Highlights StocksPLUS® Growth and Income Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2006+		12/31/2005	12/31/2004	12/31/2003	12/31/2002		12/31/2001

Institutional Class
Net asset value beginning of period	$10.27		$10.14	$9.29	$7.27	$9.36		$11.05
Net investment income (a)	0.22		0.31	0.15	0.14	0.26		0.49
Net realized/unrealized gain (loss) on investments (a)	(0.02)		0.06	0.86	2.06	(2.13)		(1.75)
Total income (loss) from investment operations	0.20		0.37	1.01	2.20	(1.87)		(1.26)
Dividends from net investment income	(0.19)		(0.24)	(0.16)	(0.18)	(0.22)		(0.43)
Total distributions	(0.19)		(0.24)	(0.16)	(0.18)	(0.22)		(0.43)
Net asset value end of period	$10.28		$10.27	$10.14	$9.29	$7.27		$9.36
Total return	1.97%		3.68%	10.99%	30.44%	(20.08)%		(11.28)%
Net assets end of period (000s)	$6,161		$5,735	$3,560	$2,203	$786		$187
Ratio of expenses to average net assets	0.45	%*(e)	0.50%	0.50%	0.50%	0.50	%(d)	0.52	%(b)(c)
Ratio of net investment income to average net assets	4.15	%*	3.12%	1.55%	1.65%	3.28%		4.98%
Portfolio turnover rate	57%		264%	249%	134%	192%		547%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Ratio of expenses to average net assets excluding interest expense is 0.50%.

(c) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.53%.

(d) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.51%.

(e) Effective October 31, 2005, the advisory fee was reduced to 0.35%.

See Accompanying Notes	Semiannual Report	June 30, 2006	5

Statement of Assets and Liabilities StocksPLUS® Growth and Income Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2006 (Unaudited)

Assets:
Investments, at value	$90,859
Cash	2
Foreign currency, at value	1,741
Receivable for Portfolio shares sold	50
Interest and dividends receivable	444
Variation margin receivable	742
Swap premiums paid	87
Unrealized appreciation on forward foreign currency contracts	172
Unrealized appreciation on swap agreements	139
94,236

Liabilities:
Payable for investments purchased	$4,835
Payable for Portfolio shares redeemed	187
Written options outstanding	1,390
Accrued investment advisory fee	26
Accrued administration fee	8
Accrued servicing fee	12
Variation margin payable	1,017
Swap premiums received	53
Unrealized depreciation on forward foreign currency contracts	636
Unrealized depreciation on swap agreements	5
8,169

Net Assets	$86,067

Net Assets Consist of:
Paid in capital	$141,777
Undistributed net investment income	5,520
Accumulated undistributed net realized (loss)	(59,814)
Net unrealized (depreciation)	(1,416)
$86,067

Net Assets:
Institutional Class	$6,161
Administrative Class	79,905

Shares Issued and Outstanding:
Institutional Class	599
Administrative Class	7,833

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$10.28
Administrative Class	10.20

Cost of Investments Owned	$91,384
Cost of Foreign Currency Held	$1,755
Premiums Received on Written Options	$611

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations StocksPLUS® Growth and Income Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Interest	$4,032
Dividends	57
Miscellaneous income	2
Total Income	4,091

Expenses:
Investment advisory fees	320
Administration fees	91
Servicing fees – Administrative Class	133
Trustees’ fees	1
Total Expenses	545

Net Investment Income	3,546

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(422)
Net realized gain on futures contracts, options and swaps	4,075
Net realized (loss) on foreign currency transactions	(184)
Net change in unrealized appreciation on investments	203
Net change in unrealized appreciation on futures contracts, options and swaps	1,302
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	631
Net Gain	5,605

Net Increase in Net Assets Resulting from Operations	$9,151

See Accompanying Notes	Semiannual Report	June 30, 2006	7

Statements of Changes in Net Assets StocksPLUS® Growth and Income Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$3,546	$7,131
Net realized gain	3,469	11,323
Net change in unrealized appreciation (depreciation)	2,136	(10,541)
Net increase resulting from operations	9,151	7,913

Distributions to Shareholders:
From net investment income
Institutional Class	(111)	(127)
Administrative Class	(2,039)	(5,480)

Total Distributions	(2,150)	(5,607)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	1,207	3,215
Administrative Class	1,775	4,123
Issued as reinvestment of distributions
Institutional Class	111	127
Administrative Class	2,039	5,480
Cost of shares redeemed
Institutional Class	(883)	(1,264)
Administrative Class	(160,111)	(49,470)
Net (decrease) resulting from Portfolio share transactions	(155,862)	(37,789)

Total Decrease in Net Assets	(148,861)	(35,483)

Net Assets:
Beginning of period	234,928	270,411
End of period*	$86,067	$234,928

*Including undistributed net investment income of:	$5,520	$4,124

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments StocksPLUS® Growth and Income Portfolio	June 30, 2006 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

BANK LOAN OBLIGATIONS 1.2%
Georgia-Pacific Corp.
6.979% due 12/20/2012	$45	$46
7.170% due 12/20/2012	190	190
7.300% due 12/20/2012	762	761

Total Bank Loan Obligations (Cost $997)		997

CORPORATE BONDS & NOTES 26.3%

BANKING & FINANCE 13.7%
Bank of America Corp.
5.406% due 06/19/2009	800	800

CIT Group, Inc.
5.000% due 11/24/2008	300	296

Citigroup, Inc.
4.200% due 12/20/2007	2,500	2,452

Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)	1,700	1,122

Export-Import Bank of Korea
5.410% due 11/16/2010	1,900	1,901

Ford Motor Credit Co.
6.374% due 03/21/2007	1,700	1,694
6.320% due 09/28/2007	600	587
4.950% due 01/15/2008	100	94

General Motors Acceptance Corp.
5.968% due 01/16/2007	600	598
6.599% due 09/23/2008	1,500	1,470

HSBC Finance Corp.
6.538% due 11/13/2007	100	101

Royal Bank of Scotland Group PLC
5.424% due 12/21/2007	600	600

Simsbury CLO Ltd.
5.669% due 09/24/2011	123	123

		11,838

INDUSTRIALS 9.8%
El Paso Corp.
7.625% due 08/16/2007	500	508
6.500% due 06/01/2008	1,100	1,097

Electronic Data Systems Corp.
6.334% due 08/17/2006	400	400

HCA, Inc.
7.250% due 05/20/2008	120	122

Host Marriott LP
9.500% due 01/15/2007	25	26

JC Penney Corp., Inc.
7.375% due 08/15/2008	100	103

Mandalay Resort Group
6.500% due 07/31/2009	2,200	2,167

Northwest Pipeline Corp.
6.625% due 12/01/2007	1,372	1,379

Pemex Project Funding Master Trust
5.871% due 12/03/2012	700	699

Southern Natural Gas Co.
6.700% due 10/01/2007	500	503

Transcontinental Gas Pipe Line Corp.
6.348% due 04/15/2008	1,100	1,104

Xerox Corp.
9.750% due 01/15/2009	300	322

		8,430

UTILITIES 2.8%
AT&T, Inc.
4.389% due 06/05/2007	$300	$297

CMS Energy Corp.
9.875% due 10/15/2007	1,300	1,359

Qwest Corp.
8.579% due 06/15/2013	700	744

		2,400

Total Corporate Bonds & Notes (Cost $23,349)		22,668

MUNICIPAL BONDS & NOTES 0.7%
Golden State, California Tobacco Securitization Corporations Revenue Notes, Series 2003
5.000% due 06/01/2021	555	558

Total Municipal Bonds & Notes (Cost $553)		558

U.S. GOVERNMENT AGENCIES 10.3%
Fannie Mae
5.000% due 12/01/2017 - 09/01/2018 (c)	1,104	1,066
5.500% due 07/13/2036	5,000	4,803
6.000% due 04/01/2016 - 11/01/2033 (c)	241	240
8.000% due 05/01/2030 - 09/01/2031 (c)	54	56

Federal Home Loan Bank
0.000% due 02/27/2012	500	436

Freddie Mac
5.500% due 08/15/2030	38	38
6.000% due 07/01/2016 - 05/01/2033 (c)	1,083	1,073
6.500% due 10/25/2043	587	589

Government National Mortgage Association
4.000% due 07/16/2027	155	153
5.125% due 11/20/2029	185	187
5.375% due 02/20/2027	171	171
8.000% due 04/15/2027 - 12/15/2029 (c)	74	79
8.500% due 04/20/2030	3	3

Total U.S. Government Agencies (Cost $9,119)		8,894

U.S. TREASURY OBLIGATIONS 13.3%
Treasury Inflation Protected Securities (b)
3.625% due 01/15/2008 (e)	11,222	11,419

Total U.S. Treasury Obligations (Cost $11,622)		11,419

MORTGAGE-BACKED SECURITIES 2.6%
Banc of America Funding Corp.
4.114% due 05/25/2035	507	489

Banc of America Mortgage Securities
6.500% due 10/25/2031	250	251

Bear Stearns Adjustable Rate Mortgage Trust
5.339% due 02/25/2033	184	183

Countrywide Alternative Loan Trust
6.000% due 10/25/2033	448	431

CS First Boston Mortgage Securities Corp.
5.691% due 05/25/2032	148	147

Impac CMB Trust
5.702% due 10/25/2033	38	38
5.572% due 04/25/2034	212	212

Residential Funding Mortgage Security I
6.500% due 03/25/2032	$257	$256

Structured Asset Mortgage Investments, Inc.
5.602% due 02/25/2035	195	195

Total Mortgage-Backed Securities (Cost $2,264)		2,202

ASSET-BACKED SECURITIES 0.5%
Countrywide Asset-Backed Certificates
5.472% due 05/25/2035	438	439

Total Asset-Backed Securities (Cost $438)		439

SOVEREIGN ISSUES 1.6%
Korea Development Bank
5.469% due 11/22/2012	500	501

Mexico Government International Bond
5.750% due 01/13/2009	900	909

Total Sovereign Issues (Cost $1,400)		1,410

	NOTIONAL AMOUNT (000S)
PURCHASED CALL OPTIONS 0.0%
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 10/04/2006	7,300	0
Strike @ 4.800% Exp. 12/22/2006	7,000	1
Strike @ 5.000% Exp. 03/08/2007	9,000	8
Strike @ 5.080% Exp. 04/19/2007	9,200	13
Strike @ 5.130% Exp. 10/25/2006	16,000	5

Total Purchased Call Options (Cost $171)		27

	# OF CONTRACTS
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $92.000 Exp. 12/18/2006	55	0
Strike @ $92.250 Exp. 12/18/2006	444	3

90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007	354	2

S&P 500 Index September Futures (CME)
Strike @ $550.000 Exp. 09/15/2006	183	0
Strike @ $650.000 Exp. 09/15/2006	68	0

Total Purchased Put Options (Cost $14)		5

	SHARES
PREFERRED STOCK 2.1%
DG Funding Trust
7.210% due 12/31/2049	173	1,826

Total Preferred Stock (Cost $1,823)		1,826

See Accompanying Notes	Semiannual Report	June 30, 2006	9

Schedule of Investments StocksPLUS® Growth and Income Portfolio (Cont.)	June 30, 2006 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

SHORT-TERM INSTRUMENTS (h) 47.0%

CERTIFICATES OF DEPOSIT 3.3%
Barclay Bank PLC
4.485% due 01/29/2007	$1,900	$1,900

Danske Corp.
5.080% due 08/24/2006	900	893

		2,793

COMMERCIAL PAPER 14.0%
Abbey National N.A. LLC
5.100% due 07/05/2006	2,200	2,199

Calyon N.A. Inc.
5.230% due 08/03/2006	1,000	995

Cox Communications, Inc.
4.720% due 07/17/2006	300	300

Fannie Mae
4.958% due 09/13/2006	2,200	2,175

Nordea N.A., Inc.
5.300% due 09/11/2006		$2,300	$2,275

Total Captial S.A.
5.270% due 07/03/2006		2,300	2,300

UBS Finance Delaware LLC
5.270% due 07/03/2006		100	100
5.080% due 08/21/2006		1,700	1,688

			12,032

REPURCHASE AGREEMENT 2.3%
State Street Bank
4.900% due 07/03/2006		1,983	1,983

(Dated 06/30/2006. Collateralized by Freddie Mac 2.750% due 02/09/2007 valued at $2,023. Repurchase proceeds are $1,984.)

FRANCE TREASURY BILLS 5.7%
2.603% due 07/06/2006 - 10/12/2006 (c)	EUR	3,820	4,872

GERMANY TREASURY BILLS 13.6%
2.586% due 07/12/2006 - 08/16/2006 (c)	EUR	9,180	$11,726

U.S. TREASURY BILLS 8.1%
4.722% due 08/31/2006 - 09/14/2006 (c)(e)		$7,065	7,008

Total Short-Term Instruments (Cost $39,634)			40,414

Total Investments (d) 105.6% (Cost $91,384)			$90,859

Written Options (g) (1.6%) (Premiums $611)			(1,390)

Other Assets and Liabilities (Net) (4.0%)			(3,402)

Net Assets 100.0%			$86,067

10	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Security is in default.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) As of June 30, 2006, portfolio securities with an aggregate market value of $559 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(e) Securities with an aggregate market value of $18,426 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	5	$(3)
90-Day Eurodollar December Futures	Long	12/2007	1	(1)
90-Day Eurodollar March Futures	Short	03/2008	41	51
E-mini S&P 500 Index September Futures	Short	09/2006	18	(29)
S&P 500 Index September Futures	Short	09/2006	251	197
U.S. Treasury 2-Year Note September Futures	Long	09/2006	2	(1)
U.S. Treasury 30-Year Bond September Futures	Long	09/2006	90	19

				$233

(f) Swap agreements outstanding on June 30, 2006:
Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.09%	10/15/10	EUR	1000	$(3)
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	2.00%	06/15/12	JPY	62000	(2)
Morgan Stanley Dean Witter & Co.	6-month JPY-LIBOR	Receive	2.00%	06/15/12		260000	10
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.00%	12/20/11		$1700	15
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.00%	12/20/13		2000	23

							$43

June 30, 2006 (Unaudited)

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.77%	06/20/07	$500	$1
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.77%	05/20/07	200	1
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.60%	06/20/07	500	10
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.61%	03/20/07	3000	10
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.87%	04/20/07	600	3

						$25

+ If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will Pay to the buyer of the protection an Amount up to the Notional value of the swap and in certain instances, take delivery of the security. as a buyer of protection, the Portfolio will generally Receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Total Return Swaps
Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Credit Suisse First Boston	S&P 500 Index	1-month USD-LIBOR plus 0.030%	05/15/2007	3,581	$66

(g) Written options outstanding on June 30, 2006:
Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar December Futures	$95.000	12/18/2006	7	$3	$11
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	602	398	1,275
Put - CME 90-Day Eurodollar December Futures	95.500	12/18/2006	15	16	41
Put - CME 90-Day Eurodollar March Futures	94.750	03/19/2007	8	4	8
Put - CME 90-Day Eurodollar September Futures	95.000	09/18/2006	7	4	10

				$425	$1,345

Interest Rate Swaptions
Description	Counterparty	Pay/Receive Floating Rate Index	Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	4.50%	12/20/06	GBP	1,000	$5	$11
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.21%	10/25/06		$3,000	11	3
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.04%	03/08/07		3,000	29	6
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.54%	10/04/06		1,600	19	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	0-month USD-LIBOR	Receive	4.85%	12/22/06		3,000	39	1
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.21%	10/25/06		2,600	12	3
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.54%	10/04/06		2,000	24	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.04%	03/08/07		1,000	11	2
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.22%	04/19/07		4,000	32	18
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.21%	10/25/06		900	4	1

								$186	$45

(h) Forward foreign currency contracts outstanding on June 30, 2006:
Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	1,818	03/2007	$0	$(1)	$(1)
Buy	EUR	9,511	07/2006	170	(9)	161
Sell		22,558	07/2006	0	(550)	(550)
Buy	GBP	308	07/2006	2	0	2
Buy	JPY	253,979	08/2006	0	(76)	(76)
Buy	KRW	122,504	05/2007	0	0	0

				$172	$(636)	$(464)

See Accompanying Notes	Semiannual Report	June 30, 2006	11

Notes to Financial Statements

1.  ORGANIZATION

The StocksPLUS® Growth and Income Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented in these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events. When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income.  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related or asset-backed securities are recorded as components of interest income in the Statement of Operations.

Dividends and Distributions to Shareholders.  Dividends from net investment income, if any, are declared on each day the Portfolio is open for business and are distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year. Most shareholders choose to reinvest their dividends and capital gain distribution in additional shares of the Portfolio.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains

12	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations.  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Federal Income Taxes.  The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency.  The accounting records of the Portfolio are maintained in U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollar based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
CNY	Chinese Yuan Renminbi	JPY	Japanese Yen
EUR	Euro	KRW	South Korean Won
GBP	British Pound

Forward Currency Transactions.  The Portfolio may enter into forward currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts.  The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Inflation-Indexed Bonds.  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Loan Participant and Assignments.  The Portfolio may invest in direct debt instruments which are interests in amounts owned by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. Then agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the end of the period, the Portfolio had no unfunded loan commitments.

Options Contracts.  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Certain options may be written with premiums to determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put

Semiannual Report	June 30, 2006	13

Notes to Financial Statements (Cont.)

options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements.  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Mortgage-Related and Other Asset-Backed Securities.  The Portfolio may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs are included in interest income in the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income in the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Swap Agreements.  The Portfolio may engage in swap transactions, including, but not limited to, swap agreements on interest rate, total return, forward spread-lock and credit default to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of a credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for federal income tax purposes is uncertain. Were the Internal Revenue Service in take the position that a credit default swap or other bullet -type swap is not a “notional principal contract” for federal income tax purposes, payments received by the Portfolio from such investments might be subject to income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

U.S. Government Agencies or Government-Sponsored Enterprises.   Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs.

14	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

Guarantees and Indemnifications.  Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

New Accounting Policies.  In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the application of the Interpretation to the Portfolio and will provide additional information in relation to the Interpretation in the Portfolio’s annual financial statements for the year ending December 31, 2006.

3.  FEES, EXPENSES, AND RELATED PARTY TRANSACTIONS

Investment Advisory Fee.  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.35%.

Administration Fee.  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee is charged at the annual rate of 0.10%.

Distribution and Servicing Fees.  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

Expenses.  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

For the current period ended June 30, 2006, each unaffiliated Trustee received an annual retainer of $15,000, plus $2,000 for each Board of Trustees quarterly meeting attended, $500 for each Board of Trustees committee meeting attended and $500 for each special board meeting attended, plus reimbursement of related expenses. In addition, each Committee Chair received an additional annual retainer of $500 and each Audit Committee Chair received an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2006 were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$39,083	$61,058	$20,963	$62,446

5.  SECURITY TRANSACTIONS WITH AFFILIATED PORTFOLIO

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2006, the Portfolio below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$ 70,214	$ 0

Semiannual Report	June 30, 2006	15

Notes to Financial Statements (Cont.)

6.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	# of Contracts	Notional Amount in $		Notional Amount in GBP	Premium
Balance at 12/31/2005	314	$25,900	GBP	1,300	$490
Sales	967	15,800		0	623
Closing Buys	(15)	(18,500)		0	(210)
Expirations	(627)	(2,100)		(300)	(292)
Exercised	0	0		0	0
Balance at 06/30/2006	639	$22,100	GBP	1,000	$611

7.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2006		Year Ended 12/31/2005
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	114	$1,207	318	$3,215
Administrative Class	168	1,775	414	4,123
Issued as reinvestment of distributions
Institutional Class	11	111	13	127
Administrative Class	199	2,039	543	5,480
Cost of shares redeemed
Institutional Class	(84)	(883)	(124)	(1,264)
Administrative Class	(15,001)	(160,111)	(4,939)	(49,470)
Net decrease resulting from Portfolio share transactions	(14,593)	$(155,862)	(3,775)	$(37,789)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	3	100
Administrative Class	4	85	*

* Allianz Life Insurance Co. of North America, an indirect wholly subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio, and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

8.  FEDERAL INCOME TAX MATTERS

As of June 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 851	$ (3,176)	$ (525)

9.  REGULATORY AND LITIGATION MATTERS

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the PIMCO Funds, the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees and employees of the PIMCO Funds, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds themselves against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote PIMCO Funds and the Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the

16	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

Portfolios of the Trust. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the PIMCO Funds have been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

Certain Portfolios of the Trust were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain Portfolios of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain Portfolios of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Portfolios. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolios or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolios.

Semiannual Report	June 30, 2006	17

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Administrative

Semiannual Report June 30, 2006

P I M C O

PIMCO Variable Insurance Trust

StocksPLUS® Total Return Portfolio

A company of Allianz Global Investors

Share Class Administrative

Semiannual Report June 30, 2006

PIMCO Variable Insurance Trust

StocksPLUS®Total Return Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust covering the six-month period ended June 30, 2006.

Highlights of the global bond markets during the six-month period included:

■	Most fixed-income sectors lost ground during the first half of 2006, as concern about accelerating inflation and central bank tightening pushed interest rates higher worldwide. The benchmark Lehman Brothers Aggregate Bond Index (which includes Treasury, Investment-Grade Corporate, and Residential Mortgage-Backed Securities) returned -0.72% for the first six months of the year. On June 30, the benchmark ten-year Treasury yielded 5.14%, 0.75% higher than at the start of the year. The U.S. yield curve remained flat as shorter-maturity yields rose by a comparable amount.

■	The Federal Reserve tightened four times during the reporting period, bringing the Federal Funds Rate to 5.25%. The increase near the end of the period was the Federal Reserve’s 17th consecutive rate hike since the start of its tightening cycle in 2004. The Federal Reserve was not alone, as central banks in Europe, India, and China tightened credit in unison for the first time since 2000. The Bank of Japan, whose zero-interest-rate policy has flooded global markets with liquidity, looked set to reverse this policy in the coming months.

In these pages please find a more complete Portfolio review as it relates to financial-market activities, as well as details about total-return investment performance for the six-month reporting period. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2006

Semiannual Report	June 30, 2006	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the StocksPLUS® Total Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage risk, non-U.S. investment risk, currency risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Examples would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2006 to June 30, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel or litigation expense).

Portfolio Benchmark

The S&P 500 Index is an unmanaged index generally considered representative of the stock market as a whole. It is not possible to invest directly in the index.

Semiannual Report	June 30, 2006	3

PIMCO StocksPLUS® Total Return Portfolio

Cumulative Returns Through June 30, 2006

                StocksPLUS/(R)/
            Total Return Portfolio
             Administrative Class      S&P 500 Index
             --------------------      -------------
09/30/2005          $10,000               $10,000
10/31/2005            9,760                 9,833
11/30/2005           10,130                10,205
12/31/2005           10,190                10,209
01/31/2006           10,430                10,479
02/28/2006           10,460                10,508
03/31/2006           10,434                10,638
04/30/2006           10,544                10,781
05/31/2006           10,153                10,471
06/30/2006           10,128                10,485

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Sector Breakdown‡

U.S. Government Agencies#	47.6%
Short-Term Instruments#	42.2%
Corporate Bonds & Notes#	6.2%
Other	4.0%

‡	% of Total Investments as of June 30, 2006
#	Primarily serving as collateral for equity-linked derivative positions

Average Annual Total Return for the period ended June 30, 2006
	6 Months*	Since Inception (09/30/05)
PIMCO StocksPLUS® Total Return Portfolio Administrative Class	-0.61%	1.28%
S&P 500 Index	2.71%	4.85%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/06)	$1,000.00	$1,000.00
Ending Account Value (06/30/06)	$993.90	$1,020.38
Expenses Paid During Period†	$4.40	$4.46

† Expenses are equal to the Portfolio’s Administrative Class annualized expense ratio of 0.89%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for a description of the Portfolio’s benchmark and an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO StocksPLUS® Total Return Portfolio seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed-Income Instruments.

»	The first half of the year was a difficult environment for the StocksPLUS® Total Return strategy as most bonds lagged money market instruments; concern about accelerating inflation and central bank tightening pushed interest rates higher worldwide.

»	U.S. interest rate exposure was the dominant cause of underperformance as interest rates increased along the yield curve.

»	Holdings of Eurodollar instruments and other shorter (one year or less) holdings were particularly negative as rate increases were more pronounced in this part of the curve.

»	Broad diversification to higher-yielding bond sectors, primarily mortgages but also limited exposure to emerging market securities, helped partially buffer the underperformance associated with rising rates.

»	Other tactical strategies including municipal bond holdings and long exposure to the Yen and Euro currency helped returns.

4	PIMCO Variable Insurance Trust

Financial Highlights StocksPLUS® Total Return Portfolio

Selected Per Share Data for the Period Ended:	06/30/2006+	09/30/2005- 12/31/2005

Administrative Class
Net asset value beginning of period	$10.19	$10.00
Net investment income (a)	0.20	0.09
Net realized/unrealized gain (loss) on investments (a)	(0.26)	0.10
Total income (loss) from investment operations	(0.06)	0.19
Dividends from net investment income	(0.05)	0.00
Distributions from net realized capital gains	0.00	0.00
Total distributions	(0.05)	0.00
Net asset value end of period	$10.08	$10.19
Total return	(0.61)%	1.90%
Net assets end of period (000s)	$3,241	$3,056
Ratio of expenses to average net assets	0.89%*	0.90	%*(b)(c)
Ratio of net investment income to average net assets	3.86%*	3.77	%*
Portfolio turnover rate	240%	43%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 2.10%.

(c) Ratio of expenses to average net assets excluding interest expense is 0.89%.

See Accompanying Notes	Semiannual Report	June 30, 2006	5

Statement of Assets and Liabilities StocksPLUS® Total Return Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2006 (Unaudited)

Assets:
Investments, at value	$3,481
Repurchase agreement, at value	469
Foreign currency, at value	26
Receivable for investments sold	2
Interest and dividends receivable	7
Variation margin receivable	3
Unrealized appreciation on forward foreign currency contracts	2
3,990

Liabilities:
Payable for investments purchased	$725
Accrued investment advisory fee	1
Accrued administration fee	1
Variation margin payable	8
Swap premiums received	4
Unrealized depreciation on forward foreign currency contracts	8
Unrealized depreciation on swap agreements	2
749

Net Assets	$3,241

Net Assets Consist of:
Paid in capital	$3,226
Undistributed net investment income	74
Accumulated undistributed net realized gain	111
Net unrealized (depreciation)	(170)
$3,241

Net Assets:
Administrative Class	$3,241

Shares Issued and Outstanding:
Administrative Class	322

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Administrative Class	$10.08

Cost of Investments Owned	$3,509
Cost of Repurchase Agreements Owned	$469
Cost of Foreign Currency Held	$26

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations StocksPLUS® Total Return Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Interest	$75
Total Income	75

Expenses:
Investment advisory fees	8
Administration fees	4
Distribution and/or servicing fees – Administrative Class	2
Total Expenses	14

Net Investment Income	61

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(16)
Net realized gain on futures contracts, options and swaps	141
Net realized (loss) on foreign currency transactions	(5)
Net change in unrealized (depreciation) on investments	(44)
Net change in unrealized (depreciation) on futures contracts, options and swaps	(173)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	10
Net (Loss)	(87)

Net (Decrease) in Net Assets Resulting from Operations	$(26)

See Accompanying Notes	Semiannual Report	June 30, 2006	7

Statements of Changes in Net Assets StocksPLUS® Total Return Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)	Period from September 30, 2005 to December 31, 2005

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$61	$28
Net realized gain (loss)	120	(9)
Net change in unrealized appreciation (depreciation)	(207)	37
Net increase (decrease) resulting from operations	(26)	56

Distributions to Shareholders:
From net investment income
Administrative Class	(15)	0

Total Distributions	(15)	0

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	352	3,000
Issued as reinvestment of distributions
Administrative Class	15	0
Cost of shares redeemed
Administrative Class	(141)	0
Net increase resulting from Portfolio share transactions	226	3,000

Total Increase in Net Assets	185	3,056

Net Assets:
Beginning of period	3,056	0
End of period*	$3,241	$3,056

*Including undistributed net investment income of:	$74	$28

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments StocksPLUS® Total Return Portfolio	June 30, 2006 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

CORPORATE BONDS & NOTES 7.5%

BANKING & FINANCE 5.6%
Bank of America Corp.
5.406% due 06/19/2009	$30	$30

Citigroup, Inc.
5.520% due 12/26/2008	100	100

General Electric Capital Corp.
5.568% due 01/03/2008	20	20

Lehman Brothers Holdings, Inc.
5.180% due 10/22/2008	30	30

		180

INDUSTRIALS 1.6%
DaimlerChrysler N.A. Holding Corp.
5.780% due 09/10/2007	30	30

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	20	23

		53

UTILITIES 0.3%
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	10	10

Total Corporate Bonds & Notes (Cost $244)		243

MUNICIPAL BONDS & NOTES 0.3%
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
5.750% due 06/01/2032	10	10

Total Municipal Bonds & Notes (Cost $10)		10

U.S. GOVERNMENT AGENCIES 58.0%
Fannie Mae
4.486% due 06/01/2035 - 09/01/2035 (a)	48	47
4.614% due 09/01/2035	19	19
4.686% due 10/01/2035	14	14
4.693% due 12/01/2033	13	13
4.711% due 12/01/2033	7	7
4.835% due 06/01/2035	19	19
5.011% due 06/01/2035	18	18
5.500% due 08/01/2035 - 07/13/2036 (a)	1,729	1,660

Freddie Mac
4.396% due 09/01/2035	6	6
4.539% due 09/01/2035	23	23
4.715% due 08/01/2035	20	19
4.913% due 11/01/2034	19	18
5.000% due 12/15/2020	9	9
5.211% due 02/25/2045	7	7

Total U.S. Government Agencies (Cost $1,919)		1,879

U.S. TREASURY OBLIGATIONS 0.0%
Treasury Inflation Protected Securities (b)
2.000% due 01/15/2026	2	2

Total U.S. Treasury Obligations (Cost $2)		2

MORTGAGE-BACKED SECURITIES 3.8%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	$16	$15

Indymac Index Mortgage Loan Trust
5.199% due 01/25/2036	9	9

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	90	89

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	10	10

Total Mortgage-Backed Securities (Cost $125)		123

ASSET-BACKED SECURITIES 0.9%
Argent Securities, Inc.
5.462% due 12/25/2035	11	12

FBR Securitization Trust
5.432% due 10/25/2035	5	5
5.442% due 10/25/2035	5	5

SACO I, Inc.
5.432% due 09/25/2035	6	6

Total Asset-Backed Securities (Cost $28)		28

	# OF CONTRACTS
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $92.500 Exp. 12/18/2006	2	0

90-Day Eurodollar June Futures (CME)
Strike @ $91.000 Exp. 06/18/2007	16	0
Strike @ $91.250 Exp. 06/18/2007	2	0
Strike @ $91.500 Exp. 06/18/2007	2	0

90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007	4	0

90-Day Eurodollar September Futures (CME)
Strike @ $94.000 Exp. 09/18/2006	2	0

S&P 500 Index September Futures (CME)
Strike @ $575.000 Exp. 09/15/2006	9	0

Total Purchased Put Options (Cost $0)		0

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS (e) 51.4%

REPURCHASE AGREEMENTS 14.5%
Credit Suisse First Boston
4.580% due 07/03/2006	$200	200
(Dated 06/30/2006. Collateralized by U.S. Treasury Notes 4.000% due 06/15/2009 valued at $206. Repurchase proceeds are $200.)

State Street Bank
4.900% due 07/03/2006	269	269
(Dated 06/30/2006. Collateralized by Federal Home Loan Bank 4.875% due 02/15/2007 valued at $279. Repurchase proceeds are $269.)

		469

BELGIUM TREASURY BILL 0.4%
2.759% due 09/14/2006	EUR	10	$13

FRANCE TREASURY BILLS 17.3%
2.503% due 07/20/2006 -09/28/2006 (a)		440	562

GERMANY TREASURY BILL 0.8%
2.668% due 08/16/2006		20	25

SPAIN TREASURY BILL 3.9%
2.890% due 12/22/2006		100	126

U.S. TREASURY BILLS 14.5%
4.799% due 08/31/2006 -09/14/2006 (a)(c)		$475	470

Total Short-Term Instruments (Cost $1,650)			1,665

Total Investments 121.9% (Cost $3,978)			$3,950

Other Assets and Liabilities (Net) (21.9%)			(709)

Net Assets 100.0%			$3,241

See Accompanying Notes	Semiannual Report	June 30, 2006	9

Schedule of Investments    StocksPLUS® Total Return Portfolio (Cont.)

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $470 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	2	$(3)
90-Day Eurodollar December Futures	Long	12/2007	5	(8)
90-Day Eurodollar June Futures	Long	06/2007	3	(5)
90-Day Eurodollar March Futures	Long	03/2007	1	(2)
90-Day Eurodollar March Futures	Long	03/2008	1	(1)
90-Day Eurodollar September Futures	Long	09/2006	1	(1)
90-Day Eurodollar September Futures	Long	12/2006	5	(2)
90-Day Eurodollar September Futures	Long	09/2007	5	(10)
E-mini S&P 500 Index September Futures	Short	09/2006	6	4
S&P 500 Index September Futures	Short	09/2006	9	(104)
U.S. Treasury 10-Year Note September Futures	Long	09/2006	1	(1)

				$(133)

(d) Swap agreements outstanding on June 30, 2006:
Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
J.P. Morgan Chase & Co.	3-month USD- LIBOR	Pay	5.000%	12/20/2011	$200	$(2)

(e) Forward foreign currency contracts outstanding on June 30, 2006:
Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CAD	11	07/2006	$0	$0	$0
Buy	EUR	5	07/2006	0	0	0
Sell		417	07/2006	2	(2)	0
Sell		106	08/2006	0	(2)	(2)
Sell		42	09/2006	0	(1)	(1)
Buy	GBP	10	07/2006	0	0	0
Buy	JPY	10,548	08/2006	0	(3)	(3)
Buy	KRW	4,538	05/2007	0	0	0
Buy	SGD	2	08/2006	0	0	0
Buy	TWD	36	08/2006	0	0	0

				$2	$(8)	$(6)

10	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	June 30, 2006 (Unaudited)

1.  ORGANIZATION

The StocksPLUS® Total Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented in these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events. When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income.  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related or asset-backed securities are recorded as components of interest income in the Statement of Operations.

Dividends and Distributions to Shareholders.  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year. Most shareholders choose to reinvest their dividends and capital gain distribution in additional shares of the Portfolio.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Semiannual Report	June 30, 2006	11

Notes to Financial Statements (Cont.)

Federal Income Taxes.  The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency.  The accounting records of the Portfolio are maintained in U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollar based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
CAD	Canadian Dollar	KRW	South Korean Won
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	TWD	Taiwan Dollar
JPY	Japanese Yen

Forward Currency Transactions.  The Portfolio may enter into forward currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts.  The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Repurchase Agreements.  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Mortgage-Related and Other Asset-Backed Securities.  The Portfolio may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs are included in interest income in the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income in the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Swap Agreements.  The Portfolio may engage in swap transactions, including, but not limited to, swap agreements on interest rate, total return and credit default to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an

12	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, a Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for federal income tax purposes is uncertain. Were the Internal Revenue Service to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for federal income tax purposes, payments received by the Portfolio from such investments might be subject to income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

U.S. Government Agencies or Government-Sponsored Enterprises.   Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

Guarantees and Indemnifications.  Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

New Accounting Policies.  In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the application of the Interpretation to the Portfolio and will provide additional information in relation to the Interpretation in the Portfolio’s annual financial statements for the year ending December 31, 2006.

3.  FEES, EXPENSES, AND RELATED PARTY TRANSACTIONS

Investment Advisory Fee.  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.49%.

Administration Fee.  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee is charged at the annual rate of 0.25%.

Distribution and Servicing Fees.  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

Expenses.  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of organization expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Administrative Class	0.89%

Semiannual Report	June 30, 2006	13

Notes to Financial Statements (Cont.)

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent the Portfolio’s annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows (amounts in thousands):

	12/31/2005	06/30/2006
Amount Available for Reimbursement	$9	$0

For the current period ended June 30, 2006, each unaffiliated Trustee received an annual retainer of $15,000, plus $2,000 for each Board of Trustees quarterly meeting attended, $500 for each Board of Trustees committee meeting attended and $500 for each special board meeting attended, plus reimbursement of related expenses. In addition, each Committee Chair received an additional annual retainer of $500 and each Audit Committee Chair received an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2006 were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$5,772	$6,023	$246	$206

5.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	# of Contracts	Premium
Balance at 12/31/2005	2	$1
Sales	3	0
Closing Buys	(4)	(1)
Expirations	(1)	0
Exercised	0	0
Balance at 06/30/2006	0	$0

6.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2006		Period from 09/30/2005 to 12/31/2005
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	34	$352	300	$3,000
Issued as reinvestment of distributions
Administrative Class	1	15	0	0
Cost of shares redeemed
Administrative Class	(13)	(141)	0	0
Net increase resulting from Portfolio share transactions	22	$226	300	$3,000

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Administrative Class	2	100

7.  FEDERAL INCOME TAX MATTERS

As of June 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 17	$ (45)	$ (28)

8.  REGULATORY AND LITIGATION MATTERS

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the PIMCO Funds, the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees and employees of the PIMCO Funds, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven

14	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds themselves against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the PIMCO Funds and Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Portfolios of the Trust. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the PIMCO Funds have been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

Certain Portfolios of the Trust were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain Portfolios of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain Portfolios of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Portfolios. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolios or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolios.

Semiannual Report	June 30, 2006	15

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Administrative

Semiannual Report June 30, 2006

PIMCO

PIMCO Variable Insurance Trust

Total Return Portfolio

A company of Allianz Global Investors

Share Class Administrative

Semiannual Report June 30, 2006

PIMCO Variable Insurance Trust

Total Return Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust covering the six-month period ended June 30, 2006.

Highlights of the global bond markets during the six-month period included:

■	Most fixed-income sectors lost ground during the first half of 2006, as concern about accelerating inflation and central bank tightening pushed interest rates higher worldwide. The benchmark Lehman Brothers Aggregate Bond Index (which includes Treasury, Investment-Grade Corporate, and Residential Mortgage-Backed Securities) returned -0.72% for the first six months of the year. On June 30, the benchmark ten-year Treasury yielded 5.14%, 0.75% higher than at the start of the year. The U.S. yield curve remained flat as shorter-maturity yields rose by a comparable amount.

■	The Federal Reserve tightened four times during the reporting period, bringing the Federal Funds Rate to 5.25%. The increase near the end of the period was the Federal Reserve’s 17th consecutive rate hike since the start of its tightening cycle in 2004. The Federal Reserve was not alone, as central banks in Europe, India, and China tightened credit in unison for the first time since 2000. The Bank of Japan, whose zero-interest-rate policy has flooded global markets with liquidity, looked set to reverse this policy in the coming months.

In these pages please find a more complete Portfolio review as it relates to financial-market activities, as well as details about total-return investment performance for the six-month reporting period. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2006

Semiannual Report	June 30, 2006	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the Total Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, non-U.S. investment risk, currency risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Examples would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2006 to June 30, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel or litigation expense).

Portfolio Benchmark

Lehman Brothers Aggregate Bond Index represents securities that are taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in this index.

Semiannual Report	June 30, 2006	3

PIMCO Total Return Portfolio

Cumulative Returns Through June 30, 2006

                             Total Return
                               Portfolio            Lehman Brothers
                            Administrative           Aggregate Bond
                                 Class                   Index
                            -------------           --------------
12/31/1997                     $10,000                 $10,000
01/31/1998                      10,102                  10,128
02/28/1998                      10,059                  10,120
03/31/1998                      10,081                  10,156
04/30/1998                      10,124                  10,209
05/31/1998                      10,222                  10,305
06/30/1998                      10,302                  10,393
07/31/1998                      10,355                  10,415
08/31/1998                      10,546                  10,584
09/30/1998                      10,861                  10,832
10/31/1998                      10,820                  10,775
11/30/1998                      10,806                  10,836
12/31/1998                      10,861                  10,869
01/31/1999                      10,907                  10,946
02/28/1999                      10,641                  10,755
03/31/1999                      10,769                  10,815
04/30/1999                      10,754                  10,849
05/31/1999                      10,660                  10,754
06/30/1999                      10,668                  10,720
07/31/1999                      10,611                  10,674
08/31/1999                      10,596                  10,669
09/30/1999                      10,755                  10,793
10/31/1999                      10,843                  10,832
11/30/1999                      10,829                  10,832
12/31/1999                      10,798                  10,779
01/31/2000                      10,713                  10,744
02/29/2000                      10,756                  10,874
03/31/2000                      10,959                  11,017
04/30/2000                      10,909                  10,986
05/31/2000                      10,959                  10,981
06/30/2000                      11,161                  11,209
07/31/2000                      11,250                  11,311
08/31/2000                      11,419                  11,475
09/30/2000                      11,451                  11,547
10/31/2000                      11,520                  11,623
11/30/2000                      11,727                  11,813
12/31/2000                      11,895                  12,033
01/31/2001                      11,999                  12,229
02/28/2001                      12,139                  12,336
03/31/2001                      12,224                  12,398
04/30/2001                      12,104                  12,346
05/31/2001                      12,160                  12,421
06/30/2001                      12,200                  12,468
07/31/2001                      12,589                  12,746
08/31/2001                      12,733                  12,892
09/30/2001                      12,861                  13,043
10/31/2001                      13,108                  13,316
11/30/2001                      12,950                  13,132
12/31/2001                      12,891                  13,049
01/31/2002                      13,052                  13,154
02/28/2002                      13,197                  13,282
03/31/2002                      12,995                  13,061
04/30/2002                      13,234                  13,314
05/31/2002                      13,317                  13,427
06/30/2002                      13,319                  13,543
07/31/2002                      13,350                  13,707
08/31/2002                      13,596                  13,938
09/30/2002                      13,715                  14,164
10/31/2002                      13,666                  14,099
11/30/2002                      13,767                  14,096
12/31/2002                      14,059                  14,387
01/31/2003                      14,117                  14,399
02/28/2003                      14,317                  14,598
03/31/2003                      14,314                  14,587
04/30/2003                      14,468                  14,707
05/31/2003                      14,716                  14,982
06/30/2003                      14,691                  14,952
07/31/2003                      14,176                  14,449
08/31/2003                      14,320                  14,545
09/30/2003                      14,688                  14,930
10/31/2003                      14,582                  14,791
11/30/2003                      14,611                  14,826
12/31/2003                      14,768                  14,977
01/31/2004                      14,876                  15,098
02/29/2004                      15,038                  15,261
03/31/2004                      15,161                  15,375
04/30/2004                      14,826                  14,975
05/31/2004                      14,761                  14,915
06/30/2004                      14,825                  15,000
07/31/2004                      14,980                  15,148
08/31/2004                      15,263                  15,437
09/30/2004                      15,284                  15,479
10/31/2004                      15,439                  15,609
11/30/2004                      15,363                  15,484
12/31/2004                      15,490                  15,627
01/31/2005                      15,547                  15,725
02/28/2005                      15,482                  15,632
03/31/2005                      15,442                  15,552
04/30/2005                      15,663                  15,762
05/31/2005                      15,829                  15,933
06/30/2005                      15,906                  16,020
07/31/2005                      15,790                  15,874
08/31/2005                      15,987                  16,078
09/30/2005                      15,831                  15,912
10/31/2005                      15,668                  15,786
11/30/2005                      15,722                  15,856
12/31/2005                      15,869                  16,006
01/31/2006                      15,907                  16,007
02/28/2006                      15,974                  16,061
03/31/2006                      15,799                  15,903
04/30/2006                      15,807                  15,874
05/31/2006                      15,753                  15,857
06/30/2006                      15,752                  15,891

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Sector Breakdown‡

U.S. Government Agencies	44.8%
Short-Term Instruments	42.3%
Corporate Bonds & Notes	4.6%
Mortgage-Backed Securities	3.2%
Other	5.1%

‡	% of Total Investments as of June 30, 2006

Average Annual Total Return for the period ended June 30, 2006
	6 Months*	1 Year	5 Years	Since Inception (12/31/97)
PIMCO Total Return Portfolio Administrative Class	-0.74%	-0.97%	5.24%	5.49%
Lehman Brothers Aggregate Bond Index	-0.72%	-0.81%	4.97%	5.60%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/06)	$1,000.00	$1,000.00
Ending Account Value (06/30/06)	$992.60	$1,021.57
Expenses Paid During Period†	$3.21	$3.26

† Expenses are equal to the Portfolio’s Administrative Class annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for a description of the Portfolio’s benchmark and an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO Total Return Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed-Income Instruments of varying maturities.

»	The Portfolio’s above-benchmark duration detracted from returns as yields rose in the first half of the year.

»	An emphasis on short-term maturities detracted from performance as short-term yields rose more than longer-dated yields. The Federal Reserve continued with its tightening policy, sending short-term rates higher while intermediate- and longer-term rates shifted higher.

»	An overweight to mortgages contributed to returns as this sector outperformed like-duration Treasuries.

»	An underweight to corporate securities detracted from returns as this sector outperformed like-duration Treasuries.

»	Strategies designed to benefit when Euroland bonds underperform Treasuries added to returns as European yields increased more than yields in the U.S.

»	An allocation to the Yen and the Euro was positive for returns, as both currencies appreciated relative to the dollar.

»	Emerging Market bonds added to performance, as strong demand for their attractive yields and improving credit fundamentals caused yield premiums to decline.

»	A tactical allocation to municipal bonds was positive for performance as municipal yields rose less than Treasury yields.

4	PIMCO Variable Insurance Trust

Financial Highlights Total Return Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2006+	12/31/2005	12/31/2004	12/31/2003	12/31/2002		12/31/2001

Administrative Class
Net asset value beginning of period	$10.24	$10.51	$10.36	$10.23	$9.89		$9.77
Net investment income (a)	0.21	0.35	0.19	0.25	0.41		0.45
Net realized/unrealized gain (loss) on investments (a)	(0.28)	(0.09)	0.31	0.26	0.47		0.35
Total income (loss) from investment operations	(0.07)	0.26	0.50	0.51	0.88		0.80
Dividends from net investment income	(0.22)	(0.36)	(0.20)	(0.30)	(0.41)		(0.49)
Distributions from net realized capital gains	0.00	(0.17)	(0.15)	(0.08)	(0.13)		(0.19)
Total distributions	(0.22)	(0.53)	(0.35)	(0.38)	(0.54)		(0.68)
Net asset value end of period	$9.95	$10.24	$10.51	$10.36	$10.23		$9.89
Total return	(0.74)%	2.45%	4.89%	5.04%	9.07%		8.37%
Net assets end of period (000s)	$2,812,124	$2,704,383	$2,352,679	$1,908,336	$1,161,299		$332,823
Ratio of expenses to average net assets	0.65%*	0.65%	0.65%	0.65%	0.65	%(b)	0.65	%(b)
Ratio of net investment income to average net assets	4.20%*	3.38%	1.79%	2.45%	4.07%		4.55%
Portfolio turnover rate	168%	344%	373%	193%	222%		217%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.66%.

See Accompanying Notes	Semiannual Report	June 30, 2006	5

Statement of Assets and Liabilities Total Return Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2006 (Unaudited)

Assets:
Investments, at value	$3,407,611
Cash	61
Foreign currency, at value	81,813
Receivable for investments sold	15,669
Receivable for investments sold on delayed-delivery basis	919
Receivable for Portfolio shares sold	23,363
Interest and dividends receivable	9,921
Variation margin receivable	2,016
Swap premiums paid	731
Unrealized appreciation on forward foreign currency contracts	1,600
Unrealized appreciation on swap agreements	941
3,544,645

Liabilities:
Payable for investments purchased	$539,396
Payable for Portfolio shares redeemed	2,491
Written options outstanding	12,179
Dividends payable	1,607
Accrued investment advisory fee	644
Accrued administration fee	644
Accrued servicing fee	330
Swap premiums received	3,127
Unrealized depreciation on forward foreign currency contracts	12,289
Unrealized depreciation on swap agreements	1,949
574,656

Net Assets	$2,969,989

Net Assets Consist of:
Paid in capital	$3,062,923
Undistributed net investment income	14,505
Accumulated undistributed net realized (loss)	(34,688)
Net unrealized (depreciation)	(72,751)
$2,969,989

Net Assets:
Institutional Class	$153,328
Administrative Class	2,812,124
Advisor Class	4,537

Shares Issued and Outstanding:
Institutional Class	15,415
Administrative Class	282,722
Advisor Class	456

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$9.95
Administrative Class	9.95
Advisor Class	9.95

Cost of Investments Owned	$3,442,782
Cost of Foreign Currency Held	$80,689
Premiums Received on Written Options	$9,947

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations Total Return Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Interest	$69,794
Dividends	409
Miscellaneous income	28
Total Income	70,231

Expenses:
Investment advisory fees	3,619
Administration fees	3,619
Servicing fees – Administrative Class	2,060
Distribution and/or serving fees – Advisor Class	1
Trustees’ fees	17
Total Expenses	9,316

Net Investment Income	60,915

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(10,853)
Net realized (loss) on futures contracts, options and swaps	(5,390)
Net realized (loss) on foreign currency transactions	(2,076)
Net change in unrealized (depreciation) on investments	(42,712)
Net change in unrealized (depreciation) on futures contracts, options and swaps	(30,889)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	7,617
Net (Loss)	(84,303)

Net (Decrease) in Net Assets Resulting from Operations	$(23,388)

See Accompanying Notes	Semiannual Report	June 30, 2006	7

Statements of Changes in Net Assets Total Return Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$60,915	$89,824
Net realized gain (loss)	(18,319)	3,530
Net change in unrealized (depreciation)	(65,984)	(30,402)
Net increase (decrease) resulting from operations	(23,388)	62,952

Distributions to Shareholders:
From net investment income
Institutional Class	(3,281)	(4,842)
Administrative Class	(58,991)	(86,714)
Advisor Class	(15)	0
From net realized capital gains
Institutional Class	0	(2,255)
Administrative Class	0	(42,750)
Advisor Class	0	0

Total Distributions	(62,287)	(136,561)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	37,370	43,745
Administrative Class	384,517	630,483
Advisor Class	4,550	0
Issued in reorganization
Institutional Class	0	88,822
Administrative Class	0	0
Advisor Class	0	0
Issued as reinvestment of distributions
Institutional Class	3,281	7,097
Administrative Class	50,219	110,757
Advisor Class	15	0
Cost of shares redeemed
Institutional Class	(26,672)	(55,888)
Administrative Class	(245,706)	(319,629)
Advisor Class	(13)	0
Net increase resulting from Portfolio share transactions	207,561	505,387

Total Increase in Net Assets	121,886	431,778

Net Assets:
Beginning of period	2,848,103	2,416,325
End of period*	$2,969,989	$2,848,103

*Including undistributed net investment income of:	$14,505	$15,877

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Total Return Portfolio	June 30, 2006 (Unaudited)

PRINCIPAL
AMOUNT	VALUE
(000S)	(000S)

BANK LOAN OBLIGATIONS 0.1%
Cablevision Systems Corp.
6.670% due 02/24/2013	$7	$6
6.740% due 02/24/2013	743	740

CSC Holdings, Inc.
6.880% due 02/24/2013	743	740
6.988% due 02/24/2013	1,108	1,104

Total Bank Loan Obligations (Cost $2,600)		2,590

CORPORATE BONDS & NOTES 5.3%

BANKING & FINANCE 3.3%
American General Finance Corp.
5.489% due 03/23/2007	1,600	1,601

American International Group, Inc.
5.050% due 10/01/2015	1,300	1,215

Atlantic & Western Re Ltd.
10.990% due 01/09/2007	600	591

China Development Bank
5.000% due 10/15/2015	900	842

CIT Group Holdings, Inc.
5.276% due 01/30/2009	6,400	6,417

Citigroup, Inc.
5.520% due 12/26/2008	8,200	8,208

Export-Import Bank of China
4.875% due 07/21/2015	900	836

Export-Import Bank of Korea
4.125% due 02/10/2009	140	134

Ford Motor Credit Co.
6.374% due 03/21/2007	900	897

General Electric Capital Corp.
5.050% due 01/03/2008	14,360	14,385

Goldman Sachs Group, Inc.
5.250% due 11/10/2008	7,100	7,108

HBOS PLC
5.920% due 09/29/2049	1,100	1,015

HSBC Bank USA N.A.
5.494% due 09/21/2007	14,500	14,517

Morgan Stanley
5.276% due 02/09/2009	14,600	14,627

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	700	676

Petroleum Export Ltd.
5.265% due 06/15/2011	956	928

Phoenix Quake Ltd.
7.440% due 07/03/2008	800	811

Phoenix Quake Wind II Ltd.
8.490% due 07/03/2008	400	364

Phoenix Quake Wind Ltd.
7.440% due 07/03/2008	800	808

Premium Asset Trust
5.645% due 09/08/2007	100	100

Resona Bank Ltd.
5.850% due 09/29/2049	1,200	1,118

Royal Bank of Scotland PLC
5.125% due 07/21/2008	6,400	6,405

UFJ Finance Aruba AEC
6.750% due 07/15/2013	300	313

USB Capital IX
6.189% due 04/15/2042	900	881

Vita Capital Ltd.
6.340% due 01/01/2007	$500	$502

Wachovia Bank N.A.
5.480% due 06/27/2008	6,300	6,302
5.489% due 03/23/2009	7,100	7,100

		98,701

INDUSTRIALS 1.1%
DaimlerChrysler N.A. Holding Corp.
6.160% due 08/08/2006	900	900

El Paso Corp.
6.750% due 05/15/2009	6,000	5,955
9.625% due 05/15/2012	800	878
7.875% due 06/15/2012	5,800	5,931
7.800% due 08/01/2031	1,500	1,464

HJ Heinz Co.
6.428% due 12/01/2008	1,100	1,118

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	100	115

Pemex Project Funding Master Trust
8.000% due 11/15/2011	100	106
5.750% due 12/15/2015	2,300	2,121
8.625% due 02/01/2022	1,200	1,345
9.500% due 09/15/2027	55	66

United Airlines, Inc.
8.030% due 07/01/2011 (b)	465	475
6.071% due 03/01/2013	5,423	5,413

Viacom, Inc.
5.750% due 04/30/2011	1,000	983

Williams Cos., Inc.
6.375% due 10/01/2010	7,000	6,860

		33,730

UTILITIES 0.9%
AT&T, Inc.
4.214% due 06/05/2007	8,600	8,504

Entergy Gulf States, Inc.
6.000% due 12/01/2012	6,500	6,399
5.700% due 06/01/2015	8,300	7,822

Korea Electric Power Corp.
5.125% due 04/23/2034	90	86

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	657	642

Ras Laffan LNG III
5.838% due 09/30/2027	2,600	2,428

TPSA Finance BV
7.750% due 12/10/2008	120	125

		26,006

Total Corporate Bonds & Notes (Cost $157,270)		158,437

MUNICIPAL BONDS & NOTES 1.8%
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
5.800% due 01/01/2035	95	91

Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Notes, Series 2002
6.000% due 06/01/2017	3,700	3,906

Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2035	10,000	10,125

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	$2,900	$3,162

Iowa State Tobacco Settlement Authority Revenue Notes, Series 2005
6.500% due 06/01/2023	1,185	1,166

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2037	1,530	1,611

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.750% due 06/01/2039	5,450	6,061

New Jersey State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
4.375% due 06/01/2019	3,115	3,110

New York City, New York General Obligation Notes, Series 2005
5.000% due 03/01/2030	1,500	1,521

New York City, New York Municipal Finance Authority Water & Sewer Revenue Bonds, Series 2006-C
4.750% due 06/15/2033	17,400	17,037

New York State Environmental Facilities Corporations Revenue Notes, Series 2002
5.980% due 06/15/2023	850	914

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	3,600	3,495

Total Municipal Bonds & Notes (Cost $50,324)		52,199

U.S. GOVERNMENT AGENCIES 51.5%
Fannie Mae
2.500% due 06/15/2008	2,480	2,346
4.000% due 10/01/2018	474	439
4.500% due 08/17/2021 - 04/01/2035 (d)	2,240	2,068
4.685% due 05/25/2035	1,300	1,260
4.712% due 04/01/2035	3,351	3,284
4.752% due 04/01/2035	4,995	4,865
4.933% due 11/01/2035	363	364
4.982% due 10/01/2032	1,876	1,879
5.000% due 01/01/2018 - 07/13/2036 (d)	257,949	243,480
5.249% due 11/28/2035	302	302
5.312% due 09/22/2006	10,300	10,299
5.411% due 09/01/2040	107	108
5.500% due 04/01/2014 - 07/13/2036 (d)	1,175,621	1,131,558
5.672% due 03/25/2044	8,393	8,404
5.695% due 09/01/2034	3,155	3,140
5.702% due 11/01/2025	3	3
5.707% due 09/01/2039	118	121
5.736% due 12/01/2036	3,099	3,083
6.000% due 04/01/2016 - 08/14/2036 (d)	30,736	30,440
6.500% due 06/01/2029 - 04/01/2032 (d)	418	422
7.000% due 04/25/2023 - 06/01/2032 (d)	4,202	4,319

Federal Home Loan Bank
4.200% due 02/05/2007	2,000	1,925

Federal Housing Administration
7.430% due 01/25/2023	55	55

See Accompanying Notes	Semiannual Report	June 30, 2006	9

Schedule of Investments Total Return Portfolio (Cont.)

PRINCIPAL
AMOUNT	VALUE
(000S)	(000S)

Freddie Mac
4.500% due 04/01/2018 - 10/01/2018 (d)	$2,653	$2,511
5.000% due 04/01/2018 - 09/01/2035 (d)	9,788	9,345
5.211% due 02/25/2045	1,453	1,442
5.500% due 04/01/2033 - 07/13/2036 (d)	38,066	36,573
5.649% due 11/15/2030	41	41
5.699% due 09/15/2030	38	38
5.957% due 01/01/2028	3	4
6.000% due 07/01/2016 - 11/01/2033 (d)	7,206	7,141
6.045% due 07/01/2030	3	3
6.099% due 07/01/2027	3	3
6.500% due 03/01/2013 - 03/01/2034 (d)	1,156	1,170
7.000% due 06/15/2023	2,262	2,327
7.500% due 07/15/2030 - 03/01/2032 (d)	359	371
8.500% due 08/01/2024	20	21

Government National Mortgage Association
4.375% due 04/20/2026 - 05/20/2030 (d)	156	156
4.500% due 07/20/2030	22	22
4.750% due 02/20/2032	1,359	1,350
5.125% due 10/20/2029 - 11/20/2029 (d)	425	428
5.375% due 02/20/2027	7	7
5.500% due 04/15/2033 - 09/15/2033 (d)	670	650
5.667% due 06/20/2030	3	3
5.767% due 09/20/2030	33	34
6.500% due 03/15/2031 - 04/15/2032 (d)	318	322

Small Business Administration
6.030% due 02/10/2012	7,101	7,178
6.344% due 08/01/2011	880	897
7.449% due 08/01/2010	15	15
8.017% due 02/10/2010	101	106

Small Business Administration Participation Certificates
5.130% due 09/01/2023	85	82
6.290% due 01/01/2021	237	242
7.500% due 04/01/2017	1,310	1,360

Total U.S. Government Agencies (Cost $1,575,938)		1,528,006

U.S. TREASURY OBLIGATIONS 1.1%
Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007 (f)	509	511
2.375% due 01/15/2025	15,396	14,989
2.000% due 01/15/2026	16,348	14,972
3.625% due 04/15/2028	2,492	2,958

Total U.S. Treasury Obligations (Cost $36,126)		33,430

MORTGAGE-BACKED SECURITIES 3.7%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	4,785	4,618

Banc of America Commercial Mortgage, Inc.
4.875% due 06/10/2039	590	574
4.128% due 07/10/2042	395	378

Banc of America Funding Corp.
4.116% due 05/25/2035	5,662	5,459

Banc of America Mortgage Securities
6.500% due 10/25/2031	1,847	1,860
5.403% due 10/20/2032	245	245
6.500% due 09/25/2033	632	630

Bear Stearns Adjustable Rate Mortgage Trust
5.546% due 11/25/2030	$14	$14
5.340% due 02/25/2033	504	503
5.621% due 02/25/2033	330	326
5.062% due 04/25/2033	1,568	1,552
4.812% due 01/25/2034	3,826	3,754
4.750% due 10/25/2035	23,957	23,515

Bear Stearns Alt-A Trust
5.448% due 05/25/2035	9,122	9,018

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	1,998	1,959

Countrywide Alternative Loan Trust
4.673% due 08/25/2034	350	347

Countrywide Home Loan Mortgage Pass-Through Trust
5.592% due 05/25/2034	1,435	1,433
5.250% due 02/20/2036	2,404	2,358

CS First Boston Mortgage Securities Corp.
6.257% due 06/25/2032	197	197
5.672% due 10/25/2032	112	112

First Nationwide Trust
6.750% due 08/21/2031	121	121

Greenwich Capital Commercial Funding Corp.
5.317% due 06/10/2036	915	884

GS Mortgage Securities Corp. II
5.396% due 08/10/2038	905	876

GSR Mortgage Loan Trust
4.541% due 09/25/2035	24,774	24,118

Impac CMB Trust
5.572% due 04/25/2034	1,587	1,588

Indymac ARM Trust
6.648% due 01/25/2032	13	13

Merrill Lynch Mortgage Trust
4.353% due 02/12/2042	515	498

Morgan Stanley Capital I
4.050% due 01/13/2041	530	503

Prime Mortgage Trust
5.722% due 02/25/2019	327	328
5.722% due 02/25/2034	1,430	1,435

Residential Funding Mortgage Security I
6.500% due 03/25/2032	1,679	1,672

Structured Asset Mortgage Investments, Inc.
5.582% due 09/19/2032	361	362

Structured Asset Securities Corp.
6.103% due 02/25/2032	35	35
6.150% due 07/25/2032	92	93

Superannuation Members Home Loans Global Fund
5.548% due 06/15/2026	1	1

Torrens Trust
5.459% due 07/15/2031	394	394

Washington Mutual, Inc.
5.126% due 10/25/2032	433	430
5.410% due 08/25/2042	6,304	6,302
5.612% due 10/25/2045	2,969	2,988

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	9,327	9,201

Total Mortgage-Backed Securities (Cost $112,567)		110,694

ASSET-BACKED SECURITIES 0.2%
AAA Trust
5.422% due 11/26/2035	1,009	1,011

Amortizing Residential Collateral Trust
5.592% due 06/25/2032	546	547

Carrington Mortgage Loan Trust
5.402% due 06/25/2035		$491	$491

Citifinancial Mortgage Securities, Inc.
3.082% due 08/25/2033		9	9
3.221% due 10/25/2033		39	38

Conseco Finance
5.569% due 12/15/2029		110	110

EMC Mortgage Loan Trust
5.692% due 05/25/2040		902	905

GSAMP Trust
5.512% due 10/25/2033		839	840

Morgan Stanley Dean Witter Capital I
5.652% due 07/25/2032		14	14

Residential Asset Mortgage Products, Inc.
4.450% due 07/25/2028		1,145	1,134
4.230% due 05/25/2029		152	151
4.003% due 01/25/2030		143	142

Structured Asset Securities Corp.
5.371% due 01/25/2033		73	74
4.370% due 10/25/2034		525	518

Total Asset-Backed Securities (Cost $5,999)			5,984

SOVEREIGN ISSUES 0.5%
Brazilian Government International Bond
10.500% due 07/14/2014		2,340	2,823
8.000% due 01/15/2018		3,000	3,172
8.875% due 04/15/2024		90	100

Financing Corp. Fico
0.000% due 04/05/2019		840	416
0.000% due 09/26/2019		830	399

Mexico Government International Bond
8.375% due 01/14/2011		200	219

Panama Government International Bond
9.625% due 02/08/2011		480	535
8.875% due 09/30/2027		5,200	5,915
6.700% due 01/26/2036		431	397

South Africa Government International Bond
9.125% due 05/19/2009		500	538

Total Sovereign Issues (Cost $13,334)			14,514

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 1.5%
Netherlands Government Bond
3.000% due 07/15/2006	EUR	29,700	37,987

United Kingdom Gilt
4.750% due 06/07/2010	GBP	2,700	4,984
4.750% due 09/07/2015		1,000	1,853

Total Foreign Currency-Denominated Issues (Cost $44,437)			44,824

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2006 (Unaudited)

	NOTIONAL
	AMOUNT	VALUE
	(000S)	(000S)

PURCHASED CALL OPTIONS 0.1%
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 10/04/2006	$78,500	$0
Strike @ 4.750% Exp. 08/07/2006	123,000	0
Strike @ 4.750% Exp. 08/08/2006	37,000	0
Strike @ 4.800% Exp. 12/22/2006	83,000	11
Strike @ 5.000% Exp. 03/08/2007	130,000	112
Strike @ 5.080% Exp. 04/19/2007	98,900	143
Strike @ 5.130% Exp. 10/25/2006	190,000	57
Strike @ 5.170% Exp. 02/01/2007	73,500	88
Strike @ 5.200% Exp. 05/09/2007	163,400	357
Strike @ 5.200% Exp. 05/23/2007	138,000	319
Strike @ 5.250% Exp. 06/07/2007	169,000	464
Strike @ 5.500% Exp. 06/29/2007	138,000	662

Total Purchased Call Options (Cost $5,539)		2,213

	# OF CONTRACTS
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $91.750 Exp. 12/18/2006	764	5
Strike @ $92.000 Exp. 12/18/2006	2,995	19
Strike @ $92.250 Exp. 12/18/2006	1,663	10
Strike @ $92.500 Exp. 12/18/2006	450	3
Strike @ $92.750 Exp. 12/18/2006	790	5
Strike @ $93.000 Exp. 12/18/2006	50	0

90-Day Eurodollar June Futures (CME)
Strike @ $91.000 Exp. 06/18/2007	1,328	8
Strike @ $91.250 Exp. 06/18/2007	1,855	12

90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007	987	6
Strike @ $92.250 Exp. 03/19/2007	585	4

90-Day Eurodollar September Futures (CME)
Strike @ $91.000 Exp. 09/17/2007	637	4
Strike @ $92.500 Exp. 09/18/2006	675	4

Total Purchased Put Options (Cost $121)		80

	NOTIONAL AMOUNT (000S)
PURCHASED STRADDLE OPTIONS (g) 0.0%
Call & Put – OTC U.S. dollar versus Japanese Yen Forward Delta Neutral Straddle
Strike @ $0.000 Exp. 08/23/2007	$35,000	21

Total Purchased Straddle Options (Cost $0)		21

PREFERRED STOCK 0.4%
DG Funding Trust
7.210% due 12/31/2049		1,239	$13,079

Total Preferred Stock (Cost $13,056)			13,079

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS (j) 48.5%

CERTIFICATES OF DEPOSIT 4.8%
Citibank N.A.
5.275% due 09/11/2006		$63,000	63,000

Wells Fargo Bank N.A.
5.280% due 07/11/2006		80,000	80,000

			143,000

COMMERCIAL PAPER 25.1%
Bank of America Corp.
5.040% due 08/03/2006		53,000	52,770
5.090% due 08/21/2006		30,000	29,792

Barclays U.S. Funding Corp.
5.055% due 07/18/2006		8,200	8,183
5.050% due 08/14/2006		80,700	80,225

Cox Communications, Inc.
4.720% due 07/17/2006		3,500	3,500

Danske Corp.
5.040% due 07/05/2006		54,500	54,485

Fannie Mae
5.140% due 08/01/2006		56,900	56,664

Fortis Funding LLC
5.175% due 07/10/2006		80,700	80,619

San Paolo IMI U.S. Financial Co.
5.270% due 07/05/2006		80,000	79,977

Skandinaviska Enskilda Banken AB
4.960% due 07/20/2006		79,500	79,314

Societe Generale N.A.
5.250% due 07/05/2006		8,100	8,098
5.260% due 07/05/2006		79,600	79,577

Total Captial S.A.
5.270% due 07/03/2006		43,300	43,300

UBS Finance Delaware LLC
5.235% due 08/08/2006		22,600	22,482
5.000% due 08/25/2006		47,300	46,952
5.095% due 09/22/2006		19,200	18,960

			744,898

REPURCHASE AGREEMENT 0.7%
Lehman Brothers Inc.
4.500% due 07/03/2006		20,100	20,100

(Dated 06/30/2006. Collateralized by Treasury Inflation Protected Securities 2.000% due 07/15/2014 valued at $20,579. Repurchase proceeds are $20,108.)

TRI-PARTY REPURCHASE AGREEMENT 0.2%
State Street Bank
4.900% due 07/03/2006		5,608	5,608

(Dated 06/30/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $5,722. Repurchase proceeds are $5,610.)

BELGIUM TREASURY BILL 0.3%
2.757% due 10/12/2006	EUR	8,680	11,014

FRANCE TREASURY BILLS 8.5%
2.691% due 07/06/2006-12/21/2006		198,130	251,970

GERMANY TREASURY BILLS 7.8%
2.641% due 07/12/2006-11/15/2006	EUR	181,750	$231,595

U.S. TREASURY BILLS 1.1%
4.042% due 08/31/2006-09/14/2006 (d)(e)(f)		$33,720	$33,354

Total Short-Term Instruments (Cost $1,425,471)			1,441,539

Total Investments (a) 114.7% (Cost $3,442,782)			$3,407,611

Written Options (i) (0.4%) (Premiums $9,947)			(12,179)

Other Assets and Liabilities (Net) (14.3%)			(425,443)

Net Assets 100.0%			$2,969,989

See Accompanying Notes	Semiannual Report	June 30, 2006	11

Schedule of Investments    Total Return Portfolio (Cont.)

Notes to Schedule of Investments (amounts in thousands, except number of contracts):
(a) As of June 30, 2006, portfolio securities with an aggregate market value of $155 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Security is in default.

(c) Principal amount of security is adjusted for inflation.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) Securities with an aggregate market value of $5,689 have been pledged as collateral for swap and swaption contracts on June 30, 2006.

(f) Securities with an aggregate market value of $27,691 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	4,923	$(7,046)
90-Day Eurodollar December Futures	Long	12/2007	1,045	(969)
90-Day Eurodollar June Futures	Long	06/2007	2,686	(4,502)
90-Day Eurodollar March Futures	Long	03/2007	3,609	(6,727)
90-Day Eurodollar March Futures	Long	03/2008	368	(214)
90-Day Eurodollar September Futures	Long	09/2006	727	(736)
90-Day Eurodollar September Futures	Long	09/2007	2,047	(3,020)
Euro-Bobl 5-Year Note September Futures	Long	09/2006	63	(83)
U.S. Treasury 5-Year Note September Futures	Long	09/2006	598	(321)
U.S. Treasury 10-Year Note September Futures	Long	09/2006	518	(253)
U.S. Treasury 30-Year Bond September Futures	Long	09/2006	160	(164)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP95.500	Short	12/2006	94	(51)

				$(24,086)

(g) Exercise price and premium determined on a future date, based upon implied volatility parameters.

(h) Swap agreements outstanding on June 30, 2006:
Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	5-year French CLPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	1,400	$(6)
BNP Paribas Bank	5-year French CLPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		10,200	(29)
Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.000%	12/15/2011		30,500	232
Merrill Lynch & Co., Inc.	6-month EUR-LIBOR	Receive	4.000%	12/15/2011		39,800	52
UBS Warburg LLC	5-year French CLPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,900	(3)
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2007	GBP	32,400	(272)
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/16/2011		1,800	(37)
Barclays Bank PLC	6-month GBP-LIBOR	Receive	4.000%	12/15/2035		2,900	86
Lehman Brothers, Inc.	6-month GBP-LIBOR	Pay	4.500%	09/20/2009		17,500	(422)
Merrill Lynch & Co., Inc.	6-month GBP-LIBOR	Receive	4.000%	12/15/2035		2,200	70
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	2.000%	06/15/2012	JPY	387,100	49
Morgan Stanley Dean Witter & Co.	6-month JPY-LIBOR	Receive	2.000%	06/15/2012		626,000	24
UBS Warburg LLC	6-month JPY-LIBOR	Receive	2.000%	06/15/2012		1,625,000	(46)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008		$64,200	(57)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2016		13,900	(172)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2035		5,900	(155)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		23,900	(214)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2016		6,300	(78)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2035		6,500	(173)
Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		11,000	(97)
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008		9,800	(9)

							$(1,257)

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2006 (Unaudited)

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.300%		09/20/2006	$1,800	$(1)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.100%		12/20/2006	12,400	28
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	200	4
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.320%		09/20/2007	2,100	(12)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%		09/20/2006	2,600	4
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	4,200	(20)
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%	)	12/20/2010	13,900	(63)
HSBC Bank USA	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.390%		09/20/2006	800	1
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	400	8
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		06/20/2007	1,800	37
J.P. Morgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	1,200	(13)
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.430%		06/20/2011	600	1
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	3,100	(34)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.200%		12/20/2006	9,300	166
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.460%		06/20/2007	1,300	1
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		12/20/2006	10,700	167
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%		06/20/2007	1,500	11
Wachovia Bank N.A.	Dow Jones CDX N.A. HV5 Index	Sell	0.850%		12/20/2010	5,000	(36)

							$249

+ If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will Pay to the buyer of the protection an amount up to the Notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(i) Written options outstanding on June 30, 2006:
Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$ 108.000	08/25/2006	1,654	$219	$52
Call - CBOT U.S. Treasury 10-Year Note September Futures	106.000	08/25/2006	185	108	49
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	1,839	320	259
Put - CME 90-Day Eurodollar March Futures	95.250	03/19/2007	116	108	238
Call - CME 90-Day Eurodollar September Futures	95.500	09/18/2006	112	30	1
Put - CME 90-Day Eurodollar September Futures	95.000	09/18/2006	209	109	303
Put - CME 90-Day Eurodollar September Futures	95.250	09/18/2006	448	347	930
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	195	103	295
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	2,975	2,357	6,303
Put - CME 90-Day Eurodollar December Futures	95.500	12/18/2006	297	331	813

				$4,032	$9,243

See Accompanying Notes	Semiannual Report	June 30, 2006	13

Schedule of Investments    Total Return Portfolio (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	4.500%	12/20/2006	GBP 53,900	$263	$586
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	$40,000	145	44
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.040%	03/08/2007	37,000	357	75
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	14,100	165	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006	36,000	473	14
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006	53,000	434	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	28,400	128	31
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.780%	08/08/2006	16,000	151	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	20,000	239	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007	19,000	212	38
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007	43,000	340	188
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007	71,500	738	424
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.300%	05/23/2007	59,000	590	354
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007	62,000	631	425
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007	60,000	663	663
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	12,900	50	14
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.240%	02/01/2007	31,800	196	120
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.325%	06/07/2007	11,000	94	73

							$5,869	$3,049

Straddle Options
Description	Counterparty	Exercise Price*	Expiration Date	Notional Amount	Premium*	Value
Call & Put - OTC U.S. dollar versus Japanese Yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$ 0.000	08/23/2007	$16,500	$14	$(93)
Call & Put - OTC U.S. dollar versus Japanese Yen Forward Delta Neutral Straddle	J.P. Morgan Chase & Co.	0.000	08/23/2007	3,000	17	(16)
Call & Put - OTC U.S. dollar versus Japanese Yen Forward Delta Neutral Straddle	J.P. Morgan Chase & Co.	0.000	08/24/2007	1,000	4	(4)

					$46	$(113)

* Exercise price and final premium determined on a future date, based upon implied volatility parameters.

(j) Forward foreign currency contracts outstanding on June 30, 2006:
Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	3,804	07/2006	$112	$0	$112
Sell		3,803	07/2006	0	(95)	(95)
Buy		1,608	09/2006	41	0	41
Buy	CAD	10,212	07/2006	0	(105)	(105)
Buy	CLP	854,883	07/2006	0	(37)	(37)
Sell		854,884	07/2006	15	(2)	13
Buy		615,000	08/2006	0	(13)	(13)
Buy		94,184	09/2006	2	0	2
Buy	CNY	23,779	03/2007	0	(22)	(22)
Buy	EUR	5,966	07/2006	137	0	137
Sell		433,474	07/2006	695	(8,630)	(7,935)
Buy		13	12/2006	0	0	0
Buy	GBP	3,048	07/2006	21	0	21
Buy	INR	51,600	08/2006	0	(30)	(30)
Sell		50,590	08/2006	20	0	20
Buy		34,136	09/2006	0	(16)	(16)
Buy	JPY	9,727,278	08/2006	0	(2,670)	(2,670)
Buy	KRW	966,900	07/2006	32	0	32
Sell		966,900	07/2006	0	(11)	(11)
Buy		1,503,584	08/2006	28	0	28
Sell		230,950	08/2006	0	(6)	(6)
Buy		3,109,199	09/2006	67	0	67
Sell		2,194,499	09/2006	0	(63)	(63)
Buy		4,130,499	05/2007	0	(9)	(9)
Buy	MXN	23,220	08/2006	0	(143)	(143)
Sell		15,940	08/2006	35	0	35
Buy		5,620	09/2006	0	(29)	(29)
Buy	PEN	8,692	08/2006	62	0	62

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2006 (Unaudited)

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell		8,692	08/2006	$0	$(89)	$(89)
Buy		1,762	09/2006	12	0	12
Sell		1,762	09/2006	0	(19)	(19)
Buy	PLN	1,414	09/2006	5	0	5
Buy		1,500	11/2006	0	(12)	(12)
Buy	RUB	12,595	07/2006	20	0	20
Sell		12,596	07/2006	0	(4)	(4)
Buy		60,141	08/2006	107	0	107
Sell		53,107	08/2006	0	(73)	(73)
Buy		27,885	09/2006	22	0	22
Buy	SGD	746	07/2006	9	0	9
Sell		746	07/2006	0	(8)	(8)
Buy		5,695	08/2006	62	(8)	54
Sell		4,003	08/2006	0	(52)	(52)
Buy		1,116	09/2006	13	0	13
Buy	SKK	83,996	09/2006	75	0	75
Sell		44,840	09/2006	0	(59)	(59)
Buy	TWD	70,791	08/2006	0	(46)	(46)
Sell		37,104	08/2006	1	0	1
Buy		16,682	09/2006	0	(5)	(5)
Sell		16,682	09/2006	0	0	0
Buy	ZAR	964	08/2006	0	(22)	(22)
Sell		964	08/2006	7	0	7
Buy		964	10/2006	0	(7)	(7)
Buy		148	11/2006	0	(4)	(4)

				$1,600	$(12,289)	$(10,689)

See Accompanying Notes	Semiannual Report	June 30, 2006	15

Notes to Financial Statements

1.  ORGANIZATION

The Total Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented in these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events. When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income.  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related or asset-backed securities are recorded as components of interest income in the Statement of Operations.

Dividends and Distributions to Shareholders.  Dividends from net investment income, if any, are declared on each day the Portfolio is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year. Most shareholders choose to reinvest their dividends and capital gain distribution in additional shares of the Portfolio.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to

16	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations.  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Delayed-Delivery Transactions.  The Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Federal Income Taxes.  The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency.  The accounting records of the Portfolio are maintained in U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollar based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	PEN	Peruvian New Sol
CLP	Chilean Peso	PLN	Polish Zloty
CNY	Chinese Yuan Renminbi	RUB	Russian Ruble
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	SKK	Slovakian Koruna
INR	Indian Rupee	TWD	Taiwan Dollar
JPY	Japanese Yen	ZAR	South African Rand
KRW	South Korean Won

Forward Currency Transactions.  The Portfolio may enter into forward currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts.  The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Guarantees and Indemnifications.  Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

Inflation-Indexed Bonds.  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Loan Participant and Assignments.  The Portfolio may invest in direct debt instruments which are interests in amounts owned by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other

Semiannual Report	June 30, 2006	17

Notes to Financial Statements (Cont.)

financial institution (the “lender”) that acts as agent for all holders. Then agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the end of the period, the Portfolio had no unfunded loan commitments.

Options Contracts.  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Certain options may be written with premiums to determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements.  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under triparty repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Mortgage-Related and Other Asset-Backed Securities.  The Portfolio may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs are included in interest income in the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income in the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Swap Agreements.  The Portfolio may engage in swap transactions, including, but not limited to, swap agreements on interest rate and credit default to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, a Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for federal income tax purposes is uncertain. Were the Internal Revenue Service to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for federal income tax purposes, payments received by the Portfolio from such investments might be subject to income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement

18	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

period are reflected as such in the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

U.S. Government Agencies or Government-Sponsored Enterprises.  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

New Accounting Policies.  In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the application of the Interpretation to the Portfolio and will provide additional information in relation to the Interpretation in the Portfolio’s annual financial statements for the year ending December 31, 2006.

3.  FEES, EXPENSES, AND RELATED PARTY TRANSACTIONS

Investment Advisory Fee.  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee.  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee is charged at the annual rate of 0.25%.

Distribution and Servicing Fees.  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

Expenses.  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

For the current period ended June 30, 2006, each unaffiliated Trustee received an annual retainer of $15,000, plus $2,000 for each Board of Trustees quarterly meeting attended, $500 for each Board of Trustees committee meeting attended and $500 for each special board meeting attended, plus reimbursement of related expenses. In addition, each Committee Chair received an additional annual retainer of $500 and each Audit Committee Chair received an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2006 were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$ 3,483,913	$ 3,849,012	$ 258,320	$ 224,153

Semiannual Report	June 30, 2006	19

Notes to Financial Statements (Cont.)

5.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	# of Contracts	Notional Amount in $		Notional Amount in GBP	Premium
Balance at 12/31/2005	6,803	$359,600	GBP	57,200	$7,607
Sales	6,512	544,200		0	5,852
Closing Buys	0	(169,900)		0	(1,267)
Expirations	(5,062)	(98,700)		(3,300)	(2,085)
Exercised	(223)	0		0	(160)
Balance at 06/30/2006	8,030	$635,200	GBP	53,900	$9,947

6.  REORGANIZATION

The Acquiring Portfolio (“Total Return Portfolio”), as listed below, acquired the assets and certain liabilities of the Acquired Fund (“CIGNA Times Square VP Core Plus Bond Fund”), also listed below, in a tax-free exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio’s shareholders (shares and amounts in thousands):

Acquiring Portfolio	Acquired Fund	Date	Shares Issued by Acquiring Portfolio	Value of Shares Issued by Acquiring Portfolio	Total Net Assets of Acquired Fund	Total Net Assets of Acquiring Portfolio	Total net Assets of Acquiring Portfolio After Acquisition	Acquired Fund’s Unrealized Appreciation
Total Return Portfolio	Times Square VP Core Plus Bond Fund	April 22, 2005	8,435	$88,822	$88,822	$2,474,546	$2,563,368	$710

7.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2006		Year Ended 12/31/2005
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	3,699	$37,370	4,171	$43,745
Administrative Class	38,033	384,517	60,180	630,483
Advisor Class	455	4,550	0	0
Issued in reorganization
Institutional Class	0	0	8,435	88,822
Administrative Class	0	0	0	0
Advisor Class	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	325	3,281	683	7,097
Administrative Class	4,979	50,219	10,667	110,757
Advisor Class	2	15	0	0
Cost of shares redeemed
Institutional Class	(2,642)	(26,672)	(5,309)	(55,888)
Administrative Class	(24,338)	(245,706)	(30,537)	(319,629)
Advisor Class	(1)	(13)	0	0
Net increase resulting from Portfolio share transactions	20,512	$207,561	48,290	$505,387

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	4	90
Administrative Class	4	55	*
Advisor Class	2	98

* One of the shareholders, Allianz Life Insurance Co. of North America, is an indirect wholly owned subsidiary of AGI and a related party to the Portfolio.

20	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

8.  FEDERAL INCOME TAX MATTERS

As of June 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 23,153	$ (58,324)	$ (35,171)

9.  REGULATORY AND LITIGATION MATTERS

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the PIMCO Funds, the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees and employees of the PIMCO Funds, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of PIMCO Funds and the Allianz Funds and the this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds themselves against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the PIMCO Funds and Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Portfolios of the Trust. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the PIMCO Funds have been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

Certain Portfolios of the Trust were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain Portfolios of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain Portfolios of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Portfolios. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolios or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolios.

Semiannual Report	June 30, 2006	21

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Institutional

Semiannual Report June 30, 2006

PIMCO

PIMCO Variable Insurance Trust

Total Return Portfolio

A company of Allianz Global Investors

Share Class Institutional

Semiannual Report June 30, 2006

PIMCO Variable Insurance Trust

Total Return Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust covering the six-month period ended June 30, 2006.

Highlights of the global bond markets during the six-month period included:

■	Most fixed-income sectors lost ground during the first half of 2006, as concern about accelerating inflation and central bank tightening pushed interest rates higher worldwide. The benchmark Lehman Brothers Aggregate Bond Index (which includes Treasury, Investment-Grade Corporate, and Residential Mortgage-Backed Securities) returned -0.72% for the first six months of the year. On June 30, the benchmark ten-year Treasury yielded 5.14%, 0.75% higher than at the start of the year. The U.S. yield curve remained flat as shorter-maturity yields rose by a comparable amount.

■	The Federal Reserve tightened four times during the reporting period, bringing the Federal Funds Rate to 5.25%. The increase near the end of the period was the Federal Reserve’s 17th consecutive rate hike since the start of its tightening cycle in 2004. The Federal Reserve was not alone, as central banks in Europe, India, and China tightened credit in unison for the first time since 2000. The Bank of Japan, whose zero-interest-rate policy has flooded global markets with liquidity, looked set to reverse this policy in the coming months.

In these pages please find a more complete Portfolio review as it relates to financial-market activities, as well as details about total-return investment performance for the six-month reporting period. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2006

Semiannual Report	June 30, 2006	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the Total Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, non-U.S. investment risk, currency risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Examples would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2006 to June 30, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel or litigation expense).

Portfolio Benchmark

Lehman Brothers Aggregate Bond Index represents securities that are taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in this index.

Semiannual Report	June 30, 2006	3

PIMCO Total Return Portfolio

Cumulative Returns Through June 30, 2006

                      Total Return Portfolio           Lehman Brothers
                        Institutional Class         Aggregate Bond Index
                        -------------------         --------------------
    04/30/2000              $10,000                      $10,000
    05/31/2000               10,047                        9,995
    06/30/2000               10,233                       10,203
    07/31/2000               10,316                       10,296
    08/31/2000               10,472                       10,445
    09/30/2000               10,503                       10,511
    10/31/2000               10,567                       10,580
    11/30/2000               10,759                       10,753
    12/31/2000               10,914                       10,953
    01/31/2001               11,011                       11,132
    02/28/2001               11,141                       11,229
    03/31/2001               11,221                       11,285
    04/30/2001               11,111                       11,238
    05/31/2001               11,164                       11,306
    06/30/2001               11,202                       11,349
    07/31/2001               11,560                       11,603
    08/31/2001               11,694                       11,736
    09/30/2001               11,814                       11,872
    10/31/2001               12,042                       12,121
    11/30/2001               11,899                       11,954
    12/31/2001               11,845                       11,878
    01/31/2002               11,995                       11,974
    02/28/2002               12,129                       12,090
    03/31/2002               11,946                       11,889
    04/30/2002               12,167                       12,119
    05/31/2002               12,244                       12,222
    06/30/2002               12,248                       12,328
    07/31/2002               12,278                       12,477
    08/31/2002               12,506                       12,688
    09/30/2002               12,617                       12,893
    10/31/2002               12,573                       12,834
    11/30/2002               12,667                       12,831
    12/31/2002               12,938                       13,096
    01/31/2003               12,993                       13,107
    02/28/2003               13,179                       13,288
    03/31/2003               13,178                       13,278
    04/30/2003               13,321                       13,388
    05/31/2003               13,551                       13,637
    06/30/2003               13,529                       13,610
    07/31/2003               13,057                       13,153
    08/31/2003               13,192                       13,240
    09/30/2003               13,532                       13,590
    10/31/2003               13,437                       13,464
    11/30/2003               13,465                       13,496
    12/31/2003               13,611                       13,633
    01/31/2004               13,713                       13,743
    02/29/2004               13,863                       13,892
    03/31/2004               13,979                       13,996
    04/30/2004               13,672                       13,632
    05/31/2004               13,613                       13,577
    06/30/2004               13,674                       13,654
    07/31/2004               13,819                       13,789
    08/31/2004               14,081                       14,052
    09/30/2004               14,102                       14,090
    10/31/2004               14,247                       14,208
    11/30/2004               14,179                       14,095
    12/31/2004               14,298                       14,225
    01/31/2005               14,352                       14,314
    02/28/2005               14,294                       14,230
    03/31/2005               14,258                       14,157
    04/30/2005               14,464                       14,348
    05/31/2005               14,620                       14,503
    06/30/2005               14,693                       14,582
    07/31/2005               14,587                       14,450
    08/31/2005               14,771                       14,635
    09/30/2005               14,629                       14,484
    10/31/2005               14,480                       14,370
    11/30/2005               14,532                       14,433
    12/31/2005               14,670                       14,570
    01/31/2006               14,706                       14,571
    02/28/2006               14,770                       14,619
    03/31/2006               14,611                       14,476
    04/30/2006               14,619                       14,450
    05/31/2006               14,572                       14,434
    06/30/2006               14,572                       14,465

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Institutional Class.

Sector Breakdown‡

U.S. Government Agencies	44.8%
Short-Term Instruments	42.3%
Corporate Bonds & Notes	4.6%
Mortgage-Backed Securities	3.2%
Other	5.1%

‡	% of Total Investments as of June 30, 2006

Average Annual Total Return for the period ended June 30, 2006
	6 Months*	1 Year	5 Years	Since Inception (04/10/00)**
PIMCO Total Return Portfolio Institutional Class	-0.67%	-0.82%	5.40%	6.03%
Lehman Brothers Aggregate Bond Index	-0.72%	-0.81%	4.97%	6.04%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** The Institutional Class shares operations on 04/10/00. Index comparisons began on 03/31/00.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/06)	$1,000.00	$1,000.00
Ending Account Value (06/30/06)	$993.30	$1,022.32
Expenses Paid During Period†	$2.47	$2.51

† Expenses are equal to the Portfolio’s Institutional Class annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for a description of the Portfolio’s benchmark and an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO Total Return Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed-Income Instruments of varying maturities.

»	The Portfolio’s above-benchmark duration detracted from returns as yields rose in the first half of the year.

»	An emphasis on short-term maturities detracted from performance as short-term yields rose more than longer-dated yields. The Federal Reserve continued with its tightening policy, sending short-term rates higher while intermediate- and longer-term rates shifted higher.

»	An overweight to mortgages contributed to returns as this sector outperformed like-duration Treasuries.

»	An underweight to corporate securities detracted from returns as this sector outperformed like-duration Treasuries.

»	Strategies designed to benefit when Euroland bonds underperform Treasuries added to returns as European yields increased more than yields in the U.S.

»	An allocation to the Yen and the Euro was positive for returns, as both currencies appreciated relative to the dollar.

»	Emerging Market bonds added to performance, as strong demand for their attractive yields and improving credit fundamentals caused yield premiums to decline.

»	A tactical allocation to municipal bonds was positive for performance as municipal yields rose less than Treasury yields.

4	PIMCO Variable Insurance Trust

Financial Highlights Total Return Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2006+	12/31/2005	12/31/2004	12/31/2003	12/31/2002	12/31/2001

Institutional Class
Net asset value beginning of period	$10.24	$10.51	$10.36	$10.23	$9.89	$9.77
Net investment income (a)	0.22	0.39	0.20	0.27	0.43	0.50
Net realized/unrealized gain (loss) on investments (a)	(0.29)	(0.12)	0.31	0.25	0.47	0.31
Total income (loss) from investment operations	(0.07)	0.27	0.51	0.52	0.90	0.81
Dividends from net investment income	(0.22)	(0.37)	(0.21)	(0.31)	(0.43)	(0.50)
Distributions from net realized capital gains	0.00	(0.17)	(0.15)	(0.08)	(0.13)	(0.19)
Total distributions	(0.22)	(0.54)	(0.36)	(0.39)	(0.56)	(0.69)
Net asset value end of period	$9.95	$10.24	$10.51	$10.36	$10.23	$9.89
Total return	(0.67)%	2.60%	5.05%	5.20%	9.23%	8.53%
Net assets end of period (000s)	$153,328	$143,720	$63,646	$75,540	$46,548	$35,231
Ratio of expenses to average net assets	0.50%*	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	4.35%*	3.69%	1.92%	2.60%	4.23%	5.00%
Portfolio turnover rate	168%	344%	373%	193%	222%	217%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	Semiannual Report	June 30, 2006	5

Statement of Assets and Liabilities Total Return Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2006 (Unaudited)

Assets:
Investments, at value	$3,407,611
Cash	61
Foreign currency, at value	81,813
Receivable for investments sold	15,669
Receivable for investments sold on delayed-delivery basis	919
Receivable for Portfolio shares sold	23,363
Interest and dividends receivable	9,921
Variation margin receivable	2,016
Swap premiums paid	731
Unrealized appreciation on forward foreign currency contracts	1,600
Unrealized appreciation on swap agreements	941
3,544,645

Liabilities:
Payable for investments purchased	$539,396
Payable for Portfolio shares redeemed	2,491
Written options outstanding	12,179
Dividends payable	1,607
Accrued investment advisory fee	644
Accrued administration fee	644
Accrued servicing fee	330
Swap premiums received	3,127
Unrealized depreciation on forward foreign currency contracts	12,289
Unrealized depreciation on swap agreements	1,949
574,656

Net Assets	$2,969,989

Net Assets Consist of:
Paid in capital	$3,062,923
Undistributed net investment income	14,505
Accumulated undistributed net realized (loss)	(34,688)
Net unrealized (depreciation)	(72,751)
$2,969,989

Net Assets:
Institutional Class	$153,328
Administrative Class	2,812,124
Advisor Class	4,537

Shares Issued and Outstanding:
Institutional Class	15,415
Administrative Class	282,722
Advisor Class	456

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$9.95
Administrative Class	9.95
Advisor Class	9.95

Cost of Investments Owned	$3,442,782
Cost of Foreign Currency Held	$80,689
Premiums Received on Written Options	$9,947

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations Total Return Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Interest	$69,794
Dividends	409
Miscellaneous income	28
Total Income	70,231

Expenses:
Investment advisory fees	3,619
Administration fees	3,619
Servicing fees – Administrative Class	2,060
Distribution and/or serving fees – Advisor Class	1
Trustees’ fees	17
Total Expenses	9,316

Net Investment Income	60,915

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(10,853)
Net realized (loss) on futures contracts, options and swaps	(5,390)
Net realized (loss) on foreign currency transactions	(2,076)
Net change in unrealized (depreciation) on investments	(42,712)
Net change in unrealized (depreciation) on futures contracts, options and swaps	(30,889)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	7,617
Net (Loss)	(84,303)

Net (Decrease) in Net Assets Resulting from Operations	$(23,388)

See Accompanying Notes	Semiannual Report	June 30, 2006	7

Statements of Changes in Net Assets Total Return Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$60,915	$89,824
Net realized gain (loss)	(18,319)	3,530
Net change in unrealized (depreciation)	(65,984)	(30,402)
Net increase (decrease) resulting from operations	(23,388)	62,952

Distributions to Shareholders:
From net investment income
Institutional Class	(3,281)	(4,842)
Administrative Class	(58,991)	(86,714)
Advisor Class	(15)	0
From net realized capital gains
Institutional Class	0	(2,255)
Administrative Class	0	(42,750)
Advisor Class	0	0

Total Distributions	(62,287)	(136,561)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	37,370	43,745
Administrative Class	384,517	630,483
Advisor Class	4,550	0
Issued in reorganization
Institutional Class	0	88,822
Administrative Class	0	0
Advisor Class	0	0
Issued as reinvestment of distributions
Institutional Class	3,281	7,097
Administrative Class	50,219	110,757
Advisor Class	15	0
Cost of shares redeemed
Institutional Class	(26,672)	(55,888)
Administrative Class	(245,706)	(319,629)
Advisor Class	(13)	0
Net increase resulting from Portfolio share transactions	207,561	505,387

Total Increase in Net Assets	121,886	431,778

Net Assets:
Beginning of period	2,848,103	2,416,325
End of period*	$2,969,989	$2,848,103

*Including undistributed net investment income of:	$14,505	$15,877

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Total Return Portfolio	June 30, 2006 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

BANK LOAN OBLIGATIONS 0.1%
Cablevision Systems Corp.
6.670% due 02/24/2013	$7	$6
6.740% due 02/24/2013	743	740

CSC Holdings, Inc.
6.880% due 02/24/2013	743	740
6.988% due 02/24/2013	1,108	1,104

Total Bank Loan Obligations (Cost $2,600)		2,590

CORPORATE BONDS & NOTES 5.3%

BANKING & FINANCE 3.3%
American General Finance Corp.
5.489% due 03/23/2007	1,600	1,601

American International Group, Inc.
5.050% due 10/01/2015	1,300	1,215

Atlantic & Western Re Ltd.
10.990% due 01/09/2007	600	591

China Development Bank
5.000% due 10/15/2015	900	842

CIT Group Holdings, Inc.
5.276% due 01/30/2009	6,400	6,417

Citigroup, Inc.
5.520% due 12/26/2008	8,200	8,208

Export-Import Bank of China
4.875% due 07/21/2015	900	836

Export-Import Bank of Korea
4.125% due 02/10/2009	140	134

Ford Motor Credit Co.
6.374% due 03/21/2007	900	897

General Electric Capital Corp.
5.050% due 01/03/2008	14,360	14,385

Goldman Sachs Group, Inc.
5.250% due 11/10/2008	7,100	7,108

HBOS PLC
5.920% due 09/29/2049	1,100	1,015

HSBC Bank USA N.A.
5.494% due 09/21/2007	14,500	14,517

Morgan Stanley
5.276% due 02/09/2009	14,600	14,627

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	700	676

Petroleum Export Ltd.
5.265% due 06/15/2011	956	928

Phoenix Quake Ltd.
7.440% due 07/03/2008	800	811

Phoenix Quake Wind II Ltd.
8.490% due 07/03/2008	400	364

Phoenix Quake Wind Ltd.
7.440% due 07/03/2008	800	808

Premium Asset Trust
5.645% due 09/08/2007	100	100

Resona Bank Ltd.
5.850% due 09/29/2049	1,200	1,118

Royal Bank of Scotland PLC
5.125% due 07/21/2008	6,400	6,405

UFJ Finance Aruba AEC
6.750% due 07/15/2013	300	313

USB Capital IX
6.189% due 04/15/2042	900	881

Vita Capital Ltd.
6.340% due 01/01/2007	$500	$502

Wachovia Bank N.A.
5.480% due 06/27/2008	6,300	6,302
5.489% due 03/23/2009	7,100	7,100

		98,701

INDUSTRIALS 1.1%
DaimlerChrysler N.A. Holding Corp.
6.160% due 08/08/2006	900	900

El Paso Corp.
6.750% due 05/15/2009	6,000	5,955
9.625% due 05/15/2012	800	878
7.875% due 06/15/2012	5,800	5,931
7.800% due 08/01/2031	1,500	1,464

HJ Heinz Co.
6.428% due 12/01/2008	1,100	1,118

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	100	115

Pemex Project Funding Master Trust
8.000% due 11/15/2011	100	106
5.750% due 12/15/2015	2,300	2,121
8.625% due 02/01/2022	1,200	1,345
9.500% due 09/15/2027	55	66

United Airlines, Inc.
8.030% due 07/01/2011 (b)	465	475
6.071% due 03/01/2013	5,423	5,413

Viacom, Inc.
5.750% due 04/30/2011	1,000	983

Williams Cos., Inc.
6.375% due 10/01/2010	7,000	6,860

		33,730

UTILITIES 0.9%
AT&T, Inc.
4.214% due 06/05/2007	8,600	8,504

Entergy Gulf States, Inc.
6.000% due 12/01/2012	6,500	6,399
5.700% due 06/01/2015	8,300	7,822

Korea Electric Power Corp.
5.125% due 04/23/2034	90	86

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	657	642

Ras Laffan LNG III
5.838% due 09/30/2027	2,600	2,428

TPSA Finance BV
7.750% due 12/10/2008	120	125

		26,006

Total Corporate Bonds & Notes (Cost $157,270)		158,437

MUNICIPAL BONDS & NOTES 1.8%
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
5.800% due 01/01/2035	95	91

Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Notes, Series 2002
6.000% due 06/01/2017	3,700	3,906

Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2035	10,000	10,125

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	$2,900	$3,162

Iowa State Tobacco Settlement Authority Revenue Notes, Series 2005
6.500% due 06/01/2023	1,185	1,166

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2037	1,530	1,611

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.750% due 06/01/2039	5,450	6,061

New Jersey State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
4.375% due 06/01/2019	3,115	3,110

New York City, New York General Obligation Notes, Series 2005
5.000% due 03/01/2030	1,500	1,521

New York City, New York Municipal Finance Authority Water & Sewer Revenue Bonds, Series 2006-C
4.750% due 06/15/2033	17,400	17,037

New York State Environmental Facilities Corporations Revenue Notes, Series 2002
5.980% due 06/15/2023	850	914

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	3,600	3,495

Total Municipal Bonds & Notes (Cost $50,324)		52,199

U.S. GOVERNMENT AGENCIES 51.5%
Fannie Mae
2.500% due 06/15/2008	2,480	2,346
4.000% due 10/01/2018	474	439
4.500% due 08/17/2021 - 04/01/2035 (d)	2,240	2,068
4.685% due 05/25/2035	1,300	1,260
4.712% due 04/01/2035	3,351	3,284
4.752% due 04/01/2035	4,995	4,865
4.933% due 11/01/2035	363	364
4.982% due 10/01/2032	1,876	1,879
5.000% due 01/01/2018 - 07/13/2036 (d)	257,949	243,480
5.249% due 11/28/2035	302	302
5.312% due 09/22/2006	10,300	10,299
5.411% due 09/01/2040	107	108
5.500% due 04/01/2014 - 07/13/2036 (d)	1,175,621	1,131,558
5.672% due 03/25/2044	8,393	8,404
5.695% due 09/01/2034	3,155	3,140
5.702% due 11/01/2025	3	3
5.707% due 09/01/2039	118	121
5.736% due 12/01/2036	3,099	3,083
6.000% due 04/01/2016 - 08/14/2036 (d)	30,736	30,440
6.500% due 06/01/2029 - 04/01/2032 (d)	418	422
7.000% due 04/25/2023 - 06/01/2032 (d)	4,202	4,319

Federal Home Loan Bank
4.200% due 02/05/2007	2,000	1,925

Federal Housing Administration
7.430% due 01/25/2023	55	55

See Accompanying Notes	Semiannual Report	June 30, 2006	9

Schedule of Investments Total Return Portfolio (Cont.)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

Freddie Mac
4.500% due 04/01/2018 - 10/01/2018 (d)	$2,653	$2,511
5.000% due 04/01/2018 - 09/01/2035 (d)	9,788	9,345
5.211% due 02/25/2045	1,453	1,442
5.500% due 04/01/2033 - 07/13/2036 (d)	38,066	36,573
5.649% due 11/15/2030	41	41
5.699% due 09/15/2030	38	38
5.957% due 01/01/2028	3	4
6.000% due 07/01/2016 - 11/01/2033 (d)	7,206	7,141
6.045% due 07/01/2030	3	3
6.099% due 07/01/2027	3	3
6.500% due 03/01/2013 - 03/01/2034 (d)	1,156	1,170
7.000% due 06/15/2023	2,262	2,327
7.500% due 07/15/2030 - 03/01/2032 (d)	359	371
8.500% due 08/01/2024	20	21

Government National Mortgage Association
4.375% due 04/20/2026 - 05/20/2030 (d)	156	156
4.500% due 07/20/2030	22	22
4.750% due 02/20/2032	1,359	1,350
5.125% due 10/20/2029 - 11/20/2029 (d)	425	428
5.375% due 02/20/2027	7	7
5.500% due 04/15/2033 - 09/15/2033 (d)	670	650
5.667% due 06/20/2030	3	3
5.767% due 09/20/2030	33	34
6.500% due 03/15/2031 - 04/15/2032 (d)	318	322

Small Business Administration
6.030% due 02/10/2012	7,101	7,178
6.344% due 08/01/2011	880	897
7.449% due 08/01/2010	15	15
8.017% due 02/10/2010	101	106

Small Business Administration Participation Certificates
5.130% due 09/01/2023	85	82
6.290% due 01/01/2021	237	242
7.500% due 04/01/2017	1,310	1,360

Total U.S. Government Agencies (Cost $1,575,938)		1,528,006

U.S. TREASURY OBLIGATIONS 1.1%
Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007 (f)	509	511
2.375% due 01/15/2025	15,396	14,989
2.000% due 01/15/2026	16,348	14,972
3.625% due 04/15/2028	2,492	2,958

Total U.S. Treasury Obligations (Cost $36,126)		33,430

MORTGAGE-BACKED SECURITIES 3.7%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	4,785	4,618

Banc of America Commercial Mortgage, Inc.
4.875% due 06/10/2039	590	574
4.128% due 07/10/2042	395	378

Banc of America Funding Corp.
4.116% due 05/25/2035	5,662	5,459

Banc of America Mortgage Securities
6.500% due 10/25/2031	1,847	1,860
5.403% due 10/20/2032	245	245
6.500% due 09/25/2033	632	630

Bear Stearns Adjustable Rate Mortgage Trust
5.546% due 11/25/2030	$14	$14
5.340% due 02/25/2033	504	503
5.621% due 02/25/2033	330	326
5.062% due 04/25/2033	1,568	1,552
4.812% due 01/25/2034	3,826	3,754
4.750% due 10/25/2035	23,957	23,515

Bear Stearns Alt-A Trust
5.448% due 05/25/2035	9,122	9,018

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	1,998	1,959

Countrywide Alternative Loan Trust
4.673% due 08/25/2034	350	347

Countrywide Home Loan Mortgage Pass-Through Trust
5.592% due 05/25/2034	1,435	1,433
5.250% due 02/20/2036	2,404	2,358

CS First Boston Mortgage Securities Corp.
6.257% due 06/25/2032	197	197
5.672% due 10/25/2032	112	112

First Nationwide Trust
6.750% due 08/21/2031	121	121

Greenwich Capital Commercial Funding Corp.
5.317% due 06/10/2036	915	884

GS Mortgage Securities Corp. II
5.396% due 08/10/2038	905	876

GSR Mortgage Loan Trust
4.541% due 09/25/2035	24,774	24,118

Impac CMB Trust
5.572% due 04/25/2034	1,587	1,588

Indymac ARM Trust
6.648% due 01/25/2032	13	13

Merrill Lynch Mortgage Trust
4.353% due 02/12/2042	515	498

Morgan Stanley Capital I
4.050% due 01/13/2041	530	503

Prime Mortgage Trust
5.722% due 02/25/2019	327	328
5.722% due 02/25/2034	1,430	1,435

Residential Funding Mortgage Security I
6.500% due 03/25/2032	1,679	1,672

Structured Asset Mortgage Investments, Inc.
5.582% due 09/19/2032	361	362

Structured Asset Securities Corp.
6.103% due 02/25/2032	35	35
6.150% due 07/25/2032	92	93

Superannuation Members Home Loans Global Fund
5.548% due 06/15/2026	1	1

Torrens Trust
5.459% due 07/15/2031	394	394

Washington Mutual, Inc.
5.126% due 10/25/2032	433	430
5.410% due 08/25/2042	6,304	6,302
5.612% due 10/25/2045	2,969	2,988

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	9,327	9,201

Total Mortgage-Backed Securities (Cost $112,567)		110,694

ASSET-BACKED SECURITIES 0.2%
AAA Trust
5.422% due 11/26/2035	1,009	1,011

Amortizing Residential Collateral Trust
5.592% due 06/25/2032	546	547

Carrington Mortgage Loan Trust
5.402% due 06/25/2035		$491	$491

Citifinancial Mortgage Securities, Inc.
3.082% due 08/25/2033		9	9
3.221% due 10/25/2033		39	38

Conseco Finance
5.569% due 12/15/2029		110	110

EMC Mortgage Loan Trust
5.692% due 05/25/2040		902	905

GSAMP Trust
5.512% due 10/25/2033		839	840

Morgan Stanley Dean Witter Capital I
5.652% due 07/25/2032		14	14

Residential Asset Mortgage Products, Inc.
4.450% due 07/25/2028		1,145	1,134
4.230% due 05/25/2029		152	151
4.003% due 01/25/2030		143	142

Structured Asset Securities Corp.
5.371% due 01/25/2033		73	74
4.370% due 10/25/2034		525	518

Total Asset-Backed Securities (Cost $5,999)			5,984

SOVEREIGN ISSUES 0.5%
Brazilian Government International Bond
10.500% due 07/14/2014		2,340	2,823
8.000% due 01/15/2018		3,000	3,172
8.875% due 04/15/2024		90	100

Financing Corp. Fico
0.000% due 04/05/2019		840	416
0.000% due 09/26/2019		830	399

Mexico Government International Bond
8.375% due 01/14/2011		200	219

Panama Government International Bond
9.625% due 02/08/2011		480	535
8.875% due 09/30/2027		5,200	5,915
6.700% due 01/26/2036		431	397

South Africa Government International Bond
9.125% due 05/19/2009		500	538

Total Sovereign Issues (Cost $13,334)			14,514

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 1.5%
Netherlands Government Bond
3.000% due 07/15/2006	EUR	29,700	37,987

United Kingdom Gilt
4.750% due 06/07/2010	GBP	2,700	4,984
4.750% due 09/07/2015		1,000	1,853

Total Foreign Currency-Denominated Issues (Cost $44,437)			44,824

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2006 (Unaudited)

NOTIONAL
AMOUNT	VALUE
(000S)	(000S)

PURCHASED CALL OPTIONS 0.1%
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 10/04/2006	$78,500	$0
Strike @ 4.750% Exp. 08/07/2006	123,000	0
Strike @ 4.750% Exp. 08/08/2006	37,000	0
Strike @ 4.800% Exp. 12/22/2006	83,000	11
Strike @ 5.000% Exp. 03/08/2007	130,000	112
Strike @ 5.080% Exp. 04/19/2007	98,900	143
Strike @ 5.130% Exp. 10/25/2006	190,000	57
Strike @ 5.170% Exp. 02/01/2007	73,500	88
Strike @ 5.200% Exp. 05/09/2007	163,400	357
Strike @ 5.200% Exp. 05/23/2007	138,000	319
Strike @ 5.250% Exp. 06/07/2007	169,000	464
Strike @ 5.500% Exp. 06/29/2007	138,000	662

Total Purchased Call Options (Cost $5,539)		2,213

	# OF CONTRACTS
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $91.750 Exp. 12/18/2006	764	5
Strike @ $92.000 Exp. 12/18/2006	2,995	19
Strike @ $92.250 Exp. 12/18/2006	1,663	10
Strike @ $92.500 Exp. 12/18/2006	450	3
Strike @ $92.750 Exp. 12/18/2006	790	5
Strike @ $93.000 Exp. 12/18/2006	50	0

90-Day Eurodollar June Futures (CME)
Strike @ $91.000 Exp. 06/18/2007	1,328	8
Strike @ $91.250 Exp. 06/18/2007	1,855	12

90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007	987	6
Strike @ $92.250 Exp. 03/19/2007	585	4

90-Day Eurodollar September Futures (CME)
Strike @ $91.000 Exp. 09/17/2007	637	4
Strike @ $92.500 Exp. 09/18/2006	675	4

Total Purchased Put Options (Cost $121)		80

	NOTIONAL AMOUNT (000S)
PURCHASED STRADDLE OPTIONS (g) 0.0%
Call & Put – OTC U.S. dollar versus Japanese Yen Forward Delta Neutral Straddle
Strike @ $0.000 Exp. 08/23/2007	$35,000	21

Total Purchased Straddle Options (Cost $0)		21

PREFERRED STOCK 0.4%
DG Funding Trust
7.210% due 12/31/2049		1,239	$13,079

Total Preferred Stock (Cost $13,056)			13,079

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS (j) 48.5%

CERTIFICATES OF DEPOSIT 4.8%
Citibank N.A.
5.275% due 09/11/2006		$63,000	63,000

Wells Fargo Bank N.A.
5.280% due 07/11/2006		80,000	80,000

			143,000

COMMERCIAL PAPER 25.1%
Bank of America Corp.
5.040% due 08/03/2006		53,000	52,770
5.090% due 08/21/2006		30,000	29,792

Barclays U.S. Funding Corp.
5.055% due 07/18/2006		8,200	8,183
5.050% due 08/14/2006		80,700	80,225

Cox Communications, Inc.
4.720% due 07/17/2006		3,500	3,500

Danske Corp.
5.040% due 07/05/2006		54,500	54,485

Fannie Mae
5.140% due 08/01/2006		56,900	56,664

Fortis Funding LLC
5.175% due 07/10/2006		80,700	80,619

San Paolo IMI U.S. Financial Co.
5.270% due 07/05/2006		80,000	79,977

Skandinaviska Enskilda Banken AB
4.960% due 07/20/2006		79,500	79,314

Societe Generale N.A.
5.250% due 07/05/2006		8,100	8,098
5.260% due 07/05/2006		79,600	79,577

Total Captial S.A.
5.270% due 07/03/2006		43,300	43,300

UBS Finance Delaware LLC
5.235% due 08/08/2006		22,600	22,482
5.000% due 08/25/2006		47,300	46,952
5.095% due 09/22/2006		19,200	18,960

			744,898

REPURCHASE AGREEMENT 0.7%
Lehman Brothers Inc.
4.500% due 07/03/2006		20,100	20,100

(Dated 06/30/2006. Collateralized by Treasury Inflation Protected Securities 2.000% due 07/15/2014 valued at $20,579. Repurchase proceeds are $20,108.)

TRI-PARTY REPURCHASE AGREEMENT 0.2%
State Street Bank
4.900% due 07/03/2006		5,608	5,608

(Dated 06/30/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $5,722. Repurchase proceeds are $5,610.)

BELGIUM TREASURY BILL 0.3%
2.757% due 10/12/2006	EUR	8,680	11,014

FRANCE TREASURY BILLS 8.5%
2.691% due 07/06/2006-12/21/2006		198,130	251,970

GERMANY TREASURY BILLS 7.8%
2.641% due 07/12/2006-11/15/2006	EUR	181,750	$231,595

U.S. TREASURY BILLS 1.1%
4.042% due 08/31/2006-09/14/2006 (d)(e)(f)		$33,720	$33,354

Total Short-Term Instruments (Cost $1,425,471)			1,441,539

Total Investments (a) 114.7% (Cost $3,442,782)			$3,407,611

Written Options (i) (0.4%) (Premiums $9,947)			(12,179)

Other Assets and Liabilities (Net) (14.3%)			(425,443)

Net Assets 100.0%			$2,969,989

See Accompanying Notes	Semiannual Report	June 30, 2006	11

Schedule of Investments    Total Return Portfolio (Cont.)

Notes to Schedule of Investments (amounts in thousands, except number of contracts):
(a) As of June 30, 2006, portfolio securities with an aggregate market value of $155 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Security is in default.

(c) Principal amount of security is adjusted for inflation.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) Securities with an aggregate market value of $5,689 have been pledged as collateral for swap and swaption contracts on June 30, 2006.

(f) Securities with an aggregate market value of $27,691 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	4,923	$(7,046)
90-Day Eurodollar December Futures	Long	12/2007	1,045	(969)
90-Day Eurodollar June Futures	Long	06/2007	2,686	(4,502)
90-Day Eurodollar March Futures	Long	03/2007	3,609	(6,727)
90-Day Eurodollar March Futures	Long	03/2008	368	(214)
90-Day Eurodollar September Futures	Long	09/2006	727	(736)
90-Day Eurodollar September Futures	Long	09/2007	2,047	(3,020)
Euro-Bobl 5-Year Note September Futures	Long	09/2006	63	(83)
U.S. Treasury 5-Year Note September Futures	Long	09/2006	598	(321)
U.S. Treasury 10-Year Note September Futures	Long	09/2006	518	(253)
U.S. Treasury 30-Year Bond September Futures	Long	09/2006	160	(164)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP95.500	Short	12/2006	94	(51)

				$(24,086)

(g) Exercise price and premium determined on a future date, based upon implied volatility parameters.

(h) Swap agreements outstanding on June 30, 2006:
Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	5-year French CLPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	1,400	$(6)
BNP Paribas Bank	5-year French CLPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		10,200	(29)
Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.000%	12/15/2011		30,500	232
Merrill Lynch & Co., Inc.	6-month EUR-LIBOR	Receive	4.000%	12/15/2011		39,800	52
UBS Warburg LLC	5-year French CLPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,900	(3)
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2007	GBP	32,400	(272)
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/16/2011		1,800	(37)
Barclays Bank PLC	6-month GBP-LIBOR	Receive	4.000%	12/15/2035		2,900	86
Lehman Brothers, Inc.	6-month GBP-LIBOR	Pay	4.500%	09/20/2009		17,500	(422)
Merrill Lynch & Co., Inc.	6-month GBP-LIBOR	Receive	4.000%	12/15/2035		2,200	70
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	2.000%	06/15/2012	JPY	387,100	49
Morgan Stanley Dean Witter & Co.	6-month JPY-LIBOR	Receive	2.000%	06/15/2012		626,000	24
UBS Warburg LLC	6-month JPY-LIBOR	Receive	2.000%	06/15/2012		1,625,000	(46)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008		$64,200	(57)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2016		13,900	(172)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2035		5,900	(155)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		23,900	(214)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2016		6,300	(78)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2035		6,500	(173)
Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		11,000	(97)
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008		9,800	(9)

							$(1,257)

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2006 (Unaudited)

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.300%		09/20/2006	$1,800	$(1)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.100%		12/20/2006	12,400	28
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	200	4
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.320%		09/20/2007	2,100	(12)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%		09/20/2006	2,600	4
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	4,200	(20)
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%	)	12/20/2010	13,900	(63)
HSBC Bank USA	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.390%		09/20/2006	800	1
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	400	8
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		06/20/2007	1,800	37
J.P. Morgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	1,200	(13)
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.430%		06/20/2011	600	1
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	3,100	(34)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.200%		12/20/2006	9,300	166
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.460%		06/20/2007	1,300	1
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		12/20/2006	10,700	167
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%		06/20/2007	1,500	11
Wachovia Bank N.A.	Dow Jones CDX N.A. HV5 Index	Sell	0.850%		12/20/2010	5,000	(36)

							$249

+ If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will Pay to the buyer of the protection an amount up to the Notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(i) Written options outstanding on June 30, 2006:
Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$108.000	08/25/2006	1,654	$219	$52
Call - CBOT U.S. Treasury 10-Year Note September Futures	106.000	08/25/2006	185	108	49
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	1,839	320	259
Put - CME 90-Day Eurodollar March Futures	95.250	03/19/2007	116	108	238
Call - CME 90-Day Eurodollar September Futures	95.500	09/18/2006	112	30	1
Put - CME 90-Day Eurodollar September Futures	95.000	09/18/2006	209	109	303
Put - CME 90-Day Eurodollar September Futures	95.250	09/18/2006	448	347	930
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	195	103	295
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	2,975	2,357	6,303
Put - CME 90-Day Eurodollar December Futures	95.500	12/18/2006	297	331	813

				$4,032	$9,243

See Accompanying Notes	Semiannual Report	June 30, 2006	13

Schedule of Investments    Total Return Portfolio (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	4.500%	12/20/2006	GBP 53,900	$263	$586
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	$40,000	145	44
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.040%	03/08/2007	37,000	357	75
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	14,100	165	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006	36,000	473	14
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006	53,000	434	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	28,400	128	31
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.780%	08/08/2006	16,000	151	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	20,000	239	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007	19,000	212	38
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007	43,000	340	188
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007	71,500	738	424
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.300%	05/23/2007	59,000	590	354
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007	62,000	631	425
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007	60,000	663	663
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	12,900	50	14
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.240%	02/01/2007	31,800	196	120
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.325%	06/07/2007	11,000	94	73

							$5,869	$3,049

Straddle Options
Description	Counterparty	Exercise Price*	Expiration Date	Notional Amount	Premium*	Value
Call & Put - OTC U.S. dollar versus Japanese Yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$ 0.000	08/23/2007	$16,500	$14	$(93)
Call & Put - OTC U.S. dollar versus Japanese Yen Forward Delta Neutral Straddle	J.P. Morgan Chase & Co.	0.000	08/23/2007	3,000	17	(16)
Call & Put - OTC U.S. dollar versus Japanese Yen Forward Delta Neutral Straddle	J.P. Morgan Chase & Co.	0.000	08/24/2007	1,000	4	(4)

					$46	$(113)

* Exercise price and final premium determined on a future date, based upon implied volatility parameters.

(j) Forward foreign currency contracts outstanding on June 30, 2006:
Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	3,804	07/2006	$112	$0	$112
Sell		3,803	07/2006	0	(95)	(95)
Buy		1,608	09/2006	41	0	41
Buy	CAD	10,212	07/2006	0	(105)	(105)
Buy	CLP	854,883	07/2006	0	(37)	(37)
Sell		854,884	07/2006	15	(2)	13
Buy		615,000	08/2006	0	(13)	(13)
Buy		94,184	09/2006	2	0	2
Buy	CNY	23,779	03/2007	0	(22)	(22)
Buy	EUR	5,966	07/2006	137	0	137
Sell		433,474	07/2006	695	(8,630)	(7,935)
Buy		13	12/2006	0	0	0
Buy	GBP	3,048	07/2006	21	0	21
Buy	INR	51,600	08/2006	0	(30)	(30)
Sell		50,590	08/2006	20	0	20
Buy		34,136	09/2006	0	(16)	(16)
Buy	JPY	9,727,278	08/2006	0	(2,670)	(2,670)
Buy	KRW	966,900	07/2006	32	0	32
Sell		966,900	07/2006	0	(11)	(11)
Buy		1,503,584	08/2006	28	0	28
Sell		230,950	08/2006	0	(6)	(6)
Buy		3,109,199	09/2006	67	0	67
Sell		2,194,499	09/2006	0	(63)	(63)
Buy		4,130,499	05/2007	0	(9)	(9)
Buy	MXN	23,220	08/2006	0	(143)	(143)
Sell		15,940	08/2006	35	0	35
Buy		5,620	09/2006	0	(29)	(29)
Buy	PEN	8,692	08/2006	62	0	62

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2006 (Unaudited)

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell		8,692	08/2006	$0	$(89)	$(89)
Buy		1,762	09/2006	12	0	12
Sell		1,762	09/2006	0	(19)	(19)
Buy	PLN	1,414	09/2006	5	0	5
Buy		1,500	11/2006	0	(12)	(12)
Buy	RUB	12,595	07/2006	20	0	20
Sell		12,596	07/2006	0	(4)	(4)
Buy		60,141	08/2006	107	0	107
Sell		53,107	08/2006	0	(73)	(73)
Buy		27,885	09/2006	22	0	22
Buy	SGD	746	07/2006	9	0	9
Sell		746	07/2006	0	(8)	(8)
Buy		5,695	08/2006	62	(8)	54
Sell		4,003	08/2006	0	(52)	(52)
Buy		1,116	09/2006	13	0	13
Buy	SKK	83,996	09/2006	75	0	75
Sell		44,840	09/2006	0	(59)	(59)
Buy	TWD	70,791	08/2006	0	(46)	(46)
Sell		37,104	08/2006	1	0	1
Buy		16,682	09/2006	0	(5)	(5)
Sell		16,682	09/2006	0	0	0
Buy	ZAR	964	08/2006	0	(22)	(22)
Sell		964	08/2006	7	0	7
Buy		964	10/2006	0	(7)	(7)
Buy		148	11/2006	0	(4)	(4)

				$1,600	$(12,289)	$(10,689)

See Accompanying Notes	Semiannual Report	June 30, 2006	15

Notes to Financial Statements

1.  ORGANIZATION

The Total Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented in these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events. When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income.  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related or asset-backed securities are recorded as components of interest income in the Statement of Operations.

Dividends and Distributions to Shareholders.  Dividends from net investment income, if any, are declared on each day the Portfolio is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year. Most shareholders choose to reinvest their dividends and capital gain distribution in additional shares of the Portfolio.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to

16	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations.  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Delayed-Delivery Transactions.  The Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Federal Income Taxes.  The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency.  The accounting records of the Portfolio are maintained in U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollar based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	PEN	Peruvian New Sol
CLP	Chilean Peso	PLN	Polish Zloty
CNY	Chinese Yuan Renminbi	RUB	Russian Ruble
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	SKK	Slovakian Koruna
INR	Indian Rupee	TWD	Taiwan Dollar
JPY	Japanese Yen	ZAR	South African Rand
KRW	South Korean Won

Forward Currency Transactions.  The Portfolio may enter into forward currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts.  The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Guarantees and Indemnifications.  Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

Inflation-Indexed Bonds.  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Loan Participant and Assignments.  The Portfolio may invest in direct debt instruments which are interests in amounts owned by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other

Semiannual Report	June 30, 2006	17

Notes to Financial Statements (Cont.)

financial institution (the “lender”) that acts as agent for all holders. Then agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the end of the period, the Portfolio had no unfunded loan commitments.

Options Contracts.  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Certain options may be written with premiums to determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements.  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under triparty repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Mortgage-Related and Other Asset-Backed Securities.  The Portfolio may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs are included in interest income in the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income in the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Swap Agreements.  The Portfolio may engage in swap transactions, including, but not limited to, swap agreements on interest rate and credit default to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, a Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for federal income tax purposes is uncertain. Were the Internal Revenue Service to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for federal income tax purposes, payments received by the Portfolio from such investments might be subject to income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement

18	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

period are reflected as such in the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

U.S. Government Agencies or Government-Sponsored Enterprises.  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

New Accounting Policies.  In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the application of the Interpretation to the Portfolio and will provide additional information in relation to the Interpretation in the Portfolio’s annual financial statements for the year ending December 31, 2006.

3.  FEES, EXPENSES, AND RELATED PARTY TRANSACTIONS

Investment Advisory Fee.  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee.  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee is charged at the annual rate of 0.25%.

Distribution and Servicing Fees.  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

Expenses.  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

For the current period ended June 30, 2006, each unaffiliated Trustee received an annual retainer of $15,000, plus $2,000 for each Board of Trustees quarterly meeting attended, $500 for each Board of Trustees committee meeting attended and $500 for each special board meeting attended, plus reimbursement of related expenses. In addition, each Committee Chair received an additional annual retainer of $500 and each Audit Committee Chair received an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2006 were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$ 3,483,913	$ 3,849,012	$ 258,320	$ 224,153

Semiannual Report	June 30, 2006	19

Notes to Financial Statements (Cont.)

5.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	# of Contracts	Notional Amount in $		Notional Amount in GBP	Premium
Balance at 12/31/2005	6,803	$359,600	GBP	57,200	$7,607
Sales	6,512	544,200		0	5,852
Closing Buys	0	(169,900)		0	(1,267)
Expirations	(5,062)	(98,700)		(3,300)	(2,085)
Exercised	(223)	0		0	(160)
Balance at 06/30/2006	8,030	$635,200	GBP	53,900	$9,947

6.  REORGANIZATION

The Acquiring Portfolio (“Total Return Portfolio”), as listed below, acquired the assets and certain liabilities of the Acquired Fund (“CIGNA Times Square VP Core Plus Bond Fund”), also listed below, in a tax-free exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio’s shareholders (shares and amounts in thousands):

Acquiring Portfolio	Acquired Fund	Date	Shares Issued by Acquiring Portfolio	Value of Shares Issued by Acquiring Portfolio	Total Net Assets of Acquired Fund	Total Net Assets of Acquiring Portfolio	Total net Assets of Acquiring Portfolio After Acquisition	Acquired Fund’s Unrealized Appreciation
Total Return Portfolio	Times Square VP Core Plus Bond Fund	April 22, 2005	8,435	$88,822	$88,822	$2,474,546	$2,563,368	$710

7.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2006		Year Ended 12/31/2005
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	3,699	$37,370	4,171	$43,745
Administrative Class	38,033	384,517	60,180	630,483
Advisor Class	455	4,550	0	0
Issued in reorganization
Institutional Class	0	0	8,435	88,822
Administrative Class	0	0	0	0
Advisor Class	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	325	3,281	683	7,097
Administrative Class	4,979	50,219	10,667	110,757
Advisor Class	2	15	0	0
Cost of shares redeemed
Institutional Class	(2,642)	(26,672)	(5,309)	(55,888)
Administrative Class	(24,338)	(245,706)	(30,537)	(319,629)
Advisor Class	(1)	(13)	0	0
Net increase resulting from Portfolio share transactions	20,512	$207,561	48,290	$505,387

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	4	90
Administrative Class	4	55	*
Advisor Class	2	98

* One of the shareholders, Allianz Life Insurance Co. of North America, is an indirect wholly owned subsidiary of AGI and a related party to the Portfolio.

20	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

8.  FEDERAL INCOME TAX MATTERS

As of June 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 23,153	$ (58,324)	$ (35,171)

9.  REGULATORY AND LITIGATION MATTERS

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the PIMCO Funds, the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees and employees of the PIMCO Funds, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of PIMCO Funds and the Allianz Funds and the this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds themselves against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the PIMCO Funds and Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Portfolios of the Trust. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the PIMCO Funds have been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

Certain Portfolios of the Trust were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain Portfolios of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain Portfolios of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Portfolios. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolios or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolios.

Semiannual Report	June 30, 2006	21

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Advisor

Semiannual Report June 30, 2006

PIMCO

PIMCO Variable Insurance Trust

Total Return Portfolio

A company of Allianz Global Investors

Share Class Advisor

Semiannual Report June 30, 2006

PIMCO Variable Insurance Trust

Total Return Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust covering the six-month period ended June 30, 2006.

Highlights of the global bond markets during the six-month period included:

■	Most fixed-income sectors lost ground during the first half of 2006, as concern about accelerating inflation and central bank tightening pushed interest rates higher worldwide. The benchmark Lehman Brothers Aggregate Bond Index (which includes Treasury, Investment-Grade Corporate, and Residential Mortgage-Backed Securities) returned -0.72% for the first six months of the year. On June 30, the benchmark ten-year Treasury yielded 5.14%, 0.75% higher than at the start of the year. The U.S. yield curve remained flat as shorter-maturity yields rose by a comparable amount.

■	The Federal Reserve tightened four times during the reporting period, bringing the Federal Funds Rate to 5.25%. The increase near the end of the period was the Federal Reserve’s 17th consecutive rate hike since the start of its tightening cycle in 2004. The Federal Reserve was not alone, as central banks in Europe, India, and China tightened credit in unison for the first time since 2000. The Bank of Japan, whose zero-interest-rate policy has flooded global markets with liquidity, looked set to reverse this policy in the coming months.

In these pages please find a more complete Portfolio review as it relates to financial-market activities, as well as details about total-return investment performance for the six-month reporting period. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2006

Semiannual Report	June 30, 2006	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the Total Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, non-U.S. investment risk, currency risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Examples would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2006 to June 30, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel or litigation expense).

Portfolio Benchmark

Lehman Brothers Aggregate Bond Index represents securities that are taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in this index.

Semiannual Report	June 30, 2006	3

PIMCO Total Return Portfolio

Cumulative Returns Through June 30, 2006

                  Total Return                 Lehman Brothers
             Portfolio Advisor Class         Aggregate Bond Index
             -----------------------         --------------------
02/28/2006           $10,000                       $10,000
03/31/2006             9,890                         9,902
04/30/2006             9,894                         9,884
05/31/2006             9,860                         9,873
06/30/2006             9,859                         9,894

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Advisor Class.

Sector Breakdown‡

U.S. Government Agencies	44.8%
Short-Term Instruments	42.3%
Corporate Bonds & Notes	4.6%
Mortgage-Backed Securities	3.2%
Other	5.1%

‡	% of Total Investments as of June 30, 2006

Cumulative Total Return for the period ended June 30, 2006
Since Inception (02/28/06)
PIMCO Total Return Portfolio Advisor Class	-1.41%
Lehman Brothers Aggregate Bond Index	-1.06%

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (02/28/06)	$1,000.00	$1,000.00
Ending Account Value (06/30/06)	$985.90	$1,014.32
Expenses Paid During Period†	$2.51	$2.55

† Expenses are equal to the Portfolio’s Advisor Class annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 123/365 (to reflect the period since the Portfolio’s Advisor Class shares commenced operations on 02/28/06). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for a description of the Portfolio’s benchmark and an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO Total Return Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed-Income Instruments of varying maturities.

»	The Portfolio’s above-benchmark duration detracted from returns as yields rose in the first half of the year.

»	An emphasis on short-term maturities detracted from performance as short-term yields rose more than longer-dated yields. The Federal Reserve continued with its tightening policy, sending short-term rates higher while intermediate- and longer-term rates shifted higher.

»	An overweight to mortgages contributed to returns as this sector outperformed like-duration Treasuries.

»	An underweight to corporate securities detracted from returns as this sector outperformed like-duration Treasuries.

»	Strategies designed to benefit when Euroland bonds underperform Treasuries added to returns as European yields increased more than yields in the U.S.

»	An allocation to the Yen and the Euro was positive for returns, as both currencies appreciated relative to the dollar.

»	Emerging Market bonds added to performance, as strong demand for their attractive yields and improving credit fundamentals caused yield premiums to decline.

»	A tactical allocation to municipal bonds was positive for performance as municipal yields rose less than Treasury yields.

4	PIMCO Variable Insurance Trust

Financial Highlights Total Return Portfolio

Selected Per Share Data for the Period Ended:	02/28/2006- 06/30/2006+

Advisor Class
Net asset value beginning of period	$10.24
Net investment income (a)	0.15
Net realized/unrealized (loss) on investments (a)	(0.29)
Total (loss) from investment operations	(0.14)
Dividends from net investment income	(0.15)
Total distributions	(0.15)
Net asset value end of period	$9.95
Total return	(1.41)%
Net assets end of period (000s)	$4,537
Ratio of expenses to average net assets	0.75%*
Ratio of net investment income to average net assets	4.53%*
Portfolio turnover rate	168%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	Semiannual Report	June 30, 2006	5

Statement of Assets and Liabilities Total Return Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2006 (Unaudited)

Assets:
Investments, at value	$3,407,611
Cash	61
Foreign currency, at value	81,813
Receivable for investments sold	15,669
Receivable for investments sold on delayed-delivery basis	919
Receivable for Portfolio shares sold	23,363
Interest and dividends receivable	9,921
Variation margin receivable	2,016
Swap premiums paid	731
Unrealized appreciation on forward foreign currency contracts	1,600
Unrealized appreciation on swap agreements	941
3,544,645

Liabilities:
Payable for investments purchased	$539,396
Payable for Portfolio shares redeemed	2,491
Written options outstanding	12,179
Dividends payable	1,607
Accrued investment advisory fee	644
Accrued administration fee	644
Accrued servicing fee	330
Swap premiums received	3,127
Unrealized depreciation on forward foreign currency contracts	12,289
Unrealized depreciation on swap agreements	1,949
574,656

Net Assets	$2,969,989

Net Assets Consist of:
Paid in capital	$3,062,923
Undistributed net investment income	14,505
Accumulated undistributed net realized (loss)	(34,688)
Net unrealized (depreciation)	(72,751)
$2,969,989

Net Assets:
Institutional Class	$153,328
Administrative Class	2,812,124
Advisor Class	4,537

Shares Issued and Outstanding:
Institutional Class	15,415
Administrative Class	282,722
Advisor Class	456

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$9.95
Administrative Class	9.95
Advisor Class	9.95

Cost of Investments Owned	$3,442,782
Cost of Foreign Currency Held	$80,689
Premiums Received on Written Options	$9,947

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations Total Return Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Interest	$69,794
Dividends	409
Miscellaneous income	28
Total Income	70,231

Expenses:
Investment advisory fees	3,619
Administration fees	3,619
Servicing fees – Administrative Class	2,060
Distribution and/or serving fees – Advisor Class	1
Trustees’ fees	17
Total Expenses	9,316

Net Investment Income	60,915

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(10,853)
Net realized (loss) on futures contracts, options and swaps	(5,390)
Net realized (loss) on foreign currency transactions	(2,076)
Net change in unrealized (depreciation) on investments	(42,712)
Net change in unrealized (depreciation) on futures contracts, options and swaps	(30,889)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	7,617
Net (Loss)	(84,303)

Net (Decrease) in Net Assets Resulting from Operations	$(23,388)

See Accompanying Notes	Semiannual Report	June 30, 2006	7

Statements of Changes in Net Assets Total Return Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$60,915	$89,824
Net realized gain (loss)	(18,319)	3,530
Net change in unrealized (depreciation)	(65,984)	(30,402)
Net increase (decrease) resulting from operations	(23,388)	62,952

Distributions to Shareholders:
From net investment income
Institutional Class	(3,281)	(4,842)
Administrative Class	(58,991)	(86,714)
Advisor Class	(15)	0
From net realized capital gains
Institutional Class	0	(2,255)
Administrative Class	0	(42,750)
Advisor Class	0	0

Total Distributions	(62,287)	(136,561)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	37,370	43,745
Administrative Class	384,517	630,483
Advisor Class	4,550	0
Issued in reorganization
Institutional Class	0	88,822
Administrative Class	0	0
Advisor Class	0	0
Issued as reinvestment of distributions
Institutional Class	3,281	7,097
Administrative Class	50,219	110,757
Advisor Class	15	0
Cost of shares redeemed
Institutional Class	(26,672)	(55,888)
Administrative Class	(245,706)	(319,629)
Advisor Class	(13)	0
Net increase resulting from Portfolio share transactions	207,561	505,387

Total Increase in Net Assets	121,886	431,778

Net Assets:
Beginning of period	2,848,103	2,416,325
End of period*	$2,969,989	$2,848,103

*Including undistributed net investment income of:	$14,505	$15,877

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Total Return Portfolio	June 30, 2006 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
BANK LOAN OBLIGATIONS 0.1%
Cablevision Systems Corp.
6.670% due 02/24/2013	$7	$6
6.740% due 02/24/2013	743	740

CSC Holdings, Inc.
6.880% due 02/24/2013	743	740
6.988% due 02/24/2013	1,108	1,104

Total Bank Loan Obligations (Cost $2,600)		2,590

CORPORATE BONDS & NOTES 5.3%

BANKING & FINANCE 3.3%
American General Finance Corp.
5.489% due 03/23/2007	1,600	1,601

American International Group, Inc.
5.050% due 10/01/2015	1,300	1,215

Atlantic & Western Re Ltd.
10.990% due 01/09/2007	600	591

China Development Bank
5.000% due 10/15/2015	900	842

CIT Group Holdings, Inc.
5.276% due 01/30/2009	6,400	6,417

Citigroup, Inc.
5.520% due 12/26/2008	8,200	8,208

Export-Import Bank of China
4.875% due 07/21/2015	900	836

Export-Import Bank of Korea
4.125% due 02/10/2009	140	134

Ford Motor Credit Co.
6.374% due 03/21/2007	900	897

General Electric Capital Corp.
5.050% due 01/03/2008	14,360	14,385

Goldman Sachs Group, Inc.
5.250% due 11/10/2008	7,100	7,108

HBOS PLC
5.920% due 09/29/2049	1,100	1,015

HSBC Bank USA N.A.
5.494% due 09/21/2007	14,500	14,517

Morgan Stanley
5.276% due 02/09/2009	14,600	14,627

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	700	676

Petroleum Export Ltd.
5.265% due 06/15/2011	956	928

Phoenix Quake Ltd.
7.440% due 07/03/2008	800	811

Phoenix Quake Wind II Ltd.
8.490% due 07/03/2008	400	364

Phoenix Quake Wind Ltd.
7.440% due 07/03/2008	800	808

Premium Asset Trust
5.645% due 09/08/2007	100	100

Resona Bank Ltd.
5.850% due 09/29/2049	1,200	1,118

Royal Bank of Scotland PLC
5.125% due 07/21/2008	6,400	6,405

UFJ Finance Aruba AEC
6.750% due 07/15/2013	300	313

USB Capital IX
6.189% due 04/15/2042	900	881

Vita Capital Ltd.
6.340% due 01/01/2007	$500	$502

Wachovia Bank N.A.
5.480% due 06/27/2008	6,300	6,302
5.489% due 03/23/2009	7,100	7,100

		98,701

INDUSTRIALS 1.1%
DaimlerChrysler N.A. Holding Corp.
6.160% due 08/08/2006	900	900

El Paso Corp.
6.750% due 05/15/2009	6,000	5,955
9.625% due 05/15/2012	800	878
7.875% due 06/15/2012	5,800	5,931
7.800% due 08/01/2031	1,500	1,464

HJ Heinz Co.
6.428% due 12/01/2008	1,100	1,118

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	100	115

Pemex Project Funding Master Trust
8.000% due 11/15/2011	100	106
5.750% due 12/15/2015	2,300	2,121
8.625% due 02/01/2022	1,200	1,345
9.500% due 09/15/2027	55	66

United Airlines, Inc.
8.030% due 07/01/2011 (b)	465	475
6.071% due 03/01/2013	5,423	5,413

Viacom, Inc.
5.750% due 04/30/2011	1,000	983

Williams Cos., Inc.
6.375% due 10/01/2010	7,000	6,860

		33,730

UTILITIES 0.9%
AT&T, Inc.
4.214% due 06/05/2007	8,600	8,504

Entergy Gulf States, Inc.
6.000% due 12/01/2012	6,500	6,399
5.700% due 06/01/2015	8,300	7,822

Korea Electric Power Corp.
5.125% due 04/23/2034	90	86

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	657	642

Ras Laffan LNG III
5.838% due 09/30/2027	2,600	2,428

TPSA Finance BV
7.750% due 12/10/2008	120	125

		26,006

Total Corporate Bonds & Notes (Cost $157,270)		158,437

MUNICIPAL BONDS & NOTES 1.8%
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
5.800% due 01/01/2035	95	91

Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Notes, Series 2002
6.000% due 06/01/2017	3,700	3,906

Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2035	10,000	10,125

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	$2,900	$3,162

Iowa State Tobacco Settlement Authority Revenue Notes, Series 2005
6.500% due 06/01/2023	1,185	1,166

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2037	1,530	1,611

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.750% due 06/01/2039	5,450	6,061

New Jersey State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
4.375% due 06/01/2019	3,115	3,110

New York City, New York General Obligation Notes, Series 2005
5.000% due 03/01/2030	1,500	1,521

New York City, New York Municipal Finance Authority Water & Sewer Revenue Bonds, Series 2006-C
4.750% due 06/15/2033	17,400	17,037

New York State Environmental Facilities Corporations Revenue Notes, Series 2002
5.980% due 06/15/2023	850	914

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	3,600	3,495

Total Municipal Bonds & Notes (Cost $50,324)		52,199

U.S. GOVERNMENT AGENCIES 51.5%
Fannie Mae
2.500% due 06/15/2008	2,480	2,346
4.000% due 10/01/2018	474	439
4.500% due 08/17/2021 - 04/01/2035 (d)	2,240	2,068
4.685% due 05/25/2035	1,300	1,260
4.712% due 04/01/2035	3,351	3,284
4.752% due 04/01/2035	4,995	4,865
4.933% due 11/01/2035	363	364
4.982% due 10/01/2032	1,876	1,879
5.000% due 01/01/2018 - 07/13/2036 (d)	257,949	243,480
5.249% due 11/28/2035	302	302
5.312% due 09/22/2006	10,300	10,299
5.411% due 09/01/2040	107	108
5.500% due 04/01/2014 - 07/13/2036 (d)	1,175,621	1,131,558
5.672% due 03/25/2044	8,393	8,404
5.695% due 09/01/2034	3,155	3,140
5.702% due 11/01/2025	3	3
5.707% due 09/01/2039	118	121
5.736% due 12/01/2036	3,099	3,083
6.000% due 04/01/2016 - 08/14/2036 (d)	30,736	30,440
6.500% due 06/01/2029 - 04/01/2032 (d)	418	422
7.000% due 04/25/2023 - 06/01/2032 (d)	4,202	4,319

Federal Home Loan Bank
4.200% due 02/05/2007	2,000	1,925

Federal Housing Administration
7.430% due 01/25/2023	55	55

See Accompanying Notes	Semiannual Report	June 30, 2006	9

Schedule of Investments Total Return Portfolio (Cont.)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
Freddie Mac
4.500% due 04/01/2018 - 10/01/2018 (d)	$2,653	$2,511
5.000% due 04/01/2018 - 09/01/2035 (d)	9,788	9,345
5.211% due 02/25/2045	1,453	1,442
5.500% due 04/01/2033 - 07/13/2036 (d)	38,066	36,573
5.649% due 11/15/2030	41	41
5.699% due 09/15/2030	38	38
5.957% due 01/01/2028	3	4
6.000% due 07/01/2016 - 11/01/2033 (d)	7,206	7,141
6.045% due 07/01/2030	3	3
6.099% due 07/01/2027	3	3
6.500% due 03/01/2013 - 03/01/2034 (d)	1,156	1,170
7.000% due 06/15/2023	2,262	2,327
7.500% due 07/15/2030 - 03/01/2032 (d)	359	371
8.500% due 08/01/2024	20	21

Government National Mortgage Association
4.375% due 04/20/2026 - 05/20/2030 (d)	156	156
4.500% due 07/20/2030	22	22
4.750% due 02/20/2032	1,359	1,350
5.125% due 10/20/2029 - 11/20/2029 (d)	425	428
5.375% due 02/20/2027	7	7
5.500% due 04/15/2033 - 09/15/2033 (d)	670	650
5.667% due 06/20/2030	3	3
5.767% due 09/20/2030	33	34
6.500% due 03/15/2031 - 04/15/2032 (d)	318	322

Small Business Administration
6.030% due 02/10/2012	7,101	7,178
6.344% due 08/01/2011	880	897
7.449% due 08/01/2010	15	15
8.017% due 02/10/2010	101	106

Small Business Administration Participation Certificates
5.130% due 09/01/2023	85	82
6.290% due 01/01/2021	237	242
7.500% due 04/01/2017	1,310	1,360

Total U.S. Government Agencies (Cost $1,575,938)		1,528,006

U.S. TREASURY OBLIGATIONS 1.1%
Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007 (f)	509	511
2.375% due 01/15/2025	15,396	14,989
2.000% due 01/15/2026	16,348	14,972
3.625% due 04/15/2028	2,492	2,958

Total U.S. Treasury Obligations (Cost $36,126)		33,430

MORTGAGE-BACKED SECURITIES 3.7%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	4,785	4,618

Banc of America Commercial Mortgage, Inc.
4.875% due 06/10/2039	590	574
4.128% due 07/10/2042	395	378

Banc of America Funding Corp.
4.116% due 05/25/2035	5,662	5,459

Banc of America Mortgage Securities
6.500% due 10/25/2031	1,847	1,860
5.403% due 10/20/2032	245	245
6.500% due 09/25/2033	632	630

Bear Stearns Adjustable Rate Mortgage Trust
5.546% due 11/25/2030	$14	$14
5.340% due 02/25/2033	504	503
5.621% due 02/25/2033	330	326
5.062% due 04/25/2033	1,568	1,552
4.812% due 01/25/2034	3,826	3,754
4.750% due 10/25/2035	23,957	23,515

Bear Stearns Alt-A Trust
5.448% due 05/25/2035	9,122	9,018

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	1,998	1,959

Countrywide Alternative Loan Trust
4.673% due 08/25/2034	350	347

Countrywide Home Loan Mortgage Pass-Through Trust
5.592% due 05/25/2034	1,435	1,433
5.250% due 02/20/2036	2,404	2,358

CS First Boston Mortgage Securities Corp.
6.257% due 06/25/2032	197	197
5.672% due 10/25/2032	112	112

First Nationwide Trust
6.750% due 08/21/2031	121	121

Greenwich Capital Commercial Funding Corp.
5.317% due 06/10/2036	915	884

GS Mortgage Securities Corp. II
5.396% due 08/10/2038	905	876

GSR Mortgage Loan Trust
4.541% due 09/25/2035	24,774	24,118

Impac CMB Trust
5.572% due 04/25/2034	1,587	1,588

Indymac ARM Trust
6.648% due 01/25/2032	13	13

Merrill Lynch Mortgage Trust
4.353% due 02/12/2042	515	498

Morgan Stanley Capital I
4.050% due 01/13/2041	530	503

Prime Mortgage Trust
5.722% due 02/25/2019	327	328
5.722% due 02/25/2034	1,430	1,435

Residential Funding Mortgage Security I
6.500% due 03/25/2032	1,679	1,672

Structured Asset Mortgage Investments, Inc.
5.582% due 09/19/2032	361	362

Structured Asset Securities Corp.
6.103% due 02/25/2032	35	35
6.150% due 07/25/2032	92	93

Superannuation Members Home Loans Global Fund
5.548% due 06/15/2026	1	1

Torrens Trust
5.459% due 07/15/2031	394	394

Washington Mutual, Inc.
5.126% due 10/25/2032	433	430
5.410% due 08/25/2042	6,304	6,302
5.612% due 10/25/2045	2,969	2,988

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	9,327	9,201

Total Mortgage-Backed Securities (Cost $112,567)		110,694

ASSET-BACKED SECURITIES 0.2%
AAA Trust
5.422% due 11/26/2035	1,009	1,011

Amortizing Residential Collateral Trust
5.592% due 06/25/2032	546	547

Carrington Mortgage Loan Trust
5.402% due 06/25/2035		$491	$491

Citifinancial Mortgage Securities, Inc.
3.082% due 08/25/2033		9	9
3.221% due 10/25/2033		39	38

Conseco Finance
5.569% due 12/15/2029		110	110

EMC Mortgage Loan Trust
5.692% due 05/25/2040		902	905

GSAMP Trust
5.512% due 10/25/2033		839	840

Morgan Stanley Dean Witter Capital I
5.652% due 07/25/2032		14	14

Residential Asset Mortgage Products, Inc.
4.450% due 07/25/2028		1,145	1,134
4.230% due 05/25/2029		152	151
4.003% due 01/25/2030		143	142

Structured Asset Securities Corp.
5.371% due 01/25/2033		73	74
4.370% due 10/25/2034		525	518

Total Asset-Backed Securities (Cost $5,999)			5,984

SOVEREIGN ISSUES 0.5%
Brazilian Government International Bond
10.500% due 07/14/2014		2,340	2,823
8.000% due 01/15/2018		3,000	3,172
8.875% due 04/15/2024		90	100

Financing Corp. Fico
0.000% due 04/05/2019		840	416
0.000% due 09/26/2019		830	399

Mexico Government International Bond
8.375% due 01/14/2011		200	219

Panama Government International Bond
9.625% due 02/08/2011		480	535
8.875% due 09/30/2027		5,200	5,915
6.700% due 01/26/2036		431	397

South Africa Government International Bond
9.125% due 05/19/2009		500	538

Total Sovereign Issues (Cost $13,334)			14,514

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 1.5%
Netherlands Government Bond
3.000% due 07/15/2006	EUR	29,700	37,987

United Kingdom Gilt
4.750% due 06/07/2010	GBP	2,700	4,984
4.750% due 09/07/2015		1,000	1,853

Total Foreign Currency-Denominated Issues (Cost $44,437)			44,824

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2006 (Unaudited)

	NOTIONAL
	AMOUNT	VALUE
	(000S)	(000S)
PURCHASED CALL OPTIONS 0.1%
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 10/04/2006	$78,500	$0
Strike @ 4.750% Exp. 08/07/2006	123,000	0
Strike @ 4.750% Exp. 08/08/2006	37,000	0
Strike @ 4.800% Exp. 12/22/2006	83,000	11
Strike @ 5.000% Exp. 03/08/2007	130,000	112
Strike @ 5.080% Exp. 04/19/2007	98,900	143
Strike @ 5.130% Exp. 10/25/2006	190,000	57
Strike @ 5.170% Exp. 02/01/2007	73,500	88
Strike @ 5.200% Exp. 05/09/2007	163,400	357
Strike @ 5.200% Exp. 05/23/2007	138,000	319
Strike @ 5.250% Exp. 06/07/2007	169,000	464
Strike @ 5.500% Exp. 06/29/2007	138,000	662

Total Purchased Call Options (Cost $5,539)		2,213

	# OF CONTRACTS
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $91.750 Exp. 12/18/2006	764	5
Strike @ $92.000 Exp. 12/18/2006	2,995	19
Strike @ $92.250 Exp. 12/18/2006	1,663	10
Strike @ $92.500 Exp. 12/18/2006	450	3
Strike @ $92.750 Exp. 12/18/2006	790	5
Strike @ $93.000 Exp. 12/18/2006	50	0

90-Day Eurodollar June Futures (CME)
Strike @ $91.000 Exp. 06/18/2007	1,328	8
Strike @ $91.250 Exp. 06/18/2007	1,855	12

90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007	987	6
Strike @ $92.250 Exp. 03/19/2007	585	4

90-Day Eurodollar September Futures (CME)
Strike @ $91.000 Exp. 09/17/2007	637	4
Strike @ $92.500 Exp. 09/18/2006	675	4

Total Purchased Put Options (Cost $121)		80

	NOTIONAL AMOUNT (000S)
PURCHASED STRADDLE OPTIONS (g) 0.0%
Call & Put – OTC U.S. dollar versus Japanese Yen Forward Delta Neutral Straddle
Strike @ $0.000 Exp. 08/23/2007	$35,000	21

Total Purchased Straddle Options (Cost $0)		21

PREFERRED STOCK 0.4%
DG Funding Trust
7.210% due 12/31/2049		1,239	$13,079

Total Preferred Stock (Cost $13,056)			13,079

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS (j) 48.5%

CERTIFICATES OF DEPOSIT 4.8%
Citibank N.A.
5.275% due 09/11/2006		$63,000	63,000

Wells Fargo Bank N.A.
5.280% due 07/11/2006		80,000	80,000

			143,000

COMMERCIAL PAPER 25.1%
Bank of America Corp.
5.040% due 08/03/2006		53,000	52,770
5.090% due 08/21/2006		30,000	29,792

Barclays U.S. Funding Corp.
5.055% due 07/18/2006		8,200	8,183
5.050% due 08/14/2006		80,700	80,225

Cox Communications, Inc.
4.720% due 07/17/2006		3,500	3,500

Danske Corp.
5.040% due 07/05/2006		54,500	54,485

Fannie Mae
5.140% due 08/01/2006		56,900	56,664

Fortis Funding LLC
5.175% due 07/10/2006		80,700	80,619

San Paolo IMI U.S. Financial Co.
5.270% due 07/05/2006		80,000	79,977

Skandinaviska Enskilda Banken AB
4.960% due 07/20/2006		79,500	79,314

Societe Generale N.A.
5.250% due 07/05/2006		8,100	8,098
5.260% due 07/05/2006		79,600	79,577

Total Captial S.A.
5.270% due 07/03/2006		43,300	43,300

UBS Finance Delaware LLC
5.235% due 08/08/2006		22,600	22,482
5.000% due 08/25/2006		47,300	46,952
5.095% due 09/22/2006		19,200	18,960

			744,898

REPURCHASE AGREEMENT 0.7%
Lehman Brothers Inc.
4.500% due 07/03/2006		20,100	20,100

(Dated 06/30/2006. Collateralized by Treasury Inflation Protected Securities 2.000% due 07/15/2014 valued at $20,579. Repurchase proceeds are $20,108.)

TRI-PARTY REPURCHASE AGREEMENT 0.2%
State Street Bank
4.900% due 07/03/2006		5,608	5,608

(Dated 06/30/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $5,722. Repurchase proceeds are $5,610.)

BELGIUM TREASURY BILL 0.3%
2.757% due 10/12/2006	EUR	8,680	11,014

FRANCE TREASURY BILLS 8.5%
2.691% due 07/06/2006-12/21/2006		198,130	251,970

GERMANY TREASURY BILLS 7.8%
2.641% due 07/12/2006-11/15/2006	EUR	181,750	$231,595

U.S. TREASURY BILLS 1.1%
4.042% due 08/31/2006-09/14/2006 (d)(e)(f)		$33,720	$33,354

Total Short-Term Instruments (Cost $1,425,471)			1,441,539

Total Investments (a) 114.7% (Cost $3,442,782)			$3,407,611

Written Options (i) (0.4%) (Premiums $9,947)			(12,179)

Other Assets and Liabilities (Net) (14.3%)			(425,443)

Net Assets 100.0%			$2,969,989

See Accompanying Notes	Semiannual Report	June 30, 2006	11

Schedule of Investments    Total Return Portfolio (Cont.)

Notes to Schedule of Investments (amounts in thousands, except number of contracts):
(a) As of June 30, 2006, portfolio securities with an aggregate market value of $155 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Security is in default.

(c) Principal amount of security is adjusted for inflation.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) Securities with an aggregate market value of $5,689 have been pledged as collateral for swap and swaption contracts on June 30, 2006.

(f) Securities with an aggregate market value of $27,691 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	4,923	$(7,046)
90-Day Eurodollar December Futures	Long	12/2007	1,045	(969)
90-Day Eurodollar June Futures	Long	06/2007	2,686	(4,502)
90-Day Eurodollar March Futures	Long	03/2007	3,609	(6,727)
90-Day Eurodollar March Futures	Long	03/2008	368	(214)
90-Day Eurodollar September Futures	Long	09/2006	727	(736)
90-Day Eurodollar September Futures	Long	09/2007	2,047	(3,020)
Euro-Bobl 5-Year Note September Futures	Long	09/2006	63	(83)
U.S. Treasury 5-Year Note September Futures	Long	09/2006	598	(321)
U.S. Treasury 10-Year Note September Futures	Long	09/2006	518	(253)
U.S. Treasury 30-Year Bond September Futures	Long	09/2006	160	(164)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP95.500	Short	12/2006	94	(51)

				$(24,086)

(g) Exercise price and premium determined on a future date, based upon implied volatility parameters.

(h) Swap agreements outstanding on June 30, 2006:
Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	5-year French CLPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	1,400	$(6)
BNP Paribas Bank	5-year French CLPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		10,200	(29)
Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.000%	12/15/2011		30,500	232
Merrill Lynch & Co., Inc.	6-month EUR-LIBOR	Receive	4.000%	12/15/2011		39,800	52
UBS Warburg LLC	5-year French CLPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,900	(3)
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2007	GBP	32,400	(272)
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/16/2011		1,800	(37)
Barclays Bank PLC	6-month GBP-LIBOR	Receive	4.000%	12/15/2035		2,900	86
Lehman Brothers, Inc.	6-month GBP-LIBOR	Pay	4.500%	09/20/2009		17,500	(422)
Merrill Lynch & Co., Inc.	6-month GBP-LIBOR	Receive	4.000%	12/15/2035		2,200	70
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	2.000%	06/15/2012	JPY	387,100	49
Morgan Stanley Dean Witter & Co.	6-month JPY-LIBOR	Receive	2.000%	06/15/2012		626,000	24
UBS Warburg LLC	6-month JPY-LIBOR	Receive	2.000%	06/15/2012		1,625,000	(46)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008		$64,200	(57)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2016		13,900	(172)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2035		5,900	(155)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		23,900	(214)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2016		6,300	(78)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2035		6,500	(173)
Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		11,000	(97)
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008		9,800	(9)

							$(1,257)

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2006 (Unaudited)

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.300%		09/20/2006	$1,800	$(1)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.100%		12/20/2006	12,400	28
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	200	4
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.320%		09/20/2007	2,100	(12)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%		09/20/2006	2,600	4
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	4,200	(20)
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%	)	12/20/2010	13,900	(63)
HSBC Bank USA	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.390%		09/20/2006	800	1
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	400	8
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		06/20/2007	1,800	37
J.P. Morgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	1,200	(13)
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.430%		06/20/2011	600	1
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	3,100	(34)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.200%		12/20/2006	9,300	166
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.460%		06/20/2007	1,300	1
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		12/20/2006	10,700	167
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%		06/20/2007	1,500	11
Wachovia Bank N.A.	Dow Jones CDX N.A. HV5 Index	Sell	0.850%		12/20/2010	5,000	(36)

							$249

+ If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will Pay to the buyer of the protection an amount up to the Notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(i) Written options outstanding on June 30, 2006:
Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$ 108.000	08/25/2006	1,654	$219	$52
Call - CBOT U.S. Treasury 10-Year Note September Futures	106.000	08/25/2006	185	108	49
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	1,839	320	259
Put - CME 90-Day Eurodollar March Futures	95.250	03/19/2007	116	108	238
Call - CME 90-Day Eurodollar September Futures	95.500	09/18/2006	112	30	1
Put - CME 90-Day Eurodollar September Futures	95.000	09/18/2006	209	109	303
Put - CME 90-Day Eurodollar September Futures	95.250	09/18/2006	448	347	930
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	195	103	295
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	2,975	2,357	6,303
Put - CME 90-Day Eurodollar December Futures	95.500	12/18/2006	297	331	813

				$4,032	$9,243

See Accompanying Notes	Semiannual Report	June 30, 2006	13

Schedule of Investments    Total Return Portfolio (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	4.500%	12/20/2006	GBP	53,900	$263	$586
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		$40,000	145	44
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.040%	03/08/2007		37,000	357	75
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		14,100	165	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		36,000	473	14
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006		53,000	434	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		28,400	128	31
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.780%	08/08/2006		16,000	151	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		20,000	239	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		19,000	212	38
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007		43,000	340	188
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007		71,500	738	424
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.300%	05/23/2007		59,000	590	354
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007		62,000	631	425
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007		60,000	663	663
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		12,900	50	14
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.240%	02/01/2007		31,800	196	120
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.325%	06/07/2007		11,000	94	73

								$5,869	$3,049

Straddle Options
Description	Counterparty	Exercise Price*	Expiration Date	Notional Amount	Premium*	Value
Call & Put - OTC U.S. dollar versus Japanese Yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$ 0.000	08/23/2007	$16,500	$14	$(93)
Call & Put - OTC U.S. dollar versus Japanese Yen Forward Delta Neutral Straddle	J.P. Morgan Chase & Co.	0.000	08/23/2007	3,000	17	(16)
Call & Put - OTC U.S. dollar versus Japanese Yen Forward Delta Neutral Straddle	J.P. Morgan Chase & Co.	0.000	08/24/2007	1,000	4	(4)

					$46	$(113)

* Exercise price and final premium determined on a future date, based upon implied volatility parameters.

(j) Forward foreign currency contracts outstanding on June 30, 2006:
Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	3,804	07/2006	$112	$0	$112
Sell		3,803	07/2006	0	(95)	(95)
Buy		1,608	09/2006	41	0	41
Buy	CAD	10,212	07/2006	0	(105)	(105)
Buy	CLP	854,883	07/2006	0	(37)	(37)
Sell		854,884	07/2006	15	(2)	13
Buy		615,000	08/2006	0	(13)	(13)
Buy		94,184	09/2006	2	0	2
Buy	CNY	23,779	03/2007	0	(22)	(22)
Buy	EUR	5,966	07/2006	137	0	137
Sell		433,474	07/2006	695	(8,630)	(7,935)
Buy		13	12/2006	0	0	0
Buy	GBP	3,048	07/2006	21	0	21
Buy	INR	51,600	08/2006	0	(30)	(30)
Sell		50,590	08/2006	20	0	20
Buy		34,136	09/2006	0	(16)	(16)
Buy	JPY	9,727,278	08/2006	0	(2,670)	(2,670)
Buy	KRW	966,900	07/2006	32	0	32
Sell		966,900	07/2006	0	(11)	(11)
Buy		1,503,584	08/2006	28	0	28
Sell		230,950	08/2006	0	(6)	(6)
Buy		3,109,199	09/2006	67	0	67
Sell		2,194,499	09/2006	0	(63)	(63)
Buy		4,130,499	05/2007	0	(9)	(9)
Buy	MXN	23,220	08/2006	0	(143)	(143)
Sell		15,940	08/2006	35	0	35
Buy		5,620	09/2006	0	(29)	(29)
Buy	PEN	8,692	08/2006	62	0	62

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2006 (Unaudited)

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell		8,692	08/2006	$0	$(89)	$(89)
Buy		1,762	09/2006	12	0	12
Sell		1,762	09/2006	0	(19)	(19)
Buy	PLN	1,414	09/2006	5	0	5
Buy		1,500	11/2006	0	(12)	(12)
Buy	RUB	12,595	07/2006	20	0	20
Sell		12,596	07/2006	0	(4)	(4)
Buy		60,141	08/2006	107	0	107
Sell		53,107	08/2006	0	(73)	(73)
Buy		27,885	09/2006	22	0	22
Buy	SGD	746	07/2006	9	0	9
Sell		746	07/2006	0	(8)	(8)
Buy		5,695	08/2006	62	(8)	54
Sell		4,003	08/2006	0	(52)	(52)
Buy		1,116	09/2006	13	0	13
Buy	SKK	83,996	09/2006	75	0	75
Sell		44,840	09/2006	0	(59)	(59)
Buy	TWD	70,791	08/2006	0	(46)	(46)
Sell		37,104	08/2006	1	0	1
Buy		16,682	09/2006	0	(5)	(5)
Sell		16,682	09/2006	0	0	0
Buy	ZAR	964	08/2006	0	(22)	(22)
Sell		964	08/2006	7	0	7
Buy		964	10/2006	0	(7)	(7)
Buy		148	11/2006	0	(4)	(4)

				$1,600	$(12,289)	$(10,689)

See Accompanying Notes	Semiannual Report	June 30, 2006	15

Notes to Financial Statements

1.  ORGANIZATION

The Total Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented in these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events. When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income.  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related or asset-backed securities are recorded as components of interest income in the Statement of Operations.

Dividends and Distributions to Shareholders.  Dividends from net investment income, if any, are declared on each day the Portfolio is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year. Most shareholders choose to reinvest their dividends and capital gain distribution in additional shares of the Portfolio.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to

16	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations.  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Delayed-Delivery Transactions.  The Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Federal Income Taxes.  The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency.  The accounting records of the Portfolio are maintained in U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollar based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	PEN	Peruvian New Sol
CLP	Chilean Peso	PLN	Polish Zloty
CNY	Chinese Yuan Renminbi	RUB	Russian Ruble
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	SKK	Slovakian Koruna
INR	Indian Rupee	TWD	Taiwan Dollar
JPY	Japanese Yen	ZAR	South African Rand
KRW	South Korean Won

Forward Currency Transactions.  The Portfolio may enter into forward currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts.  The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Guarantees and Indemnifications.  Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

Inflation-Indexed Bonds.  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Loan Participant and Assignments.  The Portfolio may invest in direct debt instruments which are interests in amounts owned by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other

Semiannual Report	June 30, 2006	17

Notes to Financial Statements (Cont.)

financial institution (the “lender”) that acts as agent for all holders. Then agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the end of the period, the Portfolio had no unfunded loan commitments.

Options Contracts.  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Certain options may be written with premiums to determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements.  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under triparty repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Mortgage-Related and Other Asset-Backed Securities.  The Portfolio may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs are included in interest income in the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income in the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Swap Agreements.  The Portfolio may engage in swap transactions, including, but not limited to, swap agreements on interest rate and credit default to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, a Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for federal income tax purposes is uncertain. Were the Internal Revenue Service to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for federal income tax purposes, payments received by the Portfolio from such investments might be subject to income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement

18	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

period are reflected as such in the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

U.S. Government Agencies or Government-Sponsored Enterprises.  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

New Accounting Policies.  In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the application of the Interpretation to the Portfolio and will provide additional information in relation to the Interpretation in the Portfolio’s annual financial statements for the year ending December 31, 2006.

3.  FEES, EXPENSES, AND RELATED PARTY TRANSACTIONS

Investment Advisory Fee.  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee.  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee is charged at the annual rate of 0.25%.

Distribution and Servicing Fees.  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

Expenses.  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

For the current period ended June 30, 2006, each unaffiliated Trustee received an annual retainer of $15,000, plus $2,000 for each Board of Trustees quarterly meeting attended, $500 for each Board of Trustees committee meeting attended and $500 for each special board meeting attended, plus reimbursement of related expenses. In addition, each Committee Chair received an additional annual retainer of $500 and each Audit Committee Chair received an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2006 were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$ 3,483,913	$ 3,849,012	$ 258,320	$ 224,153

Semiannual Report	June 30, 2006	19

Notes to Financial Statements (Cont.)

5.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	# of Contracts	Notional Amount in $		Notional Amount in GBP	Premium
Balance at 12/31/2005	6,803	$359,600	GBP	57,200	$7,607
Sales	6,512	544,200		0	5,852
Closing Buys	0	(169,900)		0	(1,267)
Expirations	(5,062)	(98,700)		(3,300)	(2,085)
Exercised	(223)	0		0	(160)
Balance at 06/30/2006	8,030	$635,200	GBP	53,900	$9,947

6.  REORGANIZATION

The Acquiring Portfolio (“Total Return Portfolio”), as listed below, acquired the assets and certain liabilities of the Acquired Fund (“CIGNA Times Square VP Core Plus Bond Fund”), also listed below, in a tax-free exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio’s shareholders (shares and amounts in thousands):

Acquiring Portfolio	Acquired Fund	Date	Shares Issued by Acquiring Portfolio	Value of Shares Issued by Acquiring Portfolio	Total Net Assets of Acquired Fund	Total Net Assets of Acquiring Portfolio	Total net Assets of Acquiring Portfolio After Acquisition	Acquired Fund’s Unrealized Appreciation
Total Return Portfolio	Times Square VP Core Plus Bond Fund	April 22, 2005	8,435	$88,822	$88,822	$2,474,546	$2,563,368	$710

7.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2006		Year Ended 12/31/2005
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	3,699	$37,370	4,171	$43,745
Administrative Class	38,033	384,517	60,180	630,483
Advisor Class	455	4,550	0	0
Issued in reorganization
Institutional Class	0	0	8,435	88,822
Administrative Class	0	0	0	0
Advisor Class	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	325	3,281	683	7,097
Administrative Class	4,979	50,219	10,667	110,757
Advisor Class	2	15	0	0
Cost of shares redeemed
Institutional Class	(2,642)	(26,672)	(5,309)	(55,888)
Administrative Class	(24,338)	(245,706)	(30,537)	(319,629)
Advisor Class	(1)	(13)	0	0
Net increase resulting from Portfolio share transactions	20,512	$207,561	48,290	$505,387

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	4	90
Administrative Class	4	55	*
Advisor Class	2	98

* One of the shareholders, Allianz Life Insurance Co. of North America, is an indirect wholly owned subsidiary of AGI and a related party to the Portfolio.

20	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

8.  FEDERAL INCOME TAX MATTERS

As of June 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 23,153	$ (58,324)	$ (35,171)

9.  REGULATORY AND LITIGATION MATTERS

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the PIMCO Funds, the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees and employees of the PIMCO Funds, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of PIMCO Funds and the Allianz Funds and the this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds themselves against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the PIMCO Funds and Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Portfolios of the Trust. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the PIMCO Funds have been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

Certain Portfolios of the Trust were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain Portfolios of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain Portfolios of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Portfolios. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolios or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolios.

Semiannual Report	June 30, 2006	21

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Administrative

Semiannual Report June 30, 2006

PIMCO

PIMCO Variable Insurance Trust

Total Return Portfolio II

A company of Allianz Global Investors

Share Class Administrative

Semiannual Report June 30, 2006

PIMCO Variable Insurance Trust

Total Return Portfolio II

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust covering the six-month period ended June 30, 2006.

Highlights of the global bond markets during the six-month period included:

■	Most fixed-income sectors lost ground during the first half of 2006, as concern about accelerating inflation and central bank tightening pushed interest rates higher worldwide. The benchmark Lehman Brothers Aggregate Bond Index (which includes Treasury, Investment-Grade Corporate, and Residential Mortgage-Backed Securities) returned -0.72% for the first six months of the year. On June 30, the benchmark ten-year Treasury yielded 5.14%, 0.75% higher than at the start of the year. The U.S. yield curve remained flat as shorter-maturity yields rose by a comparable amount.

■	The Federal Reserve tightened four times during the reporting period, bringing the Federal Funds Rate to 5.25%. The increase near the end of the period was the Federal Reserve’s 17th consecutive rate hike since the start of its tightening cycle in 2004. The Federal Reserve was not alone, as central banks in Europe, India, and China tightened credit in unison for the first time since 2000. The Bank of Japan, whose zero-interest-rate policy has flooded global markets with liquidity, looked set to reverse this policy in the coming months.

In these pages please find a more complete Portfolio review as it relates to financial-market activities, as well as details about total-return investment performance for the six-month reporting period. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2006

Semiannual Report	June 30, 2006	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the Total Return Portfolio II (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Examples would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2006 to June 30, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel or litigation expense).

Portfolio Benchmark

Lehman Brothers Aggregate Bond Index represents securities that are taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in this index.

Semiannual Report	June 30, 2006	3

PIMCO Total Return Portfolio II

Cumulative Returns Through June 30, 2006

                  Total Return Portfolio II        Lehman Brothers
                     Administrative Class        Aggregate Bond Index
                  -------------------------      --------------------
 05/31/1999               $10,000                      $10,000
 06/30/1999                10,071                        9,968
 07/31/1999                10,025                        9,926
 08/31/1999                10,001                        9,921
 09/30/1999                10,127                       10,036
 10/31/1999                10,134                       10,073
 11/30/1999                10,180                       10,072
 12/31/1999                10,141                       10,024
 01/31/2000                10,115                        9,991
 02/29/2000                10,224                       10,112
 03/31/2000                10,435                       10,245
 04/30/2000                10,452                       10,215
 05/31/2000                10,436                       10,211
 06/30/2000                10,627                       10,423
 07/31/2000                10,697                       10,518
 08/31/2000                10,869                       10,670
 09/30/2000                10,883                       10,737
 10/31/2000                10,961                       10,808
 11/30/2000                11,193                       10,985
 12/31/2000                11,287                       11,189
 01/31/2001                11,448                       11,372
 02/28/2001                11,583                       11,471
 03/31/2001                11,651                       11,529
 04/30/2001                11,543                       11,481
 05/31/2001                11,625                       11,550
 06/30/2001                11,644                       11,594
 07/31/2001                12,035                       11,853
 08/31/2001                12,159                       11,989
 09/30/2001                12,444                       12,128
 10/31/2001                12,698                       12,382
 11/30/2001                12,465                       12,211
 12/31/2001                12,384                       12,134
 01/31/2002                12,553                       12,232
 02/28/2002                12,677                       12,350
 03/31/2002                12,491                       12,145
 04/30/2002                12,690                       12,381
 05/31/2002                12,693                       12,486
 06/30/2002                12,689                       12,594
 07/31/2002                12,668                       12,746
 08/31/2002                12,951                       12,961
 09/30/2002                13,068                       13,171
 10/31/2002                13,068                       13,111
 11/30/2002                13,148                       13,107
 12/31/2002                13,371                       13,378
 01/31/2003                13,322                       13,389
 02/28/2003                13,566                       13,575
 03/31/2003                13,574                       13,564
 04/30/2003                13,657                       13,676
 05/31/2003                14,046                       13,931
 06/30/2003                14,009                       13,903
 07/31/2003                13,476                       13,436
 08/31/2003                13,633                       13,525
 09/30/2003                14,002                       13,883
 10/31/2003                13,897                       13,754
 11/30/2003                13,916                       13,787
 12/31/2003                14,042                       13,927
 01/31/2004                14,138                       14,039
 02/29/2004                14,301                       14,191
 03/31/2004                14,417                       14,297
 04/30/2004                14,058                       13,925
 05/31/2004                14,025                       13,870
 06/30/2004                14,093                       13,948
 07/31/2004                14,241                       14,086
 08/31/2004                14,502                       14,355
 09/30/2004                14,548                       14,394
 10/31/2004                14,610                       14,515
 11/30/2004                14,467                       14,399
 12/31/2004                14,605                       14,531
 01/31/2005                14,642                       14,622
 02/28/2005                14,519                       14,536
 03/31/2005                14,493                       14,461
 04/30/2005                14,686                       14,657
 05/31/2005                14,857                       14,816
 06/30/2005                14,931                       14,897
 07/31/2005                14,790                       14,761
 08/31/2005                14,983                       14,950
 09/30/2005                14,816                       14,796
 10/31/2005                14,662                       14,679
 11/30/2005                14,702                       14,744
 12/31/2005                14,835                       14,884
 01/31/2006                14,871                       14,885
 02/28/2006                14,908                       14,934
 03/31/2006                14,759                       14,788
 04/30/2006                14,766                       14,761
 05/31/2006                14,719                       14,745
 06/30/2006                14,705                       14,777

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Sector Breakdown‡

U.S. Government Agencies	56.0%
Short-Term Instruments	33.5%
Other	10.5%

‡	% of Total Investments as of June 30, 2006

Average Annual Total Return for the period ended June 30, 2006
	6 Months*	1 Year	5 Years	Since Inception (05/28/99)**
PIMCO Total Return Portfolio II Administrative Class	-0.88%	-1.51%	4.78%	5.59%
Lehman Brothers Aggregate Bond Index	-0.72%	-0.81%	4.97%	5.67%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** The Portfolio began operations on 05/28/99. Index comparisons began on 05/31/99.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/06)	$1,000.00	$1,000.00
Ending Account Value (06/30/06)	$991.20	$1,021,57
Expenses Paid During Period†	$3.21	$3.26

† Expenses are equal to the Portfolio’s Administrative Class annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for a description of the Portfolio’s benchmark and an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO Total Return Portfolio II seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed-Income Instruments of varying maturities.

»	The Portfolio’s above-benchmark duration detracted from returns as yields rose in the first half of the year.

»	An emphasis on short-term maturities detracted from performance as short-term yields rose more than longer-dated yields. The Federal Reserve continued with its tightening policy, sending short-term rates higher while intermediate- and longer-term rates shifted higher.

»	An overweight to mortgages contributed to returns as this sector outperformed like-duration Treasuries.

»	An underweight to corporate securities detracted from returns as this sector outperformed like-duration Treasuries.

»	A tactical allocation to municipal bonds was positive for performance as municipal yields rose less than Treasury yields.

4	PIMCO Variable Insurance Trust

Financial Highlights Total Return Portfolio II

Selected Per Share Data for the Year or Period Ended:	06/30/2006+	12/31/2005	12/31/2004	12/31/2003	12/31/2002		12/31/2001

Administrative Class
Net asset value beginning of period	$10.04	$10.31	$10.31	$10.09	$10.12		$10.24
Net investment income (a)	0.22	0.34	0.17	0.17	0.38		0.48
Net realized/unrealized gain (loss) on investments (a)	(0.31)	(0.18)	0.24	0.33	0.41		0.49
Total income (loss) from investment operations	(0.09)	0.16	0.41	0.50	0.79		0.97
Dividends from net investment income	(0.22)	(0.35)	(0.17)	(0.19)	(0.40)		(0.48)
Distributions from net realized capital gains	0.00	(0.08)	(0.24)	(0.09)	(0.42)		(0.61)
Total distributions	(0.22)	(0.43)	(0.41)	(0.28)	(0.82)		(1.09)
Net asset value end of period	$9.73	$10.04	$10.31	$10.31	$10.09		$10.12
Total return	(0.88)%	1.58%	4.01%	5.01%	7.97%		9.72%
Net assets end of period (000s)	$26,791	$24,922	$24,843	$17,474	$16,882		$2,403
Ratio of expenses to average net assets	0.65%*	0.65%	0.65%	0.65%	0.66	%(c)	0.65	%(b)
Ratio of net investment income to average net assets	4.42%*	3.31%	1.58%	1.62%	3.71%		4.55%
Portfolio turnover rate	168%	508%	305%	863%	418%		606%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.66%.

(c) Ratio of expenses to average net assets excluding interest expense is 0.65%.

See Accompanying Notes	Semiannual Report	June 30, 2006	5

Statement of Assets and Liabilities Total Return Portfolio II

(Amounts in thousands, except per share amounts)	June 30, 2006 (Unaudited)

Assets:
Investments, at value	$27,923
Repurchase agreement, at value	3,275
Receivable for investments sold	12
Interest and dividends receivable	93
Variation margin receivable	17
Unrealized appreciation on swap agreements	3
31,323

Liabilities:
Payable for investments purchased	$4,297
Payable for Portfolio shares redeemed	20
Written options outstanding	85
Accrued investment advisory fee	6
Accrued administration fee	6
Accrued servicing fee	3
Variation margin payable	1
Swap premiums received	8
Unrealized depreciation on swap agreements	3
4,429

Net Assets	$26,894

Net Assets Consist of:
Paid in capital	$28,092
Undistributed net investment income	134
Accumulated undistributed net realized (loss)	(445)
Net unrealized (depreciation)	(887)
$26,894

Net Assets:
Institutional Class	$103
Administrative Class	26,791

Shares Issued and Outstanding:
Institutional Class	11
Administrative Class	2,753

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$9.73
Administrative Class	9.73

Cost of Investments Owned	$28,552
Cost of Repurchase Agreements Owned	$3,275
Premiums Received on Written Options	$69

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations Total Return Portfolio II

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Interest	$667
Dividends	4
Total Income	671

Expenses:
Investment advisory fees	33
Administration fees	33
Servicing fees – Administrative Class	20
Total Expenses	86

Net Investment Income	585

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(154)
Net realized (loss) on futures contracts, options and swaps	(5)
Net change in unrealized (depreciation) on investments	(407)
Net change in unrealized (depreciation) on futures contracts, options and swaps	(264)
Net (Loss)	(830)

Net (Decrease) in Net Assets Resulting from Operations	$(245)

See Accompanying Notes	Semiannual Report	June 30, 2006	7

Statements of Changes in Net Assets Total Return Portfolio II

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$585	$824
Net realized (loss)	(159)	(110)
Net change in unrealized (depreciation)	(671)	(306)
Net increase (decrease) resulting from operations	(245)	408

Distributions to Shareholders:
From net investment income
Institutional Class	(1)	(1)
Administrative Class	(601)	(850)
From net realized capital gains
Institutional Class	0	0
Administrative Class	0	(200)

Total Distributions	(602)	(1,051)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	87	0
Administrative Class	2,229	0
Issued as reinvestment of distributions
Institutional Class	1	1
Administrative Class	699	1,050
Cost of shares redeemed
Institutional Class	(1)	0
Administrative Class	(213)	(329)
Net increase resulting from Portfolio share transactions	2,802	722

Total Increase in Net Assets	1,955	79

Net Assets:
Beginning of period	24,939	24,860
End of period*	$26,894	$24,939

*Including undistributed net investment income of:	$134	$151

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Total Return Portfolio II	June 30, 2006 (Unaudited)

PRINCIPAL
AMOUNT	VALUE
(000S)	(000S)

CORPORATE BONDS & NOTES 5.5%

BANKING & FINANCE 4.9%
American General Finance Corp.
5.489% due 03/23/2007	$100	$100

Bank of America Corp.
5.406% due 06/19/2009	300	300

CIT Group Holdings, Inc.
5.276% due 01/30/2009	100	100

Citigroup Global Markets Holdings, Inc.
5.276% due 03/07/2008	100	100

Citigroup, Inc.
5.422% due 06/09/2009	200	201

Goldman Sachs Group, Inc.
5.063% due 08/01/2006	100	100
5.226% due 07/29/2008	200	200

Morgan Stanley
5.193% due 01/18/2008	100	100

UBS Preferred Funding Trust I
8.622% due 10/29/2049	100	110

		1,311

INDUSTRIALS 0.2%
El Paso Corp.
6.750% due 05/15/2009	50	50

UTILITIES 0.4%
AT&T, Inc.
4.389% due 06/05/2021	100	99

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	30	28

		127

Total Corporate Bonds & Notes (Cost $1,478)		1,488

MUNICIPAL BONDS & NOTES 1.9%
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.750% due 06/01/2039	100	111

New Jersey State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
4.375% due 06/01/2019	45	45

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2005
5.000% due 06/15/2031	200	204

New York State Environmental Facilities Corporations Revenue Notes, Series 2002
5.980% due 06/15/2023	25	27

Texas State Eagle Mountain & Saginaw Independent School District General Obligation, (PSF Insured), Series 2005
4.750% due 08/15/2033	120	118

Total Municipal Bonds & Notes (Cost $491)		505

U.S. GOVERNMENT AGENCIES 65.0%
Fannie Mae
4.810% due 09/22/2006	100	100
5.000% due 06/01/2018 - 04/25/2033 (b)	7,300	7,038
5.249% due 04/26/2035	4	5
5.442% due 03/25/2034	32	32
5.500% due 10/01/2017 - 07/13/2036 (b)	8,804	8,470
5.695% due 09/01/2034	33	33

5.736% due 12/01/2036	$34	$34
6.000% due 07/01/2016 - 07/13/2036 (b)	1,086	1,070

Freddie Mac
4.500% due 10/15/2022	247	243
5.000% due 10/01/2018	63	61
5.500% due 08/15/2030	2	2
5.682% due 10/25/2029	67	67
5.732% due 07/01/2027	3	3
5.951% due 01/01/2028	3	4
6.000% due 09/01/2016	10	10

Government National Mortgage Association
4.375% due 02/20/2027 - 05/20/2030 (b)	23	23
5.767% due 09/20/2030	3	3

Small Business Administration Participation Certificates
4.750% due 07/01/2025	295	275

Total U.S. Government Agencies (Cost $18,077)		17,473

U.S. TREASURY OBLIGATIONS 1.4%
Treasury Inflation Protected Securities (a)
3.375% due 01/15/2007 (d)	127	127
2.000% due 01/15/2026	122	112
3.625% due 04/15/2028	125	148

Total U.S. Treasury Obligations (Cost $405)		387

MORTGAGE-BACKED SECURITIES 2.7%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	64	62

Banc of America Funding Corp.
4.115% due 05/25/2035	85	81

Banc of America Mortgage Securities
6.500% due 10/25/2031	25	25
6.500% due 02/25/2033	5	5

Bear Stearns Adjustable Rate Mortgage Trust
5.067% due 03/25/2033	17	17
4.679% due 12/25/2033	35	35

Bear Stearns Alt-A Trust
5.415% due 05/25/2035	71	70

Countrywide Home Loan Mortgage Pass-Through Trust
5.612% due 04/25/2035	63	63

CS First Boston Mortgage Securities Corp.
6.056% due 06/25/2032	1	1
6.489% due 06/25/2032	5	5
5.509% due 08/25/2033	4	4

GSR Mortgage Loan Trust
6.000% due 03/25/2032	3	3

Impac CMB Trust
5.722% due 07/25/2033	35	35
5.572% due 01/25/2034	21	21

Mastr Adjustable Rate Mortgages Trust
3.786% due 12/21/2034	24	24

MASTR Asset Securitization Trust
5.500% due 09/25/2033	42	40

MLCC Mortgage Investors, Inc.
5.812% due 01/25/2029	32	32

Prime Mortgage Trust
5.722% due 02/25/2034	29	29

Structured Asset Mortgage Investments, Inc.
5.582% due 09/19/2032	3	3

Structured Asset Securities Corp.
6.150% due 07/25/2032	1	1

Washington Mutual, Inc.
5.009% due 02/27/2034	$21	$21
5.410% due 08/25/2042	64	64

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	96	95

Total Mortgage-Backed Securities (Cost $746)		736

ASSET-BACKED SECURITIES 0.1%
AAA Trust
5.422% due 04/25/2035	7	7

Amortizing Residential Collateral Trust
5.592% due 06/25/2032	4	4

Carrington Mortgage Loan Trust
5.402% due 06/25/2035	5	5

CIT Group Home Equity Loan Trust
5.593% due 06/25/2033	2	2

CS First Boston Mortgage Securities Corp.
5.632% due 01/25/2032	6	7

Equity One ABS, Inc.
5.602% due 11/25/2032	9	9

Total Asset-Backed Securities (Cost $34)		34

	NOTIONAL AMOUNT (000S)
PURCHASED CALL OPTIONS 0.1%
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.750% Exp. 08/07/2006	2,000	0
Strike @ 5.080% Exp. 04/19/2007	2,300	3
Strike @ 5.130% Exp. 10/25/2006	2,000	1
Strike @ 5.200% Exp. 05/23/2007	1,000	2
Strike @ 5.250% Exp. 06/07/2007	2,000	6

Total Purchased Call Options (Cost $31)		12

	# OF CONTRACTS
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $92.000 Exp. 12/18/2006	24	0
Strike @ $92.500 Exp. 12/18/2006	16	0

90-Day Eurodollar June Futures (CME)
Strike @ $91.250 Exp. 06/18/2007	90	1

90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007	19	0
Strike @ $92.250 Exp. 03/19/2007	1	0

90-Day Eurodollar September Futures (CME)
Strike @ $94.000 Exp. 09/18/2006	10	0

Total Purchased Put Options (Cost $2)		1

See Accompanying Notes	Semiannual Report	June 30, 2006	9

Schedule of Investments Total Return Portfolio II (Cont.)

		VALUE
	SHARES	(000S)
PREFERRED STOCK 0.4%
DG Funding Trust
7.210% due 12/31/2049	11	$116

Total Preferred Stock (Cost $116)		116

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 38.9%

CERTIFICATE OF DEPOSIT 3.0%
Wells Fargo Bank N.A.
5.280% due 07/11/2006	$800	800

COMMERCIAL PAPER 22.9%
Fannie Mae
4.809% due 07/05/2006	700	700

Federal Home Loan Bank
5.234% due 08/30/2006	3,200	3,173

Freddie Mac
4.625% due 08/01/2006	700	697
4.792% due 08/01/2006	700	697
5.220% due 09/05/2006	900	891

		6,158

REPURCHASE AGREEMENTS 12.2%
Credit Suisse First Boston
4.580% due 07/03/2006	$2,000	$2,000
(Dated 06/30/2006. Collateralized by U.S. Treasury Notes 4.000% due 06/15/2009 valued at $2,056. Repurchase proceeds are $2,001.)
4.600% due 07/03/2006	1,100	1,100
(Dated 06/30/2006. Collateralized by U.S. Treasury Notes 3.250% due 08/15/2007 valued at $1,124. Repurchase proceeds are $1,100.)

State Street Bank
4.900% due 07/03/2006	175	175
(Dated 06/30/2006. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at $180. Repurchase proceeds are $175.)

		3,275

U.S. TREASURY BILLS 0.8%
4.788% due 08/31/2006-09/14/2006 (b)(d)	215	213

Total Short-Term Instruments (Cost $10,447)		10,446

Total Investments (c) 116.0% (Cost $31,827)		$31,198

Written Options (f) (0.3%) (Premiums $69)		(85)

Other Assets and Liabilities (Net) (15.7%)		(4,219)

Net Assets 100.0%		$26,894

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Principal amount of security is adjusted for inflation.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) As of June 30, 2006, portfolio securities with an aggregate market value of $4 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(d) Securities with an aggregate market value of $340 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	47	$(68)
90-Day Eurodollar December Futures	Long	12/2007	9	(10)
90-Day Eurodollar June Futures	Long	06/2007	25	(45)
90-Day Eurodollar March Futures	Long	03/2007	37	(72)
90-Day Eurodollar March Futures	Long	03/2008	4	(3)
90-Day Eurodollar September Futures	Long	09/2006	21	(16)
90-Day Eurodollar September Futures	Long	09/2007	17	(27)
U.S. Treasury 5-Year Note September Futures	Long	09/2006	2	(2)

				$(243)

(e) Swap agreements outstanding on June 30, 2006:
Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008	$800	$(1)

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2006 (Unaudited)

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Ford Motor Corp. 7.450% due 07/16/2031	Sell	4.150%		06/20/2007	$200	$(1)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.350%		09/20/2006	100	0
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%	)	12/20/2010	200	(1)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.200%		12/20/2006	100	2
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		12/20/2006	100	1

							$1

+ If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will Pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(f) Written options outstanding on June 30, 2006:
Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$ 108.000	08/25/2006	15	$2	$0
Call - CBOT U.S. Treasury 10-Year Note September Futures	106.000	08/25/2006	2	1	1
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	17	3	2
Call - CME 90-Day Eurodollar September Futures	95.500	09/18/2006	1	0	0
Put - CME 90-Day Eurodollar September Futures	95.250	09/18/2006	3	2	6
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	3	2	5
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	21	16	44
Put - CME 90-Day Eurodollar December Futures	95.500	12/18/2006	3	3	8

				$29	$66

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/06	$1,000	$8	$0
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/06	1,000	4	2
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.220%	04/19/07	1,000	8	4
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.300%	05/23/07	1,000	10	6
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.340%	06/07/07	1,000	10	7

							$40	$19

See Accompanying Notes	Semiannual Report	June 30, 2006	11

Notes to Financial Statements

1.  ORGANIZATION

The Total Return Portfolio II (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented in these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events. When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income.  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related or asset-backed securities are recorded as components of interest income in the Statement of Operations.

Dividends and Distributions to Shareholders.  Dividends from net investment income, if any, are declared on each day the Portfolio is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year. Most shareholders choose to reinvest their dividends and capital gain distribution in additional shares of the Portfolio.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains

12	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations.  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Federal Income Taxes.  The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Futures Contracts.  The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Guarantees and Indemnifications.  Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

Inflation-Indexed Bonds.  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Options Contracts.  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Certain options may be written with premiums to determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements.  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Mortgage-Related and Other Asset-Backed Securities.  The Portfolio may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs are included

Semiannual Report	June 30, 2006	13

Notes to Financial Statements (Cont.)

in interest income in the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income in the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Swap Agreements.  The Portfolio may engage in swap transactions, including, but not limited to, swap agreements on interest rate and credit default to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, a Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for federal income tax purposes is uncertain. Were the Internal Revenue Service to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for federal income tax purposes, payments received by the Portfolio from such investments might be subject to income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

U.S. Government Agencies or Government-Sponsored Enterprises.  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

New Accounting Policies.  In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the application of the Interpretation to the Portfolio and will provide additional information in relation to the Interpretation in the Portfolio’s annual financial statements for the year ending December 31, 2006.

3.  FEES, EXPENSES, AND RELATED PARTY TRANSACTIONS

Investment Advisory Fee.  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee.  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee is charged at the annual rate of 0.25%.

Distribution and Servicing Fees.  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

Expenses.  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval

14	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

For the current period ended June 30, 2006, each unaffiliated Trustee received an annual retainer of $15,000, plus $2,000 for each Board of Trustees quarterly meeting attended, $500 for each Board of Trustees committee meeting attended and $500 for each special board meeting attended, plus reimbursement of related expenses. In addition, each Committee Chair received an additional annual retainer of $500 and each Audit Committee Chair received an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2006 were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$ 27,729	$ 40,414	$ 1,232	$ 209

5.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	# of Contracts	Notional Amount in $	Premium
Balance at 12/31/2005	38	$5,100	$64
Sales	65	4,000	46
Closing Buys	(1)	(2,000)	(18)
Expirations	(37)	(2,100)	(23)
Exercised	0	0	0
Balance at 06/30/2006	65	$5,000	$69

6.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2006		Year Ended 12/31/2005
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	9	$87	0	$0
Administrative Class	222	2,229	0	0
Issued as reinvestment of distributions
Institutional Class	0	1	0	1
Administrative Class	71	699	103	1,050
Cost of shares redeemed
Institutional Class	0	(1)	0	0
Administrative Class	(22)	(213)	(32)	(329)
Net increase resulting from Portfolio share transactions	280	$2,802	71	$722

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	100
Administrative Class	1	100

7.  FEDERAL INCOME TAX MATTERS

As of June 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 28	$ (657)	$ (629)

8.  REGULATORY AND LITIGATION MATTERS

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the PIMCO Funds, the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees and employees of the PIMCO Funds, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the

Semiannual Report	June 30, 2006	15

Notes to Financial Statements (Cont.)

U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds themselves against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the PIMCO Funds and Allianz Funds including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Portfolios of the Trust. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the PIMCO Funds have been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

Certain Portfolios of the Trust were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain Portfolios of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain Portfolios of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Portfolios. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolios or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolios.

16	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Institutional

Semiannual Report June 30, 2006

P I M C O

PIMCO Variable Insurance Trust

Total Return Portfolio II

A company of Allianz Global Investors

Share Class Institutional

Semiannual Report June 30, 2006

PIMCO Variable Insurance Trust

Total Return Portfolio II

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust covering the six-month period ended June 30, 2006.

Highlights of the global bond markets during the six-month period included:

■	Most fixed-income sectors lost ground during the first half of 2006, as concern about accelerating inflation and central bank tightening pushed interest rates higher worldwide. The benchmark Lehman Brothers Aggregate Bond Index (which includes Treasury, Investment-Grade Corporate, and Residential Mortgage-Backed Securities) returned -0.72% for the first six months of the year. On June 30, the benchmark ten-year Treasury yielded 5.14%, 0.75% higher than at the start of the year. The U.S. yield curve remained flat as shorter-maturity yields rose by a comparable amount.

■	The Federal Reserve tightened four times during the reporting period, bringing the Federal Funds Rate to 5.25%. The increase near the end of the period was the Federal Reserve’s 17th consecutive rate hike since the start of its tightening cycle in 2004. The Federal Reserve was not alone, as central banks in Europe, India, and China tightened credit in unison for the first time since 2000. The Bank of Japan, whose zero-interest-rate policy has flooded global markets with liquidity, looked set to reverse this policy in the coming months.

In these pages please find a more complete Portfolio review as it relates to financial-market activities, as well as details about total-return investment performance for the six-month reporting period. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2006

Semiannual Report	June 30, 2006	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the Total Return Portfolio II (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. A Portfolio investing in derivatives could lose more than the principal amount invested in these instruments.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Examples would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2006 to June 30, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel or litigation expense).

Portfolio Benchmark

Lehman Brothers Aggregate Bond Index represents securities that are taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in this index.

Semiannual Report	June 30, 2006	3

PIMCO Total Return Portfolio II

Cumulative Returns Through June 30, 2006

                     Total Return Portfolio II        Lehman Brothers
                        Institutional Class          Aggregate Bond Index
                     -------------------------       --------------------
  04/30/2000                 $10,000                      $10,000
  05/31/2000                   9,986                        9,995
  06/30/2000                  10,167                       10,203
  07/31/2000                  10,235                       10,296
  08/31/2000                  10,401                       10,445
  09/30/2000                  10,416                       10,511
  10/31/2000                  10,492                       10,580
  11/30/2000                  10,715                       10,753
  12/31/2000                  10,807                       10,953
  01/31/2001                  10,963                       11,132
  02/28/2001                  11,093                       11,229
  03/31/2001                  11,159                       11,285
  04/30/2001                  11,057                       11,238
  05/31/2001                  11,137                       11,306
  06/30/2001                  11,156                       11,349
  07/31/2001                  11,533                       11,603
  08/31/2001                  11,654                       11,736
  09/30/2001                  11,927                       11,872
  10/31/2001                  12,173                       12,121
  11/30/2001                  11,951                       11,954
  12/31/2001                  11,875                       11,878
  01/31/2002                  12,038                       11,974
  02/28/2002                  12,158                       12,090
  03/31/2002                  11,981                       11,889
  04/30/2002                  12,174                       12,119
  05/31/2002                  12,178                       12,222
  06/30/2002                  12,176                       12,328
  07/31/2002                  12,158                       12,477
  08/31/2002                  12,430                       12,688
  09/30/2002                  12,544                       12,893
  10/31/2002                  12,546                       12,834
  11/30/2002                  12,624                       12,831
  12/31/2002                  12,840                       13,096
  01/31/2003                  12,795                       13,107
  02/28/2003                  13,039                       13,288
  03/31/2003                  13,048                       13,278
  04/30/2003                  13,130                       13,388
  05/31/2003                  13,505                       13,637
  06/30/2003                  13,471                       13,610
  07/31/2003                  12,960                       13,153
  08/31/2003                  13,112                       13,240
  09/30/2003                  13,469                       13,590
  10/31/2003                  13,370                       13,464
  11/30/2003                  13,390                       13,496
  12/31/2003                  13,513                       13,633
  01/31/2004                  13,607                       13,743
  02/29/2004                  13,765                       13,892
  03/31/2004                  13,878                       13,996
  04/30/2004                  13,535                       13,632
  05/31/2004                  13,505                       13,577
  06/30/2004                  13,571                       13,654
  07/31/2004                  13,716                       13,789
  08/31/2004                  13,969                       14,052
  09/30/2004                  14,015                       14,090
  10/31/2004                  14,077                       14,208
  11/30/2004                  13,941                       14,095
  12/31/2004                  14,075                       14,225
  01/31/2005                  14,112                       14,314
  02/28/2005                  13,995                       14,230
  03/31/2005                  13,972                       14,157
  04/30/2005                  14,159                       14,348
  05/31/2005                  14,327                       14,503
  06/30/2005                  14,400                       14,582
  07/31/2005                  14,265                       14,450
  08/31/2005                  14,453                       14,635
  09/30/2005                  14,294                       14,484
  10/31/2005                  14,147                       14,370
  11/30/2005                  14,187                       14,433
  12/31/2005                  14,318                       14,570
  01/31/2006                  14,354                       14,571
  02/28/2006                  14,391                       14,619
  03/31/2006                  14,249                       14,476
  04/30/2006                  14,258                       14,450
  05/31/2006                  14,214                       14,434
  06/30/2006                  14,203                       14,465

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Institutional Class.

Sector Breakdown‡

U.S. Government Agencies	56.0%
Short-Term Instruments	33.5%
Other	10.5%

‡	% of Total Investments as of June 30, 2006

Average Annual Total Return for the period ended June 30, 2006
	6 Months*	1 Year	5 Years	Since Inception (04/10/00)**
PIMCO Total Return Portfolio II Institutional Class	-0.80%	-1.37%	4.94%	5.69%
Lehman Brothers Aggregate Bond Index	-0.72%	-0.81%	4.97%	6.04%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** The Institutional Class shares operations on 04/10/00. Index comparisons began on 03/31/00.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/06)	$1,000.00	$1,000.00
Ending Account Value (06/30/06)	$992.00	$1,022.32
Expenses Paid During Period†	$2.47	$2.51

† Expenses are equal to the Portfolio’s Institutional Class annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for a description of the Portfolio’s benchmark and an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO Total Return Portfolio II seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed-Income Instruments of varying maturities.

»	The Portfolio’s above-benchmark duration detracted from returns as yields rose in the first half of the year.

»	An emphasis on short-term maturities detracted from performance as short-term yields rose more than longer-dated yields. The Federal Reserve continued with its tightening policy, sending short-term rates higher while intermediate- and longer-term rates shifted higher.

»	An overweight to mortgages contributed to returns as this sector outperformed like-duration Treasuries.

»	An underweight to corporate securities detracted from returns as this sector outperformed like-duration Treasuries.

»	A tactical allocation to municipal bonds was positive for performance as municipal yields rose less than Treasury yields.

4	PIMCO Variable Insurance Trust

Financial Highlights Total Return Portfolio II

Selected Per Share Data for the Year or Period Ended:	06/30/2006+	12/31/2005	12/31/2004	12/31/2003	12/31/2002		12/31/2001

Institutional Class
Net asset value beginning of period	$10.04	$10.31	$10.31	$10.09	$10.12		$10.24
Net investment income (a)	0.23	0.35	0.18	0.16	0.41		0.50
Net realized/unrealized gain (loss) on investments (a)	(0.31)	(0.18)	0.25	0.36	0.39		0.49
Total income (loss) from investment operations	(0.08)	0.17	0.43	0.52	0.80		0.99
Dividends from net investment income	(0.23)	(0.36)	(0.19)	(0.21)	(0.41)		(0.50)
Distributions from net realized capital gains	0.00	(0.08)	(0.24)	(0.09)	(0.42)		(0.61)
Total distributions	(0.23)	(0.44)	(0.43)	(0.30)	(0.83)		(1.11)
Net asset value end of period	$9.73	$10.04	$10.31	$10.31	$10.09		$10.12
Total return	(0.80)%	1.72%	4.16%	5.24%	8.13%		9.88%
Net assets end of period (000s)	$103	$17	$17	$16	$1,217		$3,845
Ratio of expenses to average net assets	0.50%*	0.50%	0.50%	0.50%	0.51	%(c)	0.50	%(b)
Ratio of net investment income to average net assets	4.73%*	3.46%	1.70%	1.56%	3.97%		4.70%
Portfolio turnover rate	168%	508%	305%	863%	418%		606%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.51%.

(c) Ratio of expenses to average net assets excluding interest expense is 0.50%.

See Accompanying Notes	Semiannual Report	June 30, 2006	5

Statement of Assets and Liabilities Total Return Portfolio II

(Amounts in thousands, except per share amounts)	June 30, 2006 (Unaudited)

Assets:
Investments, at value	$27,923
Repurchase agreement, at value	3,275
Receivable for investments sold	12
Interest and dividends receivable	93
Variation margin receivable	17
Unrealized appreciation on swap agreements	3
31,323

Liabilities:
Payable for investments purchased	$4,297
Payable for Portfolio shares redeemed	20
Written options outstanding	85
Accrued investment advisory fee	6
Accrued administration fee	6
Accrued servicing fee	3
Variation margin payable	1
Swap premiums received	8
Unrealized depreciation on swap agreements	3
4,429

Net Assets	$26,894

Net Assets Consist of:
Paid in capital	$28,092
Undistributed net investment income	134
Accumulated undistributed net realized (loss)	(445)
Net unrealized (depreciation)	(887)
$26,894

Net Assets:
Institutional Class	$103
Administrative Class	26,791

Shares Issued and Outstanding:
Institutional Class	11
Administrative Class	2,753

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$9.73
Administrative Class	9.73

Cost of Investments Owned	$28,552
Cost of Repurchase Agreements Owned	$3,275
Premiums Received on Written Options	$69

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations Total Return Portfolio II

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Interest	$667
Dividends	4
Total Income	671

Expenses:
Investment advisory fees	33
Administration fees	33
Servicing fees – Administrative Class	20
Total Expenses	86

Net Investment Income	585

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(154)
Net realized (loss) on futures contracts, options and swaps	(5)
Net change in unrealized (depreciation) on investments	(407)
Net change in unrealized (depreciation) on futures contracts, options and swaps	(264)
Net (Loss)	(830)

Net (Decrease) in Net Assets Resulting from Operations	$(245)

See Accompanying Notes	Semiannual Report	June 30, 2006	7

Statements of Changes in Net Assets Total Return Portfolio II

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$585	$824
Net realized (loss)	(159)	(110)
Net change in unrealized (depreciation)	(671)	(306)
Net increase (decrease) resulting from operations	(245)	408

Distributions to Shareholders:
From net investment income
Institutional Class	(1)	(1)
Administrative Class	(601)	(850)
From net realized capital gains
Institutional Class	0	0
Administrative Class	0	(200)

Total Distributions	(602)	(1,051)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	87	0
Administrative Class	2,229	0
Issued as reinvestment of distributions
Institutional Class	1	1
Administrative Class	699	1,050
Cost of shares redeemed
Institutional Class	(1)	0
Administrative Class	(213)	(329)
Net increase resulting from Portfolio share transactions	2,802	722

Total Increase in Net Assets	1,955	79

Net Assets:
Beginning of period	24,939	24,860
End of period*	$26,894	$24,939

*Including undistributed net investment income of:	$134	$151

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Total Return Portfolio II	June 30, 2006 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

CORPORATE BONDS & NOTES 5.5%

BANKING & FINANCE 4.9%
American General Finance Corp.
5.489% due 03/23/2007	$100	$100

Bank of America Corp.
5.406% due 06/19/2009	300	300

CIT Group Holdings, Inc.
5.276% due 01/30/2009	100	100

Citigroup Global Markets Holdings, Inc.
5.276% due 03/07/2008	100	100

Citigroup, Inc.
5.422% due 06/09/2009	200	201

Goldman Sachs Group, Inc.
5.063% due 08/01/2006	100	100
5.226% due 07/29/2008	200	200

Morgan Stanley
5.193% due 01/18/2008	100	100

UBS Preferred Funding Trust I
8.622% due 10/29/2049	100	110

		1,311

INDUSTRIALS 0.2%
El Paso Corp.
6.750% due 05/15/2009	50	50

UTILITIES 0.4%
AT&T, Inc.
4.389% due 06/05/2021	100	99

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	30	28

		127

Total Corporate Bonds & Notes (Cost $1,478)		1,488

MUNICIPAL BONDS & NOTES 1.9%
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.750% due 06/01/2039	100	111

New Jersey State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
4.375% due 06/01/2019	45	45

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2005
5.000% due 06/15/2031	200	204

New York State Environmental Facilities Corporations Revenue Notes, Series 2002
5.980% due 06/15/2023	25	27

Texas State Eagle Mountain & Saginaw Independent School District General Obligation, (PSF Insured), Series 2005
4.750% due 08/15/2033	120	118

Total Municipal Bonds & Notes (Cost $491)		505

U.S. GOVERNMENT AGENCIES 65.0%
Fannie Mae
4.810% due 09/22/2006	100	100
5.000% due 06/01/2018 - 04/25/2033 (b)	7,300	7,038
5.249% due 04/26/2035	4	5
5.442% due 03/25/2034	32	32
5.500% due 10/01/2017 - 07/13/2036 (b)	8,804	8,470
5.695% due 09/01/2034	33	33

5.736% due 12/01/2036	$34	$34
6.000% due 07/01/2016 - 07/13/2036 (b)	1,086	1,070

Freddie Mac
4.500% due 10/15/2022	247	243
5.000% due 10/01/2018	63	61
5.500% due 08/15/2030	2	2
5.682% due 10/25/2029	67	67
5.732% due 07/01/2027	3	3
5.951% due 01/01/2028	3	4
6.000% due 09/01/2016	10	10

Government National Mortgage Association
4.375% due 02/20/2027 - 05/20/2030 (b)	23	23
5.767% due 09/20/2030	3	3

Small Business Administration Participation Certificates
4.750% due 07/01/2025	295	275

Total U.S. Government Agencies (Cost $18,077)		17,473

U.S. TREASURY OBLIGATIONS 1.4%
Treasury Inflation Protected Securities (a)
3.375% due 01/15/2007 (d)	127	127
2.000% due 01/15/2026	122	112
3.625% due 04/15/2028	125	148

Total U.S. Treasury Obligations (Cost $405)		387

MORTGAGE-BACKED SECURITIES 2.7%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	64	62

Banc of America Funding Corp.
4.115% due 05/25/2035	85	81

Banc of America Mortgage Securities
6.500% due 10/25/2031	25	25
6.500% due 02/25/2033	5	5

Bear Stearns Adjustable Rate Mortgage Trust
5.067% due 03/25/2033	17	17
4.679% due 12/25/2033	35	35

Bear Stearns Alt-A Trust
5.415% due 05/25/2035	71	70

Countrywide Home Loan Mortgage Pass-Through Trust
5.612% due 04/25/2035	63	63

CS First Boston Mortgage Securities Corp.
6.056% due 06/25/2032	1	1
6.489% due 06/25/2032	5	5
5.509% due 08/25/2033	4	4

GSR Mortgage Loan Trust
6.000% due 03/25/2032	3	3

Impac CMB Trust
5.722% due 07/25/2033	35	35
5.572% due 01/25/2034	21	21

Mastr Adjustable Rate Mortgages Trust
3.786% due 12/21/2034	24	24

MASTR Asset Securitization Trust
5.500% due 09/25/2033	42	40

MLCC Mortgage Investors, Inc.
5.812% due 01/25/2029	32	32

Prime Mortgage Trust
5.722% due 02/25/2034	29	29

Structured Asset Mortgage Investments, Inc.
5.582% due 09/19/2032	3	3

Structured Asset Securities Corp.
6.150% due 07/25/2032	1	1

Washington Mutual, Inc.
5.009% due 02/27/2034	$21	$21
5.410% due 08/25/2042	64	64

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	96	95

Total Mortgage-Backed Securities (Cost $746)		736

ASSET-BACKED SECURITIES 0.1%
AAA Trust
5.422% due 04/25/2035	7	7

Amortizing Residential Collateral Trust
5.592% due 06/25/2032	4	4

Carrington Mortgage Loan Trust
5.402% due 06/25/2035	5	5

CIT Group Home Equity Loan Trust
5.593% due 06/25/2033	2	2

CS First Boston Mortgage Securities Corp.
5.632% due 01/25/2032	6	7

Equity One ABS, Inc.
5.602% due 11/25/2032	9	9

Total Asset-Backed Securities (Cost $34)		34

	NOTIONAL AMOUNT (000S)
PURCHASED CALL OPTIONS 0.1%
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.750% Exp. 08/07/2006	2,000	0
Strike @ 5.080% Exp. 04/19/2007	2,300	3
Strike @ 5.130% Exp. 10/25/2006	2,000	1
Strike @ 5.200% Exp. 05/23/2007	1,000	2
Strike @ 5.250% Exp. 06/07/2007	2,000	6

Total Purchased Call Options (Cost $31)		12

	# OF CONTRACTS
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $92.000 Exp. 12/18/2006	24	0
Strike @ $92.500 Exp. 12/18/2006	16	0

90-Day Eurodollar June Futures (CME)
Strike @ $91.250 Exp. 06/18/2007	90	1

90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007	19	0
Strike @ $92.250 Exp. 03/19/2007	1	0

90-Day Eurodollar September Futures (CME)
Strike @ $94.000 Exp. 09/18/2006	10	0

Total Purchased Put Options (Cost $2)		1

See Accompanying Notes	Semiannual Report	June 30, 2006	9

Schedule of Investments Total Return Portfolio II (Cont.)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

PREFERRED STOCK 0.4%
DG Funding Trust
7.210% due 12/31/2049	11	$116

Total Preferred Stock (Cost $116)		116

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 38.9%

CERTIFICATE OF DEPOSIT 3.0%
Wells Fargo Bank N.A.
5.280% due 07/11/2006	$800	800

COMMERCIAL PAPER 22.9%
Fannie Mae
4.809% due 07/05/2006	700	700

Federal Home Loan Bank
5.234% due 08/30/2006	3,200	3,173

Freddie Mac
4.625% due 08/01/2006	700	697
4.792% due 08/01/2006	700	697
5.220% due 09/05/2006	900	891

		6,158

REPURCHASE AGREEMENTS 12.2%
Credit Suisse First Boston
4.580% due 07/03/2006	$2,000	$2,000
(Dated 06/30/2006. Collateralized by U.S. Treasury Notes 4.000% due 06/15/2009 valued at $2,056. Repurchase proceeds are $2,001.)
4.600% due 07/03/2006	1,100	1,100
(Dated 06/30/2006. Collateralized by U.S. Treasury Notes 3.250% due 08/15/2007 valued at $1,124. Repurchase proceeds are $1,100.)

State Street Bank
4.900% due 07/03/2006	175	175
(Dated 06/30/2006. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at $180. Repurchase proceeds are $175.)

		3,275

U.S. TREASURY BILLS 0.8%
4.788% due 08/31/2006-09/14/2006 (b)(d)	215	213

Total Short-Term Instruments (Cost $10,447)		10,446

Total Investments (c) 116.0% (Cost $31,827)		$31,198

Written Options (f) (0.3%) (Premiums $69)		(85)

Other Assets and Liabilities (Net) (15.7%)		(4,219)

Net Assets 100.0%		$26,894

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Principal amount of security is adjusted for inflation.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) As of June 30, 2006, portfolio securities with an aggregate market value of $4 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(d) Securities with an aggregate market value of $340 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	47	$(68)
90-Day Eurodollar December Futures	Long	12/2007	9	(10)
90-Day Eurodollar June Futures	Long	06/2007	25	(45)
90-Day Eurodollar March Futures	Long	03/2007	37	(72)
90-Day Eurodollar March Futures	Long	03/2008	4	(3)
90-Day Eurodollar September Futures	Long	09/2006	21	(16)
90-Day Eurodollar September Futures	Long	09/2007	17	(27)
U.S. Treasury 5-Year Note September Futures	Long	09/2006	2	(2)

				$(243)

(e) Swap agreements outstanding on June 30, 2006:
Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008	$800	$(1)

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2006 (Unaudited)

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Ford Motor Corp. 7.450% due 07/16/2031	Sell	4.150%		06/20/2007	$200	$(1)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.350%		09/20/2006	100	0
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%	)	12/20/2010	200	(1)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.200%		12/20/2006	100	2
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		12/20/2006	100	1

							$1

+ If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will Pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(f) Written options outstanding on June 30, 2006:
Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$ 108.000	08/25/2006	15	$2	$0
Call - CBOT U.S. Treasury 10-Year Note September Futures	106.000	08/25/2006	2	1	1
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	17	3	2
Call - CME 90-Day Eurodollar September Futures	95.500	09/18/2006	1	0	0
Put - CME 90-Day Eurodollar September Futures	95.250	09/18/2006	3	2	6
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	3	2	5
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	21	16	44
Put - CME 90-Day Eurodollar December Futures	95.500	12/18/2006	3	3	8

				$29	$66

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/06	$1,000	$8	$0
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/06	1,000	4	2
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.220%	04/19/07	1,000	8	4
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.300%	05/23/07	1,000	10	6
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.340%	06/07/07	1,000	10	7

							$40	$19

See Accompanying Notes	Semiannual Report	June 30, 2006	11

Notes to Financial Statements

1.  ORGANIZATION

The Total Return Portfolio II (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented in these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events. When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income.  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related or asset-backed securities are recorded as components of interest income in the Statement of Operations.

Dividends and Distributions to Shareholders.  Dividends from net investment income, if any, are declared on each day the Portfolio is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year. Most shareholders choose to reinvest their dividends and capital gain distribution in additional shares of the Portfolio.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains

12	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations.  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Federal Income Taxes.  The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Futures Contracts.  The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Guarantees and Indemnifications.  Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

Inflation-Indexed Bonds.  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Options Contracts.  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Certain options may be written with premiums to determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements.  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Mortgage-Related and Other Asset-Backed Securities.  The Portfolio may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs are included

Semiannual Report	June 30, 2006	13

Notes to Financial Statements (Cont.)

in interest income in the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income in the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Swap Agreements.  The Portfolio may engage in swap transactions, including, but not limited to, swap agreements on interest rate and credit default to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, a Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for federal income tax purposes is uncertain. Were the Internal Revenue Service to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for federal income tax purposes, payments received by the Portfolio from such investments might be subject to income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

U.S. Government Agencies or Government-Sponsored Enterprises.  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

New Accounting Policies.  In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the application of the Interpretation to the Portfolio and will provide additional information in relation to the Interpretation in the Portfolio’s annual financial statements for the year ending December 31, 2006.

3.  FEES, EXPENSES, AND RELATED PARTY TRANSACTIONS

Investment Advisory Fee.  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee.  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee is charged at the annual rate of 0.25%.

Distribution and Servicing Fees.  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

Expenses.  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval

14	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

For the current period ended June 30, 2006, each unaffiliated Trustee received an annual retainer of $15,000, plus $2,000 for each Board of Trustees quarterly meeting attended, $500 for each Board of Trustees committee meeting attended and $500 for each special board meeting attended, plus reimbursement of related expenses. In addition, each Committee Chair received an additional annual retainer of $500 and each Audit Committee Chair received an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2006 were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$ 27,729	$ 40,414	$ 1,232	$ 209

5.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	# of Contracts	Notional Amount in $	Premium
Balance at 12/31/2005	38	$5,100	$64
Sales	65	4,000	46
Closing Buys	(1)	(2,000)	(18)
Expirations	(37)	(2,100)	(23)
Exercised	0	0	0
Balance at 06/30/2006	65	$5,000	$69

6.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2006		Year Ended 12/31/2005
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	9	$87	0	$0
Administrative Class	222	2,229	0	0
Issued as reinvestment of distributions
Institutional Class	0	1	0	1
Administrative Class	71	699	103	1,050
Cost of shares redeemed
Institutional Class	0	(1)	0	0
Administrative Class	(22)	(213)	(32)	(329)
Net increase resulting from Portfolio share transactions	280	$2,802	71	$722

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	100
Administrative Class	1	100

7.  FEDERAL INCOME TAX MATTERS

As of June 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 28	$ (657)	$ (629)

8.  REGULATORY AND LITIGATION MATTERS

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the PIMCO Funds, the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees and employees of the PIMCO Funds, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the

Semiannual Report	June 30, 2006	15

Notes to Financial Statements (Cont.)

U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds themselves against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the PIMCO Funds and Allianz Funds including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Portfolios of the Trust. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the PIMCO Funds have been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

Certain Portfolios of the Trust were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain Portfolios of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain Portfolios of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Portfolios. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolios or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolios.

16	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Semiannual Report June 30, 2006

PIMCO Variable Insurance Trust

Share Class | Institutional

All Asset Portfolio

Foreign Bond Portfolio (U.S. Dollar-Hedged)

Global Bond Portfolio (Unhedged)

Share Class | Advisor

High Yield Portfolio Low Duration Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust covering the six-month period ended June 30, 2006.

Highlights of the global bond markets during the six-month period included:

■	Most fixed-income sectors lost ground during the first half of 2006, as concern about accelerating inflation and central bank tightening pushed interest rates higher worldwide. The benchmark Lehman Brothers Aggregate Bond Index (which includes Treasury, Investment-Grade Corporate, and Residential Mortgage-Backed Securities) returned -0.72% for the first six months of the year. On June 30, the benchmark ten-year Treasury yielded 5.14%, 0.75% higher than at the start of the year. The U.S. yield curve remained flat as shorter-maturity yields rose by a comparable amount.

■	The Federal Reserve tightened four times during the reporting period, bringing the Federal Funds Rate to 5.25%. The increase near the end of the period was the Federal Reserve’s 17th consecutive rate hike since the start of its tightening cycle in 2004. The Federal Reserve was not alone, as central banks in Europe, India, and China tightened credit in unison for the first time since 2000. The Bank of Japan, whose zero-interest-rate policy has flooded global markets with liquidity, looked set to reverse this policy in the coming months.

In these pages please find a more complete Portfolio review as it relates to financial-market activities, as well as details about total-return investment performance for the six-month reporting period. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2006

Semiannual Report	June 30, 2006	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including All Asset Portfolio, Foreign Bond Portfolio (U.S. Dollar-Hedged), Global Bond Portfolio (Unhedged), High Yield Portfolio and Low Duration Portfolio (each a “Portfolio” and collectively, the “Portfolios”). The Portfolios are only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of a Portfolio directly. Shares of a Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Portfolio are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Portfolio.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The All Asset Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Portfolio invests substantially all of its assets in Institutional Class shares of PIMCO Funds, an affiliated open-end investment company, except the All Asset and All Asset All Authority Funds (“Underlying Funds”).

The cost of investing in the All Asset Portfolio will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the All Asset Portfolio, an investor will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Portfolio’s direct fees and expenses.

Among the principal risks of investing in the All Asset Portfolio are allocation risk, Underlying Fund risk and issuer non-diversification risk. The Portfolio also is indirectly subject to the risks of the Underlying Funds, which are described below.

Certain Portfolios and Underlying Funds may be subject to various risks in addition to the investment rate risk described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, variable dividend risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage risk, non-U.S. investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, California state specific risk, New York state specific risk, tax risk and index risk . A complete description of these risks is contained in the Portfolios’ and Underlying Funds’ prospectuses. Certain Portfolios and Underlying Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolios or Underlying Funds could not close out a position when it would be most advantageous to do so. A Portfolio or Underlying Fund investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating then other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds.

On each individual Portfolio Summary page in this Semiannual Report, the Average Annual Total Return table measures performance assuming that all dividend and capital gain distributions were reinvested. An investment in a Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolios.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolios. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Portfolios, and information about how the Portfolios voted proxies relating to portfolios securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at

1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class, Advisor Class and Class M only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Examples would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2006 to June 30, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel or litigation expense).

Portfolio Benchmark

Lehman Brothers U.S. TIPS: 1-10 Year is an unmanaged index market comprised of U.S. Treasury Inflation Linked securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in such an unmanaged index. The CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The CPI is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time.

JPMorgan Government Bond Indices Global Ex-U.S. Index Hedged and Global FX NY Index Unhedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in such an unmanaged index.

Merrill Lynch US High Yield, BB-B Rated Constrained Index tracks the performance of BB-B Rated US Dollar-denominated corporate bonds publicly issued in the US domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis.

The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least 1 year and less than 3 years. It is not possible to invest directly in the index.

Semiannual Report	June 30, 2006	3

PIMCO All Asset Portfolio

Cumulative Returns Through June 30, 2006

                                        Lehman
                                       Brothers         Consumer Price
            All Asset Portfolio        U.S. TIPS         Index + 500
            Institutional Class     1-10 Year Index      Basis points
            -------------------     ---------------      ------------
01/31/2006        $10,000              $10,000             $10,000
02/28/2006         10,025                9,971              10,062
03/31/2006          9,870                9,870              10,159
04/30/2006          9,887                9,920              10,288
05/31/2006          9,802                9,953              10,382
06/30/2006          9,797                9,983              10,446

$10,000 invested at the end of the nearest month to the inception date of the Portfolio’s Institutional Class.

PIMCO Funds Allocation‡

Real Return Asset	28.4%
Real Return	18.1%
Developing Local Markets	8.5%
Floating Income	8.3%
Long-Term U.S. Government	7.4%
International StocksPLUS® TR Strategy	6.0%
Emerging Markets Bond	5.6%
Other	17.7%

‡	% of Total Investments as of June 30, 2006

Cumulative Total Return for the period ended June 30, 2006
		Since Inception (01/31/06)
	PIMCO All Asset Portfolio Institutional Class	-2.03%
	Lehman Brothers U.S. TIPS 1-10 Year Index	-0.17%
------	Consumer Price Index + 500 Basis points	4.46%

All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/31/06)	$1,000.00	$1,000.00
Ending Account Value (06/30/06)	$979.70	$1,018.82
Expenses Paid During Period†	$1.84	$1.88

† Expenses are equal to the Portfolio’s Institutional Class annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 151/365 (to reflect the period since the Portfolio’s Institutional Class share commenced operations on 01/31/06). The expense ratio excludes the expenses of the Underlying Funds, which based upon the allocation of the Portfolio’s assets among the Underlying Funds are indirectly borne by the shareholders of the Portfolio. The Underlying Fund Expenses for the Portfolio are estimated at 0.63%. Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for a description of the Portfolio’s benchmark and an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO All Asset Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class Shares of the Underlying Funds (i.e., any of the PIMCO Funds, except the All Asset and All Asset All Authority Funds).

»	Significant exposure to the Treasury Inflation-Protected Securities (“TIPS”) asset class detracted significantly from tactical asset allocation alpha due to the asset class, particularly longer dated TIPS, posting negative returns.

»	Less than optimal exposure to commodities detracted from performance, as the Dow Jones AIG Commodity Index returned 3.58% over the period.

»	Less than optimal exposure to Real Estate Investment Trusts (“REITs”) detracted from performance, as the Dow Jones Wilshire REIT Index gained 14.40% for the period.

»	Significant exposure to lower duration instruments was positive for performance, as lower duration assets tend to outperform assets with longer duration in a rising interest rate environment. Exposure to the Floating Rate Income Fund provided positive returns.

»	Significant exposure to the Developing Local Markets Fund and emerging market currencies added to performance with the fund returning 4.34%.

»	Exposure to the High Yield Fund was positive due to coupon selection providing solid returns for the period.

4	PIMCO Variable Insurance Trust

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Cumulative Returns Through June 30, 2006

             Foreign Bond Portfolio        JPMorgan GBI
              (U.S. Dollar-Hedged)      Global ex-US Index
              Institutional Class          Hedged in USD
             ---------------------      -------------------
04/30/2000          $10,000                  $10,000
05/31/2000           10,041                   10,080
06/30/2000           10,115                   10,128
07/31/2000           10,181                   10,201
08/31/2000           10,187                   10,203
09/30/2000           10,223                   10,291
10/31/2000           10,232                   10,374
11/30/2000           10,401                   10,558
12/31/2000           10,602                   10,675
01/31/2001           10,747                   10,802
02/28/2001           10,847                   10,895
03/31/2001           10,973                   10,977
04/30/2001           10,882                   10,903
05/31/2001           10,947                   10,959
06/30/2001           11,005                   11,019
07/31/2001           11,152                   11,120
08/31/2001           11,255                   11,213
09/30/2001           11,264                   11,259
10/31/2001           11,584                   11,465
11/30/2001           11,479                   11,416
12/31/2001           11,424                   11,321
01/31/2002           11,504                   11,334
02/28/2002           11,541                   11,344
03/31/2002           11,511                   11,286
04/30/2002           11,620                   11,377
05/31/2002           11,615                   11,392
06/30/2002           11,800                   11,539
07/31/2002           11,883                   11,651
08/31/2002           11,996                   11,791
09/30/2002           12,123                   11,925
10/31/2002           12,140                   11,920
11/30/2002           12,215                   11,942
12/31/2002           12,379                   12,114
01/31/2003           12,538                   12,209
02/28/2003           12,685                   12,293
03/31/2003           12,614                   12,278
04/30/2003           12,670                   12,305
05/31/2003           12,843                   12,501
06/30/2003           12,806                   12,436
07/31/2003           12,645                   12,298
08/31/2003           12,547                   12,209
09/30/2003           12,664                   12,343
10/31/2003           12,543                   12,228
11/30/2003           12,536                   12,239
12/31/2003           12,675                   12,354
01/31/2004           12,716                   12,409
02/29/2004           12,829                   12,528
03/31/2004           12,855                   12,561
04/30/2004           12,827                   12,463
05/31/2004           12,810                   12,442
06/30/2004           12,788                   12,426
07/31/2004           12,836                   12,476
08/31/2004           12,984                   12,653
09/30/2004           13,032                   12,725
10/31/2004           13,121                   12,806
11/30/2004           13,311                   12,917
12/31/2004           13,395                   12,997
01/31/2005           13,507                   13,124
02/28/2005           13,459                   13,061
03/31/2005           13,575                   13,160
04/30/2005           13,735                   13,327
05/31/2005           13,829                   13,437
06/30/2005           13,952                   13,582
07/31/2005           13,916                   13,522
08/31/2005           14,028                   13,632
09/30/2005           14,010                   13,617
10/31/2005           13,924                   13,547
11/30/2005           13,958                   13,623
12/31/2005           14,102                   13,724
01/31/2006           14,071                   13,699
02/28/2006           14,134                   13,730
03/31/2006           14,024                   13,610
04/30/2006           13,957                   13,533
05/31/2006           14,022                   13,611
06/30/2006           14,009                   13,606

$10,000 invested at the end of the nearest month to the inception date of the Portfolio’s Institutional Class.

Country Allocation‡

Short-Term Instruments	28.7%
United States	27.4%
Germany	15.0%
Japan	9.9%
Spain	7.4%
United Kingdom	6.4%
Other	5.2%

‡	% of Total Investments as of June 30, 2006

Average Annual Total Return for the period ended June 30, 2006
	6 Months*	1 Year	5 Years	Since Inception (04/10/00)**
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) Institutional Class	-0.66%	0.41%	4.95%	5.59%
JPMorgan GBI Global ex-US Index Hedged in USD	-0.86%	0.17%	4.31%	5.14%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** The Institutional Class shares commenced operations on 04/10/00. Index comparisons began on 03/31/00.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/06)	$1,000.00	$1,000.00
Ending Account Value (06/30/06)	$993.40	$1,021.08
Expenses Paid During Period†	$3.71	$3.76

† Expenses are equal to the Portfolio’s Institutional Class annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for a description of the Portfolio’s benchmark and an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed-Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

»	An underweight to Euroland duration and a curve flattening bias added to returns as these yields rose on stronger than expected economic data and hawkish European Central Bank comments.

»	An overweight to U.S. duration and an emphasis on shorter maturities detracted from returns, as rates rose and the yield curve continued to flatten amid concern that the Federal Reserve would extend its tightening cycle.

»	An emphasis on mortgage-backed securities was positive for performance as mortgages outperformed like-duration Treasuries amidst declining volatility and heightened investor demand.

»	A focus on the short-to-intermediate portion of the U.K. curve was negative for returns as U.K. long-dated gilts outperformed on firmer demand for longer dated assets.

»	A long position in the Euro and the Yen versus the U.S. dollar was positive for returns as the Euro and the Yen appreciated on improving growth and expectations of monetary tightening.

Semiannual Report	June 30, 2006	5

PIMCO Global Bond Portfolio (Unhedged)

Cumulative Returns Through June 30, 2006

               Global Bond Portfolio    JPMorgan GBI Global
             (Unhedged) Institutional   FX NY Index Unhedged
                      Class                    in USD
             ------------------------   --------------------
01/31/2006            $10,000                 $10,000
02/28/2006              9,983                   9,954
03/31/2006              9,880                   9,833
04/30/2006             10,105                  10,049
05/31/2006             10,219                  10,228
06/30/2006             10,133                  10,129

$10,000 invested at the end of the nearest month to the inception date of the Portfolio’s Institutional Class.

Country Allocation‡

United States	36.3%
Short-Term Instruments	21.7%
United Kingdom	12.4%
Japan	10.3%
Germany	9.7%
Spain	5.5%
Other	4.1%

‡	% of Total Investments as of June 30, 2006

Cumulative Total Return for the period ended June 30, 2006
Since Inception (01/31/06)
PIMCO Global Bond Portfolio (Unhedged) Institutional Class	1.32%
JPMorgan GBI Global FX NY Index Unhedged in USD	1.29%

All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/31/06)	$1,000.00	$1,000.00
Ending Account Value (06/30/06)	$1,013.20	$1,017.58
Expenses Paid During Period†	$3.12	$3.13

† Expenses are equal to the Portfolio’s Institutional Class annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 151/365 (to reflect the period since the Portfolio’s Institutional Class share commenced operations on 01/31/06). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for a description of the Portfolio’s benchmark and an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO Global Bond Portfolio (Unhedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed-Income Instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

»	An underweight to Euroland duration and a curve flattening bias added to returns as these yields rose on stronger than expected economic data and hawkish European Central Bank comments.

»	An overweight to U.S. duration and an emphasis on shorter maturities detracted from returns, as rates rose and the yield curve continued to flatten amid concern that the Federal Reserve would extend its tightening cycle.

»	An emphasis on mortgage-backed securities was positive for performance as mortgages outperformed like-duration Treasuries amidst declining volatility and heightened investor demand.

»	A focus on the short-to-intermediate portion of the U.K. curve was negative for returns as U.K. long-dated gilts outperformed on firmer demand for longer dated assets.

»	A long position in the Euro and the Yen versus the U.S. dollar was positive for returns as the Euro and the Yen appreciated on improving growth and expectations of monetary tightening.

6	PIMCO Variable Insurance Trust

PIMCO High Yield Portfolio

Cumulative Returns Through June 30, 2006

                   High Yield                   Merrill Lynch US
                    Portfolio                 High Yield, BB-B Rated,
                  Advisor Class                Constrained Index
                  -------------                -----------------
03/31/2006          $10,000                           $10,000
04/30/2006           10,019                            10,032
05/31/2006            9,964                            10,004
06/30/2006            9,902                             9,945

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Advisor Class.

Sector Breakdown‡

Corporate Bonds & Notes	82.3%
Short-Term Instruments	7.4%
Bank Loan Obligations	4.6%
Foreign Currency-Denominated Issues	3.7%
Other	2.0%

‡	% of Total Investments as of June 30, 2006

Cumulative Total Return for the period ended June 30, 2006
Since Inception (03/31/06)
PIMCO High Yield Portfolio Advisor Class	-0.98%
Merrill Lynch US High Yield, BB-B Rated, Constrained Index	-0.55%

All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (03/31/06)	$1,000.00	$1,000.00
Ending Account Value (06/30/06)	$990.20	$1,010.46
Expenses Paid During Period†	$2.13	$2.15

† Expenses are equal to the Portfolio’s Advisor Class annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 92/365 (to reflect the period since the Portfolio’s Advisor Class share commenced operations on 03/31/06). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for a description of the Portfolio’s benchmark and an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO High Yield Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities rated below investment grade but rated at least Caa (subject to a maximum of 5% of total assets in securities rated Caa) by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

»	An underweight to BB-rated bonds versus the index contributed to relative performance, as these issues underperformed B-rated bonds by about 1.50%.

»	An overweight to the automotive sector helped performance as these bonds significantly outperformed the high-yield market.

»	As cable/pay TV bonds outperformed the high- yield market, an overweight to the sector benefited the Portfolio.

»	Security selection in the utility sector was positive as electric generation companies led the overall sector.

»	As telecom bonds underperformed the market, an overweight to the sector negatively impacted the Portfolio’s performance.

»	As the energy sector was among the worst performing broad market sectors in the first half of the year, an overweight to this industry category detracted from returns.

»	Modest exposure to emerging market sovereign bonds, which underperformed high yield by about 3.75%, hurt performance.

Semiannual Report	June 30, 2006	7

PIMCO Low Duration Portfolio

Cumulative Returns Through June 30, 2006

          Low Duration Portfolio            Merrill Lynch 1-3 year
               Advisor Class                   Treasury Index
          ----------------------            ----------------------
03/31/2006       $10,000                            $10,000
04/30/2006        10,052                             10,031
05/31/2006        10,055                             10,047
06/30/2006        10,050                             10,065

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Advisor Class.

Sector Breakdown‡

Short-Term Instruments	51.7%
U.S. Government Agencies	23.1%
Corporate Bonds & Notes	12.3%
Mortgage-Backed Securities	7.1%
Asset-Backed Securities	5.6%
Other	0.2%

‡	% of Total Investments as of June 30, 2006

Cumulative Total Return for the period ended June 30, 2006
Since Inception (03/31/06)
PIMCO Low Duration Portfolio Advisor Class	0.50%
Merrill Lynch 1-3 Year Treasury Index	0.65%

All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (03/31/06)	$1,000.00	$1,000.00
Ending Account Value (06/30/06)	$1,005.00	$1,010.60
Expenses Paid During Period†	$1.87	$1.88

† Expenses are equal to the Portfolio’s Advisor Class annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 92/365 (to reflect the period since the Portfolio’s Advisor Class share commenced operations on 03/31/06). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for a description of the Portfolio’s benchmark and an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO Low Duration Portfolio seeks to achieve its investment objective by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of Fixed-Income Securities of varying maturities.

»	Duration and maturity structure were the most significant detractors from the Portfolio’s performance during the six-month period ended June 30, 2006.

»	The Portfolio’s above index duration detracted from returns as concerns about accelerating inflation and more monetary tightening pushed interest rates higher.

»	The Portfolio’s broader-than-index maturity structure with a curve steepening bias detracted from returns as the yield curve continued to flatten.

»	A mortgage emphasis added to returns as this sector outperformed Treasuries on a like-duration basis. Security selection within the mortgage sector also enhanced performance.

»	Investment grade and high-yield corporate bonds were positive as these issues benefited from a strengthening economy and investors’ search for extra yield.

»	Minimal exposure to high-quality emerging markets was slightly positive for performance as emerging markets bonds benefited from continued improvement in credit fundamentals and investors’ demand for higher-yielding securities early in the period.

8	PIMCO Variable Insurance Trust

[THIS PAGE INTENTIONALLY LEFT BLANK]

Semiannual Report	June 30, 2006	9

Financial Highlights

Selected Per Share Data for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

All Asset Portfolio
Institutional Class
01/31/2006 - 06/30/2006+	$11.93	$0.22	$(0.46)	$(0.24)	$(0.24)	$0.00

Foreign Bond Portfolio (U.S. Dollar-Hedged)
Institutional Class
06/30/2006+	$10.34	$0.18	$(0.25)	$(0.07)	$(0.16)	$0.00
12/31/2005	10.15	0.29	0.24	0.53	(0.26)	(0.08)
12/31/2004	10.03	0.24	0.33	0.57	(0.22)	(0.23)
12/31/2003	10.07	0.27	(0.03)	0.24	(0.28)	0.00
12/31/2002	9.69	0.32	0.47	0.79	(0.37)	(0.04)
12/31/2001	9.40	0.46	0.26	0.72	(0.43)	0.00

Global Bond Portfolio (Unhedged)
Institutional Class
01/31/2006 - 06/30/2006+	$12.00	$0.18	$(0.02)	$0.16	$(0.17)	$0.00

High Yield Portfolio
Advisor Class
01/31/2006 - 06/30/2006+	$8.24	$0.14	$(0.22)	$(0.08)	$(0.14)	$0.00

Low Duration Portfolio
Advisor Class
01/31/2006 - 06/30/2006+	$10.01	$0.10	$(0.05)	$0.05	$(0.10)	$0.00

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Ratio of expense to average net assets excluding interest expense is 0.75%.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.24)	$11.45	(2.03)%	$10	0.45	%*	4.52	%*	33%

$(0.16)	$10.11	(0.66)%	$14	0.75	%*	3.60	%*	193%
(0.34)	10.34	5.28	14	0.75		2.81		453
(0.45)	10.15	5.68	13	0.75		2.37		515
(0.28)	10.03	2.39	13	0.78	(b)	2.69		600
(0.41)	10.07	8.36	12	0.75		3.36		321
(0.43)	9.69	7.75	935	0.75		4.80		285

$(0.17)	$11.99	1.32%	$10	0.75	%*	3.68	%*	152%

$(0.14)	$8.02	(0.98)%	$10	0.85	%*	7.02	%*	45%

$(0.10)	$9.96	0.50%	$10	0.75	%*	4.14	%*	127%

See Accompanying Notes	Semiannual Report	June 30, 2006	11

Statements of Assets and Liabilities	June 30, 2006 (Unaudited)

	All Asset Portfolio	Foreign Bond Portfolio (U.S. Dollar- Hedged)	Global Bond Portfolio (Unhedged)	High Yield Portfolio	Low Duration Portfolio

Assets:
Investments, at value	$0	$58,481	$146,967	$454,275	$720,319
Investments in Affiliates, at value	364,075	0	0	0	0
Cash	1	5	934	1,169	0
Foreign currency, at value	0	656	1,620	1,682	8
Receivable for investments sold	0	4,472	5,205	1,449	10
Receivable for investments sold on delayed delivery basis	0	2,557	403	75	0
Receivable for Portfolio shares sold	2,020	425	500	5,977	1,709
Interest and dividends receivable	0	554	1,334	8,878	1,181
Interest and dividends receivable from Affiliates	1,899	0	0	0	0
Variation margin receivable	0	27	91	53	197
Swap premiums paid	0	871	1,781	0	59
Unrealized appreciation on forward foreign currency contracts	0	32	599	1	212
Unrealized appreciation on swap agreements	0	709	1,258	171	70
Other assets	0	0	0	0	1
	367,995	68,789	160,692	473,730	723,766

Liabilities:
Payable for investments purchased	$0	$4,391	$18,639	$4,316	$98,291
Payable for investments in Affiliates purchased	3,433	0	0	0	0
Payable for investments purchased on delayed delivery basis	0	8,316	995	17,885	0
Payable for short sale	0	384	401	0	0
Written options outstanding	0	90	358	73	1,344
Payable for Portfolio shares redeemed	228	171	34	118	143
Accrued investment advisory fee	62	12	30	100	135
Accrued administration fee	77	23	60	140	135
Accrued servicing fee	62	6	19	50	70
Variation margin payable	0	0	0	0	23
Recoupment payable to Manager	5	0	0	0	0
Swap premiums received	0	644	1,465	11	0
Unrealized depreciation on forward foreign currency contracts	0	224	370	288	2,162
Unrealized depreciation on swap agreements	0	264	524	44	12
	3,867	14,525	22,895	23,025	102,315

Net Assets	$364,128	$54,264	$137,797	$450,705	$621,451

Net Assets Consist of:
Paid in capital	$368,395	$54,016	$138,099	$463,809	$635,900
Undistributed (overdistributed) net investment income	6,814	600	(1,174)	(507)	680
Accumulated undistributed net realized gain (loss)	(1,686)	(964)	514	(5,172)	(8,247)
Net unrealized appreciation (depreciation)	(9,395)	612	358	(7,425)	(6,882)
	$364,128	$54,264	$137,797	$450,705	$621,451

Net Assets:
Institutional Class	$10	$14	$10	$1,042	$25,479
Administrative Class	233,824	54,250	137,787	449,653	595,962
Advisor Class	65,231	0	0	10	10
Class M	65,063	0	0	0	0

Shares Issued and Outstanding:
Institutional Class	1	1	1	130	2,557
Administrative Class	20,415	5,364	11,492	56,036	59,807
Advisor Class	5,693	0	0	1	1
Class M	5,684	0	0	0	0

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$11.45	$10.11	$11.99	$8.02	$9.96
Administrative Class	11.45	10.11	11.99	8.02	9.96
Advisor Class	11.45	0.00	0.00	8.02	9.96
Class M	11.44	0.00	0.00	0.00	0.00

Cost of Investments Owned	$0	$58,111	$147,653	$459,918	$719,941
Cost of Investments in Affiliates Owned	$373,469	$0	$0	$0	$0
Cost of Foreign Currency Held	$0	$650	$1,609	$1,658	$8
Proceeds Received on Short Sales	$0	$387	$401	$0	$0
Premiums Received on Written Options	$0	$235	$648	$283	$1,189

12	PIMCO Variable Insurance Trust	See Accompanying Notes

Statements of Operations

Six Months Ended June 30, 2006 (Unaudited)	All Asset Portfolio	Foreign Bond Portfolio (U.S. Dollar- Hedged)	Global Bond Portfolio (Unhedged)	High Yield Portfolio	Low Duration Portfolio

Investment Income:
Interest, net of foreign taxes	$14	$1,083	$2,551	$17,337	$12,579
Dividends, net of foreign taxes	0	21	19	92	20
Dividends from Affiliate investments	7,717	0	0	0	0
Miscellaneous income	0	1	1	595	5
Total Income	7,731	1,105	2,571	18,024	12,604

Expenses:
Investment advisory fees	337	64	147	579	686
Administration fees	422	127	295	811	686
Servicing fees - Administrative Class	190	38	89	347	394
Distribution and/or serving fee - Class M	152	0	0	0	0
Distribution and/or servicing fees - Advisor Class	21	0	0	0	0
Trustees’ fees	0	0	1	3	3
Interest expense	1	0	0	3	0
Miscellaneous expense	10	0	0	0	0
Total Expenses	1,133	229	532	1,743	1,769

Net Investment Income	6,598	876	2,039	16,281	10,835

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	0	(234)	(598)	1,981	(1,479)
Net realized (loss) on Affiliate investments	(3,155)	0	0	0	0
Net realized gain (loss) on futures contracts, options and swaps	0	(201)	(446)	350	1,174
Net realized gain (loss) on foreign currency transactions	0	(858)	1,865	(199)	(1,885)
Net change in unrealized appreciation (depreciation) on investments	0	(310)	(827)	(10,574)	(2,194)
Net change in unrealized (depreciation) on Affiliate investments	(7,231)	0	0	0	0
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	0	522	691	(769)	(5,438)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(150)	(162)	(282)	2,742
Net Gain (Loss)	(10,386)	(1,231)	523	(9,493)	(7,080)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,788)	$(355)	$2,562	$6,788	$3,755

See Accompanying Notes	Semiannual Report	June 30, 2006	13

Statements of Changes in Net Assets

	All Asset Portfolio		Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Amounts in Thousands)	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$6,598	$16,918	$876	$1,202
Net realized gain (loss)	0	0	(1,293)	2,973
Net realized gain (loss) on Affiliate investments	(3,155)	1,306	0	0
Net capital gain distributions received from Underlying PIMCO Funds	0	712	0	0
Net change in unrealized appreciation (depreciation)	0	0	62	(1,986)
Net change in unrealized depreciation on Affiliate investments	(7,231)	(3,656)	0	0
Net increase (decrease) resulting from operations	(3,788)	15,280	(355)	2,189

Distributions to Shareholders:
From net investment income
Institutional Class	0	0	0	0
Administrative Class	(5,038)	(9,080)	(777)	(1,087)
Advisor Class	(632)	(160)	0	0
Class M	(1,232)	(2,166)	0	0
From net realized capital gains
Institutional Class	0	0	0	0
Administrative Class	0	(735)	0	(365)
Advisor Class	0	(22)	0	0
Class M	0	(198)	0	0

Total Distributions	(6,902)	(12,361)	(777)	(1,452)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	10	0	0	0
Administrative Class	33,411	166,191	9,424	17,519
Advisor Class	58,213	7,545	0	0
Class M	11,550	54,317	0	0
Issued as reinvestment of distributions
Institutional Class	0	0	0	0
Administrative Class	5,038	9,815	777	1,452
Advisor Class	632	182	0	0
Class M	1,232	2,364	0	0
Cost of shares redeemed
Institutional Class	0	0	0	0
Administrative Class	(48,154)	(29,204)	(4,459)	(8,208)
Advisor Class	(431)	(208)	0	0
Class M	(12,991)	(8,152)	0	0
Net increase (decrease) resulting from Portfolio share transactions	48,510	202,850	5,742	10,763

Total Increase (Decrease) in Net Assets	37,820	205,769	4,610	11,500

Net Assets:
Beginning of period	326,308	120,539	49,654	38,154
End of period*	$364,128	$326,308	$54,264	$49,654

*Including undistributed (overdistributed) net investment income of:	$6,814	$7,118	$600	$501

14	PIMCO Variable Insurance Trust	See Accompanying Notes

Global Bond Portfolio (Unhedged)		High Yield Portfolio		Low Duration Portfolio

Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005

$2,039	$1,678	$16,281	$27,561	$10,835	$10,648
821	(3,310)	2,132	4,638	(2,190)	(3,618)
0	0	0	0	0	0
0	0	0	0	0	0
(298)	(2,270)	(11,625)	(14,899)	(4,890)	(2,598)
0	0	0	0	0	0
2,562	(3,902)	6,788	17,300	3,755	4,432

0	0	(29)	(37)	(467)	(513)
(1,881)	(1,572)	(16,515)	(27,841)	(10,469)	(10,349)
0	0	0	0	0	0
0	0	0	0	0	0

0	0	0	0	0	(48)
0	(1,301)	0	0	0	(1,196)
0	0	0	0	0	0
0	0	0	0	0	0

(1,881)	(2,873)	(16,544)	(27,878)	(10,936)	(12,106)

10	0	360	336	10,012	10,460
55,471	63,454	62,810	167,640	184,037	239,555
0	0	0	0	0	0
0	0	10	0	10	0

0	0	29	37	467	561
1,881	2,873	16,529	27,827	10,471	11,545
0	0	0	0	0	0
0	0	0	0	0	0

0	0	(12)	(25)	(2,796)	(4,836)
(14,460)	(7,033)	(80,878)	(138,029)	(50,338)	(66,805)
0	0	0	0	0	0
0	0	0	0	0	0

42,902	59,294	(1,152)	57,786	151,863	190,480

43,583	52,519	(10,908)	47,208	144,682	182,806

94,214	41,695	461,613	414,405	476,769	293,963
$137,797	$94,214	$450,705	$461,613	$621,451	$476,769

$(1,174)	$(1,332)	$(507)	$(244)	$680	$781

See Accompanying Notes	Semiannual Report	June 30, 2006	15

Schedule of Investments All Asset Portfolio (a)	June 30, 2006 (Unaudited)

		VALUE
	SHARES	(000S)
PIMCO FUNDS (b) 99.5%
CommodityRealReturn Strategy Fund®	639,133	$9,395
Convertible Fund	99,294	1,240
Developing Local Markets Fund	2,967,035	30,946
Diversified Income Fund	95,839	1,031
Emerging Markets Bond Fund	1,908,223	20,552
Floating Income Fund	2,936,807	30,396
Foreign Bond Fund (Unhedged)	81,715	833
Fundamental IndexPLUS® Fund	162,512	1,666
Fundamental IndexPLUS® TR Fund	780,708	7,823
GNMA Fund	249,029	2,670
High Yield Fund	1,318,660	12,554
International StocksPLUS® TR Strategy Fund	1,888,909	22,025
Long-Term U.S. Government Fund	2,636,612	26,893
Low Duration Fund	304,426	2,993
Real Return Asset Fund	9,461,298	103,412
Real Return Fund	6,131,194	65,726
RealEstateRealReturn Strategy Fund	202,957	1,756
Short-Term Fund	994	10
StocksPLUS® Fund	7,084	72
StocksPLUS® Total Return Fund	148,481	1,679
Total Return Fund	1,477,051	15,036
Total Return Mortgage Fund	346,837	3,586

Total PIMCO Funds (Cost $371,688)		362,294

SHORT-TERM INSTRUMENTS 0.5%

REPURCHASE AGREEMENT 0.5%
State Street Bank
4.900% due 07/03/2006	$1,781		$1,781

(Dated 06/30/2006. Collateralized by Federal Home Loan Bank 4.875% due 02/15/2007 valued at $1,819. Repurchase proceeds are $1,782.)

Total Short-Term Instruments (Cost $1,781)			1,781

Total Investments 100.0% (Cost $373,469)		$	$364,075

Other Assets and Liabilities (Net) 0.0%			53

Net Assets 100.0%			$364,128

Notes to Schedule of Investments:
(a) The All Asset Portfolio is investing in shares of affiliated Funds.

(b) Institutional Class of each PIMCO Funds.

16	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Foreign Bond Portfolio (U.S. Dollar-Hedged)	June 30, 2006 (Unaudited)

		PRINCIPAL
		AMOUNT	VALUE
		(000S)	(000S)
AUSTRALIA 0.0%
Medallion Trust
5.275% due 07/12/2031		$14	$14

Total Australia (Cost $14)			14

AUSTRIA (j) 1.0%
Austria Government Bond
5.250% due 01/04/2011	EUR	300	406
3.800% due 10/20/2013		100	127

Total Austria (Cost $441)			533

CAYMAN ISLANDS 0.8%
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		$200	193

Vita Capital Ltd.
6.340% due 01/01/2007		250	251

Total Cayman Islands (Cost $450)			444

DENMARK 0.0% (j)
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	67	12

Total Denmark (Cost $7)			12

FRANCE 1.8% (j)
France Government Bond
4.000% due 10/25/2009	EUR	30	39
5.500% due 04/25/2010		110	149
5.750% due 10/25/2032		500	779

Total France (Cost $961)			967

GERMANY (j) 16.2%
Amadeus Global Travel Distribution S.A.
5.549% due 04/08/2013	EUR	50	65
6.049% due 04/08/2014		50	65

Haus Ltd.
3.169% due 12/14/2037		48	57

Landesbank Baden-Wurttemberg
5.500% due 04/02/2007		30	39

Republic of Germany
4.500% due 07/04/2009		10	13
5.250% due 07/04/2010		1,400	1,886
5.250% due 01/04/2011		300	406
6.250% due 01/04/2024		600	955
6.500% due 07/04/2027		590	981
5.625% due 01/04/2028		2,650	3,999
4.750% due 07/04/2028		30	41
5.500% due 01/04/2031		100	150
4.750% due 07/04/2034		100	137

Total Germany (Cost $7,989)			8,794

ITALY (j) 1.7%
Italy Buoni Poliennali Del Tesoro
4.500% due 05/01/2009	EUR	360	470
4.250% due 11/01/2009		60	78
5.500% due 11/01/2010		110	150

Seashell Securities PLC
3.079% due 10/25/2028		100	126

Telecom Italia SpA
5.625% due 02/01/2007		70	91

Total Italy (Cost $864)			915

JAPAN (j) 10.7%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	100	123

Japan Finance Corp. for Municipal Enterprises
5.875% due 03/14/2011		$80	81

Japan Government Bond
0.700% due 09/20/2008	JPY	10,000	87
1.500% due 03/20/2014		90,000	772
1.600% due 06/20/2014		240,000	2,068
1.600% due 09/20/2014		60,000	516
2.300% due 05/20/2030		10,000	85
2.400% due 03/20/2034		20,000	172
2.300% due 06/20/2035		70,000	585
2.500% due 09/20/2035		140,000	1,221

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		$100	93

Total Japan (Cost $6,197)			5,803

SPAIN (j) 8.0%
Santander U.S. Debt S.A. Unipersonal
5.220% due 02/06/2009		$200	200

Spain Government Bond
5.150% due 07/30/2009	EUR	1,210	1,611
4.000% due 01/31/2010		100	129
4.400% due 01/31/2015		1,800	2,361

Total Spain (Cost $4,081)			4,301

UNITED KINGDOM (j) 6.9%
Lloyds TSB Bank PLC
5.625% due 07/15/2049	EUR	40	53
5.438% due 11/29/2049		$100	89

United Kingdom Gilt
5.000% due 03/07/2008	GBP	100	186
4.750% due 06/07/2010		600	1,108
5.000% due 03/07/2012		500	936
4.750% due 09/07/2015		700	1,297

Vodafone Group PLC
5.560% due 06/29/2007		$100	100

Total United Kingdom (Cost $3,736)			3,769

UNITED STATES (j) 29.5%

ASSET-BACKED SECURITIES 3.1%
AAA Trust
5.422% due 04/25/2035		$26	26

Amortizing Residential Collateral Trust
5.672% due 10/25/2031		4	4
5.612% due 07/25/2032		1	1

Amresco Residential Securities Mortgage Loan Trust
6.262% due 06/25/2029		2	2

Argent Securities, Inc.
5.442% due 02/25/2036		192	192

Capital One Auto Finance Trust
5.117% due 05/15/2007		82	82

Centex Home Equity
5.372% due 06/25/2036		194	194

CS First Boston Mortgage Securities Corp.
5.632% due 01/25/2032		3	3

First Alliance Mortgage Loan Trust
5.497% due 12/20/2027		3	3

First Franklin Mortgage Loan Asset-Backed Certificates
5.731% due 02/25/2034		9	9

GSR Mortgage Loan Trust
5.422% due 12/25/2030		$148	$148

IXIS Real Estate Capital Trust
5.382% due 08/25/2036		97	97

Morgan Stanley Home Equity Loans
5.392% due 02/25/2036		267	267

Novastar Home Equity Loan
5.597% due 04/25/2028		5	5

Quest Trust
5.882% due 06/25/2034		31	31

Residential Asset Mortgage Products, Inc.
5.662% due 09/25/2033		1	1
5.402% due 10/25/2036		180	181

Residential Asset Securities Corp.
5.592% due 04/25/2032		10	10
5.572% due 07/25/2032		14	14

SACO I, Inc.
5.382% due 05/25/2036		88	88

Securitized Asset-Backed Receivables LLC Trust
5.382% due 03/25/2036		180	180

SLM Student Loan Trust
5.120% due 07/25/2013		57	57
5.110% due 01/26/2015		79	79

Soundview Home Equity Loan Trust
5.492% due 04/25/2035		25	25

Structured Asset Securities Corp.
5.371% due 01/25/2033		4	4

			1,703

CORPORATE BONDS & NOTES 4.6%
Bear Stearns Cos., Inc.
5.356% due 01/31/2011		200	200

Charter One Bank N.A.
5.157% due 04/24/2009		250	250

CIT Group, Inc.
5.259% due 02/21/2008		100	100

Citigroup, Inc.
5.520% due 12/26/2008		100	100

CMS Energy Corp.
8.900% due 07/15/2008		100	104
7.500% due 01/15/2009		100	102

ConocoPhillips Australia Funding Co.
5.128% due 04/09/2009		200	200

HSBC Finance Corp.
5.500% due 01/19/2016		200	191

JP Morgan & Co., Inc.
8.019% due 02/15/2012		10	10

KFW International Finance, Inc.
1.750% due 03/23/2010	JPY	11,000	98

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		$100	105

Morgan Stanley
5.276% due 02/09/2009		200	200

Oracle Corp. & Ozark Holding, Inc.
5.280% due 01/13/2009		100	100

SB Treasury Co. LLC
9.400% due 12/29/2049		100	106

Toyota Motor Credit Corp.
5.140% due 10/12/2007		100	100

Unicredito Italiano
5.231% due 12/03/2007		100	100
5.307% due 12/13/2007		100	100

See Accompanying Notes	Semiannual Report	June 30, 2006	17

Schedule of Investments Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
US Bancorp
5.371% due 04/28/2009	$100	$100

Wachovia Bank N.A.
5.489% due 03/23/2009	250	250

		2,516

MORTGAGE-BACKED SECURITIES 7.3%
Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	250	244

Banc of America Mortgage Securities
5.000% due 05/25/2034	204	199

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	100	106

Countrywide Alternative Loan Trust
5.291% due 02/25/2036	288	288
5.602% due 02/25/2036	194	195

Countrywide Home Loan Mortgage Pass-Through Trust
5.652% due 02/25/2035	54	55
5.642% due 03/25/2035	397	398
5.552% due 05/25/2035	201	200

CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	11	11
5.872% due 08/25/2033	13	13

CSAB Mortgage-Backed Trust
5.423% due 06/25/2036	94	94

First Horizon Asset Securities, Inc.
6.250% due 08/25/2017	90	89

GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035	93	94

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	131	129

Indymac Index Mortgage Loan Trust
5.402% due 06/25/2046	194	194

Mellon Residential Funding Corp.
5.639% due 12/15/2030	62	62

MLCC Mortgage Investors, Inc.
5.579% due 03/15/2025	23	23

Residential Accredit Loans, Inc.
5.532% due 03/25/2046	299	299

Sequoia Mortgage Trust
5.567% due 08/20/2032	30	30

Structured Asset Mortgage Investments, Inc.
5.542% due 09/19/2032	41	41
5.582% due 09/19/2032	26	26
5.602% due 03/19/2034	52	52
5.542% due 09/25/2035	300	300

Washington Mutual, Inc.
5.592% due 12/25/2027	95	95
5.121% due 10/25/2032	5	5
5.009% due 02/27/2034	32	32
5.632% due 12/25/2044	59	59
5.552% due 04/25/2045	65	65
5.123% due 06/25/2046	198	198

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	288	285
5.240% due 05/25/2036	92	91

		3,972

MUNICIPAL BONDS & NOTES 0.4%
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	100	102

Lower Colorado River, Texas Authority Revenue Notes, (FSA Insured), Series 2003
5.000% due 05/15/2023	$100	$102

		204

	SHARES
PREFERRED STOCK 1.3%
DG Funding Trust
7.210% due 12/31/2049	65	686

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 8.2%
Fannie Mae
4.192% due 11/01/2034	$414	406
4.681% due 02/25/2036	100	97
4.964% due 12/01/2034	59	58
5.000% due 09/01/2018 - 07/13/2036 (c)	629	591
5.211% due 10/01/2044	193	194
5.442% due 03/25/2034	64	64
5.472% due 08/25/2034	60	60
5.500% due 11/01/2016 - 02/01/2035 (c)	1,996	1,929
5.672% due 09/25/2042	100	101
6.000% due 07/25/2044	64	64

Freddie Mac
5.211% due 10/25/2044	193	195
6.103% due 02/01/2029	34	35
6.530% due 11/26/2012	300	302

Government National Mortgage Association
4.375% due 04/20/2028 - 06/20/2030 (c)	32	32

Tennessee Valley Authority
4.875% due 12/15/2016	300	300

		4,428

U.S. TREASURY OBLIGATIONS 4.6%
Treasury Inflation Protected Securities (b)
2.000% due 07/15/2014	321	309
3.625% due 04/15/2028	125	148

U.S. Treasury Bond
8.875% due 02/15/2019	100	133
8.125% due 08/15/2019	300	380
7.875% due 02/15/2021	200	252
8.125% due 05/15/2021	400	515
6.250% due 08/15/2023	200	221

U.S. Treasury Note
4.625% due 02/29/2008	400	396
4.250% due 08/15/2013	100	95

U.S. Treasury Strip
0.000% due 11/15/2021 (a)	100	44

		2,493

Total United States (Cost $16,317)		16,002

	NOTIONAL AMOUNT (000S)
PURCHASED CALL OPTIONS 0.2%
1-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 5.190% Exp. 05/09/2007	$61,400	62

2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 10/18/2006	2,300	0

Strike @ 4.750% Exp. 08/07/2006	$4,700	$0
Strike @ 5.080% Exp. 04/19/2007	4,600	7
Strike @ 5.150% Exp. 05/08/2007	4,700	9
Strike @ 5.130% Exp. 10/25/2006	2,300	1
Strike @ 5.200% Exp. 05/09/2007	3,300	7

30-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 5.750% Exp. 04/27/2009	200	12

U.S. dollar versus Japanese Yen (OTC)
Strike @ JPY117.000 Exp. 12/11/2006	370	3

	# OF CONTRACTS
U.S. Treasury 30-Year Bond September Futures (CBOT)
Strike @ $108.000 Exp. 08/25/2006	9	5

Total Purchased Call Options (Cost $224)		106

	NOTIONAL AMOUNT (000S)
PURCHASED PUT OPTIONS 0.0%
30-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 6.250% Exp. 04/27/2009	$200	8

	# OF CONTRACTS
U.S. Treasury 30-Year Bond September Futures (CBOT)
Strike @ $103.000 Exp. 08/25/2006	9	2

Total Purchased Put Options (Cost $20)		10

	NOTIONAL AMOUNT (000S)
PURCHASED STRADDLE OPTIONS 0.0%
Call & Put - OTC U.S. dollar versus Japanese Yen Forward Delta Neutral Straddle
Strike @ $0.000 (f) Exp. 08/23/2007	$5,000	3

Total Purchased Straddle Options (Cost $0)		3

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 31.0%

CERTIFICATES OF DEPOSIT 0.6%
Countrywide Bank N.A.
5.209% due 09/15/2006	$300	300

COMMERCIAL PAPER 29.0%
Abbey National N.A. LLC
5.100% due 07/05/2006	1,400	1,400

Danske Corp.
5.280% due 07/17/2006	800	798
4.955% due 07/20/2006	800	798

Dexia Delaware LLC
5.275% due 07/05/2006	1,400	1,400

DnB NORBank ASA
4.990% due 08/18/2006	1,400	1,391

18	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2006 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
Fannie Mae
4.958% due 09/13/2006	$400	$395

HBOS Treasury Services PLC
4.940% due 07/13/2006	900	899
5.100% due 08/25/2006	600	595

Nordea N.A., Inc.
5.090% due 08/24/2006	300	298
5.180% due 09/08/2006	900	890

Societe Generale N.A.
5.260% due 07/05/2006	600	600
4.985% due 08/22/2006	1,000	993

Spintab AB
5.120% due 08/01/2006	800	797

Svenska Handelsbanken, Inc.
4.890% due 07/06/2006	1,400	1,399

Time Warner Telecom, Inc.
5.240% due 09/19/2006	100	99

Total Captial S.A.
5.270% due 07/03/2006	400	400

UBS Finance Delaware LLC
4.930% due 07/10/2006	600	599
5.225% due 08/08/2006	1,000	995

Westpac Trust Securities NZ Ltd.
4.960% due 07/20/2006	$1,000	$998

		15,744

REPURCHASE AGREEMENT 0.8%
State Street Bank
4.900% due 07/03/2006	413	413

(Dated 06/30/2006. Collateralized by Freddie Mac 2.750% due 02/09/2007 valued at $423. Repurchase proceeds are $413.)

U.S. TREASURY BILLS 0.6%
4.794% due 08/31/2006 -09/14/2006 (c)(e)	355	351

Total Short-Term Instruments (Cost $16,810)		16,808

Total Investments (d) 107.8% (Cost $58,111)		$58,481

Written Options (h) (0.2%) (Premiums $235)		(90)

Other Assets and Liabilities (Net) (7.6%)		(4,127)

Net Assets 100.0%		$54,264

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Principal only security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) As of June 30, 2006, portfolio securities with an aggregate market value of $681 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(e) Securities with an aggregate market value of $351 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar June Futures	Long	06/2007	40	$(26)
Euro-Bobl 5-Year Note September Futures	Long	09/2006	2	(1)
Euro-Bund 10-Year Note September Futures	Long	09/2006	53	(40)
Japan Government 10-Year Note September Futures	Long	09/2006	13	(9)
U.S. Treasury 5-Year Note September Futures	Long	09/2006	17	(11)
U.S. Treasury 10-Year Note September Futures	Long	09/2006	19	(13)
U.S. Treasury 30-Year Bond September Futures	Long	09/2006	3	(2)

				$(102)

(f) Exercise price and premium determined on a future date, based upon implied volatility parameters.

(g) Swap agreements outstanding on June 30, 2006:

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	06/15/2010	AUD	700	$(8)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		400	7
Deutsche Bank AG	6-month Australian Bank Bill	Pay	6.000%	12/15/2011		500	(2)
Deutsche Bank AG	6-month Australian Bank Bill	Receive	6.000%	12/15/2016		300	2
HSBC Bank USA	6-month Australian Bank Bill	Pay	6.000%	12/15/2011		300	(1)
HSBC Bank USA	6-month Australian Bank Bill	Receive	6.000%	12/15/2016		200	1
UBS Warburg LLC	6-month Australian Bank Bill	Pay	6.000%	06/15/2010		2,700	(41)
UBS Warburg LLC	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		1,500	34
Bank of America	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014	CAD	500	6
Royal Bank of Canada	3-month Canadian Bank Bill	Receive	5.000%	06/15/2015		200	2

See Accompanying Notes	Semiannual Report	June 30, 2006	19

Schedule of Investments    Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
BNP Paribas Bank	6-month EUR-LIBOR	Pay	6.000%	06/18/2034	EUR	100	$1
Citibank N.A.	6-month EUR-LIBOR	Receive	5.000%	06/17/2012		200	11
Citibank N.A.	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		1,280	85
Citibank N.A.	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		100	6
Citibank N.A.	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		100	(10)
Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.000%	12/15/2011		200	0
Goldman Sachs & Co.	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		200	(2)
Goldman Sachs & Co.	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		600	(1)
HSBC Bank USA	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		200	6
J.P. Morgan Chase & Co.	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		200	(8)
J.P. Morgan Chase & Co.	6-month EUR-LIBOR	Receive	5.000%	06/17/2012		100	5
Lehman Brothers, Inc.	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		400	27
Merrill Lynch & Co., Inc.	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		2,600	171
Morgan Stanley Dean Witter & Co.	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		100	(4)
Morgan Stanley Dean Witter & Co.	6-month EUR-LIBOR	Receive	4.000%	12/15/2011		2,000	15
Morgan Stanley Dean Witter & Co.	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		300	18
Morgan Stanley Dean Witter & Co.	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		400	44
Morgan Stanley Dean Witter & Co.	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		1,100	(4)
UBS Warburg LLC	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		200	(9)
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	2,800	(67)
Barclays Bank PLC	6-month GBP-LIBOR	Receive	5.000%	09/15/2015		500	4
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/18/2034		200	(4)
Deutsche Bank AG	6-month GBP-LIBOR	Pay	5.000%	06/15/2009		1,800	2
Deutsche Bank AG	6-month GBP-LIBOR	Receive	5.000%	09/15/2015		300	10
Deutsche Bank AG	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		100	8
Goldman Sachs & Co.	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		600	11
HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		1,400	(34)
Merrill Lynch & Co., Inc.	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		1,000	(24)
Morgan Stanley Dean Witter & Co.	6-month GBP-LIBOR	Pay	5.000%	09/15/2015		300	(1)
Goldman Sachs & Co.	3-month HKD-HIBOR	Receive	4.235%	12/17/2008	HKD	7,100	16
Barclays Bank PLC	6-month JPY-LIBOR	Receive	2.000%	12/15/2015	JPY	30,000	3
Deutsche Bank AG	6-month JPY-LIBOR	Pay	1.000%	03/18/2008		100,000	0
Deutsche Bank AG	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		50,000	4
Goldman Sachs & Co.	6-month JPY-LIBOR	Pay	1.000%	03/18/2008		400,000	(2)
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	2.020%	05/18/2010		17,000	(4)
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	1.300%	09/21/2011		40,000	5
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		350,000	19
Merrill Lynch & Co., Inc.	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		50,000	4
Morgan Stanley Dean Witter & Co.	6-month JPY-LIBOR	Receive	2.000%	12/20/2013		130,000	14
Morgan Stanley Dean Witter & Co.	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		420,000	29
UBS Warburg LLC	6-month JPY-LIBOR	Receive	0.800%	03/20/2012		50,000	4
UBS Warburg LLC	6-month JPY-LIBOR	Receive	2.000%	12/20/2013		190,000	28
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/20/2016		$200	2
Bank of America	3-month USD-LIBOR	Pay	5.000%	12/20/2036		500	(5)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		1,200	15
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		400	(1)
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		100	1
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		500	(4)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		4,700	55
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		800	10
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		500	(5)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		1,900	23
Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		2,600	(23)

							$444

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.410%	06/20/2007	$100	$0
UBS Warburg LLC	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Receive	5.000%	12/20/2026	900	1

						$1

+ If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

20	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2006 (Unaudited)

(h) Written options outstanding on June 30, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$ 106.000	08/25/2006	15	$9	$4
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	15	5	2

				$14	$6

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006	$2,000	$16	$0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	1,000	4	1
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006	1,000	10	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007	2,000	16	9
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.280%	05/08/2007	2,000	18	11
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007	13,700	127	82
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007	1,400	13	8

							$204	$111

Straddle Options
Description		Counterparty		Exercise Price*	Expiration Date	Notional Amount	Premium*	Value
Call & Put - OTC U.S. dollar versus Japanese Yen Forward Delta Neutral Straddle		Goldman Sachs & Co.		$ 0.000	08/23/2007	$4,600	$17	$(27)

* Exercise price and final premium determined on a future date, based upon implied volatility parameters.

(i) Short sales outstanding on June 30, 2006:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	07/13/2036	$400	$387	$384

See Accompanying Notes	Semiannual Report	June 30, 2006	21

Schedule of Investments  Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

(j) Forward foreign currency contracts outstanding on June 30, 2006:
Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	30	07/2006	$1	$0	$1
Sell		30	07/2006	0	0	0
Buy		31	08/2006	1	0	1
Buy		30	09/2006	0	0	0
Buy	CLP	4,000	07/2006	0	0	0
Sell		4,000	07/2006	0	0	0
Buy		6,033	08/2006	0	0	0
Buy		4,000	09/2006	0	0	0
Buy	CNY	3,712	05/2007	0	(5)	(5)
Sell	DKK	178	09/2006	0	0	0
Buy	EUR	21	07/2006	0	0	0
Sell		8,583	07/2006	0	(198)	(198)
Buy	GBP	60	07/2006	1	0	1
Sell		1,817	07/2006	0	(13)	(13)
Buy	HKD	475	07/2006	0	0	0
Sell		475	07/2006	0	0	0
Buy		475	09/2006	0	0	0
Buy	JPY	12,529	07/2006	0	0	0
Sell		507,968	07/2006	25	0	25
Buy		3,912	08/2006	0	0	0
Buy	KRW	13,000	07/2006	0	0	0
Sell		13,000	07/2006	0	0	0
Buy		98,732	08/2006	2	0	2
Buy		41,181	09/2006	1	0	1
Buy	MXN	277	08/2006	0	(2)	(2)
Buy		68	09/2006	0	0	0
Buy	NZD	29	08/2006	0	0	0
Buy	PEN	51	08/2006	0	0	0
Sell		51	08/2006	0	0	0
Buy	PLN	34	08/2006	0	(1)	(1)
Buy		15	09/2006	0	0	0
Buy		32	11/2006	0	0	0
Buy	RUB	201	07/2006	0	0	0
Sell		200	07/2006	0	0	0
Buy		457	08/2006	1	0	1
Buy		200	09/2006	0	0	0
Buy	SGD	11	07/2006	0	0	0
Sell		11	07/2006	0	0	0
Buy		165	08/2006	0	(1)	(1)
Buy		11	09/2006	0	0	0
Buy	SKK	478	08/2006	0	0	0
Buy		362	09/2006	0	0	0
Buy	TWD	3,537	08/2006	0	(3)	(3)
Buy	ZAR	70	08/2006	0	(1)	(1)

				$32	$(224)	$(192)

22	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Global Bond Portfolio (Unhedged)	June 30, 2006 (Unaudited)

		PRINCIPAL
		AMOUNT	VALUE
		(000S)	(000S)
BELGIUM (i) 0.6%
Belgium Government Bond
4.250% due 09/28/2014	EUR	600	$780

Total Belgium (Cost $763)			780

BRAZIL 0.2%
Vale Overseas Ltd.
6.250% due 01/11/2016		$300	287

Total Brazil (Cost $300)			287

CAYMAN ISLANDS (i) 0.6%
ASIF II
4.540% due 06/15/2007	CAD	200	179

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		$400	387

Vita Capital Ltd.
6.340% due 01/01/2007		250	251

Total Cayman Islands (Cost $811)			817

FRANCE (i) 1.1%
France Government Bond
6.500% due 04/25/2011	EUR	300	428
3.150% due 07/25/2032 (c)		108	171
5.750% due 10/25/2032		600	935

Total France (Cost $1,580)			1,534

GERMANY (i) 10.4%
Amadeus Global Travel Distribution S.A.
5.549% due 04/08/2013	EUR	50	65
6.049% due 04/08/2014		50	65

Republic of Germany
5.250% due 01/04/2011		1,100	1,488
4.250% due 01/04/2014		1,400	1,820
6.250% due 01/04/2024		600	955
6.500% due 07/04/2027		1,100	1,828
5.625% due 01/04/2028		3,550	5,357
4.750% due 07/04/2028		1,000	1,355
6.250% due 01/04/2030		400	654
5.500% due 01/04/2031		400	600
4.750% due 07/04/2034		100	137

Total Germany (Cost $14,046)			14,324

ITALY (i) 0.4%
Seashell Securities PLC
3.079% due 10/25/2028	EUR	50	63

Siena Mortgages SpA
3.191% due 12/16/2038		274	352

Telecom Italia SpA
5.625% due 02/01/2007		60	78

Total Italy (Cost $461)			493

JAPAN (i) 10.9%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	100	123

Japan Government Bond
0.700% due 09/20/2008	JPY	20,000	174
1.000% due 09/20/2010		100,000	864
1.500% due 03/20/2011		620,000	5,453
1.600% due 09/20/2013		10,000	87
1.500% due 03/20/2014		50,000	429
1.600% due 06/20/2014		120,000	1,034
1.600% due 09/20/2014		240,000	2,064
2.300% due 05/20/2030		7,000	60
2.400% due 03/20/2034		130,000	1,116
2.300% due 06/20/2035		130,000	1,087
2.500% due 09/20/2035		280,000	2,442

Resona Bank Ltd.
5.850% due 09/29/2049		$100	$93

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		100	93

Total Japan (Cost $15,509)			15,119

MEXICO 0.1%
Pemex Project Funding Master Trust
5.750% due 12/15/2015		$100	92

Total Mexico (Cost $97)			92

NETHERLANDS (i) 1.1%
Dutch Mortgage-Backed Securities BV
3.094% due 10/02/2079	EUR	1,000	1,285

Netherlands Government Bond
4.250% due 07/15/2013		200	260

Total Netherlands (Cost $1,479)			1,545

SPAIN (i) 5.9%
Banesto Banco de Emisiones
3.118% due 10/04/2006	EUR	100	128

Spain Government Bond
5.150% due 07/30/2009		900	1,198
4.750% due 07/30/2014		5,000	6,734

Total Spain (Cost $7,887)			8,060

UNITED KINGDOM (i) 13.2%
HBOS PLC
5.920% due 09/29/2049		$200	185

Holmes Financing PLC
3.004% due 10/15/2009	EUR	100	128
3.024% due 07/25/2010		100	128

Paragon Mortgages PLC
3.309% due 03/15/2030		200	256

United Kingdom Gilt
5.000% due 03/07/2008	GBP	100	186
4.750% due 06/07/2010		7,520	13,881
5.000% due 03/07/2012		200	374
4.750% due 09/07/2015		1,500	2,779

Vodafone Group PLC
5.560% due 06/29/2007		$300	300

Total United Kingdom (Cost $17,911)			18,217

UNITED STATES 38.7%

ASSET-BACKED SECURITIES 7.8%
AAA Trust
5.422% due 11/26/2035		$26	26

Accredited Mortgage Loan Trust
5.216% due 09/25/2036		700	700

ACE Securities Corp.
5.432% due 10/25/2035		128	128

Aegis Asset-Backed Securities Trust
5.680% due 10/25/2034		53	53

Amortizing Residential Collateral Trust
5.672% due 10/25/2031		4	4
5.612% due 07/25/2032		1	1

Argent Securities, Inc.
5.442% due 10/25/2035		95	95
5.442% due 02/25/2036		575	575

Asset-Backed Funding Certificates
5.432% due 08/25/2035		25	26

Asset-Backed Securities Corp. Home Equity
5.432% due 11/25/2035		59	59

Bear Stearns Asset-Backed Securities, Inc.
5.532% due 07/25/2031	$2	$2
5.492% due 12/25/2042	15	15

Capital One Auto Finance Trust
5.117% due 05/15/2007	247	247

Carrington Mortgage Loan Trust
5.402% due 06/25/2035	18	18
5.442% due 09/25/2035	241	241

Centex Home Equity
5.412% due 06/25/2035	28	28
5.372% due 06/25/2036	582	582

Countrywide Asset-Backed Certificates
5.402% due 10/25/2035	12	12
5.160% due 07/25/2036	700	701

CS First Boston Mortgage Securities Corp.
5.632% due 01/25/2032	2	2

First Franklin Mortgage Loan Asset-Backed Certificates
5.731% due 02/25/2034	4	4
5.352% due 05/25/2036	587	587

GSAMP Trust
5.612% due 03/25/2034	71	72

Indymac Residential Asset-Backed Trust
5.000% due 08/25/2036	700	699

IXIS Real Estate Capital Trust
5.382% due 08/25/2036	291	291

Long Beach Mortgage Loan Trust
5.382% due 04/25/2036	461	461

Merrill Lynch Mortgage Investors, Inc.
5.422% due 06/25/2036	6	7

Morgan Stanley ABS Capital I
5.381% due 06/25/2036	600	600

Morgan Stanley Capital I
5.392% due 02/25/2036	513	513

Morgan Stanley Home Equity Loans
5.392% due 02/25/2036	533	534

Option One Mortgage Loan Trust
5.392% due 01/25/2036	487	488

Quest Trust
5.402% due 12/25/2035	128	128

Residential Asset Mortgage Products, Inc.
5.652% due 12/25/2033	3	3
5.402% due 02/25/2036	523	523
5.402% due 10/25/2036	433	433

Residential Asset Securities Corp.
5.422% due 05/25/2027	63	63
5.382% due 04/25/2036	192	192

SACO I, Inc.
5.432% due 07/25/2035	73	73
5.382% due 05/25/2036	262	262

Saxon Asset Securities Trust
5.592% due 01/25/2032	3	3

Securitized Asset-Backed Receivables LLC Trust
5.382% due 03/25/2036	541	541

Soundview Home Equity Loan Trust
5.492% due 04/25/2035	76	76
5.432% due 11/25/2035	127	127

Structured Asset Securities Corp.
5.722% due 05/25/2034	32	32
4.900% due 04/25/2035	71	68
5.432% due 11/25/2035	354	354

Truman Capital Mortgage Loan Trust
5.662% due 01/25/2034	41	41

		10,690

See Accompanying Notes	Semiannual Report	June 30, 2006	23

Schedule of Investments Global Bond Portfolio (Unhedged) (Cont.)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS & NOTES 6.5%
AT&T, Inc.
5.262% due 05/15/2008	$600	$600

Atlantic & Western Re Ltd.
11.508% due 01/09/2007	250	246

Boston Scientific Corp.
6.000% due 06/15/2011	200	198
6.400% due 06/15/2016	200	195

Charter One Bank N.A.
5.157% due 04/24/2009	1,000	1,001

CIT Group, Inc.
5.259% due 02/21/2008	300	300
5.404% due 05/23/2008	100	100
5.380% due 06/08/2009	500	500

Citigroup, Inc.
5.520% due 12/26/2008	200	200

CMS Energy Corp.
8.900% due 07/15/2008	200	209
7.500% due 01/15/2009	100	102

ConocoPhillips Australia Funding Co.
5.128% due 04/09/2009	500	501

Dominion Resources, Inc.
5.790% due 09/28/2007	100	100

General Electric Capital Corp.
5.429% due 06/15/2009	600	601

Harrah’s Operating Co., Inc.
5.760% due 02/08/2008	100	100

HJ Heinz Co.
6.428% due 12/01/2020	300	305

HSBC Finance Corp.
5.459% due 09/15/2008	100	100
5.504% due 06/19/2009	400	400
5.500% due 01/19/2016	200	191

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049	100	105

Morgan Stanley
5.276% due 02/09/2009	500	501

Oracle Corp. & Ozark Holding, Inc.
5.280% due 01/13/2009	200	200

SB Treasury Co. LLC
9.400% due 12/29/2049	100	106

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049	200	215

Toyota Motor Credit Corp.
5.140% due 10/12/2007	400	400

Unicredito Italiano
5.231% due 12/03/2007	300	301
5.307% due 12/13/2007	400	400

US Bancorp
5.371% due 04/28/2009	300	300

Wachovia Bank N.A.
5.489% due 03/23/2009	500	500

		8,977

MORTGAGE-BACKED SECURITIES 8.3%
Banc of America Mortgage Securities
5.000% due 05/25/2034	272	265

Bear Stearns Commercial Mortgage Securities
5.404% due 03/15/2019	700	699

Countrywide Alternative Loan Trust
5.291% due 02/25/2036	479	480
5.602% due 02/25/2036	486	487
6.209% due 08/25/2036	700	704

Countrywide Home Loan Mortgage Pass-Through Trust
5.602% due 08/25/2034	$35	$35
5.702% due 09/25/2034	81	82
5.652% due 02/25/2035	54	55
5.642% due 03/25/2035	562	563
5.612% due 04/25/2035	54	54
5.552% due 05/25/2035	468	468

CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	11	11

CSAB Mortgage-Backed Trust
5.422% due 06/25/2036	281	281

First Horizon Asset Securities, Inc.
6.250% due 08/25/2017	269	268

GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037	610	589

GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035	93	94

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	131	129

Greenpoint Mortgage Funding Trust
5.592% due 11/25/2045	67	67

GSR Mortgage Loan Trust
3.405% due 06/01/2034	107	106
4.541% due 09/25/2035	264	258

Harborview Mortgage Loan Trust
5.622% due 02/25/2034	34	34

Indymac Index Mortgage Loan Trust
5.402% due 06/25/2046	582	583

Lehman XS Trust
5.402% due 06/25/2036	700	701
5.402% due 04/25/2046	474	474

Mellon Residential Funding Corp.
5.639% due 12/15/2030	62	62

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	85	83

Residential Accredit Loans, Inc.
5.532% due 03/25/2046	598	599

Sequoia Mortgage Trust
5.567% due 08/20/2032	24	24

Structured Asset Mortgage Investments, Inc.
5.602% due 03/19/2034	52	52
5.542% due 07/19/2034	41	41
5.542% due 09/25/2035	599	600

Washington Mutual, Inc.
5.592% due 12/25/2027	142	142
5.121% due 10/25/2032	5	5
5.009% due 02/27/2034	21	21
5.410% due 08/25/2042	64	64
5.632% due 12/25/2044	59	59
5.642% due 01/25/2045	60	60
5.612% due 10/25/2045	170	171
5.592% due 12/26/2045	362	363
5.259% due 07/25/2046	700	699

Wells Fargo Mortgage-Backed Securities Trust
4.750% due 10/25/2018	258	248
4.950% due 03/25/2036	481	474
5.240% due 05/25/2036	184	183

		11,437

MUNICIPAL BONDS & NOTES 0.0%
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2004
5.000% due 02/01/2028	25	26

PREFERRED STOCK 0.4%
DG Funding Trust
7.210% due 12/31/2049	58	$612

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 8.7%
Fannie Mae
4.192% due 11/01/2034	$414	406
4.401% due 10/01/2034	54	53
4.964% due 12/01/2034	59	58
5.000% due 11/01/2018 - 07/13/2036 (d)	896	850
5.442% due 03/25/2034	64	64
5.472% due 08/25/2034	60	60
5.500% due 10/01/2016 - 07/13/2036 (d)	5,534	5,337
5.572% due 08/25/2030	61	61
6.000% due 07/25/2044	129	128

Freddie Mac
5.211% due 10/25/2044	322	324
5.500% due 06/01/2035 - 07/13/2036 (d)	4,862	4,675
6.103% due 02/01/2029	33	34

Government National Mortgage Association
5.125% due 11/20/2024	8	9

		12,059

U.S. TREASURY OBLIGATIONS 7.0%
Treasury Inflation Protected Securities (c)
3.000% due 07/15/2012	112	115
2.000% due 01/15/2014	109	105
2.000% due 07/15/2014	214	206

U.S. Treasury Bonds
8.750% due 05/15/2017	100	129
8.875% due 02/15/2019	200	266
8.125% due 08/15/2019	100	127
8.125% due 05/15/2021	1,100	1,415
8.000% due 11/15/2021	600	768
7.125% due 02/15/2023	600	718
6.250% due 08/15/2023	3,800	4,192

U.S. Treasury Notes
4.625% due 02/29/2008	800	793
3.875% due 09/15/2010	30	29
4.250% due 08/15/2013	100	95

U.S. Treasury Strips
0.000% due 05/15/2017 (b)	430	245
0.000% due 08/15/2020 (b)	300	142
0.000% due 11/15/2021 (b)	600	265

		9,610

Total United States (Cost $54,215)		53,411

	NOTIONAL AMOUNT (000S)
PURCHASED CALL OPTIONS 0.3%
1-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 5.190% Exp. 05/09/2007	$171,200	174

2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 10/18/2006	4,700	0
Strike @ 4.750% Exp. 08/07/2006	4,700	0
Strike @ 5.080% Exp. 04/19/2007	4,600	7
Strike @ 5.150% Exp. 05/08/2007	23,300	45

24	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2006 (Unaudited)

	NOTIONAL
	AMOUNT	VALUE
	(000S)	(000S)
Strike @ 5.130% Exp. 10/25/2006	$4,700	$1
Strike @ 5.200% Exp. 05/09/2007	10,600	23
Strike @ 5.500% Exp. 06/29/2007	10,800	52

30-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 5.750% Exp. 04/27/2009	100	6

U.S. dollar versus Japanese Yen (OTC)
Strike @ JY117.000 Exp. 12/11/2006	740	5
Strike @ JY120.000 Exp. 12/11/2006	50	0

	# OF CONTRACTS
U.S. Treasury 30-Year Bond September Futures (CBOT)
Strike @ $108.000 Exp. 08/25/2006	23	14

Total Purchased Call Options (Cost $622)		327

	NOTIONAL AMOUNT (000S)
PURCHASED PUT OPTIONS 0.0%
30-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 6.250% Exp. 04/27/2009	$100	4

	# OF CONTRACTS
90-Day Eurodollar December Futures (CME)
Strike @ $91.750 Exp. 12/18/2006	161	1

U.S. Treasury 10-Year Note September Futures (CBOT)
Strike @ $98.000 Exp. 08/25/2006	100	2

U.S. Treasury 30-Year Bond September Futures (CBOT)
Strike @ $103.000 Exp. 08/25/2006	23	4

Total Purchased Put Options (Cost $25)		11

PURCHASED STRADDLE OPTIONS (j) 0.0%
Call & Put–OTC U.S. dollar versus Japanese Yen Forward Delta Neutral Straddle
Strike @ $0.000 Exp. 08/23/2007	$6,000	$3

Total Purchased Straddle Options (Cost $0)		3

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 23.2%

CERTIFICATES OF DEPOSIT 2.0%
Countrywide Bank N.A.
5.209% due 09/15/2006	$700	700

Danske Corp.
4.980% due 07/26/2006	2,000	1,994

		2,694

COMMERCIAL PAPER 20.1%
Bank of Ireland
5.090% due 08/17/2006	2,800	2,782

BNP Paribas Finance
5.000% due 08/28/2006	3,300	3,274

CBA (de) Finance
5.080% due 08/21/2006	3,700	3,674

Dexia Delaware LLC
4.980% due 07/25/2006	1,800	1,795
5.065% due 08/18/2006	1,300	1,292

DnB NORBank ASA
4.990% due 08/18/2006	2,400	2,385

HBOS Treasury Services PLC
5.055% due 08/17/2006	3,100	3,080

Nordea N.A., Inc.
5.120% due 09/05/2006	3,500	3,468
5.180% due 09/08/2006	700	693

Societe Generale N.A.
5.055% due 08/15/2006	400	398
4.985% due 08/22/2006	1,500	1,490

Sumitomo Corp. of America
4.980% due 09/12/2006	200	198

Svenska Handelsbanken, Inc.
5.190% due 09/11/2006	$2,900	$2,871

Time Warner Telecom, Inc.
5.240% due 09/19/2006	300	297

		27,697

REPURCHASE AGREEMENT 0.5%
State Street Bank
4.900% due 07/03/2006	660	660

(Dated 06/30/2006. Collateralized by Freddie Mac 2.750% due 02/09/2007 valued at $676. Repurchase proceeds are $660.)

U.S. TREASURY BILLS 0.6%
4.748% due 08/31/2006 - 09/14/2006 (d)(e)	905	896

Total Short-Term Instruments (Cost $31,947)		31,947

Total Investments (a) (Cost $147,653) 106.7%		$146,967

Written Options (g) (0.3%) (Premiums $648)		(358)

Other Assets and Liabilities (Net) (6.4%)		(8,812)

Net Assets 100.0%		$137,797

Notes to Schedule of Investments (amounts in thousands, except number of contracts):
(a) As of June 30, 2006, portfolio securities with an aggregate market value of $6,670 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Principal only security.

(c) Principal amount of security is adjusted for inflation.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) Securities with an aggregate market value of $649 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2007	79	$(51)
Euro-Bobl 5-Year Note September Futures	Long	09/2006	8	(5)
Euro-Bund 10-Year Note September Futures	Long	09/2006	68	(56)
Euro-Bund 10-Year Note September Futures Put Option Strike @ EUR107.500	Long	09/2006	50	0
Japan Government 10-Year Note September Futures	Long	09/2006	19	(12)
U.S. Treasury 5-Year Note September Futures	Long	09/2006	23	(14)
U.S. Treasury 10-Year Note September Futures	Long	09/2006	87	(42)
U.S. Treasury 30-Year Bond September Futures	Long	09/2006	11	1

				$(179)

See Accompanying Notes	Semiannual Report	June 30, 2006	25

Schedule of Investments    Global Bond Portfolio (Unhedged) (Cont.)

(f) Swap agreements outstanding on June 30, 2006:
Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	06/15/2010	AUD	700	$(8)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		400	7
Deutsche Bank AG	6-month Australian Bank Bill	Pay	6.000%	12/15/2011		3,900	(14)
Deutsche Bank AG	6-month Australian Bank Bill	Receive	6.000%	12/15/2016		2,300	13
HSBC Bank USA	6-month Australian Bank Bill	Pay	6.000%	12/15/2011		3,100	(5)
HSBC Bank USA	6-month Australian Bank Bill	Receive	6.000%	12/15/2016		1,800	6
UBS Warburg LLC	6-month Australian Bank Bill	Pay	6.000%	06/15/2010		2,800	(42)
UBS Warburg LLC	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		1,600	37
Bank of America	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014	CAD	500	6
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		700	14
Royal Bank of Canada	3-month Canadian Bank Bill	Receive	5.000%	06/15/2015		1,500	16
Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.000%	06/17/2010	EUR	10	0
Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		300	29
BNP Paribas Bank	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		300	3
Citibank N.A.	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		460	30
Citibank N.A.	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		200	(20)
Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.000%	12/15/2011		700	1
Deutsche Bank AG	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		100	(2)
J.P. Morgan Chase & Co.	6-month EUR-LIBOR	Receive	5.000%	06/17/2012		900	48
J.P. Morgan Chase & Co.	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		2,800	215
Lehman Brothers, Inc.	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		1,600	111
Merrill Lynch & Co., Inc.	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		300	(2)
Morgan Stanley Dean Witter & Co.	6-month EUR-LIBOR	Receive	4.000%	12/15/2011		5,300	40
Morgan Stanley Dean Witter & Co.	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		2,300	148
Morgan Stanley Dean Witter & Co.	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		500	54
Morgan Stanley Dean Witter & Co.	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		3,100	(8)
UBS Warburg LLC	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		200	(9)
UBS Warburg LLC	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		200	(4)
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	3,400	(82)
Barclays Bank PLC	6-month GBP-LIBOR	Receive	5.000%	09/15/2015		1,400	10
Deutsche Bank AG	6-month GBP-LIBOR	Pay	5.000%	06/15/2009		2,800	4
Deutsche Bank AG	6-month GBP-LIBOR	Receive	5.000%	09/15/2015		200	7
Deutsche Bank AG	6-month GBP-LIBOR	Receive	4.000%	12/15/2035		500	0
Deutsche Bank AG	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		200	16
Goldman Sachs & Co.	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		1,300	31
HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		400	(10)
Merrill Lynch & Co., Inc.	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		4,300	(105)
Morgan Stanley Dean Witter & Co.	6-month GBP-LIBOR	Pay	5.000%	09/15/2015		700	(1)
Goldman Sachs & Co.	3-month HKD-HIBOR	Receive	4.235%	12/17/2008	HKD	5,800	13
Barclays Bank PLC	6-month JPY-LIBOR	Receive	2.000%	12/15/2015	JPY	60,000	5
Deutsche Bank AG	6-month JPY-LIBOR	Pay	1.000%	03/18/2008		100,000	0
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		910,000	50
Merrill Lynch & Co., Inc.	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		120,000	9
Morgan Stanley Dean Witter & Co.	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		510,000	35
UBS Warburg LLC	6-month JPY-LIBOR	Receive	0.800%	03/20/2012		50,000	4
UBS Warburg LLC	6-month JPY-LIBOR	Receive	2.000%	06/15/2012		45,000	11
UBS Warburg LLC	6-month JPY-LIBOR	Receive	2.000%	12/20/2013		420,000	60
Bank of America	3-month USD-LIBOR	Pay	5.000%	12/20/2036		$1,000	(9)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	12/20/2016		4,500	55
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		700	(16)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		2,600	32
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		800	(2)
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		1,400	17
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		1,700	(15)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		4,300	50
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		1,100	14
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		1,000	(9)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		4,600	57
Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		18,000	(161)

							$734

26	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2006 (Unaudited)

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.410%	06/20/2007	$400	$0

+ If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(g) Written options outstanding on June 30, 2006:
Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$106.000	08/25/2006	39	$22	$9
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	39	13	5

				$35	$14

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006	$2,000	$16	$0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	2,000	9	2
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006	2,000	20	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007	2,000	16	9
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.280%	05/08/2007	10,200	91	55
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007	38,300	355	226
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007	4,600	43	27
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007	4,700	52	56

							$602	$375

Straddle Options
Description	Counterparty	Exercise Price*	Expiration Date	Notional Amount	Premium*	Value
Call & Put - OTC U.S. dollar versus Japanese Yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$0.000	08/23/2007	$5,000	$11	$(31)

* Exercise price and final premium determined on a future date, based upon implied volatility parameters.

(h) Short sales outstanding on June 30, 2006:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Valueà
U.S. Treasury Note	4.875%	05/31/2011	$200	$199	$199
U.S. Treasury Note	5.125%	05/15/2016	200	202	202

				$401	$401

à Market value includes $3 of interest payable on short sales.

See Accompanying Notes	Semiannual Report	June 30, 2006	27

Schedule of Investments    Global Bond Portfolio (Unhedged) (Cont.)

(i) Forward foreign currency contracts outstanding on June 30, 2006:
Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	422	08/2006	$5	$0	$5
Buy	CAD	3,184	07/2006	0	(33)	(33)
Buy	CLP	10,300	07/2006	0	0	0
Sell		10,300	07/2006	0	0	0
Buy		6,033	08/2006	0	0	0
Buy		10,300	09/2006	0	0	0
Buy	CNY	9,364	05/2007	0	(12)	(12)
Buy	DKK	6,472	09/2006	0	(3)	(3)
Buy	EUR	30,275	07/2006	572	0	572
Sell		6,625	07/2006	0	(37)	(37)
Buy	GBP	135	07/2006	2	0	2
Sell		5,157	07/2006	0	(37)	(37)
Buy		100	07/2006	3	0	3
Sell		100	07/2006	0	(2)	(2)
Buy		61	08/2006	2	0	2
Buy		100	09/2006	2	0	2
Buy	INR	648	08/2006	0	0	0
Buy	JPY	15,213	07/2006	0	0	0
Buy		3,302,687	08/2006	0	(230)	(230)
Buy	KRW	13,000	07/2006	0	0	0
Sell		13,000	07/2006	0	0	0
Buy		235,698	08/2006	4	0	4
Buy		39,973	09/2006	1	0	1
Buy	MXN	457	08/2006	0	(3)	(3)
Buy		68	09/2006	0	0	0
Buy	PEN	124	08/2006	0	0	0
Sell		124	08/2006	0	0	0
Buy	PLN	34	08/2006	0	(1)	(1)
Buy		15	09/2006	0	0	0
Buy		75	11/2006	0	0	0
Buy	RUB	172	07/2006	0	0	0
Sell		172	07/2006	0	0	0
Buy		946	08/2006	2	0	2
Buy		172	09/2006	0	0	0
Buy	SEK	8,983	09/2006	4	0	4
Buy	SGD	11	07/2006	0	0	0
Sell		11	07/2006	0	0	0
Buy		428	08/2006	1	(3)	(2)
Buy		11	09/2006	0	0	0
Buy	SKK	478	08/2006	0	0	0
Buy		788	09/2006	1	0	1
Buy	TWD	9,257	08/2006	0	(7)	(7)
Buy	ZAR	97	08/2006	0	(2)	(2)

				$599	$(370)	$229

(j) Exercise price and premium determined on a future date, based upon implied volatility parameters.

28	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments High Yield Portfolio	June 30, 2006 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

BANK LOAN OBLIGATIONS 4.7%
Amadeus Global Travel Distribution S.A.
7.856% due 04/08/2013	$700	$708
8.356% due 04/08/2014	700	711

Cablevision Systems Corp.
6.740% due 02/24/2013	571	569
6.861% due 02/24/2013	5	5

Centennial Cellular Operating Co. LLC
7.230% due 01/20/2011	22	22
7.318% due 01/20/2011	91	91
7.749% due 01/20/2011	300	301

Centennial Communications
4.000% due 02/09/2011	38	38
7.749% due 02/09/2011	375	377

Charter Communications Operating LLC
5.000% due 04/25/2013	1,500	1,505

CSC Holdings, Inc.
6.580% due 02/24/2013	571	569
6.988% due 02/24/2013	852	849

El Paso Corp.
7.750% due 11/22/2009	970	977

Georgia-Pacific Corp.
7.880% due 12/23/2013	222	224
7.920% due 12/23/2013	444	449
7.957% due 12/23/2013	444	449
8.029% due 12/23/2013	444	449
8.086% due 12/23/2013	444	449

Headwaters, Inc.
6.766% due 04/30/2011	1,348	1,353

HealthSouth Corp.
8.150% due 02/02/2013	1,900	1,902

Ineos Group Holdings PLC
2.275% due 10/07/2012	1,200	1,205

Intelsat Ltd.
5.000% due 04/24/2016	1,000	1,002

Invensys PLC
7.791% due 09/05/2009	126	127
9.431% due 12/30/2009	900	911

JSG Packaging
7.397% due 11/29/2013	650	649
7.897% due 11/29/2014	650	649

Nortel Networks Inc.
8.375% due 02/15/2007	1,250	1,249

Reliant Resources, Inc.
7.175% due 12/22/2010	181	181

Roundy’s Supermarket, Inc.
7.870% due 11/01/2011	495	499
8.170% due 11/01/2011	500	504
4.000% due 11/03/2011	3	3

Service Corp. International
5.000% due 04/02/2016	2,000	2,008

Total Bank Loan Obligations (Cost $20,962)		20,984

CORPORATE BONDS & NOTES 82.9%

BANKING & FINANCE 11.6%
AES Ironwood LLC
8.857% due 11/30/2025	2,493	2,705

AES Red Oak LLC
8.540% due 11/30/2019	1,229	1,303

BCP Crystal U.S. Holdings Corp.
9.625% due 06/15/2014	$3,317	$3,616

Bluewater Finance Ltd.
10.250% due 02/15/2012	2,200	2,238

Bombardier Capital, Inc.
7.090% due 03/30/2007 (i)	1,000	1,005

Corsair Netherlands BV
11.121% due 03/07/2016	1,400	1,408

Deutsche Bank AG
1.800% due 05/29/2009	400	409

Eircom Funding
8.250% due 08/15/2013	800	852

Ferrellgas Escrow LLC
6.750% due 05/01/2014	2,100	2,000

Ford Motor Credit Co.
7.875% due 06/15/2010	500	462
8.625% due 11/01/2010	260	244
7.375% due 02/01/2011	10,190	9,133

Forest City Enterprises, Inc.
7.625% due 06/01/2015	425	430

General Motors Acceptance Corp.
7.250% due 03/02/2011	2,000	1,941
6.000% due 04/01/2011	1,194	1,087
7.000% due 02/01/2012	500	475
6.875% due 08/28/2012	1,500	1,415
8.000% due 11/01/2031	1,975	1,903

IXIS Financial Products, Inc.
0.800% due 06/15/2009	350	344
1.650% due 06/15/2009	325	325
1.875% due 06/15/2009	350	335

K&F Acquisition, Inc.
7.750% due 11/15/2014	1,000	990

KRATON Polymers LLC
8.125% due 01/15/2014	1,700	1,696

Merrill Lynch & Co, Inc.
2.300% due 06/22/2009	325	323

Mirage Resorts, Inc.
7.250% due 08/01/2017	2,600	2,502

Rotech Healthcare, Inc.
9.500% due 04/01/2012	3,575	2,994

Tenneco, Inc.
10.250% due 07/15/2013	2,600	2,863
8.625% due 11/15/2014	975	977

TRAINS
7.341% due 05/01/2016	1,125	1,104

Universal City Development Partners
11.750% due 04/01/2010	800	875

Universal City Florida Holding Co. I
8.375% due 05/01/2010	1,425	1,439
9.899% due 05/01/2010	175	182

Ventas Realty LP
9.000% due 05/01/2012	500	550
7.125% due 06/01/2015	1,000	1,005

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	1,000	1,067

		52,197

INDUSTRIALS 56.4%
Abitibi-Consolidated Co. of Canada
8.375% due 04/01/2015	1,475	1,353

Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	$1,850	$1,762
7.750% due 06/15/2011	365	337
7.400% due 04/01/2018	400	334
8.850% due 08/01/2030	1,953	1,660

Alliance One International, Inc.
11.000% due 05/15/2012	650	621

Allied Waste North America, Inc.
7.875% due 04/15/2013	1,625	1,633
7.250% due 03/15/2015	4,600	4,416
7.125% due 05/15/2016	425	403

AmeriGas Partners LP
7.250% due 05/20/2015	1,850	1,757
7.125% due 05/20/2016	2,650	2,498

Arco Chemical Co.
10.250% due 11/01/2010	50	55

Armor Holdings, Inc.
8.250% due 08/15/2013	800	832

ArvinMeritor, Inc.
8.750% due 03/01/2012	3,225	3,160

Aviall, Inc.
7.625% due 07/01/2011	650	681

Bowater Canada Finance
7.950% due 11/15/2011	2,350	2,244

Bowater, Inc.
6.500% due 06/15/2013	300	262

Boyd Gaming Corp.
7.125% due 02/01/2016	4,000	3,885

Buhrmann US, Inc.
8.250% due 07/01/2014	1,000	1,000
7.875% due 03/01/2015	1,300	1,290

CanWest Media, Inc.
8.000% due 09/15/2012	1,520	1,512

Cascades, Inc.
7.250% due 02/15/2013	750	697

CCO Holdings LLC
8.750% due 11/15/2013	4,400	4,312

Celestica, Inc.
7.625% due 07/01/2013	950	926

Chart Industries, Inc.
9.125% due 10/15/2015	425	436

Charter Communications Operating LLC
8.375% due 04/30/2014	1,750	1,761

Chesapeake Energy Corp.
7.625% due 07/15/2013	800	809
7.000% due 08/15/2014	1,000	972
6.375% due 06/15/2015	1,695	1,581
6.875% due 01/15/2016	1,200	1,140

Choctaw Resort Development Enterprise
7.250% due 11/15/2019	1,400	1,379

Colorado Interstate Gas Co.
6.850% due 06/15/2037	200	202

Continental Airlines, Inc.
6.920% due 04/02/2013 (i)	802	808
7.373% due 12/15/2015	273	260

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	1,200	1,080

Corrections Corp. of America
6.750% due 01/31/2014	200	193

See Accompanying Notes	Semiannual Report	June 30, 2006	29

Schedule of Investments High Yield Portfolio (Cont.)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	$425	$420
7.750% due 11/15/2015	1,400	1,386

CSC Holdings, Inc.
8.125% due 08/15/2009	1,500	1,534
7.625% due 04/01/2011	4,625	4,648

DaVita, Inc.
7.250% due 03/15/2015	2,850	2,750

Delhaize America, Inc.
9.000% due 04/15/2031	2,975	3,277

Delta Air Lines, Inc.
7.379% due 05/18/2010	211	212
7.570% due 11/18/2010	975	979

Dex Media West LLC
9.875% due 08/15/2013	2,200	2,395

DirecTV Holdings LLC
8.375% due 03/15/2013	1,184	1,246
6.375% due 06/15/2015	925	858

Dresser, Inc.
9.375% due 04/15/2011	3,350	3,409

Dresser-Rand Group, Inc.
7.375% due 11/01/2014	396	380

DRS Technologies, Inc.
7.625% due 02/01/2018	1,000	1,000

EchoStar DBS Corp.
6.375% due 10/01/2011	1,000	960
6.625% due 10/01/2014	2,975	2,804
7.125% due 02/01/2016	2,500	2,419

El Paso Corp.
10.750% due 10/01/2010	1,500	1,642
9.625% due 05/15/2012	200	219
7.875% due 06/15/2012	4,155	4,248
8.050% due 10/15/2030	1,300	1,310
7.800% due 08/01/2031	700	683
7.750% due 01/15/2032	1,200	1,174

El Paso Production Holding Co.
7.750% due 06/01/2013	2,250	2,278

Encore Acquisition Co.
6.250% due 04/15/2014	300	277
7.250% due 12/01/2017	1,075	1,037

Equistar Chemicals LP
10.125% due 09/01/2008	45	48
8.750% due 02/15/2009	2,035	2,111

Extendicare Health Services, Inc.
9.500% due 07/01/2010	800	839

Ferrellgas Partners LP
8.870% due 08/01/2009 (i)	1,200	1,242
8.750% due 06/15/2012	1,525	1,555

Fisher Communications, Inc.
8.625% due 09/15/2014	1,000	1,040

Ford Motor Co.
7.450% due 07/16/2031	2,000	1,455

Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	2,250	2,284

Gaylord Entertainment Co.
8.000% due 11/15/2013	1,000	1,004

General Motors Corp.
8.250% due 07/15/2023	2,200	1,743

Georgia-Pacific Corp.
8.000% due 01/15/2024	$775	$736
7.375% due 12/01/2025	5,710	5,196

Greif, Inc.
8.875% due 08/01/2012	400	423

Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012	700	749

Hanover Compressor Co.
9.000% due 06/01/2014	500	525

HCA, Inc.
6.950% due 05/01/2012	1,550	1,521
6.750% due 07/15/2013	2,675	2,568
7.190% due 11/15/2015	200	194
7.500% due 12/15/2023	400	373

Herbst Gaming, Inc.
7.000% due 11/15/2014	1,000	955

Hertz Corp.
8.875% due 01/01/2014	1,925	1,983

Horizon Lines LLC
9.000% due 11/01/2012	2,016	2,056

Host Marriott LP
7.000% due 08/15/2012	100	100
7.125% due 11/01/2013	2,780	2,783

Ineos Group Holdings Plc
8.500% due 02/15/2016	1,325	1,247

Ingles Markets, Inc.
8.875% due 12/01/2011	1,450	1,524

Intelsat Bermuda Ltd.
8.250% due 01/15/2013	75	75
9.250% due 06/15/2016	1,275	1,323

Intelsat Subsidiary Holding Co. Ltd.
9.614% due 01/15/2012	1,000	1,015
8.250% due 01/15/2013	325	324
8.625% due 01/15/2015	2,700	2,720

Invensys PLC
9.875% due 03/15/2011	1,150	1,253

Jefferson Smurfit Corp. U.S.
8.250% due 10/01/2012	750	707
7.500% due 06/01/2013	775	697

JET Equipment Trust
10.000% due 06/15/2012 (b)	653	634
7.630% due 08/15/2012 (b)	352	274

JSG Funding PLC
9.625% due 10/01/2012	3,815	3,949

L-3 Communications Corp.
7.625% due 06/15/2012	500	510
6.375% due 10/15/2015	900	864

Legrand France
8.500% due 02/15/2025	475	545

Mandalay Resort Group
9.375% due 02/15/2010	2,300	2,432

Mediacom Broadband LLC
11.000% due 07/15/2013	2,940	3,113

MGM Mirage
8.500% due 09/15/2010	400	417
8.375% due 02/01/2011	825	850
6.750% due 04/01/2013	775	743
6.625% due 07/15/2015	2,100	1,969

Nalco Co.
7.750% due 11/15/2011	$1,800	$1,805
8.875% due 11/15/2013	700	709

New Skies Satellites NV
9.125% due 11/01/2012	825	877

Newfield Exploration Co.
6.625% due 04/15/2016	800	758

Newpark Resources
8.625% due 12/15/2007	1,390	1,393

Norampac, Inc.
6.750% due 06/01/2013	1,050	950

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	1,000	1,033

Nortel Networks Ltd.
10.125% due 07/15/2013	800	818
10.750% due 07/15/2016	475	486

Northwest Pipeline Corp.
7.125% due 12/01/2025	500	483

Novelis, Inc.
7.250% due 02/15/2015	1,200	1,158

Owens Brockway Glass Container, Inc.
6.750% due 12/01/2014	3,175	2,961

Peabody Energy Corp.
6.875% due 03/15/2013	2,041	2,015

Plains Exploration & Production Co.
7.125% due 06/15/2014	1,625	1,609

Pogo Producing Co.
7.875% due 05/01/2013	800	806

PQ Corp.
7.500% due 02/15/2013	2,225	2,103

Premier Entertainment Biloxi LLC
10.750% due 02/01/2012	750	778

Primedia, Inc.
8.875% due 05/15/2011	275	265
8.000% due 05/15/2013	400	360

Quiksilver, Inc.
6.875% due 04/15/2015	2,600	2,431

Qwest Communications International, Inc.
7.250% due 02/15/2011	5,125	4,997
7.500% due 02/15/2014	8,275	8,110

Reynolds American, Inc.
7.250% due 06/01/2012	925	911
7.250% due 06/01/2013	1,450	1,425
7.625% due 06/01/2016	925	909

RH Donnelley Corp.
6.875% due 01/15/2013	250	231
8.875% due 01/15/2016	1,350	1,369

Rhodia S.A.
7.625% due 06/01/2010	750	746

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	600	591

Rogers Cable, Inc.
6.750% due 03/15/2015	1,560	1,494
8.750% due 05/01/2032	800	866

Roseton
7.270% due 11/08/2010	2,275	2,276
7.670% due 11/08/2016	2,325	2,321

Russell Corp.
9.250% due 05/01/2010	550	578

30	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2006 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

Sanmina-SCI Corp.
8.125% due 03/01/2016	$1,175	$1,152

SemGroup LP
8.750% due 11/15/2015	1,000	1,000

Seneca Gaming Corp.
7.250% due 05/01/2012	1,900	1,850

Sensata Technologies BV
8.000% due 05/01/2014	2,500	2,425

Smurfit Capital Funding PLC
7.500% due 11/20/2025	500	458

Smurfit-Stone Container Enterprises, Inc.
9.750% due 02/01/2011	430	444
8.375% due 07/01/2012	2,545	2,418

Solectron Global Finance Ltd.
8.000% due 03/15/2016	1,300	1,287

Sonat, Inc.
7.000% due 02/01/2018	500	468

Station Casinos, Inc.
6.500% due 02/01/2014	1,200	1,122
6.875% due 03/01/2016	2,500	2,344

Suburban Propane Partners LP
6.875% due 12/15/2013	2,750	2,585

Sungard Data Systems, Inc.
9.125% due 08/15/2013	3,050	3,180

Superior Essex Communications LLC
9.000% due 04/15/2012	500	510

Tenet Healthcare Corp.
7.375% due 02/01/2013	3,125	2,867

Triad Hospitals, Inc.
7.000% due 11/15/2013	2,275	2,224

Trinity Industries, Inc.
6.500% due 03/15/2014	780	764

TRW Automotive, Inc.
9.375% due 02/15/2013	2,025	2,162

United Airlines, Inc.
6.201% due 09/01/2008	177	177
6.602% due 09/01/2013	396	398

Unity Media GmbH
10.375% due 02/15/2015	750	720

US Airways Inc.
9.330% due 01/01/2024 (b)	84	1
9.625% due 09/01/2024 (b)	1,016	4

Valero Energy Corp.
7.800% due 06/14/2010	850	855

VWR International, Inc.
6.875% due 04/15/2012	460	442
8.000% due 04/15/2014	3,190	3,114

Williams Cos., Inc.
7.625% due 07/15/2019	3,950	4,029
7.875% due 09/01/2021	3,075	3,137
7.750% due 06/15/2031	650	644

Windstream Corp.
8.625% due 08/01/2016	1,050	1,079

Wynn Las Vegas LLC
6.625% due 12/01/2014	6,900	6,538

Xerox Corp.
7.200% due 04/01/2016	1,025	1,033

		254,517

UTILITIES 14.9%
AES Corp.
8.750% due 05/15/2013	$2,825	$3,037

American Cellular Corp.
10.000% due 08/01/2011	1,350	1,428

Cincinnati Bell, Inc.
7.250% due 07/15/2013	3,425	3,391
8.375% due 01/15/2014	1,970	1,950

Citizens Communications Co.
7.000% due 11/01/2025	75	62
9.000% due 08/15/2031	2,025	2,060
7.450% due 07/01/2035	250	213

CMS Energy Corp.
7.500% due 01/15/2009	375	382
7.750% due 08/01/2010	600	612
8.500% due 04/15/2011	1,000	1,048
6.300% due 02/01/2012	300	285

Edison Mission Energy
7.500% due 06/15/2013	750	739
7.750% due 06/15/2016	750	741

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	1,500	1,534
10.789% due 05/01/2013	500	508

Homer City Funding LLC
8.734% due 10/01/2026	983	1,096

IPALCO Enterprises, Inc.
8.375% due 11/14/2008	1,050	1,084
8.625% due 11/14/2011	490	522

Midwest Generation LLC
8.560% due 01/02/2016	4,784	5,026
8.750% due 05/01/2034	1,550	1,651

Mobile Telesystems Finance S.A.
8.375% due 10/14/2010	500	502
8.000% due 01/28/2012	450	440

MSW Energy Holdings II LLC
7.375% due 09/01/2010	650	653

MSW Energy Holdings LLC
8.500% due 09/01/2010	500	518

Northwestern Bell Telephone
7.750% due 05/01/2030	1,208	1,154

NRG Energy, Inc.
7.250% due 02/01/2014	2,775	2,713
7.375% due 02/01/2016	4,000	3,910

PSEG Energy Holdings LLC
8.500% due 06/15/2011	4,250	4,484

Qwest Capital Funding, Inc.
7.900% due 08/15/2010	1,650	1,650
7.250% due 02/15/2011	300	293

Qwest Corp.
8.875% due 03/15/2012	2,625	2,783
7.500% due 06/15/2023	1,000	943
7.200% due 11/10/2026	700	642

Reliant Energy, Inc.
9.250% due 07/15/2010	1,975	1,985
6.750% due 12/15/2014	3,075	2,844

Rogers Wireless, Inc.
7.250% due 12/15/2012	150	152
8.000% due 12/15/2012	520	534
7.500% due 03/15/2015	2,195	2,228

Rural Cellular Corp.
9.875% due 02/01/2010	1,275	1,318

Sierra Pacific Resources
7.803% due 06/15/2012		$975	$993
8.625% due 03/15/2014		500	532

South Point Energy Center LLC
8.400% due 05/30/2012		2,288	2,231

TECO Energy, Inc.
6.750% due 05/01/2015		1,000	978

Tenaska Alabama Partners LP
7.000% due 06/30/2021		2,266	2,220

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014		2,875	2,961

			67,030

Total Corporate Bonds & Notes (Cost $380,445)			373,744

CONVERTIBLE BONDS & NOTES 0.5%

BANKING & FINANCE 0.2%
Lehman Brothers Holdings, Inc.
1.383% due 06/15/2009		350	359
2.070% due 06/15/2009		350	347
3.119% due 06/15/2009		350	345

			1,051

UTILITIES 0.3%
CMS Energy Corp.
2.875% due 12/01/2024		1,075	1,152

Total Convertible Bonds & Notes (Cost $2,271)			2,203

SOVEREIGN ISSUES 0.3%
Brazilian Government International Bond
8.875% due 10/14/2019		50	56
8.750% due 02/04/2025		50	55
8.250% due 01/20/2034		1,100	1,157

Total Sovereign Issues (Cost $1,159)			1,268

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 3.7%
Cognis Holding GmbH
11.644% due 01/15/2015 (c)	EUR	112	138

Development Bank of Japan
2.875% due 12/20/2006	JPY	150,000	1,327

France Government International Bond
4.500% due 07/12/2006	EUR	1,500	1,919

JSG Funding PLC
10.125% due 10/01/2012		650	910

JSG Holding PLC
11.500% due 10/01/2015 (c)		1,252	1,652

Lighthouse International Co. S.A.
8.000% due 04/30/2014		2,220	3,006

Nordic Telephone
5.207% due 11/30/2014		550	711
5.707% due 11/30/2015		550	714

Nordic Telephone Co. Holdings ApS
8.250% due 05/01/2016		1,000	1,314

Rhodia S.A.
8.000% due 06/01/2010		1,000	1,334

SigmaKalon
4.742% due 06/30/2012		1,000	1,279

See Accompanying Notes	Semiannual Report	June 30, 2006	31

Schedule of Investments High Yield Portfolio (Cont.)

		PRINCIPAL
		AMOUNT	VALUE
		(000S)	(000S)

UPC Broadband Holding BV
5.000% due 03/31/2013	EC	500	$639
5.000% due 12/31/2013		500	639

UPC Holding BV
7.750% due 01/15/2014		200	241
8.625% due 01/15/2014		800	1,008

Total Foreign Currency-Denominated Issues (Cost $15,796)			16,831

		SHARES
CONVERTIBLE PREFERRED STOCK 0.1%
Chesapeake Energy Corp.
4.500% due 12/31/2049		5,000	468

Total Convertible Preferred Stock (Cost $499)			468

PREFERRED SECURITIES 1.2%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		2,050	2,086

Xerox Capital Trust I
8.000% due 02/01/2027		3,100,000	3,127

Total Preferred Stock (Cost $5,370)			5,213

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS (j) 7.4%

COMMERCIAL PAPER 3.6%
Societe Generale N.A.
5.250% due 07/05/2006		$300	300
5.245% due 08/08/2006		2,700	2,686

UBS Finance Delaware LLC
5.225% due 08/08/2006		6,000	5,969
5.250% due 08/08/2006		7,400	7,361

			16,316

REPURCHASE AGREEMENT 0.8%
State Street Bank
4.900% due 07/03/2006		$3,644	$3,644

(Dated 06/30/2006. Collateralized by Federal Home Loan Bank 4.875% due 07/02/2005 valued at $3,720. Repurchase proceeds are $3,645.)

BELGIUM TREASURY BILLS 2.7%
2.808% due 09/14/2006	EUR	9,500	12,083

SPAIN TREASURY BILLS 0.0%
3.004% due 12/22/2006		200	252

U.S. TREASURY BILLS 0.3%
4.725% due 08/31/2006 - 09/14/2006 (d)(e)(f)		$1,280	1,269

Total Short-Term Instruments (Cost $33,416)			33,564

Total Investments (a) 100.8% (Cost $459,918)			$454,275

Written Options (h) (0.0%) (Premiums $283)			(73)

Other Assets and Liabilities (Net) (0.8%)			(3,497)

Net Assets 100.0%			$450,705

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) As of June 30, 2006, portfolio securities with an aggregate market value of $8,370 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Security is in default.

(c) Payment in-kind bond security.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) Securities with an aggregate market value of $248 have been pledged as collateral for swap and swaption contracts on June 30, 2006.

(f) Securities with an aggregate market value of $1,021 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	844	$(1,651)

32	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2006 (Unaudited)

(g) Swap agreements outstanding on June 30, 2006:
Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	12/20/2006	$1,500	$24
Bank of America	Dow Jones CDX N.A. HY6 Index	Sell	3.450%	06/20/2011	900	18
Citibank N.A.	CMS Energy Corp. 8.500% due 04/05/2011	Sell	1.900%	06/20/2011	500	6
Citibank N.A.	CMS Energy Corp. 6.875% due 12/15/2015	Sell	1.720%	06/20/2011	1,000	5
Credit Suisse First Boston	CMS Energy Corp. 7.500% due 01/15/2009	Sell	1.800%	12/20/2010	625	6
Credit Suisse First Boston	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	5.350%	09/20/2011	1,000	27
Deutsche Bank AG	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.440%	06/20/2007	2,500	1
Goldman Sachs & Co.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.400%	03/20/2007	700	9
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%	12/20/2010	500	12
J.P. Morgan Chase & Co.	Lear Corp. 8.110% due 05/15/2009	Sell	7.750%	03/20/2007	1,400	59
J.P. Morgan Chase & Co.	Abitibi-Consolidated, Inc. 8.375% due 04/01/2015	Sell	1.500%	06/20/2007	500	0
Lehman Brothers, Inc.	Primedia, Inc. 8.875% due 05/15/2011	Sell	2.500%	03/20/2007	1,000	(1)
Merrill Lynch & Co., Inc.	AES Corp. 8.750% due 06/15/2008	Sell	0.950%	06/20/2007	1,300	3
Merrill Lynch & Co., Inc.	AES Corp. 8.750% due 06/15/2008	Sell	0.950%	06/20/2007	700	1
Morgan Stanley Dean Witter & Co.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.800%	06/20/2010	2,000	(14)
Morgan Stanley Dean Witter & Co.	Multiple reference entities of Gazprom	Sell	1.050%	04/20/2011	3,000	(29)

						$127

+ If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(h) Written options outstanding on June 30, 2006:
Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$108.000	08/25/2006	319	$113	$10
Call - CBOT U.S. Treasury 10-Year Note September Futures	107.000	08/25/2006	129	54	12
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	319	94	45
Put - CBOT U.S. Treasury 10-Year Note September Futures	102.000	08/25/2006	129	22	6

				$283	$73

(i) Restricted securities as of June 30, 2006:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	08/11/2003	$ 1,002	$1,005	0.22%
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	733	808	0.18%
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003	1,286	1,242	0.28%

				$ 3,021	$3,055	0.68%

(j) Forward foreign currency contracts outstanding on June 30, 2006:
Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Sell	EUR	11,581	07/2006	$ 0	$(262)	$(262)
Buy	JPY	545,951	08/2006	1	(26)	(25)

				$ 1	$(288)	$(287)

See Accompanying Notes	Semiannual Report	June 30, 2006	33

Schedule of Investments Low Duration Portfolio

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

CORPORATE BONDS & NOTES 14.3%

BANKING & FINANCE 11.1%
American Express Credit Corp.
5.170% due 06/12/2007	$1,000	$1,001

American General Finance Corp.
5.489% due 03/23/2007	200	200

Bank of America Corp.
5.406% due 06/19/2009	6,100	6,102

Bear Stearns Cos., Inc.
5.299% due 04/29/2008	3,400	3,409
5.589% due 03/30/2009	2,300	2,302

CIT Group, Inc.
5.404% due 05/23/2008	4,600	4,614
5.420% due 11/03/2010	1,400	1,406

Citigroup, Inc.
4.200% due 12/20/2007	4,100	4,021
5.520% due 12/26/2008	200	200
5.166% due 01/30/2009	1,900	1,901

Ford Motor Credit Co.
7.750% due 02/15/2007	400	401
6.374% due 03/21/2007	2,000	1,993
7.200% due 06/15/2007	100	99

General Electric Capital Corp.
5.222% due 01/08/2016	300	300

Goldman Sachs Group, Inc.
5.125% due 10/05/2007	1,600	1,603
5.226% due 07/29/2008	1,200	1,202
5.527% due 12/22/2008	2,100	2,103
5.420% due 07/23/2009	1,300	1,310

HSBC Bank USA N.A.
5.176% due 07/28/2008	3,100	3,104

HSBC Finance Corp.
5.459% due 09/15/2008	500	501

Lehman Brothers Holdings, Inc.
5.659% due 12/23/2010	900	902

Merrill Lynch & Co., Inc.
5.441% due 06/16/2008	6,000	6,009

Morgan Stanley
5.276% due 02/09/2009	1,100	1,102
5.318% due 01/18/2011	1,500	1,503

Prudential Financial, Inc.
4.104% due 11/15/2006	400	398

Royal Bank of Scotland Group PLC
5.424% due 12/21/2007	1,200	1,201

Santander U.S. Debt S.A. Unipersonal
5.434% due 09/21/2007	2,000	2,002
5.484% due 09/19/2008	2,800	2,803

Unicredito Italiano
5.231% due 12/03/2007	5,400	5,414

Wachovia Bank N.A.
5.270% due 05/25/2010	6,000	6,002

Wells Fargo
5.340% due 03/10/2008	4,000	4,003

		69,111

INDUSTRIALS 1.7%
Altria Group, Inc.
7.650% due 07/01/2008	200	207

Clear Channel Communications, Inc.
6.000% due 11/01/2006	250	250

CSC Holdings, Inc.
7.250% due 07/15/2008	$3,500	$3,522

DaimlerChrysler N.A. Holding Corp.
5.780% due 09/10/2007	4,758	4,774

International Paper Co.
7.625% due 01/15/2007	250	252

Oracle Corp. & Ozark Holding, Inc.
5.280% due 01/13/2009	1,200	1,202

		10,207

UTILITIES 1.5%
AT&T, Inc.
5.262% due 05/15/2008	5,900	5,903

Entergy Mississippi, Inc.
4.350% due 04/01/2008	100	97

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	1,870	1,851

Telefonica Emisones SAU
5.714% due 06/19/2009	1,700	1,702

		9,553

Total Corporate Bonds & Notes (Cost $88,855)		88,871

U.S. GOVERNMENT AGENCIES 26.8%
Fannie Mae
3.716% due 07/01/2034	422	416
4.350% due 03/01/2035	414	409
4.503% due 05/01/2035	1,045	1,025
4.526% due 05/01/2035	1,045	1,028
4.542% due 09/01/2035	1,705	1,681
4.599% due 11/01/2035	1,904	1,878
4.655% due 08/01/2035	3,865	3,773
4.683% due 07/01/2035	673	659
5.000% due 03/01/2018 - 04/25/2033 (b)	66,650	64,227
5.211% due 07/01/2042	738	742
5.249% due 04/26/2035	44	44
5.261% due 09/01/2041	919	926
5.312% due 09/22/2006	1,300	1,300
5.372% due 09/25/2035	581	581
5.411% due 09/01/2040	19	20
5.442% due 03/25/2034	255	256
5.500% due 12/01/2009 - 07/13/2036 (b)	74,532	73,025
5.672% due 09/25/2042 - 03/25/2044 (b)	2,056	2,065
5.695% due 09/01/2034	100	99
5.722% due 05/25/2031 - 11/25/2032 (b)	1,752	1,757
5.736% due 12/01/2036	102	102
5.977% due 11/01/2035	657	671
6.000% due 08/01/2016 - 03/01/2033 (b)	151	150
6.500% due 01/01/2033	29	29

Federal Housing Administration
6.390% due 10/01/2020	20	21

Freddie Mac
4.715% due 06/01/2035	2,733	2,646
4.922% due 07/01/2035	1,093	1,066
5.000% due 10/01/2018 - 07/15/2024 (b)	2,257	2,227
5.211% due 02/25/2045	1,598	1,587
5.500% due 08/15/2030	13	13
5.549% due 12/15/2030	658	659
5.582% due 08/25/2031	640	643
5.597% due 06/15/2018	235	235
6.000% due 09/01/2016 - 02/01/2033 (b)	134	132
6.500% due 07/25/2043	213	215

Government National Mortgage Association
4.000% due 07/16/2027	$310	$305

Total U.S. Government Agencies (Cost $169,232)		166,612

MORTGAGE-BACKED SECURITIES 8.2%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	1,867	1,816
4.390% due 02/25/2045	766	739

Banc of America Funding Corp.
4.116% due 05/25/2035	8,620	8,311

Banc of America Mortgage Securities
6.500% due 10/25/2031	125	126
5.403% due 10/20/2032	5	5

Bear Stearns Adjustable Rate Mortgage Trust
5.330% due 01/25/2033	16	16
5.450% due 03/25/2033	56	55
5.062% due 04/25/2033	34	34
4.819% due 01/25/2034	163	160
4.750% due 11/25/2035	3,619	3,553

Bear Stearns Alt-A Trust
5.406% due 05/25/2035	1,202	1,188

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	924	918

Countrywide Alternative Loan Trust
6.500% due 06/25/2033	27	27
6.000% due 10/25/2033	149	144
4.500% due 06/25/2035	3,638	3,565
5.602% due 02/25/2036	4,565	4,575

Countrywide Home Loan Mortgage Pass-Through Trust
5.592% due 04/25/2034	151	151
5.250% due 11/20/2035	1,441	1,418

CS First Boston Mortgage Securities Corp.
4.938% due 05/15/2010	752	741
5.020% due 03/25/2032	14	14
6.056% due 06/25/2032	1	1
5.686% due 10/25/2032	3	3
5.872% due 08/25/2033	13	13

GMAC Mortgage Corp. Loan Trust
5.009% due 11/19/2035	969	957
GSR Mortgage Loan Trust
6.000% due 03/25/2032	4	4
4.541% due 09/25/2035	3,703	3,605

Impac CMB Trust
5.722% due 07/25/2033	77	77
5.572% due 01/25/2034	106	106

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	991	977

MASTR Adjustable Rate Mortgages Trust
3.787% due 12/21/2034	220	220

MASTR Asset Securitization Trust
5.500% due 09/25/2033	84	80

Mellon Residential Funding Corp.
5.439% due 06/15/2030	703	706

MLCC Mortgage Investors, Inc.
6.628% due 01/25/2029	192	194

Prime Mortgage Trust
5.722% due 02/25/2034	86	86
5.722% due 02/25/2034	27	27

Salomon Brothers Mortgage Securities VII
4.000% due 12/25/2018	369	347

34	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2006 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

Sequoia Mortgage Trust
5.607% due 05/20/2032	$21	$21
5.567% due 08/20/2032	15	15

Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034	1,311	1,285
5.355% due 08/25/2034	1,635	1,624
5.682% due 01/25/2035	1,543	1,558

Structured Asset Mortgage Investments, Inc.
5.582% due 09/19/2032	31	31
5.602% due 02/25/2035	487	486

Structured Asset Securities Corp.
6.150% due 07/25/2032	1	1
5.422% due 09/25/2035	2,911	2,913

Washington Mutual, Inc.
4.816% due 10/25/2032	293	290
5.009% due 02/27/2034	85	84
5.202% due 05/25/2041	460	462
5.543% due 06/25/2042	395	395
5.410% due 08/25/2042	160	160
5.612% due 10/25/2045	4,156	4,183
5.592% due 12/26/2045	815	818

Wells Fargo Mortgage-Backed Securities Trust
3.540% due 09/25/2034	273	272
4.950% due 03/25/2036	1,635	1,613

Total Mortgage-Backed Securities (Cost $51,746)		51,170

ASSET-BACKED SECURITIES 6.5%
AAA Trust
5.422% due 04/25/2035	125	125

ACE Securities Corp.
5.432% due 10/25/2035	2,626	2,628

Amortizing Residential Collateral Trust
5.612% due 07/25/2032	13	13

Argent Securities, Inc.
5.442% due 10/25/2035	476	477
5.462% due 12/25/2035	1,780	1,781

Asset-Backed Funding Certificates
5.432% due 08/25/2035	882	883

Asset-Backed Securities Corp. Home Equity
6.299% due 03/15/2032	549	550
5.422% due 07/25/2035	79	80

Bear Stearns Asset-Backed Securities, Inc.
5.522% due 09/25/2034	286	286
5.522% due 06/15/2043	310	310

Carrington Mortgage Loan Trust
5.402% due 06/25/2035	73	73

Centex Home Equity
5.412% due 06/25/2035	526	526

Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008	2,200	2,196

CIT Group Home Equity Loan Trust
5.592% due 06/25/2033	8	8

Citigroup Mortgage Loan Trust, Inc.
5.412% due 07/25/2035	117	117
5.422% due 07/25/2035	217	217
5.432% due 09/25/2035	411	411

Conseco Finance Securitizations Corp.
6.090% due 09/01/2033	3,351	3,353

Countrywide Asset-Backed Certificates
5.802% due 12/25/2031	$120	$120
5.442% due 03/25/2035	63	63
5.402% due 06/25/2035	87	87
5.422% due 08/25/2035	562	562
5.402% due 10/25/2035	315	315

CS First Boston Mortgage Securities Corp.
5.632% due 01/25/2032	19	20

Equity One ABS, Inc.
5.602% due 11/25/2032	17	17

FBR Securitization Trust
5.462% due 09/25/2035	719	719
5.442% due 11/25/2035	3,416	3,419

First Franklin Mortgage Loan Asset-Backed Certificates
5.432% due 03/25/2025	270	270

First NLC Trust
5.432% due 09/25/2035	255	255
5.432% due 12/25/2035	412	413

Fremont Home Loan Trust
5.412% due 01/25/2036	690	690

GSAMP Trust
5.512% due 10/25/2033	71	71
5.612% due 03/25/2034	393	394
GSR Mortgage Loan Trust
5.422% due 12/25/2030	740	741

HFC Home Equity Loan Asset-Backed Certificates
5.617% due 09/20/2033	297	298

Indymac Residential Asset-Backed Trust
5.422% due 03/25/2036	760	761

Long Beach Mortgage Loan Trust
5.522% due 11/25/2034	1,203	1,204
5.442% due 09/25/2035	690	690
5.412% due 01/25/2036	931	931
5.402% due 02/25/2036	943	944

New Century Home Equity Loan Trust
5.432% due 09/25/2035	802	803

Option One Mortgage Loan Trust
5.422% due 08/25/2035	53	53
5.422% due 11/25/2035	1,634	1,635

Park Place Securities, Inc.
5.432% due 08/25/2035	481	482

Quest Trust
5.402% due 12/25/2035	341	341

Renaissance Home Equity Loan Trust
5.472% due 10/25/2035	750	751

Residential Asset Mortgage Products, Inc.
5.432% due 10/25/2025	1,237	1,238
5.662% due 09/25/2033	8	8
5.572% due 02/25/2034	127	127
5.422% due 03/25/2035	886	887

SLM Student Loan Trust
5.120% due 07/25/2013	650	651
5.110% due 01/26/2015	904	903

Soundview Home Equity Loan Trust
5.432% due 05/25/2035	127	127
5.422% due 07/25/2035	15	15
5.432% due 11/25/2035	1,335	1,336
5.422% due 12/25/2035	431	431

Structured Asset Securities Corp.
5.422% due 08/25/2035	391	391
5.452% due 12/25/2035	1,459	1,460

Truman Capital Mortgage Loan Trust
5.662% due 01/25/2034	$206	$207

Wachovia Auto Owner Trust
4.820% due 02/20/2009	1,300	1,296

Total Asset-Backed Securities (Cost $40,143)		40,160

	NOTIONAL AMOUNT (000S)

PURCHASED CALL OPTIONS 0.1%
2-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 10/04/2006	12,500	0
Strike @ 4.750% Exp. 08/07/2006	19,000	0
Strike @ 4.750% Exp. 08/08/2006	6,000	0
Strike @ 4.800% Exp. 12/22/2006	14,000	2
Strike @ 5.000% Exp. 03/08/2007	16,000	14
Strike @ 5.000% Exp. 03/08/2007	7,000	6
Strike @ 5.080% Exp. 04/19/2007	13,800	20
Strike @ 5.130% Exp. 10/25/2006	24,300	7
Strike @ 5.130% Exp. 10/25/2006	5,000	2
Strike @ 5.170% Exp. 02/01/2007	15,200	18
Strike @ 5.200% Exp. 05/09/2007	33,600	73
Strike @ 5.250% Exp. 06/07/2007	30,000	82

Total Purchased Call Options (Cost $743)		224

	# OF CONTRACTS

PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $92.250 Exp. 12/18/2006	96	1
Strike @ $92.500 Exp. 12/18/2006	120	1

90-Day Eurodollar June Futures (CME)
Strike @ $91.000 Exp. 06/18/2007	337	2
Strike @ $91.250 Exp. 06/18/2007	423	3

90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007	469	3

90-Day Eurodollar September Futures (CME)
Strike @ $92.750 Exp. 09/18/2006	556	3

Total Purchased Put Options (Cost $19)		13

	NOTIONAL AMOUNT (000S)

PURCHASED STRADDLE OPTIONS 0.0%
Call & Put – OTC U.S. dollar versus Japanese Yen Forward Delta Neutral Straddle
Strike @ $0.000 (g) Exp. 08/23/2007	$7,000	4

Total Purchased Straddle Options (Cost $0)		4

See Accompanying Notes	Semiannual Report	June 30, 2006	35

Schedule of Investments Low Duration Portfolio (Cont.)

			VALUE
		SHARES	(000S)

PREFERRED STOCK 0.1%
DG Funding Trust
7.210% due 12/31/2049		60	$633

Total Preferred Stock (Cost $632)			633

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 59.9%

BELGIUM TREASURY BILLS 4.7%
2.757% due 10/12/2006	EUR	23,060	29,262

COMMERCIAL PAPER 37.1%
Barclays U.S. Fund
5.055% due 08/16/2006		$12,200	12,125
5.105% due 08/22/2006		5,900	5,858

BNP Paribas Finance
4.930% due 07/13/2006		2,400	2,397
5.079% due 08/22/2006		15,600	15,490

Caisse d’Amortissement de la Dette Sociale
5.270% due 08/03/2006		17,000	16,923

Cox Communications, Inc.
5.160% due 07/17/2006		600	600

Danske Corp.
5.280% due 07/17/2006		5,400	5,389
4.955% due 07/20/2006		600	599
4.980% due 07/26/2006		4,100	4,087
5.080% due 08/24/2006		8,800	8,735

Dexia Delaware LLC
5.275% due 07/05/2006		3,300	3,299
4.980% due 07/25/2006		15,600	15,553

DnB NORBank ASA
4.960% due 07/17/2006		10,900	10,879

Fannie Mae
4.809% due 07/05/2006		17,200	17,195

Federal Home Loan Bank
5.030% due 07/03/2006		17,200	17,200

Fortis Funding
5.265% due 07/26/2006		$3,100	$3,090

General Electric Capital Corp.
4.975% due 07/24/2006		2,400	2,393

HBOS Treasury Services PLC
4.985% due 07/26/2006		14,900	14,853

Rabobank USA Financial Corp.
5.250% due 07/03/2006		17,200	17,200

Skandinaviska Enskilda Banken
4.960% due 07/20/2006		500	499

Societe Generale N.A.
5.270% due 07/03/2006		300	300
5.245% due 08/08/2006		16,500	16,413
5.055% due 08/15/2006		1,100	1,093
4.985% due 08/22/2006		1,000	993

Total Captial S.A.
5.270% due 07/03/2006		17,200	17,200

UBS Finance Delaware LLC
5.270% due 07/03/2006		400	400
5.050% due 07/05/2006		4,700	4,699
4.790% due 07/07/2006		3,900	3,898
4.930% due 07/10/2006		1,000	999
5.095% due 09/22/2006		9,000	8,887

Westpac Capital Corp.
4.980% due 07/24/2006		1,200	1,196

			230,442

FRANCE TREASURY BILLS 6.1%
2.775% due 07/06/2006 - 11/23/2006 (b)	EUR	29,900	37,957

GERMANY TREASURY BILLS 8.5%
2.590% due 07/12/2006 - 10/18/2006 (b)		41,410	52,871

REPURCHASE AGREEMENTS 2.5%
Credit Suisse First Boston
4.580% due 07/03/2006		$4,600	$4,600
(Dated 06/30/2006. Collateralized by U.S. Treasury Notes 4.000% due 06/15/2009 valued at $4,729. Repurchase proceeds are $4,602.)
4.600% due 07/03/2006		5,000	5,000
(Dated 06/30/2006. Collateralized by U.S. Treasury Notes 3.250% due 08/15/2007 valued at $5,107. Repurchase proceeds are $5,002.)

State Street Bank
4.900% due 07/03/2006		5,892	5,892
(Dated 06/30/2006. Collateralized by Freddie Mac 2.750% due 02/09/2007 valued at $6,011. Repurchase proceeds are $5,894.)

			15,492

SPAIN TREASURY BILLS 0.4%
2.890% due 12/22/2006	EUR	2,500	3,153

U.S. TREASURY BILLS 0.6%
4.568% due 08/31/2006 - 09/14/2006 (b)(c)		$3,495	3,456

Total Short-Term Instruments (Cost $368,571)			372,633

Total Investments (a) 115.9% (Cost $719,941)			$720,320

Written Options (e) (0.2%) (Premiums $1,189)			(1,344)

Other Assets and Liabilities (Net) (15.7%)			(97,525)

Net Assets 100.0%			$621,451

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) As of June 30, 2006, portfolio securities with an aggregate market value of $1,606 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) Securities with an aggregate market value of $3,456 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	800	$(1,196)
90-Day Eurodollar December Futures	Long	12/2007	291	(455)
90-Day Eurodollar June Futures	Long	06/2007	625	(1,177)
90-Day Eurodollar March Futures	Long	03/2007	977	(1,904)
90-Day Eurodollar March Futures	Short	03/2008	61	74
90-Day Eurodollar September Futures	Long	09/2007	460	(807)
U.S. Treasury 5-Year Note September Futures	Short	09/2006	349	191
U.S. Treasury 10-Year Note September Futures	Short	09/2006	102	61
U.S. Treasury 30-Year Bond September Futures	Long	09/2006	5	(2)

				$(5,215)

36	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2006 (Unaudited)

(d) Swap agreements outstanding on June 30, 2006:
Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	1,300	$(4)
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2007	GBP	400	(3)
Lehman Brothers, Inc.	6-month GBP-LIBOR	Pay	4.500%	09/20/2009		200	(5)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2011		$2,900	25

							$13

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.100%	12/20/2006		$2,600	$6
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007		400	8
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007		300	6
Citibank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.445%	12/20/2006		100	0
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	12/20/2006		200	1
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007		200	4
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.690%	03/20/2007		1,200	5
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	12/20/2006		1,000	15
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.460%	06/20/2007		200	0

							$45

+ If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(e) Written options outstanding on June 30, 2006:
Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$108.000	08/25/2006	40	$7	$1
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/25/2006	40	4	6
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	13	6	20
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	422	331	894
Put - CME 90-Day Eurodollar December Futures	95.500	12/18/2006	45	49	123
Put - CME 90-Day Eurodollar March Futures	94.750	03/19/2007	19	10	20
Put - CME 90-Day Eurodollar September Futures	95.000	09/18/2006	14	8	20

				$415	$1,084

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	4.500%	12/20/2006	GBP	1,700	$8	$19
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		$6,100	22	7
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.040%	03/08/2007		7,000	68	14
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		2,100	25	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		6,000	79	2
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006		8,000	65	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		4,500	20	5
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.780%	08/08/2006		3,000	28	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		3,000	36	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		3,000	33	6
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007		6,000	47	26
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007		14,700	152	87
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007		13,000	132	89
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		2,200	9	2
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.240%	02/01/2007		6,600	41	25

								$765	$282

See Accompanying Notes	Semiannual Report	June 30, 2006	37

Schedule of Investments Low Duration Portfolio (Cont.)

Straddle Options
Description	Counterparty	Exercise Price*	Expiration Date	Notional Amount	Premium*	Value
Call & Put - OTC U.S. dollar versus Japanese Yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$0.000	08/23/2007	$3,100	$3	$(17)
Call & Put - OTC U.S. dollar versus Japanese Yen Forward Delta Neutral Straddle	J.P. Morgan Chase & Co.	0.000	08/23/2007	1,000	6	(5)

					$9	$(22)

* Exercise price and final premium determined on a future final date, based upon implied volatility parameters.

(f) Forward foreign currency contracts outstanding on June 30, 2006:
Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	852	07/2006	$25	$0	$25
Sell		853	07/2006	0	(20)	(20)
Buy		422	09/2006	11	0	11
Buy	CAD	1,897	07/2006	0	(20)	(20)
Buy	CLP	174,323	07/2006	0	(7)	(7)
Sell		174,323	07/2006	4	0	4
Buy		86,000	08/2006	0	(2)	(2)
Buy		44,534	09/2006	0	0	0
Buy	CNY	4,059	03/2007	0	(4)	(4)
Buy	EUR	167	07/2006	4	0	4
Sell		51,095	07/2006	71	(623)	(552)
Sell		14,390	08/2006	0	(330)	(330)
Sell		26,000	09/2006	0	(471)	(471)
Buy	GBP	537	07/2006	4	0	4
Buy	INR	12,200	08/2006	0	(7)	(7)
Sell		7,230	08/2006	3	0	3
Buy		2,596	09/2006	0	(1)	(1)
Buy	JPY	2,039,610	08/2006	0	(571)	(571)
Buy	KRW	144,129	08/2006	3	0	3
Buy		611,190	09/2006	16	0	16
Sell		369,284	09/2006	0	(10)	(10)
Buy		843,255	05/2007	0	(2)	(2)
Buy	MXN	3,960	08/2006	0	(24)	(24)
Sell		2,377	08/2006	6	0	6
Buy		1,125	09/2006	0	(6)	(6)
Buy	PEN	1,616	08/2006	10	0	10
Sell		1,616	08/2006	0	(19)	(19)
Buy		141	09/2006	1	0	1
Sell		141	09/2006	0	(2)	(2)
Buy	PLN	162	09/2006	1	0	1
Buy		349	11/2006	0	(3)	(3)
Buy	RUB	11,341	08/2006	20	0	20
Sell		6,780	08/2006	0	(8)	(8)
Buy		3,058	09/2006	4	0	4
Buy	SGD	1,140	08/2006	13	(2)	11
Sell		676	08/2006	0	(8)	(8)
Buy		172	09/2006	2	0	2
Buy	SKK	13,910	09/2006	13	0	13
Sell		6,644	09/2006	0	(6)	(6)
Buy	TWD	10,582	08/2006	0	(8)	(8)
Sell		7,383	08/2006	0	0	0
Buy		3,337	09/2006	0	(1)	(1)
Buy	ZAR	106	08/2006	0	(2)	(2)
Sell		106	08/2006	1	0	1
Buy		106	10/2006	0	(1)	(1)
Buy		202	11/2006	0	(4)	(4)

				$212	$(2,162)	$(1,950)

(g) Exercise price and premium determined on a future date, based upon implied volatility parameters.

38	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements

1.  ORGANIZATION

Each of the Portfolios (hereinafter referred to individually as a “Portfolio” and collectively as the “Portfolios”) discussed in this report is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company organized as a Delaware business trust on October 3, 1997. The Portfolios may offer up to four classes of shares: Institutional, Administrative, Advisor and Class M. Information presented in these financial statements pertains to the different share classes of five of the Portfolios of the Trust. Certain detailed financial information for other share class (the “Other Classes”) is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.  Investments in Funds within the PIMCO Funds are valued at their net assets value as reported by the Underlying Funds. Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments, which mature in 60 days or less, are generally valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of a Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events. When a Portfolio use fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem shares. The prices used by a Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income.  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related or asset-backed securities are recorded as components of interest income in the Statements of Operations.

Dividends and Distributions to Shareholders.  Dividends from net investment income, if any, of each Portfolio, except the All Asset Portfolio, are declared on each day the Portfolio is open for business and are distributed to shareholders monthly. Dividends from net investment income, if any, of the All Asset Portfolio are declared and distributed to shareholders quarterly. Net realized capital gains earned by a Portfolio, if any, will be distributed no less frequently than once each year. Most shareholders choose to reinvest their dividends and capital gain distribution in additional shares of the Portfolio.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in a Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to

Semiannual Report	June 30, 2006	39

Notes to Financial Statements (Cont.)

paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations.  Each class offered by a Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of each Portfolio, except the All Asset Portfolio, are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of a Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Bridge Debt Commitments.  At the period ended June 30, 2006, the High Yield Portfolio had $2,008,182 in commitments outstanding to fund high-yield bridge debt. The Portfolio is entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

Loan Participant and Assignments.  Certain Portfolio may invest in direct debt instruments which are interests in amounts owned by corporate, governmental, or other borrowers to lenders or lending syndicates. A Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. Then agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Portfolio may be subject to the credit of both the borrower and the lender that is selling the loan agreement. When a Portfolio purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the end of the period, the High Yield Portfolio had unfunded loan commitments of $2,008,182.

Delayed-Delivery Transactions.  Certain Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Portfolio has sold a security on a delayed-delivery basis, a Portfolio does not participate in future gains and losses with respect to the security.

Federal Income Taxes.  Each Portfolio qualifies and intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

To the extent the All Asset Portfolio invest in the CommodityRealReturn Strategy Portfolio® (the “CRRS Portfolio”), an Underlying Fund, this Portfolio may be subject to the risks associated with commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the CRRS Portfolio derive at least 90 percent of its gross income from certain qualifying sources of income. On December 16, 2005, the IRS issued Revenue Ruling 2006-01 which held that income from commodity index-linked swaps was not qualifying income. At the time Revenue Ruling 2006-01 was issued, the CRRS Portfolio invested primarily in commodity index-linked swaps to gain exposure to the commodity markets. Revenue Ruling 2006-01 provided an effective date of June 30, 2006, after which time the CRRS Portfolio’s ability to utilize commodity index-linked swaps as part of its investment strategy will be limited to a maximum of 10 percent of its gross income.

On June 2, 2006, the IRS issued Revenue Ruling 2006-31 which extends the effective date for Revenue Ruling 2006-01 from June 30, 2006 until September 30, 2006. Revenue Ruling 2006-31 also clarifies the holding of Revenue Ruling 2006-01 by providing that income from alternative instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. In addition, the IRS has also issued private letter rulings to at least two other funds in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The CRRS Portfolio has also obtained an opinion of counsel with respect to the treatment of income from commodity index-linked notes as qualifying income under the Code. Such an opinion is not binding upon the IRS.

Based on Revenue Ruling 2006-31, IRS guidance and advice of counsel, the CRRS Portfolio will seek to gain exposure to the commodity markets primarily through investments in commodity indexlinked notes. The use of commodity index-linked notes involves specific risks. The CRRS Portfolio will continue to seek ways to make use of other commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, and alternative structures within the Portfolio to gain exposure to commodity markets. Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

Foreign Currency.  The accounting records of the Portfolios are maintained in U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollar based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the reports are defined as follows:
AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	NZD	New Zealand Dollar
CLP	Chilean Peso	PEN	Peruvian New Sol
CNY	Chinese Yuan Renminbi	PLN	Polish Zloty
DKK	Danish Krone	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	SGD	Singapore Dollar
HKD	Hong Kong Dollar	SKK	Slovakian Koruna
INR	Indian Rupee	TWD	Taiwan Dollar
JPY	Japanese Yen	ZAR	South African Rand

40	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

Forward Currency Transactions.  Certain Portfolios may enter into forward currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Portfolio’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by a Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Portfolio’s Statement of Assets and Liabilities. In addition, a Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts.  Certain Portfolios are authorized to enter into futures contracts. A Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Portfolio is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Guarantees and Indemnifications.  Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

Inflation-Indexed Bonds.  Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

Options Contracts.  Certain Portfolios may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Certain options may be written with premiums to determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Certain Portfolios may also purchase put and call options. Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. A Portfolio pays a premium which is included in a Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Payment In-Kind Securities.  Certain Portfolios may invest in payment in-kind securities. Payment in-kind securities (PIKs) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same term, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment in the Statements of Assets and Liabilities.

Repurchase Agreements.  Certain Portfolios may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, a Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted Securities.  Certain Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Mortgage-Related and Other Asset-Backed Securities.  Certain Portfolios may invest in mortgage-related or other asset-backed securities. These securities

Semiannual Report	June 30, 2006	41

Notes to Financial Statements (Cont.)

include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs are included in interest income in the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income in the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Swap Agreements.  Certain Portfolios may engage in swap transactions, including, but not limited to, swap agreements on interest rate and credit default to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, a Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for federal income tax purposes is uncertain. Were the Internal Revenue Service to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for federal income tax purposes, payments received by the Portfolio from such investments might be subject to income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received or paid by a Portfolio are included as part of realized gain or loss in the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

U.S. Government Agencies or Government-Sponsored Enterprises.  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

Underlying Funds.  The Portfolio may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Fund at any particular time. The Underlying Funds are the Institutional Class shares of the PIMCO Funds, an affiliated open-end investment company, except All Asset and All Asset All Authority Funds. Though it is anticipated that the All Asset Portfolio will not currently invest in the European StocksPLUS® Total Return Strategy, Far East (ex-Japan) StocksPLUS® Total Return Strategy, Japanese StocksPLUS® TR Strategy, StocksPLUS® Municipal-Backed and StocksPLUS® TR Short Strategy Funds, the Portfolio may invest in these Funds in the future, without shareholder approval, at the discretion of the Portfolio’s asset allocation sub-adviser.

New Accounting Policies.  In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the application of the Interpretation to the Portfolio and will provide additional information in relation to the Interpretation in the Portfolio’s annual financial statements for the year ending December 31, 2006.

3.  FEES, EXPENSES, AND RELATED PARTY TRANSACTIONS

Investment Advisory Fee.  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolios. The Advisory Fee is charged at an annual rate of 0.25% for all Portfolios except the All Asset Portfolio which is charged at an annual rate of 0.20%.

Administration Fee.  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of a Portfolio. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The

42	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

Administration Fee for all Portfolios, except the Foreign Bond (U.S. Dollar-Hedged), Global Bond (Unhedged) and High Yield Portfolios, is charged at the annual rate of 0.25%. The Foreign Bond (U.S. Dollar-Hedged) and Global Bond (Unhedged) Portfolios are charged at an annual rate of 0.50%. The High Yield Portfolio is charged at an annual rate of 0.35%.

Distribution and Servicing Fees.  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of a Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

Expenses.  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the All Asset Portfolio’s pro rata share of organization expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Administrative Class 0.60%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent the All Asset Portfolio’s annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows (amounts in thousands):

	12/31/2003	12/31/2004	12/31/2005	06/30/2006
Amount Available for Reimbursement	$12	$0	$0	$0

For the current period ended June 30, 2006, each unaffiliated Trustee received an annual retainer of $15,000, plus $2,000 for each Board of Trustees quarterly meeting attended, $500 for each Board of Trustees committee meeting attended and $500 for each special board meeting attended, plus reimbursement of related expenses. In addition, each Committee Chair received an additional annual retainer of $500 and each Audit Committee Chair received an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover”. Each Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2006 were as follows (amounts in thousands):

	U.S Government/ Agency		All Other
	Purchases	Sales	Purchases	Sales
All Asset Portfolio	$0	$ 0	$159,640	$113,374
Foreign Bond Portfolio (U.S. Dollar-Hedged)	44,576	56,423	42,889	35,879
Global Bond Portfolio (Unhedged)	102,156	114,497	74,761	31,310
High Yield Portfolio	0	0	227,130	218,953
Low Duration Portfolio	478,547	426,544	66,669	27,434

5.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	Foreign Bond Portfolio (U.S. Dollar-Hedged)			Global Bond Portfolio (Unhedged)
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 12/31/2005	64	$7,000	$68	124	$11,000	$112
Sales	102	26,600	251	174	71,200	684
Closing Buys	0	(5,800)	(49)	0	(9,900)	(84)
Expirations	(123)	(100)	(32)	(220)	(1,500)	(64)
Exercised	(13)	0	(3)	0	0	0
Balance at 06/30/2006	30	$27,700	$235	78	$70,800	$648

	High Yield Portfolio			Low Duration Portfolio
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Notional Amount in GBP	Premium
Balance at 12/31/2005	707	$17,000	$285	460	$56,300	GBP2,200	$868
Sales	2,167	1,500	638	358	75,100	0	664
Closing Buys	(1,978)	(18,500)	(640)	(208)	(32,700)	0	(271)
Expirations	0	0	0	(17)	(9,400)	(500)	(72)
Exercised	0	0	0	0	0	0	0
Balance at 06/30/2006	896	$0	$283	593	$89,300	GBP1,700	$1,189

Semiannual Report	June 30, 2006	43

Notes to Financial Statements (Cont.)

6.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	All Asset Portfolio				Foreign Bond Portfolio (U.S. Dollar-Hedged)				Global Bond Portfolio (Unhedged)
	Six Months Ended 06/30/2006		Year Ended 12/31/2005		Six Months Ended 06/30/2006		Year Ended 12/31/2005		Six Months Ended 06/30/2006		Year Ended 12/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1	$10	0	$0	0	$0	0	$0	1	$10	0	$0
Administrative Class	2,843	33,411	14,121	166,191	925	9,424	1,697	17,519	4,637	55,471	5,093	63,454
Advisor Class	5,043	58,213	632	7,545	0	0	0	0	0	0	0	0
Class M	982	11,550	4,617	54,317	0	0	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	0	0	0	0	0	0	0	0	0	0	0	0
Administrative Class	437	5,038	828	9,815	76	777	140	1,452	157	1,881	235	2,873
Advisor Class	56	632	15	182	0	0	0	0	0	0	0	0
Class M	107	1,232	200	2,364	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	0	0	0	0	0	0	0	0	0	0	0	0
Administrative Class	(4,149)	(48,154)	(2,453)	(29,204)	(437)	(4,459)	(793)	(8,208)	(1,210)	(14,460)	(561)	(7,033)
Advisor Class	(37)	(431)	(17)	(208)	0	0	0	0	0	0	0	0
Class M	(1,114)	(12,991)	(689)	(8,152)	0	0	0	0	0	0	0	0
Net increase resulting from Portfolio share transactions	4,169	$48,510	17,254	$202,850	564	$5,742	1,044	$10,763	3,585	$42,902	4,767	$59,294

	High Yield Portfolio				Low Duration Portfolio
	Six Months Ended 06/30/2006		Year Ended 12/31/2005		Six Months Ended 06/30/2006		Year Ended 12/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	43	$360	42	$336	996	$10,012	1,021	$10,460
Administrative Class	7,675	62,810	20,365	167,640	18,333	184,037	23,493	239,555
Advisor Class	1	10	0	0	1	10	0	0
Issued as reinvestment of distributions
Institutional Class	4	29	4	37	47	467	55	561
Administrative Class	2,019	16,529	3,377	27,827	1,045	10,471	1,136	11,545
Advisor Class	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(1)	(12)	(3)	(25)	(279)	(2,796)	(473)	(4,836)
Administrative Class	(9,932)	(80,878)	(16,769)	(138,029)	(5,023)	(50,338)	(6,536)	(66,805)
Advisor Class	0	0	0	0	0	0	0	0
Class M	0	0	0	0	0	0	0	0
Net increase resulting from Portfolio share transactions	(191)	$(1,152)	7,016	$57,786	15,120	$151,863	18,696	$190,480

44	PIMCO Variable Insurance Trust

June 30, 2006 (Unaudited)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	All Asset Portfolio			Foreign Bond Portfolio (U.S. Dollar-Hedged)		Global Bond Portfolio (Unhedged)
	Number of Shareholders	% of Portfolio Held		Number of Shareholders	% of Portfolio Held	Number of Shareholders	% of Portfolio Held
Institutional Class	1	100		1	100	1	100
Administrative Class	2	89	*	4	91	6	95	**
Advisor Class	2	93		–	–	–	–
Class M	3	97		–	–	–	–

	High Yield Portfolio			Low Duration Portfolio
	Number of Shareholders	% of Portfolio Held		Number of Shareholders	% of Portfolio Held
Institutional Class	1	94		2	100
Administrative Class	3	79	**	2	63
Advisor Class	1	100		1	100

* Allianz Life Insurance Co. of North America, an indirect wholly owned subsidiary of AGI and a Related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio, and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

** One of the shareholders, Allianz Life Insurance Co. of North America, is an indirect wholly owned subsidiary of AGI and a related party to the Portfolio.

7.  AFFILIATED TRANSACTIONS

The Underlying Funds are considered to be affiliated with the All Asset Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2006 (amounts in thousands):

Underlying Funds	Market Value 12/31/2005	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 6/30/2006	Dividend Income	Net Capital and Realized Gain (Loss)
CommodityRealReturn Strategy Fund®	$11,984	$3,509	$6,126	$130	$9,395	$46	$(270)
Convertible Fund	1,193	16	0	66	1,240	16	0
Developing Local Markets Fund	23,695	11,797	5,002	582	30,946	529	96
Diversified Income Fund	0	1,051	0	(19)	1,031	11	0
Emerging Markets Bond Fune	26,326	9,172	13,874	321	20,552	756	(215)
Floating Income Fund	23,662	14,886	8,178	272	30,396	678	65
Foreign Bond Fund (Unhedged)	7,223	1,078	7,621	25	833	80	(356)
Fundamental IndexPLUS Fund	1,258	1,753	1,411	28	1,666	18	24
Fundamental IndexPLUS TR Fund	10,704	972	3,795	(28)	7,823	164	(158)
GNMA Fund	3,197	539	988	(63)	2,670	70	(9)
High Yield Fund	20,384	705	8,205	(76)	12,554	705	(85)
International StocksPLUS® TR Strategy Fund	10,584	12,012	75	(675)	22,025	379	(9)
Long-Term U.S. Government Fund	39,326	3,546	13,541	(2,088)	26,893	717	(831)
Low Duration Fund	4,844	12,249	13,954	(2)	2,993	158	(146)
Real Return Asset Fund	49,421	59,336	997	(4,724)	103,412	1,423	(38)
Real Return Fund	43,544	24,385	591	(2,425)	65,726	995	(45)
RealEstateRealReturn Strategy Fund	10,989	230	9,873	36	1,756	230	(537)
Short-Term Fund	0	76	66	0	10	0	0
StocksPLUS® Fund	70	1	0	3	72	1	0
StocksPLUS® Total Return Fund	1,687	21	0	(59)	1,679	21	0
Total Return Fund	26,281	2,128	12,615	(576)	15,036	542	(463)
Total Return Mortgage Fund	10,041	178	6,462	(123)	3,586	178	(178)
Totals	$326,413	$159,640	$113,374	$(9,395)	$362,294	$7,717	$(3,155)

Semiannual Report	June 30, 2006	45

Notes to Financial Statements (Cont.)

8.  FEDERAL INCOME TAX MATTERS

As of June 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
All Asset Portfolio	$ 1,463	$ (10,857)	$ (9,394)
Foreign Bond Portfolio (U.S. Dollar-Hedged)	1,351	(981)	(370)
Global Bond Portfolio (Unhedged)	1,160	(1,846)	(686)
High Yield Portfolio	5,358	(11,001)	(5,643)
Low Duration Portfolio	4,321	(3,943)	378

9.  REGULATORY AND LITIGATION MATTERS

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the PIMCO Funds, the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees and employees of the PIMCO Funds, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the PIMCO Funds and the Allianz Funds and the and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds themselves against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the PIMCO Funds and Allianz Funds , including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Portfolios of the Trust. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the PIMCO Funds have been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

Certain Portfolios of the Trust were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain Portfolios of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain Portfolios of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Portfolios. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolios or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolios.

46	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Item 2.	Code of Ethics

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants. Not applicable.

Item 6.	Schedule of Investments. The Schedule of Investments is included as part of the reports to shareholders under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases. Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11.	Controls and Procedures

	(a)	The principal executive officer and principal financial officer of PIMCO Variable Insurance Trust (“Trust”) have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

	(b)	There were no changes in the Trust’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Exhibits

	(a)(1)	Code of Ethics. Not applicable for semiannual reports.

	(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

	(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Variable Insurance Trust

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	September 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	September 7, 2006

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	September 7, 2006